As filed with the SEC on July 1, 2005.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-4556

TRANSAMERICA IDEX MUTUAL FUNDS
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida			33716
(Address of principal executive offices)			(Zip code)

John K. Carter, Esq. P.O. Box 5068, Clearwater, Florida 33758-5068
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2004 – April 30, 2005

Item 1: Report(s) to Shareholders.  The Semi-Annual Report is attached.

Semi-Annual Report

April 30, 2005

www.transamericaidex.com

Investor Services 1-888-233-IDEX (4339)
P.O. Box 9012 • Clearwater, FL 33758-9012
Distributor: AFSG Securities Corporation, Member NASD

Dear Fellow Shareholder,

On behalf of Transamerica IDEX Mutual Funds, I would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial advisor in the future. We value the trust you have placed in us.

This semi-annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe it to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies in addition to matters presented to shareholders that may have required their vote.

We believe it is important to recognize and understand current market conditions in order to provide a context for reading the contents of this report. In review of the past six months, the positive market environment experienced in the last two months of 2004 led by falling oil prices and the conclusion of the U.S. presidential election has transitioned to a more difficult period in the first four months of 2005. This period has been led by volatile oil prices and investor fears of rising inflation, which has muted investment returns, and in many cases, resulted in losses. While economic growth has remained positive, creating investment opportunities, it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial advisor is a key resource to help you build a comprehensive picture of your current and future financial needs. In addition, financial advisors are familiar with the market's history, including long-term returns and volatility of various asset classes.

With your financial advisor, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial advisor if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Brian C. Scott
President
Transamerica IDEX Mutual Funds

TA IDEX American Century International

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2004 and held for the entire period until April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,071.40	1.47%	$7.55
Hypothetical (b)	1,000.00	1,017.50	1.47	7.35
Class B
Actual	1,000.00	1,068.00	2.35	12.05
Hypothetical (b)	1,000.00	1,013.14	2.35	11.73
Class C
Actual	1,000.00	1,066.80	2.35	12.04
Hypothetical (b)	1,000.00	1,013.14	2.35	11.73

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Region
At April 30, 2005

This chart shows the percentage breakdown by region of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX American Century International

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.7%)
Switzerland (0.7%)
Compagnie Financiere Richemont AG–Class A	22,100	$663
Total Convertible Preferred Stocks (cost: $570)		663
COMMON STOCKS (94.5%)
Australia (5.1%)
Amcor, Ltd.	174,900	889
BHP Billiton, Ltd.	103,324	1,309
Commonwealth Bank of Australia	35,480	1,011
Macquarie Infrastructure Group	255,670	730
QBE Insurance Group, Ltd.	72,100	845
Austria (0.9%)
Erste Bank der Oesterreichischen Sparkassen AG	18,032	878
Belgium (1.0%)
KBC Groupe	12,090	960
Canada (2.0%)
EnCana Corp.	7,291	468
Shoppers Drug Mart Corp.	28,026	876
Thomson Corp. (The)	17,240	572
Denmark (0.7%)
Novo Nordisk A/S–Class B	12,540	636
Finland (0.5%)
Stora Enso OYJ–Class R	37,650	501
France (13.1%)
Accor SA	8,490	390
AXA	36,068	904
Cie Generale D'Optique Essilor International SA	8,830	633
Credit Agricole SA	6,144	160
Groupe Danone	10,520	989
Lafarge SA	10,340	944
Pernod-Ricard	4,950	753
Pinault-Printemps-Redoute SA	4,520	447
Sanofi-Aventis	6,070	539
Schneider Electric SA	11,810	854
Societe Generale–Class A	11,347	1,135
Total SA	12,120	2,705
Vinci SA	6,653	1,003
Vivendi Universal SA (a)	30,830	926
Germany (6.1%)
Adidas-Salomon AG	2,660	415
BASF AG	11,830	778
Continental AG	14,320	1,059
Deutsche Telekom AG	48,270	915
E.ON AG	8,230	700

	Shares	Value
Germany (continued)
Fresenius Medical Care AG	9,618	$776
Metro AG	9,370	496
Puma AG Rudolf Dassler Sport	2,927	677
Greece (1.9%)
Alpha Bank A.E.	5,470	177
National Bank of Greece SA	28,770	970
OPAP SA	25,864	680
Hong Kong (0.9%)
CLP Holdings, Ltd.	142,500	808
Ireland (2.5%)
Anglo Irish Bank Corp. PLC	92,940	1,103
Bank of Ireland	61,330	933
Ryanair Holdings PLC–ADR (a)	9,230	371
Italy (1.8%)
ENI-Ente Nazionale Idrocarburi SpA	41,430	1,045
Saipem SpA	52,770	663
Japan (20.0%)
Ajinomoto Co., Inc.	58,000	696
Astellas Pharma, Inc.	28,900	1,046
Bank of Yokohama, Ltd. (The)	190,000	1,086
Daikin Industries, Ltd.	32,600	814
Denso Corp.	13,900	329
East Japan Railway Co.	170	884
Eisai Co., Ltd.	20,800	693
Fuji Photo Film Co., Ltd.	27,100	894
Honda Motor Co., Ltd.	14,600	702
Hoya Corp.	4,864	508
Kao Corp.	17,000	393
KDDI Corp.	110	507
Komatsu, Ltd.	72,000	507
Matsushita Electric Industrial Co., Ltd.	66,000	965
Mitsubishi Tokyo Financial Group, Inc.	50	432
Omron Corp.	37,800	826
ORIX Corp.	7,000	950
Osaka Gas Co., Ltd.	289,000	909
Seven-Eleven Japan Co., Ltd.	15,400	434
Shin-Etsu Chemical Co., Ltd.	15,200	560
Shiseido Co., Ltd.	14,000	178
Sumitomo Metal Mining Co., Ltd.	37,000	260
Sumitomo Mitsui Financial Group, Inc.	60	387
Taisei Corp.	192,000	671
Takefuji Corp.	12,600	798
Toray Industries, Inc.	173,000	771
Toto, Ltd.	35,000	298
Toyota Motor Corp.	15,600	566
Yamada Denki Co., Ltd.	18,400	879

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX American Century International

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Luxembourg (0.3%)
Arcelor	15,140	$308
Mexico (0.6%)
America Movil SA de CV–Class L–ADR (b)	12,267	609
Netherlands (2.4%)
ING Groep NV	39,634	1,096
Royal Numico NV (a)(b)	27,170	1,128
Norway (1.4%)
DnB Nor ASA	72,450	693
Telenor ASA	72,260	605
Spain (2.3%)
Cintra Concesiones de Infraestructuras de Transporte SA (a)	44,351	478
Grupo Ferrovial SA	13,669	781
Telefonica SA	53,127	906
Sweden (0.7%)
Volvo AB–Class B (b)	15,595	633
Switzerland (6.1%)
Nestle SA	5,140	1,358
Novartis AG	45,340	2,216
Roche Holding AG–Genusschein	9,137	1,110
UBS AG	13,526	1,086
United Kingdom (23.2%)
AstraZeneca PLC	31,190	1,367
BAA PLC	85,130	946
BG Group PLC	83,780	651
BP PLC	256,211	2,615
Diageo PLC	99,230	1,473
GlaxoSmithKline PLC	105,010	2,657
HSBC Holdings PLC	12,340	198
Legal & General Group PLC	310,590	622
Man Group PLC	23,570	550
Next PLC	30,740	872
O2 PLC (a)	64,709	145
Reckitt Benckiser PLC	48,353	1,573
Reed Elsevier PLC	97,530	957
Royal Bank of Scotland Group PLC	45,168	1,366
Smith & Nephew PLC	96,615	997
Tesco PLC	252,710	1,494
Unilever PLC	56,540	539
Vodafone Group PLC	900,330	2,357
Wolseley PLC	30,830	621
United States (1.0%)
iShares MSCI EAFE Index Fund	3,000	469
Synthes, Inc.	3,870	440
Total Common Stocks (cost: $84,003)		89,482

	Principal	Value
SECURITY LENDING COLLATERAL (2.2%)
Debt (1.9%)
Bank Notes (0.3%)
Bank of America
2.82%, due 05/16/2005	$65	$65
2.80%, due 06/09/2005 (c)	16	16
2.77%, due 07/18/2005 (c)	65	65
Canadian Imperial Bank of Commerce 3.02%, due 11/04/2005 (c)	65	65
Credit Suisse First Boston Corp. 2.88%, due 09/09/2005 (c) 3.06%, due 03/10/2006 (c)	16 16	16 16
Euro Dollar Overnight (0.3%)
Bank of Montreal 2.94%, due 05/04/2005	49	49
BNP Paribas 2.80%, due 05/05/2005	67	67
Den Danske Bank 2.93%, due 05/02/2005 2.80%, due 05/06/2005	59 33	59 33
Dexia Group 2.80%, due 05/05/2005	29	29
Royal Bank of Canada 2.80%, due 05/04/2005	67	67
Svenska Handlesbanken 2.80%, due 05/06/2005	11	11
Euro Dollar Terms (0.8%)
Bank of Nova Scotia 2.88%, due 05/11/2005 3.01%, due 05/31/2005	33 91	33 91
Barclays 3.02%, due 06/27/2005	58	58
BNP Paribas 2.93%, due 06/07/2005	52	52
Branch Banker & Trust 2.94%, due 06/06/2005	14	14
Calyon 2.93%, due 06/03/2005	54	54
Citigroup 2.87%, due 06/06/2005	68	68
Credit Suisse First Boston Corp. 2.91%, due 05/16/2005	67	67
HSBC Banking/Holdings PLC 3.01%, due 06/23/2005	33	33
Royal Bank of Scotland 2.94%, due 06/07/2005 2.95%, due 06/10/2005	63 35	63 35

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX American Century International

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Societe Generale 2.80%, due 05/03/2005	$62	$62
Toronto Dominion Bank 2.75%, due 05/09/2005 3.01%, due 06/24/2005	49 18	49 18
UBS AG 2.81%, due 05/03/2005	33	33
Promissory Notes (0.2%)
Goldman Sachs Group, Inc. 2.99%, due 06/27/2005 3.01%, due 07/27/2005	68 114	68 114
Repurchase Agreements (0.3%) (d)
Goldman Sachs Group, Inc. (The) 3.04%, Repurchase Agreement dated 04/29/2005 to be repurchased at $147 on 05/02/2005	147	147
Merrill Lynch & Co., Inc. 3.04%, Repurchase Agreement dated 04/29/2005 to be repurchased at $176 on 05/02/2005	176	176

	Shares	Value
Investment Companies (0.3%)
Money Market Funds (0.3%)
American Beacon Funds 1-day yield of 2.84%	25,873	$26
BGI Institutional Money Market Fund 1-day yield of 2.93%	153,208	153
Merrill Lynch Premier Institutional Fund 1-day yield of 2.65%	34,477	34
Merrimac Cash Fund, Premium Class 1-day yield of 2.74% (e)	63,057	63
Total Security Lending Collateral (cost: $2,069)		2,069
Total Investment Securities (cost: $86,642)		$92,214
SUMMARY:
Investments, at value	97.4%	$92,214
Other Assets and Liabilities	2.6%	2,455
Net assets	100.0%	$94,669

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At April 30, 2005, all or a portion of this security is on loan (see Note 1). The value at April 30, 2005, of all securities on loan is $1,973.

(c)  Floating or variable rate note. Rate is listed as of April 30, 2005.

(d)  Cash collateral for the Repurchase Agreements, valued at $328 that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–8.875% and 06/15/2005–03/15/2035, respectively.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX American Century International

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	13.3%	$12,576
Pharmaceuticals	10.8%	10,264
Telecommunications	6.4%	6,044
Petroleum Refining	5.6%	5,320
Food & Kindred Products	4.4%	4,171
Chemicals & Allied Products	3.7%	3,482
Oil & Gas Extraction	3.0%	2,827
Beer, Wine & Distilled Beverages	2.4%	2,226
Medical Instruments & Supplies	2.3%	2,213
Industrial Machinery & Equipment	2.3%	2,175
Rubber & Misc. Plastic Products	2.3%	2,151
Instruments & Related Products	2.1%	2,034
Life Insurance	2.1%	2,000
Food Stores	2.0%	1,928
Automotive	2.0%	1,901
Construction	1.9%	1,784
Engineering & Management Services	1.7%	1,617
Metal Mining	1.7%	1,569
Electric Services	1.7%	1,508
Insurance	1.6%	1,467
Communications Equipment	1.0%	965
Printing & Publishing	1.0%	957
Business Credit Institutions	1.0%	950
Stone, Clay & Glass Products	1.0%	944
Department Stores	1.0%	943
Radio & Television Broadcasting	1.0%	926
Gas Production & Distribution	1.0%	909
Metal Cans & Shipping Containers	0.9%	889
Railroads	0.9%	884
Radio, Television & Computer Stores	0.9%	879
Drug Stores & Proprietary Stores	0.9%	876
Shoe Stores	0.9%	872
Electronic Components & Accessories	0.9%	826
Personal Credit Institutions	0.8%	798
Textile Mill Products	0.8%	771
Security & Commodity Brokers	0.8%	730
Amusement & Recreation Services	0.7%	680
Retail Trade	0.7%	663
Wholesale Trade Durable Goods	0.7%	621
Computer & Data Processing Services	0.6%	572
Holding & Other Investment Offices	0.6%	550
Wholesale Trade Nondurable Goods	0.6%	539
Paper & Paper Products	0.5%	501
Public Administration	0.5%	478
Investment Companies	0.5%	469
Hotels & Other Lodging Places	0.4%	390

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY (continued)
Air Transportation	0.4%	$371
Motor Vehicles, Parts & Supplies	0.3%	329
Primary Metal Industries	0.3%	308
Furniture & Fixtures	0.3%	298
Investments, at value	95.2%	90,145
Short-term investments	2.2%	2,069
Other assets and liabilities	2.6%	2,455
Net assets	100.0%	$94,669

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX American Century International

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $86,642) (including securities loaned of $1,973)	$92,214
Cash	3,558
Receivables:
Investment securities sold	1,426
Shares of beneficial interest sold	39
Interest	7
Dividends	410
Dividend reclaims receivable	234
Other	8
97,896
Liabilities:
Investment securities purchased	810
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	79
Management and advisory fees	98
Distribution and service fees	45
Transfer agent fees	48
Foreign cash overdraft (proceeds $12)	13
Payable for collateral for securities on loan	2,069
Other	65
3,227
Net Assets	$94,669
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$72,465
Accumulated net investment income (loss)	(965)
Undistributed net realized gain (loss) from investment securities and foreign currency transactions	17,588
Net unrealized appreciation (depreciation) on: Investment securities	5,570
Translation of assets and liabilities denominated in foreign currencies	11
Net Assets	$94,669
Net Assets by Class:
Class A	$64,025
Class B	21,343
Class C	9,301
Shares Outstanding:
Class A	6,823
Class B	2,377
Class C	1,043
Net Asset Value Per Share:
Class A	$9.38
Class B	8.98
Class C	8.91
Maximum Offering Price Per Share (a):
Class A	$9.93

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$33
Dividends	1,765
Income from loaned securities–net	5
Less withholding taxes on foreign dividends	(91)
1,712
Expenses:
Management and advisory fees	897
Transfer agent fees:
Class A	30
Class B	27
Class C	14
Printing and shareholder reports	17
Custody fees	98
Administration fees	18
Legal fees	7
Audit fees	14
Trustees fees	6
Registration fees:
Class A	16
Class B	4
Class C	13
Other	2
Distribution and service fees:
Class A	291
Class B	107
Class C	48
Total expenses	1,609
Less:
Reimbursement of class expenses:
Class B	(6)
Class C	(17)
Net expenses	1,586
Net Investment Income (Loss)	126
Net Realized Gain (Loss) from:
Investment securities	38,207
Foreign currency transactions	(1,034)
37,173
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(16,075)
Translation of assets and liabilities denominated in foreign currencies	(2)
(16,077)
Net Gain (Loss) on Investments and Foreign Currency Transactions	21,096
Net Increase (Decrease) in Net Assets Resulting from Operations	$21,222

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX American Century International

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2005 (unaudited)	October 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$126	$(76)
Net realized gain (loss) from investment securities and foreign currency transactions	37,173	16,156
Net unrealized appreciation (depreciation) on investment securities and foreign currency translation	(16,077)	4,506
	21,222	20,586
Distributions to Shareholders:
From net investment income:
Class A	(1,265)	(410)
Class B	(4)	(47)
Class C	(51)	(2)
Class C2	–	(12)
Class M	–	(7)
	(1,320)	(478)
Capital Share Transactions:
Proceeds from shares sold:
Class A	5,749	43,204
Class B	2,431	2,535
Class C	1,356	920
Class C2	–	476
Class M	–	358
	9,536	47,493
Dividends and distributions reinvested:
Class A	1,263	409
Class B	4	44
Class C	49	2
Class C2	–	11
Class M	–	7
	1,316	473
Cost of shares redeemed:
Class A	(148,592)	(25,540)
Class B	(2,581)	(5,662)
Class C	(1,839)	(842)
Class C2	–	(1,501)
Class M	–	(879)
	(153,012)	(34,424)
Class level exchanges:
Class C	–	8,249
Class C2	–	(5,368)
Class M	–	(2,881)
	–	–

	April 30, 2005 (unaudited)	October 31, 2004
Automatic conversions:
Class A	$8	$9
Class B	(8)	(9)
	–	–
	(142,160)	13,542
Net increase (decrease) in net assets	(122,258)	33,650
Net Assets:
Beginning of period	216,927	183,277
End of period	$94,669	$216,927
Accumulated Net Investment Income (Loss)	$(965)	$229
Share Activity:
Shares issued:
Class A	600	5,293
Class B	265	308
Class C	149	112
Class C2	–	58
Class M	–	43
	1,014	5,814
Shares issued–reinvested from distributions:
Class A	134	47
Class B	–	5
Class C	5	–
Class C2	–	1
Class M	–	1
	139	54
Shares redeemed:
Class A	(15,199)	(2,998)
Class B	(283)	(698)
Class C	(203)	(103)
Class C2	–	(183)
Class M	–	(105)
	(15,685)	(4,087)
Class level exchanges:
	Class C	1,009
	Class C2	(654)
	Class M	(353)
		2
Automatic conversions:
Class A	1	1
Class B	(1)	(1)
	–	–
Net increase (decrease) in shares outstanding:
Class A	(14,464)	2,343
Class B	(19)	(386)
Class C	(49)	1,018
Class C2	–	(778)
Class M	–	(414)
	(14,532)	1,783

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX American Century International

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2005)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$8.81	$0.01	$0.62	$0.63	$(0.06)	$–	$(0.06)	$9.38
	10/31/2004	8.03	–	0.80	0.80	(0.02)	–	(0.02)	8.81
	10/31/2003	7.00	0.02	1.01	1.03	–	–	–	8.03
	10/31/2002	8.38	0.01	(1.39)	(1.38)	–	–	–	7.00
	10/31/2001	12.76	0.05	(3.05)	(3.00)	–	(1.38)	(1.38)	8.38
	10/31/2000	12.85	0.05	0.35	0.40	–	(0.49)	(0.49)	12.76
Class B	4/30/2005	8.41	(0.01)	0.58	0.57	– (h)	–	–	8.98
	10/31/2004	7.70	(0.04)	0.77	0.73	(0.02)	–	(0.02)	8.41
	10/31/2003	6.76	(0.03)	0.97	0.94	–	–	–	7.70
	10/31/2002	8.15	(0.04)	(1.35)	(1.39)	–	–	–	6.76
	10/31/2001	12.53	(0.02)	(2.98)	(3.00)	–	(1.38)	(1.38)	8.15
	10/31/2000	12.70	(0.03)	0.35	0.32	–	(0.49)	(0.49)	12.53
Class C	4/30/2005	8.40	(0.01)	0.57	0.56	(0.05)	–	(0.05)	8.91
	10/31/2004	7.70	(0.09)	0.81	0.72	(0.02)	–	(0.02)	8.40
	10/31/2003	6.73	(0.03)	1.00	0.97	–	–	–	7.70

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	7.14%	$64,025	1.47%	1.47%	0.20%	44%
	10/31/2004	9.95	187,608	1.59	1.59	(0.05)	159
	10/31/2003	14.71	152,086	1.78	2.39	0.23	220
	10/31/2002	(16.49)	14,921	1.87	3.68	0.22	241
	10/31/2001	(26.43)	5,209	1.55	2.77	0.47	129
	10/31/2000	2.74	6,977	1.62	3.56	0.09	108
Class B	4/30/2005	6.80	21,343	2.35	2.41	(0.27)	44
	10/31/2004	9.46	20,153	2.09	2.09	(0.46)	159
	10/31/2003	13.91	21,421	2.44	3.05	(0.42)	220
	10/31/2002	(17.09)	5,328	2.52	4.33	(0.43)	241
	10/31/2001	(26.96)	5,003	2.20	3.42	(0.18)	129
	10/31/2000	2.09	4,407	2.27	4.21	(0.56)	108
Class C	4/30/2005	6.68	9,301	2.35	2.71	(0.28)	44
	10/31/2004	9.33	9,166	2.40	2.49	(1.07)	159
	10/31/2003	14.41	568	2.44	3.04	(0.42)	220

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized for periods of less that one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003, 10/31/2004 and 04/30/2005.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  The inception date for the Fund's offering of share Class C was November 11, 2002.

(h)  Distributions from net investment income is less than $0.01 per share.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX American Century International

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX American Century International ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on February 1, 1997.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers three classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. On June 15, 2004, Class C2 shares merged into Class C. On September 24, 2004, Class M shares merged into Class C. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." If market quotations are not readily available, and the impact of such a significant market event materially effects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX American Century International

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $3 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

At April 30, 2005, there were no outstanding forward foreign currency contracts.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX American Century International

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Account maintenance fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder's account.

No fee will be charged under the following conditions:

•  accounts opened within the preceding 24 months

•  accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•  accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•  accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•  UTMA/UGMA accounts

•  Fiduciary accounts

•  B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the six months ended April 30, 2005, this fee totaled less than $1. These fees are included in Paid in Capital in the Statement of Assets and Liabilities.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

For the six months ended April 30, 2005, the Fund received less than a $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i. e.: through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Growth Portfolio	$25,273	26.69%
TA IDEX Asset Allocation– Moderate Growth Portfolio	19,803	20.92%
TA IDEX Asset Allocation– Moderate Portfolio	5,259	5.56%
Total	$50,335	53.17%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

From November 1, 2004 to December 31, 2004:

1.00% of the first $50 million of ANA
0.95% of the next $100 million of ANA
0.90% of the next $350 million of ANA
0.85% of the next $500 million of ANA
0.80% of ANA over $1 billion

From January 1, 2005 on:

0.925% of the first $250 million of ANA
0.90% of the next $250 million of ANA
0.85% of the next $500 million of ANA
0.80% of ANA over $1 billion

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

11

TA IDEX American Century International

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

From November 1, 2004 to December 31, 2004:

1.40% Expense Limit

From January 1, 2005 on:

1.325% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2003	$473	10/31/2006

If total class expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the reimbursed class expenses.

Reimbursement Fiscal Year 2004	Available for of Class Expenses	Recapture Through
Class C	$3	10/31/2007

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C and certain A share redemptions. For the six months ended April 30, 2005, the underwriter commissions were as follows:

Received by Underwriter	$246
Retained by Underwriter	4
Contingent Deferred Sales Charge	50

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS $107 for the six months ended April 30, 2005.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2005, the value of invested plan amount was $8. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2005, are included in the accompanying Statement of Assets and Liabilities.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the six months ended April 30, 2005, were $7.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$83,289
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	226,594
U.S. Government	–

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

12

TA IDEX American Century International

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$86,874
Unrealized Appreciation	$7,305
Unrealized (Depreciation)	(1,965)
Net Unrealized Appreciation (Depreciation)	$5,340

NOTE 5. REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

13

TA IDEX American Century International

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between TA IDEX American Century International (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and American Century Global Investment Management, Inc. (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by TFAI's management capabilities demonstrated with respect to the Fund and other funds managed by TFAI, TFAI's management oversight process, and the professional qualifications and experience of the SubAdviser's portfolio management team. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Fund. The Board concluded, based on information provided by Lipper Analytics, that the Fund's investment performance was acceptable, although the Board noted that the Fund had underperformed comparable investment companies, as represented by Lipper Analytics. As a consequence, the Board decided to carefully monitor the Fund's investment performance, and requested that Sub-Advisory personnel attend an upcoming meeting to review the Fund's performance with the Board. However, on the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Fund, the estimated profitability of TFAI's relationships with the Fund and TA IDEX, and the estimated profitability of the Sub-Adviser's relationship with the Fund, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the estimated overall expense ratio of the Fund were consistent with industry averages, and that the Fund's advisory fees had been lowered in the recent past, which will likely lower overall expenses for the benefit of shareholders.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Trustees concluded that inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefit investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Fund assets increases. The Board also concluded that the advisory fees appropriately reflect the Fund's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Fund. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser engaged in "soft dollar" arrangements consistent with applicable law and "best execution" requirements.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund which, as demonstrated in the past with the Fund, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

14

TA IDEX American Century International

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:  Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX American Century International

Proposal 2:  Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
22,024,150.125	51,471.679	1,702,502.104

Proposal 3:  Approval of changes to the fundamental investment restrictions of TA IDEX American Century International.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	22,040,265.032	69,468.893	1,668,389.983
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	22,036,970.076	72,763.849	1,668,389.983
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	22,034,446.384	75,287.541	1,668,389.983
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	22,038,027.609	71,706.316	1,668,389.983
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	22,040,743.033	68,990.892	1,668,389.983
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	22,029,145.864	80,588.061	1,668,389.983
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	22,038,505.286	71,228.639	1,668,389.983
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	22,033,209.394	76,524.531	1,668,389.983

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

15

TA IDEX American Century Large Company Value

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2004 and held for the entire period until April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,053.20	1.25%	$6.36
Hypothetical (b)	1,000.00	1,018.60	1.25	6.26
Class B
Actual	1,000.00	1,048.70	2.22	11.28
Hypothetical (b)	1,000.00	1,013.79	2.22	11.08
Class C
Actual	1,000.00	1,047.30	2.47	12.54
Hypothetical (b)	1,000.00	1,012.55	2.47	12.33

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX American Century Large Company Value

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (96.1%)
Aerospace (0.5%)
Northrop Grumman Corp.	39,500	$2,166
Apparel & Accessory Stores (0.6%)
Gap (The), Inc.	117,100	2,500
Apparel Products (1.3%)
Liz Claiborne, Inc.	72,700	2,576
V.F. Corp.	51,400	2,909
Automotive (1.8%)
General Motors Corp. (a)	81,400	2,172
Lear Corp. (a)	59,400	2,013
Toyota Motor Corp., ADR	44,900	3,265
Automotive Dealers & Service Stations (0.6%)
Advance Auto Parts, Inc. (b)	50,800	2,710
Beverages (2.4%)
Coca-Cola Co. (The)	95,100	4,131
Molson Coors Brewing Co.–Class B (a)	41,500	2,563
Pepsi Bottling Group, Inc.	112,600	3,228
Business Credit Institutions (3.4%)
Freddie Mac	233,900	14,390
Chemicals & Allied Products (1.2%)
PPG Industries, Inc.	72,800	4,918
Commercial Banks (17.8%)
Bank of America Corp.	316,800	14,269
Bank of New York Co., Inc. (The)	120,800	3,375
Citigroup, Inc.	427,800	20,090
JPMorgan Chase & Co.	255,000	9,050
National City Corp.	65,500	2,224
PNC Financial Services Group, Inc.	91,800	4,887
US Bancorp	199,700	5,572
Wachovia Corp.	127,200	6,510
Wells Fargo & Co.	150,900	9,045
Computer & Data Processing Services (3.2%)
Computer Sciences Corp. (b)	77,400	3,365
Fiserv, Inc. (a)(b)	71,300	3,016
Microsoft Corp.	278,400	7,044
Computer & Office Equipment (3.0%)
Hewlett-Packard Co.	384,300	7,867
International Business Machines Corp.	59,700	4,560
Department Stores (1.2%)
May Department Stores Co. (The)	141,400	4,960
Drug Stores & Proprietary Stores (0.7%)
CVS Corp.	58,500	3,017

	Shares	Value
Electric Services (1.2%)
PPL Corp.	90,900	$4,932
Electric, Gas & Sanitary Services (2.2%)
Exelon Corp.	133,400	6,603
NiSource, Inc.	116,500	2,707
Electronic & Other Electric Equipment (1.8%)
General Electric Co.	145,700	5,274
Whirlpool Corp. (a)	38,500	2,389
Electronic Components & Accessories (1.7%)
Intel Corp.	126,600	2,978
Tyco International, Ltd.	137,400	4,302
Environmental Services (0.7%)
Waste Management, Inc.	102,200	2,912
Fabricated Metal Products (0.7%)
Parker Hannifin Corp.	46,300	2,775
Finance (0.6%)
SPDR Trust Series 1 (a)	21,700	2,513
Food & Kindred Products (3.9%)
Altria Group, Inc.	97,600	6,343
HJ Heinz Co.	98,200	3,619
Sara Lee Corp.	128,900	2,757
Unilever NV-NY Shares	59,900	3,859
Food Stores (0.8%)
Kroger Co. (a)(b)	222,400	3,507
Health Services (0.7%)
HCA, Inc.	54,500	3,043
Industrial Machinery & Equipment (2.1%)
Deere & Co.	35,900	2,245
Dover Corp.	80,500	2,927
Ingersoll-Rand Co.–Class A	48,100	3,697
Instruments & Related Products (0.5%)
Xerox Corp. (b)	160,600	2,128
Insurance (5.1%)
Allstate Corp. (The) (a)	114,600	6,436
American International Group, Inc.	93,300	4,744
Cigna Corp.	31,900	2,934
Loews Corp.	69,100	4,898
MGIC Investment Corp.	39,600	2,336
Insurance Agents, Brokers & Service (1.7%)
Hartford Financial Services Group, Inc. (The) (a)	73,200	5,298
Marsh & McLennan Cos., Inc.	67,900	1,903
Life Insurance (0.8%)
Torchmark Corp.	60,700	3,243

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX American Century Large Company Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Lumber & Wood Products (1.4%)
Weyerhaeuser Co.	87,500	$6,003
Medical Instruments & Supplies (1.0%)
Baxter International, Inc.	107,300	3,981
Motion Pictures (1.6%)
Time Warner, Inc. (b)	409,100	6,877
Petroleum Refining (10.1%)
ChevronTexaco Corp.	144,300	7,504
ConocoPhillips	66,900	7,015
Exxon Mobil Corp.	305,000	17,394
Royal Dutch Petroleum Co.–NY Shares	182,400	10,625
Pharmaceuticals (4.5%)
Abbott Laboratories	109,400	5,378
Bristol-Myers Squibb Co.	121,100	3,149
Johnson & Johnson	76,100	5,223
Merck & Co., Inc.	59,600	2,020
Wyeth	67,300	3,025
Primary Metal Industries (1.1%)
Alcoa, Inc.	115,000	3,337
Nucor Corp.	25,500	1,303
Printing & Publishing (1.9%)
Gannett Co., Inc.	65,500	5,044
RR Donnelley & Sons Co.	87,700	2,886
Restaurants (1.3%)
McDonald's Corp.	192,100	5,630
Rubber & Misc. Plastic Products (1.2%)
Newell Rubbermaid, Inc. (a)	133,100	2,892
Reebok International, Ltd. (a)	56,200	2,282
Savings Institutions (1.4%)
Washington Mutual, Inc.	146,700	6,062
Security & Commodity Brokers (2.8%)
Merrill Lynch & Co., Inc.	109,100	5,884
Morgan Stanley	108,700	5,720
Telecommunications (5.0%)
ALLTEL Corp. (a)	60,500	3,446
AT&T Corp.	55,200	1,056
BellSouth Corp.	178,700	4,734
SBC Communications, Inc.	232,100	5,524
Sprint Corp. (FON Group) (a)	150,100	3,341
Verizon Communications, Inc.	75,500	2,703
Variety Stores (0.6%)
Dollar General Corp.	122,700	2,497
Total Common Stocks (cost: $398,192)		404,229

	Principal	Value
SECURITY LENDING COLLATERAL (7.3%)
Debt (6.3%)
Bank Notes (0.9%)
Bank of America
2.82%, due 05/16/2005	$966	$966
2.80%, due 06/09/2005 (c)	242	242
2.77%, due 07/18/2005 (c)	966	966
Canadian Imperial Bank of Commerce 3.02%, due 11/04/2005 (c)	966	966
Credit Suisse First Boston Corp. 2.88%, due 09/09/2005 (c) 3.06%, due 03/10/2006 (c)	242 242	242 242
Euro Dollar Overnight (1.1%)
Bank of Montreal 2.94%, due 05/04/2005	725	725
BNP Paribas 2.80%, due 05/05/2005	1,000	1,000
Den Danske Bank 2.93%, due 05/02/2005 2.80%, due 05/06/2005	870 483	870 483
Dexia Group 2.80%, due 05/05/2005	427	427
Royal Bank of Canada 2.80%, due 05/04/2005	992	992
Svenska Handlesbanken 2.80%, due 05/06/2005	159	159
Euro Dollar Terms (2.6%)
Bank of Nova Scotia 2.88%, due 05/11/2005 3.01%, due 05/31/2005	483 1,351	483 1,351
Barclays 3.02%, due 06/27/2005	861	861
BNP Paribas 2.93%, due 06/07/2005	773	773
Branch Banker & Trust 2.94%, due 06/06/2005	207	207
Calyon 2.93%, due 06/03/2005	798	798
Citigroup 2.87%, due 06/06/2005	1,003	1,003
Credit Suisse First Boston Corp. 2.91%, due 05/16/2005	990	990
HSBC Banking/Holdings PLC 3.01%, due 06/23/2005	483	483
Royal Bank of Scotland 2.94%, due 06/07/2005 2.95%, due 06/10/2005	939 521	939 521

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX American Century Large Company Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Societe Generale 2.80%, due 05/03/2005	$924	$924
Toronto Dominion Bank 2.75%, due 05/09/2005 3.01%, due 06/24/2005	725 268	725 268
UBS AG 2.81%, due 05/03/2005	483	483
Promissory Notes (0.6%)
Goldman Sachs Group, Inc. 2.99%, due 06/27/2005 3.01%, due 07/27/2005	1,015 1,691	1,015 1,691
Repurchase Agreements (1.1%) (d)
Goldman Sachs Group, Inc. (The) 3.04%, Repurchase Agreement dated 04/29/2005 to be repurchased at $2,174 on 05/02/2005	2,174	2,174
Merrill Lynch & Co., Inc. 3.04%, Repurchase Agreement dated 04/29/2005 to be repurchased at $2,609 on 05/02/2005	2,609	2,609

	Shares	Value
Investment Companies (1.0%)
Money Market Funds (1.0%)
American Beacon Funds 1-day yield of 2.84%	383,732	$384
BGI Institutional Money Market Fund 1-day yield of 2.93%	2,272,290	2,272
Merrill Lynch Premier Institutional Fund 1-day yield of 2.65%	511,337	511
Merrimac Cash Fund, Premium Class 1-day yield of 2.74% (e)	935,228	935
Total Security Lending Collateral (cost: $30,680)		30,680
Total Investment Securities (cost: $428,872)		$434,909
SUMMARY:
Investments, at value	103.4%	$434,909
Liabilities in excess of other assets	(3.4)%	(14,241)
Net assets	100.0%	$420,668

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  At April 30, 2005, all or a portion of this security is on loan (see Note 1). The value at April 30, 2005, of all securities on loan is $29,438.

(b)  No dividends were paid during the preceding twelve months.

(c)  Floating or variable rate note. Rate is listed as of April 30, 2005.

(d)  Cash collateral for the Repurchase Agreements, valued at $4,867, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–8.875% and 06/15/2005–03/15/2035, respectively.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX American Century Large Company Value

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $428,872) (including securities loaned of $29,438)	$434,909
Cash	16,294
Receivables:
Shares of beneficial interest sold	52
Interest	34
Dividends	873
Dividend reclaims receivable	11
Other	24
452,197
Liabilities:
Investment securities purchased	377
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	10
Management and advisory fees	291
Distribution and service fees	135
Transfer agent fees	24
Payable for collateral for securities on loan	30,680
Other	12
31,529
Net Assets	$420,668
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$410,297
Undistributed net investment income (loss)	1,687
Undistributed net realized gain (loss) from investment securities	2,647
Net unrealized appreciation (depreciation) on investment securities	6,037
Net Assets	$420,668
Net Assets by Class:
Class A	$394,517
Class B	18,448
Class C	7,703
Shares Outstanding:
Class A	36,880
Class B	1,781
Class C	746
Net Asset Value Per Share:
Class A	$10.70
Class B	10.36
Class C	10.33
Maximum Offering Price Per Share (a):
Class A	$11.32

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$151
Dividends	4,881
Income from loaned securities–net	18
Less withholding taxes on foreign dividends	(58)
4,992
Expenses:
Management and advisory fees	1,583
Transfer agent fees:
Class A	19
Class B	24
Class C	10
Printing and shareholder reports	11
Custody fees	24
Administration fees	35
Legal fees	7
Audit fees	5
Trustees fees	5
Registration fees:
Class A	17
Class B	7
Class C	14
Distribution and service fees:
Class A	616
Class B	95
Class C	39
Total expenses	2,511
Less:
Reimbursement of class expenses:
Class C	(1)
Net expenses	2,510
Net Investment Income (Loss)	2,482
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	5,661
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	1,249
Net Gain (Loss) on Investments	6,910
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,392

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX American Century Large Company Value

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2005 (unaudited)	October 31, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$2,482	$604
Net realized gain (loss) from investment securities and futures contracts	5,661	4,617
Net unrealized appreciation (depreciation) on investment securities and futures contracts	1,249	2,671
	9,392	7,892
Distributions to Shareholders:
From net investment income:
Class A	(1,333)	(39)
Class B	–	(27)
Class C	(1)	(2)
Class C2	–	(8)
Class M	–	(3)
	(1,334)	(79)
Capital Share Transactions:
Proceeds from shares sold:
Class A	264,891	147,090
Class B	1,332	3,766
Class C	715	1,077
Class C2	–	427
Class M	–	269
	266,938	152,629
Dividends and distributions reinvested:
Class A	1,332	38
Class B	–	25
Class C	1	1
Class C2	–	7
Class M	–	3
	1,333	74
Cost of shares redeemed:
Class A	(35,635)	(3,949)
Class B	(2,368)	(4,402)
Class C	(959)	(2,320)
Class C2	–	(1,018)
Class M	–	(674)
	(38,962)	(12,363)
Class level exchanges:
Class C	–	7,377
Class C2	–	(5,388)
Class M	–	(1,989)
	–	–
Automatic conversions:
Class A	47	10
Class B	(47)	(10)
	–	–
	229,309	140,340
Net increase (decrease) in net assets	237,367	148,153
Net Assets:
Beginning of period	183,301	35,148
End of period	$420,668	$183,301
Undistributed Net Investment Income (Loss)	$1,687	$539

	April 30, 2005 (unaudited)	October 31, 2004
Share Activity:
Shares issued:
Class A	24,637	14,819
Class B	127	396
Class C	69	112
Class C2	–	45
Class M	–	28
	24,833	15,400
Shares issued–reinvested from distributions:
Class A	123	4
Class B	–	3
Class C	–	–
Class C2	–	1
Class M	–	–
	123	8
Shares redeemed:
Class A	(3,294)	(403)
Class B	(226)	(459)
Class C	(92)	(243)
Class C2	–	(109)
Class M	–	(71)
	(3,612)	(1,285)
Class level exchanges:
Class C	–	761
Class C2	–	(557)
Class M	–	(203)
	–	1
Automatic conversions:
Class A	4	1
Class B	(4)	(1)
	–	–
Net increase (decrease) in shares outstanding:
Class A	21,470	14,421
Class B	(103)	(61)
Class C	(23)	630
Class C2	–	(620)
Class M	–	(246)
	21,344	14,124

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX American Century Large Company Value

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2005)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions				Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income		From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$10.20	$0.07	$0.47	$0.54	$(0.04)		$–	$(0.04)	$10.70
	10/31/2004	9.09	0.11	1.01	1.12	(0.01)		–	(0.01)	10.20
	10/31/2003	7.55	0.04	1.50	1.54	–		–	–	9.09
	10/31/2002	8.79	0.01	(1.25)	(1.24)	–		–	–	7.55
	10/31/2001	10.83	(0.03)	(2.01)	(2.04)	–		–	–	8.79
	10/31/2000	10.00	–	0.83	0.83	–		–	–	10.83
Class B	4/30/2005	9.88	0.03	0.45	0.48	–		–	–	10.36
	10/31/2004	8.87	0.02	1.00	1.02	(0.01)		–	(0.01)	9.88
	10/31/2003	7.41	(0.01)	1.47	1.46	–		–	–	8.87
	10/31/2002	8.69	(0.05)	(1.23)	(1.28)	–		–	–	7.41
	10/31/2001	10.79	(0.10)	(2.00)	(2.10)	–		–	–	8.69
	10/31/2000	10.00	(0.04)	0.83	0.79	–		–	–	10.79
Class C	4/30/2005	9.86	0.02	0.45	0.47	(0.00	) (h)	–	(0.00)	10.33
	10/31/2004	8.87	–	1.00	1.00	(0.01)		–	(0.01)	9.86
	10/31/2003	7.32	(0.01)	1.56	1.55	–		–	–	8.87

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	5.32%	$394,517	1.25%	1.25%	1.37%	17%
	10/31/2004	12.38	157,103	1.54	1.54	1.11	61
	10/31/2003	20.40	8,988	1.85	2.56	0.53	76
	10/31/2002	(14.15)	7,908	1.80	2.43	0.09	161
	10/31/2001	(18.80)	5,183	1.55	2.49	(0.28)	113
	10/31/2000	8.30	2,974	1.55	6.85	(0.42)	111
Class B	4/30/2005	4.87	18,448	2.22	2.22	0.59	17
	10/31/2004	11.54	18,612	2.32	2.32	0.20	61
	10/31/2003	19.70	17,245	2.50	3.21	(0.12)	76
	10/31/2002	(14.76)	14,446	2.45	3.08	(0.56)	161
	10/31/2001	(19.41)	11,623	2.20	3.14	(0.93)	113
	10/31/2000	7.86	3,635	2.20	7.50	(1.07)	111
Class C	4/30/2005	4.73	7,703	2.47	2.50	0.34	17
	10/31/2004	11.38	7,586	2.50	2.54	0.04	61
	10/31/2003	21.17	1,230	2.50	3.21	(0.12)	76

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003, 10/31/2004, and 4/30/2005

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX American Century Large Company Value ("the Fund") commenced operations on March 1, 2000. The inception date for the Fund's offering of share Class C was November 11, 2002.

(h)  Distributions from net investment income is less than $0.01 per share.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX American Century Large Company Value

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX American Century Large Company Value ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on March 1, 2000.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers three classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. On June 15, 2004, Class C2 shares merged into Class C. On September 24, 2004, Class M shares merged into Class C. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $9 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills,

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX American Century Large Company Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Account maintenance fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder's account.

No fee will be charged under the following conditions:

•  accounts opened within the preceding 24 months

•  accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•  accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•  accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•  UTMA/UGMA accounts

•  Fiduciary accounts

•  B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the six months ended April 30, 2005, this fee totaled less than $1. These fees are included in Paid in Capital in the Statement of Assets and Liabilities.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

For the six months ended April 30, 2005, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/ Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX American Century Large Company Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (ie: through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation – Conservative Portfolio	$24,970	5.94%
TA IDEX Asset Allocation – Growth Portfolio	84,868	20.17%
TA IDEX Asset Allocation – Moderate Growth Portfolio	189,432	45.03%
TA IDEX Asset Allocation – Moderate Portfolio	84,189	20.01%
Total	$383,459	91.15%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

From November 1, 2004 to December 31, 2004

0.90% of the first $100 million of ANA
0.85% of the next $150 million of ANA
0.80% of ANA over $250 million

From January 1, 2005 on:

0.85% of the first $250 million of ANA

0.80% of the next $250million of ANA

0.775% of the next $250 million of ANA

0.70% of ANA over $750 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

From November 1, 2004 to December 31, 2004

1.50% Expense Limit

From January 1, 2005 on:

1.45% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2003	$207	10/31/2006

If total class expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the reimbursed class expenses.

	Reimbursement of Class Expenses	Available for Recapture Through
Fiscal Year 2004
Class C	1	10/31/2007

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2005, the underwriter commissions were as follows:

Received by Underwriter	$60
Retained by Underwriter	4
Contingent Deferred Sales Charge	22

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS $65 for the six months ended April 30, 2005.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX American Century Large Company Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

in any Transamerica IDEX Mutual Fund. At April 30, 2005, the value of invested plan amount was $4. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2005, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$283,226
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	61,084
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$2,425	October 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$429,832
Unrealized Appreciation	$18,500
Unrealized (Depreciation)	(13,423)
Net Unrealized Appreciation (Depreciation)	$5,077

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

11

TA IDEX American Century Large Company Value

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between TA IDEX American Century Large Company Value (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and American Century Investment Management, Inc. (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by TFAI's management capabilities demonstrated with respect to the Fund and other funds managed by TFAI, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Fund's competitive investment performance. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Fund. The Board concluded, based in particular on information provided by Lipper Analytics, that the Fund's investment performance was competitive relative to comparable funds over trailing one-, two- and three-year periods and to the Fund's benchmark index over the past year, but nevertheless decided to monitor the Fund's long-term performance on a regular basis. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Fund, the estimated profitability of TFAI's relationships with the Fund and TA IDEX, and the estimated profitability of the Sub-Adviser's relationship with the Fund, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund, TFAI and the Sub-Adviser. Further, the Board noted that TFAI lowered the level of advisory fees, which will likely lower overall expenses for the benefit of shareholders.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Trustees concluded that inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefited investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Fund assets increases. The Board also concluded that the advisory fees appropriately reflect the Fund's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Fund. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser engaged in "soft dollar" arrangements consistent with applicable law and "best execution" requirements.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund which, as demonstrated in the past with the Fund, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

12

TA IDEX American Century Large Company Value

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:  Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX American Century Large Company Value

Proposal 2:  Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
17,791,042.543	32,752.872	1,164,534.578

Proposal 3:  Approval of changes to the fundamental investment restrictions of TA IDEX American Century Large Company Value.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	17,819,865.501	39,033.493	1,129,430.999
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	17,819,865.501	39,033.493	1,129,430.999
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	17,819,865.501	39,033.493	1,129,430.999
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	17,819,865.501	39,033.493	1,129,430.999
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	17,819,865.501	39,033.493	1,129,430.999
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	17,819,683.732	39,215.262	1,129,430.999
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	17,819,865.501	39,033.493	1,129,430.999
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	17,819,096.343	39,802.651	1,129,430.999

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

13

TA IDEX Asset Allocation–Conservative Portfolio

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2004 and held for the entire period until April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,014.10	0.26%	$1.30
Hypothetical (b)	1,000.00	1,023.51	0.26	1.30
Class B
Actual	1,000.00	1,011.30	0.91	4.54
Hypothetical (b)	1,000.00	1,020.28	0.91	4.56
Class C
Actual	1,000.00	1,010.90	0.89	4.44
Hypothetical (b)	1,000.00	1,020.38	0.89	4.46

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At April 30, 2005

This chart shows the percentage breakdown by asset type of the Fund's total investment securities. Asset type is calculated based on the aggregate portfolio holdings in the underlying funds in which the Fund invests. The security lending collateral in the underlying funds is excluded from this calculation.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX Asset Allocation–Conservative Portfolio

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%) (b)
Aggressive Equity (10.3%)
TA IDEX J.P. Morgan Mid Cap Value (a)	981,530	$9,305
TA IDEX T. Rowe Price Health Sciences	1,360,460	14,911
TA IDEX T. Rowe Price Small Cap (a)	165,997	1,843
TA IDEX Transamerica Growth Opportunities (a)	917,764	5,975
TA IDEX Transamerica Small/Mid Cap Value	705,816	10,361
Capital Preservation (5.1%)
TA IDEX Transamerica Money Market	20,840,249	20,840
Fixed-Income (54.9%)
TA IDEX PIMCO Real Return TIPS	4,005,936	42,142
TA IDEX PIMCO Total Return	2,473,975	25,630
TA IDEX Short Term Bond	3,931,306	38,802
TA IDEX Transamerica Conservative High-Yield Bond	7,176,790	64,878
TA IDEX Transamerica Convertible Securities	3,096,064	33,097
TA IDEX Transamerica Flexible Income	2,294,542	21,660
Growth Equity (15.6%)
TA IDEX American Century Large Company Value	2,333,609	24,970
TA IDEX Great Companies–TechnologySM (a)	826,074	2,908
TA IDEX Janus Growth (a)	315,570	7,084

	Shares	Value
Growth Equity (continued)
TA IDEX Salomon All Cap	751	$11
TA IDEX Salomon Investors Value	591,341	7,883
TA IDEX T. Rowe Price Tax-Efficient Growth (a)	396,771	3,960
TA IDEX Transamerica Equity	1,060,185	7,973
TA IDEX UBS Large Cap Value (a)	923,069	9,452
Specialty–Real Estate (2.6%)
TA IDEX Clarion Real Estate Securities	731,807	10,831
World Equity (11.5%)
TA IDEX Evergreen International Small Cap (a)	786,568	8,660
TA IDEX Marsico International Growth (a)	296,773	2,944
TA IDEX Templeton Great Companies Global (a)	1,164,129	27,392
TA IDEX Van Kampen Emerging Markets Debt	809,003	8,090
Total Investment Companies (cost: $397,101)		411,602
Total Investment Securities (cost: $397,101)		$411,602
SUMMARY:
Investments, at value	100.0%	$411,602
Other assets in excess of liabilities	0.0%	193
Net assets	100.0%	$411,795

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  The Fund invests its assets in Class A shares of the underlying TA IDEX Mutual Funds, which are affiliates of the Fund.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX Asset Allocation–Conservative Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment in affiliated mutual funds, at value (cost: $397,101)	$411,602
Receivables:
Shares of beneficial interest sold	1,631
Dividends	65
Other	12
413,310
Liabilities:
Investment securities purchased	390
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	835
Management and advisory fees	34
Distribution and service fees	159
Transfer agent fees	38
Dividends to shareholders	3
Other	56
1,515
Net Assets	$411,795
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$386,532
Accumulated net investment income (loss)	(2,651)
Undistributed net realized gain (loss) from investment in affiliated mutual funds	13,415
Net unrealized appreciation (depreciation) on investment in affiliated mutual funds	14,499
Net Assets	$411,795
Net Assets by Class:
Class A	$112,250
Class B	105,498
Class C	194,047
Shares Outstanding:
Class A	10,325
Class B	9,717
Class C	17,872
Net Asset Value Per Share:
Class A	$10.87
Class B	10.86
Class C	10.86
Maximum Offering Price Per Share (a):
Class A	$11.50

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends from affiliated mutual funds	$3,967
Expenses:
Management and advisory fees	201
Transfer agent fees:
Class A	52
Class B	55
Class C	75
Custody fees	15
Administration fees	37
Legal fees	11
Audit fees	12
Trustees fees	10
Registration fees:
Class A	15
Class B	8
Class C	19
Other	1
Distribution and service fees:
Class B	345
Class C	609
Total expenses	1,465
Net Investment Income (Loss)	2,502
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment in affiliated mutual funds	9,789
Realized gain distributions from investment in affiliated mutual funds	3,735
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated mutual funds	(11,678)
Net Gain (Loss) on Investment in Affiliated Mutual Funds	1,846
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,348

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX Asset Allocation–Conservative Portfolio

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2005 (unaudited)	October 31, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$2,502	$3,509
Net realized gain (loss) from investment in affiliated mutual funds	13,524	16,522
Net unrealized appreciation (depreciation) on investment in affiliated mutual funds	(11,678)	4,037
	4,348	24,068
Distributions to Shareholders:
From net investment income:
Class A	(1,656)	(3,504)
Class B	(1,267)	(3,870)
Class C	(2,230)	(5,152)
Class C2	–	(672)
Class M	–	(306)
	(5,153)	(13,504)
From net realized gains:
Class A	(1,841)	(137)
Class B	(1,833)	(216)
Class C	(3,177)	(232)
Class C2	–	(39)
Class M	–	(18)
	(6,851)	(642)
Capital Share Transactions:
Proceeds from shares sold:
Class A	33,418	65,052
Class B	10,878	35,549
Class C	36,830	106,542
Class C2	–	5,538
Class M	–	1,592
	81,126	214,273
Dividends and distributions reinvested:
Class A	2,964	3,046
Class B	2,559	3,317
Class C	3,757	3,961
Class C2	–	184
Class M	–	288
	9,280	10,796
Cost of shares redeemed:
Class A	(21,851)	(30,060)
Class B	(12,550)	(20,630)
Class C	(25,080)	(40,681)
Class C2	–	(3,918)
Class M	–	(2,031)
	(59,481)	(97,320)
Redemption fees:
Class B	2	–
	2	–
Class level exchanges:
Class C	–	25,151
Class C2	–	(17,719)
Class M	–	(7,432)
	–	–

	April 30, 2005 (unaudited)	October 31, 2004
Automatic conversions:
Class A	$101	$128
Class B	(101)	(128)
	–	–
	30,927	127,749
Net increase (decrease) in net assets	23,271	137,671
Net Assets:
Beginning of period	388,524	250,853
End of period	$411,795	$388,524
Accumulated Net Investment Income (Loss)	$(2,653)	$–
Share Activity:
Shares issued:
Class A	2,999	5,924
Class B	981	3,244
Class C	3,313	9,685
Class C2	–	501
Class M	–	146
	7,293	19,500
Shares issued–reinvested from distributions:
Class A	265	283
Class B	229	309
Class C	336	369
Class C2	–	17
Class M	–	27
	830	1,005
Shares redeemed:
Class A	(1,965)	(2,753)
Class B	(1,127)	(1,882)
Class C	(2,251)	(3,715)
Class C2	–	(354)
Class M	–	(186)
	(5,343)	(8,890)
Class level exchanges:
Class C	–	2,336
Class C2	–	(1,654)
Class M	–	(682)
	–	–
Automatic conversions:
Class A	9	12
Class B	(9)	(12)
	–	–
Net increase (decrease) in shares outstanding:
Class A	1,308	3,466
Class B	74	1,659
Class C	1,398	8,675
Class C2	–	(1,490)
Class M	–	(695)
	2,780	11,615

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX Asset Allocation–Conservative Portfolio

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2005)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$11.07	$0.09	$0.07	$0.16	$(0.17)	$(0.19)	$(0.36)	$10.87
	10/31/2004	10.67	0.17	0.77	0.94	(0.51)	(0.03)	(0.54)	11.07
	10/31/2003	9.22	0.18	1.47	1.65	(0.20)	–	(0.20)	10.67
	10/31/2002	10.00	0.07	(0.85)	(0.78)	–	–	–	9.22
Class B	4/30/2005	11.05	0.06	0.07	0.13	(0.13)	(0.19)	(0.32)	10.86
	10/31/2004	10.66	0.10	0.76	0.86	(0.44)	(0.03)	(0.47)	11.05
	10/31/2003	9.18	0.11	1.47	1.58	(0.10)	–	(0.10)	10.66
	10/31/2002	10.00	0.03	(0.85)	(0.82)	–	–	–	9.18
Class C	4/30/2005	11.05	0.06	0.07	0.13	(0.13)	(0.19)	(0.32)	10.86
	10/31/2004	10.66	0.10	0.76	0.86	(0.44)	(0.03)	(0.47)	11.05
	10/31/2003	9.19	0.11	1.46	1.57	(0.10)	–	(0.10)	10.66

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	1.41%	$112,250	0.26%	0.26%	1.71%	29%
	10/31/2004	8.97	99,811	0.29	0.28	1.55	11
	10/31/2003	18.18	59,250	0.41	0.41	1.80	22
	10/31/2002	(7.80)	9,482	0.45	1.21	1.27	8
Class B	4/30/2005	1.13	105,498	0.91	0.91	1.05	29
	10/31/2004	8.21	106,601	0.92	0.91	0.93	11
	10/31/2003	17.38	85,134	1.06	1.06	1.15	22
	10/31/2002	(8.20)	23,229	1.10	1.86	0.62	8
Class C	4/30/2005	1.09	194,047	0.89	0.89	1.08	29
	10/31/2004	8.26	182,112	0.93	0.92	0.89	11
	10/31/2003	17.25	83,165	1.06	1.06	1.15	22

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any, and includes the recapture of previously waived expenses (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers, reimbursements by the investment adviser and recapture of previously waived expenses.

(g)  TA IDEX Asset Allocation – Conservative Portfolio ("the Fund") commenced operations on March 1, 2002. The inception date for the Fund's offering of share Class C is November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX Asset Allocation–Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX Asset Allocation – Conservative Portfolio ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on March 1, 2002.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers three classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. On June 15, 2004, Class C2 shares merged into Class C. On September 24, 2004, Class M shares merged into Class C. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: The Fund's investments are valued at the net asset values of the underlying portfolios of Transamerica IDEX Mutual Funds. The net asset values of the underlying portfolios are determined at the close of the NYSE (generally 4:00 p.m. eastern time) on the valuation date.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Account maintenance fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder's account.

No fee will be charged under the following conditions:

•  accounts opened within the preceding 24 months

•  accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•  accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•  accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•  UTMA/UGMA accounts

•  Fiduciary accounts

•  B-share accounts whose shares have started to convert to
A-shares accounts (as long as combined value of both accounts is at least $1)

For the six months ended April 30, 2005, there were no account maintenance fees.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX Asset Allocation–Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

TFAI has entered into an agreement with Morningstar Associates, LLC to provide investment services to the Fund. TFAI compensates Morningstar Associates, LLC as described in the Prospectus.

Transamerica Investment Management, LLC and Great Companies, LLC are affiliates of the Fund and are sub-advisers to other funds within Transamerica IDEX Mutual Funds.

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.10% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.45% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There were no amounts available for recapture at April 30, 2005.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	N/A
Class B	0.65%
Class C	0.65%

In addition, the underlying funds' Class A shares in which the Fund invests impose a 0.35% 12b-1 fee. To avoid duplication of the 12b-1 fees, each class of fund shares of the Fund has reduced the 12b-1 fees by the amount of the underlying funds' Class A 12b-1 fees.

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commission relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C and certain A share redemptions. For the six months ended April 30, 2005, the underwriter commissions were as follows:

Received by Underwriter	$3,225
Retained by Underwriter	238
Contingent Deferred Sales Charge	269

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS $185 for the six months ended April 30, 2005.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2005, the value of invested plan amount was $12. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX Asset Allocation–Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

April 30, 2005, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$142,601
U.S. Government	–
Proceeds from maturities and sales of securities
Long-Term excluding U.S. Government	117,270
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$397,188
Unrealized Appreciation	$16,248
Unrealized (Depreciation)	(1,834)
Net Unrealized Appreciation (Depreciation)	$14,414

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX Asset Allocation–Conservative Portfolio

INVESTMENT ADVISORY AND ASSET ALLOCATION MANAGEMENT AGREEMENTS – REVIEW AND RENEWAL

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between TA IDEX Asset Allocation – Conservative Portfolio (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"). Additionally, at a meeting held on March 22, 2005, the Board considered and approved for a two-year period the Asset Allocation Management Agreement of the Fund between TFAI and Morningstar Associates, LLC (the "Portfolio Construction Manager"). In approving these agreements, the Board concluded that the Investment Advisory and Asset Allocation Management Agreement enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Portfolio Construction Manager to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Portfolio Construction Manager are capable of providing high quality services to the Fund, as indicated by TFAI's management capabilities demonstrated with respect to the Fund and other funds managed by TFAI, TFAI's management oversight process, the professional qualifications and experience of the Portfolio Construction Manager's portfolio management team, and the Fund's strong investment performance. The Board also concluded that TFAI and the Portfolio Construction Manager would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Portfolio Construction Manager's obligations will remain the same in all respects.

The investment performance of the Fund. The Board concluded, based in particular on information provided by Lipper Analytics, that the Fund's investment performance was competitive or superior relative to comparable funds over trailing one- and two-year periods and to the Fund's benchmark index over the past year. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Portfolio Construction Manager, the Trustees concluded that TFAI and the Portfolio Construction Manager were capable of generating a level of long-term investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Portfolio Construction Manager for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Portfolio Construction Manager, TFAI's estimated net management income resulting from its management of the Fund, the estimated profitability of TFAI's relationships with the Fund and TA IDEX, and the estimated profitability of the Portfolio Construction Manager's relationship with the Fund, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund, TFAI and the Portfolio Construction Manager. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Fund were consistent with industry averages.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. Although the investment advisory fees do not reduce should Fund assets grow meaningfully, the Board concluded that the advisory fees appropriately reflect the Fund's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Portfolio Construction Manager in light of such economies of scale (including whether it would be appropriate to have advisory fee breakpoints in the future).

Benefits (such as soft dollars) to TFAI or the Portfolio Construction Manager from its relationship with the Fund. The Board concluded that other benefits derived by TFAI (including any benefits derived from investment advisory fees payable to TFAI with respect to the underlying funds in which the Fund invests) or the Portfolio Construction Manager from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI or the Portfolio Construction Manager do not realize "soft dollar" benefits from their relationship with the Fund.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund which, as demonstrated in the past with the Fund, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders. The Board also noted the significant growth in the Fund's assets in the past year.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX Asset Allocation–Conservative Portfolio

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:  Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX Asset Allocation – Conservative Portfolio

Proposal 2:  Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
11,940,196.863	328,005.560	5,516,962.908

Proposal 3:  Approval of changes to the fundamental investment restrictions of TA IDEX Asset Allocation – Conservative Portfolio.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	12,462,462.839	375,434.443	4,947,268.049
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	12,411,694.456	426,202.826	4,947,268.049
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	12,438,896.069	399,001.213	4,947,268.049
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	12,454,147.528	383,749.754	4,947,268.049
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	12,453,890.243	384,007.039	4,947,268.049
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	12,391,415.472	446,481.810	4,947,268.049
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	12,456,356.040	381,541.242	4,947,268.049
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	12,429,148.728	408,748.554	4,947,268.049

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX Asset Allocation–Growth Portfolio

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2004 and held for the entire period until April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,026.40	0.33%	$1.66
Hypothetical (b)	1,000.00	1,023.16	0.33	1.66
Class B
Actual	1,000.00	1,021.30	0.98	4.91
Hypothetical (b)	1,000.00	1,019.93	0.98	4.91
Class C
Actual	1,000.00	1,023.80	0.92	4.62
Hypothetical (b)	1,000.00	1,020.23	0.92	4.61

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At April 30, 2005

This chart shows the percentage breakdown by asset type of the Fund's total investment securities. Asset type is calculated based on the aggregate portfolio holdings in the underlying funds in which the Fund invests. The security lending collateral in the underlying funds is excluded from this calculation.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX Asset Allocation–Growth Portfolio

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.8%) (b)
Aggressive Equity (28.5%)
TA IDEX J.P. Morgan Mid Cap Value (a)	4,543,851	$43,076
TA IDEX T. Rowe Price Health Sciences	3,670,767	40,232
TA IDEX Transamerica Growth Opportunities (a)	7,336,464	47,760
TA IDEX Transamerica Small/Mid Cap Value	6,429,037	94,378
TA IDEX Van Kampen Small Company Growth (a)	1,574,851	15,670
Growth Equity (50.7%)
TA IDEX American Century Large Company Value	7,931,584	84,868
TA IDEX Great Companies–TechnologySM (a)	3,861,605	13,593
TA IDEX Janus Growth (a)	1,695,193	38,057
TA IDEX Jennison Growth (a)	3,613,957	34,585
TA IDEX Mercury Large Cap Value (a)	13,893,998	129,353
TA IDEX Salomon All Cap	2,438,982	36,341
TA IDEX Salomon Investors Value	2,702,614	36,026
TA IDEX Transamerica Equity	7,588,605	57,066

	Shares	Value
Specialty–Real Estate (1.2%)
TA IDEX Clarion Real Estate Securities	699,786	$10,357
World Equity (19.4%)
TA IDEX American Century International	2,694,308	25,273
TA IDEX Evergreen International Small Cap (a)	2,521,150	27,758
TA IDEX Marsico International Growth (a)	2,796,971	27,746
TA IDEX Templeton Great Companies Global (a)	3,067,337	72,174
TA IDEX Van Kampen Emerging Markets Debt	1,189,072	11,891
Total Investment Companies (cost: $817,816)		846,204
Total Investment Securities (cost: $817,816)		$846,204
SUMMARY:
Investments, at value	99.8%	$846,204
Other assets in excess of liabilities	0.2%	1,340
Net assets	100.0%	$847,544

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  The Fund invests its assets in Class A shares of the underlying TA IDEX Mutual Funds, which are affiliates of the Fund.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX Asset Allocation–Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:

Investment in affliated mutual funds, at value (cost: $817,816)	$846,204
Receivables:
Shares of beneficial interest sold	4,389
Dividends	21
Other	141
850,755
Liabilities:
Investment securities purchased	358
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	1,950
Management and advisory fees	165
Distribution and service fees	331
Transfer agent fees	70
Other	337
3,211
Net Assets	$847,544
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$789,803
Accumulated net investment income (loss)	(3,820)
Undistributed net realized gain (loss) from investment in affiliated mutual funds	33,176
Net unrealized appreciation (depreciation) on investment in affiliated mutual funds	28,385
Net Assets	$847,544
Net Assets by Class:
Class A	$228,498
Class B	184,496
Class C	434,550
Shares Outstanding:
Class A	21,061
Class B	17,270
Class C	40,670
Net Asset Value Per Share:
Class A	$10.85
Class B	10.68
Class C	10.68
Maximum Offering Price Per Share (a):
Class A	$11.48

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends from affiliated mutual funds	$1,806
Expenses:
Management and advisory fees	397
Transfer agent fees:
Class A	172
Class B	152
Class C	239
Printing and shareholder reports	15
Custody fees	19
Administration fees	73
Legal fees	20
Audit fees	12
Trustees fees	18
Registration fees:
Class A	23
Class B	13
Class C	22
Distribution and service fees:
Class B	579
Class C	1,329
Total expenses	3,083
Net Investment Income (Loss)	(1,277)
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment in affiliated mutual funds	27,876
Realized gain distribution from investment in affiliated mutual funds	6,110
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated mutual funds	(20,773)
Net Gain (Loss) on Investment in Affiliated Mutual Funds	13,213
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,936

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX Asset Allocation–Growth Portfolio

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2005 (unaudited)	October 31, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(1,277)	$(3,397)
Net realized gain (loss) from investment in affiliated mutual funds	33,986	11,217
Net unrealized appreciation (depreciation) on investment in affiliated mutual funds	(20,773)	23,549
	11,936	31,369
Distributions to Shareholders:
From net investment income:
Class A	(2,140)	–
Class B	(1,002)	–
Class C	(2,478)	–
	(5,620)	–
From net realized gains:
Class A	(1,161)	–
Class B	(1,060)	–
Class C	(2,385)	–
	(4,606)	–
Capital Share Transactions:
Proceeds from shares sold:
Class A	73,574	132,291
Class B	32,773	84,889
Class C	107,781	228,642
Class C2	–	6,081
Class M	–	2,709
	214,128	454,612
Dividends and distributions reinvested:
Class A	2,790	–
Class B	1,725	–
Class C	3,362	–
	7,877	–
Cost of shares redeemed:
Class A	(19,331)	(23,172)
Class B	(11,874)	(14,563)
Class C	(34,179)	(28,450)
Class C2	–	(3,211)
Class M	–	(1,183)
	(65,384)	(70,579)
Redemption fees:
Class A	3	–
	3	–
Class level exchanges:
Class C	–	25,301
Class C2	–	(15,616)
Class M	–	(9,685)
	–	–
Automatic conversions:
Class A	87	69
Class B	(87)	(69)
	–	–
	156,624	384,033
Net increase (decrease) in net assets	158,334	415,402
Net Assets:
Beginning of period	689,210	273,808
End of period	$847,544	$689,210
Accumulated Net Investment Income (Loss)	$(3,822)	$3,077

	April 30, 2005 (unaudited)	October 31, 2004
Share Activity:
Shares issued:
Class A	6,559	12,550
Class B	2,962	8,165
Class C	9,738	22,002
Class C2	–	585
Class M	–	261
	19,259	43,563
Shares issued–reinvested from distributions:
Class A	246	–
Class B	154	–
Class C	301	–
	701	–
Shares redeemed:
Class A	(1,723)	(2,207)
Class B	(1,070)	(1,402)
Class C	(3,092)	(2,738)
Class C2	–	(305)
Class M	–	(114)
	(5,885)	(6,766)
Class level exchanges:
Class C	–	2,417
Class C2	–	(1,487)
Class M	–	(928)
	–	2
Automatic conversions:
Class A	8	6
Class B	(8)	(6)
	–	–
Net increase (decrease) in shares outstanding:
Class A	5,090	10,349
Class B	2,038	6,757
Class C	6,947	21,681
Class C2	–	(1,207)
Class M	–	(781)
	14,075	36,799

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX Asset Allocation–Growth Portfolio

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2005)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$10.75	$0.01	$0.28	$0.29	$(0.12)	$(0.07)	$(0.19)	$10.85
	10/31/2004	9.82	(0.02)	0.95	0.93	–	–	–	10.75
	10/31/2003	7.95	(0.03)	1.90	1.87	–	–	–	9.82
	10/31/2002	10.00	(0.02)	(2.03)	(2.05)	–	–	–	7.95
Class B	4/30/2005	10.57	(0.03)	0.27	0.24	(0.06)	(0.07)	(0.13)	10.68
	10/31/2004	9.71	(0.09)	0.95	0.86	–	–	–	10.57
	10/31/2003	7.91	(0.08)	1.88	1.80	–	–	–	9.71
	10/31/2002	10.00	(0.06)	(2.03)	(2.09)	–	–	–	7.91
Class C	4/30/2005	10.57	(0.03)	0.28	0.25	(0.07)	(0.07)	(0.14)	10.68
	10/31/2004	9.71	(0.08)	0.94	0.86	–	–	–	10.57
	10/31/2003	7.86	(0.08)	1.93	1.85	–	–	–	9.71

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	2.64%	$228,498	0.33%	0.33%	0.12%	39%
	10/31/2004	9.47	171,708	0.43	0.38	(0.22)	5
	10/31/2003	23.52	55,209	0.45	0.60	(0.30)	25
	10/31/2002	(20.50)	8,368	0.45	1.65	(0.44)	31
Class B	4/30/2005	2.13	184,496	0.98	0.98	(0.52)	39
	10/31/2004	8.96	160,959	1.05	1.00	(0.82)	5
	10/31/2003	22.76	82,318	1.10	1.25	(0.95)	25
	10/31/2002	(20.90)	10,452	1.10	2.30	(1.09)	31
Class C	4/30/2005	2.38	434,550	0.92	0.92	(0.46)	39
	10/31/2004	8.86	356,543	0.99	0.94	(0.78)	5
	10/31/2003	23.54	116,956	1.10	1.25	(0.95)	25

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on the average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any and includes the recapture of previously waived expenses (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers, reimbursements by the investment adviser and recapture of previously waived expenses.

(g)  TA IDEX Asset Allocation-Growth Portfolio ("the Fund") commenced operations on March 1, 2002. The inception date for the Fund's offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX Asset Allocation–Growth Portfolio

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX Asset Allocation–Growth Portfolio ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on March 1, 2002.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers three classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. On June 15, 2004, Class C2 shares merged into Class C. On September 24, 2004, Class M shares merged into Class C. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: The Fund's investments are valued at the net asset values of the underlying portfolios of Transamerica IDEX Mutual Funds. The net asset values of the underlying portfolios are determined at the close of the NYSE (generally 4:00 p.m. eastern time) on the valuation date.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis.Dividend income is recorded on the ex-dividend date. Dividend and net realized gain (loss) from investment securities for the Fund are from investment of affiliated investment companies.

Account maintenance fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder's account.

No fee will be charged under the following conditions:

•  accounts opened within the preceding 24 months

•  accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•  accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•  accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•  UTMA/UGMA accounts

•  Fiduciary accounts

•  B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the six months ended April 30, 2005, there were no account maintenance fees.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX Asset Allocation–Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

TFAI has entered into an agreement with Morningstar Associates, LLC to provide investment services to the Fund. TFAI compensates Morningstar Associates, LLC as described in the Prospectus.

Transamerica Investment Management, LLC and Great Companies, LLC are affiliates of the Fund and are sub-advisers to other funds within Transamerica IDEX Mutual Funds.

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.10% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.45% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at April 30, 2005.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	N/A
Class B	0.65%
Class C	0.65%

In addition, the underlying funds' Class A shares in which the Fund invests impose a 0.35% 12b-1 fee. To avoid duplication of the 12b-1 fees, each class of fund shares of the Fund has reduced the 12b-1 fees by the amount of the underlying funds' Class A 12b-1 fees.

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C and certain A share redemptions. For the six months ended April 30, 2005, the underwriter commissions were as follows:

Received by Underwriter	$9,407
Retained by Underwriter	524
Contingent Deferred Sales Charge	389

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS $553 for the six months ended April 30, 2005.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2005, the value of invested plan amount was $13. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2005, are included in the accompanying Statement of Assets and Liabilities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

TA IDEX Asset Allocation–Growth Portfolio  7

TA IDEX Asset Allocation–Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$460,701
U.S. Government	–
Proceeds from maturities and sales of securities
Long-Term excluding U.S. Government	308,496
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$818,736
Unrealized Appreciation	$39,873
Unrealized (Depreciation)	(12,405)
Net Unrealized Appreciation (Depreciation)	$27,468

NOTE 5. REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX Asset Allocation–Growth Portfolio

INVESTMENT ADVISORY AND ASSET ALLOCATION MANAGEMENT AGREEMENTS – REVIEW AND RENEWAL

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between TA IDEX Asset Allocation-Growth Portfolio (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"). Additionally, at a meeting held on March 22, 2005, the Board considered and approved for a two-year period the Asset Allocation Management Agreement of the Fund between TFAI and Morningstar Associates, LLC (the "Portfolio Construction Manager"). In approving these agreements, the Board concluded that the Investment Advisory Agreement and the Asset Allocation Management Agreement enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Portfolio Construction Manager to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Portfolio Construction Manager are capable of providing high quality services to the Fund, as indicated by TFAI's management capabilities demonstrated with respect to the Fund and other funds managed by TFAI, TFAI's management oversight process, and the professional qualifications and experience of the Portfolio Construction Manager's portfolio management team. The Board also concluded that TFAI and the Portfolio Construction Manager would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Portfolio Construction Manager's obligations will remain the same in all respects.

The investment performance of the Fund. The Board concluded, based in particular on information provided by Lipper Analytics, that the Fund's investment performance was competitive or superior relative to comparable funds over trailing one- and two-year periods and to the Fund's benchmark index over the past year. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Portfolio Construction Manager, the Trustees concluded that TFAI and the Portfolio Construction Manager were capable of generating a level of long-term investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Portfolio Construction Manager for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Portfolio Construction Manager, TFAI's estimated net management income resulting from its management of the Fund, the estimated profitability of TFAI's relationships with the Fund and TA IDEX, and the estimated profitability of the Portfolio Construction Manager's relationship with the Fund, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund, TFAI and the Portfolio Construction Manager. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Fund were consistent with industry averages.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. Although the investment advisory fees do not reduce should Fund assets grow meaningfully, the Board concluded that the advisory fees appropriately reflect the Fund's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Portfolio Construction Manager in the future.

Benefits (such as soft dollars) to TFAI or the Portfolio Construction Manager from its relationship with the Fund. The Board concluded that other benefits derived by TFAI (including any benefits derived from investment advisory fees payable to TFAI with respect to the underlying funds in which the Fund invests) or the Portfolio Construction Manager from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI or the Portfolio Construction Manager do not realize "soft dollar" benefits from their relationship with the Fund.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund which, as demonstrated in the past with the Fund, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders. The Board also noted the significant growth in the Fund's assets in the past year.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX Asset Allocation–Growth Portfolio

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:  Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX Asset Allocation-Growth Portfolio

Proposal 2:  Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
22,244,822.527	493,021.605	10,334,910.404

Proposal 3:   Approval of changes to the fundamental investment restrictions of TA IDEX Asset Allocation-Growth Portfolio.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	22,458,567.436	827,500.961	9,786,686.139
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	22,430,872.771	855,195.626	9,786,686.139
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	22,453,030.875	833,037.522	9,786,686.139
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	22,439,218.601	846,849.796	9,786,686.139
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	22,452,300.280	833,768.117	9,786,686.139
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	22,414,483.290	871,585.107	9,786,686.139
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	22,452,158.252	833,910.145	9,786,686.139
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	22,424,284.486	861,783.911	9,786,686.139

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX Asset Allocation–Moderate Portfolio

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2004 and held for the entire period until April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,020.90	0.25%	$1.25
Hypothetical (b)	1,000.00	1,023.55	0.25	1.25
Class B
Actual	1,000.00	1,017.20	0.92	4.60
Hypothetical (b)	1,000.00	1,020.23	0.92	4.61
Class C
Actual	1,000.00	1,017.70	0.88	4.40
Hypothetical (b)	1,000.00	1,020.43	0.88	4.41

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At April 30, 2005

This chart shows the percentage breakdown by asset type of the Fund's total investment securities. Asset type is calculated based on the aggregate portfolio holdings in the underlying funds in which the Fund invests. The security lending collateral in the underlying funds is excluded from this calculation.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX Asset Allocation–Moderate Portfolio

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.8%) (b)
Aggressive Equity (16.1%)
TA IDEX J.P. Morgan Mid Cap Value (a)	1,408,132	$13,349
TA IDEX T. Rowe Price Health Sciences	4,252,015	46,602
TA IDEX T. Rowe Price Small Cap (a)	2,022,102	22,445
TA IDEX Transamerica Growth Opportunities (a)	5,146,268	33,502
TA IDEX Transamerica Small/Mid Cap Value	4,733,562	69,489
Capital Preservation (2.9%)
TA IDEX Transamerica Money Market	33,116,744	33,117
Fixed-Income (42.3%)
TA IDEX PIMCO Real Return TIPS	12,107,070	127,366
TA IDEX PIMCO Total Return	4,713,241	48,829
TA IDEX Short Term Bond	4,900,331	48,366
TA IDEX Transamerica Conservative High-Yield Bond	15,089,049	136,405
TA IDEX Transamerica Convertible Securities	7,516,852	80,355
TA IDEX Transamerica Flexible Income	4,868,243	45,956
Growth Equity (25.1%)
TA IDEX American Century Large Company Value	7,868,156	84,189
TA IDEX Great Companies–TechnologySM (a)	3,019,616	10,629
TA IDEX Janus Growth (a)	985,461	22,124
TA IDEX Marsico Growth (a)	1,972,239	18,874

	Shares	Value
Growth Equity (continued)
TA IDEX Salomon All Cap	1,582,044	$23,573
TA IDEX Salomon Investors Value	3,535,372	47,127
TA IDEX Transamerica Equity	4,072,598	30,626
TA IDEX UBS Large Cap Value (a)	5,139,919	52,633
Specialty–Real Estate (3.9%)
TA IDEX Clarion Real Estate Securities	3,028,360	44,820
World Equity (9.5%)
TA IDEX American Century International	560,630	5,259
TA IDEX Evergreen International Small Cap (a)	1,445,778	15,918
TA IDEX Marsico International Growth (a)	2,383,072	23,640
TA IDEX Templeton Great Companies Global (a)	2,027,965	47,718
TA IDEX Van Kampen Emerging Markets Debt	1,775,673	17,757
Total Investment Companies (cost: $1,089,534)		1,150,668
Total Investment Securities (cost: $1,089,534)		$1,150,668
SUMMARY:
Investments, at value	99.8%	$1,150,668
Other assets in excess of liabilities	0.2%	1,957
Net assets	100.0%	$1,152,625

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  The Fund invests its assets in Class A shares of the underlying TA IDEX Mutual Funds, which are affiliates of the Fund.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX Asset Allocation–Moderate Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment in affiliated mutual funds, at value (cost: $1,089,534)	$1,150,668
Receivables:
Shares of beneficial interest sold	6,629
Dividends	99
Other	30
1,157,426
Liabilities:
Investment securities purchased	2,187
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	1,795
Management and advisory fees	94
Distribution and service fees	465
Transfer agent fees	77
Dividends to shareholders	1
Other	182
4,801
Net Assets	$1,152,625
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$1,061,443
Accumulated net investment income (loss)	(3,562)
Undistributed net realized gain (loss) from investment in affiliated mutual funds	33,618
Net unrealized appreciation (depreciation) on investment in affiliated mutual funds	61,126
Net Assets	$1,152,625
Net Assets by Class:
Class A	$280,996
Class B	276,845
Class C	594,784
Shares Outstanding:
Class A	25,362
Class B	25,080
Class C	53,893
Net Asset Value Per Share:
Class A	$11.08
Class B	11.04
Class C	11.04
Maximum Offering Price Per Share (a):
Class A	$11.72

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends from affiliated mutual funds	$8,907
Expenses:
Management and advisory fees	550
Transfer agent fees:
Class A	129
Class B	163
Class C	239
Printing and shareholder reports	8
Custody fees	23
Administration fees	102
Legal fees	38
Audit fees	14
Trustees fees	31
Registration fees:
Class A	24
Class B	15
Class C	29
Distribution and service fees:
Class B	893
Class C	1,845
Total expenses	4,103
Net Investment Income (Loss)	4,804
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment in affiliated mutual funds	23,869
Realized gain distributions from investment in affiliated mutual funds	9,918
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated mutual funds	(22,266)
Net Gain (Loss) on Investment in Affiliated Mutual Funds	11,521
Net Increase (Decrease) in Net Assets Resulting from Operations	$16,325

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX Asset Allocation–Moderate Portfolio

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2005 (unaudited)	October 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$4,804	$5,358
Net realized gain (loss) from investment in affiliated mutual funds	33,787	24,191
Net unrealized appreciation (depreciation) on investment in affiliated mutual funds	(22,266)	31,585
	16,325	61,134
Distributions to Shareholders:
From net investment income:
Class A	(7,272)	(1,929)
Class B	(6,250)	(1,796)
Class C	(13,126)	(2,222)
Class C2	–	(412)
Class M	–	(167)
	(26,648)	(6,526)
From net realized gains:
Class A	(1,417)	–
Class B	(1,533)	–
Class C	(3,103)	–
	(6,053)	–
Capital Share Transactions:
Proceeds from shares sold:
Class A	76,890	136,942
Class B	33,171	93,601
Class C	119,127	277,155
Class C2	–	8,303
Class M	–	3,239
	229,188	519,240
Dividends and distributions reinvested:
Class A	7,496	1,710
Class B	6,500	1,484
Class C	11,210	1,515
Class C2	–	324
Class M	–	152
	25,206	5,185
Cost of shares redeemed:
Class A	(31,806)	(34,420)
Class B	(21,019)	(32,173)
Class C	(45,615)	(52,508)
Class C2	–	(5,376)
Class M	–	(3,146)
	(98,440)	(127,623)
Class level exchanges:
Class C	–	67,248
Class C2	–	(49,594)
Class M	–	(17,654)
	–	–

	April 30, 2005 (unaudited)	October 31, 2004
Automatic conversions:
Class A	$180	$95
Class B	(180)	(95)
	–	–
	155,954	396,802
Net increase (decrease) in net assets	139,578	451,410
Net Assets:
Beginning of period	1,013,047	561,637
End of period	$1,152,625	$1,013,047
Accumulated Net Investment Income (Loss)	$(3,567)	$18,282
Share Activity:
Shares issued:
Class A	6,770	12,569
Class B	2,930	8,625
Class C	10,516	25,497
Class C2	–	768
Class M	–	299
	20,216	47,758
Shares issued–reinvested from distributions:
Class A	658	162
Class B	571	140
Class C	986	143
Class C2	–	31
Class M	–	14
	2,215	490
Shares redeemed:
Class A	(2,806)	(3,153)
Class B	(1,857)	(2,959)
Class C	(4,040)	(4,828)
Class C2	–	(496)
Class M	–	(289)
	(8,703)	(11,725)
Class level exchanges:
Class C	–	6,171
Class C2	–	(4,566)
Class M	–	(1,603)
	–	2
Automatic conversions:
Class A	16	9
Class B	(16)	(9)
	–	–
Net increase (decrease) in shares outstanding:
Class A	4,638	9,587
Class B	1,628	5,797
Class C	7,462	26,983
Class C2	–	(4,263)
Class M	–	(1,579)
	13,728	36,525

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX Asset Allocation–Moderate Portfolio

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2005)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$11.23	$0.08	$0.16	$0.24	$(0.33)	$(0.06)	$(0.39)	$11.08
	10/31/2004	10.42	0.12	0.84	0.96	(0.15)	–	(0.15)	11.23
	10/31/2003	8.76	0.12	1.62	1.74	(0.08)	–	(0.08)	10.42
	10/31/2002	10.00	0.04	(1.28)	(1.24)	–	–	–	8.76
Class B	4/30/2005	11.16	0.04	0.16	0.20	(0.26)	(0.06)	(0.32)	11.04
	10/31/2004	10.37	0.05	0.83	0.88	(0.09)	–	(0.09)	11.16
	10/31/2003	8.71	0.05	1.63	1.68	(0.02)	–	(0.02)	10.37
	10/31/2002	10.00	0.01	(1.30)	(1.29)	–	–	–	8.71
Class C	4/30/2005	11.17	0.04	0.16	0.20	(0.27)	(0.06)	(0.33)	11.04
	10/31/2004	10.37	0.05	0.84	0.89	(0.09)	–	(0.09)	11.17
	10/31/2003	8.71	0.05	1.63	1.68	(0.02)	–	(0.02)	10.37

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	2.09%	$280,996	0.25%	0.25%	1.36%	19%
	10/31/2004	9.32	232,748	0.28	0.28	1.13	1
	10/31/2003	19.98	116,102	0.37	0.37	1.22	18
	10/31/2002	(12.40)	17,517	0.45	0.78	0.83	12
Class B	4/30/2005	1.72	276,845	0.92	0.92	0.69	19
	10/31/2004	8.62	261,772	0.93	0.93	0.48	1
	10/31/2003	19.39	183,148	1.02	1.02	0.57	18
	10/31/2002	(12.90)	38,969	1.10	1.43	0.18	12
Class C	4/30/2005	1.77	594,784	0.88	0.88	0.73	19
	10/31/2004	8.67	518,527	0.89	0.89	0.50	1
	10/31/2003	19.39	201,774	1.02	1.02	0.57	18

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX Asset Allocation–Moderate Portfolio ("the Fund") commenced operations on March 1, 2002. The inception date for the Fund's offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX Asset Allocation–Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX Asset Allocation–Moderate Portfolio ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on March 1, 2002.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers three classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. On June 15, 2004, Class C2 shares merged into Class C. On September 24, 2004, Class M shares merged into Class C. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: The Fund's investments are valued at the net asset values of the underlying portfolios of Transamerica IDEX Mutual Funds. The net asset values of the underlying portfolios are determined at the close of the NYSE (generally 4:00 p.m. eastern time) on the valuation date.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Account maintenance fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder's account.

No fee will be charged under the following conditions:

•  accounts opened within the preceding 24 months

•  accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•  accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•  accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•  UTMA/UGMA accounts

•  Fiduciary accounts

•  B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the six months ended April 30, 2005, there were no account maintenance fees.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX Asset Allocation–Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

For the six months ended April 30, 2005, the Fund received $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

TFAI has entered into an agreement with Morningstar Associates, LLC to provide investment services to the Fund. TFAI compensates Morningstar Associates, LLC as described in the Prospectus.

Transamerica Investment Management, LLC and Great Companies, LLC are affiliates of the Fund and are sub-advisers to other funds within Transamerica IDEX Mutual Funds.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.10% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.45% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There were no amounts available for recapture at April 30, 2005.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	N/A
Class B	0.65%
Class C	0.65%

In addition, the underlying funds' Class A shares in which the Fund invests impose a 0.35% 12b-1 fee. To avoid duplication of the 12b-1 fees, each class of fund shares of the Fund has reduced the 12b-1 fees by the amount of the underlying funds' Class A 12b-1 fees.

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C and certain A share redemptions. For the six months ended April 30, 2005, the underwriter commissions were as follows:

Received by Underwriter	$9,892
Retained by Underwriter	570
Contingent Deferred Sales Charge	537

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS $537 for the six months ended April 30, 2005.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2005, the value of invested plan amount was $31. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX Asset Allocation–Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 3.  INVESTMENT TRANSACTIONS

April 30, 2005, are included in the accompanying Statement of Assets and Liabilities.

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$353,771
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	215,158
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$1,089,355
Unrealized Appreciation	$65,768
Unrealized (Depreciation)	(4,455)
Net Unrealized Appreciation (Depreciation)	$61,313

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX Asset Allocation–Moderate Portfolio

INVESTMENT ADVISORY AND ASSET ALLOCATION MANAGEMENT AGREEMENTS – REVIEW AND RENEWAL

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between TA IDEX Asset Allocation - Moderate Portfolio (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"). Additionally, at a meeting held on March 22, 2005, the Board considered and approved for a two-year period the Asset Allocation Management Agreement of the Fund between TFAI and Morningstar Associates, LLC (the "Portfolio Construction Manager"). In approving these agreements, the Board concluded that the Investment Advisory and Asset Allocation Management Agreement enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Portfolio Construction Manager to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Portfolio Construction Manager are capable of providing high quality services to the Fund, as indicated by TFAI's management capabilities demonstrated with respect to the Fund and other funds managed by TFAI, TFAI's management oversight process, the professional qualifications and experience of the Portfolio Construction Manager's portfolio management team, and the Fund's strong investment performance. The Board also concluded that TFAI and the Portfolio Construction Manager would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Portfolio Construction Manager's obligations will remain the same in all respects.

The investment performance of the Fund. The Board concluded, based in particular on information provided by Lipper Analytics, that the Fund's investment performance was competitive or superior relative to comparable funds over trailing one- and two-year periods and to the Fund's benchmark index over the past year. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Portfolio Construction Manager, the Trustees concluded that TFAI and the Portfolio Construction Manager were capable of generating a level of long-term investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Portfolio Construction Manager for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Portfolio Construction Manager, TFAI's estimated net management income resulting from its management of the Fund, the estimated profitability of TFAI's relationships with the Fund and TA IDEX, and the estimated profitability of the Portfolio Construction Manager's relationship with the Fund, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund, TFAI and the Portfolio Construction Manager. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Fund were consistent with industry averages.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. Although the investment advisory fees do not reduce should Fund assets grow meaningfully, the Board concluded that the advisory fees appropriately reflect the Fund's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Portfolio Construction Manager in light of such economies of scale (including whether it would be appropriate to have advisory fee breakpoints in the future).

Benefits (such as soft dollars) to TFAI or the Portfolio Construction Manager from its relationship with the Fund. The Board concluded that other benefits derived by TFAI (including any benefits derived from investment advisory fees payable to TFAI with respect to the underlying funds in which the Fund invests) or the Portfolio Construction Manager from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI or the Portfolio Construction Manager do not realize "soft dollar" benefits from their relationship with the Fund.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund which, as demonstrated in the past with the Fund, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders. The Board also noted the significant growth in the Fund's assets in the past year.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX Asset Allocation–Moderate Portfolio

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:  Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX Asset Allocation – Moderate Portfolio

Proposal 2:  Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
32,925,327.826	687,620.250	14,764,030.261

Proposal 3:  Approval of changes to the fundamental investment restrictions of TA IDEX Asset Allocation – Moderate Portfolio.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	33,860,919.285	809,508.898	13,706,550.154
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	33,779,516.111	890,912.072	13,706,550.154
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	33,817,316.753	849,524.430	13,710,137.154
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	33,829,220.410	841,207.774	13,706,550.153
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	33,819,021.085	851,407.098	13,706,550.154
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	33,791,218.673	879,209.510	13,706,550.154
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	33,804,341.930	866,086.253	13,706,550.154
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	33,782,095.419	888,332.764	13,706,550.154

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX Asset Allocation–Moderate Growth Portfolio

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2004 and held for the entire period until April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,023.90	0.27%	$1.35
Hypothetical (b)	1,000.00	1,023.46	0.27%	1.35
Class B
Actual	1,000.00	1,020.30	0.94%	4.71
Hypothetical (b)	1,000.00	1,020.13	0.94%	4.71
Class C
Actual	1,000.00	1,021.00	0.89%	4.46
Hypothetical (b)	1,000.00	1,020.38	0.89%	4.46

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At April 30, 2005

This chart shows the percentage breakdown by asset type of the Fund's total investment securities. Asset type is calculated based on the aggregate portfolio holdings in the underlying funds in which the Fund invests. The security lending collateral in the underlying funds is excluded from this calculation.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX Asset Allocation–Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.9%) (b)
Aggressive Equity (21.3%)
TA IDEX J.P. Morgan Mid Cap Value (a)	7,232,837	$68,567
TA IDEX T. Rowe Price Health Sciences	5,621,778	61,615
TA IDEX Transamerica Growth Opportunities (a)	11,903,561	77,492
TA IDEX Transamerica Small/Mid Cap Value	8,347,309	122,538
TA IDEX Van Kampen Small Company Growth (a)	2,089,862	20,794
Capital Preservation (1.0%)
TA IDEX Transamerica Money Market	16,252,899	16,253
Fixed-Income (21.1%)
TA IDEX PIMCO Real Return TIPS	9,531,649	100,273
TA IDEX PIMCO Total Return	3,645,155	37,764
TA IDEX Transamerica Conservative High-Yield Bond	10,422,230	94,217
TA IDEX Transamerica Convertible Securities	7,286,415	77,892
TA IDEX Transamerica Flexible Income	4,190,172	39,555
Growth Equity (39.9%)
TA IDEX American Century Large Company Value	17,703,932	189,432
TA IDEX Great Companies–TechnologySM (a)	7,520,031	26,471
TA IDEX Janus Growth (a)	2,863,849	64,293

	Shares	Value
Growth Equity (continued)
TA IDEX Jennison Growth (a)	22,211	$213
TA IDEX Marsico Growth (a)	5,337,402	51,079
TA IDEX Mercury Large Cap Value (a)	15,498,385	144,290
TA IDEX Salomon All Cap	3,202,051	47,711
TA IDEX Salomon Investors Value	5,480,101	73,050
TA IDEX Transamerica Equity	8,502,875	63,942
Specialty–Real Estate (2.4%)
TA IDEX Clarion Real Estate Securities	2,703,273	40,008
World Equity (14.2%)
TA IDEX American Century International	2,111,235	19,803
TA IDEX Evergreen International Small Cap (a)	3,756,025	41,354
TA IDEX Marsico International Growth (a)	3,557,900	35,294
TA IDEX Templeton Great Companies Global (a)	4,259,027	100,215
TA IDEX Van Kampen Emerging Markets Debt	3,782,126	37,821
Total Investment Companies (cost: $1,591,946)		1,651,936
Total Investment Securities (cost: $1,591,946)		$1,651,936
SUMMARY:
Investments, at value	99.9%	$1,651,936
Other assets in excess of liabilities	0.1%	1,717
Net assets	100.0%	$1,653,653

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  The Fund invests its assets in Class A shares of the underlying TA IDEX Mutual Funds, which are affiliates of the Fund.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX Asset Allocation–Moderate Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment in affiliated mutual funds, at value (cost: $1,591,946)	$1,651,936
Receivables:
Shares of beneficial interest sold	7,467
Dividends	76
Other	25
1,659,504
Liabilities:
Investment securities purchased	941
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	3,708
Management and advisory fees	201
Distribution and service fees	641
Transfer agent fees	119
Dividends to shareholders	2
Other	239
5,851
Net Assets	$1,653,653
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$1,539,890
Accumulated net investment income (loss)	(5,301)
Undistributed net realized gain (loss) from investment in affiliated mutual funds	59,081
Net unrealized appreciation (depreciation) on investment in affiliated mutual funds	59,983
Net Assets	$1,653,653
Net Assets by Class:
Class A	$453,276
Class B	377,377
Class C	823,000
Shares Outstanding:
Class A	41,258
Class B	34,483
Class C	75,193
Net Asset Value Per Share:
Class A	$10.99
Class B	10.94
Class C	10.95
Maximum Offering Price Per Share (a):
Class A	$11.63

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends from affiliated mutual funds	$8,059
Expenses:
Management and advisory fees	776
Transfer agent fees:
Class A	249
Class B	261
Class C	390
Printing and shareholder reports	9
Custody fees	27
Administration fees	143
Legal fees	31
Audit fees	14
Trustees fees	29
Registration fees:
Class A	36
Class B	18
Class C	24
Distribution and service fees:
Class B	1,188
Class C	2,509
Total expenses	5,704
Net Investment Income (Loss)	2,355
Net Realized Gain (Loss) from:
Realized gain (loss) from investment in affiliated mutual funds	47,747
Realized gain distributions from investment in affiliated mutual funds	11,410
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated mutual funds	(38,921)
Net Gain (Loss) on Investments in Affiliated Mutual Funds	20,236
Net Increase (Decrease) in Net Assets Resulting from Operations	$22,591

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX Asset Allocation–Moderate Growth Portfolio

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2005 (unaudited)	October 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$2,355	$(89)
Net realized gain (loss) from investment in affiliated mutual funds	59,157	23,388
Net unrealized appreciation (depreciation) on investment in affiliated mutual funds	(38,921)	43,855
	22,591	67,154
Distributions to Shareholders:
From net investment income:
Class A	(7,069)	(1,243)
Class B	(4,399)	(452)
Class C	(9,608)	(639)
Class C2	–	(66)
Class M	–	(55)
	(21,076)	(2,455)
From net realized gains:
Class A	(1,708)	–
Class B	(1,542)	–
Class C	(3,196)	–
	(6,446)	–
Capital Share Transactions:
Proceeds from shares sold:
Class A	132,900	244,152
Class B	61,762	153,748
Class C	195,482	410,207
Class C2	–	6,869
Class M	–	4,667
	390,144	819,643
Dividends and distributions reinvested:
Class A	7,807	1,112
Class B	5,035	375
Class C	8,955	455
Class C2	–	49
Class M	–	51
	21,797	2,042
Cost of shares redeemed:
Class A	(38,037)	(44,420)
Class B	(22,707)	(29,188)
Class C	(54,564)	(57,323)
Class C2	–	(3,856)
Class M	–	(3,241)
	(115,308)	(138,028)
Redemption fees:
Class A	3	–
Class C	1	–
	4	–
Class level exchanges:
Class C	–	55,381
Class C2	–	(34,726)
Class M	–	(20,655)
	–	–

	April 30, 2005 (unaudited)	October 31, 2004
Automatic conversions:
Class A	$222	$128
Class B	(222)	(128)
	–	–
	296,637	683,657
Net increase (decrease) in net assets	291,706	748,356
Net Assets:
Beginning of period	1,361,947	613,591
End of period	$1,653,653	$1,361,947
Accumulated Net Investment Income (Loss)	$(5,305)	$13,420
Share Activity:
Shares issued:
Class A	11,759	22,751
Class B	5,484	14,399
Class C	17,324	38,386
Class C2	–	646
Class M	–	439
	34,567	76,621
Shares issued–reinvested from distributions:
Class A	686	107
Class B	443	36
Class C	788	44
Class C2	–	5
Class M	–	5
	1,917	197
Shares redeemed:
Class A	(3,377)	(4,149)
Class B	(2,016)	(2,732)
Class C	(4,845)	(5,358)
Class C2	–	(359)
Class M	–	(303)
	(10,238)	(12,901)
Class level exchanges:
Class C	–	5,155
Class C2	–	(3,233)
Class M	–	(1,920)
	–	2
Automatic conversions:
Class A	19	12
Class B	(20)	(12)
	(1)	–
Net increase (decrease) in shares outstanding:
Class A	9,087	18,721
Class B	3,891	11,691
Class C	13,267	38,227
Class C2	–	(2,941)
Class M	–	(1,779)
	26,245	63,919

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX Asset Allocation–Moderate Growth Portfolio

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2005)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$10.97	$0.04	$0.23	$0.27	$(0.20)	$(0.05)	$(0.25)	$10.99
	10/31/2004	10.13	0.05	0.87	0.92	(0.08)	–	(0.08)	10.97
	10/31/2003	8.37	0.04	1.77	1.81	(0.05)	–	(0.05)	10.13
	10/31/2002	10.00	0.02	(1.65)	(1.63)	–	–	–	8.37
Class B	4/30/2005	10.90	0.01	0.22	0.23	(0.14)	(0.05)	(0.19)	10.94
	10/31/2004	10.09	(0.02)	0.85	0.83	(0.02)	–	(0.02)	10.90
	10/31/2003	8.33	(0.02)	1.78	1.76	–	–	–	10.09
	10/31/2002	10.00	(0.01)	(1.66)	(1.67)	–	–	–	8.33
Class C	4/30/2005	10.91	0.01	0.23	0.24	(0.15)	(0.05)	(0.20)	10.95
	10/31/2004	10.09	(0.02)	0.86	0.84	(0.02)	–	(0.02)	10.91
	10/31/2003	8.31	(0.02)	1.80	1.78	–	–	–	10.09

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	2.39%	$453,276	0.27%	0.27%	0.77%	28%
	10/31/2004	9.09	352,852	0.32	0.31	0.45	3
	10/31/2003	21.79	136,295	0.44	0.44	0.48	15
	10/31/2002	(16.30)	20,681	0.45	0.90	0.41	21
Class B	4/30/2005	2.03	377,377	0.94	0.94	0.10	28
	10/31/2004	8.25	333,533	0.97	0.96	(0.19)	3
	10/31/2003	21.15	190,621	1.09	1.09	(0.17)	15
	10/31/2002	(16.70)	33,241	1.10	1.55	(0.24)	21
Class C	4/30/2005	2.10	823,000	0.89	0.89	0.15	28
	10/31/2004	8.35	675,562	0.92	0.91	(0.15)	3
	10/31/2003	21.44	239,043	1.09	1.09	(0.17)	15

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less that one year are not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any and includes the recapture of previously waived expenses (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser and recapture of previously waived expenses.

(g)  TA IDEX Asset Allocation–Moderate Growth Portfolio ("the Fund") commenced operations on March 1, 2002. The inception date for the Fund's offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX Asset Allocation–Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX Asset Allocation - Moderate Growth Portfolio ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on March 1, 2002.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers three classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. On June 15, 2004, Class C2 shares merged into Class C. On September 24, 2004, Class M shares merged into Class C. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: The Fund's investments are valued at the net asset values of the underlying portfolios of Transamerica IDEX Mutual Funds. The net asset values of the underlying portfolios are determined at the close of the NYSE (generally 4:00 p.m. eastern time) on the valuation date.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Account maintenance fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder's account.

No fee will be charged under the following conditions:

•  accounts opened within the preceding 24 months

•  accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•  accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•  accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•  UTMA/UGMA accounts

•  Fiduciary accounts

•  B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the six months ended April 30, 2005, this fee totaled less than $1. These fees are included in Paid in Capital in the Statement of Assets and Liabilities.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX Asset Allocation–Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's Investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

TFAI has entered into an agreement with Morningstar Associates, LLC to provide investment services to the Fund. TFAI compensates Morningstar Associates, LLC as described in the Prospectus.

Transamerica Investment Management, LLC and Great Companies, LLC are affiliates of the Fund and are sub-advisers to other funds within Transamerica IDEX Mutual Funds.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.10% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.45% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There were no amounts available for recapture at April 30, 2005.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	N/A
Class B	0.65%
Class C	0.65%

In addition, the underlying funds' Class A shares in which the Fund invests impose a 0.35% 12b-1 fee. To avoid duplication of the 12b-1 fees, each class of fund shares of the Fund has reduced the 12b-1 fees by the amount of the underlying funds' Class A 12b-1 fees.

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C and certain A share redemptions. For the six months ended April 30, 2005, the underwriter commissions were as follows:

Received by Underwriter	$18,367
Retained by Underwriter	1,079
Contingent Deferred Sales Charge	694

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS $893 for the six months ended April 30, 2005.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2005, the value of invested plan amount was $25. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2005, are included in the accompanying Statement of Assets and Liabilities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX Asset Allocation–Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$723,677
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	438,191
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$1,592,030
Unrealized Appreciation	$78,380
Unrealized (Depreciation)	(18,474)
Net Unrealized Appreciation (Depreciation)	$59,906

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX Asset Allocation–Moderate Growth Portfolio

INVESTMENT ADVISORY AND ASSET ALLOCATION MANAGEMENT AGREEMENTS – REVIEW AND RENEWAL

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between TA IDEX Asset Allocation – Moderate Growth Portfolio (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"). Additionally, at a meeting held on March 22, 2005, the Board considered and approved for a two-year period the Asset Allocation Management Agreement of the Fund between TFAI and Morningstar Associates, LLC (the "Portfolio Construction Manager"). In approving these agreements, the Board concluded that the Investment Advisory and Asset Allocation Management Agreement enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Portfolio Construction Manager to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Portfolio Construction Manager are capable of providing high quality services to the Fund, as indicated by TFAI's management capabilities demonstrated with respect to the Fund and other funds managed by TFAI, TFAI's management oversight process, and the professional qualifications and experience of the Portfolio Construction Manager's portfolio management team. The Board also concluded that TFAI and the Portfolio Construction Manager would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Portfolio Construction Manager's obligations will remain the same in all respects.

The investment performance of the Fund. The Board concluded, based in particular on information provided by Lipper Analytics, that the Fund's investment performance was competitive or superior relative to comparable funds over trailing one- and two-year periods and to the Fund's benchmark index over the past year. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Portfolio Construction Manager, the Trustees concluded that TFAI and the Portfolio Construction Manager were capable of generating a level of long-term investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Portfolio Construction Manager for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Portfolio Construction Manager, TFAI's estimated net management income resulting from its management of the Fund, the estimated profitability of TFAI's relationships with the Fund and TA IDEX, and the estimated profitability of the Portfolio Construction Manager's relationship with the Fund, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund, TFAI and the Portfolio Construction Manager. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Fund were consistent with industry averages.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. Although the investment advisory fees do not reduce should Fund assets grow meaningfully, the Board concluded that the advisory fees appropriately reflect the Fund's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Portfolio Construction Manager in the future.

Benefits (such as soft dollars) to TFAI or the Portfolio Construction Manager from its relationship with the Fund. The Board concluded that other benefits derived by TFAI (including any benefits derived from investment advisory fees payable to TFAI with respect to the underlying funds in which the Fund invests) or the Portfolio Construction Manager from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI or the Portfolio Construction Manager do not realize "soft dollar" benefits from their relationship with the Fund.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund which, as demonstrated in the past with the Fund, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders. The Board also noted the significant growth in the Fund's assets in the past year.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX Asset Allocation–Moderate Growth Portfolio

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:   Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX Asset Allocation – Moderate Growth Portfolio

Proposal 2:   Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
44,245,471.409	916,159.173	20,721,442.730

Proposal 3:   Approval of changes to the fundamental investment restrictions of TA IDEX Asset Allocation – Moderate Growth Portfolio.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	45,180,819.052	1,235,445.486	19,466,808.774
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	45,098,856.486	1,316,426.052	19,467,790.774
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	45,180,265.065	1,235,999.473	19,466,808.774
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	45,138,435.503	1,276,847.035	19,467,790.774
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	45,149,884.368	1,266,380.170	19,466,808.774
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	45,040,985.203	1,372,395.335	19,469,692.774
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	45,144,608.714	1,269,753.824	19,468,710.774
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	45,067,064.013	1,348,218.525	19,467,790.774

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX Clarion Real Estate Securities

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2004 and held for the entire period until April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,083.40	1.25%	$6.46
Hypothetical (b)	1,000.00	1,018.60	1.25	6.26
Class B
Actual	1,000.00	1,078.10	2.31	11.90
Hypothetical (b)	1,000.00	1,013.34	2.31	11.53
Class C
Actual	1,000.00	1,077.00	2.40	12.36
Hypothetical (b)	1,000.00	1,012.89	2.40	11.98

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Real Estate Property Type
At April 30, 2005

This chart shows the percentage breakdown by real estate property type of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX Clarion Real Estate Securities

SCHEDULE OF INVESTMENTS
At April 30, 2005

(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.3%)
Apartments (17.4%)
American Campus Communities, Inc.	57,500	$1,206
Archstone-Smith Trust	85,900	3,090
AvalonBay Communities, Inc. (a)	60,900	4,385
Camden Property Trust	77,060	3,930
Education Realty Trust, Inc.	43,200	691
Equity Residential	54,200	1,862
Gables Residential Trust (a)	34,800	1,275
Post Properties, Inc.	36,200	1,179
United Dominion Realty Trust, Inc. (a)	175,800	3,894
Hotels (10.8%)
Hilton Hotels Corp.	55,300	1,207
Host Marriott Corp.	253,600	4,266
LaSalle Hotel Properties	38,400	1,167
Starwood Hotels & Resorts Worldwide, Inc.	102,600	5,575
Strategic Hotel Capital, Inc.	74,500	1,051
Industrial Property (11.2%)
AMB Property Corp.	77,800	3,033
Catellus Development Corp.	43,303	1,199
Liberty Property Trust	87,749	3,495
Prologis	154,100	6,101
Office Property (27.4%)
Arden Realty, Inc.	84,150	3,003
Boston Properties, Inc. (a)	88,200	5,863
CarrAmerica Realty Corp.	27,600	912
Corporate Office Properties Trust	68,900	1,812
Equity Office Properties Trust	138,200	4,349
Maguire Properties, Inc.	99,600	2,540
Prentiss Properties Trust (a)	1,340	45
Reckson Associates Realty Corp.	94,900	3,061
SL Green Realty Corp.	79,800	4,868
Trizec Properties, Inc.	226,000	4,518
Vornado Realty Trust	36,400	2,783
Regional Mall (17.0%)
CBL & Associates Properties, Inc. (a)	16,180	1,252
General Growth Properties, Inc.	128,360	5,020
Macerich Co. (The)	53,200	3,208
Mills Corp. (The) (a)	77,800	4,445
Simon Property Group, Inc.	105,600	6,977
Shopping Center (10.0%)
Acadia Realty Trust	74,500	1,196
Developers Diversified Realty Corp.	87,200	3,701
Federal Realty Investment Trust	21,300	1,140
Kite Realty Group Trust	44,300	620
Pan Pacific Retail Properties, Inc.	41,400	2,501
Regency Centers Corp. (a)	60,600	3,191

	Shares	Value
Storage (4.5%)
Extra Space Storage, Inc. (a)	91,700	$1,192
Public Storage, Inc.	73,500	4,314
Total Common Stocks (cost: $103,452)		121,117
	Principal	Value
SECURITY LENDING COLLATERAL (15.7%)
Debt (13.6%)
Bank Notes (1.9%)
Bank of America 2.82%, due 05/16/2005 $609 $609 2.80%, due 06/09/2005 (b) 152 152 2.77%, due 07/18/2005 (b)	609	609
Canadian Imperial Bank of Commerce 3.02%, due 11/04/2005 (b)	609	609
Credit Suisse First Boston Corp. 2.88%, due 09/09/2005 (b) 152 152 3.06%, due 03/10/2006 (b)	152	152
Euro Dollar Overnight (2.4%)
Bank of Montreal 2.94%, due 05/04/2005	456	456
BNP Paribas 2.80%, due 05/05/2005	630	630
Den Danske Bank 2.93%, due 05/02/2005 548 548 2.80%, due 05/06/2005	304	304
Dexia Group 2.80%, due 05/05/2005	269	269
Royal Bank of Canada 2.80%, due 05/04/2005	625	625
Svenska Handlesbanken 2.80%, due 05/06/2005	100	100
Euro Dollar Terms (5.5%)
Bank of Nova Scotia 2.88%, due 05/11/2005 304 304 3.01%, due 05/31/2005	851	851
Barclays 3.02%, due 06/27/2005	542	542
BNP Paribas 2.93%, due 06/07/2005	487	487
Branch Banker & Trust 2.94%, due 06/06/2005	130	130
Calyon 2.93%, due 06/03/2005	503	503
Citigroup 2.87%, due 06/06/2005	632	632
Credit Suisse First Boston Corp. 2.91%, due 05/16/2005	623	623

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX Clarion Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005

(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
HSBC Banking/Holdings PLC 3.01%, due 06/23/2005	$304	$304
Royal Bank of Scotland 2.94%, due 06/07/2005 591 591 2.95%, due 06/10/2005	328	328
Societe Generale 2.80%, due 05/03/2005	582	582
Toronto Dominion Bank 2.75%, due 05/09/2005 456 456 3.01%, due 06/24/2005	169	169
UBS AG 2.81%, due 05/03/2005	304	304
Promissory Notes (1.4%)
Goldman Sachs Group, Inc. 2.99%, due 06/27/2005 639 639 3.01%, due 07/27/2005	1,065	1,065
Repurchase Agreements (2.4%) (c)
Goldman Sachs Group, Inc. (The) 3.04% Repurchase Agreement dated 04/29/2005 to be repurchased at $1,370 on 05/02/2005	1,369	1,369
Merrill Lynch & Co., Inc. 3.04% Repurchase Agreement dated 04/29/2005 to be repurchased at $1,644 on 05/02/2005	1,643	1,643

	Shares	Value
Investment Companies (2.1%)
Money Market Funds (2.1%)
American Beacon Funds 1-day yield of 2.84%	241,659	$242
BGI Institutional Money Market Fund 1-day yield of 2.93%	1,430,997	1,431
Merrill Lynch Premier Institutional Fund 1-day yield of 2.65%	322,020	322
Merrimac Cash Fund, Premium Class 1-day yield of 2.74% (d)	588,969	589
Total Security Lending Collateral (cost: $19,321)		19,321
Total Investment Securities (cost: $122,773)		$140,438
SUMMARY:
Investments, at value	114.0%	$140,438
Liabilities in excess of other assets	(14.0)%	(17,235)
Net assets	100.0%	$123,203

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  At April 30, 2005, all or a portion of this security is on loan (see Note 1). The value at April 30, 2005, of all securities on loan is $18,750.

(b)  Floating or variable rate note. Rate is listed as of April 30, 2005.

(c)  Cash collateral for the Repurchase Agreements, valued at $3,065, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–8.875% and 06/15/2005–03/15/2035, respectively.

(d)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX Clarion Real Estate Securities

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $122,773) (including securities loaned of $18,750)	$140,438
Cash	1,328
Receivables:
Investment securities sold	1,291
Shares of beneficial interest sold	9
Interest	5
Dividends	265
Other	3
143,339
Liabilities:
Investment securities purchased	638
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	2
Management and advisory fees	89
Distribution and service fees	40
Transfer agent fees	4
Payable for collateral for securities on loan	19,321
Other	42
20,136
Net Assets	$123,203
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$95,952
Undistributed net investment income (loss)	702
Undistributed net realized gain (loss) from investment securities	8,884
Net unrealized appreciation (depreciation) on investment securities	17,665
Net Assets	$123,203
Net Assets by Class:
Class A	$112,076
Class B	5,386
Class C	5,741
Shares Outstanding:
Class A	7,571
Class B	365
Class C	391
Net Asset Value Per Share:
Class A	$14.80
Class B	14.78
Class C	14.69
Maximum Offering Price Per Share (a):
Class A	$15.66

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$11
Dividends	3,025
Income from loaned securities–net	7
3,043
Expenses:
Management and advisory fees	520
Transfer agent fees:
Class A	9
Class B	6
Class C	3
Custody fees	11
Administration fees	11
Legal fees	4
Audit fees	6
Trustees fees	3
Registration fees:
Class A	19
Class B	5
Class C	21
Distribution and service fees:
Class A	209
Class B	24
Class C	29
Total expenses	880
Less:
Reimbursement of class expenses:
Class C	(9)
Net expenses	871
Net Investment Income (Loss)	2,172
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	9,091
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(1,111)
Net Gain (Loss) on Investments	7,980
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,152

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX Clarion Real Estate Securities

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2005 (unaudited)	October 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$2,172	$2,213
Net realized gain (loss) from investment securities	9,091	7,514
Net unrealized appreciation (depreciation) on investment securities	(1,111)	15,478
	10,152	25,205
Distributions to Shareholders:
From net investment income:
Class A	(1,377)	(3,781)
Class B	(42)	(88)
Class C	(51)	(106)
Class C2	–	(7)
Class M	–	(13)
	(1,470)	(3,995)
From net realized gains:
Class A	(1,619)	(7,237)
Class B	(57)	(192)
Class C	(75)	(228)
Class C2	–	(21)
Class M	–	(28)
	(1,751)	(7,706)
Capital Share Transactions:
Proceeds from shares sold:
Class A	2,318	39,247
Class B	1,765	2,642
Class C	1,115	2,662
Class C2	–	101
Class M	–	202
	5,198	44,854
Dividends and distributions reinvested:
Class A	2,991	11,008
Class B	86	226
Class C	98	240
Class C2	–	27
Class M	–	29
	3,175	11,530
Cost of shares redeemed:
Class A	(25,103)	(1,533)
Class B	(709)	(1,021)
Class C	(1,079)	(714)
Class C2	–	(91)
Class M	–	(22)
	(26,891)	(3,381)
Class level exchanges:
Class C	–	736
Class C2	–	(256)
Class M	–	(480)
	–	–

	April 30, 2005 (unaudited)	October 31, 2004
Automatic conversions:
Class A	$31	$4
Class B	(31)	(4)
	–	–
	(18,518)	53,003
Net increase (decrease) in net assets	(11,587)	66,507
Net Assets:
Beginning of period	134,790	68,283
End of period	$123,203	$134,790
Undistributed Net Investment Income (Loss)	$702	$–
Share Activity:
Shares issued:
Class A	159	2,967
Class B	121	204
Class C	77	205
Class C2	–	8
Class M	–	17
	357	3,401
Shares issued–reinvested from distributions:
Class A	201	887
Class B	6	18
Class C	6	19
Class C2	–	2
Class M	–	2
	213	928
Shares redeemed:
Class A	(1,757)	(121)
Class B	(49)	(81)
Class C	(75)	(56)
Class C2	–	(7)
Class M	–	(2)
	(1,881)	(267)
Class level exchanges:
Class C	–	58
Class C2	–	(21)
Class M	–	(37)
	–	–
Automatic conversions:
Class A	2	–
Class B	(2)	–
	–	–
Net increase (decrease) in shares outstanding:
Class A	(1,395)	3,733
Class B	76	141
Class C	8	226
Class C2	–	(18)
Class M	–	(20)
	(1,311)	4,062

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX Clarion Real Estate Securities

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2005)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$13.99	$0.25	$0.91	$1.16	$(0.17)	$(0.18)	$(0.35)	$14.80
	10/31/2004	12.25	0.28	3.05	3.33	(0.53)	(1.06)	(1.59)	13.99
	10/31/2003	10.00	0.43	1.95	2.38	(0.13)	–	(0.13)	12.25
Class B	4/30/2005	13.99	0.17	0.92	1.09	(0.12)	(0.18)	(0.30)	14.78
	10/31/2004	12.22	0.25	3.03	3.28	(0.45)	(1.06)	(1.51)	13.99
	10/31/2003	10.00	0.38	1.95	2.33	(0.11)	–	(0.11)	12.22
Class C	4/30/2005	13.92	0.16	0.91	1.07	(0.12)	(0.18)	(0.30)	14.69
	10/31/2004	12.22	0.17	3.04	3.21	(0.45)	(1.06)	(1.51)	13.92
	10/31/2003	10.00	0.38	1.95	2.33	(0.11)	–	(0.11)	12.22

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	8.34%	$112,076	1.25%	1.25%	3.43%	31%
	10/31/2004	29.30	125,423	1.30	1.30	2.16	73
	10/31/2003	23.80	64,090	1.75	1.76	5.55	95
Class B	4/30/2005	7.81	5,386	2.31	2.31	2.35	31
	10/31/2004	28.96	4,042	1.51	1.51	1.97	73
	10/31/2003	23.33	1,804	2.40	2.41	4.91	95
Class C	4/30/2005	7.70	5,741	2.40	2.69	2.26	31
	10/31/2004	28.32	5,325	2.22	2.22	1.32	73
	10/31/2003	23.33	1,913	2.40	2.41	4.91	95

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursement by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any, for the period ended 10/31/2003.

(g)  TA IDEX Clarion Real Estate Securities commenced operations on March 1, 2003.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX Clarion Real Estate Securities

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX Clarion Real Estate Securities ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on March 1, 2003.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers three classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. On June 15, 2004, Class C2 shares merged into Class C. On September 24, 2004, Class M shares merged into Class C. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2005, of $37 are included in net realized gains in the Statement of Operations.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX Clarion Real Estate Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $4 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Since the Fund invests primarily in real estate securities, the value of its share may fluctuate more widely than the value of shares of a fund that invests in a broad range of industries.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Account maintenance fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder's account.

No fee will be charged under the following conditions:

•  accounts opened within the preceding 24 months

•  accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•  accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•  accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•  UTMA/UGMA accounts

•  Fiduciary accounts

•  B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the six months ended April 30, 2005, there were no account maintenance fees.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX Clarion Real Estate Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

For the six months ended April 30, 2005, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$10,831	8.79%
TA IDEX Asset Allocation– Growth Portfolio	10,357	8.41%
TA IDEX Asset Allocation– Moderate Growth Portfolio	40,008	32.47%
TA IDEX Asset Allocation– Moderate Portfolio	44,820	36.38%
Total	$106,016	86.05%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $250 million of ANA
0.775% of the next $250 million of ANA
0.70% of the next $500 million of ANA
0.65% of ANA over $1 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.40% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There were no amounts available for recapture at April 30, 2005.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C and certain A share redemptions. For the six months ended April 30, 2005, the underwriter commissions were as follows:

Received by Underwriter	$104
Retained by Underwriter	8
Contingent Deferred Sales Charge	13

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS $21 for the six months ended April 30, 2005.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX Clarion Real Estate Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2005, the value of invested plan amount was $3. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2005, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$40,031
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	61,309
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$123,351
Unrealized Appreciation	$17,228
Unrealized (Depreciation)	(141)
Net Unrealized Appreciation (Depreciation)	$17,087

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX Clarion Real Estate Securities

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between TA IDEX Clarion Real Estate Securities (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and ING Clarion Real Estate Securities L.P. (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by TFAI's management capabilities demonstrated with respect to the Fund and other funds managed by TFAI, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Fund. The Board concluded, based in particular on information provided by Lipper Analytics, that the Fund's investment performance was competitive relative to comparable funds over a trailing one-year period and to the Fund's benchmark index over the past year period. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Fund, the estimated profitability of TFAI's relationships with the Fund and TA IDEX, and the estimated profitability of the Sub-Adviser's relationship with the Fund, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Fund were consistent with industry averages.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Trustees concluded that the recent inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefited investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Fund assets increases. The Board also concluded that the advisory fees appropriately reflect the Fund's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Fund. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's portfolio brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund which, as demonstrated in the past with the Fund, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

11

TA IDEX Clarion Real Estate Securities

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:   Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX Clarion Real Estate Securities

Proposal 2:   Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
9,022,827.779	9,837.087	406,771.789

Proposal 3:   Approval of changes to the fundamental investment restrictions of TA IDEX Clarion Real Estate Securities.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	9,034,117.122	6,559.533	398,760.000
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	9,034,117.122	6,559.533	398,760.000
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	9,034,117.122	6,559.533	398,760.000
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	9,034,117.122	6,559.533	398,760.000
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	9,034,117.122	6,559.533	398,760.000
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	9,034,117.122	6,559.533	398,760.000
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	9,034,117.122	6,559.533	398,760.000
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	9,033,799.104	6,877.551	398,760.000

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

12

TA IDEX Evergreen International Small Cap

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Region
At April 30, 2005
(unaudited)

This chart shows the percentage breakdown by region of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX Evergreen International Small Cap

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
PREFERRED STOCKS ( 0.3%)
Germany (0.3%)
ProSieben SAT.1 Media AG	39,765	$686
Total Preferred Stocks (cost: $726)		686
COMMON STOCKS ( 89.8%)
Australia (0.4%)
QBE Insurance Group, Ltd.	82,919	972
Austria (0.0%)
Raiffeisen International Bank Holding AG (a)	88	5
Belgium (3.9%)
AGFA-Gevaert NV	160,376	5,254
Colruyt SA	12,598	1,909
Mobistar SA (a)	30,223	2,584
Brazil (1.6%)
Cia Energetica de Minas Gerais, ADR	55,306	1,531
Empresa Brasileira de Aeronautica SA, ADR	43,977	1,268
Tim Participacoes SA, ADR	75,514	1,133
Canada (2.3%)
Brascan Corp.–Class A	20,000	725
Gabriel Resources, Ltd. (a)	62,160	74
Gabriel Resources, Ltd. Warrants, Expires TBD (a)	23,380	5
RONA, Inc. (a)	257,300	4,958
France (12.1%)
Altran Technologies SA (a)	545,844	4,472
Bull SA (a)	8,052,891	6,694
Eurofins Scientific (a)	45,485	1,245
Flo Groupe (a)	95,713	772
Galeries Lafayette	12,247	3,731
Lafuma	29,017	2,496
Michelin (C.G.D.E.)–Class B	13,758	837
Neopost SA	71,028	5,974
PagesJaunes SA	80,643	1,930
Scor SA (a)	661,034	1,306
UBISOFT Entertainment (a)	25,260	1,015
Germany (8.7%)
Adidas-Salomon AG	40,662	6,339
Continental AG	76,664	5,671
Deutz AG (a)	389,694	1,792
Leoni AG	7,549	587
Linde AG	20,343	1,351
Man AG	63,626	2,688
Puma AG Rudolf Dassler Sport	5,947	1,375
SGL Carbon AG (a)	187,918	2,125

	Shares	Value
Hong Kong (0.5%)
Techtronic Industries Co.	582,000	$1,294
Ireland (1.2%)
Anglo Irish Bank Corp. PLC	267,870	3,093
Italy (2.4%)
Arnoldo Mondadori Editore SpA	68,505	713
Davide Campari-Milano SpA	29,803	2,121
Geox SpA (a)	278,726	2,445
Gruppo Coin SpA (a)	216,573	671
Japan (11.3%)
Advan Co., Ltd.	40,500	558
Arrk Corp.	24,900	973
Bank of Yokohama, Ltd. (The)	297,000	1,697
Chiba Bank, Ltd. (The)	302,000	1,857
Diamond Lease Co., Ltd.	31,300	1,145
Hino Motors, Ltd.	447,000	2,681
Isetan Co., Ltd.	99,100	1,180
Ito En, Ltd.	27,900	1,367
Jupiter Telecommunications Co. (a)	98	78
Nidec Corp.	15,200	1,784
Nissin Co., Ltd.	1,022,020	2,301
Pigeon Corp.	63,900	978
Ryohin Keikaku Co., Ltd.	46,700	2,351
THK Co., Ltd.	54,400	1,018
Tokuyama Corp.	338,000	2,577
United Arrows, Ltd.	108,900	2,880
Yamada Denki Co., Ltd.	60,600	2,895
Netherlands (12.6%)
Buhrmann NV	658,588	5,878
Grolsch NV	19,052	567
Hagemeyer NV (a)	214,482	486
Heijmans NV	103,882	4,087
Kendrion NV (a)	363,965	641
Koninklijke BAM NBM NV	101,287	5,621
Koninklijke Wessanen NV	349,541	4,836
United Services Group NV	217,754	6,675
Univar NV	37,195	1,176
Vedior NV	108,291	1,672
New Zealand (0.4%)
NGC Holdings, Ltd.	461,633	1,132
Spain (8.0%)
AC Aguas de Barcelona (a)	174	4
Cia de Distribucion Integral Logista SA	91,016	4,584
Cintra Concesiones de Infraestructuras de Transporte SA (a)	246,701	2,659

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX Evergreen International Small Cap

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Spain (continued)
Fadesa SA (a)	33,306	$757
Fomento de Construcciones y Contratas SA	17,008	922
Gestevision Telecinco SA (a)	59,225	1,360
Miquel y Costas	35,885	1,615
Promotora de Informaciones SA	198,046	3,791
Sociedad General de Aguas de Barcelona SA–Class B	46,332	951
Sogecable SA (a)	89,842	3,369
Switzerland (1.4%)
Lindt & Spruengli AG	1,519	2,282
Logitech International SA (a)	23,450	1,350
United Kingdom (23.0%)
Aberdeen Asset Management PLC	245,403	560
Alliance Unichem PLC	36,825	563
Ashtead Group PLC (a)	3,617,182	6,053
AWG PLC	148,075	2,473
BAE Systems PLC	631,521	3,098
Body Shop International PLC	466,505	1,738
Burberry Group PLC	165,880	1,145
Carphone Warehouse Group PLC	335,706	953
Charter PLC (a)	1,101,838	5,267
Daily Mail and General Trust NV–Class A	41,278	528
Electronics Boutique PLC	1,591,619	2,407
Enterprise Inns PLC	157,936	2,206
Hilton Group PLC	186,408	978
ICAP PLC	199,166	1,003
ITV PLC	1,655,313	3,850
Lastminute.com PLC (a)	464,058	951
Laura Ashley Holdings PLC (a)	3,422,210	654
Luminar PLC	191,771	1,780
Man Group PLC	30,086	702
Next PLC	19,731	560
Pace Micro Technology PLC (a)	121,714	76
Paladin Resources PLC	358,439	1,250
Photo-Me International PLC	3,301,056	6,006
Premier Oil PLC (a)	65,806	690
Regent Inns PLC (a)	649,732	999
Schroders PLC	219,953	2,852
SHL Group PLC	276,837	690
SSL International PLC	264,869	1,393
Surfcontrol PLC (a)	84,763	827
Tullow Oil PLC	337,434	1,037
Umbro (a)	715,913	1,504
United Utilities PLC	233,845	2,846
Total Common Stocks (cost: $224,574)		225,529
Total Investment Securities (cost: $225,300)		$226,215
SUMMARY:
Investments, at value	90.1%	$226,215
Other Assets and Liabilities	9.9%	24,783
Net assets	100.0%	$250,998

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Business Services	9.5%	$23,901
Engineering & Management Services	6.2%	15,531
Rubber & Misc. Plastic Products	5.7%	14,223
Computer & Office Equipment	5.3%	13,203
Instruments & Related Products	4.5%	11,260
Computer & Data Processing Services	3.8%	9,487
Industrial Machinery & Equipment	3.4%	8,576
Chemicals & Allied Products	3.0%	7,418
Food & Kindred Products	2.8%	7,118
Wholesale Trade Durable Goods	2.7%	6,804
Commercial Banks	2.7%	6,652
Manufacturing Industries	2.5%	6,301
Electric, Gas & Sanitary Services	2.5%	6,270
Radio & Television Broadcasting	2.3%	5,896
Restaurants	2.3%	5,757
Department Stores	2.2%	5,582
Radio, Television & Computer Stores	2.1%	5,302
Printing & Publishing	2.0%	5,032
Lumber & Other Building Materials	2.0%	4,958
Telecommunications	1.9%	4,670
Aerospace	1.7%	4,367
Shoe Stores	1.6%	4,093
Security & Commodity Brokers	1.5%	3,855
Communication	1.4%	3,447
Oil & Gas Extraction	1.2%	2,977
Beer, Wine & Distilled Beverages	1.1%	2,688
Automotive	1.1%	2,681
Public Administration	1.0%	2,659
Leather & Leather Products	1.0%	2,445
Misc. General Merchandise Stores	0.9%	2,351
Insurance	0.9%	2,277
Holding & Other Investment Offices	0.8%	2,046
Food Stores	0.8%	1,909
Paper & Paper Products	0.6%	1,615
Electric Services	0.6%	1,531
Medical Instruments & Supplies	0.6%	1,393
Beverages	0.5%	1,367
Health Services	0.5%	1,245
Apparel Products	0.5%	1,145
Personal Credit Institutions	0.5%	1,145
Gas Production & Distribution	0.4%	1,132
Amusement & Recreation Services	0.4%	978
Construction	0.4%	922
Real Estate	0.3%	757
Electronic Components & Accessories	0.2%	587
Pharmaceuticals	0.2%	563

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX Evergreen International Small Cap

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY (continued)
Electronic & Other Electric Equipment	0.0%	$76
Metal Mining	0.0%	23
Investments, at value	90.1%	226,215
Other assets and liabilities	9.9%	24,783
Net assets	100.0%	$250,998

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

DEFINITIONS:

ADR  American Depositary Receipt

TBD  To Be Determined

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX Evergreen International Small Cap

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $225,300)	$226,215
Cash	30,410
Foreign cash (cost: $1,202)	1,199
Receivables:
Investment securities sold	2
Shares of beneficial interest sold	749
Interest	26
Dividends	621
Dividend reclaims receivable	75
259,297
Liabilities:
Investment securities purchased	8,055
Accounts payable and accrued liabilities:
Management and advisory fees	197
Distribution and service fees	26
Other	21
8,299
Net Assets	$250,998
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$249,303
Undistributed net investment income (loss)	405
Undistributed net realized gain (loss) from investment securities and foreign currency transactions	360
Net unrealized appreciation (depreciation) on:
Investment securities	915
Translation of assets and liabilities denominated in foreign currencies	15
Net Assets	$250,998
Net Assets by Class:
Class A	$93,731
Class I	157,267
Shares Outstanding:
Class A	8,512
Class I	14,277
Net Asset Value and Offering Price Per Share:
Class A	$11.01
Class I	11.02

STATEMENT OF OPERATIONS
For the period ended April 30, 2005 (a)
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$90
Dividends	1,234
Less withholding taxes on foreign dividends	(117)
1,207
Expenses:
Management and advisory fees	688
Printing and shareholder reports	3
Custody fees	76
Administration fees	12
Legal fees	2
Audit fees	8
Trustees fees	2
Other	1
Distribution and service fees:
Class A	37
Total expenses	829
Less:
Reimbursement of class expenses:
Class A	(27)
Net expenses	802
Net Investment Income (Loss)	405
Net Realized Gain (Loss) from:
Investment securities	324
Foreign currency transactions	36
360
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	915
Translation of assets and liabilities denominated in foreign currencies	15
930
Net Gain (Loss) on Investments and Foreign Currency Transactions	1,290
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,695

(a)  TA IDEX Evergreen International Small Cap ("the Fund") commenced operations on November 8, 2004. The inception date for the Fund's offering of share Class A was March 1, 2005.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX Evergreen International Small Cap

STATEMENT OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

April 30, 2005 (a) (unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$405
Net realized gain (loss) from investment securities and foreign currency transactions	360
Net unrealized appreciation (depreciation) on investment securities and foreign currency translation	930
1,695
Capital Share Transactions:
Proceeds from shares sold:
Class A	98,420
Class I	150,883
249,303
Net increase (decrease) in net assets	250,998
Net Assets:
Beginning of period	–
End of period	$250,998
Undistributed Net Investment Income (Loss)	$405
Share Activity:
Shares issued:
Class A	8,512
Class I	14,277
22,789
Net increase (decrease) in shares outstanding:
Class A	8,512
Class I	14,277
22,789

(a)  TA IDEX Evergreen International Small Cap ("the Fund") commenced operations on November 8, 2004. The inception date for the Fund's offering of share Class A was March 1, 2005.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX Evergreen International Small Cap

FINANCIAL HIGHLIGHTS
(unaudited)

		For a share of beneficial interest outstanding throughout the period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$11.50	$0.04	$(0.53)	$(0.49)	$–	$–	$–	$11.01
Class I	4/30/2005	10.00	0.02	1.00	1.02	–	–	–	11.02

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	(4.26)%	$93,731	1.32%	1.58%	2.05%	19%
Class I	4/30/2005	10.20	157,267	1.23	1.23	0.35	19

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX Evergreen International Small Cap ("the Fund") commenced operations on November 8, 2004. The inception date for the Fund's offering of share Class A was March 1, 2005.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX Evergreen International Small Cap

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX Evergreen International Small Cap ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on November 8, 2004.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, Class A and Class I, each with a public offering price that reflects different sales charges, if any, and expense levels. The initial sales charge currently is waived as this Fund is available for investment only by certain strategic asset allocation funds. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." If market quotations are not readily available, and the impact of such a significant market event materially effects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period, from inception through April 30, 2005 the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX Evergreen International Small Cap

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

There are no open forward foreign currency contracts at April 30, 2005.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

For the period from inception to April 30, 2005, the Fund received no redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (f/k/a AEGON/Transamerica Series Fund, Inc.) asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation – Conservative Portfolio	$8,660	3.45%
TA IDEX Asset Allocation – Growth Portfolio	27,758	11.06%
TA IDEX Asset Allocation – Moderate Growth Portfolio	41,354	16.48%
TA IDEX Asset Allocation – Moderate Portfolio	15,918	6.34%
Asset Allocation – Conservative Portfolio	7,899	3.15%
Asset Allocation – Growth Portfolio	43,437	17.31%
Asset Allocation – Moderate Growth Portfolio	35,190	14.02%
Asset Allocation – Moderate Portfolio	70,575	28.11%
Total	$250,791	99.92%

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX Evergreen International Small Cap

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

1.07% of the first $250 million of ANA
1.00% of ANA over $250 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses exceed the following stated annual limit:

1.32% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at April 30, 2005.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class I	N/A

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge.

The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS less than $1 for the period from inception through April 30, 2005.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period from inception through April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$248,269
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	23,292
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and net operating losses.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$225,397
Unrealized Appreciation	$7,926
Unrealized (Depreciation)	(7,108)
Net Unrealized Appreciation (Depreciation)	$818

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX Evergreen International Small Cap

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 5.–(continued)

aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

11

TA IDEX Evergreen International Small Cap

A discussion regarding the basis of Transamerica IDEX Mutual Fund's Board of Trustees' approval of the fund's advisory arrangements will be available in the fund's annual report for the fiscal year ending October 31, 2005.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

12

TA IDEX Evergreen International Small Cap

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:  Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX Evergreen International Small Cap

Proposal 2:  Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
2,298,926.010	0	0

Proposal 3:  Approval of changes to the fundamental investment restrictions of TA IDEX Evergreen International Small Cap.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	2,298,926.010	0	0
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	2,298,926.010	0	0
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	2,298,926.010	0	0
D. Underwriting Securities	For	Against	Abstentions/Broker-Non-Votes
	2,298,926.010	0	0
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	2,298,926.010	0	0
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	2,298,926.010	0	0
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	2,298,926.010	0	0
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	2,298,926.010	0	0

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

13

TA IDEX Federated Tax Exempt

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2004 and held for the entire period until April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,011.20	1.24%	$6.18
Hypothetical (b)	1,000.00	1,018.30	1.24	6.21
Class B
Actual	1,000.00	1,007.80	1.93	9.61
Hypothetical (b)	1,000.00	1,014.93	1.93	9.64
Class C
Actual	1,000.00	1,007.90	2.00	9.96
Hypothetical (b)	1,000.00	1,014.88	2.00	9.99
Class M
Actual	1,000.00	1,009.80	1.60	7.97
Hypothetical (b)	1,000.00	1,016.86	1.60	8.00

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Municipal Bond Type
At April 30, 2005

This chart shows the percentage breakdown by municipal bond type of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX Federated Tax Exempt

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
LONG-TERM MUNICIPAL BONDS ( 97.4%)
Alabama (1.9%)
Alabama Water Pollution Control Authority, Revenue Bonds, 5.50%, due 08/15/2023	$500	$547
California (6.2%)
California Health Facilities Financing Authority, (Catholic Healthcare West), Revenue Bonds, Series I, (a) 4.95%, due 07/01/2026	145	152
California State, 5.00%, due 03/01/2024	500	527
California State, General Obligation Bonds, 5.25%, due 02/01/2014	500	552
Torrance, CA, (Torrance Memorial Medical Center), Revenue Bonds, Series A, 6.00%, due 06/01/2022	500	556
Colorado (2.0%)
Colorado Department of Transportation, Revenue Bonds, Series A, 5.50%, due 06/15/2015	500	565
District of Columbia (2.0%)
District of Columbia Water & Sewer Authority, Revenue Bonds, 5.50%, due 10/01/2017	500	579
Illinois (9.2%)
Illinois Educational Facilities Authority, (Loyola University), Revenue Bonds, Series A, 5.00%, due 07/01/2026	500	515
Illinois State Partnership, Department of Central Management, Public Improvements, General Obligations Bonds, 5.65%, due 07/01/2017	1,000	1,049
McHenry County, IL, Community Unit School District No. 200, Prerefunded, Series A, 5.85%, due 01/01/2016	770	828
McHenry County, IL, Community Unit School District No. 200, Unrefunded, Series A, 5.85%, due 01/01/2016	230	245
Indiana (6.7%)
Indiana Health Facility Financing Authority, (Community Foundation Northwest, IN), Revenue Bonds, 6.25%, due 03/01/2025	300	325
Indiana State Development Finance Authority, (USX Corp./Marathon Oil Co.), Revenue Bonds, 5.25%, due 12/01/2022	500	549

	Principal	Value
Indiana (continued)
Indianapolis, IN, (Distribution System), Revenue Bonds, Series A, 5.25%, due 08/15/2012	$1,000	$1,062
Louisiana (1.9%)
Sabine River Authority, (International Paper Co.), Water Facilities, Revenue Bonds, 6.20%, due 02/01/2025	500	547
Massachusetts (1.9%)
Massachusetts State Development Finance Agency, (Massachusetts College of Pharmacy & Allied Health Services), Revenue Bonds, 6.38%, due 07/01/2023	500	557
Michigan (3.9%)
Cornell Township, MI, Economic Development Corp., (MeadWestvaco/Mead Corp.), Revenue Bonds, 5.88%, due 05/01/2018	500	549
Michigan Municipal Bond Authority, Revenue Bonds, 5.50%, due 10/01/2022 (b)	500	561
Minnesota (1.9%)
Minneapolis & St. Paul, MN, Housing & Redevelopment Authority, (Group Health Plan, Inc.), Revenue Bonds, 6.00%, due 12/01/2019	500	549
Mississippi (2.1%)
Lowndes County, MS, Solid Waste Disposal & Pollution Control, (Weyerhaeuser Co.), Revenue Bonds, 6.70%, due 04/01/2022	500	604
Nevada (3.3%)
Clark County, NV, Industrial Development, (Southwest Gas Corp.), Revenue Bonds, (a) 5.45%, due 03/01/2038	400	425
Clark County, NV, School District, General Obligations Bonds, Series F, 5.00%, due 06/15/2006	500	512
New Hampshire (0.3%)
New Hampshire State Housing Finance Authority, Single Family Mortgage, Revenue Bonds, Series C, 6.13%, due 01/01/2020	85	85

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX Federated Tax Exempt

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
New Jersey (0.7%)
New Jersey Economic Development Authority, (Winchester Gardens/Marcus L Ward Home), Revenue Bonds, Series A, 5.80%, due 11/01/2031	$200	$206
New Mexico (0.6%)
New Mexico Mortgage Finance Authority, Revenue Bonds, 6.05%, due 09/01/2021	165	173
New York (13.3%)
Hempstead Town, NY, Industrial Development Agency, (Hofstra University), Revenue Bonds, 4.63%, due 07/01/2021	500	510
New York City, NY, City Industrial Development Agency, (New York University), Revenue Bonds, 5.38%, due 07/01/2017	250	275
New York State Mortgage Agency, Revenue Bonds, Series 95, 5.50%, due 10/01/2017	500	528
New York, NY, City Transitional Finance Authority, Revenue Bonds, 5.50%, due 02/15/2019	360	403
New York, NY, City Transitional Finance Authority, Revenue Bonds, 5.50%, due 02/15/2019	640	703
New York, NY, General Obligation Bonds, Series G, 5.00%, due 12/01/2025	500	523
United Nations Development Corp., Revenue Bonds, Series A, 5.25%, due 07/01/2024	250	260
Warwick Valley Central School District, NY, General Obligations Bonds, 5.50%, due 01/15/2017	570	627
North Carolina (4.2%)
North Carolina Eastern Municipal Power Agency, Revenue Bonds, Series A, 5.50%, due 01/01/2012	500	547
North Carolina Medical Care Commission, (Arc of North Carolina), 5.50%, due 10/01/2024	240	242
North Carolina State Housing Finance Agency, Revenue Bonds, 5.25%, due 01/01/2022	420	434

	Principal	Value
North Dakota (0.9%)
North Dakota State Housing Finance Agency, Revenue Bonds, Series C, 6.00%, due 07/01/2020	$245	$247
Ohio (4.9%)
Cleveland, OH, Municipal School District, 5.25%, due 12/01/2024	300	325
Ohio State Air Quality Development Authority, (Cleveland Electric Illumination), Revenue Bonds, 6.00%, due 12/01/2013	500	531
Ohio State, General Obligations Bonds, Series A, 5.38%, due 09/15/2017	500	550
Pennsylvania (6.9%)
Pennsylvania State Higher Educational Facilities Authority, (LaSalle University), Revenue Bonds, 5.25%, due 05/01/2023	350	362
Pennsylvania State Higher Educational Facilities Authority, (UPMC Health System), Revenue Bonds, 6.00%, due 01/15/2022	500	553
Pennsylvania State University, Revenue Bonds, 5.00%, due 09/01/2029	500	527
Sayre, PA, Health Care Facilities Authority, (Guthrie Healthcare System), Revenue Bonds, 5.75%, due 12/01/2021	500	536
Rhode Island (5.7%)
Providence, RI, Public Building Authority, Revenue Bonds, Series A, 5.70%, due 12/15/2015	500	563
Rhode Island Clean Water Finance Agency, (Triton Ocean LLC), Revenue Bonds, 5.80%, due 09/01/2022	1,000	1,070
South Dakota (1.8%)
South Dakota Housing Development Authority, Revenue Bonds, Series C, 5.35%, due 05/01/2022	500	526
Tennessee (1.8%)
Tennessee Housing Development Agency, Revenue Bonds, 5.38%, due 01/01/2018	495	522

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX Federated Tax Exempt

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Texas (5.3%)
Kingsbridge, TX, Municipal Utility District, General Obligations Bonds, 5.38%, due 03/01/2015	$500	$521
Port Houston Authority, Harris County, General Obligation Bonds, Series A, 5.50%, due 10/01/2024	500	546
Sabine River Authority, (TXU Energy Co. LLC), Revenue Bonds, Series A, (a) 5.80%, due 07/01/2022	165	177
Sabine River, TX, Authority, (TXU Energy Co. LLC), 6.15%, due 08/01/2022	250	275
Washington (3.9%)
Energy Northwest, WA, Electric, (Bonneville Power Administration), Revenue Bonds, Series A, 5.75%, due 07/01/2018	500	562
University of Washington, Student Facilities Improvements, Revenue Bonds, 5.88%, due 06/01/2016	500	561

	Principal	Value
Wyoming (4.1%)
Wyoming State Farm Loan Board, Capital Facilities, Revenue Bonds, 5.75%, due 10/01/2020	$1,000	$1,172
Total Long-Term Municipal Bonds (cost: $26,123)		27,997
SHORT-TERM MUNICIPAL BONDS ( 1.7%)
Indiana Health Facility Financing Authority, (Clarian Health Partners), Revenue Bonds (a) 3.00%, due 03/01/2030	500	500
Total Short-Term Municipal Bonds (cost: $500)		500
Total Investment Securities (cost: $26,623)		$28,497
SUMMARY:
Investments, at value	99.1%	28,497
Other assets and liabilities	0.9%	272
Net assets	100.0%	28,769
SHORT FUTURES CONTRACTS:

	Contracts	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	(15)	06/30/2005	$(1,671)	$(24)
			$(1,671)	$(24)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  Floating or variable rate note. Rate is listed as of April 30, 2005.

(b)  At April 30, 2005, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at April 30, 2005 is $112.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX Federated Tax Exempt

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $26,623)	$28,497
Cash	30
Receivables:
Interest	396
Variation margin	4
Other	15
28,942
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	100
Management and advisory fees	24
Transfer agent fees	11
Distribution and service fees	14
Other	24
173
Net Assets	$28,769
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$27,335
Undistributed net investment income (loss)	16
Accumulated net realized gain (loss) from investment securities and futures contracts	(433)
Net unrealized appreciation (depreciation) on:
Investment securities	1,875
Futures contracts	(24)
Net Assets	$28,769
Net Assets by Class:
Class A	$16,533
Class B	6,670
Class C	4,267
Class M	1,299
Shares Outstanding:
Class A	1,400
Class B	565
Class C	361
Class M	110
Net Asset Value Per Share:
Class A	$11.81
Class B	11.80
Class C	11.81
Class M	11.81
Maximum Offering Price Per Share (a):
Class A	$12.40
Class M	11.93

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B, C and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$745
Expenses:
Management and advisory fees	90
Transfer agent fees:
Class A	4
Class B	1
Class C	1
Class M	1
Printing and shareholder reports	3
Custody fees	5
Administration fees	3
Legal fees	1
Audit fees	13
Trustees fees	1
Registration fees:
Class A	7
Class B	4
Class C	13
Class M	5
Distribution and service fees:
Class A	29
Class B	36
Class C	23
Class M	4
Total expenses	244
Less:
Reimbursement of class expenses:
Class C	(9)
Class M	(4)
Net expenses	231
Net Investment Income (Loss)	514
Net Realized Gain (Loss):
Realized gain (loss) from investment securities	154
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(342)
Futures contracts	(24)
(366)
Net Gain (Loss) on Investments and Futures Contracts	(212)
Net Increase (Decrease) in Net Assets Resulting from Operations	$302

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX Federated Tax Exempt

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2005 (unaudited)	October 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$514	$1,137
Net realized gain (loss) from investment securities and futures contracts	154	327
Net unrealized appreciation (depreciation) on investment securities and futures contracts	(366)	211
	302	1,675
Distributions to Shareholders:
From net investment income:
Class A	(311)	(692)
Class B	(108)	(266)
Class C	(68)	(95)
Class C2	–	(81)
Class M	(23)	(56)
	(510)	(1,190)
Capital Share Transactions:
Proceeds from shares sold:
Class A	269	1,066
Class B	441	825
Class C	219	1,802
Class C2	–	634
Class M	2	9
	931	4,336
Dividends and distributions reinvested:
Class A	240	526
Class B	70	168
Class C	36	60
Class C2	–	31
Class M	21	48
	367	833
Cost of shares redeemed:
Class A	(1,103)	(3,582)
Class B	(1,388)	(3,427)
Class C	(881)	(1,927)
Class C2	–	(1,523)
Class M	(96)	(565)
	(3,468)	(11,024)
Class level exchanges:
Class C	–	3,266
Class C2	–	(3,266)
	–	–
	(2,170)	(5,855)
Net increase (decrease) in net assets	(2,378)	(5,370)
Net Assets:
Beginning of period	31,147	36,517
End of period	$28,769	$31,147
Undistributed Net Investment Income (Loss)	$16	$12

	April 30, 2005 (unaudited)	October 31, 2004
Share Activity:
Shares issued:
Class A	23	90
Class B	37	70
Class C	19	151
Class C2	–	53
Class M	–	1
	79	365
Shares issued–reinvested from distributions:
Class A	20	45
Class B	6	14
Class C	3	5
Class C2	–	3
Class M	2	4
	31	71
Shares redeemed:
Class A	(93)	(304)
Class B	(117)	(291)
Class C	(75)	(165)
Class C2	–	(130)
Class M	(8)	(49)
	(293)	(939)
Class level exchanges:
Class C	–	284
Class C2	–	(284)
	–	–
Net increase (decrease) in shares outstanding:
Class A	(50)	(169)
Class B	(74)	(207)
Class C	(53)	275
Class C2	–	(358)
Class M	(6)	(44)
	(183)	(503)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX Federated Tax Exempt

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2005)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$11.90	$0.22	$(0.09)	$0.13	$(0.22)	$–	$(0.22)	$11.81
	10/31/2004	11.70	0.43	0.22	0.65	(0.45)	–	(0.45)	11.90
	10/31/2003	11.51	0.41	0.19	0.60	(0.41)	–	(0.41)	11.70
	10/31/2002	11.44	0.38	0.14	0.52	(0.45)	–	(0.45)	11.51
	10/31/2001	10.91	0.40	0.56	0.96	(0.43)	–	(0.43)	11.44
	10/31/2000	10.60	0.44	0.42	0.86	(0.44)	(0.11)	(0.55)	10.91
Class B	4/30/2005	11.89	0.18	(0.09)	0.09	(0.18)	–	(0.18)	11.80
	10/31/2004	11.69	0.35	0.22	0.57	(0.37)	–	(0.37)	11.89
	10/31/2003	11.51	0.34	0.17	0.51	(0.33)	–	(0.33)	11.69
	10/31/2002	11.44	0.30	0.11	0.41	(0.34)	–	(0.34)	11.51
	10/31/2001	10.90	0.34	0.56	0.90	(0.36)	–	(0.36)	11.44
	10/31/2000	10.59	0.37	0.42	0.79	(0.37)	(0.11)	(0.48)	10.90
Class C	4/30/2005	11.89	0.17	(0.08)	0.09	(0.17)	–	(0.17)	11.81
	10/31/2004	11.69	0.35	0.22	0.57	(0.37)	–	(0.37)	11.89
	10/31/2003	11.59	0.33	0.10	0.43	(0.33)	–	(0.33)	11.69
Class M	4/30/2005	11.89	0.20	(0.08)	0.12	(0.20)	–	(0.20)	11.81
	10/31/2004	11.70	0.40	0.21	0.61	(0.42)	–	(0.42)	11.89
	10/31/2003	11.51	0.38	0.19	0.57	(0.38)	–	(0.38)	11.70
	10/31/2002	11.44	0.36	0.09	0.45	(0.38)	–	(0.38)	11.51
	10/31/2001	10.91	0.40	0.53	0.93	(0.40)	–	(0.40)	11.44
	10/31/2000	10.59	0.42	0.42	0.84	(0.41)	(0.11)	(0.52)	10.91

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	1.12%	$16,528	1.24%	1.24%	3.73%	12%
	10/31/2004	5.61	17,244	1.35	1.38	3.63	16
	10/31/2003	5.26	18,948	1.35	1.52	3.53	22
	10/31/2002	4.26	20,469	1.35	1.46	3.63	55
	10/31/2001	8.99	23,190	1.35	1.48	3.80	35
	10/31/2000	8.38	16,999	1.35	1.68	4.14	67
Class B	4/30/2005	0.78	6,667	1.93	1.93	3.04	12
	10/31/2004	4.93	7,597	2.00	2.03	2.98	16
	10/31/2003	4.48	9,897	2.00	2.17	2.88	22
	10/31/2002	3.63	12,019	2.00	2.11	2.98	55
	10/31/2001	8.32	6,276	2.00	2.13	3.15	35
	10/31/2000	7.72	1,728	2.00	2.33	3.49	67
Class C	4/30/2005	0.79	4,267	2.00	2.38	2.97	12
	10/31/2004	4.95	4,924	2.00	2.33	2.99	16
	10/31/2003	3.76	1,621	2.00	2.17	2.88	22
Class M	4/30/2005	0.98	1,299	1.60	2.17	3.38	12
	10/31/2004	5.31	1,382	1.60	2.10	3.38	16
	10/31/2003	5.00	1,869	1.60	1.77	3.28	22
	10/31/2002	4.02	2,878	1.60	1.71	3.38	55
	10/31/2001	8.73	2,413	1.60	1.73	3.55	35
	10/31/2000	8.13	2,014	1.60	1.93	3.89	67

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX Federated Tax Exempt

FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003, 10/31/2004 and 04/30/2005.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers, reimbursements by the investment adviser, and includes the recapture of previously waived expenses, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser and recapture of previously waived expenses.

(g)  The inception date for the Fund's offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX Federated Tax Exempt

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX Federated Tax Exempt ("the Fund"), part of the Transamerica IDEX Mutual Funds, began operations on April 1, 1985.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers four classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. On June 15, 2004, Class C2 shares merged into class C. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

The underlying face amounts of open futures contracts at April 30, 2005, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the accompanying Statements of Assets and Liabilities. Variation margin represents the additional payment due or excess deposit made in order to maintain the equity account at the required margin level.

Account maintenance fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder's account.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX Federated Tax Exempt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

No fee will be charged under the following conditions:

•  accounts opened within the preceding 24 months

•  accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•  accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•  accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•  UTMA/UGMA accounts

•  Fiduciary accounts

•  B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the six months ended April 30, 2005, This fee totaled less than $1. These fees are included in Paid in Capital in the Statement of Assets and Liabilities.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

For the six months ended April 30, 2005, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%).

AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.60% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class M	0.60%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the six months ended April 30, 2005, the underwriter commissions were as follows:

Received by Underwriter	$18
Retained by Underwriter	2
Contingent Deferred Sales Charge	19

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX Federated Tax Exempt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS $15 for the six months ended April 30, 2005.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2005, the value of invested plan amount was $5. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2005, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$3,648
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	5,846
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through

$587	October 31, 2008

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$26,623
Unrealized Appreciation	$1,885
Unrealized (Depreciation)	(11)
Net Unrealized Appreciation (Depreciation)	$1,874

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

11

TA IDEX Federated Tax Exempt

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between TA IDEX Federated Tax Exempt (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Federated Investment Management Company (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by TFAI's management capabilities demonstrated with respect to the Fund and other funds managed by TFAI, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Fund's strong investment performance. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Fund. The Board concluded, based in particular on information provided by Lipper Analytics, that the Fund's investment performance was competitive or superior relative to comparable funds over trailing one-, two-, three-, five- and ten-year periods and to the Fund's benchmark index over one-, five- and ten-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. Overall, on the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Fund, the estimated profitability of TFAI's relationships with the Fund and TA IDEX, TFAI's limitation and fee waiver arrangement for the Fund, and the estimated profitability of the Sub-Adviser's relationship with the Fund, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the entirety of the services provided and the anticipated profitability of the relationship between the Fund, TFAI and the Sub-Adviser.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board concluded that the advisory fees appropriately reflect the Fund's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. While the investment advisory fees do not reduce should Fund assets grow meaningfully, the Board determined that the investment advisory fees already reflect potential future economies of scale to some extent by virtue of their competitive levels determined with reference to industry standards as reported by Lipper Analytics and the estimated profitability at current or foreseeable asset levels. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser in light of such economies of scale (including whether it would be appropriate to have advisory fee breakpoints in the future).

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Fund. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that neither TFAI nor the Sub-Adviser realizes "soft dollar" benefits from its relationship with the Fund.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund which, as demonstrated in the past with the Fund, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

12

TA IDEX Federated Tax Exempt

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:  Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX Federated Tax Exempt

Proposal 2:  Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
1,037,954.302	46,302.112	383,993.375

Proposal 3:  Approval of changes to the fundamental investment restrictions of TA IDEX Federated Tax Exempt.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	1,065,642.908	34,203.881	368,403.000
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	1,059,650.790	40,195.999	368,403.000
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	1,059,650.790	40,195.999	368,403.000
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	1,065,642.908	34,203.881	368,403.000
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	1,063,426.140	36,420.649	368,403.000
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	1,063,426.140	36,420.649	368,403.000
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	1,065,642.908	34,203.881	368,403.000
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	1,058,183.821	41,662.968	368,403.000
J. Investments in Investment Companies	For	Against	Abstentions/Broker-Non-Votes
	1,065,642.908	34,203.881	368,403.000
K. Margin Activities and Short Selling	For	Against	Abstentions/Broker-Non-Votes
	1,052,191.703	47,655.086	368,403.000

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

13

TA IDEX Great Companies–AmericaSM

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2004 and held for the entire period until April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,037.10	1.53%	$7.73
Hypothetical (b)	1,000.00	1,017.21	1.53	7.65
Class B
Actual	1,000.00	1,033.70	2.15	10.84
Hypothetical (b)	1,000.00	1,014.13	2.15	10.74
Class C
Actual	1,000.00	1,034.90	2.18	11.00
Hypothetical (b)	1,000.00	1,013.98	2.18	10.89

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX Great Companies–AmericaSM

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (95.8%)
Aerospace (4.8%)
United Technologies Corp.	50,702	$5,157
Beverages (5.4%)
PepsiCo, Inc.	105,000	5,842
Business Services (12.8%)
First Data Corp.	190,900	7,260
Omnicom Group, Inc. (a)	78,200	6,483
Chemicals & Allied Products (11.1%)
Colgate-Palmolive Co.	90,000	4,481
Ecolab, Inc. (a)	122,000	3,991
Procter & Gamble Co. (a)	65,000	3,520
Commercial Banks (4.9%)
Citigroup, Inc.	112,100	5,264
Electronic & Other Electric Equipment (7.4%)
General Electric Co.	219,900	7,960
Electronic Components & Accessories (4.8%)
Texas Instruments, Inc.	204,901	5,114
Fabricated Metal Products (2.7%)
Fortune Brands, Inc.	35,000	2,960
Instruments & Related Products (1.9%)
Danaher Corp.	40,410	2,046
Insurance (2.0%)
American International Group, Inc.	42,610	2,167
Medical Instruments & Supplies (9.7%)
Medtronic, Inc.	137,800	7,262
Zimmer Holdings, Inc. (b)	39,190	3,191
Oil & Gas Extraction (0.7%)
Apache Corp.	13,000	732
Paper & Allied Products (4.8%)
3M Co.	67,100	5,131
Petroleum Refining (1.5%)
ConocoPhillips	8,000	839
Exxon Mobil Corp.	14,000	799
Pharmaceuticals (11.2%)
Abbott Laboratories	109,200	5,368
Johnson & Johnson	71,100	4,880
Wyeth	39,100	1,757
Security & Commodity Brokers (10.1%)
American Express Co.	103,000	5,428
Goldman Sachs Group, Inc. (The)	50,400	5,382
Total Common Stocks (cost: $95,549)		103,014

	Principal	Value
SECURITY LENDING COLLATERAL (6.6%)
Debt (5.7%)
Bank Notes (0.8%)
Bank of America
2.82%, due 05/16/2005	$225	$225
2.80%, due 06/09/2005 (c)	56	56
2.77%, due 07/18/2005 (c)	225	225
Canadian Imperial Bank of Commerce 3.02%, due 11/04/2005 (c)	225	225
Credit Suisse First Boston Corp. 2.88%, due 09/09/2005 (c) 3.06%, due 03/10/2006 (c)	56 56	56 56
Euro Dollar Overnight (1.0%)
Bank of Montreal 2.94%, due 05/04/2005	169	169
BNP Paribas 2.80%, due 05/05/2005	233	233
Den Danske Bank 2.93%, due 05/02/2005 2.80%, due 05/06/2005	202 113	202 113
Dexia Group 2.80%, due 05/05/2005	99	99
Royal Bank of Canada 2.80%, due 05/04/2005	231	231
Svenska Handlesbanken 2.80%, due 05/06/2005	37	37
Euro Dollar Terms (2.3%)
Bank of Nova Scotia 2.88%, due 05/11/2005 3.01%, due 05/31/2005	113 315	113 315
Barclays 3.02%, due 06/27/2005	200	200
BNP Paribas 2.93%, due 06/07/2005	180	180
Branch Banker & Trust 2.94%, due 06/06/2005	48	48
Calyon 2.93%, due 06/03/2005	186	186
Citigroup 2.87%, due 06/06/2005	234	234
Credit Suisse First Boston Corp. 2.91%, due 05/16/2005	230	230
HSBC Banking/Holdings PLC 3.01%, due 06/23/2005	112	112
Royal Bank of Scotland 2.94%, due 06/07/2005 2.95%, due 06/10/2005	219 121	219 121

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX Great Companies–AmericaSM

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Societe Generale 2.80%, due 05/03/2005	$215	$215
Toronto Dominion Bank 2.75%, due 05/09/2005 3.01%, due 06/24/2005	169 62	169 62
UBS AG 2.81%, due 05/03/2005	112	112
Promissory Notes (0.6%)
Goldman Sachs Group, Inc. 2.99%, due 06/27/2005 3.01%, due 07/27/2005	236 394	236 394
Repurchase Agreements (1.0%) (d)
Goldman Sachs Group, Inc. (The) 3.04% Repurchase Agreement dated 04/29/2005 to be repurchased at $506 on 05/02/2005	506	506
Merrill Lynch & Co, Inc. 3.04% Repurchase Agreement dated 04/29/2005 to be repurchased at $607 on 05/02/2005	607	607

	Shares	Value
Investment Companies (0.9%)
Money Market Funds (0.9%)
American Beacon Funds 1-day yield of 2.84%	89,312	$89
BGI Institutional Money Market Fund 1-day yield of 2.93%	528,867	529
Merrill Lynch Premier Institutional Fund 1-day yield of 2.65%	119,012	119
Merrimac Cash Fund, Premium Class 1-day yield of 2.74% (e)	217,671	218
Total Security Lending Collateral (cost: $7,141)		7,141
Total Investment Securities (cost: $102,690)		$110,155
SUMMARY:
Investments, at value	102.4%	$110,155
Liabilities in excess of other assets	(2.4)%	(2,634)
Net assets	100.0%	$107,521

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  At April 30, 2005, all or a portion of this security is on loan (see Note 1). The value at April 30, 2005, of all securities on loan is $6,914.

(b)  No dividends were paid during the preceding twelve months.

(c)  Floating or variable rate note. Rate is listed as of April 30, 2005.

(d)  Cash collateral for the Repurchase Agreements, valued at $1,133, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–8.875% and 06/15/2005–03/15/2035, respectively.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX Great Companies–AmericaSM

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $102,690) (including securities loaned of $6,914)	$110,155
Cash	4,844
Receivables:
Shares of beneficial interest sold	28
Interest	5
Dividends	170
Other	56
115,258
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	326
Management and advisory fees	113
Distribution and service fees	69
Transfer agent fees	61
Payable for collateral for securities on loan	7,141
Other	27
7,737
Net Assets	$107,521
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$117,922
Accumulated net investment income (loss)	(264)
Accumulated net realized gain (loss) from investment securities	(17,601)
Net unrealized appreciation (depreciation) on investment securities	7,464
Net Assets	$107,521
Net Assets by Class:
Class A	$37,704
Class B	46,797
Class C	23,020
Shares Outstanding:
Class A	4,107
Class B	5,264
Class C	2,591
Net Asset Value Per Share:
Class A	$9.18
Class B	8.89
Class C	8.89
Maximum Offering Price Per Share (a):
Class A	$9.71

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$17
Dividends	867
Income from loaned securities–net	3
887
Expenses:
Management and advisory fees	463
Transfer agent fees:
Class A	51
Class B	64
Class C	31
Printing and shareholder reports	33
Custody fees	7
Administration fees	11
Legal fees	3
Audit fees	6
Trustees fees	3
Registration fees:
Class A	9
Class B	3
Class C	12
Distribution and service fees:
Class A	72
Class B	259
Class C	127
Total expenses	1,154
Less:
Reimbursement of class expenses:
Class C	(5)
Net expenses	1,149
Net Investment Income (Loss)	(262)
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	5,200
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(315)
Net Gain (Loss) on Investments	4,885
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,623

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX Great Companies–AmericaSM

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2005 (unaudited)	October 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(262)	$(564)
Net realized gain (loss) from investment securities	5,200	1,147
Net unrealized appreciation (depreciation) on investment securities	(315)	439
	4,623	1,022
Capital Share Transactions:
Proceeds from shares sold:
Class A	2,040	10,563
Class B	927	4,872
Class C	2,424	4,740
Class C2	–	652
Class M	–	718
	5,391	21,545
Cost of shares redeemed:
Class A	(10,120)	(16,054)
Class B	(10,561)	(12,938)
Class C	(7,028)	(3,961)
Class C2	–	(3,142)
Class M	–	(2,627)
	(27,709)	(38,722)
Class level exchanges:
Class C	–	22,151
Class C2	–	(15,042)
Class M	–	(7,109)
	–	–
Automatic conversions:
Class A	8	20
Class B	(8)	(20)
	–	–
	(22,318)	(17,177)
Net increase (decrease) in net assets	(17,695)	(16,155)
Net Assets:
Beginning of period	125,216	141,371
End of period	$107,521	$125,216
Accumulated Net Investment Income (Loss)	$(264)	$(2)

	April 30, 2005 (unaudited)	October 31, 2004
Share Activity:
Shares issued:
Class A	220	1,161
Class B	103	547
Class C	266	534
Class C2	–	73
Class M	–	81
	589	2,396
Shares redeemed:
Class A	(1,091)	(1,775)
Class B	(1,173)	(1,466)
Class C	(782)	(452)
Class C2	–	(349)
Class M	–	(294)
	(3,046)	(4,336)
Class level exchanges:
Class C	–	2,503
Class C2	–	(1,676)
Class M	–	(823)
	–	4
Automatic conversions:
Class A	1	2
Class B	(1)	(2)
	–	–
Net increase (decrease) in shares outstanding:
Class A	(870)	(612)
Class B	(1,071)	(921)
Class C	(516)	2,585
Class C2	–	(1,952)
Class M	–	(1,036)
	(2,457)	(1,936)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX Great Companies–AmericaSM

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2005)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$8.85	$–	$0.33	$0.33	$–	$–	$–	$9.18
	10/31/2004	8.77	–	0.08	0.08	–	–	–	8.85
	10/31/2003	7.65	–	1.12	1.12	–	–	–	8.77
	10/31/2002	8.96	(0.01)	(1.30)	(1.31)	–	–	–	7.65
	10/31/2001	10.58	(0.02)	(1.60)	(1.62)	–	–	–	8.96
	10/31/2000	10.00	–	0.58	0.58	–	–	–	10.58
Class B	4/30/2005	8.60	(0.03)	0.32	0.29	–	–	–	8.89
	10/31/2004	8.57	(0.06)	0.09	0.03	–	–	–	8.60
	10/31/2003	7.52	(0.05)	1.10	1.05	–	–	–	8.57
	10/31/2002	8.87	(0.08)	(1.27)	(1.35)	–	–	–	7.52
	10/31/2001	10.56	(0.08)	(1.61)	(1.69)	–	–	–	8.87
	10/31/2000	10.00	(0.02)	0.58	0.56	–	–	–	10.56
Class C	4/30/2005	8.59	(0.03)	0.33	0.30	–	–	–	8.89
	10/31/2004	8.57	(0.06)	0.08	0.02	–	–	–	8.59
	10/31/2003	7.51	(0.05)	1.11	1.06	–	–	–	8.57

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	3.71%	$37,704	1.53%	1.53%	(0.03)%	25%
	10/31/2004	0.93	44,056	1.55	1.55	0.00	23
	10/31/2003	14.64	49,040	1.55	1.66	0.05	54
	10/31/2002	(14.59)	55,508	1.55	1.66	(0.16)	28
	10/31/2001	(15.35)	38,345	1.55	1.78	(0.18)	65
	10/31/2000	5.81	13,377	1.55	3.38	(0.08)	2
Class B	4/30/2005	3.37	46,797	2.15	2.15	(0.65)	25
	10/31/2004	0.35	54,460	2.17	2.17	(0.62)	23
	10/31/2003	13.96	62,205	2.20	2.31	(0.60)	54
	10/31/2002	(15.26)	53,256	2.20	2.31	(0.81)	28
	10/31/2001	(15.98)	40,769	2.20	2.43	(0.83)	65
	10/31/2000	5.62	7,839	2.20	4.03	(0.73)	2
Class C	4/30/2005	3.49	23,020	2.18	2.22	(0.69)	25
	10/31/2004	0.23	26,700	2.20	2.26	(0.64)	23
	10/31/2003	14.11	4,474	2.20	2.31	(0.60)	54

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized for the periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003, 10/31/2004 and 4/30/2005.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX Great Companies–AmericaSM ("the Fund") commenced operations on July 14, 2000. The inception date for the Fund's offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX Great Companies–AmericaSM

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX Great Companies–AmericaSM ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on July 14, 2000. The Fund is "non-diversified" under the 1940 Act.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers three classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. On June 15, 2004, Class C2 shares merged into Class C. On September 24, 2004, Class M shares merged into Class C. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2005, of $8 are included in net realized gains in the Statement of Operations

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX Great Companies–AmericaSM

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $1 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Account maintenance fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder's account.

No fee will be charged under the following conditions:

•  accounts opened within the preceding 24 months

•  accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•  accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•  accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•  UTMA/UGMA accounts

•  Fiduciary accounts

•  B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the six months ended April 30, 2005, this fee totaled $3. These fees are included in Paid in Capital in the Statement of Assets and Liabilities.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

For the six months ended April 30, 2005, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX Great Companies–AmericaSM

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Great Companies, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

From November 1, 2004 to December 31, 2004:

0.80% of the first $500 million of ANA
0.70% of ANA over $500 million

From January 1, 2005 on:

0.775% of the first $250 million of ANA
0.75% of the next $250 million of ANA
0.70% of the next $500 million of ANA
0.65% of ANA over 1 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

From November 1, 2004 to December 31, 2004:

1.20% Expense Limit

From January 1, 2005 on:

1.175% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2003	$148	10/31/2006
Fiscal Year2002	146	10/31/2005

If total class expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the reimbursed expenses.

	Reimbursement of Class Expenses	Available for Recapture Through
Fiscal Year 2004:
Class A	$2	10/31/2007
Class C	7	10/31/2007

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2005, the underwriter commissions were as follows:

Received by Underwriter	$120
Retained by Underwriter	5
Contingent Deferred Sales Charge	122

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS $171 for the six months ended April 30, 2005.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2005, the value of invested plan amount was $8. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2005, are included in the accompanying Statement of Assets and Liabilities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX Great Companies–AmericaSM

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$29,182
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	54,031
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$3,191	October 31, 2009
6,883	October 31, 2010
10,217	October 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$104,594
Unrealized Appreciation	$7,283
Unrealized (Depreciation)	(1,722)
Net Unrealized Appreciation (Depreciation)	$5,561

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX Great Companies–AmericaSM

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between TA IDEX Great Companies–America (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Great Companies, LLC (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by TFAI's management capabilities demonstrated with respect to the Fund and other funds managed by TFAI, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Fund. The Board concluded, based in particular on information provided by Lipper Analytics, that the Fund's longer-term investment performance was competitive relative to comparable funds, although its recent performance has lagged. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, including steps to be taken to improve recent performance, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of comparative information, the Board concluded that the advisory fees were lower than industry averages, although overall expense of the Fund were relatively higher than certain industry averages. The Board also noted that the Fund's long-term performance is relatively strong and that, as assets increase, expenses are likely to decrease. Overall, on the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Fund, the estimated profitability of TFAI's relationships with the Fund and TA IDEX, TFAI's limitation and fee waiver arrangement for the Fund, and the estimated profitability of the Sub-Adviser's relationship with the Fund, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the entirety of the services provided and the anticipated profitability of the relationship between the Fund, TFAI and the Sub-Adviser.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Trustees concluded that inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefited investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Fund assets increases. The Board also concluded that the advisory fees appropriately reflect the Fund's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Fund. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's portfolio brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund which, as demonstrated in the past with the Fund, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

11

TA IDEX Great Companies–AmericaSM

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:  Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX Great Companies–AmericaSM

Proposal 2:  Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
5,429,197.973	143,286.953	2,406,460.447

Proposal 3:  Approval of changes to the fundamental investment restrictions of TA IDEX Great Companies–AmericaSM.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	5,505,033.759	263,975.614	2,209,936.000
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	5,459,333.941	309,675.432	2,209,936.000
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	5,469,236.780	299,772.593	2,209,936.000
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	5,468,021.190	300,988.183	2,209,936.000
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	5,469,649.780	299,359.593	2,209,936.000
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	5,491,581.275	277,428.098	2,209,936.000
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	5,498,910.481	270,098.892	2,209,936.000
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	5,490,381.456	278,627.917	2,209,936.000

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

12

TA IDEX Great Companies–TechnologySM

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2004 and held for the entire period until April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$926.30	1.29%	$6.16
Hypothetical (b)	1,000.00	1,018.40	1.29	6.46
Class B
Actual	1,000.00	918.50	2.20	10.47
Hypothetical (b)	1,000.00	1,013.88	2.20	10.99
Class C
Actual	1,000.00	921.00	2.20	10.48
Hypothetical (b)	1,000.00	1,013.88	2.20	10.99

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Industry
At April 30, 2005

This chart shows the percentage breakdown by industry of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX Great Companies–TechnologySM

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (92.9%)
Business Services (9.6%)
eBay, Inc. (a)	65,000	$2,062
First Data Corp.	123,683	4,704
Communications Equipment (7.4%)
QUALCOMM, Inc.	148,250	5,172
Computer & Data Processing Services (17.0%)
Electronic Arts, Inc. (a)	55,000	2,936
Microsoft Corp.	261,700	6,621
Yahoo!, Inc. (a)(b)	68,420	2,361
Computer & Office Equipment (25.2%)
Cisco Systems, Inc. (a)	291,760	5,042
Dell, Inc. (a)	128,300	4,469
Diebold, Inc.	60,670	2,935
EMC Corp. (a)	397,800	5,219
Electronic Components & Accessories (21.2%)
Analog Devices, Inc. (b)	95,200	3,247
Intel Corp.	109,524	2,576
Linear Technology Corp.	89,400	3,195
Texas Instruments, Inc.	112,800	2,816
Xilinx, Inc.	113,400	3,055
Entertainment (4.9%)
International Game Technology	126,900	3,412
Industrial Machinery & Equipment (2.8%)
Applied Materials, Inc. (a)	131,300	1,952
Pharmaceuticals (4.8%)
Amgen, Inc. (a)(b)	57,800	3,365
Total Common Stocks (cost: $68,180)		65,139
	Principal	Value
SECURITY LENDING COLLATERAL (1.0%)
Debt (0.9%)
Bank Notes (0.1%)
Bank of America 2.82%, due 05/16/2005	$21	$21
2.77%, due 07/18/2005 (c) 2.80%, due 06/09/2005 (c)	5 21	5 21
Canadian Imperial Bank of Commerce 3.02%, due 11/04/2005 (c)	21	21
Credit Suisse First Boston Corp. 2.88%, due 09/09/2005 (c) 3.06%, due 03/10/2006 (c)	5 5	5 5

	Principal	Value
Euro Dollar Overnight (0.2%)
Bank of Montreal 2.94%, due 05/04/2005	$16	$16
BNP Paribas 2.80%, due 05/05/2005	22	22
Den Danske Bank 2.93%, due 05/02/2005 2.80%, due 05/06/2005	19 11	19 11
Dexia Group 2.80%, due 05/05/2005	9	9
Royal Bank of Canada 2.80%, due 05/04/2005	22	22
Svenska Handlesbanken 2.80%, due 05/06/2005	4	4
Euro Dollar Terms (0.3%)
Bank of Nova Scotia 2.88%, due 05/11/2005 3.01%, due 05/31/2005	11 30	11 30
Barclays 3.02%, due 06/27/2005	19	19
BNP Paribas 2.93%, due 06/07/2005	17	17
Branch Banker & Trust 2.94%, due 06/06/2005	5	5
Calyon 2.93%, due 06/03/2005	18	18
Citigroup 2.87%, due 06/06/2005	22	22
Credit Suisse First Boston Corp. 2.91%, due 05/16/2005	22	22
HSBC Banking/Holdings PLC 3.01%, due 06/23/2005	11	11
Royal Bank of Scotland 2.94%, due 06/07/2005 2.95%, due 06/10/2005	21 12	21 12
Societe Generale 2.80%, due 05/03/2005	21	21
Toronto Dominion Bank 2.75%, due 05/09/2005 3.01%, due 06/24/2005	16 6	16 6
UBS AG 2.81%, due 05/03/2005	11	11
Promissory Notes (0.1%)
Goldman Sachs Group, Inc. 2.99%, due 06/27/2005 3.01%, due 07/27/2005	23 39	23 39

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX Great Companies–TechnologySM

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Repurchase Agreements (0.2%) (d)
Goldman Sachs Group, Inc. 3.04% Repurchase Agreement dated 04/29/2005 to be repurchased at $48 on 05/02/2005	$48	$48
Merrill Lynch & Co., Inc. 3.04% Repurchase Agreement dated 04/29/2005 to be repurchased at $58 on 05/02/2005	58	58
	Shares	Value
Investment Companies (0.1%)
Money Market Funds (0.1%)
American Beacon Funds 1-day yield of 2.84%	8,525	$9
BGI Institutional Money Market Fund 1-day yield of 2.93%	50,479	50
Merrill Lynch Premier Institutional Fund 1-day yield of 2.65%	11,359	11
Merrimac Cash Fund, Premium Class 1-day yield of 2.74% (e)	20,776	21
Total Security Lending Collateral (cost: $682)		682
Total Investment Securities (cost: $68,862)		$65,821
SUMMARY:
Investments, at value	93.9%	$65,821
Other assets in excess of liabilities	6.1%	4,277
Net assets	100.0%	$70,098

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At April 30, 2005, all or a portion of this security is on loan (see Note 1). The value at April 30, 2005, of all securities on loan is $652.

(c)  Floating or variable rate note. Rate is listed as of April 30, 2005.

(d)  Cash collateral for the Repurchase Agreements, valued at $108, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–8.875% and 06/15/2005–03/15/2035, respectively.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX Great Companies–TechnologySM

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $68,862) (including securities loaned of $652)	$65,821
Cash	5,054
Receivables:
Shares of beneficial interest sold	8
Interest	11
Dividends	12
Other	4
70,910
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	24
Management and advisory fees	55
Distribution and service fees	25
Transfer Agent fees	20
Payable for collateral for securities on loan	682
Other	6
812
Net Assets	$70,098
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$73,696
Undistributed net investment income (loss)	709
Accumulated net realized gain (loss) from investment securities	(1,265)
Net unrealized appreciation (depreciation) on investment securities	(3,042)
Net Assets	$70,098
Net Assets by Class:
Class A	$61,362
Class B	5,661
Class C	3,075
Shares Outstanding:
Class A	17,443
Class B	1,675
Class C	911
Net Asset Value Per Share:
Class A	$3.52
Class B	3.38
Class C	3.37
Maximum Offering Price Per Share (a):
Class A	$3.72

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$50
Dividends	1,378
1,428
Expenses:
Management and advisory fees	416
Transfer agent fees:
Class A	18
Class B	13
Class C	7
Printing and shareholder reports	5
Custody fees	8
Administration fees	9
Legal fees	4
Audit fees	5
Trustees fees	3
Registration fees:
Class A	17
Class B	4
Class C	12
Other	1
Distribution and service fees:
Class A	164
Class B	33
Class C	19
Total expenses	738
Less:
Reimbursement of class expenses:
Class B	(6)
Class C	(13)
Net expenses	719
Net Investment Income (Loss)	709
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	7,951
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(14,373)
Net Gain (Loss) on Investments	(6,422)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,713)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX Great Companies–TechnologySM

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2005 (unaudited)	October 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$709	$(1,410)
Net realized gain (loss) from investment securities	7,951	7,229
Net unrealized appreciation (depreciation) on investment securities	(14,373)	(596)
	(5,713)	5,223
Capital Share Transactions:
Proceeds from shares sold:
Class A	586	43,251
Class B	263	1,211
Class C	251	1,072
Class C2	–	217
Class M	–	169
	1,100	45,920
Cost of shares redeemed:
Class A	(54,274)	(6,253)
Class B	(967)	(2,528)
Class C	(996)	(1,125)
Class C2	–	(485)
Class M	–	(584)
	(56,237)	(10,975)
Class level exchanges:
Class C	–	3,369
Class C2	–	(2,246)
Class M	–	(1,123)
	–	–
Automatic conversions:
Class A	2	5
Class B	(2)	(5)
	–	–
	(55,137)	34,945
Net increase (decrease) in net assets	(60,850)	40,168
Net Assets:
Beginning of period	130,948	90,780
End of period	$70,098	$130,948
Undistributed Net Investment Income (Loss)	$709	$–

	April 30, 2005 (unaudited)	October 31, 2004
Share Activity:
Shares issued:
Class A	152	11,526
Class B	71	335
Class C	68	299
Class C2	–	60
Class M	–	47
	291	12,267
Shares redeemed:
Class A	(14,249)	(1,667)
Class B	(266)	(705)
Class C	(272)	(316)
Class C2	–	(133)
Class M	–	(161)
	(14,787)	(2,982)
Class level exchanges:
Class C	–	921
Class C2	–	(602)
Class M	–	(318)
	–	1
Automatic conversions:
Class A	1	1
Class B	(1)	(1)
	–	–
Net increase (decrease) in shares outstanding:
Class A	(14,096)	9,860
Class B	(196)	(371)
Class C	(204)	904
Class C2	–	(675)
Class M	–	(432)
	(14,496)	9,286

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX Great Companies–TechnologySM

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2005)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$3.80	$0.03	$(0.31)	$(0.28)	$–	$–	$–	$3.52
	10/31/2004	3.61	(0.04)	0.23	0.19	–	–	–	3.80
	10/31/2003	2.56	(0.04)	1.09	1.05	–	–	–	3.61
	10/31/2002	3.63	(0.05)	(1.02)	(1.07)	–	–	–	2.56
	10/31/2001	7.93	(0.06)	(4.24)	(4.30)	–	–	–	3.63
	10/31/2000	10.00	–	(2.07)	(2.07)	–	–	–	7.93
Class B	4/30/2005	3.68	–	(0.30)	(0.30)	–	–	–	3.38
	10/31/2004	3.51	(0.06)	0.23	0.17	–	–	–	3.68
	10/31/2003	2.50	(0.06)	1.07	1.01	–	–	–	3.51
	10/31/2002	3.58	(0.08)	(1.00)	(1.08)	–	–	–	2.50
	10/31/2001	7.91	(0.10)	(4.23)	(4.33)	–	–	–	3.58
	10/31/2000	10.00	(0.02)	(2.07)	(2.09)	–	–	–	7.91
Class C	4/30/2005	3.67	–	(0.30)	(0.30)	–	–	–	3.37
	10/31/2004	3.51	(0.07)	0.23	0.16	–	–	–	3.67
	10/31/2003	2.45	(0.06)	1.12	1.06	–	–	–	3.51

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	(7.37)%	$61,362	1.29%	1.29%	1.49%	23%
	10/31/2004	5.26	119,985	1.36	1.36	(1.12)	41
	10/31/2003	41.02	78,289	1.55	1.90	(1.23)	24
	10/31/2002	(29.45)	6,445	1.55	2.61	(1.40)	64
	10/31/2001	(54.26)	7,106	1.55	2.68	(1.04)	58
	10/31/2000	(20.66)	6,322	1.55	5.55	(0.64)	11
Class B	4/30/2005	(8.15)	5,661	2.20	2.39	0.16	23
	10/31/2004	4.84	6,874	1.91	1.91	(1.68)	41
	10/31/2003	40.40	7,864	2.20	2.55	(1.88)	24
	10/31/2002	(30.12)	4,348	2.20	3.26	(2.05)	64
	10/31/2001	(54.80)	5,938	2.20	3.33	(1.69)	58
	10/31/2000	(20.86)	3,295	2.20	6.20	(1.29)	11
Class C	4/30/2005	(7.90)	3,075	2.20	2.87	0.23	23
	10/31/2004	4.56	4,089	2.20	2.60	(1.94)	41
	10/31/2003	43.27	739	2.20	2.55	(1.88)	24

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable periods without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on average number of shares outstanding for the years ended 10/31/2001, 10/31/2002, 10/31/2003, 10/31/2004, and the period ended 4/30/2005.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers, reimbursements.

(g)  TA IDEX Great Companies–Technology ("the Fund") commenced operations on July 14, 2000. The inception date for the Fund's offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX Great Companies–TechnologySM

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX Great Companies–TechnologySM ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on July 14, 2000.

The Fund is "non-diversified" under the 1940 Act.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers three classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. On June 15, 2004, Class C2 shares merged into Class C. On September 24, 2004, Class M shares merged into Class C. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2005, of $15 are included in net realized gains in the Statement of Operations.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX Great Companies–TechnologySM

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned less than $1 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Account maintenance fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder's account.

No fee will be charged under the following conditions:

•  accounts opened within the preceding 24 months

•  accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•  accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•  accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•  UTMA/UGMA accounts

•  Fiduciary accounts

•  B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the six months ended April 30, 2005, this fee totaled less than $1. These fees are included in Paid in Capital in the Statement of Assets and Liabilities.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

For the six months ended April 30, 2005, the Fund received less than $1 in redemption fees.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned sub

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX Great Companies–TechnologySM

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

sidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Great Companies, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$2,908	4.15%
TA IDEX Asset Allocation– Growth Portfolio	13,593	19.39%
TA IDEX Asset Allocation– Moderate Growth Portfolio	26,471	37.76%
TA IDEX Asset Allocation– Moderate Portfolio	10,629	15.16%
Total	$53,601	76.46%

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $500 million of ANA
0.70% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.20% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2003	$138	10/31/2006
Fiscal Year 2002	193	10/31/2005

If total class expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the reimbursed class expenses.

	Reimbursement of Class Expenses	Available for Recapture Through
Fiscal Year 2004–Class C	$7	10/31/2007

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2005, the underwriter commissions were as follows:

Received by Underwriter	$29
Retained by Underwriter	2
Contingent Deferred Sales Charge	8

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS $51 for the six months ended April 30, 2005.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX Great Companies–TechnologySM

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2005, the value of invested plan amount was $4. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2005, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$22,056
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	70,913
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$6,163	October 31, 2010
1,294	October 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$69,056
Unrealized Appreciation	$1,495
Unrealized (Depreciation)	(4,730)
Net Unrealized Appreciation (Depreciation)	$(3,235)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX Great Companies–TechnologySM

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between TA IDEX Great Companies-Technology (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Great Companies, LLC (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by TFAI's management capabilities demonstrated with respect to the Fund and other funds managed by TFAI, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Fund's strong investment performance. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Fund. The Board concluded, based in particular on information provided by Lipper Analytics, that the Fund's investment performance was competitive or superior relative to comparable funds over trailing one-, two- and three-year periods and to the Fund's benchmark index over a one-year period. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Fund, the estimated profitability of TFAI's relationships with the Fund and TA IDEX, and the estimated profitability of the Sub-Adviser's relationship with the Fund, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Fund were consistent with, or lower than, industry averages.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Trustees concluded that inclusion of new asset-based breakpoints in the Fund's advisory fee schedule appropriately benefited investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Fund assets increases. The Board also concluded that the advisory fees appropriately reflect the Fund's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Fund. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's portfolio brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund which, as demonstrated in the past with the Fund, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

11

TA IDEX Great Companies–TechnologySM

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:  Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX Great Companies-TechnologySM

Proposal 2:  Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
31,627,114.838	49,158.003	1,533,048.498

Proposal 3:  Approval of changes to the fundamental investment restrictions of TA IDEX Great Companies-TechnologySM.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	31,641,142.610	98,162.729	1,470,016.000
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	31,641,142.610	98,162.729	1,470,016.000
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	31,641,142.610	98,162.729	1,470,016.000
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	31,638,434.165	100,871.174	1,470,016.000
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	31,639,750.610	99,554.729	1,470,016.000
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	31,622,275.859	117,029.480	1,470,016.000
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	31,639,826.165	99,479.174	1,470,016.000
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	31,639,750.610	99,554.729	1,470,016.000

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

12

TA IDEX Janus Growth

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2004 and held for the entire period until April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,041.30	1.43%	$7.24
Hypothetical (b)	1,000.00	1,017.70	1.43	7.15
Class B
Actual	1,000.00	1,036.90	2.25	11.36
Hypothetical (b)	1,000.00	1,013.64	2.25	11.23
Class C
Actual	1,000.00	1,035.40	2.37	11.96
Hypothetical (b)	1,000.00	1,013.04	2.37	11.83
Class T
Actual	1,000.00	1,042.90	1.04	5.27
Hypothetical (b)	1,000.00	1,019.64	1.04	5.21

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX Janus Growth

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (89.7%)
Air Transportation (0.3%)
FedEx Corp.	42,860	$3,641
Amusement & Recreation Services (2.1%)
Harrah's Entertainment, Inc. (a)	332,845	21,841
Apparel & Accessory Stores (1.2%)
Kohl's Corp. (b)	264,580	12,594
Business Services (3.9%)
Clear Channel Communications, Inc.	1,140,730	36,435
eBay, Inc. (b)	155,965	4,949
Chemicals & Allied Products (1.7%)
Procter & Gamble Co.	332,230	17,990
Commercial Banks (1.4%)
Citigroup, Inc.	318,400	14,952
Communication (4.5%)
Liberty Media Corp.–Class A	3,847,411	38,628
XM Satellite Radio Holdings, Inc.–Class A (a)(b)	328,215	9,105
Communications Equipment (2.3%)
Research In Motion, Ltd. (b)	380,405	24,502
Computer & Data Processing Services (11.7%)
Amdocs, Ltd. (b)	501,395	13,392
Check Point Software Technologies, Ltd. (b)	554,500	11,617
Checkfree Corp. (a)(b)	341,735	12,535
NAVTEQ Corp. (b)	332,400	12,106
Yahoo!, Inc. (b)	2,149,240	74,170
Computer & Office Equipment (1.0%)
Cisco Systems, Inc. (b)	621,467	10,739
Construction (1.2%)
Pulte Homes, Inc. (a)	178,525	12,756
Electronic & Other Electric Equipment (3.6%)
General Electric Co.	748,680	27,102
Harman International Industries, Inc.	139,130	10,933
Electronic Components & Accessories (3.6%)
Intel Corp.	943,790	22,198
Maxim Integrated Products, Inc.	414,875	15,516
Food Stores (1.0%)
Safeway, Inc. (a)(b)	517,635	11,021
Furniture & Fixtures (3.1%)
Kinetic Concepts, Inc. (b)	537,040	33,001
Hotels & Other Lodging Places (4.8%)
Four Seasons Hotels, Inc. (a)	86,975	5,520
Marriott International, Inc.–Class A	384,120	24,104
Starwood Hotels & Resorts Worldwide, Inc.	390,475	21,218

	Shares	Value
Instruments & Related Products (1.9%)
Alcon, Inc. (b)	210,710	$20,439
Insurance (8.3%)
Aetna, Inc.	322,750	23,680
UnitedHealth Group, Inc.	683,775	64,624
Lumber & Other Building Materials (1.5%)
Lowe's Cos., Inc. (a)	302,515	15,764
Medical Instruments & Supplies (9.0%)
Biomet, Inc.	391,935	15,164
Medtronic, Inc.	1,256,510	66,218
Varian Medical Systems, Inc. (a)(b)	434,275	14,652
Oil & Gas Extraction (0.5%)
GlobalSantaFe Corp.	149,665	5,029
Personal Credit Institutions (1.3%)
SLM Corp.	294,480	14,029
Pharmaceuticals (10.3%)
Celgene Corp. (a)(b)	959,700	36,382
Genentech, Inc. (b)	385,000	27,312
Roche Holding AG-Genusschein	377,529	45,874
Radio & Television Broadcasting (1.4%)
IAC/InterActive Corp. (a)(b)	672,865	14,628
Retail Trade (2.4%)
Staples, Inc.	1,342,627	25,604
Telecommunications (1.2%)
Nextel Partners, Inc.–Class A (a)(b)	552,945	13,005
Water Transportation (4.5%)
Carnival Corp.	350,540	17,134
Royal Caribbean Cruises, Ltd. (a)	730,160	30,681
Total Common Stocks (cost: $768,146)		952,784
	Principal	Value
SECURITY LENDING COLLATERAL (15.3%)
Debt (13.3%)
Bank Notes (1.8%)
Bank of America
2.82%, due 05/16/2005	$5,121	$5,121
2.80%, due 06/09/2005 (c)	1,280	1,280
2.77%, due 07/18/2005 (c)	5,121	5,121
Canadian Imperial Bank of Commerce 3.02%, due 11/04/2005 (c)	5,121	5,121
Credit Suisse First Boston Corp. 2.88%, due 09/09/2005 (c) 3.06%, due 03/10/2006 (c)	1,280 1,280	1,280 1,280

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX Janus Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Overnight (2.3%)
Bank of Montreal 2.94%, due 05/04/2005	$3,841	$3,841
BNP Paribas 2.80%, due 05/05/2005	5,300	5,300
Den Danske Bank 2.93%, due 05/02/2005 2.80%, due 05/06/2005	4,609 2,560	4,609 2,560
Dexia Group 2.80%, due 05/05/2005	2,261	2,261
Royal Bank of Canada 2.80%, due 05/04/2005	5,255	5,255
Svenska Handlesbanken 2.80%, due 05/06/2005	845	845
Euro Dollar Terms (5.4%)
Bank of Nova Scotia 2.88%, due 05/11/2005 3.01%, due 05/31/2005	2,560 7,160	2,560 7,160
Barclays 3.02%, due 06/27/2005	4,564	4,564
BNP Paribas 2.93%, due 06/07/2005	4,098	4,098
Branch Banker & Trust 2.94%, due 06/06/2005	1,095	1,095
Calyon 2.93%, due 06/03/2005	4,230	4,230
Citigroup 2.87%, due 06/06/2005	5,317	5,317
Credit Suisse First Boston Corp. 2.91%, due 05/16/2005	5,244	5,244
HSBC Banking/Holdings PLC 3.01%, due 06/23/2005	2,561	2,561
Royal Bank of Scotland 2.94%, due 06/07/2005 2.95%, due 06/10/2005	4,974 2,763	4,974 2,763
Societe Generale 2.80%, due 05/03/2005	4,898	4,898
Toronto Dominion Bank 2.75%, due 05/09/2005	3,841	3,841
3.01%, due 06/24/2005	1,422	1,422
UBS AG 2.81%, due 05/03/2005	2,561	2,561

	Principal	Value
Promissory Notes (1.4%)
Goldman Sachs Group, Inc.
2.99%, due 06/27/2005	$5,377	$5,377
3.01%, due 07/27/2005	8,962	8,962
Repurchase Agreements (2.4%) (d)
Goldman Sachs Group, Inc. (The) 3.04%, Repurchase Agreement dated 04/29/2005 to be repurchased at $11,526 on 05/02/2005	11,522	11,522
Merrill Lynch & Co., Inc. 3.04%, Repurchase Agreement dated 04/29/2005 to be repurchased at $13,831 on 05/02/2005	13,827	13,827
	Shares	Value
Investment Companies (2.0%)
Money Market Funds (2.0%)
American Beacon Funds 1-day yield of 2.84%	2,033,595	$2,034
BGI Institutional Money Market Fund 1-day yield of 2.93%	12,042,055	12,042
Merrill Lynch Premier Institutional Fund 1-day yield of 2.65%	2,709,843	2,710
Merrimac Cash Fund, Premium Class 1-day yield of 2.74% (e)	4,956,265	4,956
Total Security Lending Collateral (cost: $162,592)		162,592
Total Investment Securities (cost: $930,738)		$1,115,376
SUMMARY:
Investments, at value	105.0%	$1,115,376
Liabilities in excess of other assets	(5.0)%	(52,442)
Net assets	100.0%	$1,062,934
FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Swiss Franc	(26,700)	07/15/2005	$(22,576)	$30
			$(22,576)	$30

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  At April 30, 2005, all or a portion of this security is on loan (see Note 1). The value at April 30, 2005, of all securities on loan is $157,560.

(b)  No dividends were paid during the preceding twelve months.

(c)  Floating or variable rate note. Rate is listed as of April 30, 2005.

(d)  Cash collateral for the Repurchase Agreements, valued at $25,790, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–8.875% and 06/15/2005–03/15/2035, respectively.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX Janus Growth

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $930,738) (including securities loaned of $157,560)	$1,115,376
Cash	95,153
Receivables:
Investment securities sold	17,816
Shares of beneficial interest sold	204
Interest	137
Dividends	351
Dividend reclaims receivable	190
Unrealized appreciation on forward currency contracts	30
Other	331
1,229,588
Liabilities:
Investment securities purchased	1,421
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	1,110
Management and advisory fees	977
Distribution and service fees	381
Payable for collateral for securities on loan	162,592
Other	173
166,654
Net Assets	$1,062,934
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$1,702,365
Accumulated net investment income (loss)	(4,291)
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	(819,728)
Net unrealized appreciation (depreciation) on:
Investment securities	184,554
Translation of assets and liabilities denominated in foreign currencies	34
Net Assets	$1,062,934
Net Assets by Class:
Class A	$582,128
Class B	185,542
Class C	65,251
Class T	230,013
Shares Outstanding:
Class A	25,930
Class B	8,929
Class C	3,144
Class T	9,849
Net Asset Value Per Share:
Class A	$22.45
Class B	20.78
Class C	20.76
Class T	23.35
Maximum Offering Price Per Share (a):
Class A	$23.76
Class T	25.52

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$683
Dividends	4,173
Income from loaned securities–net	39
Less withholding taxes on foreign dividends	(106)
4,789
Expenses:
Management and advisory fees	4,523
Transfer agent fees:
Class A	543
Class B	358
Class C	162
Class T	168
Printing and shareholder reports	299
Custody fees	65
Administration fees	103
Legal fees	25
Audit fees	8
Trustees fees	23
Registration fees:
Class A	13
Class B	4
Class C	11
Class T	9
Distribution and service fees:
Class A	1,068
Class B	1,007
Class C	353
Total expenses	8,742
Less:
Reimbursement of class expenses:
Class C	(6)
Net expenses	8,736
Net Investment Income (Loss)	(3,947)
Net Realized Gain (Loss) from:
Investment securities	57,141
Foreign currency transactions	(1)
57,140
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(7,458)
Translation of assets and liabilities denominated in foreign currencies	29
(7,429)
Net Gain (Loss) on Investments and Foreign Currency Transactions	49,711
Net Increase (Decrease) in Net Assets Resulting from Operations	$45,764

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX Janus Growth

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2005 (unaudited)	October 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(3,947)	$(13,666)
Net realized gain (loss) from investment securities and foreign currency transactions	57,140	106,544
Net unrealized appreciation (depreciation) on investment securities and foreign currency translation	(7,429)	16,812
	45,764	109,690
Capital Share Transactions:
Proceeds from shares sold:
Class A	56,600	67,910
Class B	4,078	10,284
Class C	2,984	1,430
Class C2	–	1,299
Class M	–	1,439
Class T	1,582	16,270
	65,244	98,632
Cost of shares redeemed:
Class A	(72,869)	(131,454)
Class B	(28,994)	(57,915)
Class C	(11,708)	(5,449)
Class C2	–	(7,522)
Class M	–	(17,120)
Class T	(28,799)	(218,736)
	(142,370)	(438,196)
Class level exchanges:
Class C	–	73,690
Class C2	–	(27,543)
Class M	–	(46,147)
	–	–
Automatic conversions:
Class A	1,031	1,347
Class B	(1,031)	(1,347)
	–	–
	(77,126)	(339,564)
Net increase (decrease) in net assets	(31,362)	(229,874)
Net Assets:
Beginning of period	1,094,296	1,324,170
End of period	$1,062,934	$1,094,296
Accumulated Net Investment Income (Loss)	$(4,291)	$(344)

	April 30, 2005 (unaudited)	October 31, 2004
Share Activity:
Shares issued:
Class A	2,467	3,230
Class B	191	524
Class C	141	73
Class C2	–	66
Class M	–	73
Class T	67	750
	2,866	4,716
Shares redeemed:
Class A	(3,188)	(6,266)
Class B	(1,364)	(2,972)
Class C	(552)	(278)
Class C2	–	(385)
Class M	–	(867)
Class T	(1,209)	(10,137)
	(6,313)	(20,905)
Class level exchanges:
Class C	–	3,720
Class C2	–	(1,363)
Class M	–	(2,331)
	–	26
Automatic conversions:
Class A	45	63
Class B	(48)	(68)
	(3)	(5)
Net increase (decrease) in shares outstanding:
Class A	(676)	(2,973)
Class B	(1,221)	(2,516)
Class C	(411)	3,515
Class C2	–	(1,682)
Class M	–	(3,125)
Class T	(1,142)	(9,387)
	(3,450)	(16,168)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX Janus Growth

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2005)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$21.56	$(0.07)	$0.96	$0.89	$–	$–	$–	$22.45
	10/31/2004	19.73	(0.21)	2.04	1.83	–	–	–	21.56
	10/31/2003	15.87	(0.21)	4.07	3.86	–	–	–	19.73
	10/31/2002	19.64	(0.22)	(3.55)	(3.77)	–	–	–	15.87
	10/31/2001	43.81	(0.24)	(20.80)	(21.04)	–	(3.13)	(3.13)	19.64
	10/31/2000	46.72	0.03	5.35	5.38	–	(8.29)	(8.29)	43.81
Class B	4/30/2005	20.04	(0.15)	0.89	0.74	–	–	–	20.78
	10/31/2004	18.45	(0.32)	1.91	1.59	–	–	–	20.04
	10/31/2003	14.93	(0.31)	3.83	3.52	–	–	–	18.45
	10/31/2002	18.63	(0.34)	(3.36)	(3.70)	–	–	–	14.93
	10/31/2001	42.08	(0.41)	(19.91)	(20.32)	–	(3.13)	(3.13)	18.63
	10/31/2000	45.38	(0.36)	5.35	4.99	–	(8.29)	(8.29)	42.08
Class C	4/30/2005	20.03	(0.16)	0.89	0.73	–	–	–	20.76
	10/31/2004	18.45	(0.30)	1.88	1.58	–	–	–	20.03
	10/31/2003	14.74	(0.32)	4.03	3.71	–	–	–	18.45
Class T	4/30/2005	22.39	(0.02)	0.98	0.96	–	–	–	23.35
	10/31/2004	20.45	(0.16)	2.10	1.94	–	–	–	22.39
	10/31/2003	16.40	(0.16)	4.21	4.05	–	–	–	20.45
	10/31/2002	20.20	(0.16)	(3.64)	(3.80)	–	–	–	16.40
	10/31/2001	44.76	(0.14)	(21.29)	(21.43)	–	(3.13)	(3.13)	20.20
	10/31/2000	47.45	0.25	5.35	5.60	–	(8.29)	(8.29)	44.76

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	4.13%	$582,128	1.43%	1.43%	(0.58)%	31%
	10/31/2004	9.28	573,640	1.60	1.60	(1.01)	41
	10/31/2003	24.32	583,674	1.70	1.72	(1.22)	62
	10/31/2002	(19.21)	505,704	1.66	1.69	(1.10)	62
	10/31/2001	(51.31)	770,590	1.49	1.49	(0.83)	64
	10/31/2000	10.82	1,727,573	1.39	1.42	(0.61)	41
Class B	4/30/2005	3.69	185,542	2.25	2.25	(1.40)	31
	10/31/2004	8.62	203,408	2.22	2.22	(1.59)	41
	10/31/2003	23.58	233,731	2.35	2.37	(1.87)	62
	10/31/2002	(19.86)	224,348	2.31	2.35	(1.75)	62
	10/31/2001	(51.74)	354,949	2.14	2.14	(1.48)	64
	10/31/2000	10.11	775,252	2.04	2.07	(1.26)	41
Class C	4/30/2005	3.54	65,251	2.37	2.39	(1.52)	31
	10/31/2004	8.62	71,196	2.08	2.08	(1.44)	41
	10/31/2003	25.17	735	2.35	2.37	(1.88)	62
Class T	4/30/2005	4.29	230,013	1.04	1.04	(0.19)	31
	10/31/2004	9.49	246,052	1.38	1.38	(0.75)	41
	10/31/2003	24.70	416,719	1.35	1.37	(0.87)	62
	10/31/2002	(18.82)	368,301	1.31	1.34	(0.75)	62
	10/31/2001	(51.07)	546,317	1.14	1.14	(0.48)	64
	10/31/2000	11.20	1,232,295	1.04	1.07	(0.26)	41

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX Janus Growth

FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003, 10/31/2004 and 04/30/2005.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  The inception date for the Fund's offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX Janus Growth

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX Janus Growth ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on May 8, 1986.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers four classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Class T shares are not available to new investors. On June 15, 2004, Class C2 shares merged into Class C. On September 24, 2004, Class M shares merged into Class C. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." If market quotations are not readily available, and the impact of such a significant market event materially effects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX Janus Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2005, of $112 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $28 of program income for its services. When the Fund makes a security loan, it received cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX Janus Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward currency contracts at April 30, 2005, are listed in the Schedule of Investments.

Account maintenance fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder's account.

No fee will be charged under the following conditions:

•  accounts opened within the preceding 24 months

•  accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•  accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•  accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•  UTMA/UGMA accounts

•  Fiduciary accounts

•  B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the six months ended April 30, 2005, this fee totaled $41. These fees are included in Paid in Capital in the Statement of Assets and Liabilities.Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

For the six months ended April 30, 2005, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$7,084	0.67%
TA IDEX Asset Allocation– Growth Portfolio	38,057	3.58%
TA IDEX Asset Allocation– Moderate Growth Portfolio	64,293	6.05%
TA IDEX Asset Allocation– Moderate Portfolio	22,124	2.08%
Total	$131,558	12.38%

Investment advisory fee: The Fund pays management fees to TFA based on average daily net assets ("ANA") at the following breakpoints:

From November 1, 2004 to December 31, 2004

1.00% of the first $250 million of ANA
0.90 of the next $500 million of ANA
0.80% of the next $750 million of ANA
0.70% of ANA over $1.5 billion

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX Janus Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

From January 1, 2005 on:

0.80% of the first $250 million of ANA
0.77% of the next $500 million of ANA
0.75% of the next $750 million of ANA
0.70% of the next $1.5 billion of ANA
0.675% of ANA over $3 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

From November 1, 2004 to December 31, 2004

1.50% Expense Limit

From January 1, 2005 on:

1.30% Expense Limit

The sub-adviser, Janus Capital Management, LLC, has agreed to a pricing discount based on the aggregate assets that they manage in the AEGON/Transamerica Series Fund, Inc. and Transamerica IDEX Mutual Funds. There were no amounts received for the six months ended April 30, 2005.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund, excluding Class T. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class T	N/A

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and T shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2005, the underwriter commissions were as follows:

Received by Underwriter	$641
Retained by Underwriter	49
Contingent Deferred Sales Charge	212

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS $1,663 for the six months ended April 30, 2005.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2005, the value of invested plan amount was $331. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2005, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$318,440
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	386,744
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations,

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

11

TA IDEX Janus Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 4.–(continued)

which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$527,580	October 31, 2009
259,422	October 31, 2010
86,859	October 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$933,745
Unrealized Appreciation	$212,714
Unrealized (Depreciation)	(31,083)
Net Unrealized Appreciation (Depreciation)	$181,631

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

12

TA IDEX Janus Growth

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between TA IDEX Janus Growth (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Janus Capital Management LLC (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by TFAI's management capabilities demonstrated with respect to the Fund and other funds managed by TFAI, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Fund's strong investment performance. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Fund. The Board concluded, based in particular on information provided by Lipper Analytics, that the Fund's investment performance was competitive or superior relative to comparable funds over trailing one-, two-, three-, five- and ten-year periods and to the Fund's benchmark index over one-, five- and ten-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Fund, the estimated profitability of TFAI's relationships with the Fund and TA IDEX, and the estimated profitability of the Sub-Adviser's relationship with the Fund, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the Fund's performance, and the anticipated profitability of the relationship between the Fund, TFAI and the Sub-Adviser.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Trustees concluded that inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefited investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Fund assets increases. The Board also concluded that the advisory fees appropriately reflect the Fund's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Fund. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's portfolio brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund which, as demonstrated in the past with the Fund, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

13

TA IDEX Janus Growth

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:  Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX Janus Growth

Proposal 2:  Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
27,662,937.277	481,918.886	9,488,715.878

Proposal 3:  Approval of changes to the fundamental investment restrictions of TA IDEX Janus Growth.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	28,064,892.689	523,489.144	9,045,190.208
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	27,999,797.895	588,166.938	9,045,607.208
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	28,044,283.174	544,356.659	9,044,932.208
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	28,048,799.419	539,423.414	9,045,349.208
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	28,038,530.543	549,692.290	9,045,349.208
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	27,992,259.146	595,963.687	9,045,349.208
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	28,031,494.183	556,728.650	9,045,349.208
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	28,011,949.273	576,690.560	9,044,932.208

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

14

TA IDEX Jennison Growth

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2004 and held for the entire period until April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,005.30	1.38%	$6.86
Hypothetical (b)	1,000.00	1,017.95	1.38	6.90
Class B
Actual	1,000.00	1,001.10	2.17	10.77
Hypothetical (b)	1,000.00	1,014.03	2.17	10.84
Class C
Actual	1,000.00	1,000.00	2.40	11.90
Hypothetical (b)	1,000.00	1,012.89	2.40	11.98

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX Jennison Growth

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.4%)
Apparel & Accessory Stores (2.1%)
Chico's FAS, Inc. (a)(b)	75,500	$1,935
Beverages (1.5%)
PepsiCo, Inc.	24,700	1,374
Business Services (1.8%)
eBay, Inc. (a)	52,200	1,656
Chemicals & Allied Products (2.6%)
Lauder (Estee) Cos., Inc. (The)–Class A	23,600	906
Procter & Gamble Co. (b)	26,300	1,424
Commercial Banks (1.6%)
JPMorgan Chase & Co.	41,200	1,462
Communications Equipment (3.2%)
QUALCOMM, Inc.	62,200	2,170
Research In Motion, Ltd. (a)	10,800	696
Computer & Data Processing Services (15.0%)
Adobe Systems, Inc.	24,200	1,439
Electronic Arts, Inc. (a)(b)	34,200	1,826
Google, Inc.–Class A (a)(b)	16,800	3,696
Mercury Interactive Corp. (a)	22,200	918
Microsoft Corp.	55,100	1,394
NAVTEQ Corp. (a)	13,700	499
SAP AG, ADR	20,300	800
Yahoo!, Inc. (a)(b)	87,900	3,033
Computer & Office Equipment (5.5%)
Apple Computer, Inc. (a)	45,200	1,630
Cisco Systems, Inc. (a)	75,700	1,308
Dell, Inc. (a)	50,700	1,766
International Business Machines Corp.	3,400	260
Cosmetics/Personal Care (1.0%)
Gillette Co. (The)	18,300	945
Department Stores (1.3%)
Federated Department Stores, Inc.	20,700	1,190
Electronic & Other Electric Equipment (4.6%)
General Electric Co.	94,500	3,421
Harman International Industries, Inc.	9,200	723
Electronic Components & Accessories (5.3%)
Intel Corp.	89,000	2,093
Marvell Technology Group, Ltd. (a)(b)	38,600	1,292
Maxim Integrated Products, Inc. (b)	33,800	1,264
Texas Instruments, Inc.	5,200	130
Food & Kindred Products (1.0%)
Cadbury Schweppes PLC, ADR	23,100	939

	Shares	Value
Food Stores (2.2%)
Whole Foods Market, Inc. (b)	19,700	$1,964
Furniture & Home Furnishings Stores (1.5%)
Bed Bath & Beyond, Inc. (a)	18,500	688
Williams-Sonoma, Inc. (a)	21,300	713
Health Services (1.4%)
Caremark Rx, Inc. (a)	32,400	1,298
Industrial Machinery & Equipment (1.2%)
Applied Materials, Inc. (a)	73,500	1,093
Instruments & Related Products (2.5%)
Agilent Technologies, Inc. (a)	46,500	965
Alcon, Inc. (a)	13,800	1,339
Insurance (4.9%)
Cigna Corp.	10,100	929
UnitedHealth Group, Inc.	20,100	1,900
WellPoint, Inc. (a)	12,400	1,584
Leather & Leather Products (1.1%)
Coach, Inc. (a)	38,200	1,024
Lumber & Other Building Materials (1.0%)
Lowe's Cos., Inc.	18,300	954
Medical Instruments & Supplies (1.1%)
St. Jude Medical, Inc. (a)	25,700	1,003
Oil & Gas Extraction (3.2%)
Schlumberger, Ltd. (b)	30,100	2,059
Total SA, ADR (b)	7,900	876
Petroleum Refining (1.2%)
Suncor Energy, Inc.	28,500	1,051
Pharmaceuticals (15.8%)
Allergan, Inc.	9,000	634
Amgen, Inc. (a)	29,000	1,688
Genentech, Inc. (a)	40,900	2,901
Gilead Sciences, Inc. (a)	27,000	1,002
Lilly (Eli) & Co.	29,600	1,731
Novartis AG, ADR	36,700	1,788
Pfizer, Inc.	58,700	1,595
Roche Holding AG, ADR	37,738	2,276
Sanofi-Aventis, ADR (b)	16,700	741
Restaurants (1.6%)
Starbucks Corp. (a)	29,900	1,481
Retail Trade (0.8%)
Petsmart, Inc.	29,000	773

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX Jennison Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Security & Commodity Brokers (7.9%)
American Express Co.	58,600	$3,088
Charles Schwab Corp. (The) (b)	129,600	1,341
Goldman Sachs Group, Inc. (The)	12,600	1,346
Merrill Lynch & Co., Inc.	25,600	1,381
Telecommunications (1.4%)
Nextel Communications, Inc.–Class A (a)	46,200	1,293
Trucking & Warehousing (1.5%)
United Parcel Service, Inc.–Class B	19,000	1,355
Variety Stores (2.6%)
Target Corp.	50,100	2,325
Total Common Stocks (cost: $87,625)		90,368
	Principal	Value
SECURITY LENDING COLLATERAL (17.0%)
Debt (14.7%)
Bank Notes (2.0%)
Bank of America
2.82%, due 05/16/2005	$488	$488
2.80%, due 06/09/2005 (c)	122	122
2.77%, due 07/18/2005 (c)	488	488
Canadian Imperial Bank of Commerce 3.02%, due 11/04/2005 (c)	488	488
Credit Suisse First Boston Corp. 2.88%, due 09/09/2005 (c) 3.06%, due 03/10/2006 (c)	122 122	122 122
Euro Dollar Overnight (2.6%)
Bank of Montreal 2.94%, due 05/04/2005	366	366
BNP Paribas 2.80%, due 05/05/2005	505	505
Den Danske Bank 2.93%, due 05/02/2005 2.80%, due 05/06/2005	439 244	439 244
Dexia Group 2.80%, due 05/05/2005	215	215
Royal Bank of Canada 2.80%, due 05/04/2005	500	500
Svenska Handlesbanken 2.80%, due 05/06/2005	80	80
Euro Dollar Terms (6.0%)
Bank of Nova Scotia 2.88%, due 05/11/2005 3.01%, due 05/31/2005	244 682	244 682
Barclays 3.02%, due 06/27/2005	435	435

	Principal	Value
Euro Dollar Terms (continued)
BNP Paribas
2.93%, due 06/07/2005	$390	$390
Branch Banker & Trust 2.94%, due 06/06/2005	104	104
Calyon 2.93%, due 06/03/2005	403	403
Citigroup 2.87%, due 06/06/2005	506	506
Credit Suisse First Boston Corp. 2.91%, due 05/16/2005	499	499
HSBC Banking/Holdings PLC 3.01%, due 06/23/2005	244	244
Royal Bank of Scotland 2.94%, due 06/07/2005 2.95%, due 06/10/2005	474 263	474 263
Societe Generale 2.80%, due 05/03/2005	466	466
Toronto Dominion Bank 2.75%, due 05/09/2005 3.01%, due 06/24/2005	366 135	366 135
UBS AG 2.81%, due 05/03/2005	244	244
Promissory Notes (1.5%)
Goldman Sachs Group, Inc. 2.99%, due 06/27/2005 3.01%, due 07/27/2005	512 853	512 853
Repurchase Agreements (2.6%) (d)
Goldman Sachs Group, Inc. 3.04% Repurchase Agreement dated 04/29/2005 to be repurchased at $1,098 on 05/02/2005	1,097	1,097
Merrill Lynch & Co., Inc. 3.04% Repurchase Agreement dated 04/29/2005 to be repurchased at $1,317 on 05/02/2005	1,317	1,317
	Shares	Value
Investment Companies (2.3%)
Money Market Funds (2.3%)
American Beacon Funds 1-day yield of 2.84%	193,669	$194
BGI Institutional Money Market Fund
1-day yield of 2.93%	1,146,823	1,147
Merrill Lynch Premier Institutional Fund
1-day yield of 2.65%	258,071	258

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX Jennison Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Money Market Funds (continued)
Merrimac Cash Fund, Premium Class 1-day yield of 2.74% (e)	472,009	$472
Total Security Lending Collateral (cost: $15,484)		15,484
Total Investment Securities (cost: $103,109)		$105,852

SUMMARY:
Investments, at value	116.4%	$105,852
Liabilities in excess of other assets	(16.4)%	(14,877)
Net assets	100.0%	$90,975

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At April 30, 2005, all or a portion of this security is on loan (see Note 1). The value at April 30, 2005, of all securities on loan is $14,976.

(c)  Floating or variable rate note. Rate is listed as of April 30, 2005.

(d)  Cash collateral for the Repurchase Agreements, valued at $2,456, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–8.875% and 06/15/2005–03/15/2035, respectively.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

TA IDEX Jennison Growth  4

TA IDEX Jennison Growth

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $103,109)
(including securities loaned of $14,976)	$105,852
Cash	722
Receivables:
Investment securities sold	279
Shares of beneficial interest sold	6
Interest	4
Dividends	52
Other	44
106,959
Liabilities:
Investment securities purchased	224
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	92
Management and advisory fees	67
Distribution and service fees	49
Transfer agent fees	44
Payable for collateral for securities on loan	15,484
Other	24
15,984
Net Assets	$90,975
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$89,079
Accumulated net investment income (loss)	(139)
Accumulated net realized gain (loss) from investment securities	(708)
Net unrealized appreciation (depreciation) on investment securities	2,743
Net Assets	$90,975
Net Assets by Class:
Class A	$49,210
Class B	31,329
Class C	10,436
Shares Outstanding:
Class A	5,141
Class B	3,467
Class C	1,153
Net Asset Value Per Share:
Class A	$9.57
Class B	9.04
Class C	9.05
Maximum Offering Price Per Share (a):
Class A	$10.13

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$23
Dividends	802
Income from loaned securities–net	11
Less withholding taxes on foreign dividends	(15)
821
Expenses:
Management and advisory fees	442
Transfer agent fees:
Class A	26
Class B	38
Class C	22
Printing and shareholder reports	22
Custody fees	11
Administration fees	10
Legal fees	3
Audit fees	5
Trustees fees	2
Registration fees:
Class A	15
Class B	8
Class C	11
Distribution and service fees:
Class A	110
Class B	170
Class C	68
Total expenses	963
Net Investment Income (Loss)	(142)
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	1,632
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(913)
Net Gain (Loss) on Investments	719
Net Increase (Decrease) in Net Assets Resulting from Operations	$577

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

TA IDEX Jennison Growth  5

TA IDEX Jennison Growth

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2005 (unaudited)	October 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(142)	$(973)
Net realized gain (loss) from investment securities	1,632	11,967
Net unrealized appreciation (depreciation) on investment securities	(913)	(2,428)
	577	8,566
Capital Share Transactions:
Proceeds from shares sold:
Class A	14,686	43,811
Class B	574	2,025
Class C	2,163	2,846
Class C2	–	369
Class M	–	1,047
	17,423	50,098
Cost of shares redeemed:
Class A	(23,644)	(8,121)
Class B	(3,990)	(8,690)
Class C	(5,535)	(3,250)
Class C2	–	(1,667)
Class M	–	(2,836)
	(33,169)	(24,564)
Class level exchanges:
Class C	–	13,383
Class C2	–	(7,197)
Class M	–	(6,186)
	–	–
Automatic conversions:
Class A	65	31
Class B	(65)	(31)
	–	–
	(15,746)	25,534
Net increase (decrease) in net assets	(15,169)	34,100
Net Assets:
Beginning of period	106,144	72,044
End of period	$90,975	$106,144
Accumulated Net Investment Income (Loss)	$(139)	$3

	April 30, 2005 (unaudited)	October 31, 2004
Share Activity:
Shares issued:
Class A	1,483	4,731
Class B	62	228
Class C	232	319
Class C2	–	42
Class M	–	116
	1,777	5,436
Shares redeemed:
Class A	(2,418)	(872)
Class B	(429)	(990)
Class C	(594)	(373)
Class C2	–	(191)
Class M	–	(322)
	(3,441)	(2,748)
Class level exchanges:
Class C	–	1,494
Class C2	–	(791)
Class M	–	(703)
	–	–
Automatic conversions:
Class A	7	3
Class B	(7)	(4)
	–	(1)
Net increase (decrease) in shares outstanding:
Class A	(928)	3,862
Class B	(374)	(766)
Class C	(362)	1,440
Class C2	–	(940)
Class M	–	(909)
	(1,664)	2,687

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

TA IDEX Jennison Growth  6

TA IDEX Jennison Growth

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2005)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$9.52	$–	$0.05	$0.05	$–	$–	$–	$9.57
	10/31/2004	8.54	(0.07)	1.05	0.98	–	–	–	9.52
	10/31/2003	6.88	(0.04)	1.70	1.66	–	–	–	8.54
	10/31/2002	8.04	(0.05)	(1.11)	(1.16)	–	–	–	6.88
	10/31/2001	10.26	(0.01)	(1.17)	(1.18)	–	(1.04)	(1.04)	8.04
	10/31/2000	12.14	(0.13)	(1.54)	(1.67)	–	(0.21)	(0.21)	10.26
Class B	4/30/2005	9.03	(0.03)	0.04	0.01	–	–	–	9.04
	10/31/2004	8.14	(0.12)	1.01	0.89	–	–	–	9.03
	10/31/2003	6.60	(0.08)	1.62	1.54	–	–	–	8.14
	10/31/2002	7.77	(0.10)	(1.07)	(1.17)	–	–	–	6.60
	10/31/2001	10.01	(0.05)	(1.15)	(1.20)	–	(1.04)	(1.04)	7.77
	10/31/2000	11.93	(0.17)	(1.54)	(1.71)	–	(0.21)	(0.21)	10.01
Class C	4/30/2005	9.05	(0.04)	0.04	–	–	–	–	9.05
	10/31/2004	8.14	(0.15)	1.06	0.91	–	–	–	9.05
	10/31/2003	6.60	(0.09)	1.63	1.54	–	–	–	8.14

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	0.53%	$49,210	1.38%	1.38%	0.10%	52%
	10/31/2004	11.48	57,760	1.59	1.59	(0.79)	147
	10/31/2003	24.13	18,833	1.75	1.90	(0.54)	100
	10/31/2002	(14.47)	21,836	1.75	1.82	(0.52)	98
	10/31/2001	(11.08)	17,670	1.55	2.44	(0.11)	158
	10/31/2000	(14.06)	4,147	1.55	2.66	(0.87)	244
Class B	4/30/2005	0.11	31,329	2.17	2.17	(0.68)	52
	10/31/2004	10.93	34,667	2.24	2.24	(1.37)	147
	10/31/2003	23.33	37,500	2.40	2.55	(1.19)	100
	10/31/2002	(15.10)	37,363	2.40	2.47	(1.17)	98
	10/31/2001	(11.54)	31,922	2.20	3.09	(0.76)	158
	10/31/2000	(14.70)	3,483	2.20	3.31	(1.52)	244
Class C	4/30/2005	0.00	10,436	2.40	2.40	(0.84)	52
	10/31/2004	11.18	13,717	2.39	2.39	(1.68)	147
	10/31/2003	23.33	607	2.40	2.55	(1.19)	100

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on the average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003, 10/31/2004 and 4/30/2005.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  The inception date for the Fund's offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX Jennison Growth

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX Jennison Growth ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on February 1, 1996.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers three classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. On June 15, 2004, Class C2 shares merged into Class C. On September 24, 2004, Class M shares merged into Class C. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2005, of $21 are included in net realized gains in the Statement of Operations.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX Jennison Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $5 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Account maintenance fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder's account.

No fee will be charged under the following conditions:

•  accounts opened within the preceding 24 months

•  accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•  accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•  accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•  UTMA/UGMA accounts

•  Fiduciary accounts

•  B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the six months ended April 30, 2005, this fee totaled $1. These fees are included in Paid in Capital in the Statement of Assets and Liabilities.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

For the six months ended April 30, 2005, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%).

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

TA IDEX Jennison Growth  9

TA IDEX Jennison Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Growth Portfolio	$34,585	38.02%
TA IDEX Asset Allocation– Moderate Growth Portfolio	213	0.23%
Total	$34,798	38.25%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $500 million of ANA
0.70% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.40% Expense Limit

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2005, the underwriter commissions were as follows:

Received by Underwriter	$55
Retained by Underwriter	2
Contingent Deferred Sales Charge	46

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund Paid TFS $104 for the six months ended April 30, 2005.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2005, the value of invested plan amount was $6. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2005, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$55,487
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	68,973
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations,

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

TA IDEX Jennison Growth  10

TA IDEX Jennison Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 4.–(continued)

which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$1,911	October 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$103,608
Unrealized Appreciation	$6,142
Unrealized (Depreciation)	(3,898)
Net Unrealized Appreciation (Depreciation)	$2,244

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

TA IDEX Jennison Growth  11

TA IDEX Jennison Growth

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between TA IDEX Jennison Growth (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Jennison Associates LLC (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by TFAI's management capabilities demonstrated with respect to the Fund and other funds managed by TFAI, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Fund. The Board concluded, based in particular on information provided by Lipper Analytics, that the Fund's investment performance was competitive relative to comparable funds over trailing one-, two-, three- and five-year periods and to the Fund's benchmark index over one- and five-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Fund, the estimated profitability of TFAI's relationships with the Fund and TA IDEX, and the estimated profitability of the Sub-Adviser's relationship with the Fund, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Fund were consistent with industry averages.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Trustees concluded that inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefited investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Fund assets increases. The Board also concluded that the advisory fees appropriately reflect the Fund's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Fund. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's portfolio brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund which, as demonstrated in the past with the Fund, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

12

TA IDEX Jennison Growth

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:  Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX Jennison Growth

Proposal 2:  Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
7,755,518.190	43,078.308	3,063,084.518

Proposal 3:  Approval of changes to the fundamental investment restrictions of TA IDEX Jennison Growth.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	7,763,759.362	56,008.015	3,041,913.639
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	7,762,087.992	57,679.385	3,041,913.639
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	7,761,753.100	58,014.277	3,041,913.639
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	7,763,759.362	56,008.015	3,041,913.639
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	7,767,188.362	56,008.015	3,038,484.639
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	7,762,473.362	60,723.015	3,038,484.639
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	7,767,188.362	56,008.015	3,038,484.639
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	7,764,117.113	59,079.264	3,038,484.639

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

13

TA IDEX J.P. Morgan Mid Cap Value

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2005
(unaudited)

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX J.P. Morgan Mid Cap Value

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (95.9%)
Apparel Products (4.1%)
Columbia Sportswear Co. (a)	40,000	$1,720
V.F. Corp.	66,800	3,780
Automotive (1.5%)
Genuine Parts Co.	19,900	854
Harsco Corp.	22,900	1,229
Automotive Dealers & Service Stations (3.5%)
AutoNation, Inc. (a)	62,000	1,133
AutoZone, Inc. (a)	42,600	3,536
Beverages (0.9%)
Brown-Forman Corp.–Class B	20,700	1,149
Chemicals & Allied Products (5.3%)
Albemarle Corp.	46,400	1,699
Clorox Co.	13,200	836
International Flavors & Fragrances, Inc.	40,800	1,546
Lauder (Estee) Cos., Inc. (The)–Class A	18,600	714
PPG Industries, Inc.	19,900	1,344
Sherwin-Williams Co. (The)	21,200	945
Commercial Banks (7.2%)
Cullen/Frost Bankers, Inc.	14,700	637
M&T Bank Corp.	28,800	2,979
North Fork Bancorp, Inc.	102,000	2,871
Northern Trust Corp.	29,500	1,328
TCF Financial Corp.	34,000	860
Wilmington Trust Corp.	30,500	1,078
Computer & Data Processing Services (3.1%)
Affiliated Computer Services, Inc.–Class A (a)	26,100	1,244
Computer Associates International, Inc.	36,000	968
IMS Health, Inc.	44,300	1,062
Interactive Data Corp. (a)	45,100	904
Computer & Office Equipment (0.7%)
Lexmark International, Inc. (a)	13,400	931
Department Stores (1.9%)
May Department Stores Co. (The)	18,500	649
TJX Cos., Inc.	85,800	1,943
Electric Services (4.0%)
DPL, Inc.	29,000	738
Energy East Corp.	39,100	1,017
PPL Corp.	20,700	1,123
SCANA Corp.	34,100	1,324
Westar Energy, Inc.	51,400	1,177
Electrical Goods (1.3%)
Carlisle Cos., Inc.	24,800	1,781

	Shares	Value
Electronic & Other Electric Equipment (1.6%)
Ametek, Inc.	23,000	$871
Cooper Industries, Ltd.–Class A	19,200	1,222
Environmental Services (0.8%)
Republic Services, Inc.	29,300	1,014
Fabricated Metal Products (2.7%)
Crane Co.	43,200	1,106
Fortune Brands, Inc.	18,400	1,556
Parker Hannifin Corp.	16,100	965
Food & Kindred Products (1.4%)
Hormel Foods Corp.	44,200	1,376
Smucker (J.M.) Co. (The)	11,000	546
Furniture & Home Furnishings Stores (0.5%)
Tuesday Morning Corp. (a)	28,200	741
Gas Production & Distribution (4.9%)
AGL Resources, Inc.	27,800	962
Energen Corp.	16,500	1,022
Kinder Morgan, Inc.	39,900	3,051
Questar Corp.	16,100	940
UGI Corp.	12,300	618
Health Services (4.6%)
Coventry Health Care, Inc. (a)	37,300	2,552
Manor Care, Inc.	31,400	1,047
Omnicare, Inc.	25,700	891
Quest Diagnostics, Inc.	8,300	878
Renal Care Group, Inc. (a)	22,200	847
Holding & Other Investment Offices (1.3%)
PS Business Parks, Inc.	14,000	565
Rayonier, Inc.	23,400	1,176
Industrial Machinery & Equipment (0.7%)
American Standard Cos., Inc.	22,400	1,002
Insurance (10.1%)
Assurant, Inc.	104,700	3,465
Cincinnati Financial Corp.	26,355	1,061
IPC Holdings, Ltd.	46,100	1,735
MGIC Investment Corp.	22,500	1,328
Old Republic International Corp.	105,200	2,483
PartnerRe, Ltd.	18,300	1,067
Principal Financial Group	26,800	1,047
SAFECO Corp.	25,900	1,364
Insurance Agents, Brokers & Service (0.5%)
Willis Group Holdings, Ltd.	21,100	706
Metal Cans & Shipping Containers (0.9%)
Ball Corp.	29,700	1,173

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX J.P. Morgan Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Mining (1.8%)
Florida Rock Industries, Inc.	8,900	$517
Vulcan Materials Co.	35,700	1,894
Motor Vehicles, Parts & Supplies (0.7%)
BorgWarner, Inc.	21,200	969
Oil & Gas Extraction (3.9%)
Burlington Resources, Inc.	45,000	2,187
Devon Energy Corp.	54,500	2,462
Pioneer Natural Resources Company	14,400	586
Paper & Allied Products (1.6%)
MeadWestvaco Corp.	22,200	654
Pactiv Corp. (a)	69,800	1,497
Petroleum Refining (2.4%)
Ashland, Inc.	17,600	1,183
Marathon Oil Corp.	21,200	987
Premcor, Inc.	15,300	1,012
Pharmaceuticals (0.8%)
Sigma-Aldrich Corp.	18,200	1,063
Printing & Publishing (4.6%)
Dex Media, Inc.	58,600	1,283
Gannett Co., Inc.	31,500	2,426
Knight-Ridder, Inc.	11,700	757
Scripps (E.W.) Co. (The)	34,200	1,742
Real Estate (1.2%)
Brookfield Properties Co.	46,100	1,170
Forest City Enterprises, Inc.–Class A	8,000	505
Restaurants (1.9%)
Applebees International, Inc.	31,200	773
Outback Steakhouse, Inc.	44,500	1,798

	Shares	Value
Retail Trade (0.8%)
Tiffany & Co.	38,000	$1,146
Savings Institutions (3.4%)
Golden West Financial Corp.	51,700	3,222
Webster Financial Corp.	30,400	1,382
Security & Commodity Brokers (1.5%)
Legg Mason, Inc.	16,600	1,176
T. Rowe Price Group, Inc.	14,700	811
Telecommunications (4.6%)
ALLTEL Corp.	45,100	2,569
CenturyTel, Inc.	76,500	2,348
Telephone & Data Systems, Inc.	16,800	1,297
Textile Mill Products (0.6%)
Mohawk Industries, Inc. (a)	10,500	817
Variety Stores (1.4%)
Family Dollar Stores, Inc.	70,400	1,899
Wholesale Trade Nondurable Goods (1.2%)
Dean Foods Co. (a)	47,400	1,629
Total Common Stocks (cost: $133,958)		129,237
Total Investment Securities (cost: $133,958)		$129,237
SUMMARY:
Investments, at value	95.9%	$129,237
Other assets in excess of liabilities	4.1%	5,526
Net assets	100.0%	$134,763

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX J.P. Morgan Mid Cap Value

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $133,958)	$129,237
Cash	8,522
Receivables:
Investment securities sold	1,632
Shares of beneficial interest sold	388
Interest	10
Dividends	94
139,883
Liabilities:
Investment securities purchased	5,005
Accounts payable and accrued liabilities:
Management and advisory fees	63
Distribution and service fees	38
Other	14
5,120
Net Assets	$134,763
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$139,394
Undistributed net investment income (loss)	16
Undistributed net realized gain (loss) from investment securities	74
Net unrealized appreciation (depreciation) on investment securities	(4,721)
Net Assets	$134,763
Shares Outstanding:	14,216
Net Asset Value and Offering Price Per Share:	$9.48

STATEMENT OF OPERATIONS
For the period ended April 30, 2005 (a)
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$32
Dividends	151
183
Expenses:
Management and advisory fees	133
Transfer agent fees	1
Printing and shareholder reports	1
Custody fees	19
Administration fees	3
Legal fees	1
Audit fees	2
Trustees fees	1
Distribution and service fees	55
Total expenses	216
Less:
Advisory fee waiver	(49)
Net expenses	167
Net Investment Income (Loss)	16
Net Realized and Unrealized Gain (Loss)
Realized Gain (Loss) from investment securities	74
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(4,721)
Net Gain (Loss) on Investments	(4,647)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,631)

(a)  Commenced operations on March 1, 2005.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX J.P. Morgan Mid Cap Value

STATEMENT OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

April 30, 2005 (a) (unaudited)
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$16
Net realized gain (loss) from investment securities	74
Net unrealized appreciation (depreciation) on investment securities	(4,721)
(4,631)
Capital Share Transactions:
Proceeds from shares sold	139,394
Net increase (decrease) in net assets	134,763
Net Assets:
Beginning of period	–
End of period	$134,763
Undistributed Net Investment Income (Loss)	$16
Share Activity:
Shares issued	14,216
14,216
Net increase (decrease) in shares outstanding	14,216
14,216

(a)  Commenced operations on March 1, 2005.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX J.P. Morgan Mid Cap Value

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2005)

	For a share of beneficial interest outstanding throughout the period
	Net Asset	Investment Operations			Distributions			Net Asset
For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
4/30/2005	$10.00	$0.00	$(0.52)	$(0.52)	$–	$–	$–	$9.48

		Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of PeriodRatio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
4/30/2005	(5.20)%	$134,763	1.05%	1.37%	0.10%	6%

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX J.P. Morgan Mid Cap Value ("the Fund") commenced operations on March 1, 2005.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX J.P. Morgan Mid Cap Value

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX J.P. Morgan Mid Cap Value ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on March 1, 2005.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period from inception through April 30, 2005, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

For the period from inception through April 30, 2005, the Fund received no redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX J.P. Morgan Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$9,305	6.90%
TA IDEX Asset Allocation– Growth Portfolio	43,076	31.96%
TA IDEX Asset Allocation– Moderate Growth Portfolio	68,567	50.88%
TA IDEX Asset Allocation– Moderate Portfolio	13,349	9.91%
Total	$134,297	99.65%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.85% of the first $100 million of ANA
0.80% of ANA over $100 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses exceed the following stated annual limit:

1.05% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There were no amounts available for recapture at April 30, 2005.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS $1 for the period from inception through April 30, 2005.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period from inception through April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$139,769
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	5,885
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$134,026
Unrealized Appreciation	$1,073
Unrealized (Depreciation)	(5,862)
Net Unrealized Appreciation (Depreciation)	$(4,789)

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX J.P. Morgan Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX J.P. Morgan Mid Cap Value

A discussion regarding the basis of Transamerica IDEX Mutual Fund's Board of Trustees' approval of the fund's advisory arrangements will be available in the fund's annual report for the fiscal year ending October 31, 2005.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX Marsico Growth

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2004 and held for the entire period until April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,045.90	1.38%	$7.00
Hypothetical (b)	1,000.00	1,017.95	1.38	6.90
Class B
Actual	1,000.00	1,040.90	2.27	11.49
Hypothetical (b)	1,000.00	1,013.54	2.27	11.33
Class C
Actual	1,000.00	1,040.60	2.37	11.99
Hypothetical (b)	1,000.00	1,013.04	2.37	11.83

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX Marsico Growth

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (95.3%)
Aerospace (5.0%)
General Dynamics Corp.	16,036	$1,685
Lockheed Martin Corp.	28,339	1,727
United Technologies Corp.	22,063	2,244
Air Transportation (3.1%)
FedEx Corp.	41,915	3,561
Beverages (0.5%)
PepsiCo, Inc.	9,870	549
Chemicals & Allied Products (3.7%)
Procter & Gamble Co. (a)	76,729	4,155
Commercial Banks (4.8%)
Citigroup, Inc.	40,693	1,911
UBS AG (Foreign Registered)	35,791	2,874
UCBH Holdings, Inc.	38,128	600
Communications Equipment (2.7%)
QUALCOMM, Inc.	85,949	2,999
Computer & Data Processing Services (2.5%)
Electronic Arts, Inc. (a)(b)	38,272	2,043
Google, Inc.–Class A (a)(b)	2,564	564
Pixar, Inc. (b)	4,485	205
Computer & Office Equipment (1.5%)
Dell, Inc. (b)	48,244	1,680
Construction (1.7%)
KB Home	23,242	1,325
MDC Holdings, Inc.	9,079	594
Drug Stores & Proprietary Stores (1.7%)
CVS Corp.	15,734	812
Walgreen Co. (a)	26,219	1,129
Electric Services (1.1%)
TXU Corp.	14,569	1,250
Electronic & Other Electric Equipment (5.0%)
General Electric Co.	145,757	5,276
Harman International Industries, Inc.	5,285	415
Health Services (1.1%)
Quest Diagnostics, Inc.	11,660	1,234
Hotels & Other Lodging Places (3.0%)
MGM Mirage, Inc. (b)	18,704	1,306
Wynn Resorts, Ltd. (a)(b)	40,300	2,133
Industrial Machinery & Equipment (2.3%)
Caterpillar, Inc.	28,961	2,550
Insurance (7.9%)
Aetna, Inc.	5,098	374

	Shares	Value
Insurance (continued)
PacifiCare Health Systems, Inc. (b)	7,482	$447
UnitedHealth Group, Inc.	79,683	7,531
WellPoint, Inc. (b)	4,468	571
Lumber & Other Building Materials (2.7%)
Lowe's Cos., Inc. (a)	58,948	3,072
Medical Instruments & Supplies (6.2%)
Medtronic, Inc.	26,580	1,401
St. Jude Medical, Inc. (b)	41,760	1,630
Zimmer Holdings, Inc. (b)	48,421	3,942
Mortgage Bankers & Brokers (3.2%)
Countrywide Financial Corp.	101,299	3,666
Oil & Gas Extraction (1.2%)
Schlumberger, Ltd.	19,012	1,301
Personal Credit Institutions (3.9%)
SLM Corp.	93,570	4,458
Petroleum Refining (2.7%)
Exxon Mobil Corp.	52,972	3,021
Pharmaceuticals (13.2%)
Genentech, Inc. (b)	109,435	7,763
Johnson & Johnson	50,024	3,433
Pfizer, Inc.	76,736	2,085
Sanofi-Aventis, ADR (a)	37,037	1,643
Real Estate (1.0%)
St. Joe Co. (The)	15,962	1,111
Residential Building Construction (1.8%)
Lennar Corp.–Class A	24,130	1,242
Toll Brothers, Inc. (a)(b)	11,219	850
Restaurants (3.3%)
Starbucks Corp. (b)	33,938	1,681
Yum! Brands, Inc.	44,889	2,108
Rubber & Misc. Plastic Products (2.5%)
NIKE, Inc.–Class B	37,081	2,848
Security & Commodity Brokers (3.8%)
Chicago Mercantile Exchange	9,054	1,770
Goldman Sachs Group, Inc. (The)	23,817	2,543
Variety Stores (0.8%)
Target Corp.	20,191	937
Water Transportation (1.4%)
Royal Caribbean Cruises, Ltd. (a)	38,889	1,634
Total Common Stocks (cost: $95,112)		107,883

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX Marsico Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
SECURITY LENDING COLLATERAL (13.3%)
Debt (11.5%)
Bank Notes (1.5%)
Bank of America
2.82%, due 05/16/2005	$475	$475
2.80%, due 06/09/2005 (c)	119	119
2.77%, due 07/18/2005 (c)	475	475
Canadian Imperial Bank of Commerce 3.02%, due 11/04/2005 (c)	475	475
Credit Suisse First Boston Corp. 2.88%, due 09/09/2005 (c) 119 119 3.06%, due 03/10/2006 (c)	119	119
Euro Dollar Overnight (2.0%)
Bank of Montreal 2.94%, due 05/04/2005	356	356
BNP Paribas 2.80%, due 05/05/2005	492	492
Den Danske Bank 2.93%, due 05/02/2005 2.80%, due 05/06/2005	428 238	428 238
Dexia Group 2.80%, due 05/05/2005	210	210
Royal Bank of Canada 2.80%, due 05/04/2005	488	488
Svenska Handlesbanken 2.80%, due 05/06/2005	78	78
Euro Dollar Terms (4.7%)
Bank of Nova Scotia 2.88%, due 05/11/2005 3.01%, due 05/31/2005	238 665	238 665
Barclays 3.02%, due 06/27/2005	424	424
BNP Paribas 2.93%, due 06/07/2005	380	380
Branch Banker & Trust 2.94%, due 06/06/2005	102	102
Calyon 2.93%, due 06/03/2005	393	393
Citigroup 2.87%, due 06/06/2005	493	493
Credit Suisse First Boston Corp. 2.91%, due 05/16/2005	487	487
HSBC Banking/Holdings PLC 3.01%, due 06/23/2005	238	238

	Principal	Value
Euro Dollar Terms (continued)
Royal Bank of Scotland
2.94%, due 06/07/2005	$462	$462
2.95%, due 06/10/2005	256	256
Societe Generale 2.80%, due 05/03/2005	455	455
Toronto Dominion Bank 2.75%, due 05/09/2005 3.01%, due 06/24/2005	356 132	356 132
UBS AG 2.81%, due 05/03/2005	238	238
Promissory Notes (1.2%)
Goldman Sachs Group, Inc. 2.99%, due 06/27/2005 3.01%, due 07/27/2005	499 832	499 832
Repurchase Agreements (2.1%) (d)
Goldman Sachs Group, Inc. (The) 3.04% Repurchase Agreement dated 04/29/2005 to be repurchased at $1,070 on 05/02/2005	1,070	1,070
Merrill Lynch & Co. Inc. 3.04% Repurchase Agreement dated 04/29/2005 to be repurchased at $1,284 on 05/02/2005	1,284	1,284
	Shares	Value
Investment Companies (1.8%)
Money Market Funds (1.8%)
American Beacon Funds 1-day yield of 2.84%	188,790	$189
BGI Institutional Money Market Fund 1-day yield of 2.93%	1,117,926	1,118
Merrill Lynch Premier Institutional Fund 1-day yield of 2.65%	251,569	251
Merrimac Cash Fund, Premium Class 1-day yield of 2.74% (e)	460,115	460
Total Security Lending Collateral (cost: $15,094)		15,094
Total Investment Securities (cost: $110,206)		$122,977
SUMMARY:
Investments, at value	108.6%	$122,977
Liabilities in excess of other assets	(8.6)%	(9,782)
Net assets	100.0%	$113,195

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  At April 30, 2005, all or a portion of this security is on loan (see Note 1). The value at April 30, 2005, of all securities on loan is $14,639.

(b)  No dividends were paid during the preceding twelve months.

(c)  Floating or variable rate note. Rate is listed as of April 30, 2005.

(d)  Cash collateral for the Repurchase Agreements, valued at $2,394, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–8.875% and 06/15/2005–03/15/2035, respectively.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX Marsico Growth

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $110,206) (including securities loaned of $14,639)	$122,977
Cash	4,222
Receivables:
Investment securities sold	1,190
Shares of beneficial interest sold	93
Interest	10
Dividends	74
Dividend reclaims receivable	18
Other	3
128,587
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	94
Management and advisory fees	106
Distribution and service fees	49
Transfer agent fees	18
Payable for collateral for securities on loan	15,094
Other	31
15,392
Net Assets	$113,195
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$113,862
Accumulated net investment income (loss)	(266)
Accumulated net realized gain (loss) from investment securities	(13,172)
Net unrealized appreciation (depreciation) on investment securities	12,771
Net Assets	$113,195
Net Assets by Class:
Class A	$82,728
Class B	19,856
Class C	10,611
Shares Outstanding:
Class A	8,644
Class B	2,167
Class C	1,161
Net Asset Value Per Share:
Class A	$9.57
Class B	9.16
Class C	9.14
Maximum Offering Price Per Share (a):
Class A	$10.13

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$67
Dividends	536
Income from loaned securities–net	3
Less withholding taxes on foreign dividends	(14)
592
Expenses:
Management and advisory fees	413
Transfer agent fees:
Class A	21
Class B	27
Class C	12
Printing and shareholder reports	7
Custody fees	11
Administration fees	10
Legal fees	2
Audit fees	5
Trustees fees	2
Registration fees:
Class A	17
Class B	9
Class C	12
Other	1
Distribution and service fees:
Class A	126
Class B	103
Class C	52
Total expenses before recapture of waived expenses	830
Recapture expenses	27
Net expenses	857
Net Investment Income (Loss)	(265)
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	1,015
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	1,208
Net Gain (Loss) on Investments	2,223
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,958

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX Marsico Growth

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2005 (unaudited)	October 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(265)	$(567)
Net realized gain (loss) from investment securities	1,015	869
Net unrealized appreciation (depreciation) on investment securities	1,208	781
	1,958	1,083
Capital Share Transactions:
Proceeds from shares sold:
Class A	47,146	5,879
Class B	2,309	5,383
Class C	2,262	3,088
Class C2	–	318
Class M	–	464
	51,717	15,132
Cost of shares redeemed:
Class A	(2,425)	(3,608)
Class B	(3,033)	(5,546)
Class C	(1,379)	(531)
Class C2	–	(564)
Class M	–	(911)
	(6,837)	(11,160)
Class level exchanges:
Class C	–	5,573
Class C2	–	(2,070)
Class M	–	(3,503)
	–	–
Automatic conversions:
Class A	32	17
Class B	(32)	(17)
	–	–
	44,880	3,972
Net increase (decrease) in net assets	46,838	5,055
Net Assets:
Beginning of period	66,357	61,302
End of period	$113,195	$66,357
Accumulated Net Investment Income (Loss)	$(266)	$(1)

	April 30, 2005 (unaudited)	October 31, 2004
Share Activity:
Shares issued:
Class A	4,825	649
Class B	246	615
Class C	241	352
Class C2	–	36
Class M	–	53
	5,312	1,705
Shares redeemed:
Class A	(246)	(399)
Class B	(325)	(637)
Class C	(148)	(61)
Class C2	–	(63)
Class M	–	(104)
	(719)	(1,264)
Class level exchanges:
Class C	–	639
Class C2	–	(237)
Class M	–	(399)
	–	3
Automatic conversions:
Class A	3	2
Class B	(3)	(2)
	–	–
Net increase (decrease) in shares outstanding:
Class A	4,582	252
Class B	(82)	(24)
Class C	93	930
Class C2	–	(264)
Class M	–	(450)
	4,593	444

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX Marsico Growth

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2005)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$9.15	$(0.01)	$0.43	$0.42	$–	$–	$–	$9.57
	10/31/2004	8.97	(0.05)	0.23	0.18	–	–	–	9.15
	10/31/2003	7.56	(0.08)	1.49	1.41	–	–	–	8.97
	10/31/2002	9.10	(0.06)	(1.48)	(1.54)	–	–	–	7.56
	10/31/2001	12.54	(0.05)	(3.25)	(3.30)	–	(0.14)	(0.14)	9.10
	10/31/2000	11.40	0.02	1.15	1.17	–	(0.03)	(0.03)	12.54
Class B	4/30/2005	8.80	(0.05)	0.41	0.36	–	–	–	9.16
	10/31/2004	8.68	(0.10)	0.22	0.12	–	–	–	8.80
	10/31/2003	7.36	(0.12)	1.44	1.32	–	–	–	8.68
	10/31/2002	8.92	(0.11)	(1.45)	(1.56)	–	–	–	7.36
	10/31/2001	12.41	(0.11)	(3.24)	(3.35)	–	(0.14)	(0.14)	8.92
	10/31/2000	11.35	(0.06)	1.15	1.09	–	(0.03)	(0.03)	12.41
Class C	4/30/2005	8.78	(0.06)	0.42	0.36	–	–	–	9.14
	10/31/2004	8.68	(0.12)	0.22	0.10	–	–	–	8.78
	10/31/2003	7.18	(0.12)	1.62	1.50	–	–	–	8.68

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	4.59%	$82,728	1.38%	1.33%	(0.23)%	32%
	10/31/2004	2.01	37,186	1.52	1.52	(0.58)	85
	10/31/2003	18.65	34,167	1.75	1.80	(0.97)	129
	10/31/2002	(16.88)	5,752	1.73	2.05	(0.56)	34
	10/31/2001	(26.63)	7,361	1.55	2.03	(0.43)	15
	10/31/2000	10.29	6,587	1.55	2.53	(0.47)	25
Class B	4/30/2005	4.09	19,856	2.27	2.22	(1.12)	32
	10/31/2004	1.38	19,792	2.13	2.13	(1.19)	85
	10/31/2003	17.93	19,723	2.40	2.45	(1.62)	129
	10/31/2002	(17.52)	14,130	2.38	2.70	(1.21)	34
	10/31/2001	(27.25)	15,081	2.20	2.68	(1.08)	15
	10/31/2000	9.54	7,908	2.20	3.18	(1.12)	25
Class C	4/30/2005	4.06	10,611	2.37	2.32	(1.22)	32
	10/31/2004	1.27	9,379	2.40	2.40	(1.38)	85
	10/31/2003	20.89	1,200	2.40	2.46	(1.62)	129

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on average number of shares outstanding for the years ended 10/31/2001, 10/31/2002, 10/31/2003, 10/31/2004 and the period ended 4/30/2005.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any and includes the recapture of previously waived expenses (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers, reimbursements by the investment adviser and recapture of previously waived expenses.

(g)  TA IDEX Marsico Growth ("the Fund") commenced operations on March 1, 1999. The inception date for the Fund's offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX Marsico Growth

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX Marisco Growth ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on March 1, 1999.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers three classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. On June 15, 2004, Class C2 shares merged into Class C. On September 24, 2004, Class M shares merged into Class C. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2005, of $18 are included in net realized gains in the Statement of Operations.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX Marsico Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $2 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Account maintenance fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder's account.

No fee will be charged under the following conditions:

•  accounts opened within the preceding 24 months

•  accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•  accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•  accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•  UTMA/UGMA accounts

•  Fiduciary accounts

•  B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the six months ended April 30, 2005, this fee totaled less than $1. These fees are included in Paid in Capital in the Statement of Assets and Liabilities.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

For the six months ended April 30, 2005, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX Marsico Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e.: through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Moderate Growth Portfolio	$51,079	45.13%
TA IDEX Asset Allocation– Moderate Portfolio	18,874	16.67%
Total	$69,953	61.80%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $500 million of ANA
0.70% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.40% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2003	$27	10/31/2006

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2005, the underwriter commissions were as follows:

Received by Underwriter	$124
Retained by Underwriter	6
Contingent Deferred Sales Charge	32

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS $68 for the six months ended April 30, 2005.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2005, the value of invested plan amount was $3. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2005, are included in the accompanying Statement of Assets and Liabilities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX Marsico Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$72,086
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	29,762
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$974	October 31, 2009
4,581	October 31, 2010
8,550	October 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$110,239
Unrealized Appreciation	$14,897
Unrealized (Depreciation)	(2,159)
Net Unrealized Appreciation (Depreciation)	$12,738

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX Marsico Growth

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between TA IDEX Marsico Growth (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Banc of America Capital Management, LLC (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by TFAI's management capabilities demonstrated with respect to the Fund and other funds managed by TFAI, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Fund. The Board concluded, based in particular on information provided by Lipper Analytics, that the Fund's investment performance was competitive relative to comparable funds over trailing one-, two-, three- and five-year periods and to the Fund's benchmark index over one- and five-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Fund, the estimated profitability of TFAI's relationships with the Fund and TA IDEX, and the estimated profitability of the Sub-Adviser's relationship with the Fund, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Fund were consistent with industry averages.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Trustees concluded that inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefited investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Fund assets increases. The Board also concluded that the advisory fees appropriately reflect the Fund's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Fund. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's portfolio brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund which, as demonstrated in the past with the Fund, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

11

TA IDEX Marsico Growth

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:   Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX Marsico Growth

Proposal 2:   Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
4,581,056.723	51,681.740	1,902,699.432

Proposal 3:   Approval of changes to the fundamental investment restrictions of TA IDEX Marsico Growth.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	4,588,227.186	65,627.709	1,881,583.000
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	4,586,704.726	67,150.169	1,881,583.000
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	4,586,870.186	66,984.709	1,881,583.000
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	4,587,635.080	66,219.815	1,881,583.000
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	4,587,501.418	66,353.477	1,881,583.000
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	4,584,531.080	69,323.815	1,881,583.000
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	4,589,421.418	64,433.477	1,881,583.000
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	4,585,809.030	68,045.865	1,881,583.000

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

12

TA IDEX Marsico International Growth

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Region
At April 30, 2005
(unaudited)

This chart shows the percentage breakdown by region of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX Marsico International Growth

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
PREFERRED STOCKS (2.1%)
Germany (2.1%)
Fresenius AG Preferred	58,432	$6,828
Total Preferred Stocks (cost: $6,444)		6,828
COMMON STOCKS (92.6%)
Austria (2.2%)
Erste Bank der Oesterreichischen Sparkassen AG	120,582	5,871
Erste Bank der Oesterreichischen Sparkassen AG (Foreign Registered)	13,960	676
Raiffeisen International Bank Holding AG (a)	13,701	708
Bahama Islands (1.1%)
Kerzner International, Ltd. (a)	67,908	3,741
Brazil (0.9%)
Petroleo Brasileiro SA, ADR	71,250	2,988
Canada (4.1%)
Canadian National Railway Co.	110,608	6,328
Shoppers Drug Mart Corp.	121,726	3,803
Talisman Energy, Inc.	106,059	3,210
France (14.9%)
JC Decaux SA (a)	177,496	4,708
Renault SA	35,498	2,986
Sanofi-Aventis	146,703	13,037
Thomson Multimedia SA	291,737	7,228
Total SA	33,746	7,531
Vinci SA	86,564	13,056
Germany (1.5%)
Bayerische Hypo-und Vereinsbank AG (a)	204,861	4,891
Hong Kong (4.0%)
CNOOC, Ltd., ADR	59,271	3,190
Hang Lung Properties, Ltd.	2,050,825	3,153
Shangri-La Asia, Ltd.	4,318,000	6,576
India (2.1%)
ICICI Bank, Ltd., Sponsored ADR	189,538	3,427
Reliance Industries, Ltd., GDR–144A	142,458	3,454
Ireland (1.9%)
Anglo Irish Bank Corp. PLC	538,960	6,224
Italy (1.3%)
Banca Intesa SpA	891,250	4,271
Japan (16.2%)
Astellas Pharma, Inc.	302,300	10,941
Canon, Inc.	58,000	3,015
Fanuc, Ltd.	50,026	2,943
Keyence Corp.	14,400	3,175

	Shares	Value
Japan (continued)
Millea Holdings, Inc.	270	$3,678
Mitsubishi Tokyo Financial Group, Inc.	554	4,786
Promise Co., Ltd.	116,100	7,489
Sony Corp.	80,000	2,952
Sumitomo Realty & Development Co., Ltd.	295,000	3,355
Trend Micro, Inc.	84,000	3,034
Yamada Denki Co., Ltd.	149,200	7,127
Mexico (4.9%)
America Movil SA de CV–Class L, ADR	126,336	6,273
Cemex SA de CV, Sponsored ADR	85,505	3,078
Grupo Televisa SA, Sponsored ADR	116,197	6,528
Singapore (2.1%)
Capitaland, Ltd. (a)	4,408,000	6,885
South Africa (1.0%)
Sasol, Ltd.	135,102	3,174
South Korea (1.0%)
Samsung Electronics Co., Ltd., GDR–144A	14,021	3,162
Sweden (2.7%)
ForeningsSparbanken AB	273,143	6,437
Telefonaktiebolaget LM Ericsson, ADR (a)	79,091	2,329
Switzerland (13.7%)
Lonza Group AG	109,036	6,590
Roche Holding AG–Genusschein	127,599	15,505
Swiss Life Holding (a)	64,287	8,904
UBS AG	169,712	13,629
United Kingdom (15.8%)
ARM Holdings PLC	1,855,475	3,390
British Energy Group PLC (a)	660,362	3,961
Diageo PLC	438,152	6,503
EMI Group PLC	1,032,070	4,717
Enterprise Inns PLC	937,243	13,092
Intercontinental Hotels Group PLC	813,325	9,715
Reckitt Benckiser PLC	302,837	9,852
United States (1.2%)
Wynn Resorts, Ltd. (a)	71,212	3,770
Total Common Stocks (cost: $308,495)		301,046
Total Investment Securities (cost: $314,939)		$307,874
SUMMARY:
Investments, at value	94.7%	$307,874
Other Assets and Liabilities	5.3%	17,127
Net assets	100.0%	$325,001

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX Marsico International Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	15.7%	$50,920
Pharmaceuticals	14.3%	46,311
Hotels & Other Lodging Places	7.3%	23,802
Chemicals & Allied Products	6.1%	19,896
Electronic & Other Electric Equipment	4.1%	13,342
Restaurants	4.0%	13,092
Construction	4.0%	13,056
Oil & Gas Extraction	3.9%	12,562
Real Estate	3.2%	10,240
Life Insurance	2.7%	8,904
Petroleum Refining	2.3%	7,531
Personal Credit Institutions	2.3%	7,489
Radio, Television & Computer Stores	2.2%	7,127
Radio & Television Broadcasting	2.0%	6,528
Beer, Wine & Distilled Beverages	2.0%	6,503
Electronic Components & Accessories	2.0%	6,333
Railroads	2.0%	6,328
Telecommunications	1.9%	6,273
Amusement & Recreation Services	1.5%	4,717
Business Services	1.4%	4,708
Electric Services	1.2%	3,961
Drug Stores & Proprietary Stores	1.2%	3,803
Insurance	1.1%	3,678
Instruments & Related Products	1.0%	3,175
Residential Building Construction	1.0%	3,153
Stone, Clay & Glass Products	0.9%	3,078
Computer & Data Processing Services	0.9%	3,034
Computer & Office Equipment	0.9%	3,015
Automotive	0.9%	2,986
Communications Equipment	0.7%	2,329
Investments, at value	94.7%	307,874
Other Assets and Liabilities	5.3%	17,127
Net Assets	100.0%	$325,001

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities aggregated $6,616 or 2.0% of the net assets of the Fund.

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX Marsico International Growth

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $314,939)	$307,874
Cash	27,286
Foreign cash (cost: $1,235)	1,230
Receivables:
Investment securities sold	2,169
Shares of beneficial interest sold	632
Interest	34
Dividends	460
Dividend reclaims receivable	113
339,798
Liabilities:
Investment securities purchased	14,479
Accounts payable and accrued liabilities:
Management and advisory fees	263
Distribution and service fees	24
Other	31
14,797
Net Assets	$325,001
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$335,427
Undistributed net investment income (loss)	595
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	(3,961)
Net unrealized appreciation (depreciation) on:
Investment securities	(7,065)
Translation of assets and liabilities denominated in foreign currencies	5
Net Assets	$325,001
Net Assets by Class:
Class A	$89,688
Class I	235,313
Shares Outstanding:
Class A	9,037
Class I	23,721
Net Asset Value and Offering Price Per Share:
Class A	$9.92
Class I	9.92

STATEMENT OF OPERATIONS
For the period ended April 30, 2005 (a)
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$143
Dividends	2,355
Less withholding taxes on foreign dividends	(166)
2,332
Expenses:
Management and advisory fees	1,029
Printing and shareholder reports	3
Custody fees	90
Administration fees	19
Legal fees	3
Audit fees	8
Trustees fees	2
Distribution and service fees:
Class A	35
Total expenses	1,189
Less:
Reimbursement of class expenses:
Class A	(25)
Net expenses	1,164
Net Investment Income (Loss)	1,168
Net Realized Gain (Loss) from:
Investment securities	(3,971)
Foreign currency transactions	10
(3,961)
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(7,065)
Translation of assets and liabilities denominated in foreign currencies	5
(7,060)
Net Gain (Loss) on Investments and Foreign Currency Transactions	(11,021)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(9,853)

(a)  TA IDEX Marsico International Growth ("the Fund") commenced operations on November 8, 2004. The inception date for the Fund's offering of share Class A was March 01, 2005.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX Marsico International Growth

STATEMENT OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

April 30, 2005 (a) (unaudited)
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$1,168
Net realized gain (loss) from investment securities and foreign currency transactions	(3,961)
Net unrealized appreciation (depreciation) on investment securities and foreign currency translations	(7,060)
(9,853)
Distributions to Shareholders:
From net investment income:
Class I	(573)
(573)
Capital Share Transactions:
Proceeds from shares sold:
Class A	93,831
Class I	241,023
334,854
Dividends and distributions reinvested:
Class I	573
573
335,427
Net increase (decrease) in net assets	325,001
Net Assets:
Beginning of period	–
End of period	$325,001
Undistributed Net Investment Income (Loss)	$595
Share Activity:
Shares issued:
Class A	9,037
Class I	23,665
32,702
Shares issued–reinvested from distributions:
Class I	56
56
Net increase (decrease) in shares outstanding:
Class A	9,037
Class I	23,721
32,758

(a)  TA IDEX Marsico International Growth ("the Fund") commenced operations on November 8, 2004. The inception date for the Fund's offering of share Class A was March 01, 2005.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX Marsico International Growth

FINANCIAL HIGHLIGHTS

(unaudited)

		For a share of beneficial interest outstanding throughout the period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$10.51	$0.04	$(0.63)	$(0.59)	$–	$–	$–	$9.92
Class I	4/30/2005	10.00	0.05	(0.09)	(0.04)	(0.04)	–	(0.04)	9.92

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	(5.61)%	$89,688	1.31%	1.58%	2.12%	101%
Class I	4/30/2005	(0.45)	235,313	1.18	1.18	1.10	101

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX Marsico International Growth ("the Fund") commenced operations on November 8, 2004. The inception date for the Fund's offering of share Class A was March 01, 2005.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX Marsico International Growth

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005

(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX Marsico International Growth ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on November 8, 2004.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, Class A and Class I, each with a public offering price that reflects different sales charges, if any, and expense levels. The initial sales charge currently is waived as this Fund is available for investment only by certain strategic asset allocation funds. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the
U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." If market quotations are not readily available, and the impact of such a significant market event materially effects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period from inception through, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX Marsico International Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005

(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into
U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund's investments in India are subject to a 30% governmental short-term capital gains tax. The Indian government has elected to waive the long-term capital gains tax of 10% on equity securities held for longer than one year. This waiver of tax is effective through March of 2007. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

There were no open forward foreign currency contracts at April 30, 2005.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

For the period from inception through April 30, 2005, the fund received no redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (f/k/a AEGON/Transamerica Series Fund, Inc.) the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$2,944	0.91%
TA IDEX Asset Allocation– Growth Portfolio	27,746	8.44%
TA IDEX Asset Allocation– Moderate Growth Portfolio	35,294	10.86%
TA IDEX Asset Allocation– Moderate Portfolio	23,640	7.27%
Asset Allocation–Conservative Portfolio	11,867	3.65%
Asset Allocation–Growth Portfolio	64,828	19.95%
Asset Allocation–Moderate Growth Portfolio	109,296	33.63%
Asset Allocation–Moderate Portfolio	49,111	15.11%
Total	$324,726	99.82%

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX Marsico International Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005

(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

1.06% of the first $300 million of ANA
1.01% of the next $100 million of ANA
0.96% of the next $600 million of ANA
0.91% of ANA over $1 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses exceed the following stated annual limit:

1.31% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There were no amounts available for recapture at April 30, 2005.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class I	N/A

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS less than $1 for the period from inception through April 30, 2005.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period from inception through April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$501,905
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	182,995
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$316,487
Unrealized Appreciation	$4,616
Unrealized (Depreciation)	(13,229)
Net Unrealized Appreciation (Depreciation)	$(8,613)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX Marsico International Growth

A discussion regarding the basis of Transamerica IDEX Mutual Fund's Board of Trustees' approval of the fund's advisory arrangements will be available in the fund's annual report for the fiscal year ending October 31, 2005.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX Marsico International Growth

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:  Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX Marsico International Growth

Proposal 2:  Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
4,019,710.021	0	0

Proposal 3:  Approval of changes to the fundamental investment restrictions of TA IDEX Marsico International Growth.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	4,019,710.021	0	0
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	4,019,710.021	0	0
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	4,019,710.021	0	0
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	4,019,710.021	0	0
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	4,019,710.021	0	0
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	4,019,710.021	0	0
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	4,019,710.021	0	0
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	4,019,710.021	0	0

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

11

TA IDEX Mercury Large Cap Value

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2005
(unaudited)

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX Mercury Large Cap Value

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.3%)
Aerospace (2.2%)
Goodrich Corp.	71,000	$2,861
Lockheed Martin Corp.	50,000	3,047
Amusement & Recreation Services (0.3%)
Disney (Walt) Co. (The)	28,000	739
Apparel & Accessory Stores (1.9%)
American Eagle Outfitters	104,000	2,727
Nordstrom, Inc.	50,000	2,541
Automotive (0.2%)
Ford Motor Co.	66,000	601
Automotive Dealers & Service Stations (1.0%)
AutoNation, Inc. (a)	143,000	2,613
Business Services (1.9%)
Equifax, Inc.	81,000	2,726
Omnicom Group, Inc.	30,000	2,487
Chemicals & Allied Products (1.2%)
Monsanto Co.	58,000	3,400
Commercial Banks (4.8%)
Bank of America Corp.	60,000	2,702
Citigroup, Inc.	194,000	9,110
M&T Bank Corp.	14,000	1,448
Communications Equipment (0.2%)
L-3 Communications Holdings, Inc.	7,000	497
Computer & Data Processing Services (6.7%)
Activision, Inc. (a)	29,333	424
Checkfree Corp. (a)	39,000	1,431
Compuware Corp. (a)	446,000	2,654
Fair Isaac Corp.	76,000	2,499
McAfee, Inc. (a)	47,000	983
Oracle Corp. (a)	245,000	2,832
Sabre Holdings Corp.	129,000	2,523
Siebel Systems, Inc. (a)	100,000	900
Sun Microsystems, Inc. (a)	854,000	3,100
Sybase, Inc. (a)	53,000	1,003
Computer & Office Equipment (4.8%)
Apple Computer, Inc. (a)	91,000	3,281
EMC Corp. (a)	225,000	2,952
Hewlett-Packard Co.	259,000	5,302
Storage Technology Corp. (a)	57,000	1,585
Construction (0.9%)
MDC Holdings, Inc.	36,000	2,354

	Shares	Value
Department Stores (2.5%)
Dillard's, Inc.–Class A	30,000	$698
Federated Department Stores, Inc.	52,000	2,990
JC Penney Co., Inc.	69,000	3,271
Electric Services (0.4%)
Northeast Utilities	62,000	1,135
Electrical Goods (1.0%)
Avnet, Inc. (a)	139,000	2,626
Electronic & Other Electric Equipment (4.4%)
Energizer Holdings, Inc. (a)	45,000	2,564
General Electric Co.	265,000	9,593
Electronic Components & Accessories (0.9%)
QLogic Corp. (a)	76,000	2,526
Food & Kindred Products (2.1%)
Altria Group, Inc.	9,000	585
Archer-Daniels-Midland Co.	24,000	432
PepsiAmericas, Inc.	117,000	2,889
Smithfield Foods, Inc. (a)	61,000	1,846
Health Services (1.7%)
HCA, Inc.	62,000	3,462
Manor Care, Inc.	34,000	1,134
Hotels & Other Lodging Places (1.4%)
MGM Mirage, Inc. (a)	37,000	2,583
Starwood Hotels & Resorts Worldwide, Inc.	22,000	1,195
Industrial Machinery & Equipment (0.2%)
Timken Co.	17,000	422
Instruments & Related Products (2.1%)
Eastman Kodak Co.	111,000	2,775
Rockwell Automation, Inc.	8,000	370
Xerox Corp. (a)	207,000	2,743
Insurance (9.4%)
Aetna, Inc.	48,000	3,522
Allstate Corp. (The)	81,000	4,549
American Financial Group, Inc.	53,000	1,648
Chubb Corp.	43,000	3,517
Cigna Corp.	37,000	3,403
Cincinnati Financial Corp.	28,350	1,141
PacifiCare Health Systems, Inc. (a)	46,000	2,749
Principal Financial Group	57,000	2,228
Progressive Corp. (The)	9,000	821
SAFECO Corp.	42,000	2,212
Iron & Steel Foundries (0.3%)
Precision Castparts Corp.	13,000	958

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX Mercury Large Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Life Insurance (3.9%)
Lincoln National Corp.	64,000	$2,878
Metlife, Inc.	85,000	3,306
Nationwide Financial Services–Class A	14,000	496
Prudential Financial, Inc.	68,000	3,886
Metal Mining (0.9%)
Phelps Dodge Corp.	29,000	2,490
Oil & Gas Extraction (7.9%)
Anadarko Petroleum Corp.	38,000	2,776
Apache Corp.	56,000	3,152
Burlington Resources, Inc.	69,000	3,354
Devon Energy Corp.	80,000	3,614
Noble Energy, Inc.	29,000	1,859
Occidental Petroleum Corp.	57,000	3,933
Unocal Corp.	57,000	3,109
Petroleum Refining (14.5%)
Amerada Hess Corp.	30,000	2,809
ChevronTexaco Corp.	113,000	5,876
ConocoPhillips	56,000	5,872
Exxon Mobil Corp.	329,000	18,763
Marathon Oil Corp.	3,000	140
Sunoco, Inc.	30,000	2,978
Valero Energy Corp.	50,000	3,426
Pharmaceuticals (2.5%)
AmerisourceBergen Corp.	45,000	2,758
Invitrogen Corp. (a)	27,000	1,978
McKesson Corp.	55,000	2,035
Primary Metal Industries (2.1%)
Nucor Corp.	57,000	2,913
United States Steel Corp.	65,000	2,779
Railroads (0.9%)
CSX Corp.	50,000	2,007
Norfolk Southern Corp.	16,000	502

	Shares	Value
Residential Building Construction (1.9%)
Lennar Corp.–Class A	55,000	$2,831
Ryland Group, Inc.	41,000	2,517
Retail Trade (0.7%)
Toys R US, Inc. (a)	77,000	1,952
Rubber & Misc. Plastic Products (0.2%)
Reebok International, Ltd.	11,000	447
Savings Institutions (0.2%)
Astoria Financial Corp.	16,000	424
Security & Commodity Brokers (6.9%)
AG Edwards, Inc.	72,000	2,859
Bear Stearns Cos. Inc. (The)	32,000	3,029
Goldman Sachs Group, Inc. (The)	40,000	4,272
Lehman Brothers Holdings, Inc.	42,000	3,852
Morgan Stanley	92,000	4,841
Stone, Clay & Glass Products (1.0%)
Owens-IIlinois, Inc. (a)	112,000	2,746
Telecommunications (0.4%)
Qwest Communications International (a)	328,000	1,122
Toys, Games & Hobbies (0.4%)
Mattel, Inc.	61,000	1,101
Trucking & Warehousing (1.0%)
Yellow Roadway Corp. (a)	56,000	2,744
Wholesale Trade Durable Goods (0.4%)
Tech Data Corp. (a)	32,000	1,169
Total Common Stocks (cost: $281,900)		269,504
Total Investment Securities (cost: $281,900)		$269,504
SUMMARY:
Investments, at value	98.3%	$269,504
Other assets in excess of liabilities	1.7%	4,645
Net assets	100.0%	$274,149

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX Mercury Large Cap Value

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $281,900)	$269,504
Cash	4,193
Receivables:
Shares of beneficial interest sold	425
Interest	9
Dividends	219
274,350
Liabilities:
Accounts payable and accrued liabilities:
Management and advisory fees	109
Distribution and service fees	77
Other	15
201
Net Assets	$274,149
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$286,455
Undistributed net investment income (loss)	12
Undistributed net realized gain (loss) from investment securities	78
Net unrealized appreciation (depreciation) on investment securities	(12,396)
Net Assets	$274,149
Shares Outstanding	29,442
Net Asset Value and Offering Price Per Share	$9.31

STATEMENT OF OPERATIONS
For the period ended April 30, 2005 (a)
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$52
Dividends	276
328
Expenses:
Management and advisory fees	251
Printing and shareholder reports	1
Custody fees	19
Administration fees	6
Audit fees	2
Trustees fees	1
Other	1
Distribution and service fees	110
Total expenses	391
Less:
Advisory fee waiver	(75)
Net expenses	316
Net Investment Income (Loss)	12
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	78
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(12,396)
Net Gain (Loss) on Investments	(12,318)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(12,306)

(a)  Commenced operations on March 1, 2005.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX Mercury Large Cap Value

STATEMENT OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

April 30, 2005 (a) (unaudited)
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$12
Net realized gain (loss) from investment securities	78
Net unrealized appreciation (depreciation) on investment securities	(12,396)
(12,306)
Capital Share Transactions:
Proceeds from shares sold	286,455
Net increase (decrease) in net assets	274,149
Net Assets:
Beginning of period	–
End of period	$274,149
Undistributed Net Investment Income (Loss)	$12
Share Activity:
Shares issued	29,442
Net increase (decrease) in shares outstanding	29,442

(a)  Commenced operations on March 1, 2005.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX Mercury Large Cap Value

FINANCIAL HIGHLIGHTS
(unaudited)

	For a share of beneficial interest outstanding throughout the period
	Net Asset	Investment Operations			Distributions			Net Asset
For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
4/30/2005	$10.00	$–	$(0.69)	$(0.69)	$–	$–	$–	$9.31

		Ratios/Supplemental Data
For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
4/30/2005	(6.90)%	$274,149	1.00%	1.25%	0.04%	4%

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not Annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX Mercury Large Cap Value ("the Fund") commenced operations on March 1, 2005.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX Mercury Large Cap Value

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX Mercury Large Cap Value ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on March 1, 2005.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

The initial sales charge currently is waived as this fund is available for investment only by certain strategic asset allocation funds.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period from inception through April 30, 2005, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the Federal Funds rate.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

For the period from inception through April 30, 2005, the Fund received no redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

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Semi-Annual Report 2005

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TA IDEX Mercury Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

The following schedule represents the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation–Growth Portfolio	$129,353	47.18%
TA IDEX Asset Allocation–Moderate Growth Portfolio	144,290	52.64%
Total	$273,643	99.82%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $250 million of ANA
0.775% of the next $500 million of ANA
0.75% of ANA over $750 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses exceed the following stated annual limit:

1.00% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at April 30, 2005.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Administrative Services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. The Fund pays TFS an annual fee of 0.02% of average net assets. The Legal fees on the statement on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS less than $1 for the period from inception through April 30, 2005.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period from inception through April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$289,168
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	7,346
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and net operating losses.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$281,900
Unrealized Appreciation	$2,431
Unrealized (Depreciation)	(14,827)
Net Unrealized Appreciation (Depreciation)	$(12,396)

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Semi-Annual Report 2005

8

TA IDEX Mercury Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

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Semi-Annual Report 2005

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TA IDEX Mercury Large Cap Value

A discussion regarding the basis of Transamerica IDEX Mutual Fund's Board of Trustees' approval of the fund's advisory arrangements will be available in the fund's annual report for the fiscal year ending October 31, 2005.

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TA IDEX PIMCO Real Return TIPS

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2004 and held for the entire period until April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,027.40	1.10%	$5.53
Hypothetical (b)	1,000.00	1,019.34	1.10	5.51
Class B
Actual	1,000.00	1,021.90	1.98	9.93
Hypothetical (b)	1,000.00	1,014.98	1.98	9.89
Class C
Actual	1,000.00	1,021.10	2.30	11.53
Hypothetical (b)	1,000.00	1,013.39	2.30	11.48
Class I
Actual	1,000.00	1,034.20	0.71	3.42
Hypothetical (b)	1,000.00	1,020.33	0.71	3.40

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Bond Type
At April 30, 2005

This chart shows the percentage breakdown by bond type of the Fund's total investment securities.

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Semi-Annual Report 2005

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TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal		Value
U.S. GOVERNMENT OBLIGATIONS (99.3%)
U.S. Treasury Inflation Indexed Bond 3.38%, due 01/15/2007		$27,349	$28,702
3.63%, due 01/15/2008		2,255	2,425
3.88%, due 01/15/2009		48,166	53,229
0.88%, due 04/15/2010		14,067	13,876
3.50%, due 01/15/2011		32,607	36,683
3.38%, due 01/15/2012		490	555
3.00%, due 07/15/2012		45,319	50,409
1.88%, due 07/15/2013		64,304	66,284
2.00%, due 01/15/2014		58,730	60,976
1.63%, due 01/15/2015		9,840	9,867
2.38%, due 01/15/2025		32,548	35,550
3.63%, due 04/15/2028		34,140	45,612
3.88%, due 04/15/2029		52,296	73,093
3.38%, due 04/15/2032		1,080	1,460
U.S. Treasury Inflation Indexed Note 2.00%, due 07/15/2014		72,522	75,262
U.S. Treasury Bond 6.63%, due 02/15/2027		900	1,147
Total U.S. Government Obligations (cost: $547,088)			555,130
U.S. GOVERNMENT AGENCY OBLIGATIONS (6.2%)
FNMA 2.83%, due 09/07/2006 (a) 22,600 22,589 2.93%, due 09/21/2006 (a)		10,500	10,490
FNMA, Series 2003-63, Class FA 3.17%, due 08/25/2034 (a)		1,804	1,801
Total U.S. Government Agency Obligations (cost $34,872)			34,880
FOREIGN GOVERNMENT OBLIGATIONS (3.5%)
Canada Government 3.00%, due 12/01/2036	CAD	410	406
French Republic 5.75%, due 10/25/2032	EUR	1,100	1,843
Kingdom of Spain 5.75%, due 07/30/2032	EUR	3,600	6,020
Republic of Brazil 8.00%, due 04/15/2014		$528	524
Republic of Germany 6.25%, due 01/04/2030	EUR	3,700	6,514
Russian Federation 5.00%, due 03/31/2030 (b)		$4,200	4,465
Total Foreign Government Obligations (cost: $19,601)			19,772

	Principal	Value
MORTGAGE-BACKED SECURITIES (1.8%)
Ameriquest Mortgage Securities, Inc., Series 2003-1, Class AII 3.43%, due 02/25/2033 (a)	$100	$101
Bank of America Mortgage Securities, Series 2004-1, Class 5A1 6.50%, due 09/25/2033	209	213
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-3, Class 1A2 3.31%, due 04/25/2035 (a)	4,581	4,594
Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class A2 3.22%, due 06/25/2045 (a)	2,700	2,706
GSAMP Trust, Series 2004-SEA2, Class A2A 3.31%, due 03/25/2034 (a)	476	476
Residential Asset Mortgage Product, Inc., Series 2004-RS9, Class AII1 3.18%, due 09/25/2013 (a)	1,598	1,598
Truman Capital Mortgage Loan Trust, Series 2004-1, Class A1-144A 3.36%, due 01/25/2034 (a)	169	169
Wells Fargo Home Equity Trust, Series 2004-2, Class AIII1 3.18%, due 06/25/2019 (a)	113	113
Total Mortgage-Backed Securities (cost: $9,952)		9,970
ASSET-BACKED SECURITIES (0.6%)
Small Business Administration, Series 2004-P10, Class A 4.50%, due 02/01/2014	1,165	1,154
Equity One ABS, Inc., Series 2004-1, Class AV2 3.32%, due 04/25/2034 (a)	750	753
Redwood Capital, Ltd., Series 2003-3-144A 6.95%, due 01/09/2006 (a)	300	300
Redwood Capital, Ltd., Series 2003-4-144A 5.40%, due 01/09/2006 (a)	300	300
Sequoia Mortgage Trust, Series 5, Class A 3.33%, due 10/19/2026 (a)	751	752
Total Asset-Backed Securities (cost: $3,269)		3,259

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2005

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TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (4.9%)
Automotive (0.5%)
DaimlerChrysler North America Holding Corp. 3.20%, due 03/07/2007 (a)	$2,800	$2,772
Business Credit Institutions (0.4%)
General Electric Capital Corp. 2.98%, due 03/04/2008 (a)	2,300	2,300
Insurance (0.0%)
Residential Reinsurance, Ltd.-144A 7.35%, due 06/08/2006 (a)	300	298
Personal Credit Institutions (3.3%)
Ford Motor Credit Co. 3.57%, due 07/07/2005 (a)	3,000	2,981
6.88%, due 02/01/2006	1,000	1,012
3.75%, due 11/16/2006 (a)	1,700	1,669
4.00%, due 03/21/2007 (a)	8,000	7,785
General Motors Acceptance Corp. 3.70%, due 05/18/2006 (a)	1,500	1,470
Toyota Motor Credit Corp. 2.91%, due 09/18/2006 (a)	3,500	3,499
Revenue-Miscellaneous (0.1%)
New Hampshire Municipal Bond Bank 5.00%, due 08/15/2013	500	552
Revenue-Tobacco (0.1%)
Tobacco Settlement Financing Corp., RI 6.00%, due 06/01/2023	600	605
Security & Commodity Brokers (0.4%)
Goldman Sachs Group, Inc., Series E 2.90%, due 08/01/2006 (a)	2,100	2,099
Telecommunications (0.1%)
Verizon Wireless Capital LLC-144A 2.93%, due 05/23/2005 (a)	300	300
Total Corporate Debt Securities (cost: $27,636)		27,342
	Shares	Value
PREFERRED STOCKS (0.2%)
Business Credit Institutions (0.2%)
Fannie Mae (a)	14,800	822
Total Preferred Stocks (cost: $740)		822
	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.1%)
U.S. Treasury Bill 2.65%, due 06/16/2005 (c)(d)	$40	40

	Principal	Value
2.68%, due 06/16/2005 (c)(d)	$30	$30
2.74%, due 06/16/2005 (c)(d)	500	497
Total Short-Term U.S. Government Obligations (cost: $567)		567
COMMERCIAL PAPER (0.7%)
Personal Credit Institutions (0.4%)
General Electric Capital Corp. 3.09%, due 07/25/2005	2,200	2,183
Security & Commodity Brokers (0.3%)
IXIS Commercial Paper-144A 3.08%, due 07/19/2005	1,900	1,886
Total Commercial Paper (cost: $4,069)		4,069
CERTIFICATES OF DEPOSIT (4.1%)
Citibank NA 2.68%, due 05/04/2005	100	100
2.90%, due 06/10/2005	7,700	7,700
HSBC Bank USA 2.75%, due 06/27/2005	2,800	2,800
Bank of America Corp. 2.72%, due 05/16/2005	200	200
2.91%, due 06/08/2005	12,300	12,300
Total Certificates Of Deposit (cost: $23,100)		23,100
	Contracts (e)	Value
PURCHASED OPTIONS (0.0%)
Put Options (0.0%)
90 Day Eurodollar Futures Put Strike $94.00 Expires 06/13/2005	111	1
90 Day Eurodollar Futures Put Strike $94.25 Expires 06/13/2005	63	– (f)
Euro-BOBL Put Strike $107.00 Expires 05/25/2005	75	1
U.S. Treasury Inflation Index Put Strike $89.00 Expires 05/25/2005	35,000,000	8
Total Purchased Options (cost: $11)		10
Total Investment Securities (cost: $670,905)		$678,921
WRITTEN OPTIONS (0.0%)
Covered Call Options (0.0%)
U.S. 10 Year Treasury Note Futures Call Strike $113.00 Expires 05/20/2005	88	(11)

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2005

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TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Contracts (e)	Value
U.S. 10 Year Treasury Note Futures	$187	$(64)
Call Strike $112.00
Expires 05/20/2005
Put Options (0.0%)
U.S. 10 Year Treasury Note Futures Put Strike $107.00 Expires 05/20/2005	267	(4)
U.S. 10 Year Treasury Note Futures Put Strike $109.00 Expires 05/20/2005	8	(1)
Total Written Options (premiums: -$123)		(80)
SUMMARY:
Investments, at value	121.4%	$678,921
Written Options	0.0%	(80)
Liabilities in excess of other assets	(21.4)%	$(119,731)
Net assets	100.0%	$559,110
SWAP AGREEMENTS:

	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive a floating rate based on 3-month United States Dollar – LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 6.00%. Counterparty: UBS AG	12/18/13	$2,700	$(189)
Receive a floating rate based on 3-month United States Dollar – LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 4.00%. Counterparty: Bank of America, N.A.	6/15/15	3,100	(1)
Receive a floating rate based on 3-month United States Dollar – LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 5.00%. Counterparty: Bank of America, N.A.	6/15/15	16,800	(113)
Receive a floating rate based on 3-month United States Dollar-LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 5.00%. Counterparty: Goldman Sachs Capital Markets, LP	6/15/15	19,400	(83)
Receive a floating rate based on 3-month United States Dollar – LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 5.00%. Counterparty: JP Morgan	6/15/15	8,400	(81)

The notes to the financial statements are an integral part of this report.

	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive a floating rate based on 3-month United States Dollar – LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 5.00%. Counterparty: Lehman Brothers Special Financing Inc.	6/15/15	$10,400	$85
Receive a floating rate based on 3-month United States Dollar – LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 5.00%. Counterparty: Morgan Stanley	6/15/15	32,600	209
Receive a fixed rate equal to 4.00% and pay a floating rate based on 6-month EUIBOR (Euro Interbank Offered Rate). Counterparty: Citibank N.A.	6/17/10	8,000	524
Receive a fixed rate equal to 4.00% and pay a floating rate based on 6-month EUIBOR (Euro Interbank Offered Rate). Counterparty: Barclays Bank PLC	6/17/10	5,700	396
Receive a fixed rate equal to 0.70% and the Fund will pay to the counterparty at par in the event of default of Russian Federation, 5.00%, due 03/31/2030. Counterparty: Morgan Stanley	5/24/05	5,500	1
Total Swap Agreements (premium $2,319)		$112,600	$748
FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Canadian Dollar	(487)	6/9/2005	$(394)	$5
Euro Dollar	(313)	5/18/2005	(404)	0
Euro Dollar	(11,286)	5/25/2005	(14,782)	199
			$(15,580)	$204
FUTURES CONTRACTS:
	Contracts	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	90	06/30/2005	$10,028	$191
90-Day Euro Dollar	174	06/13/2005	42,010	(268)
Euro-BUND	33	06/10/2005	5,144	122
U.S. Long Bond	50	06/30/2005	5,742	163
			$62,924	$208

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Semi-Annual Report 2005

4

TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  Floating or variable rate note. Rate is listed as of April 30, 2005.

(b)  Securities are stepbonds. Russian Federation has a coupon rate of 5.00% until 03/31/2007, thereafter the coupon rate will become 7.50%.

(c)  At April 30, 2005, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts. The value of all securities segregated at April 30, 2005, is $259.

(d)  At April 30, 2005, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at April 30, 2005 is $309.

(e)  Contract amounts are not in thousands.

(f)  Value is less than $1.

DEFINITIONS:

ABS  Asset Backed Security

BOBL  German Federal Debt Obligations (Bundes OBLigationen)

CAD  Canadian Dollar

EUR  Euro

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities aggregated $3,253 or 0.6% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX PIMCO Real Return TIPS

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $670,905)	$678,921
Cash	6,123
Foreign cash (cost: $175)	172
Receivables:
Shares of beneficial interest sold	333
Interest	4,106
Receivable from premiums on written options	1
Unrealized appreciation on forward currency contracts	204
Other	72
689,932
Liabilities:
Investment securities purchased	128,650
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	43
Management and advisory fees	311
Distribution and service fees	92
Transfer agent fees	9
Variation margin	36
Written options (premiums $123)	80
Swap agreements at value (premium $2,319)	1,571
Other	30
130,822
Net Assets	$559,110
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$549,300
Undistributed net investment income (loss)	1,085
Accumulated net realized gain (loss) from investment securities, futures contracts, foreign currency transactions, written options and swaps	(488)
Net unrealized appreciation (depreciation) on:
Investment securities	8,014
Futures contracts	208
Written option contracts	43
Swap agreements	748
Translation of assets and liabilites denominated in foreign currencies	200
Net Assets	$559,110
Net Assets by Class:
Class A	$275,963
Class B	9,274
Class C	8,102
Class I	265,771
Shares Outstanding:
Class A	26,233
Class B	887
Class C	779
Class I	25,212
Net Asset Value Per Share:
Class A	$10.52
Class B	10.45
Class C	10.41
Class I	10.54
Maximum Offering Price Per Share (a):
Class A	$11.04

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes  B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$8,058
Dividends	13
8,071
Expenses:
Management and advisory fees	1,869
Transfer agent fees:
Class A	4
Class B	4
Class C	3
Class I	2
Custody fees	48
Administration fees	51
Legal fees	13
Audit fees	13
Trustees fees	10
Registration fees:
Class A	21
Class B	6
Class C	19
Distribution and service fees:
Class A	560
Class B	41
Class C	36
Total expenses	2,700
Less:
Reimbursement of class expenses:
Class C	(2)
Net expenses	2,698
Net Investment Income (Loss)	5,373
Net Realized Gain (Loss) from:
Investment securities	1,978
Futures contracts	511
Written option contracts	130
Swap agreements	(1,649)
Foreign currency transactions	(93)
877
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	5,947
Futures contracts	3
Written option contracts	8
Swap agreements	2,405
Translation of assets and liabilities denominated in foreign currencies	196
8,559
Net Gain (Loss) on Investments, Futures Contracts, Written Options, Swaps and Foreign Currency Transactions	9,436
Net Increase (Decrease) in Net Assets Resulting from Operations	$14,809

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX PIMCO Real Return TIPS

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2005 (unaudited)	October 31, 2004
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$5,373	$400
Net realized gain (loss) from investment securities, futures contracts, foreign currency transactions, written options and swaps	877	16,577
Net unrealized appreciation (depreciation) on investment securities, futures contracts, written options, swaps and foreign currency translation	8,559	605
	14,809	17,582
Distributions to Shareholders:
From net investment income:
Class A	(2,173)	(392)
Class B	(22)	(6)
Class C	(20)	(6)
Class I	(2,204)	–
	(4,419)	(404)
From net realized gains:
Class A	(5,455)	(8,780)
Class B	(127)	(216)
Class C	(109)	(183)
Class C2	–	(12)
Class M	–	(20)
Class I	(3,816)	–
	(9,507)	(9,211)
Capital Share Transactions:
Proceeds from shares sold:
Class A	13,711	281,364
Class B	3,441	5,292
Class C	2,927	4,790
Class C2	–	59
Class M	–	345
Class I	258,919	–
	278,998	291,850
Dividends and distributions reinvested:
Class A	7,605	9,143
Class B	113	169
Class C	81	123
Class C2	–	11
Class M	–	20
Class I	6,020	–
	13,819	9,466
Cost of shares redeemed:
Class A	(75,622)	(4,390)
Class B	(1,814)	(1,311)
Class C	(1,533)	(2,691)
Class C2	–	(99)
Class M	–	(59)
	(78,969)	(8,550)
Class level exchanges:
Class C	–	1,062
Class C2	–	(302)
Class M	–	(760)
	–	–
	213,848	292,766
Net increase (decrease) in net assets	214,731	300,733

	April 30, 2005 (unaudited)	October 31, 2004
Net Assets:
Beginning of period	344,379	43,646
End of period	$559,110	$344,379
Undistributed Net Investment Income (Loss)	$1,085	$131
Share Activity:
Shares issued:
Class A	1,310	27,408
Class B	331	514
Class C	284	470
Class C2	–	6
Class M	–	35
Class I	24,638	–
	26,563	28,433
Shares issued-reinvested from distributions:
Class A	726	908
Class B	10	17
Class C	8	12
Class C2	–	1
Class M	–	2
Class I	574	–
	1,318	940
Shares redeemed:
Class A	(7,307)	(428)
Class B	(174)	(128)
Class C	(148)	(263)
Class C2	–	(10)
Class M	–	(6)
	(7,629)	(835)
Class level exchanges:
Class C	–	104
Class C2	–	(30)
Class M	–	(74)
	–	–
Net increase (decrease) in shares outstanding:
Class A	(5,271)	27,888
Class B	167	403
Class C	144	323
Class C2	–	(33)
Class M	–	(43)
Class I	25,212	–
	20,252	28,538

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX PIMCO Real Return TIPS

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2005)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$10.48	$0.09	$0.19	$0.28	$(0.07)	$(0.17)	$(0.24)	$10.52
	10/31/2004	10.10	0.02	0.76	0.78	(0.02)	(0.38)	(0.40)	10.48
	10/31/2003	10.00	0.14	0.07	0.21	(0.11)	–	(0.11)	10.10
Class B	4/30/2005	10.42	0.05	0.18	0.23	(0.03)	(0.17)	(0.20)	10.45
	10/31/2004	10.08	(0.02)	0.75	0.73	(0.01)	(0.38)	(0.39)	10.42
	10/31/2003	10.00	0.09	0.08	0.17	(0.09)	–	(0.09)	10.08
Class C	4/30/2005	10.39	0.04	0.18	0.22	(0.03)	(0.17)	(0.20)	10.41
	10/31/2004	10.08	(0.06)	0.76	0.70	(0.01)	(0.38)	(0.39)	10.39
	10/31/2003	10.00	0.09	0.08	0.17	(0.09)	–	(0.09)	10.08
Class I	4/30/2005	10.45	0.12	0.23	0.35	(0.09)	(0.17)	(0.26)	10.54

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	2.74%	$275,963	1.10%	1.10%	1.72%	561%
	10/31/2004	7.94	330,282	1.15	1.15	0.20	1,438
	10/31/2003	2.09	36,531	1.65	2.03	2.07	480
Class B	4/30/2005	2.19	9,274	1.98	1.98	0.99	561
	10/31/2004	7.51	7,496	1.51	1.51	(0.20)	1,438
	10/31/2003	1.72	3,194	2.30	2.68	1.42	480
Class C	4/30/2005	2.11	8,102	2.30	2.35	0.70	561
	10/31/2004	7.20	6,601	1.87	1.87	(0.52)	1,438
	10/31/2003	1.72	3,148	2.30	2.68	1.42	480
Class I	4/30/2005	3.42	265,771	0.71	0.71	2.35	561

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on average number of shares outstanding,

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX PIMCO Real Return TIPS ("The Fund") commenced operations on March 1, 2003. The inception date of the Fund's offering of share Class I was November 8, 2004.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX PIMCO Real Return TIPS

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX PIMCO Real Return TIPS ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on March 1, 2003.

The Fund is "non-diversified" under the 1940 Act.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The fund currently offers four classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. On June 15, 2004, Class C2 shares merged into Class C. On September 24, 2004, Class M shares merged into Class C. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." If market quotations are not readily available, and the impact of such a significant market event materially effects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX PIMCO Real Return TIPS

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

on the specific identification basis. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at April 30, 2005, are listed in the Schedule of Investments.

Swap agreements: The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of realized gain or loss on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Open swap agreements at April 30, 2005, are listed in the Schedule of Investments.

Futures, options and swaptions contracts: The Fund may enter into futures and/or options contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Option contracts are valued at the average of the bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with futures contracts and options are imperfect correlation between the change in value of the securities held and the prices of futures contracts and options; the possibility of an illiquid market and inability of the counterparty to meet the contract terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX PIMCO Real Return TIPS

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written.

The Fund is authorized to write swaption contracts to manage exposure to fluctuations in interest rates and to enhance fund yield. Swaption contracts written by the Fund represents an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call option is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers.

When the Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current value of the swaption. Changes in the value of the swaption are reported as Unrealized gains or losses in written options in the Statement of Assets and Liabilities. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from written options. The difference between the premium and the amount paid on affecting a closing purchase transaction is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Fund enters into swaption contracts with counterparties whose creditworthiness has been approved by the Board of Trustees. The Fund bears the market risk arising from any changes in index values or interest rates.

The underlying face amount of open futures, option, and swaption contracts at April 30, 2005, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the accompanying Statement of Assets and Liabilities. Variation margin represents the additional payment due or excess deposits made in order to maintain the equity account at the required margin level.

Transactions in written options were as follows:

	Premium	Contracts*
Beginning Balance October 31, 2004	$24	100
Sales	188	698
Expirations	(89)	(248)
Balance at April 30, 2005	$123	550

*  Contracts not in thousands

Transactions in written swaptions were as follows:

	Premium	Notional Amount
Beginning Balance October 31, 2004	$41	4,800
Expirations	(41)	(4,800)
Balance at April 30, 2005	$–	–

Account maintenance fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder's account.

No fee will be charged under the following conditions:

•  accounts opened within the preceding 24 months

•  accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•  accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•  accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•  UTMA/UGMA accounts

•  Fiduciary accounts

•  B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the six months ended April 30, 2005, there were no account maintenance fees.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

11

TA IDEX PIMCO Real Return TIPS

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

For the six months ended April 30, 2005, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

The following schedule represents the percentage of fund assets owned by affiliated mutual funds (i.e. through the Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (f/k/a AEGON/Transamerica Series Fund, Inc.) asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation–Conservative Portfolio	$42,142	7.54%
TA IDEX Asset Allocation–Moderate Growth Portfolio	100,273	17.93%
TA IDEX Asset Allocation–Moderate Portfolio	127,366	22.78%
Asset Allocation–Conservative Portfolio	59,133	10.58%
Asset Allocation–Moderate Growth Portfolio	86,614	15.49%
Asset Allocation–Moderate Portfolio	119,725	21.41%
Total	$535,253	95.73%

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

From November 1, 2004 to December 31, 2004:

0.70% of ANA

From January 1, 2005 on:

0.70% of the first $250 million of ANA
0.65% of the next $500 million of ANA
0.60% of ANA over $750 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit for Classes A, B and C:

1.30% Expense Limit
1.00% Expense Limit–Class I

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at April 30, 2005.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2005, the underwriter commissions were as follows:

Received by Underwriter	$154
Retained by Underwriter	10
Contingent Deferred Sales Charge	15

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

12

TA IDEX PIMCO Real Return TIPS

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS $15 for the six months ended April 30, 2005.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2005, the value of invested plan amount was $7. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2005, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$30,000
U.S. Government	3,651,123
Proceeds from maturities and sales of securities
Long-Term excluding U.S. Government	11,133
U.S. Government	3,421,422

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$669,787
Unrealized Appreciation	$9,687
Unrealized (Depreciation)	(553)
Net Unrealized Appreciation (Depreciation)	$9,134

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.
TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

13

TA IDEX PIMCO Real Return TIPS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between TA IDEX PIMCO Real Return TIPS (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Pacific Investment Management LLC (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by TFAI's management capabilities demonstrated with respect to the Fund and other funds managed by TFAI, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Fund's strong investment performance. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Fund. The Board concluded, based in particular on information provided by Lipper Analytics, that the Fund's investment performance was competitive or superior relative to comparable funds and to the Fund's benchmark index. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Fund, the estimated profitability of TFAI's relationships with the Fund and TA IDEX, and the estimated profitability of the Sub-Adviser's relationship with the Fund, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the performance of the Fund, the management fees of comparable investment companies, and the anticipated profitability of the relationship between the Fund, TFAI and the Sub-Adviser.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Trustees concluded that inclusion of asset-based breakpoints in the Fund's advisory fee schedule would appropriately benefit investors by realizing economies of scale in the form of a lower advisory fee rate and lower level of Fund operating expenses as the level of Fund assets increases. Accordingly, the Board and TFAI agreed to implement advisory fee breakpoints as a means to eventually lower the level of the Fund's operating expense. The Board also concluded that the advisory fees appropriately reflect the Fund's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Fund. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that neither TFAI nor the Sub-Adviser realizes "soft dollar" benefits from its relationship with the Fund.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund which, as demonstrated in the past with the Fund, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

TA IDEX PIMCO Real Return TIPS 14

TA IDEX PIMCO Real Return TIPS

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:  Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX PIMCO Real Return TIPS

Proposal 2:  Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
37,320,187.526	15,545.572	855,530.196

Proposal 3:  Approval of changes to the fundamental investment restrictions of TA IDEX PIMCO Real Returns TIPS.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	37,336,818.668	12,528.626	841,916.000
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	37,335,896.668	13,450.626	841,916.000
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	37,336,818.668	12,528.626	841,916.000
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	37,336,818.668	12,528.626	841,916.000
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	37,336,818.668	12,528.626	841,916.000
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	37,335,004.668	14,342.626	841,916.000
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	37,335,896.668	13,450.626	841,916.000
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	37,335,896.668	13,450.626	841,916.000

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

TA IDEX PIMCO Real Return TIPS 15

TA IDEX PIMCO Total Return

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2004 and held for the entire period until April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,010.00	1.21%	$6.03
Hypothetical (b)	1,000.00	1,018.79	1.21	6.06
Class B
Actual	1,000.00	1,006.60	1.94	9.65
Hypothetical (b)	1,000.00	1,015.17	1.94	9.69
Class C
Actual	1,000.00	1,005.30	2.15	10.69
Hypothetical (b)	1,000.00	1,014.13	2.15	10.74

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Bond Sector
At April 30, 2005

This chart shows the percentage breakdown by bond sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (15.8%)
U.S. Treasury Bond 7.50%, due 11/15/2016	$4,600	$5,909
6.00%, due 02/15/2026	530	627
U.S. Treasury Inflation Indexed Bond 3.63%, due 01/15/2008 1.88%, due 07/15/2013 2.38%, due 01/15/2025 3.88%, due 04/15/2029	1,305 157 366 397	1,404 161 400 554
U.S. Treasury Inflation Indexed Note 2.00%, due 07/15/2014	1,322	1,372
U.S. Treasury Note 4.88%, due 02/15/2012	13,925	14,630
Total U.S. Government Obligations (cost: $24,674)		25,057
U.S. GOVERNMENT AGENCY OBLIGATIONS (36.9%)
Fannie Mae 5.50%, due 07/01/2016 5.50%, due 12/01/2016 5.50%, due 01/01/2017 5.50%, due 02/01/2017 5.50%, due 05/01/2017 5.00%, due 11/01/2017 5.00%, due 02/01/2018 5.50%, due 02/01/2018 5.00%, due 03/01/2018 5.00%, due 05/01/2018 5.00%, due 06/01/2018 5.00%, due 08/01/2018 5.00%, due 05/01/2019 5.00%, due 09/01/2019 5.00%, due 12/01/2019 4.14%, due 01/01/2028 (a) 5.50%, due 11/01/2032 5.50%, due 01/01/2033 5.16%, due 04/01/2033 (a) 5.50%, due 07/01/2033 5.50%, due 08/01/2033 5.50%, due 01/01/2034 5.00%, due 05/01/2034 5.50%, due 01/01/2035 5.50%, due 02/01/2035 5.50%, due 03/01/2035 5.50%, due 04/01/2035	351 118 137 135 156 903 281 392 851 655 648 239 364 300 486 152 2,966 921 58 255 306 432 2,495 1,693 1,786 1,267 206	360 121 140 138 160 911 284 401 858 660 653 241 367 302 490 156 3,001 931 59 258 309 437 2,473 1,711 1,804 1,280 208

	Principal	Value
Fannie Mae–May TBA
5.00%, due 05/01/2019	$1,000	$1,007
5.00%, due 05/01/2035	500	495
5.50%, due 05/01/2035	25,300	25,537
Fannie Mae–June TBA 5.00%, due 06/01/2035	7,500	7,406
Fannie Mae, Series 2003-88 TB 3.00%, due 08/25/2009	100	100
Freddie Mac 6.00%, due 12/15/2007 6.50%, due 04/15/2029 6.50%, due 02/15/2030 6.50%, due 07/25/2043	8 23 23 70	8 24 23 73
Freddie Mac, Series 2572, Class HA 5.00%, due 06/15/2013	160	161
Ginnie Mae 6.50%, due 07/15/2023 6.50%, due 02/15/2028 6.50%, due 06/15/2029 6.50%, due 01/15/2030 5.50%, due 03/15/2032 5.50%, due 12/15/2032 5.50%, due 12/15/2033 5.50%, due 02/15/2034	8 285 360 13 90 227 448 1,788	9 299 377 13 92 231 457 1,820
Ginnie Mae–May TBA 5.50%, due 05/01/2035	1,500	1,525
Ginnie Mae–Series 2020-40 6.50%, due 06/20/2032	48	51
Total U.S. Government Agency Obligations (cost: $58,217)		58,421
FOREIGN GOVERNMENT OBLIGATIONS (6.7%)
French Republic 4.00%, due 04/25/2055	500	646
French T-Bill Zero Coupon, due 07/28/2005	500	645
Hong Kong Government–144A 5.13%, due 08/01/2014	400	408
Italian Republic 3.75%, due 10/10/2006	45,000	431
Kingdom of Spain 3.10%, due 09/20/2006 5.75%, due 07/30/2032 4.20%, due 01/31/2037	30,000 1,580 300	298 2,642 401
Malaysia Government 7.50%, due 07/15/2011	10	12

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Republic of Brazil
3.06%, due 04/15/2006 (a)	$144	$144
11.50%, due 03/12/2008 122		138
4.31%, due 04/15/2009 (a) 259		254
8.84%, due 06/29/2009 (a) 350		400
11.00%, due 01/11/2012 200		232
4.31%, due 04/15/2012 (a) 264		247
8.00%, due 04/15/2014 264		262
11.00%, due 08/17/2040 150		170
Republic of Panama 8.25%, due 04/22/2008	390	422
Republic of Peru 9.13%, due 02/21/2012 5.00%, due 03/07/2017 (a)	170 149	195 138
Republic of South Africa 5.25%, due 05/16/2013 6.50%, due 06/02/2014	90 200	124 216
Russian Federation, Reg S 8.25%, due 03/31/2010 5.00%, due 03/31/2030 (b)	750 1,009	820 1,073
United Mexican States 3.84%, due 01/13/2009 (a) 9.88%, due 02/01/2010 6.38%, due 01/16/2013	65 75 75	66 90 78
Total Foreign Government Obligations (cost: $10,191)		10,552
MORTGAGE-BACKED SECURITIES (1.0%)
Bank of America Mortgage Securities, Series 2002-K, Class 2A1 5.60%, due 10/20/2032 (a)	87	88
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-5, Class VIA 5.93%, due 06/25/2032 (a)	14	14
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 1A1 4.43%, due 01/25/2034 (a)	324	322
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1 4.88%, due 01/25/2034 (a)	104	103
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1 4.73%, due 01/25/2034 (a)	157	154
Carrington Mortgage Loan Trust, Series 2004-NC1, Class A2A 3.13%, due 05/25/2034 (a)	24	24

	Principal	Value
CDC Mortgage Capital Trust, Series 2002-BE2, Class A 3.31%, due 01/25/2033 (a)	$5	$5
Centex Home Equity, Series 2004-A, Class AV2 3.30%, due 01/25/2034 (a)	85	85
Countrywide Alternative Loan Trust, Series 2003-J11, Class 4A1 6.00%, due 10/25/2032	25	25
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7, Class 1A2 3.29%, due 05/25/2034 (a)	39	39
Credit Suisse First Boston Mortgage Securities Corp., Series 2002, Class P-3–144A 1.90%, due 08/25/2033	267	268
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-P1, Class A1 1.53%, due 03/28/2032	10	10
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-P2A, Class A2 2.14%, due 03/25/2032	98	97
Home Equity Asset Trust, Series 2002-1, Class A4 3.32%, due 11/25/2032 (a)	15	15
KBC Bank Fund Trust III Preferred–144A 9.86%, due 11/29/2049 (d)	15	18
Merrill Lynch Mortgage Investors, Inc., Series 2002-AFC1, Class AV1 3.22%, due 04/25/2031 (a)	1	1
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1 6.50%, due 03/25/2032	24	24
Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A-1 3.18%, due 09/19/2032 (a)	182	182
Structured Asset Securities Corp., Series 2002-9, Class A2 3.32%, due 10/25/2027 (a)	40	40
Structured Asset Securities Corp., Series 2002-HF1, Class A 3.31%, due 01/25/2033 (a)	6	5
Structured Asset Securities Trust, Series 2002-BC4, Class A 3.31%, due 07/25/2032 (a)	12	12
Total Mortgage-Backed Securities (cost: $1,545)		1,531

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (3.5%)
Bank One Issuance Trust, Series 2002-2, Class A 4.16%, due 01/15/2008	$125	$125
Bear Stearns Asset Backed Securities, Inc., Series 2002-2, Class A1 3.35%, due 10/25/2032 (a)	43	43
Countrywide Home Loan Mortgage Pass Trust, Series 2002-30, Class M 3.90%, due 10/19/2032 (a)	138	137
Credit-Based Asset Servicing and Securitization, Series 2002-CB6, Class 2A1 3.52%, due 01/25/2033 (a)	4	4
Credit-Based Asset Servicing and Securitization, Series 2004-CB5, Class AV1 3.15%, due 09/25/2021 (a)	75	75
First Horizon Asset Securities, Inc., Series 2000-H, Class IA 7.00%, due 09/25/2030	3	3
Morgan Stanley ABS Capital I, Series 2003-HE2, Class A2 3.36%, due 08/25/2033 (a)	100	100
Park Place Securities, Inc., Series 2004-MCW1, Class A3 3.05%, due 10/25/2034 (a)	55	55
Protective Life US Funding Trust–144A 3.19%, due 09/26/2005 (a)	280	280
Quest Trust, Series 2004-X2, Class A–144A 3.58%, due 06/25/2034 (a)	119	119
Rabobank Capital Funding II–144A 5.26%, due 12/31/2049 (e)	210	211
Rabobank Capital Funding Trust–144A 5.25%, due 12/31/2049 (f)	280	280
RACERS Series 1997-R-8-3-144A 3.09%, due 08/15/2007 (a)	300	288
Ras Laffan Liquefied Natural Gas Co., Ltd.–144A 3.44%, due 09/15/2009	83	81
Sequoia Mortgage Trust, Series 10, Class 2A1 3.37%, due 10/20/2027 (a)	316	317
Small Business Administration Participation, Series 2003-201 5.13%, due 09/01/2023	92	94
Small Business Administration, Series 2004-20C 4.34%, due 03/01/2024	566	550

	Principal	Value
Small Business Administration, Series 2004-P10, Class A 4.50%, due 02/01/2014	$291	$289
Washington Mutual, Series 2000-3, Class A 3.52%, due 12/25/2040 (a)	148	147
Washington Mutual, Series 2002-AR10, Class A6 4.82%, due 10/25/2032 (a)	28	27
Washington Mutual, Series 2002-AR2, Class A 3.57%, due 02/27/2034 (a)	53	53
Washington Mutual, Series 2003-R1, Class A1 3.29%, due 12/25/2027 (a)	2,202	2,198
Total Asset-Backed Securities (cost: $5,512)		5,476
CORPORATE DEBT SECURITIES (7.6%)
Air Transportation (0.4%)
Continental Airlines, Inc. 7.06%, due 09/15/2009	200	203
UAL Corp. 6.20%, due 09/01/2008 6.60%, due 09/01/2013	290 126	268 119
Automotive (0.8%)
DaimlerChrysler North America Holding Corp. 3.20%, due 03/07/2007 (a) 6.50%, due 11/15/2013	800 160	792 163
General Motors Corp. 8.38%, due 07/15/2033	325	247
Commercial Banks (0.3%)
Export-Import Bank of China–144A 5.25%, due 07/29/2014	250	254
HSBC Capital Funding LP–144A 10.18%, due 12/31/2049 (g)	150	234
Communication (0.2%)
Continental Cablevision, Inc. 8.30%, due 05/15/2006	100	104
CSC Holdings, Inc. 7.63%, due 04/01/2011	150	152
Electric Services (0.4%)
Florida Power Corp. 4.80%, due 03/01/2013	450	449
PSEG Power LLC 6.95%, due 06/01/2012	210	234

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Electric, Gas & Sanitary Services (0.2%)
Niagara Mohawk Power Corp. 7.75%, due 10/01/2008	$250	$277
Pacific Gas & Electric Co. 3.82%, due 04/03/2006 (a)	45	45
Environmental Services (0.0%)
Waste Management, Inc. 6.38%, due 11/15/2012	75	83
Food & Kindred Products (0.2%)
HJ Heinz Co.–144A 6.19%, due 12/01/2020 (a)	300	304
Gas Production & Distribution (0.4%)
El Paso Energy Corp. 7.75%, due 01/15/2032	125	115
Sonat, Inc. 7.63%, due 07/15/2011	370	359
Southern Natural Gas Co. 8.00%, due 03/01/2032	100	111
General Obligation-City (0.2%)
Chicago, IL, Board of Education 5.00%, due 12/01/2012	255	281
Hotels & Other Lodging Places (0.4%)
Harrah's Operating Co., Inc. 7.50%, due 01/15/2009	10	11
Park Place Entertainment Corp. 7.50%, due 09/01/2009	350	382
Starwood Hotels & Resorts Worldwide, Inc. 7.88%, due 05/01/2012	200	219
Motion Pictures (0.1%)
Time Warner, Inc. 8.11%, due 08/15/2006 6.88%, due 05/01/2012	200 20	209 22
Municipal Obligations (0.0%)
Fairfax County, VA 5.25%, due 04/01/2013	45	57
Oil & Gas Extraction (0.4%)
Gaz Capital for Gazprom, Reg S 8.63%, due 04/28/2034	500	573
Paper & Allied Products (0.0%)
Bowater Canada Finance Corp. 7.95%, due 11/15/2011	10	10
Personal Credit Institutions (1.2%)
Ford Motor Credit Co. 6.88%, due 02/01/2006	700	708

	Principal	Value
Personal Credit Institutions (continued)
General Motors Acceptance Corp.
4.39%, due 10/20/2005 (a)	$1,220	$1,217
6.75%, due 01/15/2006	50	50
Railroads (0.0%)
Burlington Northern Santa Fe Corp.
6.38%, due 12/15/2005	40	41
Revenue-Education (0.1%)
Michigan State Building Authority
5.25%, due 10/15/2013	180	203
Revenue-Tobacco (0.9%)
Golden State Tobacco Securitization Corp. 6.75%, due 06/01/2039	80	85
7.90%, due 06/01/2042	35	40
Tobacco Settlement Authority 5.60%, due 06/01/2035	100	95
Tobacco Settlement Financing Corp. 6.00%, due 06/01/2037 5.88%, due 05/15/2039 6.38%, due 06/01/2032	730 40 420	730 40 433
Revenue-Utilities (0.4%)
New York, NY, City Municipal Water Finance Authority 5.00%, due 06/15/2035	90	94
San Antonio, Texas, Texas Water Utility Improvements, Revenue Bonds, Series A 5.00%, due 05/15/2032	450	465
Telecommunications (1.0%)
Cingular Wireless LLC 6.50%, due 12/15/2011	180	196
Deutsche Telekom International Finance BV 7.75%, due 06/15/2005 (h) 8.13%, due 05/29/2012	205 124	206 205
France Telecom SA 6.75%, due 03/14/2008 (i)	307	441
SBC Communications, Inc. 4.13%, due 09/15/2009	575	566
Total Corporate Debt Securities (cost: $11,499)		12,092
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (13.4%)
Fannie Mae 2.74%, due 05/02/2005 2.73%, due 06/01/2005 2.66%, due 06/13/2005 2.68%, due 06/13/2005 2.95%, due 06/22/2005	1,300 1,900 2,200 300 4,200	1,300 1,895 2,192 299 4,182

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
2.88%, due 06/27/2005	$2,100	$2,090
2.96%, due 06/29/2005	400	398
Federal Home Loan Bank 3.03%, due 08/08/2005	700	694
Freddie Mac 2.97%, due 06/28/2005	300	298
2.92%, due 06/30/2005	1,100	1,094
3.02%, due 08/09/2005 3.00%, due 08/08/2005	3,000 3,100	2,975 3,075
U.S. Treasury Bill 2.68%, due 06/02/2005 (j)(k)	30	30
2.71%, due 06/02/2005 2.74%, due 06/16/2005 (j)(k) 2.75%, due 06/16/2005 2.69%, due 06/02/2005	80 470 15 50	80 469 15 50
	Total Short-Term U.S. Government Obligations (cost: $21,136)	21,136
COMMERCIAL PAPER (35.1%)
Commercial Banks (28.0%)
ANZ (Delaware), Inc. 2.84%, due 06/03/2005	500	499
ANZ National International, Ltd.–144A 2.72%, due 05/23/2005 2.83%, due 05/31/2005 2.90%, due 06/08/2005	600 800 1,900	599 798 1,894
Barclays U.S. Funding Corp. 2.67%, due 05/02/2005 2.97%, due 05/25/2005	200 1,400	200 1,397
Danske Corp. 2.79%, due 06/20/2005 2.98%, due 06/30/2005 3.01%, due 07/07/2005 3.02%, due 07/15/2005	1,500 800 400 300	1,494 796 398 298
Dexia Delaware LLC 3.00%, due 07/05/2005	400	398
DNB NOR Bank ASA 2.78%, due 06/15/2005 2.98%, due 07/14/2005	2,400 1,600	2,392 1,590
Governor & Co. (The) of The Bank of Ireland 2.56%, due 05/05/2005	4,200	4,199
HBOS Treasury Services 2.71%, due 05/11/2005 2.87%, due 05/17/2005 2.83%, due 05/31/2005 2.95%, due 06/16/2005	500 100 2,100 1,400	500 100 2,095 1,395

	Principal	Value
Commercial Banks (continued)
ING (US) Funding LLC
2.96%, due 06/21/2005	$4,200	$4,183
2.98%, due 06/30/2005	400	398
3.04%, due 07/19/2005	100	99
KFW International Finance–144A 2.85%, due 05/16/2005	1,400	1,398
Skandinaviska Enskilda Banken AB–144A 2.68%, due 05/03/2005 2.88%, due 06/09/2005 2.85%, due 06/24/2005	500 500 3,600	500 498 3,585
Svenska Handelsbanken, Inc. 3.05%, due 07/20/2005	3,700	3,676
Swedbank 3.01%, due 07/01/2005	600	597
UBS Finance Delaware LLC 2.83%, due 05/09/2005 2.73%, due 06/02/2005 2.84%, due 06/22/2005 3.02%, due 07/22/2005	100 300 2,700 1,600	100 299 2,689 1,589
Westpac Capital Corp. 3.01%, due 07/08/2005	3,600	3,580
Holding & Other Investment Offices (2.5%)
Rabobank USA Finance Corp. 2.95%, due 06/21/2005	3,900	3,883
Mortgage Bankers & Brokers (1.2%)
Spintab AB 2.75%, due 06/03/2005 3.18%, due 09/01/2005	400 1,600	399 1,582
Personal Credit Institutions (0.8%)
General Electric Capital Corp. 2.97%, due 06/20/2005 3.04%, due 07/11/2005	200 1,000	199 994
Security & Commodity Brokers (2.6%)
IXIS–144A 2.89%, due 06/21/2005	4,200	4,183
Total Commercial Paper (cost: $21,136)		55,473
PURCHASED OPTIONS (0.0%)
Put Options (0.0%)
90-Day Euro Dollar Futures	94	1
Put Strike $93.75
Expires 12/19/2005
Total Purchased Options (cost: $1)		1
Total Investment Securities (cost: $188,248)		$189,739

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Contracts (l)	Value
WRITTEN OPTIONS (-0.1%)
Covered Call Options (-0.1%)
U.S. 10 Year Treasury Note Futures	71	$(9)
Call Strike $113.00
Expires 05/20/2005
U.S. 10 Year Treasury Note Futures Call Strike $115.00 Expires 05/20/2005	59	(1)
U.S. 10 Year Treasury Note Futures Call Strike $111.00 Expires 05/20/2005	50	(41)
U.S. 10 Year Treasury Note Futures Call Strike $112.00 Expires 08/26/2005	45	(49)
Put Options (-0.0%)
U.S. 10 Year Treasury Note Futures Put Strike $108.00 Expires 05/20/2005	71	(2)
U.S. 10 Year Treasury Note Futures Put Strike $109.00 Expires 05/20/2005	59	(4)
U.S. 10 Year Treasury Note Futures Put Strike $105.00 Expires 05/20/2005	50	(1)
U.S. 10 Year Treasury Note Futures Put Strike $107.00 Expires 08/26/2005	45	(9)
U.S. Treasury Bond Futures Put Strike $108.00 Expires 05/20/2005	11	– (c)
Total Written Options (premium: -$135)		(116)
SUMMARY:
Investments, at value	120.0%	$189,739
Written options	(0.1)%	(116)
Liabilities in excess of other assets	(19.9)%	(31,480)
Net assets	100.0%	$158,143

SWAP AGREEMENTS:
	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 6.00% and pay a floating rate based on 6-month EURIBOR (Euro Interbank Offered Rate). Counterparty: Lehman Brothers Special Financing Inc.	06/18/2014	$1,000	$122
Receive a floating rate based on 6-month Great British Pound – LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 5.00%. Counterparty: UBS AG	06/18/2014	500	(20)
Receive a fixed rate equal to 0.70% and the Fund will pay to the counterparty at par in the event of default of Russian Federation, 5.00%, due 03/31/2030. Counterparty: Morgan Stanley	05/24/2005	1,590	–	(c)
Receive a fixed rate equal to 0.61% and the Fund will pay to the counterparty at par in the event of default of Russian Federation, 5.00%, due 03/31/2030. Counterparty: Goldman Sachs International	03/20/2007	425	(1)
Receive a fixed rate equal to 0.70% and the Fund will pay to the counterparty at par in the event of default of Russian Federation, 5.00%, due 03/31/2030. Counterparty: Goldman Sachs International	03/20/2007	175	–	(c)
Receive a fixed rate equal to 0.625% and the Fund will pay to the counterparty at par in the event of default of Mexican Government International Bond, 11.50%, due 05/15/2026. Counterparty: Morgan Stanley	05/20/2005	180	–	(c)
Receive a fixed rate equal to 0.65% and the Fund will pay to the counterparty at par in the event of default of United Mexican States, 7.50%, due 04/08/2033. Counterparty: Barclays PLC	05/20/2005	60	–	(c)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive a floating rate based on 3-month United States Dollar – LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 5.00%. Counterparty: Morgan Stanley	06/15/2005	$2,000	$(6)
Receive a floating rate based on 3-month United States Dollar – LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 5.00%. Counterparty: Goldman Sachs Capital Markets, LP	06/15/2005	1,000	(6)
Receive a floating rate based on 6-month Great British Pound – LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 5.00%. Counterparty: Barclays PLC	06/18/2034	200	(10)
Receive a floating rate based on 6-month Japanese Yen – LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 2.00%. Counterparty: Morgan Stanley	06/15/2012	130,000	(70)
Receive a fixed rate equal to 3.20% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp, 6.875%, due 8/28/2012 Counterparty: Lehman Brothers Special Financing Inc.	06/20/2007	300	(8)
Receive a fixed rate equal to 2.80% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp, 6.875%, due 8/28/2012 Counterparty: JP Morgan	06/20/2006	800	(7)
Total Swap Agreements (premium -$66)			$(6)
REVERSE REPURCHASE AGREEMENT:

$280	Lehman Brothers, 0.20%, dated 4/7/05,
	to be repurchased on demand by Lehman
	Brothers at face value plus accrued interest.	$280

Face Value	Description	Market Value
FUTURES CONTRACTS:

	Contracts	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	13	06/30/2005	$1,448	$38
2 Year U.S. Treasury Note	108	06/30/2005	22,432	25
5 Year U.S. Treasury Note	37	06/30/2005	4,013	(1)
90-Day Euro Dollar	47	06/13/2005	11,348	(57)
90-Day Euro Dollar	173	09/19/2005	41,630	(317)
90-Day Euro Dollar	81	12/19/2005	19,453	(43)
Japanese 10 Year Bond	1	06/20/2005	1,339	31
U.S. Long Bond	55	06/30/2005	6,316	192
			$107,979	$(132)
FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro	406	05/18/2005	$529	$(4)
Euro	(1,213)	05/18/2005	(1,568)	1
Euro	(2,728)	05/25/2005	(3,573)	49
Euro	(498)	05/25/2005	(643)	(1)
			$(5,255)	$45

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  Floating or variable rate note. Rate is listed as of April 30, 2005.

(b)  Securities are stepbonds. Russian Federation has a coupon rate of 5.00% until 03/31/2007, thereafter the coupon rate will become 7.50%.

(c)  Value is less than $1.

(d)  Securities are stepbonds. KBC Bank Fund Trust III Preferred-144A has a coupon rate of 9.86% until 11/02/2009, thereafter the coupon rate will become the 3 Month LIBOR (London Interbank Offer Rate) + 405 BP.

(e)  Rabobank Capital Funding II–144A has a fixed coupon rate 5.26% until 12/31/2013, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 162.75BP, if not called.

(f)  Rabobank Capital Funding Trust–144A has a fixed coupon rate 5.25% until 12/31/2016, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 159BP, if not called.

(g)  HSBC Capital Funding LP–144A has a fixed coupon rate 10.18% until 06/30/2030, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 498BP, if not called.

(h)  Securities are stepbonds. Deutche Telekom International Finance BV coupon steps up by 50 BP for each rating downgrade by Standard and Poor's or Moody's for each notch below BBB+/Baa1. Coupon steps down by 50 BP for each rating upgrade.

(i)  Securities are stepbonds. France Telecom SA coupon steps up or down by 25 BP for each rating upgrade or downgrade by Standard and Poor's or Moody's for each notch below A-/A3.

(j)  At April 30, 2005, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts. The value of all securities segregated at April 30, 2005, is $229.

(k)  At April 30, 2005, all or a portion of this security is segregated with the custodian to cover open future contracts. The value of all securities segregated at April 30, 2005, is $414.

(l)  Contract amounts are not in thousands.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities aggregated $16,200 or 10.2% of the net assets of the Fund.

TBA  Mortgage-backed securities traded under delay delivery commitments. Income on TBA's are not earned until settlement date.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX PIMCO Total Return

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $188,248)	$189,739
Cash	2,778
Foreign cash (cost: $1,604)	1,604
Receivables:
Investment securities sold	7,510
Shares of beneficial interest sold	187
Interest	836
Unrealized appreciation on forward currency contracts	50
Other	37
202,741
Liabilities:
Investment securities purchased	43,690
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	144
Management and advisory fees	90
Transfer agent fees	23
Distribution and service fees	64
Variation margin	85
Unrealized depreciation on forward currency contracts	5
Written options (premiums $135)	116
Swap agreements at value (premium $66)	72
Payable for reverse repurchase agreement	280
Other	29
44,598
Net Assets	$158,143
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$156,298
Undistributed net investment income (loss)	122
Undistributed net realized gain (loss) from investment securities, futures contracts, foreign currency transactions, written options and swaps	307
Net unrealized appreciation (depreciation) on:
Investment securities	1,489
Futures contracts	(132)
Written option contracts	19
Swap agreements	(6)
Translation of assets and liabilites denominated in foreign currencies	46
Net Assets	$158,143
Net Assets by Class:
Class A	$122,308
Class B	24,932
Class C	10,903
Shares Outstanding:
Class A	11,800
Class B	2,403
Class C	1,054
Net Asset Value Per Share:
Class A	$10.37
Class B	10.37
Class C	10.34
Maximum Offering Price Per Share (a):
Class A	$10.89

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$2,454
Income from loaned securities–net	2
2,456
Expenses:
Management and advisory fees	534
Transfer agent fees:
Class A	10
Class B	12
Class C	8
Printing and shareholder reports	11
Custody fees	42
Administration fees	14
Legal fees	3
Audit fees	12
Trustees fees	3
Registration fees:
Class A	18
Class B	4
Class C	12
Distribution and service fees:
Class A	201
Class B	131
Class C	58
Total expenses	1,073
Net Investment Income (Loss)	1,383
Net Realized Gain (Loss) from:
Investment securities	168
Futures contracts	(124)
Written option contracts	138
Swap agreements	175
Foreign currency transactions	142
499
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	317
Futures contracts	(498)
Written option contracts	(29)
Swap agreements	(189)
Translation of assets and liabilities denominated in foreign currencies	47
(352)
Net Gain (Loss) on Investments, Futures Contracts, Foreign Currency Transactions, Written Options and Swaps	147
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,530

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX PIMCO Total Return

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2005 (unaudited)	October 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$1,383	$1,081
Net realized gain (loss) from investment securities, futures contracts, foreign currency transactions, written options and swaps	499	4,124
Net unrealized appreciation (depreciation) on investment securities, futures contracts, foreign currency translations, written options and swaps	(352)	64
	1,530	5,269
Distributions to Shareholders:
From net investment income:
Class A	(1,061)	(924)
Class B	(137)	(223)
Class C	(63)	(49)
Class C2	–	(45)
Class M	–	(18)
	(1,261)	(1,259)
From net realized gains:
Class A	(1,399)	(2,206)
Class B	(336)	(1,143)
Class C	(150)	(180)
Class C2	–	(313)
Class M	–	(93)
	(1,885)	(3,935)
Capital Share Transactions:
Proceeds from shares sold:
Class A	16,587	53,387
Class B	1,412	6,093
Class C	742	1,432
Class C2	–	431
Class M	–	57
	18,741	61,400
Dividends and distributions reinvested:
Class A	2,438	3,077
Class B	352	1,079
Class C	185	181
Class C2	–	313
Class M	–	107
	2,975	4,757
Cost of shares redeemed:
Class A	(1,933)	(6,832)
Class B	(4,737)	(13,382)
Class C	(2,722)	(3,016)
Class C2	–	(3,748)
Class M	–	(1,377)
	(9,392)	(28,355)

	April 30, 2005 (unaudited)	October 31, 2004
Class level exchanges:
Class C	$–	$8,804
Class C2	–	(6,831)
Class M	–	(1,973)
	–	–
	12,324	37,802
Net increase (decrease) in net assets	10,708	37,877
Net Assets:
Beginning of period	147,435	109,558
End of period	$158,143	$147,435
Undistributed Net Investment Income (Loss)	$122	$–
Share Activity:
Shares issued:
Class A	1,597	5,141
Class B	136	586
Class C	71	138
Class C2	–	41
Class M	–	5
	1,804	5,911
Shares issued–reinvested from distributions:
Class A	236	299
Class B	34	105
Class C	18	17
Class C2	–	31
Class M	–	11
	288	463
Shares redeemed:
Class A	(186)	(655)
Class B	(457)	(1,287)
Class C	(263)	(291)
Class C2	–	(357)
Class M	–	(133)
	(906)	(2,723)
Class level exchanges:
Class C	–	866
Class C2	–	(677)
Class M	–	(189)
	–	–
Net increase (decrease) in shares outstanding:
Class A	1,647	4,785
Class B	(287)	(596)
Class C	(174)	730
Class C2	–	(962)
Class M	–	(306)
	1,186	3,651

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

11

TA IDEX PIMCO Total Return

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2005)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$10.48	$0.10	$0.01	$0.11	$(0.09)	$(0.13)	$(0.22)	$10.37
	10/31/2004	10.52	0.12	0.36	0.48	(0.14)	(0.38)	(0.52)	10.48
	10/31/2003	10.32	0.20	0.39	0.59	(0.25)	(0.14)	(0.39)	10.52
	10/31/2002	10.00	0.13	0.28	0.41	(0.09)	–	(0.09)	10.32
Class B	4/30/2005	10.48	0.06	0.01	0.07	(0.05)	(0.13)	(0.18)	10.37
	10/31/2004	10.51	0.07	0.36	0.43	(0.08)	(0.38)	(0.46)	10.48
	10/31/2003	10.32	0.13	0.38	0.51	(0.18)	(0.14)	(0.32)	10.51
	10/31/2002	10.00	0.09	0.29	0.38	(0.06)	–	(0.06)	10.32
Class C	4/30/2005	10.47	0.05	0.01	0.06	(0.06)	(0.13)	(0.19)	10.34
	10/31/2004	10.51	0.04	0.38	0.42	(0.08)	(0.38)	(0.46)	10.47
	10/31/2003	10.38	0.13	0.32	0.45	(0.18)	(0.14)	(0.32)	10.51

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	1.00%	$122,308	1.21%	1.21%	2.01%	203%
	10/31/2004	4.78	106,366	1.34	1.34	1.19	385
	10/31/2003	5.88	56,452	1.43	1.43	1.91	326
	10/31/2002	4.13	40,767	1.65	1.81	2.28	240
Class B	4/30/2005	0.66	24,932	1.94	1.94	1.26	203
	10/31/2004	4.30	28,219	1.92	1.92	0.64	385
	10/31/2003	5.08	34,547	2.08	2.08	1.26	326
	10/31/2002	3.80	30,909	2.30	2.46	1.63	240
Class C	4/30/2005	0.53	10,903	2.15	2.15	1.05	203
	10/31/2004	4.10	12,850	2.09	2.09	0.41	385
	10/31/2003	4.47	5,231	2.08	2.08	1.25	326

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX PIMCO Total Return ("the Fund") commenced operations on March 1, 2002. The inception date for the Fund's offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

12

TA IDEX PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX PIMCO Total Return ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on March 1, 2002.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers three classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. On June 15, 2004, Class C2 shares merged into Class C. On September 24, 2004, Class M shares merged into Class C. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." If market quotations are not readily available, and the impact of such a significant market event materially effects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

TBA purchase commitments: The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not to exceed 45 days. TBA purchase commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued

Transamerica IDEX Mutual Funds

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13

TA IDEX PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

at the current value of the underlying securities, according to the procedures described under Security Valuations. TBA purchase commitments are included in the Schedule of Investments.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Reverse repurchase agreements: The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. As of April 30, 2005, the Fund had entered into reverse repurchase agreements having a market value plus accrued interest of $280,039, collateralized by securities with a market value of $280,039. Open reverse repurchase agreements held by the Fund as of April 30, 2005 are listed in the Schedule of Investments. A summary of reverse repurchase agreements held during the six months ended April 30, 2005 follows:

Average balance outstanding	$280,000
Average interest rate	0.2%
Maximum balance outstanding	$280,000
Average shares outstanding	14,871,534
Average balance per share outstanding	$0.02

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned less than $1 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. There were no securities on loan at April 30, 2005.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

14

TA IDEX PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at April 30, 2005, are listed in the Schedule of Investments.

Swap agreements: The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of realized gain or loss on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Open swaps agreements at April 30, 2005, are listed in the Schedule of Investments.

Futures, options and swaptions contracts: The Fund may enter into futures and/or options contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Option contracts are valued at the average of the bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with futures contracts and options are imperfect correlation between the change in value of the securities held and the prices of futures contracts and options; the possibility of an illiquid market and inability of the counterparty to meet the contract terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written.

The Fund is authorized to write swaption contracts to manage exposure to fluctuations in interest rates and to enhance fund yield. Swaption contracts written by the Fund represents an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call option is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers.

When the Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current value of the swaption. Changes in the value of the swaption are reported as Unrealized gains or losses in written options in the Statement of Assets and Liabilities. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from written options. The difference between the premium and the amount paid on affecting a closing purchase transaction is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

15

TA IDEX PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Fund enters into swaption contracts with counterparties whose creditworthiness has been approved by the Board of Trustees. The Fund bears the market risk arising from any changes in index values or interest rates.

The underlying face amounts of open futures, option, and swaption contracts at April 30, 2005, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities. Variation margin represents the additional payment due or excess deposits made in order to maintain the equity account at the required margin level.

Transactions in options were as follows:

	Premium	Contracts*
Beginning Balance October 31, 2004	$11	23
Sales	170	537
Expirations	(47)	(99)
Balance at April 30, 2005	$134	461

*  Contracts not in thousands

Transactions in swaptions were as follows:

	Premium	Notional Amount
Beginning Balance October 31, 2004	$55	3,700
Sales	35	7,000
Expirations	(90)	(10,700)
Balance at April 30, 2005	$–	–

Account maintenance fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder's account.

No fee will be charged under the following conditions:

•  accounts opened within the preceding 24 months

•  accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•  accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•  accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•  UTMA/UGMA accounts

•  Fiduciary accounts

•  B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the six months ended April 30, 2005, there were no account maintenance fees.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

For the six months ended April 30, 2005, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

16

TA IDEX PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

The following schedule represents the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$25,630	16.21%
TA IDEX Asset Allocation– Moderate Growth Portfolio	37,764	23.88%
TA IDEX Asset Allocation– Moderate Portfolio	48,829	30.87%
Total	$112,223	70.96%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

From November 1, 2004 through December 31, 2004:

0.70% of ANA

From January 1, 2005 on:

0.70% of the first $250 million of ANA
0.65% of the next $500 million of ANA
0.60% of ANA over $750 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.30% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There were no amounts available for recapture at April 30, 2005.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2005, the underwriter commissions were as follows:

Received by Underwriter	$54
Retained by Underwriter	3
Contingent Deferred Sales Charge	46

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS $44 for the six months ended April 30, 2005.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2005, the value of invested plan amount was $5. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2005, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$19,819
U.S. Government	200,430
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	20,936
U.S. Government	159,255

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

17

TA IDEX PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and foreign currency transactions.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$188,343
Unrealized Appreciation	$1,682
Unrealized (Depreciation)	(286)
Net Unrealized Appreciation (Depreciation)	$1,396

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

18

TA IDEX PIMCO Total Return

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between TA IDEX PIMCO Total Return (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Pacific Investment Management LLC (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by TFAI's management capabilities demonstrated with respect to the Fund and other funds managed by TFAI, TFAI's management oversight process, and the professional qualifications and experience of the SubAdviser's portfolio management team. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Fund. The Board concluded, based in particular on information provided by Lipper Analytics, that the Fund's investment performance was competitive relative to comparable funds over trailing one- and two-year periods and to the Fund's benchmark index over the past year. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Fund, the estimated profitability of TFAI's relationships with the Fund and TA IDEX, and the estimated profitability of the Sub-Adviser's relationship with the Fund, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the performance of the Fund, the management fees of comparable investment companies, and the anticipated profitability of the relationship between the Fund, TFAI and the Sub-Adviser.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Trustees concluded that inclusion of asset-based breakpoints in the Fund's advisory fee schedule would appropriately benefited investors by realizing economies of scale in the form of a lower advisory fee rate and lower level of Fund operating expenses as the level of Fund assets increases. Accordingly, the Board and TFAI agreed to implement advisory fee breakpoints as a means to eventually lower the level of the Fund's operating expense. The Board also concluded that the advisory fees appropriately reflect the Fund's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Fund. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that neither TFAI nor the Sub-Adviser realizes "soft dollar" benefits from its relationship with the Fund.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund which, as demonstrated in the past with the Fund, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

19

TA IDEX PIMCO Total Return

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:  Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX PIMCO Total Return

Proposal 2:  Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
11,111,550.975	25,793.351	2,755,172.348

Proposal 3:  Approval of changes to the fundamental investment restrictions of TA IDEX PIMCO Total Return.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	11,185,990.898	42,426.776	2,664,099.000
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	11,177,213.011	51,204.663	2,664,099.000
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	11,186,795.114	41,622.560	2,664,099.000
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	11,186,795.114	41,622.560	2,664,099.000
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	11,186,795.114	41,622.560	2,664,099.000
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	11,178,025.148	50,392.526	2,664,099.000
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	11,181,865.114	46,552.560	2,664,099.000
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	11,183,189.795	45,227.879	2,664,099.000

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

20

TA IDEX Protected Principal Stock

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2004 and held for the entire period until April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,016.00	2.13%	$10.65
Hypothetical (b)	1,000.00	1,014.23	2.13	10.64
Class B
Actual	1,000.00	1,014.20	2.49	12.44
Hypothetical (b)	1,000.00	1,012.45	2.49	12.42
Class C
Actual	1,000.00	1,013.20	2.73	13.63
Hypothetical (b)	1,000.00	1,011.26	2.73	13.61
Class M
Actual	1,000.00	1,012.30	2.80	13.97
Hypothetical (b)	1,000.00	1,010.91	2.80	13.96

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (97.2%) (a)
Aerospace (1.6%)
Boeing Co. (The)	3,900	$232
General Dynamics Corp.	900	95
Goodrich Corp.	500	20
Lockheed Martin Corp.	1,800	110
Northrop Grumman Corp.	1,570	86
Textron, Inc.	600	45
United Technologies Corp.	2,500	254
Air Transportation (0.3%)
Delta Airlines, Inc. (b)	600	2
FedEx Corp.	1,400	119
Southwest Airlines Co.	3,600	54
Amusement & Recreation Services (0.6%)
Disney (Walt) Co. (The)	9,800	259
Harrah's Entertainment, Inc.	500	33
Apparel & Accessory Stores (0.4%)
Gap (The), Inc.	3,600	77
Kohl's Corp. (b)	1,500	71
Ltd. Brands	1,700	37
Nordstrom, Inc.	500	25
Apparel Products (0.2%)
Cintas Corp.	600	23
Jones Apparel Group, Inc.	500	15
Liz Claiborne, Inc.	500	18
V.F. Corp.	500	28
Auto Repair, Services & Parking (0.0%)
Ryder System, Inc.	300	11
Automotive (0.7%)
Dana Corp.	700	8
Delphi Corp.	2,700	9
Ford Motor Co.	8,700	79
General Motors Corp.	2,700	72
Genuine Parts Co.	800	34
Harley-Davidson, Inc.	1,300	61
ITT Industries, Inc.	400	36
Navistar International Corp. (b)	300	9
PACCAR, Inc.	800	54
Automotive Dealers & Service Stations (0.1%)
AutoNation, Inc. (b)	1,050	19
AutoZone, Inc. (b)	300	25
Beverages (2.3%)
Anheuser-Busch Cos., Inc.	3,600	169
Brown-Forman Corp.–Class B	400	22
Coca-Cola Co. (The)	10,800	469

	Shares	Value
Beverages (continued)
Coca-Cola Enterprises, Inc.	1,600	$32
Molson Coors Brewing Co.–Class B	400	25
Pepsi Bottling Group, Inc.	900	26
PepsiCo, Inc.	8,000	445
Business Credit Institutions (0.9%)
CIT Group, Inc.	900	36
Fannie Mae	4,600	248
Freddie Mac	3,300	203
Business Services (1.3%)
Cendant Corp.	5,000	100
Clear Channel Communications, Inc.	2,600	83
Convergys Corp. (b)	600	8
eBay, Inc. (b)	5,600	178
Equifax, Inc.	600	20
First Data Corp.	3,795	144
Interpublic Group of Cos., Inc. (b)	1,800	23
Monster Worldwide, Inc. (b)	500	12
Moody's Corp.	600	49
Omnicom Group, Inc.	800	66
Robert Half International, Inc.	700	17
Chemicals & Allied Products (3.4%)
Air Products & Chemicals, Inc.	1,000	59
Alberto Culver Co.–Class B	400	18
Avon Products, Inc.	2,300	92
Clorox Co.	700	44
Colgate-Palmolive Co.	2,500	124
Dow Chemical Co. (The)	4,500	207
du Pont (E.I.) de Nemours & Co.	4,700	221
Eastman Chemical Co.	400	22
Ecolab, Inc.	1,000	33
Great Lakes Chemical Corp.	200	6
International Flavors & Fragrances, Inc.	400	15
Monsanto Co.	1,271	75
PPG Industries, Inc.	800	54
Praxair, Inc.	1,500	70
Procter & Gamble Co.	11,900	644
Rohm & Haas Co.	900	39
Sherwin-Williams Co. (The)	500	22
Commercial Banks (10.0%)
AmSouth Bancorp	1,600	42
Bank of America Corp.	19,318	870
Bank of New York Co., Inc. (The)	3,600	101
BB&T Corp.	2,600	102
Citigroup, Inc.	24,900	1,169
Comerica, Inc.	800	46
Compass Bancshares, Inc.	500	22

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Commercial Banks (continued)
Fifth Third Bancorp	2,600	$113
First Horizon National Corp.	500	21
Huntington Bancshares, Inc.	1,100	26
JPMorgan Chase & Co.	16,948	601
KeyCorp	1,800	60
M&T Bank Corp.	500	52
Marshall & IIsley Corp.	900	38
MBNA Corp.	6,100	120
Mellon Financial Corp.	1,800	50
National City Corp.	2,900	98
North Fork Bancorp, Inc.	2,300	65
Northern Trust Corp.	900	41
PNC Financial Services Group, Inc.	1,300	69
Providian Financial Corp. (b)	1,400	23
Regions Financial Corp.	2,281	76
State Street Corp.	1,600	74
SunTrust Banks, Inc.	1,600	117
Synovus Financial Corp.	1,500	42
US Bancorp	8,800	246
Wachovia Corp.	7,502	384
Wells Fargo & Co.	8,000	480
Zions Bancorp	400	28
Communication (1.2%)
Comcast Corp.–Class A (b)	10,519	338
Viacom, Inc.–Class B	8,100	280
Communications Equipment (1.6%)
ADC Telecommunications, Inc. (b)	3,800	9
Andrew Corp. (b)	700	9
Avaya, Inc. (b)	2,300	20
CIENA Corp. (b)	2,800	6
Comverse Technology, Inc. (b)	900	21
Corning, Inc. (b)	6,700	92
L-3 Communications Holdings, Inc.	500	35
Lucent Technologies, Inc. (b)	21,100	51
Motorola, Inc.	11,500	176
Network Appliance, Inc. (b)	1,700	45
QUALCOMM, Inc.	7,800	272
Rockwell Collins, Inc.	800	37
Scientific-Atlanta, Inc.	700	21
Tellabs, Inc. (b)	2,200	17
Computer & Data Processing Services (5.0%)
Adobe Systems, Inc.	1,100	65
Affiliated Computer Services, Inc.–Class A (b)	550	26
Autodesk, Inc.	1,100	35
Automatic Data Processing, Inc.	2,800	122
BMC Software, Inc. (b)	1,000	16

	Shares	Value
Computer & Data Processing Services (continued)
Citrix Systems, Inc. (b)	700	$16
Computer Associates International, Inc.	2,700	73
Computer Sciences Corp. (b)	800	35
Compuware Corp. (b)	1,700	10
Electronic Arts, Inc. (b)	1,400	75
Electronic Data Systems Corp.	2,500	48
Fiserv, Inc. (b)	800	34
IMS Health, Inc.	1,000	24
Intuit, Inc. (b)	800	32
Mercury Interactive Corp. (b)	400	17
Microsoft Corp.	48,100	1,217
NCR Corp. (b)	800	26
Novell, Inc. (b)	1,700	10
Oracle Corp. (b)	21,400	247
Parametric Technology Corp. (b)	1,200	6
Sabre Holdings Corp.	600	12
Siebel Systems, Inc. (b)	2,500	23
Sun Microsystems, Inc. (b)	16,100	58
SunGard Data Systems, Inc. (b)	1,100	37
Symantec Corp. (b)	3,400	64
Unisys Corp. (b)	1,600	10
VERITAS Software Corp. (b)	1,800	37
Yahoo!, Inc. (b)	6,300	217
Computer & Office Equipment (4.3%)
Apple Computer, Inc. (b)	3,800	137
Cisco Systems, Inc. (b)	30,600	529
Dell, Inc. (b)	11,600	404
EMC Corp. (b)	11,400	150
Gateway, Inc. (b)	1,400	5
Hewlett-Packard Co.	13,600	278
International Business Machines Corp.	7,700	588
Jabil Circuit, Inc. (b)	800	22
Lexmark International, Inc. (b)	500	35
Pitney Bowes, Inc.	1,000	45
Symbol Technologies, Inc.	1,100	15
Construction (0.2%)
Centex Corp.	500	29
Fluor Corp.	400	21
KB Home	400	23
Pulte Homes, Inc.	500	36
Cosmetics/Personal Care (0.5%)
Gillette Co. (The)	4,700	243
Department Stores (0.4%)
Dillard's, Inc.–Class A	400	9
Federated Department Stores, Inc.	800	46
JC Penney Co., Inc.	1,300	62
May Department Stores Co. (The)	1,400	49
TJX Cos., Inc.	2,300	52

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Diversified (0.3%)
Honeywell International, Inc.	4,000	$143
Drug Stores & Proprietary Stores (0.6%)
CVS Corp.	1,800	93
Walgreen Co.	4,800	207
Educational Services (0.1%)
Apollo Group, Inc.–Class A (b)	700	50
Electric Services (2.2%)
AES Corp. (The) (b)	3,100	50
Allegheny Energy, Inc. (b)	600	15
American Electric Power Co., Inc.	1,700	60
Calpine Corp. (b)	2,600	5
CenterPoint Energy, Inc.	1,300	15
CMS Energy Corp. (b)	900	12
Consolidated Edison, Inc.	1,100	48
Constellation Energy Group, Inc.	800	42
Dominion Resources, Inc.	1,600	121
DTE Energy Co.	800	37
Duke Energy Corp.	4,400	128
Edison International	1,500	54
FirstEnergy Corp.	1,500	65
FPL Group, Inc.	1,700	69
Pinnacle West Capital Corp.	400	17
PPL Corp.	800	43
Progress Energy, Inc.	1,100	46
Sempra Energy	1,100	44
Southern Co. (The)	3,500	115
TECO Energy, Inc.	900	15
TXU Corp.	1,100	94
Xcel Energy, Inc.	1,800	31
Electric, Gas & Sanitary Services (0.9%)
Ameren Corp.	900	47
Cinergy Corp.	800	32
Entergy Corp.	1,000	73
Exelon Corp.	3,200	158
NiSource, Inc.	1,300	30
PG&E Corp.	1,600	56
Public Service Enterprise Group, Inc.	1,100	64
Electronic & Other Electric Equipment (3.8%)
Cooper Industries, Ltd.–Class A	400	25
Emerson Electric Co.	1,800	113
General Electric Co.	50,500	1,828
Maytag Corp.	400	4
Whirlpool Corp.	300	19
Electronic Components & Accessories (3.3%)
Advanced Micro Devices, Inc. (b)	1,800	26
Altera Corp. (b)	1,700	35

	Shares	Value
Electronic Components & Accessories (continued)
American Power Conversion Corp.	800	$19
Analog Devices, Inc.	1,700	58
Applied Micro Circuits Corp. (b)	1,400	4
Broadcom Corp.–Class A (b)	1,400	42
Freescale Semiconductor, Inc.–Class B (b)	1,758	33
Intel Corp.	29,500	694
JDS Uniphase Corp. (b)	6,900	10
Linear Technology Corp.	1,400	50
LSI Logic Corp. (b)	1,700	9
Maxim Integrated Products, Inc.	1,500	56
Micron Technology, Inc. (b)	3,000	29
Molex, Inc.	700	18
National Semiconductor Corp.	1,600	31
Novellus Systems, Inc.	600	14
NVIDIA Corp. (b)	700	15
PMC-Sierra, Inc. (b)	800	6
QLogic Corp. (b)	400	13
Sanmina-SCI Corp. (b)	2,500	10
Solectron Corp. (b)	4,600	15
Texas Instruments, Inc.	8,200	205
Tyco International, Ltd.	9,600	301
Xilinx, Inc.	1,600	43
Entertainment (0.1%)
International Game Technology	1,600	43
Environmental Services (0.2%)
Allied Waste Industries, Inc. (b)	1,300	10
Waste Management, Inc.	2,700	77
Fabricated Metal Products (0.2%)
Fortune Brands, Inc.	600	51
Parker Hannifin Corp.	500	30
Finance (1.2%)
SPDR Trust Series 1	5,465	633
Food & Kindred Products (2.4%)
Altria Group, Inc.	9,900	643
Archer-Daniels-Midland Co.	3,100	56
Campbell Soup Co.	1,500	45
ConAgra Foods, Inc.	2,500	67
General Mills, Inc.	1,600	79
Hercules, Inc. (b)	500	7
Hershey Co. (The)	1,000	64
HJ Heinz Co.	1,600	59
Kellogg Co.	1,600	72
McCormick & Co., Inc.	600	21
Sara Lee Corp.	3,700	79
WM Wrigley Jr. Co.	900	62

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Food Stores (0.3%)
Albertson's, Inc.	1,600	$32
Kroger Co. (b)	3,500	55
Safeway, Inc. (b)	2,200	47
Furniture & Fixtures (0.3%)
Johnson Controls, Inc.	900	49
Leggett & Platt, Inc.	800	22
Masco Corp.	2,200	69
Furniture & Home Furnishings Stores (0.1%)
Bed Bath & Beyond, Inc. (b)	1,400	52
Gas Production & Distribution (0.3%)
Dynegy, Inc.–Class A (b)	1,500	5
El Paso Corp.	3,100	31
KeySpan Corp.	700	27
Kinder Morgan, Inc.	500	38
Nicor, Inc.	200	7
Peoples Energy Corp.	200	8
Williams Cos., Inc. (The)	2,700	46
Health Services (0.7%)
Caremark Rx, Inc. (b)	2,200	88
Express Scripts, Inc. (b)	350	31
HCA, Inc.	1,800	101
Health Management Associates, Inc.–Class A	1,100	27
Laboratory Corp. of America Holdings (b)	600	30
Manor Care, Inc.	400	13
Quest Diagnostics, Inc.	500	53
Tenet Healthcare Corp. (b)	2,300	28
Holding & Other Investment Offices (0.2%)
Apartment Investment & Management Co.–Class A	440	17
Archstone-Smith Trust REIT	900	32
Equity Residential	1,300	45
Plum Creek Timber Co., Inc.	800	28
Hotels & Other Lodging Places (0.3%)
Hilton Hotels Corp.	1,700	37
Marriott International, Inc.–Class A	900	56
Starwood Hotels & Resorts Worldwide, Inc.	1,000	54
Industrial Machinery & Equipment (1.5%)
American Standard Cos., Inc.	800	36
Applied Materials, Inc. (b)	7,900	117
Baker Hughes, Inc.	1,600	71
Black & Decker Corp.	400	33
Caterpillar, Inc.	1,600	141
Cummins, Inc.	200	14
Deere & Co.	1,100	69

	Shares	Value
Industrial Machinery & Equipment (continued)
Dover Corp.	900	$33
Eaton Corp.	700	41
Illinois Tool Works, Inc.	1,300	109
Ingersoll-Rand Co.–Class A	800	62
National Oilwell Varco, Inc. (b)	700	28
Pall Corp.	500	13
Stanley Works (The)	400	17
Instruments & Related Products (1.0%)
Agilent Technologies, Inc. (b)	1,800	37
Applera Corp.–Applied Biosystems Group	900	19
Bausch & Lomb, Inc.	300	23
Danaher Corp.	1,300	66
Eastman Kodak Co.	1,300	33
Fisher Scientific International (b)	500	30
KLA-Tencor Corp.	900	35
Millipore Corp. (b)	200	10
PerkinElmer, Inc.	500	9
Raytheon Co.	2,200	83
Rockwell Automation, Inc.	800	37
Snap-On, Inc.	300	10
Tektronix, Inc.	400	9
Teradyne, Inc. (b)	900	10
Thermo Electron Corp. (b)	700	18
Waters Corp. (b)	500	20
Xerox Corp. (b)	4,500	60
Insurance (4.2%)
ACE, Ltd.	1,300	56
Aetna, Inc.	1,400	103
AFLAC, Inc.	2,400	98
Allstate Corp. (The)	3,300	185
AMBAC Financial Group, Inc.	500	33
American International Group, Inc.	12,300	625
Chubb Corp.	900	74
Cigna Corp.	600	55
Cincinnati Financial Corp.	682	27
Loews Corp.	700	50
MBIA, Inc.	600	31
MGIC Investment Corp.	500	30
Principal Financial Group	1,400	55
Progressive Corp. (The)	900	82
SAFECO Corp.	500	26
St. Paul Travelers Cos., Inc. (The)	3,247	116
UnitedHealth Group, Inc.	3,100	293
UnumProvident Corp.	1,400	23
WellPoint, Inc. (b)	1,400	179
XL Capital, Ltd.–Class A	600	42

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Insurance Agents, Brokers & Service (0.4%)
AON Corp.	1,500	$31
Hartford Financial Services Group, Inc. (The)	1,400	101
Humana, Inc. (b)	700	24
Marsh & McLennan Cos., Inc.	2,500	70
Leather & Leather Products (0.1%)
Coach, Inc. (b)	1,800	48
Life Insurance (0.7%)
Jefferson Pilot Corp.	600	30
Lincoln National Corp.	800	36
Metlife, Inc.	3,500	136
Prudential Financial, Inc.	2,500	143
Torchmark Corp.	500	27
Lumber & Other Building Materials (1.1%)
Home Depot, Inc. (The)	10,500	371
Lowe's Cos., Inc.	3,600	188
Lumber & Wood Products (0.2%)
Georgia-Pacific Corp.	1,200	41
Louisiana-Pacific Corp.	500	12
Weyerhaeuser Co.	1,100	75
Management Services (0.1%)
Paychex, Inc.	1,600	49
Medical Instruments & Supplies (2.0%)
Bard, (C.R.) Inc.	500	36
Baxter International, Inc.	3,000	111
Becton Dickinson & Co.	1,200	70
Biomet, Inc.	1,200	46
Boston Scientific Corp. (b)	3,700	109
Guidant Corp.	1,500	111
Medtronic, Inc.	5,700	300
St. Jude Medical, Inc. (b)	1,600	62
Stryker Corp.	1,700	83
Zimmer Holdings, Inc. (b)	1,100	90
Metal Cans & Shipping Containers (0.0%)
Ball Corp.	500	20
Metal Mining (0.3%)
Freeport-McMoRan Copper & Gold, Inc.–Class B	800	28
Newmont Mining Corp.	2,100	80
Phelps Dodge Corp.	500	43
Mining (0.0%)
Vulcan Materials Co.	500	27
Mortgage Bankers & Brokers (0.2%)
Countrywide Financial Corp.	2,800	101

	Shares	Value
Motion Pictures (1.1%)
News Corp., Inc.–Class A	12,000	$183
Time Warner, Inc. (b)	21,900	368
Motor Vehicles, Parts & Supplies (0.0%)
Visteon Corp.	600	2
Office Property (0.1%)
Equity Office Properties Trust	1,800	57
Oil & Gas Extraction (2.3%)
Anadarko Petroleum Corp.	1,100	80
Apache Corp.	1,510	85
BJ Services Co.	700	34
Burlington Resources, Inc.	1,700	83
Devon Energy Corp.	2,300	104
EOG Resources, Inc.	1,100	52
Halliburton Co.	2,400	100
Kerr-McGee Corp.	700	54
Nabors Industries, Ltd. (b)	600	32
Noble Corp.	600	31
Occidental Petroleum Corp.	1,800	124
Rowan Cos., Inc.	500	13
Schlumberger, Ltd.	2,800	192
Transocean, Inc. (b)	1,500	70
Unocal Corp.	1,300	71
XTO Energy, Inc.	1,533	46
Paper & Allied Products (1.2%)
3M Co.	3,600	275
Avery Dennison Corp.	500	26
Bemis Co.	500	14
International Paper Co.	2,400	82
Kimberly-Clark Corp.	2,300	144
MeadWestvaco Corp.	900	27
OfficeMax, Inc.	400	13
Pactiv Corp. (b)	600	13
Temple-Inland, Inc.	600	20
Personal Credit Institutions (0.3%)
Capital One Financial Corp.	1,100	78
SLM Corp.	1,800	86
Personal Services (0.1%)
H&R Block, Inc.	700	35
Petroleum Refining (5.5%)
Amerada Hess Corp.	400	37
Ashland, Inc.	300	20
ChevronTexaco Corp.	10,000	520
ConocoPhillips	3,304	346
Exxon Mobil Corp.	30,300	1,728
Marathon Oil Corp.	1,600	75

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Petroleum Refining (continued)
Sunoco, Inc.	300	$30
Valero Energy Corp.	1,200	82
Pharmaceuticals (9.1%)
Abbott Laboratories	7,400	364
Allergan, Inc.	600	42
AmerisourceBergen Corp.	500	31
Amgen, Inc. (b)	5,972	348
Biogen Idec, Inc. (b)	1,600	58
Bristol-Myers Squibb Co.	9,300	242
Cardinal Health, Inc.	2,100	117
Chiron Corp. (b)	600	21
Forest Laboratories, Inc. (b)	1,600	57
Genzyme Corp. (b)	1,200	70
Gilead Sciences, Inc. (b)	2,100	78
Hospira, Inc. (b)	720	24
Johnson & Johnson	14,200	975
King Pharmaceuticals, Inc. (b)	1,100	9
Lilly (Eli) & Co.	5,300	310
McKesson Corp.	1,400	52
Medco Health Solutions, Inc. (b)	1,253	64
MedImmune, Inc. (b)	1,100	28
Merck & Co., Inc.	10,500	356
Mylan Laboratories	1,200	20
Pfizer, Inc.	35,540	966
Schering-Plough Corp.	7,000	146
Sigma-Aldrich Corp.	300	18
Watson Pharmaceuticals, Inc. (b)	500	15
Wyeth	6,300	283
Primary Metal Industries (0.4%)
Alcoa, Inc.	4,100	119
Allegheny Technologies, Inc.	400	9
Engelhard Corp.	500	15
Nucor Corp.	700	36
United States Steel Corp.	500	21
Printing & Publishing (0.6%)
Dow Jones & Co., Inc.	400	13
Gannett Co., Inc.	1,100	85
Knight-Ridder, Inc.	400	26
McGraw-Hill Cos., Inc. (The)	900	78
Meredith Corp.	200	9
New York Times Co.–Class A	600	20
RR Donnelley & Sons Co.	1,000	33
Tribune Co.	1,400	54
Radio & Television Broadcasting (0.1%)
Univision Communications, Inc.–Class A (b)	1,400	37

	Shares	Value
Radio, Television & Computer Stores (0.2%)
Best Buy Co., Inc.	1,400	$70
Circuit City Stores, Inc.	800	13
RadioShack Corp.	700	17
Railroads (0.5%)
Burlington Northern Santa Fe Corp.	1,600	77
CSX Corp.	1,000	40
Norfolk Southern Corp.	1,800	57
Union Pacific Corp.	1,200	77
Regional Mall (0.1%)
Simon Property Group, Inc.	1,000	66
Restaurants (0.7%)
Darden Restaurants, Inc.	600	18
McDonald's Corp.	6,000	176
Starbucks Corp. (b)	1,800	89
Wendy's International, Inc.	500	21
Yum! Brands, Inc.	1,400	66
Retail Trade (0.3%)
Office Depot, Inc. (b)	1,500	29
Staples, Inc.	3,550	68
Tiffany & Co.	600	18
Toys R US, Inc. (b)	1,000	25
Rubber & Misc. Plastic Products (0.3%)
Cooper Tire & Rubber Co.	300	5
Goodyear Tire & Rubber Co. (The) (b)	800	10
Newell Rubbermaid, Inc.	1,300	28
NIKE, Inc.–Class B	1,000	77
Reebok International, Ltd.	300	12
Sealed Air Corp. (b)	400	19
Savings Institutions (0.5%)
Golden West Financial Corp.	1,300	81
Sovereign Bancorp, Inc.	1,700	35
Washington Mutual, Inc.	4,100	169
Security & Commodity Brokers (2.7%)
American Express Co.	5,500	290
Bear Stearns Cos. Inc. (The)	500	47
Charles Schwab Corp. (The)	5,300	55
E*TRADE Financial Corp. (b)	1,650	18
Federated Investors, Inc.–Class B	450	13
Franklin Resources, Inc.	900	62
Goldman Sachs Group, Inc. (The)	2,200	235
Janus Capital Group, Inc.	1,100	14
Lehman Brothers Holdings, Inc.	1,300	119
Merrill Lynch & Co., Inc.	4,400	237
Morgan Stanley	5,100	268
T. Rowe Price Group, Inc.	500	28

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Telecommunications (3.1%)
ALLTEL Corp.	1,400	$80
AT&T Corp.	3,800	73
BellSouth Corp.	8,600	228
CenturyTel, Inc.	600	18
Citizens Communications Co.	1,600	20
Nextel Communications, Inc.–Class A (b)	5,200	146
Qwest Communications International (b)	8,100	28
SBC Communications, Inc.	15,800	376
Sprint Corp. (FON Group)	7,050	157
Verizon Communications, Inc.	13,100	469
Tobacco Products (0.1%)
Reynolds American, Inc.	500	39
UST, Inc.	700	32
Toys, Games & Hobbies (0.1%)
Hasbro, Inc.	700	13
Mattel, Inc.	1,800	33
Transportation Equipment (0.0%)
Brunswick Corp.	500	21
Trucking & Warehousing (0.7%)
United Parcel Service, Inc.–Class B	5,200	371
Variety Stores (2.2%)
Big Lots, Inc. (b)	500	5
Costco Wholesale Corp.	2,300	93
Dollar General Corp.	1,400	29
Family Dollar Stores, Inc.	700	19
Sears Holdings Corp. (b)	283	38
Target Corp.	4,200	195
Wal-Mart Stores, Inc.	16,100	759
Warehouse (0.1%)
Prologis	850	34
Water Transportation (0.3%)
Carnival Corp.	2,700	132
Wholesale Trade Durable Goods (0.0%)
Grainger (W.W.), Inc.	400	22
Wholesale Trade Nondurable Goods (0.2%)
SUPERVALU, Inc.	600	19
SYSCO Corp.	3,100	107
Total Common Stocks (cost: $41,371)		50,306

	Contracts (c)	Value
PURCHASED OPTIONS (0.6%)
Put Options (0.6%)
S & P 500 Index	60	$16
Put Strike $1,100.00
Expires 05/21/2005
S & P 500 Index Put Strike $1,100.00 Expires 06/18/2005	166	129
S & P 500 Index Put Strike $1,075.00 Expires 06/18/2005	82	41
S & P 500 Index Put Strike $1,125.00 Expires 06/18/2005	123	153
Total Purchased Options (cost: $269)		339
Total Investment Securities (cost: $41,640)		$50,645
WRITTEN OPTIONS (-0.9%)
Covered Call Options (-0.9%)
S & P 500 Index Call Strike $1,225.00 Expires 06/18/2005	34	(7)
S & P 500 Index Call Strike $1,150.00 Expires 05/21/2005	47	(91)
S & P 500 Index Call Strike $1,175.00 Expires 05/21/2005	96	(65)
S & P 500 Index Call Strike $1,200.00 Expires 05/21/2005	49	(7)
S & P 500 Index Call Strike $1,200.00 Expires 06/18/2005	104	(65)
S & P 500 Index Call Strike $1,150.00 Expires 06/18/2005	49	(138)
S & P 500 Index Call Strike $1,175.00 Expires 06/18/2005	52	(77)
Total Written Options (premiums: -$924)		(450)
SUMMARY:
Investments, at value	97.8%	$50,645
Written options	(0.9%)	(450)
Other assets in excess of liabilities	3.1%	1,613
Net assets	100.0%	$51,808

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  Substantially all of the Fund's common stocks are memo pledged as collateral by the custodian for the listed short index option contracts written by the Fund (see Note 1).

(b)  No dividends were paid during the preceding twelve months.

(c)  Contract amounts are not in thousands.

DEFINITIONS:

REIT  Real Estate Investment Trust

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX Protected Principal Stock

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $41,640)	$50,645
Cash	1,734
Receivables:
Interest	2
Dividends	70
Other	4
52,455
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	108
Management and advisory fees	29
Distribution and service fees	39
Transfer agent fees	14
Written options (premiums $924)	450
Other	7
647
Net Assets	$51,808
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$45,865
Undistributed net investment income (loss)	8
Accumulated net realized gain (loss) from investment securities and written option contracts	(3,544)
Net unrealized appreciation (depreciation) on: Investment securities	9,005
Written option contracts	474
Net Assets	$51,808
Net Assets by Class:
Class A	$7,453
Class B	36,694
Class C	5,717
Class M	1,944
Shares Outstanding:
Class A	689
Class B	3,412
Class C	533
Class M	181
Net Asset Value Per Share:
Class A	$10.81
Class B	10.75
Class C	10.72
Class M	10.72
Maximum Offering Price Per Share (a):
Class A	$11.44
Class M	10.83

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$11
Dividends	674
685
Expenses:
Management and advisory fees	355
Transfer agent fees:
Class A	1
Class B	5
Class C	1
Custody fees	13
Administration fees	5
Audit fees	14
Trustees fees	1
Registration fees:
Class A	9
Class C	7
Class M	4
Other	16
Distribution and service fees:
Class A	13
Class B	194
Class C	30
Class M	9
Total expenses	677
Net Investment Income (Loss)	8
Net Realized Gain (Loss) from:
Investment securities	976
Written option contracts	(563)
413
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(41)
Written option contracts	472
431
Net Gain (Loss) on Investments and Written Option Contracts	844
Net Increase (Decrease) in Net Assets Resulting from Operations	$852

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX Protected Principal Stock

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2005 (unaudited)	October 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$8	$(572)
Net realized gain (loss) from investment securities and written option contracts	413	477
Net unrealized appreciation (depreciation) on investment securities and written option contracts	431	2,835
	852	2,740
Capital Share Transactions:
Proceeds from shares sold:
Class A	–	5
Class B	–	2
Class C	–	2
	–	9
Cost of shares redeemed:
Class A	(684)	(1,733)
Class B	(4,663)	(7,872)
Class C	(793)	(907)
Class M	(405)	(1,382)
	(6,545)	(11,894)
	(6,545)	(11,885)
Net increase (decrease) in net assets	(5,693)	(9,145)
Net Assets:
Beginning of period	57,501	66,646
End of period	$51,808	$57,501
Undistributed Net Investment Income (Loss)	$8	$–
Share Activity:
Shares redeemed:
Class A	(63)	(167)
Class B	(432)	(760)
Class C	(74)	(87)
Class M	(38)	(133)
	(607)	(1,147)
Net increase (decrease) in shares outstanding:
Class A	(63)	(167)
Class B	(432)	(760)
Class C	(74)	(87)
Class M	(38)	(133)
	(607)	(1,147)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX Protected Principal Stock

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2005)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$10.64	$0.02	$0.15	$0.17	$–	$–	$–	$10.81
	10/31/2004	10.15	(0.05)	0.54	0.49	–	–	–	10.64
	10/31/2003	10.01	(0.04)	0.92	0.88	–	(0.74)	(0.74)	10.15
	10/31/2002	10.00	(0.02)	0.03	0.01	–	–	–	10.01
Class B	4/30/2005	10.60	0.00	0.15	0.15	–	–	–	10.75
	10/31/2004	10.15	(0.10)	0.55	0.45	–	–	–	10.60
	10/31/2003	10.01	(0.11)	0.99	0.88	–	(0.74)	(0.74)	10.15
	10/31/2002	10.00	(0.04)	0.05	0.01	–	–	–	10.01
Class C	4/30/2005	10.58	(0.01)	0.15	0.14	–	–	–	10.72
	10/31/2004	10.15	(0.12)	0.55	0.43	–	–	–	10.58
	10/31/2003	10.01	(0.11)	0.99	0.88	–	(0.74)	(0.74)	10.15
	10/31/2002	10.00	(0.04)	0.05	0.01	–	–	–	10.01
Class M	4/30/2005	10.59	(0.01)	0.14	0.13	–	–	–	10.72
	10/31/2004	10.14	(0.10)	0.55	0.45	–	–	–	10.59
	10/31/2003	10.01	(0.10)	0.97	0.87	–	(0.74)	(0.74)	10.14
	10/31/2002	10.00	(0.04)	0.05	0.01	–	–	–	10.01

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	1.60%	$7,453	2.13%	2.13%	0.36%	2%
	10/31/2004	4.82	8,006	2.22	2.16	(0.53)	1
	10/31/2003	9.44	9,320	2.25	2.25	(0.46)	3
	10/31/2002	0.10	10,381	2.25	2.62	(0.70)	14
Class B	4/30/2005	1.42	36,694	2.49	2.49	0.01	2
	10/31/2004	4.43	40,756	2.69	2.63	(0.97)	1
	10/31/2003	9.44	46,709	2.90	2.90	(1.11)	3
	10/31/2002	0.10	47,170	2.90	3.28	(1.35)	14
Class C	4/30/2005	1.32	5,717	2.73	2.73	(0.22)	2
	10/31/2004	4.24	6,423	2.82	2.76	(1.12)	1
	10/31/2003	9.44	7,041	2.90	2.90	(1.11)	3
	10/31/2002	0.10	6,969	2.90	3.28	(1.35)	14
Class M	4/30/2005	1.23	1,944	2.80	2.80	(0.26)	2
	10/31/2004	4.44	2,316	2.80	2.73	(1.01)	1
	10/31/2003	9.33	3,576	2.80	2.80	(1.01)	3
	10/31/2002	0.10	4,076	2.80	3.18	(1.25)	14

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any and includes the recapture of previously waived expenses (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers, reimbursements and recapture of previously waived expenses by the investment adviser.

(g)  TA IDEX Protected Principal Stock commenced operations on July 1, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

11

TA IDEX Protected Principal Stock

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX Protected Principal Stock ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on July 1, 2002.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers four classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. On June 15, 2004, Class C2 shares converted to Class C. Class B shares will convert to Class A shares eight years after purchase. Currently all share classes are closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Option contracts: The Fund may enter into options contracts to manage exposure to market fluctuations. Options are valued at the average of the bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are imperfect correlation between the change in value of the securities held and the prices of the options contracts; the possibility of an illiquid market and inability of the counterparty to meet the contracts terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount is subsequently marked-to-market to reflect the current value of the option written.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

12

TA IDEX Protected Principal Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

The underlying face amounts of open contracts at April 30, 2005, are listed in the Schedule of Investments.

Substantially all of the Fund's common stocks are memo pledged as collateral by the custodian for the listed short index option contracts written by the Fund. The custodian uses escrow receipt depository of the Option Clearing Corporation ("OCC") to effect pledging while maintaining custody of the stock positions, rather than delivering them to the broker-dealers. The OCC guarantees the obligations of the contracts that they clear are fulfilled.

Transactions in written call and put options were as follows:

	Premium	Contracts*
Beginning Balance October 31, 2004	$849	501
Sales	4,446	1,589
Closing Buys	(4,033)	(1,551)
Expirations	(338)	(108)
Balance at April 30, 2005	$924	431

*  Contracts not in thousands

Account maintenance fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder's account.

No fee will be charged under the following conditions:

•  accounts opened within the preceding 24 months

•  accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•  accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•  accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•  UTMA/UGMA accounts

•  Fiduciary accounts

•  B-share accounts whose shares have started to convert to
A-shares accounts (as long as combined value of both accounts is at least $1)

For the six months ended April 30, 2005, there were no account maintenance fee.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

For the six months ended April 30, 2005, the Fund received no redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

TA IDEX Protected Principal Stock Guarantee: The Fund's investment adviser, TFAI, guarantees shareholders a Guaranteed Amount five years after the end of the Offering Period. The Guaranteed amount will be no less than the value of that shareholder's account on the Investment Date, less extraordinary charges, provided that shareholders have reinvested all dividends and distributions in additional shares and have redeemed no shares ("Guarantee"). Please see the Prospectus and Statement of Additional Information for further information on the Guarantee.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

1.30% of the first $100 million of ANA
1.25% of ANA over $100 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.90% Expense Limit

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

13

TA IDEX Protected Principal Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2003	$9	10/31/2006
Fiscal Year 2002	43	10/31/2005

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class M	0.90%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, M, and certain A share redemptions. For the six months ended April 30, 2005, the underwriter commissions were as follows:

Received by Underwriter	$–
Retained by Underwriter	–
Contingent Deferred Sales Charge	124

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS $21 for the six months ended April 30, 2005.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2005, the value of invested plan amount was $3. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2005, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$1,219
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	8,989
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$4,061	October 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$41,637
Unrealized Appreciation	$9,008
Unrealized (Depreciation)	–
Net Unrealized Appreciation (Depreciation)	$9,008

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser,

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

14

TA IDEX Protected Principal Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 5.–(continued)

TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

15

TA IDEX Protected Principal Stock

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between TA IDEX Protected Principal Stock (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Gateway Investment Advisers, LP (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by TFAI's management capabilities demonstrated with respect to the Fund and other funds managed by TFAI, the level and nature of services provided by TFAI, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the unique management style employed with respect to a protected principal fund. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Fund. The Board noted the low investment performance of the Fund over the past year relative to the Fund's benchmark index. However, the Board considered the unique nature of the Fund, which is structured with a guarantee feature and the effect of the Fund's structure on its performance, and concluded that the Fund's performance was acceptable in light of its mandate.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Fund, the estimated profitability of TFAI's relationships with the Fund and TA IDEX, and the estimated profitability of the Sub-Adviser's relationship with the Fund, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the unique guarantee feature of the Fund, and the anticipated profitability of the relationship between the Fund, TFAI and the Sub-Adviser.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board noted that the Fund is closed to new investments due, in part, to the Fund's guarantee feature. Consequently, the Board concluded that there is limited opportunity for the Fund to realize economies of scale and increase its assets through issuance of shares to new investors, and concluded that the advisory fees appropriately reflect the Fund's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. Under the circumstances, the Board determined that it was appropriate that the Fund's investment advisory fees do not reduce should Fund assets grow meaningfully. The Board also noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale by virtue of asset growth due to investment performance, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Fund. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser engaged in "soft dollar" arrangements consistent with applicable law and "best execution" requirements.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund which, as demonstrated in the past with the Fund, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

16

TA IDEX Protected Principal Stock

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:  Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX Protected Principal Stock

Proposal 2:  Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
1,948,454.551	74,645.058	848,975.577

Proposal 3:  Approval of changes to the fundamental investment restrictions of TA IDEX Protected Principal Stock.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	1,973,094.974	122,234.212	776,746.000
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	1,964,939.050	130,390.136	776,746.000
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	1,973,525.747	121,803.439	776,746.000
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	1,974,713.966	120,615.220	776,746.000
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	1,972,506.039	122,823.147	776,746.000
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	1,952,148.747	143,684.439	776,242.000
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	1,956,538.143	138,791.043	776,746.000
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	1,936,984.966	158,344.220	776,746.000
Short Selling	K. Margin Activities and For	Against	Abstentions/Broker-Non-Votes
	1,950,815.758	145,017.428	776,242.000

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

17

TA IDEX Salomon All Cap

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2004 and held for the entire period until April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,006.80	1.27%	$6.32
Hypothetical (b)	1,000.00	1,018.50	1.27	6.36
Class B
Actual	1,000.00	1,002.70	2.07	10.27
Hypothetical (b)	1,000.00	1,014.53	2.07	10.34
Class C
Actual	1,000.00	1,002.50	2.11	10.48
Hypothetical (b)	1,000.00	1,014.33	2.11	10.54

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX Salomon All Cap

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (92.3%)
Aerospace (1.0%)
Boeing Co. (The)	59,600	$3,547
Air Transportation (1.5%)
Southwest Airlines Co.	354,400	5,274
Amusement & Recreation Services (1.2%)
Disney (Walt) Co. (The)	159,900	4,221
Business Services (1.0%)
Clear Channel Communications, Inc.	54,400	1,738
Interpublic Group of Cos., Inc. (a)(b)	153,800	1,978
Chemicals & Allied Products (2.4%)
Dow Chemical Co. (The)	101,200	4,648
du Pont (E.I.) de Nemours & Co.	84,400	3,976
Commercial Banks (6.5%)
Bank of New York Co., Inc. (The)	154,700	4,322
JPMorgan Chase & Co.	192,900	6,846
MBNA Corp.	129,900	2,566
Mitsubishi Tokyo Financial Group, Inc.	690	5,961
State Street Corp.	76,700	3,546
Communication (2.5%)
Comcast Corp.–Special Class A (a)	164,200	5,210
Viacom, Inc.–Class B	110,100	3,812
Communications Equipment (3.1%)
Lucent Technologies, Inc. (a)	1,320,200	3,208
Motorola, Inc.	266,500	4,088
Nokia Corp., ADR	241,000	3,851
Computer & Data Processing Services (4.5%)
Electronics for Imaging (a)(b)	169,000	2,775
Micromuse, Inc. (a)	466,600	2,412
Microsoft Corp.	290,500	7,350
RealNetworks, Inc. (a)	586,700	3,614
Computer & Office Equipment (0.8%)
Cisco Systems, Inc. (a)	175,900	3,040
Diversified (0.9%)
Honeywell International, Inc.	86,900	3,108
Electronic & Other Electric Equipment (1.4%)
Samsung Electronics Co., Ltd., GDR–144A	22,400	5,051
Electronic Components & Accessories (4.1%)
Maxwell Technologies, Inc. (a)	90,200	697
Novellus Systems, Inc.	75,000	1,757
Solectron Corp. (a)	960,500	3,170
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	508,245	4,376
Texas Instruments, Inc.	158,000	3,944
Tyco International, Ltd.	28,100	880

	Shares	Value
Food & Kindred Products (1.0%)
Unilever PLC, Sponsored ADR (b)	96,300	$3,694
Food Stores (1.3%)
Safeway, Inc. (a)(b)	214,200	4,560
Gas Production & Distribution (1.5%)
Dynegy, Inc.–Class A (a)	53,100	178
Williams Cos., Inc. (The)	298,400	5,079
Health Services (0.9%)
Enzo Biochemical, Inc. (a)(b)	248,899	3,390
Holding & Other Investment Offices (0.6%)
Digital Realty Trust, Inc. REIT	142,800	2,038
Industrial Machinery & Equipment (4.3%)
Applied Materials, Inc. (a)(b)	254,500	3,784
Baker Hughes, Inc.	64,400	2,841
Caterpillar, Inc.	59,800	5,265
Deere & Co.	54,300	3,396
Instruments & Related Products (2.5%)
Agilent Technologies, Inc. (a)	153,500	3,185
Raytheon Co.	157,300	5,916
Insurance (6.3%)
AMBAC Financial Group, Inc.	54,300	3,630
American International Group, Inc.	70,800	3,600
Chubb Corp.	58,580	4,791
MGIC Investment Corp. (b)	61,600	3,634
PMI Group, Inc. (The)	196,200	6,898
Insurance Agents, Brokers & Service (1.0%)
Hartford Financial Services Group, Inc. (The)	48,300	3,495
Lumber & Other Building Materials (1.1%)
Home Depot, Inc. (The)	111,100	3,930
Lumber & Wood Products (1.4%)
Weyerhaeuser Co.	71,700	4,919
Medical Instruments & Supplies (0.3%)
Boston Scientific Corp. (a)	33,000	976
Metal Mining (0.9%)
Newmont Mining Corp. (b)	83,200	3,159
Mining (0.1%)
WGI Heavy Minerals, Inc. (a)	104,300	249
Motion Pictures (3.2%)
News Corp., Inc.–Class A	124,800	1,907
News Corp., Inc.–Class B (b)	290,000	4,617
Time Warner, Inc. (a)	303,300	5,099
Motor Vehicles, Parts & Supplies (0.6%)
BorgWarner, Inc.	51,100	2,336

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX Salomon All Cap

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Oil & Gas Extraction (5.0%)
Anadarko Petroleum Corp.	63,900	$4,667
Canadian Natural Resources, Ltd.	54,100	2,680
GlobalSantaFe Corp.	88,400	2,970
Halliburton Co.	101,900	4,238
Schlumberger, Ltd.	51,500	3,523
Petroleum Refining (5.3%)
BP PLC, ADR	28,600	1,742
ChevronTexaco Corp.	62,400	3,245
ConocoPhillips	18,400	1,929
Exxon Mobil Corp.	63,000	3,593
Murphy Oil Corp.	93,900	8,366
Pharmaceuticals (11.0%)
Abbott Laboratories	120,300	5,914
Amgen, Inc. (a)	50,800	2,957
Aphton Corp. (a)(b)	553,200	498
GlaxoSmithKline PLC, ADR	99,700	5,040
Johnson & Johnson	101,700	6,980
Lilly (Eli) & Co.	30,800	1,801
Novartis AG, ADR	121,100	5,901
Pfizer, Inc.	187,400	5,092
Wyeth	117,700	5,289
Primary Metal Industries (3.5%)
Alcoa, Inc.	152,900	4,437
Allegheny Technologies, Inc.	39,100	876
Engelhard Corp.	130,500	3,997
RTI International Metals, Inc. (a)	153,700	3,457
Radio & Television Broadcasting (1.0%)
IAC/InterActive Corp. (a)(b)	71,900	1,563
Pearson PLC	155,100	1,890
Security & Commodity Brokers (3.2%)
American Express Co.	88,400	4,659
Merrill Lynch & Co., Inc.	72,700	3,921
Morgan Stanley	58,800	3,094
Telecommunications (2.3%)
SBC Communications, Inc.	155,900	3,710
Vodafone Group PLC, ADR	177,800	4,648
Toys, Games & Hobbies (2.0%)
Hasbro, Inc.	194,500	3,680
Mattel, Inc.	186,800	3,372
Transportation Equipment (0.0%)
Fleetwood Enterprises, Inc. (a)(b)	11,900	91
Variety Stores (1.0%)
Costco Wholesale Corp.	88,400	3,587
Wholesale Trade Durable Goods (0.1%)
IKON Office Solutions, Inc.	33,200	287
Total Common Stocks (cost: $318,768)		331,226

	Principal	Value
SECURITY LENDING COLLATERAL (7.6%)
Debt (6.6%)
Bank Notes (0.9%)
Bank of America
2.82%, due 05/16/2005	$858	$858
2.80%, due 06/09/2005 (c)	214	214
2.77%, due 07/18/2005 (c)	858	858
Canadian Imperial Bank of Commerce 3.02%, due 11/04/2005 (c)	858	858
Credit Suisse First Boston Corp. 2.88%, due 09/09/2005 (c) 3.06%, due 03/10/2006 (c)	214 214	214 214
Euro Dollar Overnight (1.1%)
Bank of Montreal 2.94%, due 05/04/2005	644	644
BNP Paribas 2.80%, due 05/05/2005	888	888
Den Danske Bank 2.93%, due 05/02/2005 2.80%, due 05/06/2005	772 429	772 429
Dexia Group 2.80%, due 05/05/2005	379	379
Royal Bank of Canada 2.80%, due 05/04/2005	880	880
Svenska Handlesbanken 2.80%, due 05/06/2005	141	141
Euro Dollar Terms (2.7%)
Bank of Nova Scotia 2.88%, due 05/11/2005 3.01%, due 05/31/2005	429 1,200	429 1,200
Barclays 3.02%, due 06/27/2005	765	765
BNP Paribas 2.93%, due 06/07/2005	687	687
Branch Banker & Trust 2.94%, due 06/06/2005	183	183
Calyon 2.93%, due 06/03/2005	709	709
Citigroup 2.87%, due 06/06/2005	891	891
Credit Suisse First Boston Corp. 2.91%, due 05/16/2005	879	879
HSBC Banking/Holdings PLC 3.01%, due 06/23/2005	429	429
Royal Bank of Scotland 2.94%, due 06/07/2005 2.95%, due 06/10/2005	833 463	833 463
Societe Generale 2.80%, due 05/03/2005	821	821

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX Salomon All Cap

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Toronto Dominion Bank
2.75%, due 05/09/2005	$644	$644
3.01%, due 06/24/2005	238	238
UBS AG 2.81%, due 05/03/2005	429	429
Promissory Notes (0.7%)
Goldman Sachs Group, Inc. 2.99%, due 06/27/2005 3.01%, due 07/27/2005	901 1,502	901 1,502
Repurchase Agreements (1.2%) (d)
Goldman Sachs Group, Inc. 3.04% Repurchase Agreement dated 04/29/2005 to be repurchased at $1,931 on 05/02/2005	1,931	1,931
Merrill Lynch & Co., Inc. 3.04% Repurchase Agreement dated 04/29/2005 to be repurchased at $2,317 on 05/02/2005	2,317	2,317

	Shares	Value
Investment Companies (1.0%)
Money Market Funds (1.0%)
American Beacon Funds 1-day yield of 2.84%	340,741	$341
BGI Institutional Money Market Fund 1-day yield of 2.93%	2,017,719	2,018
Merrill Lynch Premier Institutional Fund 1-day yield of 2.65%	454,051	454
Merrimac Cash Fund, Premium Class 1-day yield of 2.74% (e)	830,452	830
Total Security Lending Collateral (cost: $27,243)		27,243
Total Investment Securities (cost: $346,011)		$358,469
SUMMARY:
Investments, at value	99.9%	$358,469
Other assets in excess of liabilities	0.1%	257
Net assets	100.0%	$358,726

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At April 30, 2005, all or a portion of this security is on loan (see Note 1). The value at April 30, 2005, of all securities on loan is $25,069.

(c)  Floating or variable rate note. Rate is listed as of April 30, 2005.

(d)  Cash collateral for the Repurchase Agreements, valued at $4,321, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–8.875% and 06/15/2005–03/15/2035, respectively.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities aggregated $5,051 or 1.4% of the net assets of the Fund.

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX Salomon All Cap

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $346,011) (including securities loaned of $25,069)	$358,469
Cash	26,982
Receivables:
Investment securities sold	1,465
Shares of beneficial interest sold	74
Interest	49
Dividends	457
Dividend reclaims receivable	14
Other	147
387,657
Liabilities:
Investment securities purchased	493
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	501
Management and advisory fees	285
Distribution and service fees	210
Transfer agent fees	144
Payable for collateral for securities on loan	27,243
Other	55
28,931
Net Assets	$358,726
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$349,801
Undistributed net investment income (loss)	512
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	(4,038)
Net unrealized appreciation (depreciation) on investment securities	12,451
Net Assets	$358,726
Net Assets by Class:
Class A	$169,741
Class B	133,917
Class C	55,068
Shares Outstanding:
Class A	11,390
Class B	9,357
Class C	3,850
Net Asset Value Per Share:
Class A	$14.90
Class B	14.31
Class C	14.30
Maximum Offering Price Per Share (a):
Class A	$15.77

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$269
Dividends	4,725
Income from loaned securities–net	45
Less withholding taxes on foreign dividends	(33)
5,006
Expenses:
Management and advisory fees	2,217
Transfer agent fees:
Class A	101
Class B	157
Class C	71
Printing and shareholder reports	59
Custody fees	42
Administration fees	51
Legal fees	18
Audit fees	7
Trustees fees	17
Registration fees:
Class A	29
Class B	10
Class C	11
Distribution and service fees:
Class A	625
Class B	740
Class C	314
Total expenses	4,469
Net Investment Income (Loss)	537
Net Realized Gain (Loss) from:
Investment securities	45,909
Foreign currency transactions	(23)
45,886
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(30,535)
Net Gain (Loss) on Investments and Foreign Currency Transactions	15,351
Net Increase (Decrease) in Net Assets Resulting from Operations	$15,888

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX Salomon All Cap

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2005 (unaudited)	October 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$537	$(2,597)
Net realized gain (loss) from investment securities and foreign currency transactions	45,886	25,144
Net unrealized appreciation (depreciation) on investment securities	(30,535)	6,182
	15,888	28,729
Distributions to Shareholders:
From net investment income:
Class A	(19)	–
	(19)	–
Capital Share Transactions:
Proceeds from shares sold:
Class A	2,960	172,341
Class B	4,054	20,598
Class C	1,682	8,093
Class C2	–	2,046
Class M	–	2,231
	8,696	205,309
Dividends and distributions reinvested:
Class A	19	–
	19	–
Cost of shares redeemed:
Class A	(285,580)	(22,683)
Class B	(21,977)	(36,255)
Class C	(12,568)	(7,530)
Class C2	–	(7,820)
Class M	–	(9,325)
	(320,125)	(83,613)
Class level exchanges:
Class C	–	62,362
Class C2	–	(30,201)
Class M	–	(32,161)
	–	–
Automatic conversions:
Class A	88	98
Class B	(88)	(98)
	–	–
	(311,410)	121,696
Net increase (decrease) in net assets	(295,541)	150,425

	April 30, 2005 (unaudited)	October 31, 2004
Net Assets:
Beginning of period	$654,267	$503,842
End of period	$358,726	$654,267
Undistributed Net Investment Income (Loss)	$512	$(6)
Share Activity:
Shares issued:
Class A	191	11,625
Class B	272	1,436
Class C	113	567
Class C2	–	143
Class M	–	154
	576	13,925
Shares issued–reinvested from distributions:
Class A	1	–
	1	–
Shares redeemed:
Class A	(18,398)	(1,535)
Class B	(1,477)	(2,548)
Class C	(847)	(536)
Class C2	–	(542)
Class M	–	(650)
	(20,722)	(5,811)
Class level exchanges:
Class C	–	4,365
Class C2	–	(2,082)
Class M	–	(2,271)
	–	12
Automatic conversions:
Class A	6	6
Class B	(6)	(6)
	–	–
Net increase (decrease) in shares outstanding:
Class A	(18,200)	10,096
Class B	(1,211)	(1,118)
Class C	(734)	4,396
Class C2	–	(2,481)
Class M	–	(2,767)
	(20,145)	8,126

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX Salomon All Cap

FINANCIAL HIGHLIGHTS

(unaudited for period ended April 30, 2005)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions				Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income		From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$14.80	$0.04	$0.06	$0.10	$–	(h)	$–	$–	$14.90
	10/31/2004	13.95	(0.03)	0.88	0.85	–		–	–	14.80
	10/31/2003	10.34	(0.04)	3.65	3.61	–		–	–	13.95
	10/31/2002	13.63	–	(3.15)	(3.15)	–		(0.14)	(0.14)	10.34
	10/31/2001	15.51	0.12	(1.58)	(1.46)	–		(0.42)	(0.42)	13.63
	10/31/2000	11.70	0.08	3.92	4.00	–		(0.19)	(0.19)	15.51
Class B	4/30/2005	14.27	(0.03)	0.07	0.04	–		–	–	14.31
	10/31/2004	13.53	(0.11)	0.85	0.74	–		–	–	14.27
	10/31/2003	10.08	(0.12)	3.57	3.45	–		–	–	13.53
	10/31/2002	13.41	(0.10)	(3.09)	(3.19)	–		(0.14)	(0.14)	10.08
	10/31/2001	15.36	0.02	(1.55)	(1.53)	–		(0.42)	(0.42)	13.41
	10/31/2000	11.66	(0.03)	3.92	3.89	–		(0.19)	(0.19)	15.36
Class C	4/30/2005	14.26	(0.03)	0.07	0.04	–		–	–	14.30
	10/31/2004	13.53	(0.12)	0.85	0.73	–		–	–	14.26
	10/31/2003	10.26	(0.12)	3.39	3.27	–		–	–	13.53

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	0.68%	$169,741	1.27%	1.27%	0.51%	15%
	10/31/2004	6.09	438,047	1.33	1.33	(0.17)	25
	10/31/2003	34.91	271,958	1.55	1.64	(0.36)	30
	10/31/2002	(23.44)	57,528	1.55	1.65	(0.03)	162
	10/31/2001	(9.49)	77,791	1.58	1.68	0.75	82
	10/31/2000	34.50	25,575	1.55	2.41	0.45	91
Class B	4/30/2005	0.27	133,917	2.07	2.07	(0.35)	15
	10/31/2004	5.48	150,829	1.97	1.97	(0.80)	25
	10/31/2003	34.23	158,147	2.20	2.29	(1.01)	30
	10/31/2002	(24.11)	130,709	2.20	2.30	(0.68)	162
	10/31/2001	(10.09)	167,214	2.23	2.33	0.10	82
	10/31/2000	33.72	38,203	2.20	3.06	(0.20)	91
Class C	4/30/2005	0.25	55,068	2.11	2.11	(0.38)	15
	10/31/2004	5.43	65,391	1.99	1.99	(0.83)	25
	10/31/2003	31.87	2,547	2.20	2.29	(1.01)	30

NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on average number of shares outstanding for the years ended 10/31/2001, 10/31/2002, 10/31/2003, 10/31/2004, and for the six months ended April 30, 2005.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX Salomon All Cap ("the Fund") commenced operations on March 1, 1999. The inception date for the Fund's offering of share Class C was November 11, 2002.

(h)  Distributions from net investment income were less than $0.01 per share.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX Salomon All Cap

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX Salomon All Cap ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on March 1, 1999.

The Fund is "non-diversified" under the 1940 act.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers three classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. On June 15, 2004, Class C2 shares merged into Class C. On September 24, 2004, Class M shares merged into Class C. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." If market quotations are not readily available, and the impact of such a significant market event materially effects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX Salomon All Cap

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2005, of $99 are included in net realized gains on the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $21 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX Salomon All Cap

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Account maintenance fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder's account.

No fee will be charged under the following conditions:

•  accounts opened within the preceding 24 months

•  accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•  accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•  accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•  UTMA/UGMA accounts

•  Fiduciary accounts

•  B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the six months ended April 30, 2005, this fee totaled $7. These fees are included in Paid in Capital in the Statement of Assets and Liabilities.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

For the six months ended April 30, 2005, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

The following schedule represents the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$11	0.01%
TA IDEX Asset Allocation– Growth Portfolio	36,341	10.13%
TA IDEX Asset Allocation– Moderate Growth Portfolio	47,711	6.57%
TA IDEX Asset Allocation– Moderate Portfolio	23,573	13.30%
Total	$107,636	30.01%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $500 million of ANA
0.70% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.20% Expense Limit

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX Salomon All Cap

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2005, the underwriter commissions were as follows:

Received by Underwriter	$329
Retained by Underwriter	15
Contingent Deferred Sales Charge	204

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS $402 for the six months ended April 30, 2005.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2005, the value of invested plan amount was $27. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2005, are included in the accompanying Statement of Assets and Liabilities.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the six months ended April 30, 2005, were $15.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$76,374
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	383,686
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$35,550	October 31, 2010
14,057	October 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$346,205
Unrealized Appreciation	$33,079
Unrealized (Depreciation)	(20,815)
Net Unrealized Appreciation (Depreciation)	$12,264

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

11

TA IDEX Salomon All Cap

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

12

TA IDEX Salomon All Cap

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between TA IDEX Salomon All Cap (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Salomon Brothers Asset Management, Inc. (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by TFAI's management capabilities demonstrated with respect to the Fund and other funds managed by TFAI, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Fund's strong investment performance. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Fund. The Board concluded, based in particular on information provided by Lipper Analytics, that the Fund's investment performance was competitive or superior relative to comparable funds over trailing one-, two-, three-, and five-year periods and to the Fund's benchmark index over one- and five-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Fund, the estimated profitability of TFAI's relationships with the Fund and TA IDEX, and the estimated profitability of the Sub-Adviser's relationship with the Fund, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees of the Fund were consistent with industry averages, although the Board decided to monitor the Fund's expense ratio periodically in light of the Fund's higher-than-average level of operating expenses.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Trustees concluded that inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefited investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Fund assets increases. The Board also concluded that the advisory fees appropriately reflect the Fund's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Fund. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a certain portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's portfolio brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund which, as demonstrated in the past with the Fund, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

13

TA IDEX Salomon All Cap

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:  Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX Salomon All Cap

Proposal 2:  Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
31,982,458.431	180,265.144	9,471,292.554

Proposal 3:  Approval of changes to the fundamental investment restrictions of TA IDEX Salomon All Cap.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	32,163,056.133	204,547.235	9,266,412.761
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	32,148,109.047	219,494.321	9,266,412.761
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	32,160,366.019	207,237.349	9,266,412.761
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	32,160,783.400	206,819.968	9,266,412.761
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	32,158,879.979	208,723.389	9,266,412.761
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	32,146,308.604	221,294.764	9,266,412.761
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	32,157,703.075	209,900.293	9,266,412.761
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	32,145,584.472	221,905.896	9,266,525.761

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

14

TA IDEX Salomon Investors Value

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2004 and held for the entire period until April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,023.40	1.22%	$6.12
Hypothetical (b)	1,000.00	1,018.74	1.22	6.11
Class B
Actual	1,000.00	1,019.30	2.12	10.61
Hypothetical (b)	1,000.00	1,014.28	2.12	10.59
Class C
Actual	1,000.00	1,018.40	2.20	11.01
Hypothetical (b)	1,000.00	1,013.88	2.20	10.99

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX Salomon Investors Value

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.1%)
Aerospace (5.1%)
Boeing Co. (The)	63,300	$3,768
Lockheed Martin Corp.	59,600	3,633
United Technologies Corp.	27,600	2,807
Business Credit Institutions (1.5%)
Freddie Mac	50,300	3,094
Chemicals & Allied Products (1.2%)
Air Products & Chemicals, Inc.	40,500	2,379
Commercial Banks (11.5%)
Bank of America Corp.	161,200	7,260
Bank of New York Co., Inc. (The)	49,400	1,380
Comerica, Inc.	37,800	2,164
JPMorgan Chase & Co.	71,600	2,541
MBNA Corp.	48,200	952
US Bancorp	98,100	2,737
Wachovia Corp.	62,700	3,209
Wells Fargo & Co.	46,400	2,781
Communication (5.0%)
Comcast Corp.–Class A (a)	109,500	3,516
Liberty Media Corp.–Class A	278,100	2,792
Liberty Media International, Inc.–Class A (a)	13,960	579
Viacom, Inc.–Class B	89,300	3,092
Communications Equipment (4.6%)
Comverse Technology, Inc. (a)	76,500	1,743
Nokia Corp., ADR	244,500	3,907
Nortel Networks Corp. (a)(b)	1,018,100	2,535
SES GLOBAL	74,100	1,020
Computer & Data Processing Services (2.0%)
Microsoft Corp.	158,800	4,018
Computer & Office Equipment (2.6%)
Hewlett-Packard Co.	47,100	964
International Business Machines Corp.	26,000	1,986
Lexmark International, Inc. (a)	33,500	2,327
Department Stores (1.4%)
JC Penney Co., Inc. (b)	57,400	2,721
Diversified (1.8%)
Honeywell International, Inc.	100,900	3,608
Electric Services (1.1%)
Sempra Energy (b)	54,800	2,213
Electronic Components & Accessories (0.5%)
Solectron Corp. (a)	320,500	1,058
Environmental Services (0.9%)
Waste Management, Inc.	62,600	1,784

	Shares	Value
Food & Kindred Products (4.9%)
Altria Group, Inc.	110,300	$7,168
Sara Lee Corp.	128,500	2,749
Food Stores (1.9%)
Kroger Co. (a)	238,200	3,756
Gas Production & Distribution (1.3%)
El Paso Corp.	257,600	2,573
Holding & Other Investment Offices (1.3%)
Equity Residential	77,600	2,666
Instruments & Related Products (1.1%)
Raytheon Co.	58,900	2,215
Insurance (5.5%)
Aetna, Inc.	10,300	756
American International Group, Inc.	75,500	3,839
Chubb Corp. (b)	27,100	2,216
Loews Corp.	37,800	2,679
St. Paul Travelers Cos., Inc. (The)	44,700	1,600
Motion Pictures (3.4%)
News Corp., Inc.–Class B (b)	245,100	3,902
Time Warner, Inc. (a)	171,500	2,883
Office Property (1.4%)
Equity Office Properties Trust	91,400	2,876
Oil & Gas Extraction (6.7%)
ENSCO International, Inc.	97,000	3,162
EOG Resources, Inc.	16,500	785
GlobalSantaFe Corp.	55,800	1,875
Nabors Industries, Ltd. (a)	27,600	1,487
Noble Corp.	24,500	1,247
Total SA, ADR (b)	44,600	4,947
Paper & Allied Products (2.6%)
Avery Dennison Corp.	40,800	2,136
International Paper Co.	17,100	586
Kimberly-Clark Corp.	39,200	2,448
Personal Credit Institutions (2.0%)
Capital One Financial Corp.	56,200	3,984
Petroleum Refining (3.5%)
BP PLC, ADR	34,300	2,089
Marathon Oil Corp.	61,400	2,859
Royal Dutch Petroleum Co.–NY Shares	36,200	2,109
Pharmaceuticals (5.2%)
Johnson & Johnson	38,500	2,642
Novartis AG, ADR	44,500	2,169
Pfizer, Inc.	92,900	2,524
Sanofi-Aventis, ADR (b)	72,500	3,217

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX Salomon Investors Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Restaurants (1.7%)
McDonald's Corp.	114,300	$3,350
Rubber & Misc. Plastic Products (1.0%)
Newell Rubbermaid, Inc. (b)	92,300	2,006
Savings Institutions (1.0%)
Washington Mutual, Inc.	48,900	2,021
Security & Commodity Brokers (5.5%)
American Express Co.	54,900	2,893
Goldman Sachs Group, Inc. (The)	25,400	2,712
Merrill Lynch & Co., Inc.	72,800	3,926
Morgan Stanley	27,600	1,452
Telecommunications (6.9%)
ALLTEL Corp. (b)	47,800	2,723
AT&T Corp.	53,000	1,014
Nextel Communications, Inc.–Class A (a)	144,600	4,047
SBC Communications, Inc. (b)	128,900	3,068
Sprint Corp. (FON Group) (b)	47,500	1,057
Verizon Communications, Inc. (b)	55,600	1,991
Toys, Games & Hobbies (0.2%)
Mattel, Inc.	21,700	392
Variety Stores (1.8%)
Target Corp.	36,300	1,684
Wal-Mart Stores, Inc.	42,400	1,999
Total Common Stocks (cost: $193,831)		197,047
	Principal	Value
SECURITY LENDING COLLATERAL (14.6%)
Debt (12.6%)
Bank Notes (1.7%)
Bank of America
2.82%, due 05/16/2005	$923	$923
2.80%, due 06/09/2005 (c)	231	231
2.77%, due 07/18/2005 (c)	923	923
Canadian Imperial Bank of Commerce 3.02%, due 11/04/2005 (c)	923	923
Credit Suisse First Boston Corp. 2.88%, due 09/09/2005 (c) 3.06%, due 03/10/2006 (c)	231 231	231 231
Euro Dollar Overnight (2.2%)
Bank of Montreal 2.94%, due 05/04/2005	692	692
BNP Paribas 2.80%, due 05/05/2005	955	955

	Principal	Value
Euro Dollar Overnight (continued)
Den Danske Bank 2.93%, due 05/02/2005	$831	$831
2.80%, due 05/06/2005	462	462
Dexia Group 2.80%, due 05/05/2005	408	408
Royal Bank of Canada 2.80%, due 05/04/2005	947	947
Svenska Handlesbanken 2.80%, due 05/06/2005	152	152
Euro Dollar Terms (5.1%)
Bank of Nova Scotia 2.88%, due 05/11/2005 3.01%, due 05/31/2005	461 1,290	461 1,290
Barclays 3.02%, due 06/27/2005	822	822
BNP Paribas 2.93%, due 06/07/2005	739	739
Branch Banker & Trust 2.94%, due 06/06/2005	197	197
Calyon 2.93%, due 06/03/2005	762	762
Citigroup 2.87%, due 06/06/2005	958	958
Credit Suisse First Boston Corp. 2.91%, due 05/16/2005	945	945
HSBC Banking/Holdings PLC 3.01%, due 06/23/2005	461	461
Royal Bank of Scotland 2.94%, due 06/07/2005 2.95%, due 06/10/2005	896 498	896 498
Societe Generale 2.80%, due 05/03/2005	883	883
Toronto Dominion Bank 2.75%, due 05/09/2005 3.01%, due 06/24/2005	692 256	692 256
UBS AG 2.81%, due 05/03/2005	461	461
Promissory Notes (1.3%)
Goldman Sachs Group, Inc. 2.99%, due 06/27/2005 3.01%, due 07/27/2005	969 1,615	969 1,615
Repurchase Agreements (2.3%) (d)
Goldman Sachs Group, Inc. 3.04%, Repurchase Agreement dated 04/29/2005 to be repurchased at $2,077 on 05/02/2005	2,076	2,076

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX Salomon Investors Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Repurchase Agreements (continued)
Merrill Lynch & Co., Inc. 3.04%, Repurchase Agreement dated 04/29/2005 to be repurchased at $2,492 on 05/02/2005	$2,492	$2,492
	Shares	Value
Investment Companies (2.0%)
Money Market Funds (2.0%)
American Beacon Funds 1-day yield of 2.84%	366,468	367
BGI Institutional Money Market Fund 1-day yield of 2.93%	2,170,062	2,170
Merrill Lynch Premier Institutional Fund 1-day yield of 2.65%	488,333	488
Merrimac Cash Fund, Premium Class 1-day yield of 2.74% (e)	893,153	893
Total Security Lending Collateral (cost: $29,300)		29,300
Total Investment Securities (cost: $223,131)		$226,347
SUMMARY:
Investments, at value	112.7%	$226,347
Liabilities in excess of other assets	(12.7)%	(25,514)
Net assets	100.0%	$200,833

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At April 30, 2005, all or a portion of this security is on loan (see Note 1). The value at April 30, 2005, of all securities on loan is $28,210.

(c)  Floating or variable rate note. Rate is listed as of April 30, 2005.

(d)  Cash collateral for the Repurchase Agreements, valued at $4,648, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–8.875% and 06/15/2005–03/15/2035, respectively.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

ADR  American Depositary Receipt

Semi-Annual Report 2005

4

TA IDEX Salomon Investors Value

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $223,131) (including securities loaned of $28,210)	$226,347
Cash	4,005
Receivables:
Investment securities sold	176
Shares of beneficial interest sold	2
Interest	10
Dividends	290
Dividend reclaims receivable	19
Other	30
230,879
Liabilities:
Investment securities purchased	378
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	124
Management and advisory fees	148
Distribution and service fees	72
Transfer agent fees	24
Payable for collateral for securities on loan	29,300
30,046
Net Assets	$200,833
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$157,799
Undistributed net investment income (loss)	779
Undistributed net realized gain (loss) from investment securities and foreign currency transactions	39,043
Net unrealized appreciation (depreciation) on: Investment securities	3,213
Translation of assets and liabilites denominated in foreign currencies	(1)
Net Assets	$200,833
Net Assets by Class:
Class A	$176,495
Class B	18,728
Class C	5,610
Shares Outstanding:
Class A	13,238
Class B	1,480
Class C	445
Net Asset Value Per Share:
Class A	$13.33
Class B	12.65
Class C	12.61
Maximum Offering Price Per Share (a):
Class A	$14.11

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$113
Dividends	5,190
Income from loaned securities–net	9
Less withholding taxes on foreign dividends	(68)
5,244
Expenses:
Management and advisory fees	1,555
Transfer agent fees:
Class A	21
Class B	21
Class C	9
Custody fees	26
Administration fees	35
Legal fees	12
Audit fees	6
Trustees fees	11
Registration fees:
Class A	28
Class B	9
Class C	11
Distribution and service fees:
Class A	636
Class B	103
Class C	30
Total expenses	2,513
Less:
Reimbursement of class expenses:
Class C	(8)
Net expenses	2,505
Net Investment Income (Loss)	2,739
Net Realized Gain (Loss) from:
Investment securities	39,817
Foreign currency transactions	1
39,818
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(23,407)
Translation of assets and liabilities denominated in foreign currencies	(1)
(23,408)
Net Gain (Loss) on Investments and Foreign Currency Transactions	16,410
Net Increase (Decrease) in Net Assets Resulting from Operations	$19,149

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX Salomon Investors Value

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2005 (unaudited)	October 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$2,739	$2,595
Net realized gain (loss) from investment securities and foreign currency transactions	39,818	17,527
Net unrealized appreciation (depreciation) on investment securities and foreign currency translations	(23,408)	5,314
	19,149	25,436
Distributions to Shareholders:
From net investment income:
Class A	(2,600)	(2,368)
Class B	(57)	(158)
Class C	(24)	(10)
Class C2	–	(21)
Class M	–	(17)
	(2,681)	(2,574)
From net realized gains:
Class A	(6,313)	(8,881)
Class B	(331)	(495)
Class C	(97)	(37)
Class C2	–	(61)
Class M	–	(50)
	(6,741)	(9,524)
Capital Share Transactions:
Proceeds from shares sold:
Class A	842	154,680
Class B	893	3,454
Class C	378	1,228
Class C2	–	287
Class M	–	254
	2,113	159,903
Dividends and distributions reinvested:
Class A	8,905	11,237
Class B	370	624
Class C	112	43
Class C2	–	73
Class M	–	65
	9,387	12,042
Cost of shares redeemed:
Class A	(248,869)	(6,237)
Class B	(2,559)	(4,752)
Class C	(865)	(814)
Class C2	–	(584)
Class M	–	(626)
	(252,293)	(13,013)
Class level exchanges:
Class C	–	4,670
Class C2	–	(2,688)
Class M	–	(1,982)
	–	–

	April 30, 2005 (unaudited)	October 31, 2004
Automatic conversions:
Class A	$518	$48
Class B	(518)	(48)
	–	–
	(240,793)	158,932
Net increase (decrease) in net assets	(231,066)	172,270
Net Assets:
Beginning of period	431,899	259,629
End of period	$200,833	$431,899
Undistributed Net Investment Income (Loss)	$779	$721
Share Activity:
Shares issued:
Class A	60	11,405
Class B	68	270
Class C	29	97
Class C2	–	22
Class M	–	19
	157	11,813
Shares issued–reinvested from distributions:
Class A	639	858
Class B	28	50
Class C	8	3
Class C2	–	6
Class M	–	5
	675	922
Shares redeemed:
Class A	(17,982)	(467)
Class B	(195)	(375)
Class C	(66)	(65)
Class C2	–	(45)
Class M	–	(48)
	(18,243)	(1,000)
Class level exchanges:
Class C	–	373
Class C2	–	(214)
Class M	–	(157)
	–	2
Automatic conversions:
Class A	37	4
Class B	(39)	(4)
	(2)	–
Net increase (decrease) in shares outstanding:
Class A	(17,246)	11,800
Class B	(138)	(59)
Class C	(29)	408
Class C2	–	(231)
Class M	–	(181)
	(17,413)	11,737

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX Salomon Investors Value

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2005)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$13.30	$0.10	$0.23	$0.33	$(0.09)	$(0.21)	$(0.30)	$13.33
	10/31/2004	12.51	0.10	1.09	1.19	(0.10)	(0.30)	(0.40)	13.30
	10/31/2003	10.21	0.08	2.31	2.39	(0.02)	(0.07)	(0.09)	12.51
	10/31/2002	12.55	0.04	(2.10)	(2.06)	–	(0.28)	(0.28)	10.21
	10/31/2001	12.91	0.07	(0.42)	(0.35)	–	(0.01)	(0.01)	12.55
	10/31/2000	11.28	0.09	1.54	1.63	–	–	–	12.91
Class B	4/30/2005	12.65	0.03	0.22	0.25	(0.04)	(0.21)	(0.25)	12.65
	10/31/2004	11.99	0.01	1.05	1.06	(0.10)	(0.30)	(0.40)	12.65
	10/31/2003	9.84	0.01	2.23	2.24	(0.02)	(0.07)	(0.09)	11.99
	10/31/2002	12.19	(0.01)	(2.06)	(2.07)	–	(0.28)	(0.28)	9.84
	10/31/2001	12.61	(0.02)	(0.39)	(0.41)	–	(0.01)	(0.01)	12.19
	10/31/2000	11.09	(0.02)	1.54	1.52	–	–	–	12.61
Class C	4/30/2005	12.62	0.03	0.22	0.25	(0.05)	(0.21)	(0.26)	12.61
	10/31/2004	11.99	(0.05)	1.08	1.03	(0.10)	(0.30)	(0.40)	12.62
	10/31/2003	9.77	0.01	2.30	2.31	(0.02)	(0.07)	(0.09)	11.99

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	2.34%	$176,495	1.22%	1.22%	1.47%	26%
	10/31/2004	9.52	405,455	1.25	1.25	0.72	33
	10/31/2003	23.57	233,779	1.42	1.42	0.71	32
	10/31/2002	(16.90)	46,960	1.55	1.91	0.56	101
	10/31/2001	(2.68)	12,176	1.55	1.93	0.48	29
	10/31/2000	14.38	8,431	1.55	2.20	0.40	50
Class B	4/30/2005	1.93	18,728	2.12	2.12	0.48	26
	10/31/2004	8.82	20,463	1.86	1.86	0.11	33
	10/31/2003	22.93	20,102	2.07	2.07	0.06	32
	10/31/2002	(17.47)	16,980	2.20	2.56	(0.09)	101
	10/31/2001	(3.31)	20,034	2.20	2.58	(0.17)	29
	10/31/2000	13.72	10,448	2.20	2.85	(0.25)	50
Class C	4/30/2005	1.84	5,610	2.20	2.48	0.40	26
	10/31/2004	8.62	5,981	2.20	2.30	(0.37)	33
	10/31/2003	23.81	797	2.07	2.07	0.05	32

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003, 10/31/2004 and 04/30/2005.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  The inception date for the Fund's offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX Salomon Investors Value

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX Salomon Investors Value ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on February 1, 1997.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers three classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. On June 15, 2004, Class C2 shares merged into Class C. On September 24, 2004,
Class M shares merged into Class C. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned less than $6 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX Salomon Investors Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Account maintenance fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder's account.

No fee will be charged under the following conditions:

•  accounts opened within the preceding 24 months

•  accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•  accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•  accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•  UTMA/UGMA accounts

•  Fiduciary accounts

•  B-share accounts whose shares have started to convert to
A-shares accounts (as long as combined value of both accounts is at least $1)

For the six months ended April 30, 2005, this fee totaled $1. These fees are included in Paid in Capital in the Statement of Assets and Liabilities.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

For the six months ended April 30, 2005, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

The following schedule represents the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation–Conservative Portfolio	$7,883	3.92%
TA IDEX Asset Allocation–Growth Portfolio	36,026	17.94%
TA IDEX Asset Allocation–Moderate Growth Portfolio	73,050	36.37%
TA IDEX Asset Allocation–Moderate Portfolio	47,127	23.47%
Total	$164,086	81.70%

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX Salomon Investors Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $500 million of ANA
0.70% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.20% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at April 30, 2005.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2005, the underwriter commissions were as follows:

Received by Underwriter	$48
Retained by Underwriter	3
Contingent Deferred Sales Charge	17

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS $64 for the six months ended April 30, 2005.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2005, the value of invested plan amount was $11. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2005, are included in the accompanying Statement of Assets and Liabilities.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the six months ended April 30, 2005, were $10.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$93,490
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	336,764
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$224,105
Unrealized Appreciation	$10,725
Unrealized (Depreciation)	(8,483)
Net Unrealized Appreciation (Depreciation)	$2,242

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX Salomon Investors Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

11

TA IDEX Salomon Investors Value

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between TA IDEX Salomon Investors Value (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Salomon Brothers Asset Management, Inc. (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by TFAI's management capabilities demonstrated with respect to the Fund and other funds managed by TFAI, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Fund. The Board concluded, based in particular on information provided by Lipper Analytics, that the Fund's long-term investment performance was competitive relative to comparable funds although its performance had lagged over the past year. The Board noted that the Sub-Adviser was appointed to manage the Fund in 2002 and, consequently, that some of the Fund's long-term performance was attributable to another sub-adviser. Thus, the Board decided to monitor the Fund's performance periodically for improvements. Nevertheless, on the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, including steps to be taken to improve recent performance, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Fund, the estimated profitability of TFAI's relationships with the Fund and TA IDEX, and the estimated profitability of the Sub-Adviser's relationship with the Fund, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Fund were consistent with industry averages.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Trustees concluded that inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefited investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Fund assets increases. The Board also concluded that the advisory fees appropriately reflect the Fund's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Fund. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser engaged in "soft dollar" arrangements consistent with applicable law and "best execution" requirements.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund which, as demonstrated in the past with the Fund, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

12

TA IDEX Salomon Investors Value

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:  Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX Salomon Investors Value

Proposal 2:  Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
30,893,899.469	23,114.099	1,041,226.751

Proposal 3:  Approval of changes to the fundamental investment restrictions of TA IDEX Salomon Investors Value.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	30,912,760.789	28,991.530	1,016,488.000
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	30,907,423.884	34,328.435	1,016,488.000
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	30,912,760.789	28,991.530	1,016,488.000
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	30,912,081.207	29,671.112	1,016,488.000
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	30,912,760.789	28,991.530	1,016,488.000
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	30,908,198.795	33,553.524	1,016,488.000
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	30,909,607.258	32,145.061	1,016,488.000
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	30,910,493.207	31,259.112	1,016,488.000

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13

TA IDEX T. Rowe Price Health Sciences

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2004 and held for the entire period until April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,019.30	1.42%	$7.11
Hypothetical (b)	1,000.00	1,017.75	1.42	7.10
Class B
Actual	1,000.00	1,013.90	2.51	12.53
Hypothetical (b)	1,000.00	1,012.35	2.51	12.52
Class C
Actual	1,000.00	1,014.50	2.60	12.99
Hypothetical (b)	1,000.00	1,011.90	2.60	12.97
Class I
Actual	1,000.00	985.70	1.05	4.94
Hypothetical (b)	1,000.00	1,018.72	1.05	5.02

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days) and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Industry
At April 30, 2005

This chart shows the percentage breakdown by industry of the Fund's total investment securities.

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Semi-Annual Report 2005

1

TA IDEX T. Rowe Price Health Sciences

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.3%)
Pharmaceuticals (0.0%)
NeoRx Corp.	3	$4
Security & Commodity Brokers (0.3%)
Morgan Stanley–144A (a)	26,000	788
Total Convertible Preferred Stocks (cost: $1,146)		792
COMMON STOCKS (93.6%)
Chemicals & Allied Products (0.4%)
Solvay SA	9,500	1,084
Furniture & Fixtures (1.6%)
Kinetic Concepts, Inc. (a)(b)	68,900	4,234
Select Comfort Corp. (a)	37,500	829
Health Services (9.0%)
Caremark Rx, Inc. (a)	12,289	492
Community Health Systems, Inc. (a)	140,700	5,129
Coventry Health Care, Inc. (a)	32,000	2,190
CryoLife, Inc. (a)	113,600	683
DaVita, Inc. (a)(b)	74,200	2,990
Edwards Lifesciences Corp. (a)	51,200	2,255
HCA, Inc.	18,000	1,005
Healthsouth Corp. (a)	150,100	758
Human Genome Sciences, Inc. (a)	122,300	1,265
LabOne, Inc. (a)	30,300	1,063
LCA-Vision, Inc.	36,800	1,442
Manor Care, Inc.	2,700	90
NeighborCare, Inc. (a)	50,400	1,447
Nektar Therapeutics (a)	53,500	763
Omnicare, Inc.	12,140	421
Sunrise Senior Living, Inc. (a)	55,800	2,859
Symbion, Inc. (a)	64,431	1,371
Triad Hospitals, Inc. (a)	30,800	1,578
Instruments & Related Products (1.4%)
Alcon, Inc. (a)	29,600	2,871
Bausch & Lomb, Inc.	20,600	1,545
Insurance (13.2%)
UnitedHealth Group, Inc.	194,200	18,354
WellChoice, Inc. (a)	38,200	2,147
WellPoint, Inc. (a)(b)	158,500	20,248
Medical Instruments & Supplies (4.8%)
Aspect Medical Systems, Inc. (a)	23,600	591
Bard, (C.R.) Inc.	5,900	420
Baxter International, Inc.	11,600	430
Biomet, Inc.	24,600	952
Boston Scientific Corp. (a)	12,500	370
Conmed Corp. (a)	17,400	517

	Shares	Value
Medical Instruments & Supplies (continued)
Endologix, Inc. (a)	89,200	$452
Fischer Imaging Corp. (a)	45,380	229
Integra LifeSciences Holdings Corp. (a)	11,900	422
Kyphon, Inc. (a)	24,200	633
Medtronic, Inc.	36,670	1,933
Resmed, Inc. (a)	24,600	1,528
Respironics, Inc. (a)	5,100	322
St. Jude Medical, Inc. (a)(b)	48,800	1,905
Stryker Corp.	53,400	2,593
Zimmer Holdings, Inc. (a)	18,400	1,498
Pharmaceuticals (59.6%)
Abgenix, Inc. (a)	165,200	1,151
Able Laboratories, Inc. (a)	42,200	1,006
Alexion Pharmaceuticals, Inc. (a)	83,880	1,740
Alkermes, Inc. (a)	289,460	3,256
American Pharmaceutical Partners, Inc. (a)	5,900	308
AmerisourceBergen Corp. (b)	18,200	1,115
Amgen, Inc. (a)	181,620	10,572
Amylin Pharmaceuticals, Inc. (a)(b)	63,680	1,083
Andrx Corp. (a)	85,200	1,696
Array Biopharma, Inc. (a)	23,600	147
Astellas Pharma, Inc.	72,000	2,606
AtheroGenics, Inc. (a)	67,300	723
BioCryst Pharmaceuticals, Inc. (a)	142,700	569
Biogen Idec, Inc. (a)(b)	73,500	2,664
BioSphere Medical, Inc. (a)	112,400	455
Cardinal Health, Inc.	30,900	1,717
Celgene Corp. (a)	118,200	4,481
Cephalon, Inc. (a)(b)	207,140	9,093
Chiron Corp. (a)(b)	7,000	239
Cubist Pharmaceuticals, Inc. (a)	248,100	2,245
CV Therapeutics, Inc. (a)(b)	86,600	1,716
Cytokinetics, Inc. (a)	17,700	87
Dade Behring Holdings, Inc. (a)	42,300	2,609
Discovery Laboratories, Inc. (a)	29,100	165
Dynavax Technologies Corp. (a)	11,700	47
Elan Corp. PLC, ADR (a)	265,800	1,465
Encysive Pharmaceuticals, Inc. (a)	177,900	1,736
Eyetech Pharmaceuticals, Inc. (a)(b)	117,400	2,699
Favrille, Inc. (a)	23,600	91
Forest Laboratories, Inc. (a)	12,600	450
Genentech, Inc. (a)(b)	177,640	12,602
Genzyme Corp. (a)	3,700	217
Gilead Sciences, Inc. (a)(b)	416,771	15,462
GlaxoSmithKline PLC	20,100	509
ICOS Corp. (a)	25,200	569

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX T. Rowe Price Health Sciences

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Pharmaceuticals (continued)
Idenix Pharmaceuticals, Inc. (a)	80,600	$1,524
ImClone Systems, Inc. (a)(b)	188,190	5,994
Immucor, Inc. (a)(b)	67,400	2,011
Indevus Pharmaceuticals, Inc. (a)	77,300	189
Inspire Pharmaceuticals, Inc. (a)	42,600	301
Invitrogen Corp. (a)	60,900	4,462
IVAX Corp. (a)(b)	127,925	2,418
Johnson & Johnson	48,600	3,335
Keryx Biopharmaceuticals, Inc. (a)	8,000	116
Keryx Biopharmaceuticals, Inc., Foreign shares (a)	51,800	751
Lilly (Eli) & Co. (b)	62,700	3,666
Martek Biosciences Corp. (a)(b)	49,300	1,887
Medicines Co. (a)(b)	191,250	4,083
Medicis Pharmaceutical Corp.–Class A	19,000	534
MedImmune, Inc. (a)	73,120	1,855
MGI PHARMA, Inc. (a)	148,200	3,268
Myogen, Inc. (a)	62,400	405
Myogen, Inc. Warrants (a)(e)	2,900	–	(c)
Myriad Genetics, Inc. (a)	40,100	648
NeoRx Corp. (a)(e)	4,600	3
NeoRx Corp. Warrants, Expires 12/8/2008 (a)(e)	1,200	–	(c)
Neurocrine Biosciences, Inc. (a)	115,060	4,022
Novartis AG, ADR	19,600	955
Noven Pharmaceuticals, Inc. (a)	46,000	765
NPS Pharmaceuticals, Inc. (a)	132,400	1,609
Onyx Pharmaceuticals, Inc. (a)(b)	48,000	1,483
OraSure Technologies, Inc. (a)	59,500	474
OSI Pharmaceuticals, Inc. (a)(b)	83,830	3,968
Penwest Pharmaceuticals Co. (a)	25,100	321
Pfizer, Inc. (b)	138,280	3,757
Pharmion Corp. (a)	23,500	543
Protein Design Labs, Inc. (a)	153,000	2,736
Rigel Pharmaceuticals, Inc. (a)	49,900	856
Roche Holding AG–Genusschein	26,000	3,159
Salix Pharmaceuticals, Ltd. (a)	11,650	167
Sanofi-Aventis	24,400	2,168
Schering-Plough Corp.	86,380	1,803
Schwarz Pharma AG	27,500	1,237
Sepracor, Inc. (a)(b)	160,900	9,641
Serologicals Corp. (a)	36,500	786
Shire Pharmaceuticals PLC, ADR (b)	43,600	1,355
Taro Pharmaceuticals Industries (a)	14,000	407
Teva Pharmaceutical Industries, Ltd., ADR	73,980	2,311
Theravance, Inc. (a)	71,100	1,258
Transkaryotic Therapies, Inc. (a)	18,800	637

	Shares	Value
Pharmaceuticals (continued)
Trimeris, Inc. (a)	165,720	$1,649
UCB SA	6,200	302
United Therapeutics Corp. (a)(b)	11,700	561
Valeant Pharmaceuticals International (b)	43,500	903
Vertex Pharmaceuticals, Inc. (a)(b)	149,300	1,424
Vicuron Pharmaceuticals, Inc. (a)	35,900	587
Vion Pharmaceuticals, Inc. (a)	222,700	599
ViroLogic, Inc. (a)	17,300	42
Viropharma, Inc. (a)	83,733	141
Wyeth (b)	165,700	7,447
Research & Testing Services (2.2%)
Affymetrix, Inc. (a)	6,300	290
DeCODE Genetics, Inc. (a)	138,400	747
Exelixis, Inc. (a)	185,580	1,271
Gen-Probe, Inc. (a)(b)	54,800	2,750
Incyte Corp. (a)	94,600	619
Kosan Biosciences, Inc. (a)	46,500	250
Regeneration Technologies, Inc. (a)	105,700	971
Wholesale Trade Durable Goods (1.4%)
Patterson Cos., Inc. (a)	32,900	1,663
Symyx Technologies, Inc. (a)	114,200	2,783
Total Common Stocks (cost: $289,933)		290,065
	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (7.6%)
U.S. Treasury Bill
2.69%, due 07/07/2005 (b)	$2,273	$2,262
2.77%, due 07/07/2005 (b)	20,045	19,940
2.79%, due 07/07/2005 (b)	500	497
2.81%, due 07/07/2005 (b)	300	299
2.82%, due 07/07/2005 (b)	700	696
Total Short-Term U.S. Government Obligations (cost: $23,694)		23,694
	Contracts (d)	Value
PURCHASED OPTIONS (0.0%)
Call Options (0.0%)
Vertex Pharmaceuticals, Inc.	193	$9
Call Strike $10.00
Expires 05/21/2005
Total Purchased Options (cost: $10)		9
Total Investment Securities (cost: $314,783)		$314,560
WRITTEN OPTIONS (-1.4%)
Covered Call Options (-0.5%)
AmerisourceBergen Corp. Call Strike $60.00 Expires 05/21/2005	173	(38)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX T. Rowe Price Health Sciences

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Contracts (d)	Value
Covered Call Options (continued)
Amylin Pharmaceuticals, Inc.	92	$(2)
Call Strike $20.00
Expires 05/21/2005
Amylin Pharmaceuticals, Inc. Call Strike $25.00 Expires 01/21/2006	90	(11)
Amylin Pharmaceuticals, Inc. Call Strike $22.50 Expires 01/21/2006	42	(7)
Biogen Idec, Inc. Call Strike $40.00 Expires 07/16/2005	114	(13)
Biogen Idec, Inc. Call Strike $45.00 Expires 07/16/2005	121	(5)
Cephalon, Inc. Call Strike $45.30 Expires 06/18/2005	37	(7)
Chiron Corp. Call Strike $45.00 Expires 10/22/2005	70	(2)
CV Therapeutics, Inc. Call Strike $20.00 Expires 06/18/2005	62	(9)
CV Therapeutics, Inc. Call Strike $30.00 Expires 07/16/2005	100	(3)
CV Therapeutics, Inc. Call Strike $22.50 Expires 10/22/2005	52	(10)
DaVita, Inc. Call Strike $45.00 Expires 07/16/2005	119	(6)
Eyetech Pharmaceuticals, Inc. Call Strike $40.00 Expires 09/17/2005	228	(24)
Genentech, Inc. Call Strike $60.00 Expires 06/18/2005	185	(220)
Genentech, Inc. Call Strike $65.00 Expires 06/18/2005	37	(29)
Genentech, Inc. Call Strike $70.00 Expires 09/17/2005	401	(295)
Gen-Probe, Inc. Call Strike $60.00 Expires 08/20/2005	142	(15)

	Contracts (d)	Value
Covered Call Options (continued)
Gilead Sciences, Inc.	357	$(54)
Call Strike $40.00
Expires 08/20/2005
ImClone Systems, Inc. Call Strike $50.00 Expires 08/20/2005	282	(13)
ImClone Systems, Inc. Call Strike $40.00 Expires 11/19/2005	73	(17)
ImClone Systems, Inc. Call Strike $45.00 Expires 01/21/2006	92	(17)
ImClone Systems, Inc. Call Strike $50.00 Expires 01/21/2006	227	(27)
Immucor, Inc. Call Strike $35.00 Expires 09/17/2005	94	(13)
IVAX Corp. Call Strike $17.50 Expires 06/18/2005	47	(9)
Kinetic Concepts, Inc. Call Strike $65.00 Expires 06/18/2005	56	(8)
Kinetic Concepts, Inc. Call Strike $70.00 Expires 09/17/2005	22	(4)
Lilly (Eli) & Co. Call Strike $60.00 Expires 07/16/2005	25	(4)
Martek Biosciences Corp. Call Strike $50.00 Expires 06/18/2005	54	(3)
Medicines Co. Call Strike $25.00 Expires 07/16/2005	181	(8)
Onyx Pharmaceuticals, Inc. Call Strike $45.00 Expires 08/20/2005	86	(7)
OSI Pharmaceuticals, Inc. Call Strike $45.00 Expires 07/16/2005	122	(74)
OSI Pharmaceuticals, Inc. Call Strike $50.00 Expires 07/16/2005	122	(47)
OSI Pharmaceuticals, Inc. Call Strike $55.00 Expires 07/16/2005	53	(13)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX T. Rowe Price Health Sciences

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Contracts (d)	Value
Covered Call Options (continued)
Pfizer, Inc.	163	$(17)
Call Strike $30.00
Expires 01/21/2006
Sepracor, Inc. Call Strike $70.00 Expires 07/16/2005	48	(6)
Sepracor, Inc. Call Strike $75.00 Expires 07/16/2005	237	(14)
Shire Pharmaceuticals Call Strike $37.50 Expires 10/22/2005	96	(5)
St. Jude Medical, Inc. Call Strike $40.00 Expires 07/16/2005	35	(5)
United Therapeutics Corp. Call Strike $50.00 Expires 05/21/2005	46	(6)
Valeant Pharmaceuticals International Call Strike $25.00 Expires 09/17/2005	142	(6)
WellPoint, Inc. Call Strike $90.00 Expires 06/18/2005	24	(91)
Wyeth Call Strike $40.00 Expires 07/16/2005	92	(49)
Wyeth Call Strike $45.00 Expires 07/16/2005	270	(45)
Wyeth Call Strike $45.00 Expires 01/21/2006	365	(135)
Wyeth Call Strike $50.00 Expires 01/21/2006	118	(19)
Put Options (-0.9%)
Abbott Laboratories Put Strike $55.00 Expires 01/21/2006	62	(41)
Alexion Pharmaceuticals, Inc. Put Strike $22.50 Expires 05/21/2005	30	(6)
Allergan, Inc. Put Strike $80.00 Expires 07/16/2005	19	(19)
Allergan, Inc. Put Strike $80.00 Expires 01/21/2006	33	(36)

	Contracts (d)	Value
Put Options (continued)
Amgen, Inc.	144	$(43)
Put Strike $60.00
Expires 07/16/2005
AstraZeneca Put Strike $45.00 Expires 10/22/2005	37	(12)
Bausch & Lomb, Inc. Put Strike $65.00 Expires 01/21/2006	48	(9)
Bausch & Lomb, Inc. Put Strike $70.00 Expires 01/21/2006	28	(9)
Bausch & Lomb, Inc. Put Strike $75.00 Expires 01/21/2006	60	(30)
Bausch & Lomb, Inc. Put Strike $80.00 Expires 01/21/2006	48	(36)
Baxter International, Inc. Put Strike $35.00 Expires 01/21/2006	56	(11)
Baxter International, Inc. Put Strike $40.00 Expires 01/21/2006	29	(12)
Biogen Idec, Inc. Put Strike $45.00 Expires 07/16/2005	55	(50)
Biomet, Inc. Put Strike $45.00 Expires 07/16/2005	39	(26)
Boston Scientific Corp. Put Strike $40.00 Expires 01/21/2006	90	(94)
Celgene Corp. Put Strike $35.00 Expires 01/21/2006	63	(25)
Community Health Systems, Inc. Put Strike $35.00 Expires 09/17/2005	94	(11)
Coventry Health Care, Inc. Put Strike $50.00 Expires 01/21/2006	50	(7)
Coventry Health Care, Inc. Put Strike $60.00 Expires 01/21/2006	42	(15)
Coventry Health Care, Inc. Put Strike $65.00 Expires 01/21/2006	59	(31)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX T. Rowe Price Health Sciences

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Contracts (d)	Value
Put Options (continued)
DaVita, Inc.	86	$(83)
Put Strike $50.00
Expires 07/16/2005
DaVita, Inc. Put Strike $50.00 Expires 01/21/2006	75	(73)
Edwards Lifesciences Corp. Put Strike $50.00 Expires 08/20/2005	64	(39)
Elan Corp. Put Strike $25.00 Expires 01/21/2006	45	(88)
Elan Corp. Put Strike $30.00 Expires 01/21/2006	91	(223)
Encysive Pharmaceuticals, Inc. Put Strike $15.00 Expires 10/22/2005	60	(32)
Eyetech Pharmaceuticals, Inc. Put Strike $45.00 Expires 06/18/2005	111	(245)
Eyetech Pharmaceuticals, Inc. Put Strike $45.00 Expires 09/17/2005	24	(54)
Genentech, Inc. Put Strike $60.00 Expires 06/18/2005	27	(2)
Genentech, Inc. Put Strike $70.00 Expires 06/18/2005	62	(20)
Genentech, Inc. Put Strike $75.00 Expires 06/18/2005	62	(38)
Genentech, Inc. Put Strike $70.00 Expires 09/17/2005	83	(47)
Genentech, Inc. Put Strike $75.00 Expires 09/17/2005	24	(20)
Genentech, Inc. Put Strike $65.00 Expires 01/21/2006	268	(142)
Genentech, Inc. Put Strike $50.00 Expires 01/21/2006	48	(8)
Gen-Probe, Inc. Put Strike $50.00 Expires 08/20/2005	40	(15)

	Contracts (d)	Value
Put Options (continued)
Gilead Sciences, Inc.	124	$(99)
Put Strike $45.00
Expires 08/20/2005
Gilead Sciences, Inc. Put Strike $45.00 Expires 01/21/2006	83	(73)
HCA, Inc. Put Strike $50.00 Expires 01/21/2006	93	(21)
HCA, Inc. Put Strike $55.00 Expires 01/21/2006	90	(36)
Henry Schein, Inc. Put Strike $30.00 Expires 01/21/2006	16	(1)
ICOS Corp. Put Strike $30.00 Expires 01/21/2006	49	(38)
Immucor, Inc. Put Strike $35.00 Expires 09/17/2005	33	(21)
Invitrogen Corp. Put Strike $75.00 Expires 01/21/2006	60	(42)
Kinetic Concepts, Inc. Put Strike $65.00 Expires 06/18/2005	65	(31)
Kinetic Concepts, Inc. Put Strike $65.00 Expires 09/17/2005	24	(15)
LCA-Vision, Inc. Put Strike $35.00 Expires 09/17/2005	22	(5)
Martek Biosciences Corp. Put Strike $60.00 Expires 06/18/2005	39	(84)
Martek Biosciences Corp. Put Strike $30.00 Expires 12/17/2005	52	(13)
Medtronic, Inc. Put Strike $55.00 Expires 01/21/2006	33	(15)
Merck & Co., Inc. Put Strike $30.00 Expires 01/21/2006	50	(7)
MGI PHARMA, Inc. Put Strike $22.50 Expires 01/21/2006	35	(11)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX T. Rowe Price Health Sciences

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Contracts (d)	Value
Put Options (continued)
Neurocrine Biosciences, Inc.	67	$(69)
Put Strike $45.00
Expires 08/20/2005
OSI Pharmaceuticals, Inc. Put Strike $50.00 Expires 07/16/2005	78	(49)
Patterson Cos., Inc. Put Strike $45.00 Expires 07/16/2005	28	(1)
Pharmion Corp. Put Strike $80.00 Expires 01/21/2006	31	(20)
Resmed, Inc. Put Strike $65.00 Expires 10/22/2005	87	(46)
Respironics, Inc. Put Strike $65.00 Expires 10/22/2005	95	(45)
Sepracor, Inc. Put Strike $60.00 Expires 07/16/2005	84	(36)
Sepracor, Inc. Put Strike $55.00 Expires 01/21/2006	80	(46)
Sepracor, Inc. Put Strike $60.00 Expires 01/21/2006	101	(77)
Sepracor, Inc. Put Strike $65.00 Expires 01/21/2006	75	(76)
Sepracor, Inc. Put Strike $70.00 Expires 01/21/2006	19	(25)
Shire Pharmaceuticals Put Strike $40.00 Expires 07/16/2005	53	(48)

	Contracts (d)	Value
Put Options (continued)
Shire Pharmaceuticals	123	$(111)
Put Strike $40.00
Expires 01/21/2006
St. Jude Medical, Inc. Put Strike $40.00 Expires 07/16/2005	50	(10)
St. Jude Medical, Inc. Put Strike $40.00 Expires 01/21/2006	37	(13)
Stryker Corp. Put Strike $50.00 Expires 01/21/2006	48	(22)
Sunrise Senior Living, Inc. Put Strike $45.00 Expires 07/16/2005	35	(1)
Triad Hospitals, Inc. Put Strike $40.00 Expires 01/21/2006	28	(3)
Triad Hospitals, Inc. Put Strike $50.00 Expires 01/21/2006	18	(6)
Wellchoice, Inc. Put Strike $65.00 Expires 10/22/2005	12	(11)
WellPoint, Inc. Put Strike $105.00 Expires 06/18/2005	28	(1)
Total Written Options (premiums: -$4,395)		(4,292)
SUMMARY:
Investments, at value	101.5%	$314,560
Written options	(1.4)%	(4,292)
Liabilities in excess of other assets	(0.1)%	(196)
Net assets	100.0%	$310,072

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At April 30, 2005, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts. The value of all securities segregated at April 30, 2005 is $50,146.

(c)  Value is less than $1.

(d)  Contract amounts are not in thousands.

(e)  Securities valued as determined in good faith in accordance with procedures established by the Fund's Board of Trustees.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities aggregated $788 or 0.3% of the net assets of the Fund.

ADR  American Depositary Receipt

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX T. Rowe Price Health Sciences

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $314,783)	$314,560
Receivables:
Investment securities sold	2,140
Shares of beneficial interest sold	16
Dividends	17
Dividend reclaims receivable	1
Other	3
316,737
Liabilities:
Investment securities purchased	764
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	37
Management and advisory fees	252
Distribution and service fees	53
Transfer agent fees	7
Due to custodian	1,249
Written options (premiums $4,395)	4,292
Other	11
6,665
Net Assets	$310,072
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$307,738
Accumulated net investment income (loss)	(1,374)
Undistributed net realized gain (loss) from investment securities and written option contracts	3,828
Net unrealized appreciation (depreciation) on:
Investment securities	(223)
Written option contracts	103
Net Assets	$310,072
Net Assets by Class:
Class A	$166,850
Class B	4,337
Class C	2,301
Class I	136,584
Shares Outstanding:
Class A	15,218
Class B	404
Class C	215
Class I	12,403
Net Asset Value Per Share:
Class A	$10.96
Class B	10.72
Class C	10.69
Class I	11.01
Maximum Offering Price Per Share (a):
Class A	$11.60

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$191
Dividends	322
Less withholding taxes on foreign dividends	(5)
508
Expenses:
Management and advisory fees	1,426
Transfer agent fees:
Class A	7
Class B	7
Class C	3
Class I	2
Custody fees	44
Administration fees	27
Legal fees	7
Audit fees	5
Trustees fees	5
Registration fees:
Class A	11
Class B	4
Class C	12
Other	1
Distribution and service fees:
Class A	294
Class B	23
Class C	12
Total expenses	1,890
Less:
Reimbursement of class expenses:
Class C	(8)
Net expenses	1,882
Net Investment Income (Loss)	(1,374)
Net Realized Gain (Loss) from:
Investment securities	3,089
Written option contracts	1,474
Foreign currency transactions	(38)
4,525
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(2,562)
Written option contracts	(323)
(2,885)
Net Gain (Loss) on Investments, Written Option Contracts and Foreign Currency Transactions	1,640
Net Increase (Decrease) in Net Assets Resulting from Operations	$266

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX T. Rowe Price Health Sciences

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2005 (unaudited)	October 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(1,374)	$(1,415)
Net realized gain (loss) from investment securities, foreign currency transactions and written option contracts	4,525	6,889
Net unrealized appreciation (depreciation) on investment securities and written option contracts	(2,885)	(746)
	266	4,728
Distributions to Shareholders:
From net realized gains:
Class A	(1,404)	(3,559)
Class B	(39)	(143)
Class C	(19)	(23)
Class C2	–	(30)
Class M	–	(15)
Class I	(1,010)	–
	(2,472)	(3,770)
Capital Share Transactions:
Proceeds from shares sold:
Class A	10,542	93,348
Class B	498	2,436
Class C	467	849
Class C2	–	326
Class M	–	146
Class I	139,195	–
	150,702	97,105
Dividends and distributions reinvested:
Class A	1,404	3,555
Class B	38	140
Class C	14	14
Class C2	–	23
Class M	–	15
Class I	1,010	–
	2,466	3,747
Cost of shares redeemed:
Class A	(1,455)	(1,910)
Class B	(808)	(1,004)
Class C	(255)	(320)
Class C2	–	(413)
Class M	–	(64)
	(2,518)	(3,711)
Class level exchanges:
Class C	–	1,419
Class C2	–	(942)
Class M	–	(477)
	–	–

	April 30, 2005 (unaudited)	October 31, 2004
Automatic conversions:
Class A	$5	$6
Class B	(5)	(6)
	–	–
	150,650	97,141
Net increase (decrease) in net assets	148,444	98,099
Net Assets:
Beginning of period	161,628	63,529
End of period	$310,072	$161,628
Accumulated Net Investment Income (Loss)	$(1,374)	$–
Share Activity:
Shares issued:
Class A	927	8,337
Class B	44	218
Class C	41	77
Class C2	–	30
Class M	–	13
Class I	12,317	–
	13,329	8,675
Shares issued–reinvested from distributions:
Class A	120	308
Class B	3	13
Class C	1	1
Class C2	–	2
Class M	–	1
Class I	86	–
	210	325
Shares redeemed:
Class A	(130)	(175)
Class B	(74)	(93)
Class C	(23)	(30)
Class C2	–	(38)
Class M	–	(6)
	(227)	(342)
Class level exchanges:
Class C	–	128
Class C2	–	(84)
Class M	–	(44)
	–	–
Automatic conversions:
Class A	–	1
Class B	–	(1)
	–	–
Net increase (decrease) in shares outstanding:
Class A	917	8,471
Class B	(27)	137
Class C	19	176
Class C2	–	(90)
Class M	–	(36)
Class I	12,403	–
	13,312	8,658

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX T. Rowe Price Health Sciences

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2005)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$10.84	$(0.06)	$0.28	$0.22	$–	$(0.10)	$(0.10)	$10.96
	10/31/2004	10.14	(0.13)	1.18	1.05	–	(0.35)	(0.35)	10.84
	10/31/2003	8.28	(0.16)	2.02	1.86	–	–	–	10.14
	10/31/2002	10.00	(0.08)	(1.64)	(1.72)	–	–	–	8.28
Class B	4/30/2005	10.66	(0.12)	0.28	0.16	–	(0.10)	(0.10)	10.72
	10/31/2004	10.03	(0.17)	1.15	0.98	–	(0.35)	(0.35)	10.66
	10/31/2003	8.24	(0.21)	2.00	1.79	–	–	–	10.03
	10/31/2002	10.00	(0.11)	(1.65)	(1.76)	–	–	–	8.24
Class C	4/30/2005	10.63	(0.12)	0.28	0.16	–	(0.10)	(0.10)	10.69
	10/31/2004	10.03	(0.24)	1.19	0.95	–	(0.35)	(0.35)	10.63
	10/31/2003	8.10	(0.22)	2.15	1.93	–	–	–	10.03
Class I	4/30/2005	11.26	(0.04)	(0.11)	(0.15)	–	(0.10)	(0.10)	11.01

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	1.93%	$166,845	1.42%	1.42%	(1.06)%	26%
	10/31/2004	10.19	154,957	1.53	1.53	(1.15)	35
	10/31/2003	22.46	59,115	1.95	2.19	(1.61)	30
	10/31/2002	(17.20)	3,804	1.95	8.76	(1.51)	43
Class B	4/30/2005	1.39	4,337	2.51	2.51	(2.14)	26
	10/31/2004	9.59	4,590	2.09	2.09	(1.58)	35
	10/31/2003	21.72	2,952	2.60	2.84	(2.26)	30
	10/31/2002	(17.60)	758	2.60	9.41	(2.16)	43
Class C	4/30/2005	1.45	2,301	2.60	3.31	(2.23)	26
	10/31/2004	9.28	2,081	2.60	3.41	(1.61)	35
	10/31/2003	23.83	201	2.60	2.84	(2.26)	30
Class I	4/30/2005	(1.43)	136,581	1.05	1.05	(0.72)	26

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on average shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser and includes the recapture of previously waived expenses, if any ( see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers, reimbursements and recapture of previously waived expenses by the investment adviser.

(g)  TA IDEX T. Rowe Price Health Sciences ("the Fund") commenced operations on March 1, 2002. The inception date for the Fund's offering of share classes are as follows:

Class C – November 11, 2002
Class I – November 8, 2004

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX T. Rowe Price Health Sciences

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX T. Rowe Price Health Sciences ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on March 1, 2002. The Fund is "non diversified" under the 1940 Act.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The fund currently offers four classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. On June 15, 2004, Class C2 shares merged into Class C. On September 24, 2004, Class M shares merged into Class C. Class B shares will convert to Class A shares eight years after purchase. Income , non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." If market quotations are not readily available, and the impact of such a significant market event materially effects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

The Fund values its investment securities at fair value based upon procedures approved by the Board of Trustees on days when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially effect the value of investments.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

11

TA IDEX T. Rowe Price Health Sciences

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2005, of $9 are included in net realized gains in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

There were no open forward foreign currency contracts at April 30, 2005

Option contracts: The Fund may enter into options contracts to manage exposure to market fluctuations. Options are valued at the average of the bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are imperfect correlation between the change in value of the securities held and the prices of the options contracts; the possibility of an illiquid market and inability of the counterparty to meet the contracts terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount is subsequently marked-to-market to reflect the current value of the option written.

The underlying face amounts of open option contracts at April 30, 2005, are listed in the Schedule of Investments.

Transactions in written call and put options were as follows:

	Premium	Contracts*
Beginning Balance October 31, 2004	$2,326	5,569
Sales	7,816	21,739
Closing Buys	(5,137)	(16,393)
Expirations	(28)	(180)
Exercised	(582)	(840)
Balance at April 30, 2005	$4,395	9,895

*  Contracts not in thousands

Account maintenance fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder's account.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

12

TA IDEX T. Rowe Price Health Sciences

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

No fee will be charged under the following conditions:

•  accounts opened within the preceding 24 months

•  accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•  accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•  accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•  UTMA/UGMA accounts

•  Fiduciary accounts

•  B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the six months ended April 30, 2005, there were no fees.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

For the six months ended April 30, 2005, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (f/k/a) AEGON/Transamerica Series Fund, Inc.) asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$14,911	4.81%
TA IDEX Asset Allocation– Growth Portfolio	40,232	12.98%
TA IDEX Asset Allocation– Moderate Growth Portfolio	61,615	19.87%
TA IDEX Asset Allocation– Moderate Portfolio	46,602	15.03%
Asset Allocation–Conservative Portfolio	6,250	2.02%
Asset Allocation–Growth Portfolio	33,053	10.66%
Asset Allocation–Moderate Growth Portfolio	62,705	20.22%
Asset Allocation–Moderate Portfolio	34,545	11.14%
Total	$299,913	96.73%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

1.00% of the first $500 million of ANA
0.95% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit for Class A, B and C:

1.60% Expense Limit
1.30% Expense Limit–Class I

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

If total class expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the reimbursed class expenses.

	Reimbusement of Class Expenses	Available for Recapture Through
Fiscal Year 2004–Class C	$8	10/31/2007

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

13

TA IDEX T. Rowe Price Health Sciences

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

The sub-adviser, T. Rowe Price, has agreed to a pricing discount based on the aggregate assets that they manage in the Transamerica IDEX Mutual Funds. The amount of the discount received by the Fund at April 30, 2005 was $11.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C 1.00% Class I	N/A

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2005, the underwriter commissions were as follows:

Received by Underwriter	$35
Retained by Underwriter	2
Contingent Deferred Sales Charge	9

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS $43 for the six months ended April 30, 2005.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2005, the value of invested plan amount was $4. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2005, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$210,572
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	70,115
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions and net operating losses and straddles.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$316,737
Unrealized Appreciation	$27,442
Unrealized (Depreciation)	(29,619)
Net Unrealized Appreciation (Depreciation)	$(2,177)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

14

TA IDEX T. Rowe Price Health Sciences

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 5.–(continued)

Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

15

TA IDEX T. Rowe Price Health Sciences

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between TA IDEX T. Rowe Price Health Sciences (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and T. Rowe Price Associates, Inc. (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by TFAI's management capabilities demonstrated with respect to the Fund and other funds managed by TFAI, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Fund's strong investment performance. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Fund. The Board concluded, based in particular on information provided by Lipper Analytics, that the Fund's investment performance was competitive or superior relative to comparable funds over trailing one- and two-year periods and to the Fund's benchmark index over the past year. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Fund, the estimated profitability of TFAI's relationships with the Fund and TA IDEX, and the estimated profitability of the Sub-Adviser's relationship with the Fund, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Fund were consistent with industry averages.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Trustees concluded that inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefited investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Fund assets increases. The Board also concluded that the advisory fees appropriately reflect the Fund's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Fund. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's portfolio brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund which, as demonstrated in the past with the Fund, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

16

TA IDEX T. Rowe Price Health Sciences

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:  Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX T. Rowe Price Health Sciences

Proposal 2:  Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
17,380,960.253	6,551.351	251,587.538

Proposal 3:  Approval of changes to the fundamental investment restrictions of TA IDEX T. Rowe Price Health Sciences.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	17,388,158.209	7,440.933	243,500.000
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	17,387,700.209	7,898.933	243,500.000
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	17,388,158.209	7,440.933	243,500.000
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	17,388,158.209	7,440.933	243,500.000
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	17,388,158.209	7,440.933	243,500.000
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	17,388,045.734	7,553.408	243,500.000
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	17,388,158.209	7,440.933	243,500.000
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	17,387,778.856	7,820.286	243,500.000

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

17

TA IDEX T. Rowe Price Small Cap

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2004 and held for the entire period until April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,024.00	1.41%	$7.08
Hypothetical (b)	1,000.00	1,017.80	1.41	7.05
Class B
Actual	1,000.00	1,019.10	2.36	11.81
Hypothetical (b)	1,000.00	1,013.09	2.36	11.78
Class C
Actual	1,000.00	1,019.60	2.36	11.82
Hypothetical (b)	1,000.00	1,013.09	2.36	11.78

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.7%)
Air Transportation (1.5%)
Airtran Holdings, Inc. (a)(b)	9,500	$79
Frontier Airlines, Inc. (a)	19,500	189
JetBlue Airways Corp.(a)(b)	1,500	30
Skywest, Inc.	24,000	434
Amusement & Recreation Services (1.3%)
Alliance Gaming Corp. (a)(b)	6,800	78
International Speedway Corp.–Class A	1,000	53
Station Casinos, Inc.	7,900	510
Apparel & Accessory Stores (2.5%)
Christopher & Banks Corp.	14,000	219
HOT Topic, Inc. (a)(b)	11,700	234
Pacific Sunwear of California, Inc. (a)	12,550	284
Ross Stores, Inc.	7,000	187
Talbots, Inc. (b)	2,700	69
Urban Outfitters, Inc. (a)	6,000	266
Apparel Products (0.3%)
Gymboree Corp. (a)	6,700	77
Quiksilver, Inc. (a)	3,400	94
Auto Repair, Services & Parking (0.5%)
Dollar Thrifty Automotive Group (a)	6,800	230
Automotive (1.0%)
Group 1 Automotive, Inc. (a)	3,700	93
Oshkosh Truck Corp.	5,400	406
Automotive Dealers & Service Stations (0.8%)
O'Reilly Automotive, Inc. (a)(b)	7,400	380
Sonic Automotive, Inc.	1,600	31
Beverages (0.1%)
Boston Beer Co., Inc.–Class A (a)	2,700	54
Business Services (3.8%)
ChoicePoint, Inc. (a)	7,600	300
Computer Programs & Systems, Inc.	17,500	553
Forrester Research, Inc. (a)	3,200	48
Getty Images, Inc. (a)(b)	3,500	250
Iron Mountain, Inc. (a)(b)	9,125	271
Jupitermedia Corp. (a)	18,900	240
MoneyGram International, Inc.	4,800	93
Rent-A-Center, Inc. (a)	2,750	66
SupportSoft, Inc. (a)	12,800	61
Commercial Banks (2.5%)
Boston Private Financial Holdings, Inc.	9,200	206
CapitalSource, Inc. (a)(b)	1,100	23
East-West Bancorp, Inc.	5,500	177

	Shares	Value
Commercial Banks (continued)
Investors Financial Services Corp. (c)	7,800	$327
Silicon Valley Bancshares (a)(b)	3,600	171
Southwest Bancorp of Texas, Inc.	7,000	116
UCBH Holdings, Inc.	14,400	226
Communication (0.6%)
Global Payments, Inc. (b)	3,980	258
Insight Communications Co., Inc. (a)	2,900	32
Communications Equipment (1.3%)
Inter-Tel, Inc.	11,500	219
Plantronics, Inc.	9,400	296
Polycom, Inc. (a)	6,506	99
Powerwave Technologies, Inc. (a)(b)	6,800	49
Computer & Data Processing Services (10.7%)
Activision, Inc. (a)	18,600	269
Actuate Corp. (a)	18,000	34
Agile Software Corp. (a)	24,400	160
Altiris, Inc. (a)	5,200	85
Avocent Corp. (a)	1,200	30
Borland Software Corp. (a)	13,700	80
CACI International, Inc.–Class A (a)	4,800	298
CNET Networks, Inc. (a)(b)	13,300	132
Cognex Corp.	5,400	118
Cognizant Technology Solutions Corp. (a)	5,400	227
Digital Insight Corp. (a)	12,700	255
Earthlink, Inc. (a)	3,100	28
F5 Networks, Inc. (a)	4,900	210
Factset Research Systems, Inc. (b)	3,750	104
Fair Isaac Corp.	9,905	326
Filenet Corp. (a)	2,300	61
Hyperion Solutions Corp. (a)	8,100	329
Informatica Corp. (a)	14,800	114
Inforte Corp.	38,400	121
Infospace, Inc. (a)	1,000	31
Jack Henry & Associates, Inc.	6,400	110
Macromedia, Inc. (a)	5,100	202
MatrixOne, Inc. (a)	32,700	140
Mercury Interactive Corp. (a)	500	21
MTC Technologies, Inc. (a)	10,700	324
National Instruments Corp. (b)	1,500	32
NetIQ Corp. (a)	5,000	54
Open Solutions, Inc. (a)	1,100	21
Open Text Corp. (a)(b)	11,300	168
Packeteer, Inc. (a)	11,800	138
Quest Software, Inc. (a)	4,300	51
Radiant Systems, Inc. (a)	6,450	55

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Computer & Data Processing Services (continued)
Red Hat, Inc. (a)(b)	7,700	$83
RightNow Technologies, Inc. (a)(b)	10,000	89
RSA Security, Inc. (a)	6,100	66
Serena Software, Inc. (a)	8,700	166
SkillSoft PLC, ADR (a)	600	2
SRA International, Inc.–Class A (a)	6,400	418
Websense, Inc. (a)	2,900	154
Computer & Office Equipment (1.6%)
Maxtor Corp. (a)	28,300	137
Sandisk Corp. (a)	6,800	161
ScanSource, Inc. (a)	1,700	79
Zebra Technologies Corp.–Class A (a)	8,400	401
Construction (0.6%)
Insituform Technologies, Inc.–Class A (a)	4,600	69
MDC Holdings, Inc.	3,664	240
Drug Stores & Proprietary Stores (0.1%)
Drugstore.Com, Inc. (a)(b)	21,100	50
Educational Services (1.9%)
Apollo Group, Inc.–Class A (a)(b)	1,873	135
Corinthian Colleges, Inc. (a)(b)	5,500	78
DeVry, Inc. (a)(b)	4,000	91
Education Management Corp. (a)	12,300	344
ITT Educational Services, Inc. (a)(b)	6,800	313
Electrical Goods (0.3%)
Hughes Supply, Inc.	6,400	167
Electronic & Other Electric Equipment (1.1%)
Aeroflex, Inc. (a)	32,100	255
Digital Theater Systems, Inc. (a)	9,400	159
Harman International Industries, Inc.	1,200	94
SBS Technologies, Inc. (a)	3,500	33
Electronic Components & Accessories (6.2%)
Advanced Energy Industries, Inc. (a)	30,800	326
AMIS Holdings, Inc. (a)	6,100	69
ATMI, Inc. (a)	5,100	117
Cymer, Inc. (a)(b)	10,600	263
Dolby Laboratories, Inc.–Class A (a)	4,000	82
Exar Corp. (a)	7,600	96
Integrated Circuit Systems, Inc. (a)	7,600	139
Integrated Silicon Solutions, Inc. (a)(b)	16,100	104
Intersil Corp.–Class A	11,596	202
Lattice Semiconductor Corp. (a)	7,800	36
Mercury Computer Systems, Inc. (a)	7,400	195
Micrel, Inc. (a)	5,200	49
Microchip Technology, Inc.	1,775	51

	Shares	Value
Electronic Components & Accessories (continued)
Omnivision Technologies, Inc. (a)(b)	15,500	$217
Pericom Semiconductor Corp. (a)	8,400	70
Plexus Corp. (a)	1,800	22
Semtech Corp. (a)	9,000	152
Silicon Storage Technology, Inc. (a)	14,500	38
Skyworks Solutions, Inc. (a)	6,900	36
Tessera Technologies, Inc. (a)	1,500	40
Trident Microsystems, Inc. (a)	2,600	44
Triquint Semiconductor, Inc. (a)	6,226	18
TTM Technologies, Inc. (a)	25,000	225
Varian Semiconductor Equipment Associates, Inc. (a)	6,800	254
Virage Logic Corp. (a)	5,800	53
Zoran Corp. (a)	14,897	158
Environmental Services (1.0%)
Stericycle, Inc. (a)	5,700	277
Waste Connections, Inc. (a)	6,900	243
Fabricated Metal Products (0.2%)
Simpson Manufacturing Co., Inc.	4,000	108
Food & Kindred Products (0.1%)
Peet's Coffee & Tea, Inc. (a)(b)	2,800	71
Food Stores (0.2%)
Whole Foods Market, Inc.	1,000	100
Furniture & Home Furnishings Stores (0.3%)
Williams-Sonoma, Inc. (a)	4,800	161
Health Services (6.0%)
Amedisys, Inc. (a)	2,400	72
Amsurg Corp. (a)	1,700	44
Community Health Systems, Inc. (a)	4,200	153
Coventry Health Care, Inc. (a)	6,700	458
DaVita, Inc. (a)	9,100	367
Gentiva Health Services, Inc. (a)	12,200	239
Human Genome Sciences, Inc. (a)	2,800	29
LCA-Vision, Inc.	2,000	78
LifePoint Hospitals, Inc. (a)	4,000	178
Manor Care, Inc.	4,400	147
Matria Healthcare, Inc. (a)(b)	3,950	109
Omnicare, Inc.	9,200	319
Renal Care Group, Inc. (a)	4,100	156
Symbion, Inc. (a)(b)	9,000	192
Triad Hospitals, Inc. (a)(b)	2,800	143
United Surgical Partners International, Inc. (a)	6,100	270
Holding & Other Investment Offices (0.7%)
Affiliated Managers Group (a)(b)	4,400	275
First Marblehead Corp. (The) (a)(b)	2,200	85

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Hotels & Other Lodging Places (0.3%)
Great Wolf Resorts, Inc. (a)	7,100	$151
Industrial Machinery & Equipment (2.7%)
Actuant Corp.–Class A (a)	3,700	158
Axcelis Technologies, Inc. (a)	17,200	107
Brooks Automation, Inc. (a)	5,000	64
Engineered Support Systems, Inc. (b)	12,975	458
Entegris, Inc. (a)	10,100	87
FMC Technologies, Inc. (a)	3,200	97
National Oilwell Varco, Inc. (a)	5,359	213
Oil States International, Inc. (a)	8,300	169
Instruments & Related Products (3.3%)
Anaren, Inc. (a)	5,600	54
August Technology Corp. (a)	2,100	25
Cohu, Inc.	4,600	82
Cyberoptics Corp. (a)	28,200	349
Dionex Corp. (a)	1,650	71
Flir Systems, Inc. (a)(b)	11,700	311
Fossil, Inc. (a)	11,730	273
Herley Industries, Inc. (a)	3,400	62
II-VI, Inc. (a)	5,500	78
Mine Safety Appliances Co.	2,700	96
Orbotech, Ltd. (a)	4,800	98
Pinnacle Systems, Inc. (a)	5,700	28
Rudolph Technologies, Inc. (a)(b)	2,300	30
Varian, Inc. (a)	2,500	83
Insurance (2.1%)
Max Reinsurance Capital, Ltd.	7,300	160
RenaissanceRe Holdings, Ltd.	4,000	179
Stancorp Financial Group, Inc.	2,800	214
Triad Guaranty, Inc. (a)	3,700	186
WellChoice, Inc. (a)	5,500	309
Insurance Agents, Brokers & Service (0.3%)
Brown & Brown, Inc.	3,200	140
Leather & Leather Products (0.3%)
Timberland Co.–Class A (a)(b)	2,100	145
Management Services (1.9%)
Corporate Executive Board Co.	9,000	592
Resources Connection, Inc. (a)(b)	18,400	352
Manufacturing Industries (0.4%)
Daktronics, Inc. (a)	4,400	90
RC2 Corp. (a)	900	31
Shuffle Master, Inc. (a)(b)	3,400	86

	Shares	Value
Medical Instruments & Supplies (6.0%)
Advanced Neuromodulation Systems, Inc. (a)(b)	4,900	$148
Aspect Medical Systems, Inc. (a)	6,600	165
Coherent, Inc. (a)	3,900	125
DENTSPLY International, Inc.	4,750	260
ICU Medical, Inc. (a)(b)	6,800	241
Inamed Corp. (a)	4,950	301
Integra LifeSciences Holdings Corp. (a)(b)	3,700	131
Kyphon, Inc. (a)(b)	3,000	78
Mentor Corp.	4,400	161
Merit Medical Systems, Inc. (a)	4,000	51
Respironics, Inc. (a)	6,400	404
Steris Corp. (a)	15,900	376
Techne Corp. (a)(b)	5,400	226
Thoratec Corp. (a)(b)	16,200	210
Wright Medical Group, Inc. (a)	3,000	74
Motion Pictures (1.4%)
Avid Technology, Inc. (a)(b)	9,100	451
Macrovision Corp. (a)	11,100	227
Oil & Gas Extraction (4.7%)
Atwood Oceanics, Inc. (a)	1,700	97
Bill Barrett Corp. (a)	3,000	80
Cabot Oil & Gas Corp.	7,200	212
CAL Dive International, Inc. (a)	8,900	396
Comstock Resources, Inc. (a)	14,900	377
Forest Oil Corp. (a)(b)	2,400	92
Global Industries, Ltd. (a)	7,400	71
Grey Wolf, Inc. (a)(b)	18,000	108
Helmerich & Payne, Inc.	1,900	73
Patterson-UTI Energy, Inc.	9,400	225
Spinnaker Exploration Co. (a)	5,400	173
Stone Energy Corp. (a)	3,800	171
Unit Corp. (a)	6,100	234
Personal Services (0.1%)
Jackson Hewitt Tax Service, Inc.	3,600	66
Pharmaceuticals (6.2%)
Abgenix, Inc. (a)(b)	7,500	52
Alkermes, Inc. (a)(b)	4,800	54
Andrx Corp. (a)	8,200	163
Bradley Pharmaceuticals, Inc. (a)	3,200	29
Celgene Corp. (a)(b)	3,200	121
Cephalon, Inc. (a)(b)	2,924	128
Charles River Laboratories International, Inc. (a)(b)	6,100	289
D&K Healthcare Resources, Inc.	6,900	53
Digene Corp. (a)	12,300	234

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Pharmaceuticals (continued)
Henry Schein, Inc. (a)	2,000	$75
ICOS Corp. (a)(b)	2,100	47
Idexx Laboratories, Inc. (a)(b)	1,500	85
Invitrogen Corp. (a)	4,100	300
Martek Biosciences Corp. (a)(b)	5,600	214
Medicis Pharmaceutical Corp.–Class A (b)	9,600	270
Neurocrine Biosciences, Inc. (a)	4,800	168
Noven Pharmaceuticals, Inc. (a)	11,900	198
Par Pharmaceutical Cos., Inc. (a)(b)	1,700	51
Priority Healthcare Corp.–Class B (a)	3,400	77
Protein Design Labs, Inc. (a)	18,600	333
Taro Pharmaceuticals Industries (a)(b)	4,400	128
Vertex Pharmaceuticals, Inc. (a)(b)	2,294	22
Primary Metal Industries (0.6%)
Lone Star Technologies, Inc. (a)	700	27
Maverick Tube Corp. (a)	5,300	154
Steel Dynamics, Inc.	4,100	111
Printing & Publishing (0.5%)
Scholastic Corp. (a)	4,800	167
Valassis Communications, Inc. (a)	2,000	70
Radio & Television Broadcasting (1.5%)
COX Radio, Inc.–Class A (a)	6,100	96
Emmis Communications Corp.–Class A (a)	9,600	148
Entercom Communications Corp. (a)(b)	3,900	126
Radio One, Inc.–Class D (a)	14,900	195
Regent Communications, Inc. (a)	13,200	70
Spanish Broadcasting System, Inc.–Class A (a)	10,400	87
Radio, Television & Computer Stores (0.4%)
GameStop Corp.–Class A (a)(b)	7,100	175
Research & Testing Services (1.8%)
Advisory Board Co. (The) (a)	14,200	578
Incyte Corp. (a)	3,300	22
Pharmaceutical Product Development, Inc. (a)	6,100	277
Residential Building Construction (0.7%)
Toll Brothers, Inc. (a)(b)	4,300	326
Restaurants (2.8%)
BJ's Restaurants, Inc. (a)	3,400	60
CEC Entertainment, Inc. (a)(b)	7,050	255
Cheesecake Factory (The) (a)(b)	6,000	184
PF Chang's China Bistro, Inc. (a)(b)	6,300	350
Rare Hospitality International, Inc. (a)	10,300	287
Sonic Corp. (a)	7,475	239

	Shares	Value
Retail Trade (2.7%)
AC Moore Arts & Crafts, Inc. (a)(b)	12,000	$312
Coldwater Creek, Inc. (a)	6,000	100
Dollar Tree Stores, Inc. (a)(b)	3,300	81
Hibbett Sporting Goods, Inc. (a)	3,400	92
Marvel Enterprises, Inc. (a)(b)	12,450	244
Michaels Stores, Inc.	9,100	302
Petsmart, Inc.	8,300	221
Savings Institutions (0.2%)
IndyMac Bancorp, Inc.	2,000	77
Security & Commodity Brokers (1.1%)
Eaton Vance Corp.	7,000	164
Greenhill & Co., Inc.	1,200	38
Legg Mason, Inc. (b)	1,900	135
Raymond James Financial, Inc.	6,900	186
Waddell & Reed Financial, Inc.–Class A	2,550	44
Social Services (0.8%)
Bright Horizons Family Solutions, Inc. (a)(b)	11,200	380
Stone, Clay & Glass Products (0.5%)
Gentex Corp. (b)	8,200	266
Telecommunications (2.2%)
Adtran, Inc.	10,200	211
Alamosa Holdings, Inc. (a)(b)	2,000	26
Nextel Partners, Inc.–Class A (a)(b)	25,700	604
NII Holdings, Inc.–Class B (a)(b)	2,700	135
Novatel Wireless, Inc. (a)(b)	1,700	15
Ubiquitel, Inc. (a)	6,700	48
Wireless Facilities, Inc. (a)	12,900	68
Transportation & Public Utilities (0.9%)
UTI Worldwide, Inc.	6,700	430
Transportation Equipment (0.2%)
Thor Industries, Inc.	3,300	89
Trucking & Warehousing (1.0%)
Forward Air Corp.	5,250	126
Old Dominion Freight Line, Inc. (a)	6,800	191
US Xpress Enterprises, Inc.–Class A (a)	3,400	38
Werner Enterprises, Inc.	7,300	136
Variety Stores (0.4%)
Family Dollar Stores, Inc.	1,300	35
Fred's, Inc. (b)	11,750	170
Wholesale Trade Durable Goods (2.9%)
Conceptus, Inc. (a)(b)	1,500	9
Cytyc Corp. (a)	8,800	188
Insight Enterprises, Inc. (a)	12,900	233

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Wholesale Trade Durable Goods (continued)
Patterson Cos., Inc. (a)(b)	5,500	$278
Reliance Steel & Aluminum Co.	2,700	102
SCP Pool Corp.	9,930	324
Symyx Technologies, Inc. (a)	9,600	234
West Marine, Inc. (a)(b)	3,400	56
Wholesale Trade Nondurable Goods (1.6%)
Performance Food Group Co. (a)	3,000	81
SunOpta, Inc. (a)(b)	54,200	250
Tractor Supply Co. (a)	4,200	169
United Natural Foods, Inc. (a)	10,900	292
Total Common Stocks (cost: $47,241)		49,427
	Principal	Value
SECURITY LENDING COLLATERAL (25.7%)
Debt (22.3%)
Bank Notes (3.0%)
Bank of America
2.82%, due 05/16/2005	$402	$402
2.80%, due 06/09/2005 (d)	101	101
2.77%, due 07/18/2005 (d)	402	402
Canadian Imperial Bank of Commerce 3.02%, due 11/04/2005 (d)	402	402
Credit Suisse First Boston Corp. 2.88%, due 09/09/2005 (d) 3.06%, due 03/10/2006 (d)	101 101	101 101
Euro Dollar Overnight (3.9%)
Bank of Montreal 2.94%, due 05/04/2005	301	301
BNP Paribas 2.80%, due 05/05/2005	416	416
Den Danske Bank 2.93%, due 05/02/2005 2.80%, due 05/06/2005	362 201	362 201
Dexia Group 2.80%, due 05/05/2005	177	177
Royal Bank of Canada 2.80%, due 05/04/2005	412	412
Svenska Handlesbanken 2.80%, due 05/06/2005	66	66
Euro Dollar Terms (9.1%)
Bank of Nova Scotia 2.88%, due 05/11/2005 3.01%, due 05/31/2005	201 562	201 562
Barclays 3.02%, due 06/27/2005	358	358

	Principal	Value
Euro Dollar Terms (continued)
BNP Paribas 2.93%, due 06/07/2005	$322	$322
Branch Banker & Trust 2.94%, due 06/06/2005	86	86
Calyon 2.93%, due 06/03/2005	332	332
Citigroup 2.87%, due 06/06/2005	417	417
Credit Suisse First Boston Corp. 2.91%, due 05/16/2005	412	412
HSBC Banking/Holdings PLC 3.01%, due 06/23/2005	201	201
Royal Bank of Scotland 2.94%, due 06/07/2005 2.95%, due 06/10/2005	390 217	390 217
Societe Generale 2.80%, due 05/03/2005	384	384
Toronto Dominion Bank 2.75%, due 05/09/2005 3.01%, due 06/24/2005	301 112	301 112
UBS AG 2.81%, due 05/03/2005	201	201
Promissory Notes (2.3%)
Goldman Sachs Group, Inc. 2.99%, due 06/27/2005 3.01%, due 07/27/2005	422 703	422 703
Repurchase Agreements (4.0%) (e)
Goldman Sachs Group, Inc. 3.04% Repurchase Agreement dated 4/29/2005 to be repurchased at $905 on 05/02/2005	904	904
Merrill Lynch & Co., Inc. 3.04% Repurchase Agreement dated 4/29/2005 to be repurchased at $1,085 on 05/02/2005	1,085	1,085
	Shares	Value
Investment Companies (3.4%)
Money Market Funds (3.4%)
American Beacon Funds 1-day yield of 2.84%	159,602	$160
BGI Institutional Money Market Fund 1-day yield of 2.93%	945,096	945
Merrill Lynch Premier Institutional Fund 1-day yield of 2.65%	212,676	213

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Money Market Funds (continued)
Merrimac Cash Fund, Premium Class 1-day yield of 2.74% (f)	388,982	$389
Total Security Lending Collateral (cost: $12,761)		12,761
Total Investment Securities (cost: $60,002)		$62,188

SUMMARY:
Investments, at value	125.4%	$62,188
Liabilities in excess of other assets	(25.4)%	(12,597)
Net assets	100.0%	$49,591

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At April 30, 2005, all or a portion of this security is on loan (see Note 1). The value at April 30, 2005, of all securities on loan is $12,246.

(c)  Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund.

(d)  Floating or variable rate note. Rate is listed as of April 30, 2005.

(e)  Cash collateral for the Repurchase Agreements, valued at $2,024, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–8.875% and 06/15/2005–03/15/2035, respectively.

(f)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX T. Rowe Price Small Cap

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $60,002) (including securities loaned of $12,246)	$62,188
Cash	314
Receivables:
Investment securities sold	56
Shares of beneficial interest sold	11
Interest	5
Dividends	5
Other	4
62,583
Liabilities:
Investment securities purchased	86
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	33
Management and advisory fees	48
Distribution and service fees	23
Transfer agent fees	22
Payable for collateral for securities on loan	12,761
Other	19
12,992
Net Assets	$49,591
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$33,417
Accumulated net investment income (loss)	(361)
Undistributed net realized gain (loss) from investment securities and futures contracts	14,349
Net unrealized appreciation (depreciation) on investment securities	2,186
Net Assets	$49,591
Net Assets by Class:
Class A	$33,863
Class B	10,946
Class C	4,782
Shares Outstanding:
Class A	3,051
Class B	1,029
Class C	450
Net Asset Value Per Share:
Class A	$11.10
Class B	10.64
Class C	10.62
Maximum Offering Price Per Share (a):
Class A	$11.75

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$5
Dividends	181
Income from loaned securities–net	10
196
Expenses:
Management and advisory fees	249
Transfer agent fees:
Class A	21
Class B	22
Class C	10
Printing and shareholder reports	8
Custody fees	15
Administration fees	6
Legal fees	3
Audit fees	6
Trustees fees	3
Registration fees:
Class A	29
Class B	9
Class C	11
Other	1
Distribution and service fees:
Class A	88
Class B	59
Class C	26
Total expenses	566
Less:
Class expense reimbursement:
Class B	(2)
Class C	(8)
Net expenses	556
Net Investment Income (Loss)	(360)
Net Realized Gain (Loss) from:
Investment securities	15,248
Futures contracts	453
15,701
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(7,921)
Net Gain (Loss) on Investments and Futures Contracts	7,780
Net Increase (Decrease) in Net Assets Resulting from Operations	$7,420

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX T. Rowe Price Small Cap

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2005 (unaudited)	October 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(360)	$(1,650)
Net realized gain (loss) from investment securities and futures contracts	15,701	6,447
Net unrealized appreciation (depreciation) on investment securities	(7,921)	(3,896)
	7,420	901
Capital Share Transactions:
Proceeds from shares sold:
Class A	1,344	46,740
Class B	605	2,565
Class C	752	1,843
Class C2	–	432
Class M	–	129
	2,701	51,709
Cost of shares redeemed:
Class A	(104,348)	(12,651)
Class B	(1,696)	(3,171)
Class C	(1,032)	(1,440)
Class C2	–	(584)
Class M	–	(879)
	(107,076)	(18,725)
Class level exchanges:
Class C	–	4,045
Class C2	–	(2,406)
Class M	–	(1,639)
	–	–
Automatic conversions:
Class A	19	–
Class B	(19)	–
	–	–
	(104,375)	32,984
Net increase (decrease) in net assets	(96,955)	33,885
Net Assets:
Beginning of period	146,546	112,661
End of period	$49,591	$146,546
Accumulated Net Investment Income (Loss)	$(361)	$(1)

	April 30, 2005 (unaudited)	October 31, 2004
Share Activity:
Shares issued:
Class A	116	4,181
Class B	54	240
Class C	67	173
Class C2	–	40
Class M	–	13
	237	4,647
Shares redeemed:
Class A	(9,045)	(1,157)
Class B	(151)	(301)
Class C	(93)	(139)
Class C2	–	(53)
Class M	–	(83)
	(9,289)	(1,733)
Class level exchanges:
Class C	–	381
Class C2	–	(222)
Class M	–	(159)
	–	–
Automatic conversions:
Class A	2	–
Class B	(2)	–
	–	–
Net increase (decrease) in shares outstanding:
Class A	(8,927)	3,024
Class B	(99)	(61)
Class C	(26)	415
Class C2	–	(235)
Class M	–	(229)
	(9,052)	2,914

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX T. Rowe Price Small Cap

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2005)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$10.84	$(0.05)	$0.31	$0.26	$–	$–	$–	$11.10
	10/31/2004	10.61	(0.12)	0.35	0.23	–	–	–	10.84
	10/31/2003	7.83	(0.15)	2.93	2.78	–	–	–	10.61
	10/31/2002	9.46	(0.16)	(1.47)	(1.63)	–	–	–	7.83
	10/31/2001	13.17	(0.14)	(3.56)	(3.70)	–	(0.01)	(0.01)	9.46
	10/31/2000	11.01	(0.07)	2.51	2.44	–	(0.28)	(0.28)	13.17
Class B	4/30/2005	10.44	(0.10)	0.30	0.20	–	–	–	10.64
	10/31/2004	10.28	(0.18)	0.34	0.16	–	–	–	10.44
	10/31/2003	7.63	(0.19)	2.84	2.65	–	–	–	10.28
	10/31/2002	9.29	(0.22)	(1.44)	(1.66)	–	–	–	7.63
	10/31/2001	13.05	(0.21)	(3.54)	(3.75)	–	(0.01)	(0.01)	9.29
	10/31/2000	10.97	(0.15)	2.51	2.36	–	(0.28)	(0.28)	13.05
Class C	4/30/2005	10.42	(0.10)	0.30	0.20	–	–	–	10.62
	10/31/2004	10.28	(0.22)	0.36	0.14	–	–	–	10.42
	10/31/2003	7.52	(0.20)	2.96	2.76	–	–	–	10.28

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	2.40%	$33,863	1.41%	1.41%	(0.83)%	10%
	10/31/2004	2.17	129,809	1.36	1.36	(1.08)	29
	10/31/2003	35.50	95,018	1.75	1.93	(1.55)	25
	10/31/2002	(17.22)	6,487	1.74	2.67	(1.52)	55
	10/31/2001	(28.11)	7,067	1.55	2.56	(1.30)	49
	10/31/2000	22.31	8,262	1.55	2.83	(1.14)	53
Class B	4/30/2005	1.91	10,946	2.36	2.40	(1.80)	10
	10/31/2004	1.56	11,776	1.94	1.94	(1.67)	29
	10/31/2003	34.73	12,227	2.40	2.58	(2.20)	25
	10/31/2002	(17.85)	8,860	2.39	3.32	(2.17)	55
	10/31/2001	(28.73)	9,496	2.20	3.21	(1.95)	49
	10/31/2000	21.63	8,119	2.20	3.48	(1.79)	53
Class C	4/30/2005	1.96	4,782	2.36	2.68	(1.80)	10
	10/31/2004	1.32	4,961	2.40	2.40	(2.13)	29
	10/31/2003	36.70	628	2.40	2.58	(2.20)	25

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003, 10/31/2004 and 4/30/2005.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX T. Rowe Price Small Cap ("the Fund") commenced operations on March 1, 1999. The inception date for the Fund's offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX T. Rowe Price Small Cap

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX T. Rowe Price Small Cap ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on March 1, 1999.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers three classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. On June 15, 2004, Class C2 shares merged into Class C. On September 24, 2004, Class M shares merged into Class C. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2005, of less than $1 are included in net realized gains in the Statement of Operations.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

11

TA IDEX T. Rowe Price Small Cap

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $5 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

At April 30, 2005, there were no open futures contracts.

Account maintenance fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder's account.

No fee will be charged under the following conditions:

•  accounts opened within the preceding 24 months

•  accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•  accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•  accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•  UTMA/UGMA accounts

•  Fiduciary accounts

•  B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the six months ended April 30, 2005, this fee totaled $2. These fees are included in Paid in Capital in the Statement of Assets and Liabilities.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

For the six months ended April 30, 2005, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

12

TA IDEX T. Rowe Price Small Cap

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$1,843	3.72%
TA IDEX Asset Allocation– Moderate Portfolio	22,445	45.26%
Total	$24,288	48.98%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

From November 1, 2004 to December 31, 2004:

0.80% of the first $500 million of ANA
0.70% of ANA over $500 million

From January 1, 2005 on:

0.75% of the first $500 million of ANA
0.70% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

From November 1, 2004 to December 31, 2004:

1.40% Expense Limit

From January 1, 2005 on:

1.35% Expense Limit

The sub-adviser, T. Rowe Price, has agreed to a pricing discount based on the aggregate assets that they manage in the Transamerica IDEX Mutual Funds. The amount of the discount received by the Fund at April 30, 2005 was $3.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2005, the underwriter commissions were as follows:

Received by Underwriter	$72
Retained by Underwriter	3
Contingent Deferred Sales Charge	13

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS $66 for the six months ended April 30, 2005.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

13

TA IDEX T. Rowe Price Small Cap

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

in any Transamerica IDEX Mutual Fund. At April 30, 2005, the value of invested plan amount was $4. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2005, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$6,682
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	109,298
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$818	October 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$60,349
Unrealized Appreciation	$6,439
Unrealized (Depreciation)	(4,600)
Net Unrealized Appreciation (Depreciation)	$1,839

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

14

TA IDEX T. Rowe Price Small Cap

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between TA IDEX T. Rowe Price Small Cap (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and T. Rowe Price Associates, Inc. (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by TFAI's management capabilities demonstrated with respect to the Fund and other funds managed by TFAI, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Fund. The Board concluded, based in particular on information provided by Lipper Analytics, that the Fund's investment performance was competitive relative to comparable funds over trailing two- and three-year periods although it had lagged in the past year. However, on the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, including steps to be taken to improve recent performance, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of comparative information, the Board concluded that the advisory fees were lower than industry averages, although the estimated overall expenses of the Fund were relatively higher than certain industry averages. The Board also noted that the advisory fees have breakpoints and that fees and expenses may decrease as the level of Fund assets increase. Overall, on the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Fund, the estimated profitability of TFAI's relationships with the Fund and TA IDEX, TFAI's limitation and fee waiver arrangement for the Fund, and the estimated profitability of the Sub-Adviser's relationship with the Fund, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the entirety of the services provided and the anticipated profitability of the relationship between the Fund, TFAI and the Sub-Adviser.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Trustees concluded that inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefit investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Fund assets increases. The Board also concluded that the advisory fees appropriately reflect the Fund's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Fund. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's portfolio brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund which, as demonstrated in the past with the Fund, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

15

TA IDEX T. Rowe Price Small Cap

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:  Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX T. Rowe Price Small Cap

Proposal 2:  Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
12,268,148.089	18,115.668	701,646.098

Proposal 3:  Approval of changes to the fundamental investment restrictions of TA IDEX T. Rowe Price Small Cap.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	12,288,338.264	11,628.591	687,943.000
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	12,286,056.304	13,910.551	687,943.000
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	12,287,690.420	12,276.435	687,943.000
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	12,287,389.403	12,577.452	687,943.000
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	12,287,976.686	11,990.169	687,943.000
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	12,284,151.036	15,815.819	687,943.000
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	12,286,860.737	13,106.118	687,943.000
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	12,285,448.001	14,518.854	687,943.000

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

16

TA IDEX T. Rowe Price Tax-Efficient Growth

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2004 and held for the entire period until April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,004.90	1.70%	$8.45
Hypothetical (b)	1,000.00	1,016.36	1.70	8.50
Class B
Actual	1,000.00	1,001.10	2.34	11.61
Hypothetical (b)	1,000.00	1,013.19	2.34	11.68
Class C
Actual	1,000.00	1,001.40	2.35	11.66
Hypothetical (b)	1,000.00	1,013.14	2.35	11.73

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX T. Rowe Price Tax-Efficient Growth

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.9%)
Aerospace (0.6%)
Boeing Co. (The)	2,600	$155
Amusement & Recreation Services (1.7%)
Disney (Walt) Co. (The)	8,900	235
Station Casinos, Inc.	2,900	187
Apparel Products (0.6%)
Cintas Corp. (a)	3,600	139
Automotive (0.6%)
Harley-Davidson, Inc.	3,000	141
Beverages (3.0%)
Anheuser-Busch Cos., Inc.	1,900	89
Coca-Cola Co. (The)	6,800	295
PepsiCo, Inc.	6,670	371
Business Credit Institutions (1.2%)
Fannie Mae	2,500	135
Freddie Mac	2,600	160
Business Services (7.4%)
ChoicePoint, Inc. (b)	1,900	75
Clear Channel Communications, Inc.	6,400	204
eBay, Inc. (b)	10,800	343
Equifax, Inc.	1,700	57
First Data Corp.	4,900	186
Monster Worldwide, Inc. (b)	4,300	99
Moody's Corp. (a)	3,800	312
Omnicom Group, Inc. (a)	2,800	232
Robert Half International, Inc. (a)	6,200	154
WPP Group PLC, ADR	3,300	179
Chemicals & Allied Products (3.8%)
Avon Products, Inc.	4,200	168
Colgate-Palmolive Co.	2,700	134
Ecolab, Inc.	3,600	118
Monsanto Co.	1,000	59
Procter & Gamble Co. (a)	7,200	390
Valspar Corp.	2,000	83
Commercial Banks (8.7%)
Bank of New York Co., Inc. (The)	7,600	212
Citigroup, Inc.	14,459	679
Mellon Financial Corp.	4,000	111
Northern Trust Corp.	9,100	410
State Street Corp. (a)	9,800	453
Wells Fargo & Co.	5,200	312
Communication (1.3%)
Certegy, Inc.	3,900	142
Viacom, Inc.–Class B	5,500	190

	Shares	Value
Communications Equipment (0.3%)
Nokia Corp., ADR	5,000	$80
Computer & Data Processing Services (7.1%)
Adobe Systems, Inc.	800	48
Automatic Data Processing, Inc.	4,200	182
Computer Associates International, Inc.	3,905	105
Electronic Arts, Inc. (a)(b)	500	27
Intuit, Inc. (b)	2,400	97
Microsoft Corp.	25,800	653
Oracle Corp. (b)	21,000	243
SAP AG, ADR	4,000	158
Yahoo!, Inc. (a)(b)	7,800	269
Computer & Office Equipment (4.9%)
Cisco Systems, Inc. (b)	31,300	541
Dell, Inc. (b)	16,900	589
EMC Corp. (b)	7,700	101
Cosmetics/Personal Care (0.8%)
Gillette Co. (The)	3,600	186
Drug Stores & Proprietary Stores (1.3%)
CVS Corp.	2,400	124
Walgreen Co.	4,900	211
Educational Services (0.7%)
Apollo Group, Inc.–Class A (b)	2,350	169
Electronic & Other Electric Equipment (3.5%)
General Electric Co.	24,350	881
Electronic Components & Accessories (11.6%)
Altera Corp. (a)(b)	14,700	305
Analog Devices, Inc. (a)	7,400	252
Broadcom Corp.–Class A (b)	3,500	105
Intel Corp.	23,200	546
Linear Technology Corp.	11,600	415
Maxim Integrated Products, Inc. (a)	10,800	404
Microchip Technology, Inc.	6,300	179
Molex, Inc.–Class A	3,500	80
Texas Instruments, Inc.	10,000	250
Xilinx, Inc.	13,400	361
Entertainment (0.5%)
International Game Technology	4,300	116
Food & Kindred Products (0.9%)
General Mills, Inc.	2,300	114
WM Wrigley Jr. Co.	1,700	117
Furniture & Home Furnishings Stores (1.0%)
Bed Bath & Beyond, Inc. (b)	3,300	123
Williams-Sonoma, Inc. (b)	3,600	121

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

TA IDEX T. Rowe Price Tax-Efficient Growth  2

TA IDEX T. Rowe Price Tax-Efficient Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Hotels & Other Lodging Places (0.6%)
Marriott International, Inc.–Class A	2,500	$157
Industrial Machinery & Equipment (1.0%)
Applied Materials, Inc. (b)	9,100	135
Illinois Tool Works, Inc.	1,200	101
Insurance (7.0%)
AMBAC Financial Group, Inc.	1,700	114
American International Group, Inc.	6,663	339
UnitedHealth Group, Inc.	6,100	576
WellPoint, Inc. (b)	5,700	728
Insurance Agents, Brokers & Service (0.3%)
Marsh & McLennan Cos., Inc.	2,800	78
Lumber & Other Building Materials (1.7%)
Home Depot, Inc. (The)	12,100	428
Management Services (0.6%)
Paychex, Inc.	5,200	159
Medical Instruments & Supplies (3.8%)
Baxter International, Inc.	2,800	104
Guidant Corp.	1,700	126
Medtronic, Inc.	10,700	564
Stryker Corp.	3,400	165
Motion Pictures (0.9%)
Time Warner, Inc. (b)	13,900	234
Paper & Allied Products (0.7%)
3M Co.	600	46
Kimberly-Clark Corp.	1,900	119
Personal Credit Institutions (0.6%)
SLM Corp.	3,200	152
Pharmaceuticals (9.1%)
Abbott Laboratories	4,900	241
Amgen, Inc. (b)	3,900	227
AstraZeneca PLC, ADR	1,900	83
GlaxoSmithKline PLC, ADR	2,600	131
Johnson & Johnson	8,400	576
Lilly (Eli) & Co.	2,900	170
Medco Health Solutions, Inc. (b)	1,109	56
Merck & Co., Inc.	2,300	78
Pfizer, Inc.	18,985	516
Wyeth	4,100	184
Printing & Publishing (1.2%)
McGraw-Hill Cos., Inc. (The)	3,400	296
Radio & Television Broadcasting (0.8%)
IAC/InterActive Corp. (a)(b)	3,700	80
Univision Communications, Inc.–Class A (a)(b)	4,100	108

	Shares	Value
Restaurants (0.5%)
Starbucks Corp. (b)	2,500	$124
Retail Trade (1.5%)
Amazon.com, Inc. (b)	7,400	239
Tiffany & Co.	4,100	124
Rubber & Misc. Plastic Products (0.4%)
NIKE, Inc.–Class B	1,300	100
Security & Commodity Brokers (2.6%)
American Express Co.	4,000	211
Charles Schwab Corp. (The) (a)	14,600	151
Franklin Resources, Inc.	4,200	288
Telecommunications (0.5%)
Vodafone Group PLC, ADR	5,000	131
Transportation & Public Utilities (0.6%)
Expeditors International of Washington, Inc. (a)	2,800	137
Variety Stores (2.8%)
Dollar General Corp.	9,600	195
Family Dollar Stores, Inc.	3,900	105
Wal-Mart Stores, Inc.	8,700	410
Water Transportation (0.2%)
Carnival Corp.	900	44
Wholesale Trade Nondurable Goods (1.0%)
SYSCO Corp.	7,300	253
Total Common Stocks (cost: $18,635)		24,944
	Principal	Value
SECURITY LENDING COLLATERAL (13.6%)
Debt (11.8%)
Bank Notes (1.6%)
Bank of America
2.82%, due 05/16/2005	$107	$107
2.80%, due 06/09/2005 (c)	27	27
2.77%, due 07/18/2005 (c)	107	107
Canadian Imperial Bank of Commerce 3.02%, due 11/04/2005 (c)	107	107
Credit Suisse First Boston Corp. 2.88%, due 09/09/2005 (c) 3.06%, due 03/10/2006 (c)	27 27	27 27
Euro Dollar Overnight (2.1%)
Bank of Montreal 2.94%, due 05/04/2005	80	80
BNP Paribas 2.80%, due 05/05/2005	111	111
Den Danske Bank 2.93%, due 05/02/2005 2.80%, due 05/06/2005	96 54	96 54

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

TA IDEX T. Rowe Price Tax-Efficient Growth  3

TA IDEX T. Rowe Price Tax-Efficient Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Overnight (continued)
Dexia Group 2.80%, due 05/05/2005	$47	$47
Royal Bank of Canada 2.80%, due 05/04/2005	110	110
Svenska Handlesbanken 2.80%, due 05/06/2005	18	18
Euro Dollar Terms (4.8%)
Bank of Nova Scotia 2.88%, due 05/11/2005 3.01%, due 05/31/2005	54 150	54 150
Barclays 3.02%, due 06/27/2005	96	96
BNP Paribas 2.93%, due 06/07/2005	86	86
Branch Banker & Trust 2.94%, due 06/06/2005	23	23
Calyon 2.93%, due 06/03/2005	89	89
Citigroup 2.87%, due 06/06/2005	111	111
Credit Suisse First Boston Corp. 2.91%, due 05/16/2005	110	110
HSBC Banking/Holdings PLC 3.01%, due 06/23/2005	54	54
Royal Bank of Scotland 2.94%, due 06/07/2005 2.95%, due 06/10/2005	104 58	104 58
Societe Generale 2.80%, due 05/03/2005	103	103
Toronto Dominion Bank 2.75%, due 05/09/2005 3.01%, due 06/24/2005	80 30	80 30
UBS AG 2.81%, due 05/03/2005	54	54

	Principal	Value
Promissory Notes (1.2%)
Goldman Sachs Group, Inc.
2.99%, due 06/27/2005	$113	$113
3.01%, due 07/27/2005	188	188
Repurchase Agreements (2.1%) (d)
Goldman Sachs Group, Inc. 3.04% Repurchase Agreement dated 04/29/2005 to be repurchased at $242 on 05/02/2005	241	241
Merrill Lynch & Co. Inc. 3.04% Repurchase Agreement dated 04/29/2005 to be repurchased at $290 on 05/02/2005	290	290
	Shares	Value
Investment Companies (1.8%)
Money Market Funds (1.8%)
American Beacon Funds 1-day yield of 2.84%	42,623	$43
BGI Institutional Money Market Fund 1-day yield of 2.93%	252,394	252
Merrill Lynch Premier Institutional Fund 1-day yield of 2.65%	56,797	57
Merrimac Cash Fund, Premium Class 1-day yield of 2.74% (e)	103,880	104
Total Security Lending Collateral (cost: $3,408)		3,408
Total Investment Securities (cost: $22,043)		$28,352
SUMMARY:
Investments, at value	113.5%	$28,352
Liabilities in excess of other assets	(13.5)%	(3,369)
Net assets	100.0%	$24,983

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  At April 30, 2005, all or a portion of this security is on loan (see Note 1). The value at April 30, 2005, of all securities on loan is $3,283.

(b)  No dividends were paid during the preceding twelve months.

(c)  Floating or variable rate note. Rate is listed as of April 30, 2005.

(d)  Cash collateral for the Repurchase Agreements, valued at $541, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–8.875% and 06/15/2005–03/15/2035, respectively.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX T. Rowe Price Tax-Efficient Growth

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $22,043) (including securities loaned of $3,283)	$28,352
Cash	110
Receivables:
Shares of beneficial interest sold	2
Interest	1
Dividends	21
Other	2
28,488
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	15
Management and advisory fees	37
Distribution and service fees	15
Transfer agent fees	16
Payable for collateral for securities on loan	3,408
Other	14
3,505
Net Assets	$24,983
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$23,399
Accumulated net investment income (loss)	(7)
Accumulated net realized gain (loss) from investment securities	(4,718)
Net unrealized appreciation (depreciation) on investment securities	6,309
Net Assets	$24,983
Net Assets by Class:
Class A	$10,438
Class B	11,187
Class C	3,358
Shares Outstanding:
Class A	1,046
Class B	1,154
Class C	347
Net Asset Value Per Share:
Class A	$9.98
Class B	9.69
Class C	9.69
Maximum Offering Price Per Share (a):
Class A	$10.56

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends	$280
Income from loaned securities–net	1
281
Expenses:
Management and advisory fees	101
Transfer agent fees:
Class A	11
Class B	15
Class C	7
Printing and shareholder reports	9
Custody fees	6
Administration fees	3
Legal fees	1
Audit fees	13
Registration fees:
Class A	14
Class B	9
Class C	12
Distribution and service fees:
Class A	20
Class B	62
Class C	20
Total expenses	303
Less:
Reimbursement of class expenses:
Class A	(4)
Class C	(12)
Net expenses	287
Net Investment Income (Loss)	(6)
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	1,120
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(894)
Net Gain (Loss) on Investments	226
Net Increase (Decrease) in Net Assets Resulting from Operations	$220

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX T. Rowe Price Tax-Efficient Growth

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2005 (unaudited)	October 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(6)	$(300)
Net realized gain (loss) from investment securities	1,120	211
Net unrealized appreciation (depreciation) on investment securities	(894)	303
	220	214
Capital Share Transactions:
Proceeds from shares sold:
Class A	425	1,616
Class B	278	2,611
Class C	137	217
Class C2	–	386
Class M	–	146
	840	4,976
Cost of shares redeemed:
Class A	(1,357)	(3,590)
Class B	(2,214)	(3,729)
Class C	(1,095)	(691)
Class C2	–	(653)
Class M	–	(526)
	(4,666)	(9,189)
Class level exchanges:
Class C	–	4,376
Class C2	–	(3,084)
Class M	–	(1,292)
	–	–
Automatic conversions:
Class A	1	49
Class B	(1)	(49)
	–	–
	(3,826)	(4,213)
Net increase (decrease) in net assets	(3,606)	(3,999)
Net Assets:
Beginning of period	28,589	32,588
End of period	$24,983	$28,589
Accumulated Net Investment Income (Loss)	$(7)	$(1)

	April 30, 2005 (unaudited)	October 31, 2004
Share Activity:
Shares issued:
Class A	41	159
Class B	27	261
Class C	14	22
Class C2	–	39
Class M	–	14
	82	495
Shares redeemed:
Class A	(131)	(353)
Class B	(220)	(377)
Class C	(108)	(71)
Class C2	–	(66)
Class M	–	(52)
	(459)	(919)
Class level exchanges:
Class C	–	441
Class C2	–	(305)
Class M	–	(135)
	–	1
Automatic conversions:
Class A	–	5
Class B	–	(5)
	–	–
Net increase (decrease) in shares outstanding:
Class A	(90)	(189)
Class B	(193)	(121)
Class C	(94)	392
Class C2	–	(332)
Class M	–	(173)
	(377)	(423)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX T. Rowe Price Tax-Efficient Growth

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2005)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$9.93	$0.02	$0.03	$0.05	$–	$–	$–	$9.98
	10/31/2004	9.85	(0.06)	0.14	0.08	–	–	–	9.93
	10/31/2003	8.09	(0.05)	1.81	1.76	–	–	–	9.85
	10/31/2002	9.54	(0.02)	(1.43)	(1.45)	–	–	–	8.09
	10/31/2001	10.64	0.05	(1.13)	(1.08)	(0.02)	–	(0.02)	9.54
	10/31/2000	10.20	0.08	0.44	0.52	(0.08)	–	(0.08)	10.64
Class B	4/30/2005	9.68	(0.01)	0.02	0.01	–	–	–	9.69
	10/31/2004	9.66	(0.12)	0.14	0.02	–	–	–	9.68
	10/31/2003	7.99	(0.10)	1.77	1.67	–	–	–	9.66
	10/31/2002	9.49	(0.09)	(1.41)	(1.50)	–	–	–	7.99
	10/31/2001	10.63	(0.02)	(1.12)	(1.14)	–	–	–	9.49
	10/31/2000	10.19	0.02	0.44	0.46	(0.02)	–	(0.02)	10.63
Class C	4/30/2005	9.68	(0.01)	0.02	0.01	–	–	–	9.69
	10/31/2004	9.66	(0.12)	0.14	0.02	–	–	–	9.68
	10/31/2003	7.91	(0.11)	1.86	1.75	–	–	–	9.66

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	0.49%	$10,438	1.70%	1.77%	0.32%	4%
	10/31/2004	0.83	11,281	1.70	1.78	(0.56)	5
	10/31/2003	21.76	13,057	1.70	1.85	(0.56)	50
	10/31/2002	(15.20)	21,389	1.68	1.95	(0.27)	76
	10/31/2001	(10.14)	8,552	1.55	2.07	0.47	30
	10/31/2000	5.14	5,452	1.55	2.68	0.66	58
Class B	4/30/2005	0.11	11,187	2.34	2.34	(0.30)	4
	10/31/2004	0.20	13,038	2.31	2.31	(1.18)	5
	10/31/2003	21.05	14,181	2.35	2.50	(1.21)	50
	10/31/2002	(15.84)	11,897	2.33	2.60	(0.92)	76
	10/31/2001	(10.75)	15,500	2.20	2.72	(0.18)	30
	10/31/2000	4.49	7,597	2.20	3.33	0.01	58
Class C	4/30/2005	0.14	3,358	2.35	2.93	(0.28)	4
	10/31/2004	0.07	4,270	2.35	3.00	(1.21)	5
	10/31/2003	22.12	473	2.35	2.50	(1.21)	50

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less that one year are not annualized.

(d)  Per share information is calculated based on average number of shares outstanding for the years ended 10/31/2001, 10/31/2002, 10/31/2003, 10/31/2004, and period ended 4/30/2005.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX T. Rowe Price Tax-Efficient Growth ("the Fund") commenced operations on March 1, 1999. The inception date for the Fund's offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX T. Rowe Price Tax-Efficient Growth

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX T. Rowe Price Tax-Efficient Growth ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on March 1, 1999.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that maybe made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers three classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. On June 15, 2004, Class C2 shares merged into Class C. On September 24, 2004, Class M shares merged into Class C. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned less than $1 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds,

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX T. Rowe Price Tax-Efficient Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Account maintenance fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder's account.

No fee will be charged under the following conditions:

•  accounts opened within the preceding 24 months

•  accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•  accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•  accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•  UTMA/UGMA accounts

•  Fiduciary accounts

•  B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the six months ended April 30, 2005, this fee totaled less than $1. These fees are included in Paid in Capital in the Statement of Assets and Liabilities.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

For the six months ended April 30, 2005, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$3,960	15.85%
Total	$3,960	15.85%

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX T. Rowe Price Tax-Efficient Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.75% of the first $500 million of ANA
0.65% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.35% Expense Limit

The sub-adviser, T. Rowe Price, has agreed to a pricing discount based on the aggregate assets that they manage in the Transamerica IDEX Mutual Funds. The amount of the discount received by the Fund for the six months ended April 30, 2005 was $1.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2005, the underwriter commissions were as follows:

Received by Underwriter	$28
Retained by Underwriter	2
Contingent Deferred Sales Charge	15

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS $43 for the six months ended April 30, 2005.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2005, the value of invested plan amount was $2. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2005, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$1,049
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	5,635
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$251	October 31, 2008
219	October 31, 2009
1,972	October 31, 2010
3,180	October 31, 2011

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX T. Rowe Price Tax-Efficient Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 4.–(continued)

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$22,218
Unrealized Appreciation	$6,378
Unrealized (Depreciation)	(244)
Net Unrealized Appreciation (Depreciation)	$6,134

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

11

TA IDEX T. Rowe Price Tax-Efficient Growth

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between TA IDEX T. Rowe Price Tax-Efficient Growth (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and T. Rowe Price Associates, Inc. (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by TFAI's management capabilities demonstrated with respect to the Fund and other funds managed by TFAI, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Fund. The Board concluded, based in particular on information provided by Lipper Analytics, that the Fund's long-term investment performance was competitive or superior relative to comparable funds over trailing two-, three- and five-year periods and to the Fund's benchmark index over a five-year period, although the Fund's investment performance over the past year had lagged. However, on the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, including steps to be taken to improve recent performance, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Fund, the estimated profitability of TFAI's relationships with the Fund and TA IDEX, and the estimated profitability of the Sub-Adviser's relationship with the Fund, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Fund were consistent with industry averages.
The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Trustees concluded that inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefited investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Fund assets increases. The Board also concluded that the advisory fees appropriately reflect the Fund's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Fund. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser engaged in "soft dollar" arrangements consistent with applicable law and "best execution" requirements.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund which, as demonstrated in the past with the Fund, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

12

TA IDEX T. Rowe Price Tax-Efficient Growth

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:  Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX T. Rowe Price Tax-Efficient Growth

Proposal 2:  Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
1,538,265.987	11,574.015	852,574.814

Proposal 3:  Approval of changes to the fundamental investment restrictions of TA IDEX T. Rowe Price Tax-Efficient Growth.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	1,557,509.519	18,724.297	826,181.000
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	1,556,062.888	20,170.928	826,181.000
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	1,557,509.519	18,724.297	826,181.000
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	1,557,412.888	18,820.928	826,181.000
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	1,557,509.519	18,724.297	826,181.000
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	1,557,509.519	18,724.297	826,181.000
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	1,556,551.888	19,681.928	826,181.000
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	1,557,387.867	18,845.949	826,181.000

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

13

TA IDEX Templeton Great Companies Global

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2004 and held for the entire period until April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,042.60	1.38%	$6.99
Hypothetical (b)	1,000.00	1,017.95	1.38	6.90
Class B
Actual	1,000.00	1,038.30	2.19	11.07
Hypothetical (b)	1,000.00	1,013.93	2.19	10.94
Class C
Actual	1,000.00	1,037.90	2.20	11.12
Hypothetical (b)	1,000.00	1,013.88	2.20	10.99

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Region
At April 30, 2005

This chart shows the percentage breakdown by region of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX Templeton Great Companies Global

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (96.8%)
Australia (1.6%)
Alumina, Ltd.	418,920	$1,897
AMP, Ltd.	504,431	2,665
BHP Billiton, Ltd.	80,350	1,018
National Australia Bank, Ltd.	135,570	3,105
Brazil (0.6%)
Cia Vale do Rio Doce, ADR	12,500	290
Cia Vale do Rio Doce, ADR (a)	60,840	1,640
Empresa Brasileira de Aeronautica SA, ADR	40,910	1,180
Canada (0.9%)
Alcan, Inc.	60,070	1,954
BCE, Inc. (a)	121,510	2,923
Cayman Islands (0.9%)
ACE, Ltd.	58,730	2,523
XL Capital, Ltd.–Class A (a)	34,340	2,414
Denmark (1.3%)
ISS A/S	50,700	4,067
Vestas Wind Systems A/S (a)(b)	208,816	2,650
Finland (1.0%)
Stora Enso OYJ–Class R	149,230	1,985
UPM-Kymmene OYJ	169,220	3,381
France (3.4%)
Accor SA	52,500	2,411
AXA	116,200	2,913
Michelin (C.G.D.E.)–Class B	40,857	2,487
Sanofi-Aventis	41,719	3,707
Suez SA, ADR (a)(b)	95,150	2,610
Total SA	11,223	2,505
Valeo SA	31,470	1,382
Germany (2.6%)
BASF AG, ADR	40,250	2,612
Bayer AG, ADR	40,090	1,293
Deutsche Post AG	189,960	4,472
E.ON AG, ADR	131,310	3,716
Volkswagen AG, ADR	196,630	1,637
Hong Kong (0.9%)
Cheung Kong Holdings, Ltd.	280,000	2,647
Hutchison Whampoa, Ltd.	206,000	1,840
Israel (0.5%)
Check Point Software Technologies, Ltd. (b)	122,020	2,556
Italy (1.1%)
ENI SpA, ADR (a)	30,390	3,813
Riunione Adriatica di Sicurta SpA	100,190	2,188

	Shares	Value
Japan (4.2%)
East Japan Railway Co.	432	$2,247
Hitachi, Ltd.	504,000	2,956
KDDI Corp.	396	1,824
Nintendo Co., Ltd.	31,200	3,538
Nippon Telegraph & Telephone Corp.	533	2,232
Nomura Holdings, Inc.	117,000	1,488
Sompo Japan Insurance, Inc.	259,000	2,509
Sony Corp., ADR	72,000	2,643
Takeda Pharmaceutical Co., Ltd.	57,000	2,773
Mexico (0.5%)
Telefonos de Mexico SA de CV–Class L, ADR	71,890	2,437
Netherlands (2.5%)
Akzo Nobel NV, ADR	73,910	3,033
IHC Caland NV	3,690	241
ING Groep NV	91,490	2,530
ING Groep NV, ADR	26,300	721
Koninklijke Philips Electronics NV	110,830	2,759
Reed Elsevier NV	258,320	3,732
Norway (0.6%)
Telenor ASA	397,510	3,331
Portugal (0.6%)
Portugal Telecom SGPS SA (b)	281,960	3,115
Singapore (0.6%)
DBS Group Holdings, Ltd.	295,600	2,588
DBS Group Holdings, Ltd., ADR	13,610	476
South Korea (2.7%)
Kookmin Bank, ADR (a)	51,850	2,217
Korea Electric Power Corp., ADR (a)	148,580	2,199
KT Corp., ADR	107,955	2,180
Samsung Electronics Co., Ltd., GDR–144A	23,130	5,216
SK Telecom Co., Ltd., ADR (a)	121,900	2,372
Spain (2.2%)
Banco Santander Central Hispano SA	283,790	3,317
Iberdrola SA	53,440	1,397
Repsol YPF SA	152,030	3,869
Telefonica SA	161,540	2,756
Sweden (3.3%)
Atlas Copco AB–Class A	78,770	3,592
Electrolux AB–Class B	89,570	1,820
Nordic Baltic Holding, FDR	334,230	3,180
Securitas AB–Class B	246,260	3,967
Svenska Cellulosa AB–Class B	62,590	2,189
Volvo AB–Class B (a)	59,810	2,429

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX Templeton Great Companies Global

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Switzerland (2.9%)
Lonza Group AG	52,120	$3,150
Nestle SA, ADR	46,510	3,057
Novartis AG, ADR	64,230	3,130
Swiss Reinsurance	46,000	3,068
UBS AG (a)	26,130	2,098
UBS AG (Foreign Registered)	7,560	607
Taiwan (0.5%)
Chunghwa Telecom Co., Ltd., ADR	120,570	2,444
United Kingdom (11.2%)
Alliance Unichem PLC	256,600	3,924
BAE Systems PLC	675,000	3,312
Boots Group PLC	207,950	2,394
BP PLC, ADR	58,450	3,560
British Airways PLC (b)	273,070	1,251
British Sky Broadcasting PLC	299,630	3,114
Cadbury Schweppes PLC	328,480	3,308
Compass Group PLC	813,970	3,651
GlaxoSmithKline PLC	156,359	3,956
HSBC Holdings PLC	108,699	1,741
HSBC Holdings PLC, ADR (a)	10,800	864
National Grid Transco PLC	268,733	2,647
Pearson PLC	196,520	2,394
Rentokil Initial PLC	836,620	2,511
Rolls-Royce Group PLC (b)	503,400	2,292
Royal Bank of Scotland Group PLC	82,880	2,506
Shell Transport & Trading Co. PLC	397,520	3,576
Smiths Group PLC	227,110	3,735
Standard Chartered PLC	137,890	2,491
Unilever PLC	254,540	2,425
Vodafone Group PLC	1,234,981	3,233
United States (50.2%)
3M Co.	137,200	10,492
Abbott Laboratories	96,500	4,744
Advanced Neuromodulation Systems, Inc. (a)(b)	89,600	2,698
AFLAC, Inc.	211,400	8,593
American Express Co.	173,100	9,122
American International Group, Inc.	105,910	5,385
Amgen, Inc. (b)	131,080	7,630
Apache Corp.	35,000	1,970
Citigroup, Inc.	230,000	10,801
Colgate-Palmolive Co.	78,400	3,903
ConocoPhillips	20,000	2,097
Danaher Corp.	89,810	4,547
Dell, Inc. (b)	146,100	5,089
Donaldson Co., Inc.	176,100	5,239

	Shares	Value
United States (continued)
eBay, Inc. (b)	209,800	$6,657
Ecolab, Inc.	96,200	3,147
EMC Corp. (b)	326,000	4,277
Emerson Electric Co.	149,400	9,363
Exxon Mobil Corp.	35,000	1,996
First Data Corp.	151,700	5,769
Fortune Brands, Inc.	60,000	5,075
Genentech, Inc. (b)	63,600	4,512
General Electric Co.	396,900	14,368
Genzyme Corp. (a)(b)	141,900	8,317
Goldman Sachs Group, Inc. (The)	98,500	10,519
IMS Health, Inc.	338,900	8,127
International Game Technology	284,500	7,650
Johnson & Johnson	88,000	6,039
Linear Technology Corp.	175,900	6,287
Medtronic, Inc.	219,300	11,557
Microsoft Corp.	367,975	9,310
Moody's Corp. (a)	27,300	2,242
Omnicom Group, Inc. (a)	99,100	8,215
PepsiCo, Inc.	219,700	12,224
Procter & Gamble Co.	123,700	6,698
QUALCOMM, Inc.	166,400	5,806
United Technologies Corp.	73,100	7,436
Xilinx, Inc.	206,900	5,574
Yahoo!, Inc. (b)	113,820	3,928
Zimmer Holdings, Inc. (b)	75,190	6,122
Total Common Stocks (cost: $492,111)		508,318
	Principal	Value
SECURITY LENDING COLLATERAL (6.9%)
Debt (6.0%)
Bank Notes (0.8%)
Bank of America
2.82%, due 05/16/2005	$1,145	$1,145
2.80%, due 06/09/2005 (c)	286	286
2.77%, due 07/18/2005 (c)	1,145	1,145
Canadian Imperial Bank of Commerce 3.02%, due 11/04/2005 (c)	1,145	1,145
Credit Suisse First Boston Corp. 2.88%, due 09/09/2005 (c) 3.06%, due 03/10/2006 (c)	286 286	286 286
Euro Dollar Overnight (1.1%)
Bank of Montreal 2.94%, due 05/04/2005	859	859
BNP Paribas 2.80%, due 05/05/2005	1,185	1,185

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX Templeton Great Companies Global

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Overnight (continued)
Den Danske Bank 2.93%, due 05/02/2005	$1,031	$1,031
2.80%, due 05/06/2005	573	573
Dexia Group 2.80%, due 05/05/2005	506	506
Royal Bank of Canada 2.80%, due 05/04/2005	1,175	1,175
Svenska Handlesbanken 2.80%, due 05/06/2005	189	189
Euro Dollar Terms (2.4%)
Bank of Nova Scotia 2.88%, due 05/11/2005 3.01%, due 05/31/2005	573 1,602	573 1,602
Barclays 3.02%, due 06/27/2005	1,021	1,021
BNP Paribas 2.93%, due 06/07/2005	917	917
Branch Banker & Trust 2.94%, due 06/06/2005	245	245
Calyon 2.93%, due 06/03/2005	946	946
Citigroup 2.87%, due 06/06/2005	1,189	1,189
Credit Suisse First Boston Corp. 2.91%, due 05/16/2005	1,173	1,173
HSBC Banking/Holdings PLC 3.01%, due 06/23/2005	573	573
Royal Bank of Scotland 2.94%, due 06/07/2005 2.95%, due 06/10/2005	1,113 618	1,113 618
Societe Generale 2.80%, due 05/03/2005	1,095	1,095
Toronto Dominion Bank 2.75%, due 05/09/2005 3.01%, due 06/24/2005	859 318	859 318

	Principal	Value
Euro Dollar Terms (continued)
UBS AG 2.81%, due 05/03/2005	$573	$573
Promissory Notes (0.6%)
Goldman Sachs Group, Inc. 2.99%, due 06/27/2005 3.01%, due 07/27/2005	1,203 2,004	1,203 2,004
Repurchase Agreements (1.1%) (d)
Goldman Sachs Group, Inc. (The) 3.04% Repurchase Agreement dated 04/29/2005 to be repurchased at $2,578 on 05/02/2005	2,577	2,577
Merrill Lynch & Co., Inc. 3.04% Repurchase Agreement dated 04/29/2005 to be repurchased at $3,093 on 05/02/2005	3,093	3,093
	Shares	Value
Investment Companies (0.9%)
Money Market Funds (0.9%)
American Beacon Funds 1-day yield of 2.84%	454,842	$455
BGI Institutional Money Market Fund 1-day yield of 2.93%	2,693,375	2,693
Merrill Lynch Premier Institutional Fund 1-day yield of 2.65%	606,095	606
Merrimac Cash Fund, Premium Class 1-day yield of 2.74% (e)	1,108,538	1,109
Total Security Lending Collateral (cost: $36,366)		36,366
Total Investment Securities (cost: $528,477)		$544,684
SUMMARY:
Investments, at value	103.7%	$544,684
Liabilities in excess of other assets	(3.7)%	(19,303)
Net assets	100.0%	$525,381

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  At April 30, 2005, all or a portion of this security is on loan (see Note 1). The value at April 30, 2005, of all securities on loan is $34,980.

(b)  No dividends were paid during the preceding twelve months.

(c)  Floating or variable rate note. Rate is listed as of April 30, 2005.

(d)  Cash collateral for the Repurchase Agreements, valued at $5,768, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–8.875% and 06/15/2005–03/15/2035, respectively.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities aggregated $5,216 or 1.0% of the net assets of the Fund.

ADR  American Depositary Receipt

FDR  Finnish Depositary Receipt

GDR  Global Depositary Receipt

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4

TA IDEX Templeton Great Companies Global

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Pharmaceuticals	9.3%	$48,732
Business Services	7.1%	37,163
Commercial Banks	6.9%	35,991
Electronic & Other Electric Equipment	6.3%	33,417
Insurance	5.0%	26,680
Telecommunications	4.9%	25,732
Computer & Data Processing Services	4.5%	23,921
Chemicals & Allied Products	4.5%	23,836
Security & Commodity Brokers	4.0%	21,129
Medical Instruments & Supplies	3.9%	20,377
Electronic Components & Accessories	2.8%	14,620
Aerospace	2.7%	14,220
Paper & Allied Products	2.6%	13,873
Oil & Gas Extraction	2.5%	13,228
Computer & Office Equipment	2.3%	12,322
Beverages	2.3%	12,224
Communications Equipment	2.2%	11,564
Petroleum Refining	1.9%	10,158
Electric Services	1.9%	9,959
Industrial Machinery & Equipment	1.7%	8,831
Life Insurance	1.7%	8,829
Entertainment	1.5%	7,650
Food & Kindred Products	1.2%	6,365
Fabricated Metal Products	1.0%	5,075
Metal Mining	0.9%	4,845
Instruments & Related Products	0.9%	4,547
Transportation & Public Utilities	0.9%	4,472
Paper & Paper Products	0.8%	4,174
Automotive	0.8%	4,066
Printing & Publishing	0.7%	3,732
Restaurants	0.7%	3,651
Manufacturing Industries	0.6%	3,538
Communication	0.6%	3,114
Specialty–Real Estate	0.5%	2,647
Electric, Gas & Sanitary Services	0.5%	2,610
Rubber & Misc. Plastic Products	0.5%	2,487
Wholesale Trade Nondurable Goods	0.5%	2,425
Hotels & Other Lodging Places	0.5%	2,411
Radio & Television Broadcasting	0.5%	2,394
Drug Stores & Proprietary Stores	0.5%	2,394
Railroads	0.4%	2,247
Primary Metal Industries	0.4%	1,954
Holding & Other Investment Offices	0.4%	1,840
Motor Vehicles, Parts & Supplies	0.3%	1,382
Air Transportation	0.2%	1,251
Water Transportation	0.0%	241
Investments, at value	96.8%	508,318
Short-Term investments	6.9%	36,366
Liabilities in excess of other assets	(3.7)%	(19,303)
Net assets	100.0%	$525,381

The notes to the financial statements are an integral part of this report.

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TA IDEX Templeton Great Companies Global

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $528,477) (including securities loaned of $34,980)	$544,684
Cash	16,068
Receivables:
Investment securities sold	182
Shares of beneficial interest sold	20
Interest	37
Dividends	1,400
Dividend reclaims receivable	615
Other	612
563,618
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	633
Management and advisory fees	533
Distribution and service fees	233
Transfer agent fees	267
Payable for collateral for securities on loan	36,366
Other	205
38,237
Net Assets	$525,381
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$897,482
Undistributed net investment income (loss)	1,769
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	(390,167)
Net unrealized appreciation (depreciation) on:
Investment securities	16,181
Translation of assets and liabilites denominated in foreign currencies	116
Net Assets	$525,381
Net Assets by Class:
Class A	$380,958
Class B	102,938
Class C	41,485
Shares Outstanding:
Class A	16,190
Class B	4,672
Class C	1,885
Net Asset Value Per Share:
Class A	$23.53
Class B	22.04
Class C	22.01
Maximum Offering Price Per Share (a):
Class A	$24.90

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$136
Dividends	6,165
Income from loaned securities–net	34
Less withholding taxes on foreign dividends	(390)
5,945
Expenses:
Management and advisory fees	1,880
Transfer agent fees:
Class A	179
Class B	172
Class C	98
Printing and shareholder reports	167
Custody fees	38
Administration fees	44
Legal fees	8
Audit fees	3
Trustees fees	7
Registration fees:
Class A	1
Class C	10
Distribution and service fees:
Class A	549
Class B	573
Class C	232
Total expenses	3,962
Less:
Reimbursement of class expenses:
Class C	(40)
Net expenses	3,922
Net Investment Income (Loss)	2,023
Net Realized Gain (Loss) from:
Investment securities	3,946
Foreign currency transactions	(246)
3,700
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	7,851
Translation of assets and liabilities denominated in foreign currencies	(100)
7,751
Net Gain (Loss) on Investments and Foreign Currency Transactions	11,451
Net Increase (Decrease) in Net Assets Resulting from Operations	$13,474

The notes to the financial statements are an integral part of this report.

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TA IDEX Templeton Great Companies Global

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2005 (unaudited)	October 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$2,023	$(2,434)
Net realized gain (loss) from investment securities and foreign currency transactions	3,700	54,690
Net unrealized appreciation (depreciation) on investment securities and foreign currency translation	7,751	(30,035)
	13,474	22,221
Capital Share Transactions:
Proceeds from shares sold:
Class A	173,032	9,922
Class B	1,704	3,635
Class C	640	505
Class C2	–	833
Class M	–	771
	175,376	15,666
Proceeds from fund acquisition:
Class A	–	85,329
Class B	–	4,841
Class C	–	436
Class C2	–	1,244
Class M	–	838
	–	92,688
Cost of shares redeemed:
Class A	(26,288)	(70,094)
Class B	(19,919)	(50,478)
Class C	(9,566)	(2,995)
Class C2	–	(6,874)
Class M	–	(20,371)
	(55,773)	(150,812)
Class level exchanges:
Class C	–	49,193
Class C2	–	(14,403)
Class M	–	(34,790)
	–	–
Automatic conversions:
Class A	1,146	1,159
Class B	(1,146)	(1,159)
	–	–
	119,603	(42,458)
Net increase (decrease) in net assets	133,077	(20,237)
Net Assets:
Beginning of period	392,304	412,541
End of period	$525,381	$392,304
Undistributed Net Investment Income (Loss)	$1,769	$(254)

	April 30, 2005 (unaudited)	October 31, 2004
Share Activity:
Shares issued:
Class A	7,201	438
Class B	75	169
Class C	29	24
Class C2	–	38
Class M	–	36
	7,305	705
Shares issued on fund acquisition:
Class A	–	3,817
Class B	–	230
Class C	–	21
Class C2	–	59
Class M	–	39
	–	4,166
Shares redeemed:
Class A	(1,095)	(3,098)
Class B	(884)	(2,370)
Class C	(425)	(144)
Class C2	–	(321)
Class M	–	(950)
	(2,404)	(6,883)
Class level exchanges:
Class C	–	2,372
Class C2	–	(689)
Class M	–	(1,675)
	–	8
Automatic conversions:
Class A	47	51
Class B	(50)	(54)
	(3)	(3)
Net increase (decrease) in shares outstanding:
Class A	6,153	1,208
Class B	(859)	(2,025)
Class C	(396)	2,273
Class C2	–	(913)
Class M	–	(2,550)
	4,898	(2,007)

The notes to the financial statements are an integral part of this report.

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TA IDEX Templeton Great Companies Global

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2005)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$22.57	$0.14	$0.82	$0.96	$–	$–	$–	$23.53
	10/31/2004	21.41	(0.07)	1.23	1.16	–	–	–	22.57
	10/31/2003	19.06	(0.05)	2.40	2.35	–	–	–	21.41
	10/31/2002	23.67	(0.08)	(4.53)	(4.61)	–	–	–	19.06
	10/31/2001	40.20	(0.07)	(13.99)	(14.06)	–	(2.47)	(2.47)	23.67
	10/31/2000	33.80	–	7.53	7.53	–	(1.13)	(1.13)	40.20
Class B	4/30/2005	21.23	0.03	0.78	0.81	–	–	–	22.04
	10/31/2004	20.25	(0.20)	1.18	0.98	–	–	–	21.23
	10/31/2003	18.14	(0.17)	2.28	2.11	–	–	–	20.25
	10/31/2002	22.71	(0.22)	(4.35)	(4.57)	–	–	–	18.14
	10/31/2001	38.97	(0.27)	(13.52)	(13.79)	–	(2.47)	(2.47)	22.71
	10/31/2000	32.98	(0.41)	7.53	7.12	–	(1.13)	(1.13)	38.97
Class C	4/30/2005	21.21	0.03	0.77	0.80	–	–	–	22.01
	10/31/2004	20.25	(0.15)	1.11	0.96	–	–	–	21.21
	10/31/2003	18.00	(0.17)	2.42	2.25	–	–	–	20.25

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	4.26%	$380,958	1.38%	1.38%	1.16%	22%
	10/31/2004	5.41	226,517	1.85	1.85	(0.31)	140
	10/31/2003	12.33	189,046	2.07	2.07	(0.26)	103
	10/31/2002	(19.46)	225,722	1.88	1.88	(0.34)	72
	10/31/2001	(37.08)	374,626	1.63	1.63	(0.24)	79
	10/31/2000	22.26	749,671	1.64	1.64	(0.56)	53
Class B	4/30/2005	3.83	102,938	2.19	2.19	0.25	22
	10/31/2004	4.83	117,409	2.49	2.49	(0.93)	140
	10/31/2003	11.57	153,046	2.72	2.72	(0.91)	103
	10/31/2002	(20.09)	193,259	2.53	2.53	(0.99)	72
	10/31/2001	(37.58)	320,693	2.28	2.28	(0.89)	79
	10/31/2000	21.62	614,789	2.29	2.29	(1.21)	53
Class C	4/30/2005	3.79	41,486	2.20	2.37	0.24	22
	10/31/2004	4.74	48,378	2.18	2.18	(0.72)	140
	10/31/2003	12.50	163	2.72	2.72	(0.92)	103

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003, 10/31/2004 and 4/30/2005.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  The inception date for the Fund's offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

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TA IDEX Templeton Great Companies Global

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX Templeton Great Companies Global ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on October 1, 1992.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

On May 28, 2004, the Fund acquired all of the net assets of TA IDEX Templeton Great Companies Global pursuant to a plan of reorganization. TA IDEX Janus Global is the accounting survivor. At the same time, the Fund changed sub-advisers from Janus Capital Management, LLC to Templeton Investment Counsel, LLC and Great Companies, LLC and was renamed from TA IDEX Janus Global to TA IDEX Templeton Great Companies Global.

The acquisition was accomplished by a tax free exchange of 4,196 shares of the Fund for 12,556 shares of TA IDEX Templeton Great Companies Global outstanding on May 27, 2004. TA IDEX Great Companies Global's net assets at that date, $92,688, including $3,609 unrealized appreciation, were combined with those of the Fund. The aggregate net assets of TA IDEX Janus Global immediately before the acquisition was $341,594. The combined net assets of the Fund immediately after the acquisition was $434,282. Proceeds in connection with the acquisition were as follows:

	Shares	Amount
Proceeds in connection with the acquisition
Class A	3,817	$85,329
Class B	230	4,841
Class C	21	436
Class C2	59	1,244
Class M	39	838
		$92,688

Multiple class operations and expenses: The Fund currently offers three classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. On June 15, 2004, Class C2 shares merged into Class C. On September 24, 2004, Class M shares merged into Class C. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX Templeton Great Companies Global

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." If market quotations are not readily available, and the impact of such a significant market event materially effects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price.

Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2005, of $45 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $16 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX Templeton Great Companies Global

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

At April 30, 2005, there were no outstanding forward foreign currency contracts.

Account maintenance fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder's account.

No fee will be charged under the following conditions:

•  accounts opened within the preceding 24 months

•  accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•  accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•  accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•  UTMA/UGMA accounts

•  Fiduciary accounts

•  B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the six months ended April 30, 2005, this fee totaled $16. These fees are included in Paid in Capital in the Statement of Assets and Liabilities.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) New York Stock Exchange trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

11

TA IDEX Templeton Great Companies Global

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

The following schedule represents the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation – Conservatiave Portfolio	$27,392	5.22%
TA IDEX Asset Allocation – Growth Portfolio	72,174	13.74%
TA IDEX Asset Allocation – Moderate Growth Portfolio	100,215	19.07%
TA IDEX Asset Allocation – Moderate Portfolio	47,718	9.08%
Total	$247,499	47.11%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $500 million of ANA
0.70% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.20% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at April 30, 2005.

Great Companies, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2005, the underwriter commissions were as follows:

Received by Underwriter	$162
Retained by Underwriter	10
Contingent Deferred Sales Charge	103

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

Transamerica IDEX Mutual Funds

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12

TA IDEX Templeton Great Companies Global

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

The Fund paid TFS $586 for the six months ended April 30, 2005.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2005, the value of invested plan amount was $103. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2005, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$210,723
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	99,324
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$130,090	October 31, 2009
205,203	October 31, 2010
57,944	October 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$529,115
Unrealized Appreciation	$31,950
Unrealized (Depreciation)	(16,381)
Net Unrealized Appreciation (Depreciation)	$15,569

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

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13

TA IDEX Templeton Great Companies Global

INVESTMENT ADVISORY AGREEMENT – REVIEW AND RENEWAL

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between TA IDEX Templeton Great Companies Global (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"). In approving the renewal of this agreement, the Board concluded that the Investment Advisory Agreement enables shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI is capable of providing high quality services to the Fund, as indicated by TFAI's management capabilities demonstrated with respect to the Fund and other funds managed by TFAI, and TFAI's management oversight process. The Board also concluded that TFAI would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's obligations will remain the same in all respects.

The investment performance of the Fund. The Board reviewed the Fund's investment performance since the Fund's sub-advisers, Great Companies, LLC and Templeton Investment Counsel, LLC (the "Sub-Advisers") were appointed to manage the Fund pursuant to a vote of the Fund's shareholders on May 21, 2004. The Trustees concluded that the performance of the new Sub-Advisers was acceptable, although they would closely monitor the Fund's future investment performance in light of the Fund's investment objective, policies and strategies and the Fund's historical below-average performance relative to certain comparable investment companies to verify that the Fund achieves an acceptable level of performance following the change of Sub-Adviser.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Advisers for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Fund, and the estimated profitability of TFAI's relationships with the Fund and TA IDEX, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund and TFAI.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Trustees concluded that inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefit investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Fund assets increases. The Board also concluded that the advisory fees appropriately reflect the Fund's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Fund. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's portfolio brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund which, as demonstrated in the past with the Fund, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

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14

TA IDEX Templeton Great Companies Global

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:   Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX Templeton Great Companies Global

Proposal 2:   Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
9,871,343.481	147,479.983	4,580,688.510

Proposal 3:   Approval of changes to the fundamental investment restrictions of TA IDEX Templeton Great Companies Global.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	10,007,679.287	180,811.073	4,411,021.614
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	9,993,135.953	195,354.407	4,411,021.614
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	10,005,843.479	182,646.881	4,411,021.614
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	10,006,133.279	182,357.081	4,411,021.614
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	10,007,542.600	180,947.760	4,411,021.614
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	9,992,882.754	195,607.606	4,411,021.614
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	10,004,742.185	183,748.175	4,411,021.614
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	9,995,977.762	192,512.598	4,411,021.614

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

15

TA IDEX Transamerica Balanced

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2004 and held for the entire period until April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,022.30	1.38%	$6.92
Hypothetical (b)	1,000.00	1,017.95	1.38	6.90
Class B
Actual	1,000.00	1,018.80	2.04	10.21
Hypothetical (b)	1,000.00	1,014.68	2.04	10.19
Class C
Actual	1,000.00	1,018.50	2.11	10.56
Hypothetical (b)	1,000.00	1,014.33	2.11	10.54

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At April 30, 2005

This chart shows the percentage breakdown by asset type of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

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1

TA IDEX Transamerica Balanced

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (6.6%)
U.S. Treasury Bond
6.25%, due 08/15/2023 (a)	$1,566	$1,882
5.38%, due 02/15/2031 (a)	1,546	1,746
U.S. Treasury Note 3.50%, due 11/15/2009 3.50%, due 02/15/2010 (a) 4.75%, due 05/15/2014 4.25%, due 08/15/2014 (a) 4.00%, due 02/15/2015 (a)	1,540 7,250 2,725 2,000 300	1,517 7,129 2,841 2,009 295
Total U.S. Government Obligations (cost: $17,235)		17,419
U.S. GOVERNMENT AGENCY OBLIGATIONS (1.6%)
Fannie Mae 6.00%, due 08/01/2034 6.00%, due 09/01/2034	2,212 1,933	2,272 1,986
Total U.S. Government Agency Obligations (cost: $4,293)		4,258
CORPORATE DEBT SECURITIES (19.5%)
Aerospace (0.6%)
Honeywell International, Inc. 5.13%, due 11/01/2006 6.13%, due 11/01/2011	910 660	925 716
Amusement & Recreation Services (0.9%)
Harrah's Operating Co., Inc. 5.50%, due 07/01/2010	1,750	1,789
Mandalay Resort Group 6.50%, due 07/31/2009	585	591
Beverages (1.0%)
Coca-Cola Enterprises, Inc. 5.38%, due 08/15/2006	950	966
Diageo Capital PLC 3.50%, due 11/19/2007	1,750	1,722
Business Services (0.4%)
Clear Channel Communications, Inc. 6.00%, due 11/01/2006 4.63%, due 01/15/2008	555 545	564 538
Chemicals & Allied Products (0.2%)
Lubrizol Corp. 5.50%, due 10/01/2014	500	508
Commercial Banks (0.9%)
BAC Capital Trust VI 5.63%, due 03/08/2035	972	962
US Bank NA 3.75%, due 02/06/2009	1,400	1,372

	Principal	Value
Communication (0.1%)
Echostar DBS Corp. 5.75%, due 10/01/2008	$255	$251
Communications Equipment (0.6%)
Motorola, Inc. 4.61%, due 11/16/2007	1,750	1,762
Computer & Office Equipment (0.3%)
Hewlett-Packard Co. 3.63%, due 03/15/2008	765	755
Electric Services (0.4%)
Duke Capital LLC 5.67%, due 08/15/2014	1,000	1,028
Food & Kindred Products (0.1%)
Dean Foods Co. 6.75%, due 06/15/2005	230	230
Furniture & Fixtures (0.6%)
Lear Corp. 7.96%, due 05/15/2005	1,550	1,552
Holding & Other Investment Offices (0.3%)
iStar Financial, Inc. 4.88%, due 01/15/2009	875	867
Hotels & Other Lodging Places (1.0%)
John Q. Hammons Hotels, Inc., Series B 8.88%, due 05/15/2012	315	335
Starwood Hotels & Resorts Worldwide, Inc. 7.38%, due 05/01/2007	1,900	1,966
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.–144A 6.63%, due 12/01/2014	500	468
Lumber & Wood Products (0.3%)
Weyerhaeuser Co. 7.38%, due 03/15/2032	750	816
Metal Mining (0.4%)
Phelps Dodge Corp. 9.50%, due 06/01/2031	688	1,045
Mortgage Bankers & Brokers (0.7%)
Countrywide Home Loans, Inc. 5.50%, due 08/01/2006	1,800	1,832
Mortgage-Backed (0.3%)
Countrywide Home Loans, Inc., Series L 2.88%, due 02/15/2007	865	845
Motion Pictures (0.5%)
Time Warner, Inc. 9.13%, due 01/15/2013	1,120	1,406

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX Transamerica Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Oil & Gas Extraction (1.6%)
Chesapeake Energy Corp. 7.00%, due 08/15/2014	$500	$513
Husky Oil, Ltd. 8.90%, due 08/15/2028 (b)	870	971
Kerr-McGee Corp. 6.95%, due 07/01/2024	500	459
Nexen, Inc. 5.88%, due 03/10/2035	2,325	2,241
Paper & Allied Products (0.3%)
International Paper Co. 6.75%, due 09/01/2011	773	843
Personal Credit Institutions (1.5%)
Capital One Bank 5.00%, due 06/15/2009	875	885
General Electric Capital Corp. 2.85%, due 01/30/2006 5.35%, due 03/30/2006	940 1,570	935 1,592
General Motors Acceptance Corp. 4.38%, due 12/10/2007	575	530
Petroleum Refining (1.1%)
Amerada Hess Corp. 7.13%, due 03/15/2033	1,300	1,462
Enterprise Products Operating, LP, Series B 5.60%, due 10/15/2014	500	503
Valero Energy Corp. 7.50%, due 04/15/2032	750	886
Primary Metal Industries (0.7%)
Alcoa, Inc. 4.25%, due 08/15/2007	1,825	1,827
Printing & Publishing (1.0%)
News America Holdings, Inc. 7.75%, due 12/01/2045	1,085	1,296
Viacom, Inc. 7.75%, due 06/01/2005	1,520	1,525
Restaurants (0.2%)
Landry's Restaurants, Inc.–144A 7.50%, due 12/15/2014	500	465
Security & Commodity Brokers (0.9%)
E*Trade Financial Corp. 8.00%, due 06/15/2011	500	513
Merrill Lynch & Co., Inc., Series B 6.13%, due 05/16/2006	1,900	1,942

	Principal	Value
Telecommunications (2.4%)
SBC Communications, Inc. 5.75%, due 05/02/2006	$1,900	$1,934
Sprint Capital Corp. 4.78%, due 08/17/2006	1,780	1,792
Telefonica SA 7.35%, due 09/15/2005	1,750	1,774
Verizon Global Funding Corp. 4.00%, due 01/15/2008	955	949
Variety Stores (0.2%)
Target Corp. 5.50%, due 04/01/2007	435	446
Total Corporate Debt Securities (cost: $52,130)		52,094
	Shares	Value
COMMON STOCKS (71.4%)
Automotive (4.3%)
Harley-Davidson, Inc.	100,000	$4,702
PACCAR, Inc.	100,000	6,790
Chemicals & Allied Products (0.7%)
Ecolab, Inc. (a)	60,000	1,963
Commercial Banks (1.8%)
JPMorgan Chase & Co.	134,435	4,771
Communication (1.3%)
XM Satellite Radio Holdings, Inc.–Class A (a)(c)	125,000	3,467
Communications Equipment (2.6%)
QUALCOMM, Inc.	200,000	6,978
Computer & Data Processing Services (3.4%)
Microsoft Corp.	153,465	3,883
Yahoo!, Inc. (c)	146,100	5,042
Computer & Office Equipment (2.4%)
Diebold, Inc. (a)	100,000	4,837
Sandisk Corp. (c)	60,000	1,422
Cosmetics/Personal Care (1.9%)
Gillette Co. (The)	100,000	5,164
Electronic & Other Electric Equipment (3.7%)
General Electric Co.	270,045	9,776
Engineering & Management Services (2.4%)
Jacobs Engineering Group, Inc. (a)(c)	130,000	6,332
Hotels & Other Lodging Places (6.6%)
Marriott International, Inc.–Class A	280,060	17,574
Industrial Machinery & Equipment (11.1%)
American Standard Cos., Inc. (a)	114,600	5,124

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX Transamerica Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Industrial Machinery & Equipment (continued)
Caterpillar, Inc.	100,000	$8,805
Donaldson Co., Inc.	120,000	3,570
Graco, Inc.	100,000	3,377
Illinois Tool Works, Inc. (a)	50,000	4,191
Kennametal, Inc.	100,000	4,530
Insurance (2.4%)
WellPoint, Inc. (c)	50,000	6,387
Medical Instruments & Supplies (1.5%)
Zimmer Holdings, Inc. (c)	50,000	4,071
Motor Vehicles, Parts & Supplies (1.4%)
BorgWarner, Inc.	80,000	3,658
Oil & Gas Extraction (3.8%)
Anadarko Petroleum Corp.	70,000	5,113
Apache Corp. (a)	90,000	5,066
Paper & Allied Products (1.9%)
3M Co.	67,620	5,171
Pharmaceuticals (5.0%)
Amgen, Inc. (a)(c)	70,495	4,104
Roche Holding AG–Genusschein	75,698	9,198
Primary Metal Industries (1.6%)
Hubbell, Inc.–Class B	100,000	4,345
Printing & Publishing (4.1%)
McGraw-Hill Cos., Inc. (The)	125,000	10,885
Telecommunications (1.3%)
Verizon Communications, Inc.	100,000	3,580
Transportation & Public Utilities (0.9%)
Expeditors International of Washington, Inc. (a)	50,000	2,455
Trucking & Warehousing (2.0%)
United Parcel Service, Inc.–Class B	75,000	5,348
Wholesale Trade Durable Goods (3.3%)
Grainger (W.W.), Inc.	160,000	8,846
Total Common Stocks (cost: $168,415)		190,525
	Principal	Value
SECURITY LENDING COLLATERAL (7.1%)
Debt (6.2%)
Bank Notes (0.9%)
Bank of America
2.82%, due 05/16/2005	$598	$598
2.80%, due 06/09/2005 (d)	149	149
2.77%, due 07/18/2005 (d)	598	598

	Principal	Value
Bank Notes (continued)
Canadian Imperial Bank of Commerce 3.02%, due 11/04/2005 (d)	$598	$598
Credit Suisse First Boston Corp. 2.88%, due 09/09/2005 (d) 3.06%, due 03/10/2006 (d)	149 149	149 149
Euro Dollar Overnight (1.1%)
Bank of Montreal 2.94%, due 05/04/2005	448	448
BNP Paribas 2.80%, due 05/05/2005	618	618
Den Danske Bank 2.93%, due 05/02/2005 538 538 2.80%, due 05/06/2005	299	299
Dexia Group 2.80%, due 05/05/2005	264	264
Royal Bank of Canada 2.80%, due 05/04/2005	613	613
Svenska Handlesbanken 2.80%, due 05/06/2005	99	99
Euro Dollar Terms (2.5%)
Bank of Nova Scotia 2.88%, due 05/11/2005 3.01%, due 05/31/2005	299 836	299 836
Barclays 3.02%, due 06/27/2005	533	533
BNP Paribas 2.93%, due 06/07/2005	478	478
Branch Banker & Trust 2.94%, due 06/06/2005	128	128
Calyon 2.93%, due 06/03/2005	494	494
Citigroup 2.87%, due 06/06/2005	620	620
Credit Suisse First Boston Corp. 2.91%, due 05/16/2005	612	612
HSBC Banking/Holdings PLC 3.01%, due 06/23/2005	299	299
Royal Bank of Scotland 2.94%, due 06/07/2005 580 580 2.95%, due 06/10/2005	322	322
Societe Generale 2.80%, due 05/03/2005	572	572
Toronto Dominion Bank 2.75%, due 05/09/2005 448 448 3.01%, due 06/24/2005	166	166
UBS AG 2.81%, due 05/03/2005	299	299

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX Transamerica Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Promissory Notes (0.6%)
Goldman Sachs Group, Inc.
2.99%, due 06/27/2005	$627	$627
3.01%, due 07/27/2005	1,047	1,047
Repurchase Agreements (1.1%) (e)
Goldman Sachs Group, Inc. 3.04% Repurchase Agreement dated 04/29/2005 to be repurchased at $1,345 on 05/02/2005	1,345	1,345
Merrill Lynch & Co., Inc. 3.04%, Repurchase Agreement dated 04/29/2005 to be repurchased at $1,613 on 05/02/2005	1,613	1,613
	Shares	Value
Investment Companies (0.9%)
Money Market Funds (0.9%)
American Beacon Funds 1-day yield of 2.84%	237,310	$237
BGI Institutional Money Market Fund 1-day yield of 2.93%	1,405,248	1,405
Merrill Lynch Premier Institutional Fund 1-day yield of 2.65%	316,225	316
Merrimac Cash Fund, Premium Class 1-day yield of 2.74% (f)	578,371	578
Total Security Lending Collateral (cost: $18,974)		18,974
Total Investment Securities (cost: $261,047)		$283,270
SUMMARY:
Investments, at value	106.2%	$283,270
Liabilities in excess of other assets	(6.2)%	(16,532)
Net assets	100.0%	$266,738

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  At April 30, 2005, all or a portion of this security is on loan (see Note 1). The value at April 30, 2005, of all securities on loan is $18,515.

(b)  Husky Oil, Ltd. has a fixed coupon rate of 8.90% until 8/15/2008, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 550BP, if not called.

(c)  No dividends were paid during the preceding twelve months.

(d)  Floating or variable rate note. Rate is listed as of April 30, 2005.

(e)  Cash collateral for the Repurchase Agreements, valued at $3,010, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–8.875% and 06/15/2005–03/15/2035, respectively.

(f)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities aggregated $933 or 0.3% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX Transamerica Balanced

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $261,047) (including securities loaned of $18,515)	$283,270
Receivables:
Investment securities sold	3,347
Shares of beneficial interest sold	64
Interest	1,088
Dividends	175
Dividend reclaims receivable	51
Other	205
288,200
Liabilities:
Investment securities purchased	891
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	775
Management and advisory fees	179
Distribution and service fees	189
Transfer agent fees	86
Due to custodian	298
Payable for collateral for securities on loan	18,974
Other	70
21,462
Net Assets	$266,738
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$284,841
Undistributed net investment income (loss)	220
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	(40,539)
Net unrealized appreciation (depreciation) on: Investment securities	22,214
Translation of assets and liabilities denominated in foreign currencies	2
Net Assets	$266,738
Net Assets by Class:
Class A	$65,737
Class B	153,434
Class C	47,567
Shares Outstanding:
Class A	3,492
Class B	8,166
Class C	2,539
Net Asset Value Per Share:
Class A	$18.82
Class B	18.79
Class C	18.73
Maximum Offering Price Per Share (a):
Class A	$19.92

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$1,730
Dividends	2,016
Income from loaned securities–net	31
Less withholding taxes on foreign dividends	(29)
3,748
Expenses:
Management and advisory fees	1,168
Transfer agent fees:
Class A	42
Class B	121
Class C	45
Printing and shareholder reports	86
Custody fees	14
Administration fees	27
Legal fees	6
Audit fees	3
Trustees fees	5
Registration fees:
Class A	1
Class C	10
Distribution and service fees:
Class A	125
Class B	836
Class C	260
Total expenses	2,749
Net Investment Income (Loss)	999
Net Realized Gain (Loss) from:
Investment securities	3,745
Foreign currency transactions	36
3,781
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	2,112
Translation of assets and liabilities denominated in foreign currencies	(36)
2,076
Net Gain (Loss) on Investments and Foreign Currency Transactions	5,857
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,856

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX Transamerica Balanced

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2005 (unaudited)	October 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$999	$1,052
Net realized gain (loss) from investment securities and foreign currency transactions	3,781	33,174
Net unrealized appreciation (depreciation) on investment securities and foreign currency translation	2,076	(13,114)
	6,856	21,112
Distributions to Shareholders:
From net investment income:
Class A	(482)	(579)
Class B	(254)	(399)
Class C	(174)	(10)
Class C2	–	(53)
Class M	–	(98)
	(910)	(1,139)
Capital Share Transactions:
Proceeds from shares sold:
Class A	3,183	9,645
Class B	3,171	7,041
Class C	1,696	1,114
Class C2	–	769
Class M	–	480
	8,050	19,049
Proceeds from fund acquisition:
Class A	–	6,534
Class B	–	17,187
Class C	–	879
Class C2	–	2,271
Class M	–	1,338
	–	28,209
Dividends and distributions reinvested:
Class A	464	558
Class B	234	368
Class C	159	9
Class C2	–	47
Class M	–	90
	857	1,072
Cost of shares redeemed:
Class A	(12,387)	(38,320)
Class B	(24,032)	(64,412)
Class C	(9,313)	(6,563)
Class C2	–	(9,893)
Class M	–	(13,324)
	(45,732)	(132,512)
Class level exchanges:
Class C	–	52,877
Class C2	–	(23,753)
Class M	–	(29,124)
	–	–
Automatic conversions:
Class A	113	134
Class B	(113)	(134)
	–	–
	(36,825)	(84,182)
Net increase (decrease) in net assets	(30,879)	(64,209)

	April 30, 2005 (unaudited)	October 31, 2004
Net Assets:
Beginning of period	$297,617	$361,826
End of period	$266,738	$297,617
Undistributed Net Investment Income (Loss)	$216	$131
Share Activity:
Shares issued:
Class A	164	540
Class B	164	393
Class C	88	62
Class C2	–	43
Class M	–	27
	416	1,065
Shares issued on fund acquisition:
Class A	–	362
Class B	–	956
Class C	–	49
Class C2	–	126
Class M	–	74
	–	1,567
Shares issued–reinvested from distributions:
Class A	24	31
Class B	12	21
Class C	8	1
Class C2	–	3
Class M	–	5
	44	61
Shares redeemed:
Class A	(640)	(2,128)
Class B	(1,243)	(3,597)
Class C	(483)	(365)
Class C2	–	(553)
Class M	–	(745)
	(2,366)	(7,388)
Class level exchanges:
Class C	–	2,929
Class C2	–	(1,321)
Class M	–	(1,608)
	–	–
Automatic conversions:
Class A	6	7
Class B	(6)	(7)
	–	–
Net increase (decrease) in shares outstanding:
Class A	(446)	(1,188)
Class B	(1,073)	(2,234)
Class C	(387)	2,676
Class C2	–	(1,702)
Class M	–	(2,247)
	(1,906)	(4,695)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX Transamerica Balanced

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2005)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$18.53	$0.12	$0.30	$0.42	$(0.13)	$–	$(0.13)	$18.82
	10/31/2004	17.43	0.14	1.08	1.22	(0.12)	–	(0.12)	18.53
	10/31/2003	16.23	0.19	1.21	1.40	(0.20)	–	(0.20)	17.43
	10/31/2002	17.31	0.29	(1.09)	(0.80)	(0.28)	–	(0.28)	16.23
	10/31/2001	19.75	0.37	(2.18)	(1.81)	(0.35)	(0.28)	(0.63)	17.31
	10/31/2000	18.96	0.25	1.03	1.28	(0.24)	(0.25)	(0.49)	19.75
Class B	4/30/2005	18.47	0.05	0.30	0.35	(0.03)	–	(0.03)	18.79
	10/31/2004	17.39	0.04	1.08	1.12	(0.04)	–	(0.04)	18.47
	10/31/2003	16.22	0.08	1.18	1.26	(0.09)	–	(0.09)	17.39
	10/31/2002	17.30	0.18	(1.09)	(0.91)	(0.17)	–	(0.17)	16.22
	10/31/2001	19.73	0.25	(2.17)	(1.92)	(0.23)	(0.28)	(0.51)	17.30
	10/31/2000	18.95	0.21	1.03	1.24	(0.21)	(0.25)	(0.46)	19.73
Class C	4/30/2005	18.45	0.04	0.30	0.34	(0.06)	–	(0.06)	18.73
	10/31/2004	17.39	(0.01)	1.11	1.10	(0.04)	–	(0.04)	18.45
	10/31/2003	16.22	0.08	1.18	1.26	(0.09)	–	(0.09)	17.39

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	2.23%	$65,737	1.38%	1.38%	1.20%	9%
	10/31/2004	7.03	72,997	1.70	1.70	0.76	107
	10/31/2003	8.71	89,335	1.73	1.73	1.13	69
	10/31/2002	(4.72)	100,923	1.68	1.70	1.70	87
	10/31/2001	(9.35)	126,369	1.64	1.66	1.96	114
	10/31/2000	7.23	133,445	1.67	1.69	1.73	71
Class B	4/30/2005	1.88	153,434	2.04	2.04	0.54	9
	10/31/2004	6.44	170,630	2.26	2.26	0.19	107
	10/31/2003	7.84	199,472	2.37	2.37	0.48	69
	10/31/2002	(5.31)	214,019	2.33	2.35	1.05	87
	10/31/2001	(9.93)	243,387	2.29	2.31	1.31	114
	10/31/2000	6.58	229,160	2.32	2.34	1.08	71
Class C	4/30/2005	1.85	47,567	2.11	2.11	0.47	9
	10/31/2004	6.33	53,990	2.28	2.28	(0.08)	107
	10/31/2003	7.84	4,354	2.38	2.39	0.48	69

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less that one year are not annualized.

(d)  Per share information is calculated based on average number of shares outstanding for the years ended 10/31/2001, 10/31/2002, 10/31/2003, 10/31/2004, and the period ended 4/30/2005.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  The inception date for the Fund's offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX Transamerica Balanced

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX Transamerica Balanced ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on December 2, 1994.

On May 28, 2004, the Fund acquired all of the net assets of TA IDEX Janus Growth & Income pursuant to a plan of reorganization. TA IDEX Transamerica Balanced is the accounting survior. At the same time, the Fund changed sub-advisers from Janus Capital Management, LLC to Transamerica Investment Management, LLC and was renamed from TA IDEX Janus Balanced to TA IDEX Transamerica Balanced.

The acquisition was accomplished by a tax free exchange of 1,567 shares of the Fund for 3,232 shares of TA IDEX Janus Growth & Income outstanding on May 27, 2004. TA IDEX Janus Growth & Income's net assets at that date, $28,209, including $4,682 unrealized appreciation, were combined with those of the Fund. The aggregate net assets of TA IDEX Transamerica Balanced immediately before the acquisition was $302,562, the combined net assets of the Fund immediately after the acquisition was $330,771. Proceeds in connection with the acquisition were as follows:

	Shares	Amount
Proceeds in connection with the acquisition
Class A	362	$6,534
Class B	956	17,187
Class C	49	879
Class C2	126	2,271
Class M	74	1,338
		$28,209

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers three classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. On June 15, 2004, Class C2 shares merged into Class C. On September 24, 2004, Class M shares merged into Class C. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." If market quotations are not readily available, and the impact of such a significant market event materially effects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. Factors that may be considered to value foreign

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX Transamerica Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2005, of $2 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $14 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX Transamerica Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

There were no open forward foreign currency contracts at April 30, 2005.

Account maintenance fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder's account.

No fee will be charged under the following conditions:

•  accounts opened within the preceding 24 months

•  accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•  accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•  accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•  UTMA/UGMA accounts

•  Fiduciary accounts

•  B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the six months ended April 30, 2005, this fee totaled $9. These fees are included in Paid in Capital in the Statement of Assets and Liabilities.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

For the six months ended April 30, 2005, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

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11

TA IDEX Transamerica Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

From November 1, 2004 to December 31, 2004:

0.85% of the first $250 million of ANA
0.80% of the next $250 million of ANA
0.75% of the next $1 billion of ANA
0.65% of ANA over $1.5 billion

From January 1, 2005 on:

0.80% of the first $250 million of ANA
0.75% of the next $250 million of ANA
0.70% of the next $1 billion of ANA
0.625% of ANA over $1.5 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

From November 1, 2004 to December 31, 2004:

1.50% Expense Limit

From January 1, 2005 on:

1.45% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at April 30, 2005.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2005, the underwriter commissions were as follows:

Received by Underwriter	$237
Retained by Underwriter	12
Contingent Deferred Sales Charge	188

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS $281 for the six months ended April 30, 2005.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2005, the value of invested plan amount was $36. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2005, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$14,845
U.S. Government	11,565
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	52,096
U.S. Government	13,784

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

12

TA IDEX Transamerica Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 4.–(continued)

due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$2,279	October 31, 2009
32,287	October 31, 2010
9,071	October 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$261,660
Unrealized Appreciation	$25,720
Unrealized (Depreciation)	(4,110)
Net Unrealized Appreciation (Depreciation)	$21,610

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

13

TA IDEX Transamerica Balanced

INVESTMENT ADVISORY AGREEMENT – REVIEW AND RENEWAL

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between TA IDEX Transamerica Balanced (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"). In approving the renewal of this agreement, the Board concluded that the Investment Advisory Agreement enables shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI is capable of providing high quality services to the Fund, as indicated by TFAI's management capabilities demonstrated with respect to the Fund and other funds managed by TFAI, and TFAI's management oversight process. The Board also concluded that TFAI would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's obligations will remain the same in all respects.

The investment performance of the Fund. The Board reviewed the Fund's investment performance since the Fund's sub-adviser, Transamerica Investment Management, LLC (the "Sub-Adviser") was appointed to manage the Fund pursuant to a vote of the Fund's shareholders on May 21, 2004. The Trustees concluded that the performance of the new Sub-Adviser was acceptable, although they would closely monitor the Fund's investment performance in light of the Fund's investment objective, policies and strategies and the Fund's historical below-average performance relative to certain comparable investment companies to verify that the Fund achieves an acceptable level of performance following the change of Sub-Adviser.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Fund, the estimated profitability of TFAI's relationships with the Fund and TA IDEX, and the recent reorganization of the Fund and the Fund's portfolio, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund and TFAI. In this regard, the Board noted that the Fund was recently reorganized, a new sub-adviser was appointed to manage the Fund's portfolio, and that such reorganization of the Fund and its portfolio may have increased the Fund's overall expense ratio on a short term basis.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Trustees concluded that inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefit investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Fund assets increases. The Board also concluded that the advisory fees appropriately reflect the Fund's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Fund. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's portfolio brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund which, as demonstrated in the past with the Fund, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

14

TA IDEX Transamerica Balanced

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:  Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX Transamerica Balanced

Proposal 2:  Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
6,714,216.979	163,374.901	2,956,654.095

Proposal 3:  Approval of changes to the fundamental investment restrictions of TA IDEX Transamerica Balanced.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	6,911,920.157	202,943.440	2,719,382.378
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	6,894,964.875	219,898.722	2,719,382.378
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	6,912,489.462	202,374.135	2,719,382.378
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	6,912,565.537	202,515.060	2,719,165.378
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	6,910,358.993	204,721.604	2,719,165.378
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	6,892,622.971	222,457.626	2,719,165.378
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	6,908,128.871	206,951.726	2,719,165.378
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	6,906,343.128	208,737.469	2,719,165.378

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

15

TA IDEX Transamerica Conservative High-Yield Bond

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2004 and held for the entire period until April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$991.80	1.03%	$5.09
Hypothetical (b)	1,000.00	1,019.69	1.03	5.16
Class B
Actual	1,000.00	987.10	1.78	8.77
Hypothetical (b)	1,000.00	1,015.97	1.78	8.90
Class C
Actual	1,000.00	988.10	1.87	9.22
Hypothetical (b)	1,000.00	1,015.52	1.87	9.35
Class I
Actual	1,000.00	992.50	0.66	3.12
Hypothetical (b)	1,000.00	1,020.57	0.66	3.16

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Bond Credit Quality (Moody Ratings)
At April 30, 2005

This chart shows the percentage breakdown by Bond Credit Quality of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

TA IDEX Transamerica Conservative High-Yield Bond

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
(continued)

Credit Rating	Description
Aaa	Prime grade obligations. Exceptional financial security and ability to meet senior financial obligations.

Aa3	High grade obligations. Strong capacity to pay interest and repay principal.

A1	Upper medium grade obligations. Interest payments and principal are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

A2	Upper medium grade obligations. Interest payments and principal are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

A3	Upper medium grade obligations. Interest payments and principal are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa1	Medium grade obligations. Interest payments and principal security are adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

Baa2	Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

Baa3	Medium grade obligations. Interest payments and principal security are not as adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

Ba1	Moderate vulnerability in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

Ba2	Vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

Ba3	More vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

B1	Moderate vulnerability to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.

B2	More vulnerable to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.

B3	Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Ca	Speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Caa1	Highly vulnerable may be in default on their policyholder obligations or there may be present elements of danger with respect to payment of policyholder obligations and claims.

Caa2	Extremely vulnerable may be in default on their policyholder obligations or there may be present elements of danger with respect to payment of policyholder obligations and claims.

Caa3	Speculative, may be in default on their policyholder obligations or have other marked shortcomings.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

TA IDEX Transamerica Conservative High-Yield Bond

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (2.2%)
U.S. Treasury Bond 7.50%, due 11/15/2016 (a)	$1,000	$1,285
7.88%, due 02/15/2021	1,000	1,373
5.25%, due 11/15/2028	1,000	1,091
5.38%, due 02/15/2031 (a)	5,000	5,647
Total U.S. Government Obligations (cost: $9,127)		9,396
FOREIGN GOVERNMENT OBLIGATIONS (0.2%)
Republic of Colombia 9.75%, due 04/23/2009	1,000	1,102
Total Foreign Government Obligations (cost: $945)		1,102
CORPORATE DEBT SECURITIES (93.5%)
Aerospace (0.2%)
Textron, Inc. 4.50%, due 08/01/2010	1,000	997
Agriculture (0.8%)
Dole Food Co., Inc. 8.63%, due 05/01/2009	3,055	3,215
Air Transportation (0.7%)
American Airlines, Inc., Series 2003-1, Class G 3.86%, due 07/09/2010	894	872
Delta Air Lines, Inc., Series 2003-1, Class G 3.91%, due 01/25/2008 (b)	2,123	2,125
Piedmont Aviation, Inc., Series K 10.10%, due 05/13/2007 (c)(i)	1,048	–	(d)
Amusement & Recreation Services (4.6%)
Argosy Gaming Co. 9.00%, due 09/01/2011	2,500	2,731
Harrah's Operating Co., Inc. 5.50%, due 07/01/2010	3,000	3,067
International Speedway Corp. 4.20%, due 04/15/2009	2,000	1,968
Isle of Capri Casinos, Inc. 7.00%, due 03/01/2014	3,000	2,910
MGM Mirage 6.75%, due 09/01/2012 5.88%, due 02/27/2014	1,000 2,500	1,000 2,341
Mohegan Tribal Gaming Authority 6.38%, due 07/15/2009	1,000	997
Mohegan Tribal Gaming Authority–144A 6.13%, due 02/15/2013	2,000	1,970
Speedway Motorsports, Inc. 6.75%, due 06/01/2013	1,000	1,006
Station Casinos, Inc. 6.88%, due 03/01/2016	2,000	2,020

	Principal	Value
Automotive (3.1%)
DaimlerChrysler North America Holding Corp. 4.05%, due 06/04/2008	$1,000	$963
Ford Motor Co. 7.45%, due 07/16/2031 (a)	2,000	1,643
General Motors Acceptance Corp. 6.75%, due 12/01/2014 (a)	1,000	838
General Motors Corp. 7.13%, due 07/15/2013 (a)	2,000	1,588
Meritor Automotive, Inc. 6.80%, due 02/15/2009	3,000	2,767
Navistar International Corp. 7.50%, due 06/15/2011 (a)	1,000	945
Navistar International Corp.–144A 6.25%, due 03/01/2012	2,000	1,760
Tenneco Automotive, Inc. 10.25%, due 07/15/2013	2,500	2,731
Beverages (0.2%)
Cadbury Schweppes US Finance LLC–144A 3.88%, due 10/01/2008	1,000	980
Business Credit Institutions (0.6%)
Ford Motor Credit Co. 6.50%, due 01/25/2007 5.80%, due 01/12/2009	500 1,000	500 930
HVB Funding Trust III–144A 9.00%, due 10/22/2031	1,000	1,303
Business Services (3.0%)
Clear Channel Communications, Inc. 4.63%, due 01/15/2008 7.65%, due 09/15/2010	1,000 1,000	988 1,080
Quintiles Transnational Corp. 10.00%, due 10/01/2013	1,000	1,080
R.H. Donnelley Corp.–144A 6.88%, due 01/15/2013	2,500	2,481
R.H. Donnelley Finance Corp I–144A 10.88%, due 12/15/2012	2,000	2,285
United Rentals North America, Inc. 6.50%, due 02/15/2012	1,000	952
Universal Compression, Inc. 7.25%, due 05/15/2010	2,000	2,030
Universal Hospital Services, Inc. 10.13%, due 11/01/2011	2,000	2,025
Chemicals & Allied Products (4.0%)
Airgas, Inc. 6.25%, due 07/15/2014	1,500	1,462

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

TA IDEX Transamerica Conservative High-Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Chemicals & Allied Products (continued)
Eastman Chemical Co. 3.25%, due 06/15/2008	$1,000	$964
Equistar Chemicals, LP/Equistar Funding Corp. 10.13%, due 09/01/2008 10.63%, due 05/01/2011	1,000 2,000	1,100 2,230
Huntsman International LLC 9.88%, due 03/01/2009 11.63%, due 10/15/2010	1,000 965	1,075 1,115
Huntsman International LLC–144A 7.38%, due 01/01/2015 (a)	2,000	1,995
Lyondell Chemical Co. 10.50%, due 06/01/2013	1,000	1,152
Monsanto Co. 4.00%, due 05/15/2008	2,000	1,992
Nalco Co. 8.88%, due 11/15/2013	2,000	2,050
NOVA Chemicals Corp. 6.50%, due 01/15/2012	1,000	1,011
Scotts Co. (The) 6.63%, due 11/15/2013	1,000	1,010
Commercial Banks (0.9%)
Mizuho Financial Group Cayman, Ltd.–144A 5.79%, due 04/15/2014	1,000	1,035
Popular North America, Inc. 6.13%, due 10/15/2006	1,000	1,027
Wachovia Corp. 3.63%, due 02/17/2009	2,000	1,954
Communication (4.2%)
Adelphia Communications Corp. 10.25%, due 11/01/2006 (a)(c)	1,000	855
Cablevision Systems Corp.–144A 8.00%, due 04/15/2012 (a)	1,000	986
Charter Communications Holdings, Inc. 8.63%, due 04/01/2009 9.92%, due 04/01/2011	1,500 1,000	1,084 705
Comcast Cable Communications 6.75%, due 01/30/2011	1,000	1,098
CSC Holdings, Inc.–144A 6.75%, due 04/15/2012	2,000	1,935
Intelsat Bermuda, Ltd.–144A 8.63%, due 01/15/2015	8,000	8,120
Liberty Media Corp. 7.88%, due 07/15/2009	1,000	1,089
News America Holdings, Inc. 6.63%, due 01/09/2008	1,000	1,053

	Principal	Value
Communication (continued)
PanAmSat Corp. 9.00%, due 08/15/2014	$1,300	$1,352
Communications Equipment (0.9%)
L-3 Communications Corp. 7.63%, due 06/15/2012 6.13%, due 07/15/2013 6.13%, due 01/15/2014	1,000 2,000 1,000	1,057 1,975 982
Computer & Office Equipment (1.0%)
Seagate Technology Holdings Corp. 8.00%, due 05/15/2009	1,000	1,050
Solectron Corp. 9.63%, due 02/15/2009 (a)	3,000	3,270
Construction (2.4%)
Beazer Homes USA, Inc. 6.50%, due 11/15/2013	2,000	1,940
Centex Corp. 5.80%, due 09/15/2009	750	776
DR Horton, Inc. 5.88%, due 07/01/2013 6.13%, due 01/15/2014 5.25%, due 02/15/2015	3,000 1,000 1,000	2,998 1,008 932
KB Home 5.75%, due 02/01/2014	1,000	971
Standard-Pacific Corp. 6.25%, due 04/01/2014	2,000	1,910
Department Stores (0.0%)
Saks, Inc. 8.25%, due 11/15/2008	–	–	(d)
7.00%, due 12/01/2013	56	51
Drug Stores & Proprietary Stores (0.9%)
Jean Coutu Group, Inc. 8.50%, due 08/01/2014 (a)	2,000	1,885
Medco Health Solutions, Inc. 7.25%, due 08/15/2013	1,000	1,112
Rite Aid Corp. 9.50%, due 02/15/2011	1,000	1,015
Electric Services (8.6%)
AES Corp. (The)–144A 8.75%, due 05/15/2013	2,000	2,165
CenterPoint Energy Resources Corp., Series B 7.88%, due 04/01/2013	2,000	2,356
Cleveland Electric Illuminating Co., (The) 5.65%, due 12/15/2013	1,000	1,031
CMS Energy Corp. 7.50%, due 01/15/2009	2,000	2,050

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

TA IDEX Transamerica Conservative High-Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Electric Services (continued)
Dynegy Holdings, Inc.–144A 10.13%, due 07/15/2013	$3,000	$3,090
Elwood Energy LLC 8.16%, due 07/05/2026	1,754	1,977
Nevada Power Co., Series A 8.25%, due 06/01/2011	4,000	4,420
NRG Energy, Inc.–144A 8.00%, due 12/15/2013	2,337	2,360
PSEG Energy Holdings LLC 7.75%, due 04/16/2007	3,000	3,075
Reliant Energy, Inc. 6.75%, due 12/15/2014	2,000	1,770
Texas Genco LLC/Texas Genco Financing Corp.–144A 6.88%, due 12/15/2014	5,000	4,900
Texas New Mexico Power Co. 6.13%, due 06/01/2008	3,000	3,074
TXU Corp.–144A 5.55%, due 11/15/2014	4,000	3,856
Virginia Electric and Power Co. 4.10%, due 12/15/2008	1,000	988
Electric, Gas & Sanitary Services (1.8%)
NiSource Finance Corp. 7.88%, due 11/15/2010	1,000	1,155
Northern States Power Co. 4.75%, due 08/01/2010	4,000	4,048
Pacific Gas & Electric Co. 3.82%, due 04/03/2006 (b) 3.60%, due 03/01/2009	443 2,000	444 1,945
Electronic & Other Electric Equipment (0.8%)
Celestica Inc. 7.88%, due 07/01/2011	1,450	1,443
Rayovac Corp. 8.50%, due 10/01/2013	2,000	2,055
Electronic Components & Accessories (1.9%)
Amkor Technology, Inc. 9.25%, due 02/15/2008 (a)	1,000	887
Flextronics International, Ltd. 6.50%, due 05/15/2013	1,000	955
Tyco International Group SA 6.38%, due 02/15/2006 6.00%, due 11/15/2013	2,000 4,000	2,038 4,272
Environmental Services (0.4%)
Allied Waste North America, Inc. 6.50%, due 11/15/2010 (a) 7.88%, due 04/15/2013	1,000 1,000	940 972

	Principal	Value
Food & Kindred Products (1.6%)
Bunge Ltd Finance Corp. 4.38%, due 12/15/2008	$2,000	$1,994
Del Monte Corp. 8.63%, due 12/15/2012	3,000	3,210
General Mills, Inc. 6.00%, due 02/15/2012	804	865
Kraft Foods, Inc. 4.00%, due 10/01/2008	1,000	987
Food Stores (0.9%)
Safeway, Inc. 7.25%, due 02/01/2031	2,000	2,207
Stater Brothers Holdings, Inc. 8.13%, due 06/15/2012	2,000	1,860
Gas Production & Distribution (1.2%)
Dynegy-Roseton/Danskammer, Series 2001, Class B 7.67%, due 11/08/2016	2,000	1,780
Northern Border Partners-LP, Series A 8.88%, due 06/15/2010	1,000	1,181
Northwest Pipeline Corp. 8.13%, due 03/01/2010	2,000	2,152
Health Services (3.8%)
Community Health Systems, Inc. 6.50%, due 12/15/2012	1,000	980
Coventry Health Care, Inc. 5.88%, due 01/15/2012 6.13%, due 01/15/2015	1,750 2,250	1,741 2,239
Extendicare Health Services, Inc. 6.88%, due 05/01/2014	3,000	2,872
HCA, Inc. 5.75%, due 03/15/2014 6.38%, due 01/15/2015	2,000 3,000	1,930 3,011
Manor Care, Inc. 6.25%, due 05/01/2013	2,000	2,140
NeighborCare, Inc. 6.88%, due 11/15/2013	1,500	1,567
Holding & Other Investment Offices (2.3%)
Developers Diversified Realty Corp. REIT 3.88%, due 01/30/2009	3,000	2,900
General Growth Properties, Inc. 4.94%, due 11/01/2007	1,991	2,001
iStar Financial, Inc. 4.88%, due 01/15/2009	1,000	991
iStar Financial, Inc., Series B 5.70%, due 03/01/2014	1,500	1,490

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

TA IDEX Transamerica Conservative High-Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Holding & Other Investment Offices (continued)
Simon Property Group, LP REIT 3.75%, due 01/30/2009	$1,000	$966
Ventas Realty, LP/Ventas Capital Corp. REIT 6.63%, due 10/15/2014	1,500	1,474
Hotels & Other Lodging Places (3.5%)
Hilton Hotels Corp. 7.63%, due 12/01/2012	2,000	2,297
John Q. Hammons Hotels, Inc., Series B 8.88%, due 05/15/2012	1,500	1,597
Kerzner International, Ltd. 8.88%, due 08/15/2011	4,000	4,280
Mandalay Resort Group 6.38%, due 12/15/2011	1,000	1,009
Station Casinos, Inc. 6.00%, due 04/01/2012 6.50%, due 02/01/2014	1,000 2,000	993 1,995
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.–144A 6.63%, due 12/01/2014	3,000	2,805
Industrial Machinery & Equipment (1.3%)
Case New Holland, Inc.–144A 6.00%, due 06/01/2009	1,000	923
Dresser-Rand Group–144A 7.38%, due 11/01/2014	3,000	2,925
Grant Prideco, Inc. 9.63%, due 12/01/2007	500	546
Terex Corp. 7.38%, due 01/15/2014	1,000	1,005
Lumber & Other Building Materials (0.5%)
Builders Firstsource, Inc.–144A 7.02%, due 02/15/2012 (b)	2,000	1,940
Lumber & Wood Products (0.3%)
Georgia-Pacific Corp. 8.88%, due 02/01/2010	1,000	1,110
Management Services (0.2%)
Corrections Corp. of America 7.50%, due 05/01/2011	1,000	1,031
Medical Instruments & Supplies (0.4%)
Bard (C.R.), Inc. 6.70%, due 12/01/2026	1,500	1,693
Metal Cans & Shipping Containers (1.0%)
Ball Corp. 7.75%, due 08/01/2006 6.88%, due 12/15/2012	1,000 2,000	1,028 2,055

	Principal	Value
Metal Cans & Shipping Containers (continued)
Crown European Holdings SA 10.88%, due 03/01/2013	$1,000	$1,143
Metal Mining (0.2%)
Rio Tinto Finance USA, Ltd. 2.63%, due 09/30/2008	1,000	948
Mining (0.9%)
Massey Energy Co. 6.63%, due 11/15/2010	3,000	3,000
Peabody Energy Corp. 6.88%, due 03/15/2013	1,000	1,035
Mortgage Bankers & Brokers (0.7%)
Crystal US Holdings LLC/Crystal US Sub 3 Corp.–144A 0.00%, due 10/01/2014 (e)	1,300	871
Mantis Reef, Ltd.–144A 4.69%, due 11/14/2008	2,000	1,995
Motion Pictures (0.9%)
Time Warner Entertainment Co., LP 10.15%, due 05/01/2012	1,000	1,290
Time Warner, Inc. 7.75%, due 06/15/2005 7.48%, due 01/15/2008	1,000 1,500	1,005 1,619
Motor Vehicles, Parts & Supplies (0.7%)
Dura Operating Corp., Series B 8.63%, due 04/15/2012 (a)	1,750	1,488
TRW Automotive, Inc. 11.00%, due 02/15/2013 (a)	1,300	1,398
Oil & Gas Extraction (4.4%)
Chesapeake Energy Corp. 8.13%, due 04/01/2011 7.50%, due 09/15/2013	71 1,000	75 1,055
Chesapeake Energy Corp.–144A 6.38%, due 06/15/2015	3,000	2,940
Forest Oil Corp. 8.00%, due 12/15/2011 7.75%, due 05/01/2014	500 1,000	543 1,045
Kerr-McGee Corp. 7.00%, due 11/01/2011	1,370	1,343
Key Energy Services, Inc. 6.38%, due 05/01/2013	1,000	970
Louisiana Land & Exploration 7.63%, due 04/15/2013	2,000	2,308
Newfield Exploration Co. 6.63%, due 09/01/2014	1,500	1,485

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

TA IDEX Transamerica Conservative High-Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Oil & Gas Extraction (continued)
Petroleum Geo-Services ASA 10.00%, due 11/05/2010	$2,500	$2,788
Pride International, Inc. 7.38%, due 07/15/2014	2,000	2,100
XTO Energy, Inc. 6.25%, due 04/15/2013	2,000	2,170
Paper & Allied Products (0.9%)
Cascades, Inc. 7.25%, due 02/15/2013	2,000	1,970
Graphic Packaging International Corp. 8.50%, due 08/15/2011	2,000	1,990
Paper & Paper Products (0.9%)
Boise Cascade LLC–144A 7.13%, due 10/15/2014	2,000	1,900
MDP Acquisitions PLC 9.63%, due 10/01/2012	2,000	1,980
Paperboard Containers & Boxes (0.7%)
Jefferson Smurfit Corp. 7.50%, due 06/01/2013	2,000	1,870
Jefferson Smurfit-Stone Container Corp. 8.25%, due 10/01/2012	1,000	980
Personal Credit Institutions (2.1%)
Capital One Financial Corp. 6.25%, due 11/15/2013	3,000	3,200
Erac USA Finance Co.–144A 7.95%, due 12/15/2009	1,000	1,141
Household Finance Corp. 4.13%, due 11/16/2009	5,000	4,907
Personal Services (0.5%)
Service Corp. International 7.70%, due 04/15/2009	2,000	2,075
Petroleum Refining (1.1%)
Giant Industries, Inc. 8.00%, due 05/15/2014 (a)	1,500	1,508
Premcor Refining Group (The), Inc. 6.75%, due 02/01/2011 6.13%, due 05/01/2011	2,000 1,000	2,120 1,033
Pharmaceuticals (1.0%)
Elan Finance PLC/Elan Finance Corp.–144A 7.75%, due 11/15/2011	3,000	2,325
Leiner Health Products, Inc. 11.00%, due 06/01/2012	2,000	2,110

	Principal	Value
Primary Metal Industries (1.4%)
International Steel Group, Inc. 6.50%, due 04/15/2014	$1,000	$993
Novelis, Inc.–144A 7.25%, due 02/15/2015	3,500	3,386
U.S. Steel Corp. 9.75%, due 05/15/2010	1,682	1,850
Printing & Publishing (2.9%)
American Color Graphics, Inc. 10.00%, due 06/15/2010	2,000	1,280
Dex Media East LLC/Dex Media East Finance Co. 9.88%, due 11/15/2009	1,000	1,095
Dex Media West LLC/Dex Media Finance Co., Series B 8.50%, due 08/15/2010	2,000	2,145
Dex Media, Inc. 8.00%, due 11/15/2013	1,000	1,030
Houghton Mifflin Co. 9.88%, due 02/01/2013 (a)	2,000	2,020
Jostens IH Corp. 7.63%, due 10/01/2012	1,000	1,000
Primedia, Inc. 8.88%, due 05/15/2011	2,000	2,070
Quebecor World Capital Corp. 4.88%, due 11/15/2008	2,000	1,983
Radio & Television Broadcasting (1.6%)
British Sky Broadcasting Group PLC 6.88%, due 02/23/2009	1,000	1,077
CanWest Media, Inc. 10.63%, due 05/15/2011	1,000	1,085
CanWest Media, Inc., Series B 7.63%, due 04/15/2013	1,000	1,048
Corus Entertainment, Inc. 8.75%, due 03/01/2012	2,005	2,125
Videotron Ltee 6.88%, due 01/15/2014	1,500	1,478
Railroads (0.9%)
Progress Rail Services Corp./Progress Metal Reclamation Co.–144A 7.75%, due 04/01/2012	4,000	3,980
Restaurants (0.3%)
Yum! Brands, Inc. 7.70%, due 07/01/2012	1,000	1,172

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

TA IDEX Transamerica Conservative High-Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Rubber & Misc. Plastic Products (0.9%)
Jarden Corp. 5.09%, due 01/03/2011	$1,995	$2,002
Sealed Air Corp.–144A 5.38%, due 04/15/2008	2,000	2,038
Savings Institutions (0.5%)
Washington Mutual, Inc. 4.00%, due 01/15/2009	2,000	1,964
Security & Commodity Brokers (0.5%)
Goldman Sachs Group, Inc. 5.15%, due 01/15/2014	1,000	1,006
Morgan Stanley 4.75%, due 04/01/2014	1,000	967
Stone, Clay & Glass Products (1.6%)
Anchor Glass Container Corp., Series B 11.00%, due 02/15/2013	1,000	810
Owens-Brockway 7.75%, due 05/15/2011	1,000	1,055
Owens-Brockway Glass Container 8.75%, due 11/15/2012	1,000	1,090
Owens-Brockway Glass Container–144A 6.75%, due 12/01/2014	2,000	1,950
Owens-Illinois, Inc. 7.35%, due 05/15/2008	2,000	2,055
Telecommunications (7.1%)
AT&T Corp. 9.05%, due 11/15/2011	3,000	3,424
BellSouth Corp. 5.20%, due 09/15/2014	2,000	2,026
Citizens Communications Co. 6.25%, due 01/15/2013	2,000	1,865
Hawaiian Telcom Communications, Inc.–144A 9.75%, due 05/01/2013	4,500	4,472
MCI, Inc. 5.91%, due 05/01/2007	4,000	4,060
Nextel Communications, Inc. 5.95%, due 03/15/2014	7,000	7,088
Qwest Capital Funding, Inc. 7.00%, due 08/03/2009 (a) 7.90%, due 08/15/2010 (a)	2,000 2,000	1,805 1,840
Rogers Wireless Communications, Inc. 8.00%, due 12/15/2012 (a) 6.38%, due 03/01/2014	1,500 2,500	1,538 2,394
Tobacco Products (0.6%)
Philip Morris Cos., Inc. 7.20%, due 02/01/2007	2,256	2,360

	Principal	Value
Transportation Equipment (1.0%)
Trinity Industries, Inc. 6.50%, due 03/15/2014	$2,500	$2,400
Westinghouse Air Brake Co. 6.88%, due 07/31/2013	2,000	2,010
Trucking & Warehousing (0.4%)
Iron Mountain, Inc. 6.63%, due 01/01/2016	2,000	1,780
Water Transportation (0.8%)
Royal Caribbean Cruises, Ltd. 7.00%, due 10/15/2007 8.75%, due 02/02/2011	1,000 2,000	1,033 2,240
Total Corporate Debt Securities (cost: $402,104)		403,317
	Shares	Value
PREFERRED STOCKS (0.5%)
Holding & Other Investment Offices (0.5%)
Duke Realty Corp. REIT	40,000	$2,084
Total Preferred Stocks (cost: $2,008)		2,084
COMMON STOCKS (0.0%)
Air Transportation (0.0%)
US Airways Group, Inc.–Class A (a)(f)	1,024	1
Printing & Publishing (0.0%)
Golden Books Family Entertainment, Inc. (f)	63,750	– (d)
Total Common Stocks (cost: $168)		1
	Principal	Value
SECURITY LENDING COLLATERAL (7.5%)
Debt (6.5%)
Bank Notes (0.9%)
Bank of America
2.82%, due 05/16/2005	$1,014	$1,014
2.80%, due 06/09/2005 (b)	253	253
2.77%, due 07/18/2005 (b)	1,014	1,014
Canadian Imperial Bank of Commerce 3.02%, due 11/04/2005 (b)	1,014	1,014
Credit Suisse First Boston Corp. 2.88%, due 09/09/2005 (b) 3.06%, due 03/10/2006 (b)	253 253	253 253
Euro Dollar Overnight (1.1%)
Bank of Montreal 2.94%, due 05/04/2005	760	760
BNP Paribas 2.80%, due 05/05/2005	1,049	1,049
Den Danske Bank 2.93%, due 05/02/2005 2.80%, due 05/06/2005	912 507	912 507

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

TA IDEX Transamerica Conservative High-Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Overnight (continued)
Dexia Group 2.80%, due 05/05/2005	$448	$448
Royal Bank of Canada 2.80%, due 05/04/2005	1,040	1,040
Svenska Handlesbanken 2.80%, due 05/06/2005	167	167
Euro Dollar Terms (2.6%)
Bank of Nova Scotia 2.88%, due 05/11/2005 3.01%, due 05/31/2005	507 1,417	507 1,417
Barclays 3.02%, due 06/27/2005	903	903
BNP Paribas 2.93%, due 06/07/2005	811	811
Branch Banker & Trust 2.94%, due 06/06/2005	217	217
Calyon 2.93%, due 06/03/2005	837	837
Citigroup 2.87%, due 06/06/2005	1,052	1,052
Credit Suisse First Boston Corp. 2.91%, due 05/16/2005	1,038	1,038
HSBC Banking/Holdings PLC 3.01%, due 06/23/2005	507	507
Royal Bank of Scotland 2.94%, due 06/07/2005 2.95%, due 06/10/2005	985 547	985 547
Societe Generale 2.80%, due 05/03/2005	969	969
Toronto Dominion Bank 2.75%, due 05/09/2005 3.01%, due 06/24/2005	760 281	760 281
UBS AG 2.81%, due 05/03/2005	507	507

	Principal	Value
Promissory Notes (0.7%)
Goldman Sachs Group, Inc.
2.99%, due 06/27/2005	$1,064	$1,064
3.01%, due 07/27/2005	1,774	1,774
Repurchase Agreements (1.2%) (g)
Goldman Sachs Group, Inc. 3.04% Repurchase Agreement dated 04/29/2005 to be repurchased at $2,281 on 05/02/2005	2,281	2,281
Merrill Lynch & Co., Inc. 3.04% Repurchase Agreement dated 04/29/2005 to be repurchased at $2,737 on 05/02/2005	2,737	2,737
	Shares	Value
Investment Companies (1.0%)
Money Market Funds (1.0%)
American Beacon Funds 1-day yield of 2.84%	402,502	$403
BGI Institutional Money Market Fund 1-day yield of 2.93%	2,383,443	2,383
Merrill Lynch Premier Institutional Fund 1-day yield of 2.65%	536,350	536
Merrimac Cash Fund, Premium Class 1-day yield of 2.74% (h)	980,976	981
Total Security Lending Collateral (cost: $32,181)		32,181
Total Investment Securities (cost: $446,533)		$448,081
SUMMARY:
Investments, at value	103.9%	$448,081
Liabilities in excess of other assets	(3.9)%	(16,763)
Net assets	100.0%	$431,318

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  At April 30, 2005, all or a portion of this security is on loan (see Note 1). The value at April 30, 2005, of all securities on loan is $31,435.

(b)  Floating or variable rate note. Rate is listed as of April 30, 2005.

(c)  Securities are currently in default on interest payments.

(d)  Value is less than $1.

(e)  Securities are stepbonds. Crystal US Holdings LLC/Crystal US Sub 3 Corp.–144A has a coupon rate of 0.00% until 4/01/2010, thereafter a coupon rate 10.00%.

(f)  No dividends were paid during the preceding twelve months.

(g)  Cash collateral for the Repurchase Agreements, valued at $5,105, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–8.875% and 06/15/2005–03/15/2035, respectively.

(h)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

(i)  Securities valued as determined in good faith in accordance with procedures established by the Fund's Board of Trustees.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities aggregated $76,812 or 17.8% of the net assets of the Fund.

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

TA IDEX Transamerica Conservative High-Yield Bond

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $446,533) (including securities loaned of $31,435)	$448,081
Cash	12,065
Receivables:
Shares of beneficial interest sold	47
Interest	8,327
Other	23
468,543
Liabilities:
Investment securities purchased	4,500
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	146
Management and advisory fees	213
Transfer agent fees	35
Distribution and service fees	147
Payable for collateral for securities on loan	32,181
Other	3
37,225
Net Assets	$431,318
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$438,927
Undistributed net investment income (loss)	646
Accumulated net realized gain (loss) from investment securities	(9,796)
Net unrealized appreciation (depreciation) on investment securities	1,541
Net Assets	$431,318
Net Assets by Class:
Class A	$330,520
Class B	41,493
Class C	19,670
Class I	39,635
Shares Outstanding:
Class A	36,558
Class B	4,592
Class C	2,179
Class I	4,359
Net Asset Value Per Share:
Class A	$9.04
Class B	9.03
Class C	9.03
Class I	9.09
Maximum Offering Price Per Share (a):
Class A	$9.49

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$13,343
Dividends	80
Income from loaned securities–net	36
13,459
Expenses:
Management and advisory fees	1,240
Transfer agent fees:
Class A	31
Class B	25
Class C	15
Class I	2
Printing and shareholder reports	4
Custody fees	30
Administration fees	38
Legal fees	10
Audit fees	14
Trustees fees	10
Registration fees:
Class A	16
Class B	5
Class C	10
Distribution and service fees:
Class A	568
Class B	232
Class C	114
Total expenses	2,364
Net Investment Income (Loss)	11,095
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	2,910
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(18,258)
Net Gain (Loss) on Investments	(15,348)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,253)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

TA IDEX Transamerica Conservative High-Yield Bond

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2005 (unaudited)	October 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$11,095	$19,795
Net realized gain (loss) from investment securities	2,910	1,691
Net unrealized appreciation (depreciation) on investment securities	(18,258)	8,022
	(4,253)	29,508
Distributions to Shareholders:
From net investment income:
Class A	(9,007)	(15,855)
Class B	(1,126)	(2,484)
Class C	(550)	(692)
Class C2	–	(457)
Class M	–	(230)
Class I	(610)	–
	(11,293)	(19,718)
Capital Share Transactions:
Proceeds from shares sold:
Class A	29,449	123,099
Class B	1,742	11,418
Class C	1,707	6,907
Class C2	–	3,491
Class M	–	1,288
Class I	40,302	–
	73,200	146,203
Dividends and distributions reinvested:
Class A	8,787	15,278
Class B	637	1,364
Class C	308	328
Class C2	–	139
Class M	–	167
Class I	610	–
	10,342	17,276
Cost of shares redeemed:
Class A	(5,016)	(30,327)
Class B	(8,720)	(16,380)
Class C	(6,966)	(6,611)
Class C2	–	(10,227)
Class M	–	(2,569)
	(20,702)	(66,114)
Class level exchanges:
Class C	–	15,462
Class C2	–	(10,695)
Class M	–	(4,767)
	–	–
	62,840	97,365
Net increase (decrease) in net assets	47,294	107,155
Net Assets:
Beginning of period	384,024	276,869
End of period	$431,318	$384,024
Undistributed Net Investment Income (Loss)	$643	$844

	April 30, 2005 (unaudited)	October 31, 2004
Share Activity:
Shares issued:
Class A	3,149	13,311
Class B	187	1,243
Class C	183	756
Class C2	–	377
Class M	–	141
Class I	4,293	–
	7,812	15,828
Shares issued–reinvested from distributions:
Class A	946	1,673
Class B	68	149
Class C	34	36
Class C2	–	15
Class M	–	18
Class I	66	–
	1,114	1,891
Shares redeemed:
Class A	(540)	(3,306)
Class B	(940)	(1,790)
Class C	(748)	(722)
Class C2	–	(1,118)
Class M	–	(280)
	(2,228)	(7,216)
Class level exchanges:
Class C	–	1,714
Class C2	–	(1,199)
Class M	–	(515)
	–	–
Net increase (decrease) in shares outstanding:
Class A	3,555	11,678
Class B	(685)	(398)
Class C	(531)	1,784
Class C2	–	(1,925)
Class M	–	(636)
Class I	4,359	–
	6,698	10,503

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

TA IDEX Transamerica Conservative High-Yield Bond

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2005)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$9.37	$0.25	$(0.32)	$(0.07)	$(0.26)	$–	$(0.26)	$9.04
	10/31/2004	9.08	0.52	0.29	0.81	(0.52)	–	(0.52)	9.37
	10/31/2003	7.93	0.57	1.16	1.73	(0.58)	–	(0.58)	9.08
	10/31/2002	9.26	0.57	(1.31)	(0.74)	(0.59)	–	(0.59)	7.93
	10/31/2001	9.24	0.72	0.01	0.73	(0.71)	–	(0.71)	9.26
	10/31/2000	9.67	0.69	(0.37)	0.32	(0.69)	(0.06)	(0.75)	9.24
Class B	4/30/2005	9.37	0.22	(0.34)	(0.12)	(0.22)	–	(0.22)	9.03
	10/31/2004	9.08	0.46	0.29	0.75	(0.46)	–	(0.46)	9.37
	10/31/2003	7.93	0.51	1.17	1.68	(0.53)	–	(0.53)	9.08
	10/31/2002	9.26	0.52	(1.32)	(0.80)	(0.53)	–	(0.53)	7.93
	10/31/2001	9.24	0.57	0.10	0.67	(0.65)	–	(0.65)	9.26
	10/31/2000	9.67	0.63	(0.37)	0.26	(0.63)	(0.06)	(0.69)	9.24
Class C	4/30/2005	9.36	0.21	(0.32)	(0.11)	(0.22)	–	(0.22)	9.03
	10/31/2004	9.08	0.46	0.28	0.74	(0.46)	–	(0.46)	9.36
	10/31/2003	8.08	0.51	1.02	1.53	(0.53)	–	(0.53)	9.08
Class I	4/30/2005	9.39	0.26	(0.33)	(0.07)	(0.23)	–	(0.23)	9.09

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	(0.82)%	$330,520	1.03%	1.03%	5.46%	22%
	10/31/2004	9.23	309,223	1.08	1.08	5.67	49
	10/31/2003	22.74	193,708	1.22	1.22	6.57	46
	10/31/2002	(8.48)	60,332	1.35	1.35	6.61	64
	10/31/2001	8.12	50,755	1.41	1.41	7.35	16
	10/31/2000	3.37	49,259	1.36	1.36	7.34	11
Class B	4/30/2005	(1.29)	41,493	1.78	1.78	4.70	22
	10/31/2004	8.52	49,422	1.72	1.72	5.05	49
	10/31/2003	21.94	51,511	1.87	1.87	5.92	46
	10/31/2002	(9.03)	31,336	2.00	2.00	5.96	64
	10/31/2001	7.45	35,471	2.06	2.06	6.70	16
	10/31/2000	2.74	13,808	2.01	2.01	6.69	11
Class C	4/30/2005	(1.19)	19,670	1.87	1.87	4.60	22
	10/31/2004	8.41	25,379	1.78	1.78	4.95	49
	10/31/2003	19.52	8,403	1.87	1.87	5.92	46
Class I	4/30/2005	(0.75)	39,635	0.66	0.66	5.89	22

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

TA IDEX Transamerica Conservative High-Yield Bond

FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on average number of shares outstanding for the period ended 10/31/2001, 10/31/2002, 10/31/2003, 10/31/2004 and 4/30/2005.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  The inception date for the Fund's offering of share classes are as follows:

Class C – November 11, 2002
Class I – November 8, 2004

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

TA IDEX Transamerica Conservative High-Yield Bond

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX Transamerica Conservative High-Yield Bond ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on June 14, 1985.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers four classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. On June 15, 2004, Class C2 shares merged into Class C. On September 24, 2004, Class M shares merged into Class C. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

The Fund values its investment securities at fair value based upon procedures approved by the Board of Trustees on days when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially effect the value of investments.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $19 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

TA IDEX Transamerica Conservative High-Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the

Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Account maintenance fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder's account.

No fee will be charged under the following conditions:

•  accounts opened within the preceding 24 months

•  accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•  accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•  accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•  UTMA/UGMA accounts

•  Fiduciary accounts

•  B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the six months ended April 30, 2005, this fee totaled $2. These fees are included in Paid in Capital in the Statement of Assets and Liabilities.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

For the six months ended April 30, 2005, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

TA IDEX Transamerica Conservative High-Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

AEGON USA Investment Management, Inc. is both the sub-adviser to the Fund and an affiliate of the Fund.

The following schedule represents the percentage of fund assets owned by affiliated mutual funds (i.e. through the Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (f/k/a AEGON/Transamerica Series Fund, Inc.) asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$64,878	15.04%
TA IDEX Asset Allocation– Moderate Growth Portfolio	94,217	21.84%
TA IDEX Asset Allocation– Moderate Portfolio	136,405	31.63%
Asset Allocation–Moderate Growth Portfolio	25,432	5.90%
Asset Allocation–Moderate Portfolio	14,187	3.29%
Total	$335,119	77.70%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

From November 1, 2004 to December 31, 2004:

0.60% of ANA

From January 1, 2005 on:

0.60% of the first $400 million of ANA
0.575% of the next $350 million of ANA
0.55% of ANA over $750 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit for Class A, B and C:

1.25% Expense Limit
0.80% Expense Limit–Class I

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2005, the underwriter commissions were as follows:

Received by Underwriter	$126
Retained by Underwriter	12
Contingent Deferred Sales Charge	140

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS $89 for the six months ended April 30, 2005.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2005, the value of invested plan amount was $23. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2005, are included in the accompanying Statement of Assets and Liabilities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

TA IDEX Transamerica Conservative High-Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$141,714
U.S. Government	5,471
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	86,365
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$354	October 31, 2008
1,519	October 31, 2009
5,464	October 31, 2010
5,283	October 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$446,620
Unrealized Appreciation	$10,652
Unrealized (Depreciation)	(9,191)
Net Unrealized Appreciation (Depreciation)	$1,461

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

TA IDEX Transamerica Conservative High-Yield Bond

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between TA IDEX Transamerica Conservative High-Yield Bond (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and AEGON USA Investment Management, LLC (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by TFAI's management capabilities demonstrated with respect to the Fund and other funds managed by TFAI, TFAI's management oversight process, and the professional qualifications and experience of the SubAdviser's portfolio management team. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Fund. The Board concluded, based on information provided by Lipper Analytics, that the Fund's investment performance was acceptable, although the Board noted that the Fund had underperformed comparable investment companies as represented by Lipper Analytics. As a consequence, the Board decided to carefully monitor the Fund's investment performance, and requested that Sub-Advisory personnel attend an upcoming meeting to review the Fund's performance with the Board. However, on the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Fund, the estimated profitability of TFAI's relationships with the Fund and TA IDEX, and the estimated profitability of the Sub-Adviser's relationship with the Fund, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Fund were consistent with or lower than industry averages.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Trustees concluded that inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefit investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Fund assets increases. The Board also concluded that the advisory fees appropriately reflect the Fund's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Fund. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that neither TFAI nor the Sub-Adviser realizes "soft dollar" benefits from its relationship with the Fund.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund which, as demonstrated in the past with the Fund, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

TA IDEX Transamerica Conservative High-Yield Bond

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:  Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX Transamerica Conservative High-Yield Bond

Proposal 2:  Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
33,794,977.816	88,955.949	4,960,512.003

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

TA IDEX Transamerica Conservative High-Yield Bond

Proposal 3:  Approval of changes to the fundamental investment restrictions of TA IDEX Transamerica Conservative High-Yield Bond.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	33,899,482.053	126,813.715	4,818,150.000
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	33,882,111.294	144,184.474	4,818,150.000
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	33,898,276.053	128,019.715	4,818,150.000
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	33,899,482.053	126,813.715	4,818,150.000
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	33,898,686.180	127,609.588	4,818,150.000
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	33,896,482.699	129,813.069	4,818,150.000
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	33,899,482.053	126,813.715	4,818,150.000
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	33,886,233.734	140,062.034	4,818,150.000
I. Pledging, Mortgaging and Hypothecating	For	Against	Abstentions/Broker-Non-Votes
	33,894,792.891	131,502.877	4,818,150.000
J. Investments in Investment Companies	For	Against	Abstentions/Broker-Non-Votes
	33,892,531.880	133,763.888	4,818,150.000
K. Margin Activities and Short Selling	For	Against	Abstentions/Broker-Non-Votes
	33,879,244.729	147,051.039	4,818,150.000
L. Investments – Trustee/Officer Invested	For	Against	Abstentions/Broker-Non-Votes
	33,897,913.874	128,381.894	4,818,150.000
M. Investments in Mineral Leases	For	Against	Abstentions/Broker-Non-Votes
	33,888,616.564	137,679.204	4,818,150.000
N. Investments in Bank Deposits	For	Against	Abstentions/Broker-Non-Votes
	33,896,408.170	129,887.598	4,818,150.000

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

TA IDEX Transamerica Convertible Securities

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2004 and held for the entire period until April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$999.10	1.16%	$5.75
Hypothetical (b)	1,000.00	1,019.04	1.16	5.81
Class B
Actual	1,000.00	993.50	2.05	10.13
Hypothetical (b)	1,000.00	1,014.63	2.05	10.24
Class C
Actual	1,000.00	993.30	2.30	11.37
Hypothetical (b)	1,000.00	1,013.39	2.30	11.48

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
CONVERTIBLE BONDS (86.5%)
Business Services (1.9%)
Danaher Corp. Zero Coupon, due 01/22/2021 (a)	$5,500	$4,139
Chemicals & Allied Products (1.5%)
RPM International, Inc. 1.39%, due 05/13/2033 (b)	6,000	3,105
Commercial Banks (7.2%)
Bank of America Corp. 0.25%, due 04/30/2014	4,000	5,295
Euronet Worldwide, Inc.–144A 1.63%, due 12/15/2024	4,000	4,245
Wells Fargo & Co. 0.25%, due 04/29/2014	5,000	5,803
Communication (3.4%)
American Tower Corp. 3.00%, due 08/15/2012 (a)	3,750	3,839
XM Satellite Radio, Inc.–144A 1.75%, due 12/01/2009 (a)	4,000	3,380
Computer & Data Processing Services (8.1%)
Openwave Systems, Inc. 2.75%, due 09/09/2008	4,500	4,376
Overstock.com, Inc. 3.75%, due 12/01/2011	4,300	3,531
RealNetworks, Inc. Zero Coupon, due 07/01/2010	4,800	4,674
Terremark Worldwide, Inc. 9.00%, due 06/15/2009	5,000	4,600
Computer & Office Equipment (1.7%)
Scientific Games Corp.–144A 0.75%, due 12/01/2024	4,000	3,680
Electronic Components & Accessories (2.6%)
Cypress Semiconductor Corp. 1.25%, due 06/15/2008 (a)	2,650	2,726
Pixelworks, Inc. 1.75%, due 05/15/2024	4,000	2,850
Entertainment (1.5%)
International Game Technology Zero Coupon, due 01/29/2033	4,900	3,136
Hotels & Other Lodging Places (5.3%)
Host Marriott, LP–144A 3.25%, due 04/15/2024	2,000	2,155
Kerzner International, Ltd. 2.38%, due 04/15/2024	4,100	4,402
Starwood Hotels & Resorts Worldwide, Inc. 3.50%, due 05/16/2023 (a)	4,000	4,630
Manufacturing Industries (6.4%)
K2, Inc. 5.00%, due 06/15/2010	3,425	4,200

	Principal	Value
Manufacturing Industries (continued)
Shuffle Master, Inc. 1.25%, due 04/15/2024	$4,850	$5,080
Tyco International Group SA, Series B, 3.13%, due 01/15/2023	3,000	4,403
Mortgage Bankers & Brokers (2.6%)
MSFT Exchangeable Trust–144A Zero Coupon, due 02/25/2031	2,750	2,970
Virgin River Casino Corp.–144A Zero Coupon, due 01/15/2013 (c)	4,000	2,560
Motion Pictures (4.5%)
Liberty Media Corp. 3.25%, due 03/15/2031 (a)	4,550	3,663
Lions Gate Entertainment Corp. 4.88%, due 12/15/2010 2.94%, due 10/15/2024	1,000 3,750	1,885 3,947
Oil & Gas Extraction (4.6%)
Halliburton Co. 3.13%, due 07/15/2023	4,750	5,938
Quicksilver Resources, Inc.–144A 1.88%, due 11/01/2024	3,000	3,904
Personal Credit Institutions (2.8%)
American Express Co. 1.85%, due 12/01/2033 (a)(d)	5,800	5,952
Pharmaceuticals (3.3%)
Abgenix, Inc.–144A 1.75%, due 12/15/2011	1,100	880
Medarex, Inc.–144A 2.25%, due 05/15/2011	5,085	4,176
Teva Pharmaceutical Finance II LLC, Series B 0.25%, due 02/01/2024	1,900	1,907
Primary Metal Industries (1.6%)
Inco, Ltd. Zero Coupon, due 03/29/2021	3,500	3,325
Radio, Television & Computer Stores (2.0%)
Guitar Center, Inc. 4.00%, due 07/15/2013	2,800	4,151
Research & Testing Services (1.1%)
Amylin Pharmaceuticals, Inc. 2.25%, due 06/30/2008 (a)	1,100	994
deCODE genetics, Inc. 3.50%, due 04/15/2011	1,650	1,310
Residential Building Construction (0.4%)
Walter Industries, Inc. 3.75%, due 05/01/2024 (a)	460	941

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Retail Trade (1.4%)
Dick's Sporting Goods, Inc. 1.61%, due 02/18/2024 (a)(e)	$4,400	$2,893
Security & Commodity Brokers (10.6%)
Blackrock, Inc.–144A 2.63%, due 02/15/2035	4,750	4,679
Morgan Stanley Group, Inc.–144A 0.25%, due 07/30/2014	5,300	5,177
SG Structured Products, Inc. 0.25%, due 02/13/2012	6,500	5,739
Svensk Exportkredit AB 0.25%, due 01/31/2015	7,000	7,000
Telecommunications (7.7%)
Millicom International Cellular Exchangeable Note Trust–144A 10.75%, due 11/20/2008	3,650	4,989
Nextel Partners, Inc. 1.50%, due 11/15/2008	4,000	7,455
NII Holdings, Inc. 2.88%, due 02/01/2034 (a)	3,500	3,911
Water Transportation (4.3%)
Carnival Corp. 1.13%, due 04/29/2033 (f)	5,000	3,663
OMI Corp. 2.88%, due 12/01/2024 (a)	850	778
Royal Caribbean Cruises, Ltd. Zero Coupon, due 02/02/2021 Zero Coupon, due 05/18/2021	4,000 4,000	2,000 2,660
Total Convertible Bonds (cost: $183,902)		183,696
	Shares	Value
CONVERTIBLE PREFERRED STOCKS (10.9%)
Chemicals & Allied Products (3.1%)
Celanese Corp.	155,000	$3,507
Huntsman Corp.	32,000	1,495
Terra Industries, Inc.–144A (g)	1,950	1,627
Electric Services (1.8%)
Aquila, Inc.	120,000	3,825
Gas Production & Distribution (0.7%)
Southern Union Co. (a)	27,660	1,387
Insurance (2.4%)
Fortis Insurance NV–144A	5,000	5,073
Metal Mining (1.0%)
Freeport-McMoRan Copper & Gold, Inc. (a)	2,500	2,228
Oil & Gas Extraction (1.9%)
Chesapeake Energy Corp.	20,000	2,595
Chesapeake Energy Corp.	1,150	1,480
Total Convertible Preferred Stocks (cost: $23,683)		23,217

	Principal	Value
SECURITY LENDING COLLATERAL (11.5%)
Debt (10.0%)
Bank Notes (1.4%)
Bank of America
2.82%, due 05/16/2005	$771	$771
2.80%, due 06/09/2005 (h)	193	193
2.77%, due 07/18/2005 (h)	771	771
Canadian Imperial Bank of Commerce 3.02%, due 11/04/2005 (h)	771	771
Credit Suisse First Boston Corp. 2.88%, due 09/09/2005 (h) 3.06%, due 03/10/2006 (h)	193 193	193 193
Euro Dollar Overnight (1.7%)
Bank of Montreal 2.94%, due 05/04/2005	578	578
BNP Paribas 2.80%, due 05/05/2005	798	798
Den Danske Bank 2.93%, due 05/02/2005 2.80%, due 05/06/2005	694 386	694 386
Dexia Group 2.80%, due 05/05/2005	340	340
Royal Bank of Canada 2.80%, due 05/04/2005	791	791
Svenska Handlesbanken 2.80%, due 05/06/2005	127	127
Euro Dollar Terms (4.1%)
Bank of Nova Scotia 2.88%, due 05/11/2005 3.01%, due 05/31/2005	386 1,078	386 1,078
Barclays 3.02%, due 06/27/2005	687	687
BNP Paribas 2.93%, due 06/07/2005	617	617
Branch Banker & Trust 2.94%, due 06/06/2005	165	165
Calyon 2.93%, due 06/03/2005	637	637
Citigroup 2.87%, due 06/06/2005	800	800
Credit Suisse First Boston Corp. 2.91%, due 05/16/2005	790	790
HSBC Banking/Holdings PLC 3.01%, due 06/23/2005	386	386
Royal Bank of Scotland 2.94%, due 06/07/2005 2.95%, due 06/10/2005	749 416	749 416

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Societe Generale
2.80%, due 05/03/2005	$737	$737
Toronto Dominion Bank 2.75%, due 05/09/2005 3.01%, due 06/24/2005	578 214	578 214
UBS AG 2.81%, due 05/03/2005	386	386
Promissory Notes (1.0%)
Goldman Sachs Group, Inc. 2.99%, due 06/27/2005 3.01%, due 07/27/2005	810 1,349	810 1,349
Repurchase Agreements (1.8%) (i)
Goldman Sachs Group, Inc. (The) 3.04%, Repurchase Agreement dated 04/29/2005 to be repurchased at $1,735 on 05/02/2005	1,735	1,735
Merrill Lynch & Co., Inc. 3.04%, Repurchase Agreement dated 04/29/2005 to be repurchased at $2,083 on 05/02/2005	2,082	2,082

	Shares	Value
Investment Companies (1.5%)
Money Market Funds (1.5%)
American Beacon Funds 1-day yield of 2.84%	306,194	$306
BGI Institutional Money Market Fund 1-day yield of 2.93%	1,813,145	1,813
Merrill Lynch Premier Institutional Fund 1-day yield of 2.65%	408,015	408
Merrimac Cash Fund, Premium Class 1-day yield of 2.74% (j)	746,254	746
Total Security Lending Collateral (cost: $24,481)		24,481
Total Investment Securities (cost: $232,066)		$231,394
SUMMARY:
Investments, at value	108.9%	$231,394
Liabilities in excess of other assets	(8.9)%	(18,924)
Net assets	100.0%	$212,470

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  At April 30, 2005, all or a portion of this security is on loan (see Note 1). The value at April 30, 2005, of all securities on loan is $23,927.

(b)  Securities are stepbonds. RPM International, Inc. has a coupon rate of 1.39% until 05/13/2008, thereafter the coupon rate will be 0.00%.

(c)  Securities are stepbonds. Virgin River Casino Corp. has a coupon rate of 0.00% until 01/15/2009, thereafter the coupon rate will be 12.75%.

(d)  Securities are stepbonds. American Express Co. has a coupon rate of 1.85% until 12/01/2006, thereafter the coupon rate will be 0.00%.

(e)  Securities are stepbonds. Dick's Sporting Goods, Inc. has a coupon rate of 1.61% until 02/18/2009, thereafter the coupon rate will be 0.00%.

(f)  Securities are stepbonds. Carnival Corp. has a coupon rate of 1.13% until 04/29/2008, thereafter the coupon rate will be 0.00%.

(g)  No dividends were paid during the preceding twelve months.

(h)  Floating or variable rate note. Rate is listed as of April 30, 2005.

(i)  Cash collateral for the Repurchase Agreements, valued at $3,883, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–8.875% and 06/15/2005–03/15/2035, respectively.

(j)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities aggregated $49,495 or 23.3% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX Transamerica Convertible Securities

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $232,066) (including securities loaned of $23,927)	$231,394
Cash	4,495
Receivables:
Shares of beneficial interest sold	11
Interest	1,220
Dividends	107
Other	6
237,233
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	41
Management and advisory fees	139
Distribution and service fees	69
Transfer agent fees	4
Payable for collateral for securities on loan	24,481
Other	29
24,763
Net Assets	$212,470
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$209,844
Undistributed net investment income (loss)	255
Undistributed net realized gain (loss) from investment securities	3,043
Net unrealized appreciation (depreciation) on investment securities	(672)
Net Assets	$212,470
Net Assets by Class:
Class A	$201,382
Class B	6,354
Class C	4,734
Shares Outstanding:
Class A	18,841
Class B	595
Class C	445
Net Asset Value Per Share:
Class A	$10.69
Class B	10.67
Class C	10.63
Maximum Offering Price Per Share (a):
Class A	$11.22

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$2,229
Dividends	625
Income from loaned securities–net	77
2,931
Expenses:
Management and advisory fees	817
Transfer agent fees:
Class A	4
Class B	5
Class C	2
Custody fees	16
Administration fees	20
Legal fees	6
Audit fees	6
Trustees fees	6
Registration fees:
Class A	14
Class B	4
Class C	11
Other	1
Distribution and service fees:
Class A	365
Class B	33
Class C	26
Total expenses	1,336
Net Investment Income (Loss)	1,595
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	3,079
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(6,001)
Net Gain (Loss) on Investments	(2,922)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,327)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX Transamerica Convertible Securities

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2005 (unaudited)	October 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$1,595	$3,504
Net realized gain (loss) from investment securities	3,079	16,278
Net unrealized appreciation (depreciation) on investment securities	(6,001)	(6,610)
	(1,327)	13,172
Distributions to Shareholders:
From net investment income:
Class A	(1,406)	(3,482)
Class B	(20)	(85)
Class C	(18)	(70)
Class C2	–	(11)
Class M	–	(6)
	(1,444)	(3,654)
From net realized gains:
Class A	(4,356)	(13,842)
Class B	(142)	(501)
Class C	(113)	(412)
Class C2	–	(92)
Class M	–	(37)
	(4,611)	(14,884)
Capital Share Transactions:
Proceeds from shares sold:
Class A	27,870	1,441
Class B	651	1,806
Class C	338	915
Class C2	–	572
Class M	–	174
	28,859	4,908
Dividends and distributions reinvested:
Class A	5,738	17,303
Class B	121	422
Class C	107	362
Class C2	–	62
Class M	–	43
	5,966	18,192
Cost of shares redeemed:
Class A	(13,239)	(1,053)
Class B	(603)	(2,085)
Class C	(763)	(2,547)
Class C2	–	(632)
Class M	–	(208)
	(14,605)	(6,525)
Class level exchanges:
Class C	–	1,631
Class C2	–	(1,164)
Class M	–	(467)
	–	–

	April 30, 2005 (unaudited)	October 31, 2004
Automatic conversions:
Class A	$–	$61
Class B	–	(61)
	–	–
	20,220	16,575
Net increase (decrease) in net assets	12,838	11,209
Net Assets:
Beginning of period	199,632	188,423
End of period	$212,470	$199,632
Undistributed Net Investment Income (Loss)	$255	$104
Share Activity:
Shares issued:
Class A	2,427	125
Class B	58	158
Class C	29	82
Class C2	–	49
Class M	–	15
	2,514	429
Shares issued–reinvested from distributions:
Class A	496	1,576
Class B	10	38
Class C	9	33
Class C2	–	6
Class M	–	4
	515	1,657
Shares redeemed:
Class A	(1,170)	(93)
Class B	(53)	(184)
Class C	(68)	(236)
Class C2	–	(55)
Class M	–	(18)
	(1,291)	(586)
Class level exchanges:
Class C	–	150
Class C2	–	(107)
Class M	–	(43)
	–	–
Automatic conversions:
Class A	–	7
Class B	–	(7)
	–	–
Net increase (decrease) in shares outstanding:
Class A	1,753	1,615
Class B	15	5
Class C	(30)	29
Class C2	–	(107)
Class M	–	(42)
	1,738	1,500

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX Transamerica Convertible Securities

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2005)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$11.00	$0.08	$(0.07)	$0.01	$(0.07)	$(0.25)	$(0.32)	$10.69
	10/31/2004	11.32	0.21	0.56	0.77	(0.22)	(0.87)	(1.09)	11.00
	10/31/2003	9.39	0.24	1.92	2.16	(0.23)	–	(0.23)	11.32
	10/31/2002	10.00	0.14	(0.67)	(0.53)	(0.08)	–	(0.08)	9.39
Class B	4/30/2005	11.00	0.03	(0.08)	(0.05)	(0.03)	(0.25)	(0.28)	10.67
	10/31/2004	11.31	0.14	0.57	0.71	(0.15)	(0.87)	(1.02)	11.00
	10/31/2003	9.38	0.17	1.93	2.10	(0.17)	–	(0.17)	11.31
	10/31/2002	10.00	0.11	(0.68)	(0.57)	(0.05)	–	(0.05)	9.38
Class C	4/30/2005	10.97	0.02	(0.07)	(0.05)	(0.04)	(0.25)	(0.29)	10.63
	10/31/2004	11.31	0.11	0.57	0.68	(0.15)	(0.87)	(1.02)	10.97
	10/31/2003	9.36	0.17	1.95	2.12	(0.17)	–	(0.17)	11.31

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	(0.09)%	$201,382	1.16%	1.16%	1.50%	39%
	10/31/2004	7.06	188,049	1.20	1.20	1.83	157
	10/31/2003	23.49	175,175	1.33	1.33	2.27	119
	10/31/2002	(5.42)	10,205	1.73	3.85	2.59	170
Class B	4/30/2005	(0.65)	6,354	2.05	2.05	0.61	39
	10/31/2004	6.52	6,379	1.79	1.79	1.24	157
	10/31/2003	22.58	6,508	1.98	1.98	1.62	119
	10/31/2002	(5.68)	1,138	2.38	4.50	1.94	170
Class C	4/30/2005	(0.67)	4,734	2.30	2.30	0.36	39
	10/31/2004	6.33	5,204	2.05	2.05	0.98	157
	10/31/2003	22.84	5,048	1.98	1.98	1.62	119

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX Transamerica Convertible Securities ("the Fund") commenced operations on March 1, 2002. The inception date for the Fund's offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX Transamerica Convertible Securities

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX Transamerica Convertible Securities ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on March 1, 2002.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers three classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. On June 15, 2004, Class C2 shares merged into Class C. On September 24, 2004, Class M shares merged into Class C. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $35 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX Transamerica Convertible Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Account maintenance fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder's account.

No fee will be charged under the following conditions:

•  accounts opened within the preceding 24 months

•  accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•  accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•  accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•  UTMA/UGMA accounts

•  Fiduciary accounts

•  B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the six months ended April 30, 2005, there were no account maintenance fees.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

For the six months ended April 30, 2005, the Fund received no redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

The following schedule represents the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation–Conservative Portfolio	$33,097	15.58%
TA IDEX Asset Allocation–Moderate Growth Portfolio	77,892	36.66%
TA IDEX Asset Allocation–Moderate Portfolio	80,355	37.82%
Total	$191,344	90.06%

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX Transamerica Convertible Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

From November 1, 2004 to December 31, 2004

0.75% of ANA

From January 1, 2005 on:

0.75% of the first $250 million of ANA
0.70% of ANA over $250 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.35% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at April 30, 2005.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2005, the underwriter commissions were as follows:

Received by Underwriter	$57
Retained by Underwriter	1
Contingent Deferred Sales Charge	10

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS $14 for the six months ended April 30, 2005.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2005, the value of invested plan amount was $6. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2005, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$94,866
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	82,930
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX Transamerica Convertible Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 4.–(continued)

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$232,101
Unrealized Appreciation	$10,764
Unrealized (Depreciation)	(11,471)
Net Unrealized Appreciation (Depreciation)	$(707)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

11

TA IDEX Transamerica Convertible Securities

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between TA IDEX Transamerica Convertible Securities (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Transamerica Investment Management, LLC (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by TFAI's management capabilities demonstrated with respect to the Fund and other funds managed by TFAI, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Fund. The Board concluded, based in particular on information provided by Lipper Analytics, that the Fund's investment performance was competitive relative to comparable funds over trailing one- and two-year periods and to the Fund's benchmark index over the past year. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Fund, the estimated profitability of TFAI's relationships with the Fund and TA IDEX, and the estimated profitability of the Sub-Adviser's relationship with the Fund, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Fund were consistent with industry averages.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Trustees concluded that inclusion of an asset-based breakpoint in the Fund's advisory fee schedule appropriately benefit investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Fund assets increases. The Board also concluded that the advisory fees appropriately reflect the Fund's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Fund. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser engaged in "soft-dollar" arrangements consistent with applicable law and "best execution" requirements.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund which, as demonstrated in the past with the Fund, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

12

TA IDEX Transamerica Convertible Securities

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:  Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX Transamerica Convertible Securities

Proposal 2:  Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
17,118,820.904	11,885.440	830,550.716

Proposal 3:  Approval of changes to the fundamental investment restrictions of TA IDEX Transamerica Convertible Securities.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	17,134,162.103	7,553.957	819,541.000
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	17,134,162.103	7,553.957	819,541.000
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	17,134,162.103	7,553.957	819,541.000
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	17,134,162.103	7,553.957	819,541.000
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	17,134,162.103	7,553.957	819,541.000
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	17,134,162.103	7,553.957	819,541.000
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	17,134,162.103	7,553.957	819,541.000
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	17,134,162.103	7,553.957	819,541.000

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

13

TA IDEX Transamerica Equity

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2004 and held for the entire period until April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,027.20	1.38%	$6.94
Hypothetical (b)	1,000.00	1,017.95	1.38	6.90
Class B
Actual	1,000.00	1,022.20	2.18	10.93
Hypothetical (b)	1,000.00	1,013.98	2.18	10.89
Class C
Actual	1,000.00	1,021.10	2.18	10.92
Hypothetical (b)	1,000.00	1,013.98	2.18	10.89

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX Transamerica Equity

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.8%)
Business Services (10.4%)
eBay, Inc. (a)	210,000	$6,663
First Data Corp.	350,000	13,310
Moody's Corp. (b)	125,000	10,267
Chemicals & Allied Products (3.8%)
Praxair, Inc.	235,000	11,005
Communication (6.6%)
Liberty Media International, Inc.–Class A (a)	260,000	10,782
XM Satellite Radio Holdings, Inc.–Class A (a)(b)	310,000	8,599
Communications Equipment (5.6%)
QUALCOMM, Inc.	465,000	16,224
Computer & Data Processing Services (7.7%)
Intuit, Inc. (a)(b)	225,000	9,068
Microsoft Corp.	525,000	13,283
Computer & Office Equipment (5.3%)
Lexmark International, Inc. (a)	110,000	7,640
Sandisk Corp. (a)	335,000	7,940
Cosmetics/Personal Care (3.8%)
Gillette Co. (The)	215,000	11,103
Drug Stores & Proprietary Stores (4.0%)
Walgreen Co.	270,000	11,626
Entertainment (3.2%)
International Game Technology	350,000	9,412
Hotels & Other Lodging Places (5.7%)
Marriott International, Inc.–Class A	135,000	8,471
MGM Mirage, Inc. (a)	115,000	8,028
Insurance (5.7%)
WellPoint, Inc. (a)	130,000	16,608
Management Services (3.4%)
Paychex, Inc.	320,000	9,792
Medical Instruments & Supplies (4.0%)
Zimmer Holdings, Inc. (a)	145,000	11,806
Personal Services (3.0%)
Weight Watchers International, Inc. (a)(b)	210,000	8,768
Pharmaceuticals (9.8%)
Allergan, Inc.	165,000	11,614
Genentech, Inc. (a)	240,000	17,026
Retail Trade (3.7%)
Staples, Inc.	570,000	10,870

	Shares	Value
Security & Commodity Brokers (3.0%)
Chicago Mercantile Exchange	45,000	$8,798
Transportation & Public Utilities (3.2%)
Expeditors International of Washington, Inc. (b)	190,000	9,331
Trucking & Warehousing (4.5%)
United Parcel Service, Inc.–Class B	185,000	13,192
Variety Stores (3.4%)
Wal-Mart Stores, Inc.	210,000	9,899
Total Common Stocks (cost: $264,672)		291,125
	Principal	Value
SECURITY LENDING COLLATERAL (10.8%)
Debt (9.3%)
Bank Notes (1.3%)
Bank of America
2.82%, due 05/16/2005	$987	$987
2.80%, due 06/09/2005 (c)	247	247
2.77%, due 07/18/2005 (c)	987	987
Canadian Imperial Bank of Commerce 3.02%, due 11/04/2005 (c)	987	987
Credit Suisse First Boston Corp. 2.88%, due 09/09/2005 (c) 3.06%, due 03/10/2006 (c)	247 247	247 247
Euro Dollar Overnight (1.6%)
Bank of Montreal 2.94%, due 05/04/2005	740	740
BNP Paribas 2.80%, due 05/05/2005	1,021	1,021
Den Danske Bank 2.93%, due 05/02/2005 2.80%, due 05/06/2005	888 493	888 493
Dexia Group 2.80%, due 05/05/2005	435	435
Royal Bank of Canada 2.80%, due 05/04/2005	1,012	1,012
Svenska Handlesbanken 2.80%, due 05/06/2005	163	163
Euro Dollar Terms (3.8%)
Bank of Nova Scotia 2.88%, due 05/11/2005 3.01%, due 05/31/2005	493 1,379	493 1,379
Barclays 3.02%, due 06/27/2005	879	879
BNP Paribas 2.93%, due 06/07/2005	790	790

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX Transamerica Equity

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Branch Banker & Trust 2.94%, due 06/06/2005	$211	$211
Calyon 2.93%, due 06/03/2005	815	815
Citigroup 2.87%, due 06/06/2005	1,024	1,024
Credit Suisse First Boston Corp. 2.91%, due 05/16/2005	1,010	1,010
HSBC Banking/Holdings PLC 3.01%, due 06/23/2005	493	493
Royal Bank of Scotland 2.94%, due 06/07/2005 2.95%, due 06/10/2005	958 532	958 532
Societe Generale 2.80%, due 05/03/2005	944	944
Toronto Dominion Bank 2.75%, due 05/09/2005 3.01%, due 06/24/2005	740 274	740 274
UBS AG 2.81%, due 05/03/2005	493	493
Promissory Notes (0.9%)
Goldman Sachs Group, Inc. 2.99%, due 06/27/2005 3.01%, due 07/27/2005	1,036 1,726	1,036 1,726

	Principal	Value
Repurchase Agreements (1.7%) (d)
Goldman Sachs Group, Inc. (The) 3.04% Repurchase Agreement dated 04/29/2005 to be repurchased at $2,221 on 05/02/2005	$2,220	$2,220
Merrill Lynch & Co., Inc. 3.04% Repurchase Agreement dated 04/29/2005 to be repurchased at $2,664 on 05/02/2005	2,664	2,664
	Shares	Value
Investment Companies (1.5%)
Money Market Funds (1.5%)
American Beacon Funds 1-day yield of 2.84%	391,784	$392
BGI Institutional Money Market Fund 1-day yield of 2.93%	2,319,974	2,320
Merrill Lynch Premier Institutional Fund 1-day yield of 2.65%	522,067	522
Merrimac Cash Fund, Premium Class 1-day yield of 2.74% (e)	954,854	955
Total Security Lending Collateral (cost: $31,324)		31,324
Total Investment Securities (cost: $295,996)		$322,449
SUMMARY:
Investments, at value	110.6%	$322,449
Liabilities in excess of other assets	(10.6)%	(30,807)
Net assets	100.0%	$291,642

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At April 30, 2005, all or a portion of this security is on loan (see Note 1). The value at April 30, 2005, of all securities on loan is $30,456.

(c)  Floating or variable rate note. Rate is listed as of April 30, 2005.

(d)  Cash collateral for the Repurchase Agreements, valued at $4,969, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–8.875% and 06/15/2005–03/15/2035, respectively.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX Transamerica Equity

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $295,996) (including securities loaned of $30,456)	$322,449
Cash	1,217
Receivables:
Shares of beneficial interest sold	24
Interest	9
Dividends	77
Other	24
323,800
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	194
Management and advisory fees	157
Distribution and service fees	121
Transfer agent fees	138
Dividends to shareholders	1
Payable for collateral for securities on loan	31,324
Other	223
32,158
Net Assets	$291,642
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$387,433
Accumulated net investment income (loss)	(13)
Accumulated net realized gain (loss) from investment securities	(122,224)
Net unrealized appreciation (depreciation) on investment securities	26,446
Net Assets	$291,642
Net Assets by Class:
Class A	$223,827
Class B	45,812
Class C	22,003
Shares Outstanding:
Class A	29,778
Class B	6,339
Class C	3,042
Net Asset Value Per Share:
Class A	$7.52
Class B	7.23
Class C	7.23
Maximum Offering Price Per Share (a):
Class A	$7.96

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$41
Dividends	2,229
Income from loaned securities–net	15
2,285
Expenses:
Management and advisory fees	1,086
Transfer agent fees:
Class A	172
Class B	148
Class C	51
Printing and shareholder reports	113
Custody fees	17
Administration fees	27
Legal fees	7
Trustees fees	5
Registration fees:
Class A	6
Class C	11
Distribution and service fees:
Class A	381
Class B	243
Class C	113
Total expenses	2,380
Less:
Reimbursement of class expenses:
Class B	(74)
Class C	(27)
Net expenses	2,279
Net Investment Income (Loss)	6
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	2,736
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	2,070
Net Gain (Loss) on Investments	4,806
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,812

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX Transamerica Equity

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2005 (unaudited)	October 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$6	$(1,454)
Net realized gain (loss) from investment securities	2,736	13,061
Net unrealized appreciation (depreciation) on investment securities	2,070	(5,046)
	4,812	6,561
Distributions to Shareholders:
From net realized gains:
Class A	(3,512)	–
Class B	(861)	–
Class C	(391)	–
	(4,764)	–
Capital Share Transactions:
Proceeds from shares sold:
Class A	53,708	60,100
Class B	2,533	3,345
Class C	2,516	4,567
Class C2	–	281
Class M	–	197
	58,757	68,490
Proceeds from fund acquisition:
Class A	–	62,968
Class B	–	45,759
Class C	–	899
Class C2	–	6,690
Class M	–	8,963
	–	125,279
Dividends and distributions reinvested:
Class A	3,494	–
Class B	840	–
Class C	363	–
	4,697	–
Cost of shares redeemed:
Class A	(10,127)	(9,235)
Class B	(5,533)	(5,696)
Class C	(2,787)	(1,786)
Class C2	–	(302)
Class M	–	(741)
	(18,447)	(17,760)
Class level exchanges:
Class C	–	16,496
Class C2	–	(7,469)
Class M	–	(9,027)
	–	–
Automatic conversions:
Class A	276	327
Class B	(276)	(327)
	–	–
	45,007	176,009
Net increase (decrease) in net assets	45,055	182,570

	April 30, 2005 (unaudited)	October 31, 2004
Net Assets:
Beginning of period	$246,587	$64,017
End of period	$291,642	$246,587
Accumulated Net Investment Income (Loss)	$(13)	$(19)
Share Activity:
Shares issued:
Class A	6,838	8,273
Class B	337	475
Class C	334	650
Class C2	–	40
Class M	–	28
	7,509	9,466
Shares issued on fund acquisition:
Class A	–	8,474
Class B	–	6,356
Class C	–	125
Class C2	–	929
Class M	–	1,238
	–	17,122
Shares issued–reinvested from distributions:
Class A	433	–
Class B	108	–
Class C	47	–
	588	–
Shares redeemed:
Class A	(1,298)	(1,268)
Class B	(737)	(809)
Class C	(370)	(254)
Class C2	–	(43)
Class M	–	(105)
	(2,405)	(2,479)
Class level exchanges:
Class C	–	2,295
Class C2	–	(1,035)
Class M	–	(1,254)
	–	6
Automatic conversions:
Class A	36	34
Class B	(36)	(46)
	–	(12)
Net increase (decrease) in shares outstanding:
Class A	6,009	15,513
Class B	(328)	5,976
Class C	11	2,816
Class C2	–	(109)
Class M	–	(93)
	5,692	24,103

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX Transamerica Equity

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2005)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$7.44	$0.01	$0.20	$0.21	$–	$(0.13)	$(0.13)	$7.52
	10/31/2004	6.86	(0.07)	0.65	0.58	–	–	–	7.44
	10/31/2003	5.52	(0.05)	1.39	1.34	–	–	–	6.86
	10/31/2002	6.38	(0.07)	(0.79)	(0.86)	–	–	–	5.52
	10/31/2001	10.16	(0.10)	(3.68)	(3.78)	–	–	–	6.38
	10/31/2000	10.00	(0.02)	0.18	0.16	–	–	–	10.16
Class B	4/30/2005	7.19	(0.02)	0.19	0.17	–	(0.13)	(0.13)	7.23
	10/31/2004	6.68	(0.11)	0.62	0.51	–	–	–	7.19
	10/31/2003	5.40	(0.09)	1.37	1.28	–	–	–	6.68
	10/31/2002	6.29	(0.12)	(0.77)	(0.89)	–	–	–	5.40
	10/31/2001	10.12	(0.16)	(3.67)	(3.83)	–	–	–	6.29
	10/31/2000	10.00	(0.06)	0.18	0.12	–	–	–	10.12
Class C	4/30/2005	7.20	(0.02)	0.18	0.16	–	(0.13)	(0.13)	7.23
	10/31/2004	6.68	(0.11)	0.63	0.52	–	–	–	7.20
	10/31/2003	5.30	(0.09)	1.47	1.38	–	–	–	6.68

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	2.72%	$223,827	1.38%	1.38%	0.17%	12%
	10/31/2004	8.45	176,851	1.50	1.50	(0.90)	97
	10/31/2003	24.28	56,618	1.56	1.56	(0.87)	55
	10/31/2002	(13.50)	25,127	1.74	2.32	(1.19)	19
	10/31/2001	(37.20)	2,750	1.55	2.75	(1.15)	42
	10/31/2000	1.60	3,053	1.55	6.10	(1.18)	13
Class B	4/30/2005	2.22	45,812	2.18	2.49	(0.50)	12
	10/31/2004	7.68	47,928	2.20	2.72	(1.62)	97
	10/31/2003	23.70	4,613	2.21	2.21	(1.52)	55
	10/31/2002	(14.22)	2,732	2.39	2.98	(1.84)	19
	10/31/2001	(37.78)	3,070	2.20	3.40	(1.80)	42
	10/31/2000	1.17	2,840	2.20	6.75	(1.83)	13
Class C	4/30/2005	2.11	22,003	2.18	2.41	(0.52)	12
	10/31/2004	7.78	21,808	2.20	2.55	(1.63)	97
	10/31/2003	26.04	1,435	2.21	2.21	(1.52)	55

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on average number of shares outstanding for the years ended 10/31/2001, 10/31/2002, 10/31/2003, 10/31/2004 and the period ended 4/30/2005

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX Transamerica Equity ("the Fund") commenced operations on March 1, 2000. The inception date for the Fund's offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX Transamerica Equity

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX Transamerica Equity ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on March 1, 2000.

On May 28, 2004, the Fund acquired all of the net assets of TA IDEX Alger Aggressive Growth pursuant to a plan of reorganization. TA IDEX Transamerica Equity is the accounting survivor. The acquisition was accomplished by a tax free exchange of 17,122 shares of the Fund for 6,508 shares of TA IDEX Alger Aggressive Growth outstanding on May 27, 2004. TA IDEX Alger Aggressive Growth's net assets at that date, $125,279, including $17,570 unrealized appreciation, were combined with those of the Fund. The aggregate net assets of TA IDEX Transamerica Equity immediately before the acquisition was $86,465, the combined net assets of the Fund immediately after the acquisition was $211,744. Proceeds in connection with the acquisition were as follows:

	Shares	Amount
Proceeds in connection with the acquisition
Class A	8,474	$62,968
Class B	6,356	45,759
Class C	125	899
Class C2	929	6,690
Class M	1,238	8,963
		$125,279

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers three classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. On June 15, 2004, Class C2 shares merged into Class C. On September 24, 2004, Class M shares merged into Class C. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX Transamerica Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2005, of $19 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $7 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Account maintenance fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder's account.

No fee will be charged under the following conditions:

•  accounts opened within the preceding 24 months

•  accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•  accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•  accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•  UTMA/UGMA accounts

•  Fiduciary accounts

•  B-share accounts whose shares have started to convert to
A-shares accounts (as long as combined value of both accounts is at least $1)

For the six months ended April 30, 2005, this fee totaled $17. These fees are included in Paid in Capital in the Statement of Assets and Liabilities.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX Transamerica Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

For the six months ended April 30, 2005, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

The following schedule represents the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$7,973	2.73%
TA IDEX Asset Allocation– Growth Portfolio	57,066	19.57%
TA IDEX Asset Allocation– Moderate Growth Portfolio	63,942	21.92%
TA IDEX Asset Allocation– Moderate Portfolio	30,626	10.50%
Total	$159,607	54.72%

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

From November 1, 2004 to December 31, 2004:

  0.775% of the first $500 million of ANA
0.70% of ANA over $500 million

From January 1, 2005 on:

  0.75% of the first $500 million of ANA
0.70% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

From November 1, 2004 to December 31, 2004:

  1.20% Expense Limit

From January 1, 2005 on:

  1.175% Expense Limit

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2005, the underwriter commissions were as follows:

Received by Underwriter	$248
Retained by Underwriter	11
Contingent Deferred Sales Charge	44

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

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Semi-Annual Report 2005

9

TA IDEX Transamerica Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS $400 for the six months ended April 30, 2005.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2005, the value of invested plan amount was $24. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2005, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$69,597
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	34,002
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$74,003	October 31, 2008
48,961	October 31, 2009
1,153	October 31, 2010
92	October 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$296,472
Unrealized Appreciation	$36,125
Unrealized (Depreciation)	(10,148)
Net Unrealized Appreciation (Depreciation)	$25,977

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX Transamerica Equity

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between TA IDEX Transamerica Equity (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Transamerica Investment Management, LLC (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment SubAdvisory Agreements enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by TFAI's management capabilities demonstrated with respect to the Fund and other funds managed by TFAI, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Fund's competitive investment performance. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the SubAdviser's obligations will remain the same in all respects.

The investment performance of the Fund. The Board concluded, based in particular on information provided by Lipper Analytics, that the Fund's investment performance was competitive relative to comparable funds over trailing one-, two- and three-year periods and to the Fund's benchmark index over the past year. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of consistently generating a level of long-term investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Fund, the estimated profitability of TFAI's relationships with the Fund and TA IDEX, and the estimated profitability of the Sub-Adviser's relationship with the Fund, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Fund were consistent with industry averages, and that the Fund's advisory fees had been lowered in the recent past, which will likely lower overall expenses for the benefit of shareholders.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Trustees concluded that inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefited investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Fund assets increases. The Board also concluded that the advisory fees appropriately reflect the Fund's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Fund. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage transactions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's portfolio brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund which, as demonstrated in the past with the Fund, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

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11

TA IDEX Transamerica Equity

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:   Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX Transamerica Equity

Proposal 2:   Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
25,266,525.685	154,206.111	3,801,473.640

Proposal 3:   Approval of changes to the fundamental investment restrictions of TA IDEX Transamerica Equity.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	25,415,764.730	159,020.706	3,647.420.000
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	25,404,164.283	170,621.153	3,647.420.000
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	25,415,764.730	159,020.706	3,647.420.000
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	25,418,693.833	156,091.603	3,647.420.000
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	25,413,835.411	160,950.025	3,647.420.000
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	25,391,632.060	183,153.376	3,647.420.000
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	25,415,371.872	159,413.564	3,647.420.000
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	25,405,719.046	169,066.390	3,647.420.000
K. Margin Activities and Short Selling	For	Against	Abstentions/Broker-Non-Votes
	25,399,405.749	175,379.687	3,647.420.000

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

12

TA IDEX Transamerica Flexible Income

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2004 and held for the entire period until
April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$995.00	1.25%	$6.18
Hypothetical (b)	1,000.00	1,018.60	1.25	6.26
Class B
Actual	1,000.00	992.20	1.95	9.63
Hypothetical (b)	1,000.00	1,015.12	1.95	9.74
Class C
Actual	1,000.00	991.20	2.12	10.47
Hypothetical (b)	1,000.00	1,014.28	2.12	10.59
Class I
Actual	1,000.00	996.60	0.85	4.02
Hypothetical (b)	1,000.00	1,019.67	0.85	4.07

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At April 30, 2005

This chart shows the percentage breakdown by asset type of the Fund's total investment securities.

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1

TA IDEX Transamerica Flexible Income

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (18.2%)
U.S. Treasury Bond 5.38%, due 02/15/2031 (a)	$10,000	$11,294
U.S. Treasury Note 2.50%, due 10/31/2006	12,800	12,606
3.38%, due 10/15/2009	17,400	17,051
3.50%, due 02/15/2010	5,000	4,917
4.00%, due 02/15/2015 (a)	5,000	4,919
Total U.S. Government Obligations (cost: $50,619)		50,787
FOREIGN GOVERNMENT OBLIGATIONS (0.4%)
Ainsworth Lumber Co., Ltd., Senior Note (b) 6.84%, due 10/01/2010	1,000	1,015
Total Foreign Government Obligations (cost: $1,010)		1,015
MORTGAGE-BACKED SECURITIES (0.4%)
Gazprom International SA–144A 7.20%, due 02/01/2020	1,000	1,040
Total Mortgage-Backed Securities (cost: $1,000)		1,040
CORPORATE DEBT SECURITIES (64.4%)
Aerospace (1.0%)
Bombardier, Inc.–144A 6.75%, due 05/01/2012 (a)	3,000	2,700
Agriculture (0.8%)
Dole Food Co., Inc. 8.63%, due 05/01/2009	1,200	1,263
Michael Foods, Inc. 8.00%, due 11/15/2013	1,000	1,025
Amusement & Recreation Services (1.8%)
Boyd Gaming Corp. 6.75%, due 04/15/2014	2,500	2,462
Speedway Motorsports, Inc. 6.75%, due 06/01/2013	500	503
Station Casinos, Inc. 6.88%, due 03/01/2016	2,000	2,020
Beverages (1.4%)
Cia Brasileira de Bebidas 8.75%, due 09/15/2013	750	859
PepsiAmericas, Inc. 3.88%, due 09/12/2007	3,000	2,981
Business Credit Institutions (1.5%)
ChevronTexaco Capital Co. 3.50%, due 09/17/2007	1,035	1,023
Ford Motor Credit Co. 7.00%, due 10/01/2013 (a)	2,500	2,250

	Principal	Value
Business Credit Institutions (continued)
Pemex Finance, Ltd. 9.03%, due 02/15/2011	$850	$967
Chemicals & Allied Products (0.9%)
Lubrizol Corp. 5.50%, due 10/01/2014	2,500	2,542
Commercial Banks (3.1%)
Citizens Banking Corp. 5.75%, due 02/01/2013	75	78
Compass Bank, Subordinated Note 5.50%, due 04/01/2020	3,000	3,087
Royal Bank of Scotland Group PLC 7.65%, due 08/29/2049 (b)	2,000	2,481
US Bank NA 3.75%, due 02/06/2009	3,000	2,941
Communication (0.4%)
Echostar DBS Corp. 6.38%, due 10/01/2011	1,000	987
Communications Equipment (0.5%)
Motorola, Inc. 4.61%, due 11/16/2007	1,250	1,259
Department Stores (1.9%)
JC Penney Co., Inc. 6.88%, due 10/15/2015	2,000	2,065
May Department Stores Co. (The) 8.50%, due 06/01/2019	2,500	3,128
Electric Services (4.3%)
AES Gener SA 7.50%, due 03/25/2014	2,000	1,969
DPL, Inc. 8.25%, due 03/01/2007	2,000	2,120
Duke Energy Corp. 4.20%, due 10/01/2008	3,000	2,985
FPL Group Capital, Inc. 4.09%, due 02/16/2007	2,000	1,997
Reliant Energy, Inc. 6.75%, due 12/15/2014	1,000	885
Southwestern Public Service Co., Series B 5.13%, due 11/01/2006	500	508
Texas Utilities Corp. 6.38%, due 06/15/2006	1,625	1,662
Electric, Gas & Sanitary Services (0.0%)
Public Service Co. of Colorado, Series A 6.88%, due 07/15/2009	100	109

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Finance (0.4%)
American Real Estate Partners, LP 8.13%, due 06/01/2012	$1,000	$1,010
Food & Kindred Products (1.8%)
Burns Philp Capital Property, Ltd./Burns Philp Capital US, Inc. 9.75%, due 07/15/2012	2,000	2,180
ConAgra Foods, Inc. 9.75%, due 03/01/2021	1,900	2,762
Food Stores (0.7%)
Stater Brothers Holdings, Inc. 8.13%, due 06/15/2012	2,000	1,860
Furniture & Fixtures (1.5%)
Lear Corp. 7.96%, due 05/15/2005	4,067	4,072
Gas Production & Distribution (0.9%)
Dynegy Holdings, Inc.–144A 9.88%, due 07/15/2010	1,000	1,010
Pacific Energy Partners, LP / Pacific Energy Finance Corp. 7.13%, due 06/15/2014	1,500	1,564
Holding & Other Investment Offices (2.6%)
EOP Operating, LP 8.38%, due 03/15/2006	2,150	2,232
Hutchison Whampoa International, Ltd.–144A 5.45%, due 11/24/2010	475	486
Noble Group, Ltd., Senior Note–144A 6.63%, due 03/17/2015	2,000	1,783
Raytheon Co. 3.50%, due 05/15/2006	5,500	2,827
Hotels & Other Lodging Places (4.4%)
Circus Circus Enterprises, Inc. 7.63%, due 07/15/2013	2,000	2,065
Host Marriott, LP 7.13%, due 11/01/2013	2,000	2,025
Intrawest Corp. 7.50%, due 10/15/2013	2,000	1,990
Starwood Hotels & Resorts, Inc. 6.75%, due 11/15/2005	4,335	4,346
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.–144A 6.63%, due 12/01/2014	2,000	1,870
Industrial Machinery & Equipment (0.7%)
Case New Holland, Inc.–144A 9.25%, due 08/01/2011	2,000	2,040

	Principal	Value
Insurance (1.5%)
First American Capital Trust I 8.50%, due 04/15/2012	$125	$141
TGT Pipeline LLC–144A 5.50%, due 02/01/2017	2,800	2,858
Wellpoint Health Networks, Inc. 6.38%, due 06/15/2006	1,185	1,215
Lumber & Wood Products (0.6%)
Weyerhaeuser Co. 7.38%, due 03/15/2032	1,500	1,631
Manufacturing Industries (0.2%)
Bombardier Recreational Products, Inc. 8.38%, due 12/15/2013	500	522
Metal Mining (1.2%)
Barrick Gold Finance, Inc. 7.50%, due 05/01/2007	2,000	2,122
Phelps Dodge Corp. 9.50%, due 06/01/2031	847	1,286
Mortgage Bankers & Brokers (2.1%)
Countrywide Home Loans, Inc. 5.50%, due 08/01/2006	2,500	2,544
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., Senior Subordinated Note 9.63%, due 06/15/2014	1,300	1,433
Innophos Investments Holdings, Inc.–144A 10.77%, due 02/15/2015 (b)	1,000	965
Virgin River Casino Corp.–144A 9.00%, due 01/15/2012	1,000	1,035
Motion Pictures (1.3%)
Time Warner, Inc. 7.63%, due 04/15/2031	3,000	3,656
Oil & Gas Extraction (3.7%)
Chesapeake Energy Corp. 6.88%, due 01/15/2016	2,000	1,990
Chesapeake Energy Corp.–144A 6.38%, due 06/15/2015	1,000	980
El Paso CGP Co. 7.63%, due 09/01/2008	2,000	1,985
Evergreen Resources, Inc. 5.88%, due 03/15/2012	2,900	2,901
Husky Oil, Ltd. 8.90%, due 08/15/2028 (c)	1,420	1,584
Nexen, Inc. 5.88%, due 03/10/2035	810	781

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Paper & Allied Products (0.7%)
Domtar, Inc. 7.88%, due 10/15/2011	$1,875	$2,016
Personal Credit Institutions (0.4%)
Capital One Bank Corp. 8.25%, due 06/15/2005	1,246	1,253
Petroleum Refining (3.4%)
Amerada Hess Corp. 7.13%, due 03/15/2033	3,000	3,374
Enterprise Products Operating, LP, Series B 5.60%, due 10/15/2014	1,500	1,509
Premcor Refining Group (The), Inc. 9.25%, due 02/01/2010	2,500	2,756
Valero Energy Corp. 7.50%, due 04/15/2032	1,500	1,772
Primary Metal Industries (2.5%)
Alcoa, Inc. 4.25%, due 08/15/2007	2,750	2,754
Noranda, Inc. 6.00%, due 10/15/2015	2,000	2,026
Novelis, Inc.–144A 7.25%, due 02/15/2015	1,000	967
Phelps Dodge Corp. 8.75%, due 06/01/2011	1,000	1,201
Printing & Publishing (2.2%)
News America Holdings, Inc. 7.75%, due 12/01/2045	2,700	3,225
Viacom, Inc. 7.75%, due 06/01/2005	3,000	3,009
Radio & Television Broadcasting (2.0%)
Chancellor Media Corp. 8.00%, due 11/01/2008	3,275	3,538
Grupo Televisa SA, Senior Note–144A 6.63%, due 03/18/2025	2,000	1,960
Residential Building Construction (0.8%)
Ryland Group, Inc. 9.75%, due 09/01/2010	2,000	2,137
Restaurants (1.8%)
Brinker International, Inc. 5.75%, due 06/01/2014	3,000	3,151
Landry's Restaurants, Inc.–144A 7.50%, due 12/15/2014	2,000	1,860
Yum! Brands, Inc. 7.70%, due 07/01/2012	85	100

	Principal	Value
Savings Institutions (0.7%)
Washington Mutual Bank NA 5.13%, due 01/15/2015	$2,000	$1,991
Security & Commodity Brokers (1.6%)
American Real Estate Partners, LP/American Real Estate Finance Corp.–144A 7.13%, due 02/15/2013	1,000	967
E*Trade Financial Corp. 8.00%, due 06/15/2011	1,500	1,537
Goldman Sachs Group, Inc. 6.35%, due 02/15/2034	1,975	2,068
Stone, Clay & Glass Products (0.3%)
Owens-Brockway Glass Container–144A 6.75%, due 12/01/2014	1,000	975
Telecommunications (4.2%)
America Movil SA de CV 5.50%, due 03/01/2014	3,000	2,924
Cincinnati Bell, Inc. 8.38%, due 01/15/2014 (a)	725	691
MCI, Inc. 5.91%, due 05/01/2007	1,500	1,523
Mountain States Telephone & Telegraph 7.38%, due 05/01/2030	1,000	860
Northwestern Bell Telephone 7.75%, due 05/01/2030	1,235	1,093
Qwest Corp.–144A 7.88%, due 09/01/2011	1,000	1,015
Rogers Wireless Communications, Inc. 6.14%, due 12/15/2010 (b)	1,000	1,028
Sprint Capital Corp. 7.13%, due 01/30/2006	2,500	2,554
Transportation & Public Utilities (0.4%)
Plains All American Pipeline Co. 5.63%, due 12/15/2013	1,100	1,137
Water Transportation (0.8%)
Royal Caribbean Cruises, Ltd. 8.75%, due 02/02/2011	2,000	2,240
Wholesale Trade Nondurable Goods (1.4%)
Domino's, Inc. 8.25%, due 07/01/2011	1,750	1,829
Unilever Capital Corp. 6.88%, due 11/01/2005	2,000	2,033
Total Corporate Debt Securities (cost: $183,863)		179,680

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (2.5%)
Aerospace (0.3%)
Armor Holdings, Inc. 2.00%, due 11/01/2024 (d)	$1,000	$902
Communications Equipment (0.3%)
Inmarsat Finance PLC 0.00%, due 11/15/2012 (e)	1,000	740
Computer & Data Processing Services (0.3%)
Overstock.com, Inc. 3.75%, due 12/01/2011 (a)	1,000	821
Computer & Office Equipment (0.3%)
Scientific Games Corp.–144A 0.75%, due 12/01/2024	1,000	920
Electronic Components & Accessories (0.5%)
Pixelworks, Inc. 1.75%, due 05/15/2024	2,000	1,425
Entertainment (0.5%)
International Game Technology Zero Coupon, due 01/29/2033	2,000	1,280
Retail Trade (0.3%)
Dick's Sporting Goods, Inc.–144A 1.61%, due 02/18/2024 (f)	1,500	986
Total Convertible Bonds (cost: $8,494)		7,074
	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.1%)
Business Credit Institutions (0.1%)
Sovereign Capital Trust II (g)	9,500	$422
Total Convertible Preferred Stocks (cost: $475)		422
PREFERRED STOCKS (2.3%)
Holding & Other Investment Offices (1.0%)
Host Marriott Corp. REIT	100,000	2,710
Saul Centers, Inc.	1,850	47
Telecommunications (1.3%)
Centaur Funding Corp.–144A (g)	2,750	3,711
Total Preferred Stocks (cost: $6,411)		6,468
COMMON STOCKS (0.0%)
Telecommunications (0.0%)
Versatel Telecom International NV Warrants, Expires 5/15/2008 (g)	75	– (h)
Total Common Stocks (cost: $1)		–

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (2.9%)
U.S. Treasury Bill
2.74%, due 06/30/2005	$8,000	$7,963
Total Short-Term U.S. Government Obligations (cost: $7,963)		7,963
SECURITY LENDING COLLATERAL (8.2%)
Debt (7.1%)
Bank Notes (1.0%)
Bank of America 2.82%, due 05/16/2005 722 722 2.80%, due 06/09/2005 (b) 181 181 2.77%, due 07/18/2005 (b)	723	723
Canadian Imperial Bank of Commerce 3.02%, due 11/04/2005 (b)	723	723
Credit Suisse First Boston Corp. 2.88%, due 09/09/2005 (b) 181 181 3.06%, due 03/10/2006 (b)	181	181
Euro Dollar Overnight (1.2%)
Bank of Montreal 2.94%, due 05/04/2005	542	542
BNP Paribas 2.80%, due 05/05/2005	748	748
Den Danske Bank 2.93%, due 05/02/2005 650 650 2.80%, due 05/06/2005	361	361
Dexia Group 2.80%, due 05/05/2005	319	319
Royal Bank of Canada 2.80%, due 05/04/2005	741	741
Svenska Handlesbanken 2.80%, due 05/06/2005	119	119
Euro Dollar Terms (2.9%)
Bank of Nova Scotia 2.88%, due 05/11/2005 361 361 3.01%, due 05/31/2005	1,010	1,010
Barclays 3.02%, due 06/27/2005	644	644
BNP Paribas 2.93%, due 06/07/2005	578	578
Branch Banker & Trust 2.94%, due 06/06/2005	154	154
Calyon 2.93%, due 06/03/2005	597	597
Citigroup 2.87%, due 06/06/2005	750	750
Credit Suisse First Boston Corp. 2.91%, due 05/16/2005	740	740

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)

(unaudited)

Principal	Value

	Shares	Value
Investment Companies (1.1%)
Money Market Funds (1.1%)
American Beacon Funds 1-day yield of 2.84%	286,921	$287
BGI Institutional Money Market Fund 1-day yield of 2.93%	1,699,020	1,699
Merrill Lynch Premier Institutional Fund 1-day yield of 2.65%	382,333	382
Merrimac Cash Fund, Premium Class 1-day yield of 2.74% (j)	699,282	699
Total Security Lending Collateral (cost: $22,940)		22,940
Total Investment Securities (cost: $282,776)		$277,389
SUMMARY:
Investments, at value	99.4%	$277,389
Other assets in excess of liabilities	0.6%	1,560
Net assets	100.0%	$278,949

Euro Dollar Terms (continued)
HSBC Banking/Holdings PLC 3.01%, due 06/23/2005	$361	$361
Royal Bank of Scotland 2.94%, due 06/07/2005 702 702 2.95%, due 06/10/2005	390	390
Societe Generale 2.80%, due 05/03/2005	691	691
Toronto Dominion Bank 2.75%, due 05/09/2005 542 542 3.01%, due 06/24/2005	201	201
UBS AG 2.81%, due 05/03/2005	361	361
Promissory Notes (0.7%)
Goldman Sachs Group, Inc. 2.99%, due 06/27/2005 759 759 3.01%, due 07/27/2005	1,264	1,264
Repurchase Agreements (1.3%) (i)
Goldman Sachs Group, Inc. (The) 3.04%, Repurchase Agreement dated 04/29/2005 to be repurchased at $1,626 on 05/02/2005	1,626	1,626
Merrill Lynch & Co., Inc. 3.04%, Repurchase Agreement dated 04/29/2005 to be repurchased at $1,951 on 05/02/2005	1,951	1,951

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  At April 30, 2005, all or a portion of this security is on loan (see Note 1). The value at April 30, 2005, of all securities on loan is $22,458.

(b)  Floating or variable rate note. Rate is listed as of April 30, 2005.

(c)  Husky Oil, Ltd. has a fixed coupon rate of 8.90% until 8/15/2008, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 550BP, if not called.

(d)  Securities are stepbonds. Armor Holding, Inc. has a coupon rate of 2.00% until 11/01/2011, thereafter the coupon rate will be 0.00%.

(e)  Securities are stepbonds. Inmarsat Finance PLC has a coupon rate of 0.00% until 11/15/2008, thereafter the coupon rate will be 10.38%.

(f)  Securities are stepbonds. Dick's Sporting Goods, Inc.–144A has a coupon rate of 1.61% until 02/18/2009, thereafter the coupon rate will be 0.00%.

(g)  No dividends were paid during the preceding twelve months.

(h)  Value is less than $1.

(i)  Cash collateral for the Repurchase Agreements, valued at $3,639, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–8.875% and 06/15/2005–03/15/2035, respectively.

(j)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities aggregated $30,128 or 10.8% of the net assets of the Fund.

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX Transamerica Flexible Income

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $282,776) (including securities loaned of $22,458)	$277,389
Cash	19,881
Receivables:
Investment securities sold	3,739
Shares of beneficial interest sold	604
Interest	3,719
Other	81
305,413
Liabilities:
Investment securities purchased	3,060
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	130
Management and advisory fees	165
Transfer agent fees	46
Distribution and service fees	82
Payable for collateral for securities on loan	22,940
Other	41
26,464
Net Assets	$278,949
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$283,609
Undistributed net investment income (loss)	417
Undistributed net realized gain (loss) from investment securities	314
Net unrealized appreciation (depreciation) on investment securities	(5,391)
Net Assets	$278,949
Net Assets by Class:
Class A	$131,561
Class B	38,204
Class C	15,431
Class I	93,753
Shares Outstanding:
Class A	13,931
Class B	4,044
Class C	1,637
Class I	9,886
Net Asset Value Per Share:
Class A	$9.44
Class B	9.45
Class C	9.43
Class I	9.48
Maximum Offering Price Per Share (a):
Class A	$9.91

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$6,176
Dividends	193
Income from loaned securities–net	44
6,413
Expenses:
Management and advisory fees	902
Transfer agent fees:
Class A	21
Class B	21
Class C	15
Class I	1
Printing and shareholder reports	24
Custody fees	11
Administration fees	21
Legal fees	4
Audit fees	6
Trustees fees	3
Registration fees:
Class A	8
Class B	3
Class C	10
Distribution and service fees:
Class A	193
Class B	209
Class C	87
Total expenses	1,539
Net Investment Income (Loss)	4,874
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	314
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(6,818)
Net Gain (Loss) on Investments	(6,504)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,630)

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2005

7

TA IDEX Transamerica Flexible Income

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2005 (unaudited)	October 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$4,874	$6,454
Net realized gain (loss) from investment securities	314	6,618
Net unrealized appreciation (depreciation) on investment securities	(6,818)	(4,963)
	(1,630)	8,109
Distributions to Shareholders:
From net investment income:
Class A	(2,215)	(3,599)
Class B	(685)	(1,963)
Class C	(287)	(364)
Class C2	–	(212)
Class M	–	(348)
Class I	(1,265)	–
	(4,452)	(6,486)
From net realized gains:
Class A	–	(5,266)
Class B	–	(3,484)
Class C	–	(374)
Class C2	–	(586)
Class M	–	(655)
	–	(10,365)
Capital Share Transactions:
Proceeds from shares sold:
Class A	56,179	7,550
Class B	911	4,072
Class C	802	1,036
Class C2	–	679
Class M	–	218
Class I	94,231	–
	152,123	13,555
Dividends and distributions reinvested:
Class A	2,151	8,515
Class B	547	4,363
Class C	233	537
Class C2	–	629
Class M	–	931
Class I	1,265	–
	4,196	14,975
Cost of shares redeemed:
Class A	(4,040)	(19,408)
Class B	(7,603)	(29,607)
Class C	(4,859)	(6,101)
Class C2	–	(7,240)
Class M	–	(4,561)
Class I	–	–
	(16,502)	(66,917)

	April 30, 2005 (unaudited)	October 31, 2004
Class level exchanges:
Class C	$–	$15,979
Class C2	–	(7,462)
Class M	–	(8,517)
	–	–
	139,817	(38,387)
Net increase (decrease) in net assets	133,735	(47,129)
Net Assets:
Beginning of period	145,214	192,343
End of period	$278,949	$145,214
Undistributed Net Investment Income (Loss)	$417	$(5)
Share Activity:
Shares issued:
Class A	5,842	761
Class B	94	411
Class C	83	107
Class C2	–	68
Class M	–	22
Class I	9,754	–
	15,773	1,369
Shares issued–reinvested from distributions:
Class A	224	889
Class B	57	455
Class C	24	56
Class C2	–	65
Class M	–	98
Class I	132	–
	437	1,563
Shares redeemed:
Class A	(421)	(1,972)
Class B	(791)	(2,995)
Class C	(506)	(622)
Class C2	–	(718)
Class M	–	(464)
	(1,718)	(6,771)
Class level exchanges:
Class C	–	1,693
Class C2	–	(806)
Class M	–	(887)
	–	–
Net increase (decrease) in shares outstanding:
Class A	5,645	(322)
Class B	(640)	(2,129)
Class C	(399)	1,234
Class C2	–	(1,391)
Class M	–	(1,231)
Class I	9,886	–
	14,492	(3,839)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX Transamerica Flexible Income

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2005)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$9.68	$0.21	$(0.26)	$(0.05)	$(0.19)	$–	$(0.19)	$9.44
	10/31/2004	10.21	0.41	0.11	0.52	(0.42)	(0.63)	(1.05)	9.68
	10/31/2003	9.94	0.36	0.27	0.63	(0.36)	–	(0.36)	10.21
	10/31/2002	9.99	0.40	0.02	0.42	(0.41)	(0.06)	(0.47)	9.94
	10/31/2001	9.26	0.47	0.71	1.18	(0.45)	–	(0.45)	9.99
	10/31/2000	9.46	0.57	(0.19)	0.38	(0.58)	–	(0.58)	9.26
Class B	4/30/2005	9.68	0.17	(0.24)	(0.07)	(0.16)	–	(0.16)	9.45
	10/31/2004	10.20	0.35	0.12	0.47	(0.36)	(0.63)	(0.99)	9.68
	10/31/2003	9.94	0.30	0.25	0.55	(0.29)	–	(0.29)	10.20
	10/31/2002	9.99	0.34	0.02	0.36	(0.35)	(0.06)	(0.41)	9.94
	10/31/2001	9.26	0.37	0.74	1.11	(0.38)	–	(0.38)	9.99
	10/31/2000	9.46	0.51	(0.19)	0.32	(0.52)	–	(0.52)	9.26
Class C	4/30/2005	9.67	0.16	(0.24)	(0.08)	(0.16)	–	(0.16)	9.43
	10/31/2004	10.20	0.36	0.10	0.46	(0.36)	(0.63)	(0.99)	9.67
	10/31/2003	9.98	0.29	0.22	0.51	(0.29)	–	(0.29)	10.20
Class I	4/30/2005	9.68	0.21	(0.24)	(0.03)	(0.17)	–	(0.17)	9.48

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	(0.50)%	$131,561	1.25%	1.25%	4.31%	16%
	10/31/2004	5.72	80,201	1.43	1.43	4.25	169
	10/31/2003	6.39	87,898	1.49	1.50	3.56	164
	10/31/2002	4.45	61,815	1.62	1.65	4.23	245
	10/31/2001	13.14	29,600	1.68	1.70	4.84	315
	10/31/2000	4.10	16,530	1.84	1.87	6.17	166
Class B	4/30/2005	(0.78)	38,204	1.95	1.95	3.61	16
	10/31/2004	5.13	45,338	2.03	2.03	3.61	169
	10/31/2003	5.59	69,502	2.14	2.15	2.91	164
	10/31/2002	3.83	67,220	2.27	2.30	3.58	245
	10/31/2001	12.28	40,435	2.33	2.35	4.19	315
	10/31/2000	3.46	14,008	2.49	2.51	5.52	166
Class C	4/30/2005	(0.88)	15,431	2.12	2.12	3.44	16
	10/31/2004	5.02	19,675	2.10	2.10	3.74	169
	10/31/2003	5.16	8,178	2.14	2.15	2.91	164
Class I	4/30/2005	(0.34)	93,753	0.85	0.85	4.71	16

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on average number of shares outstanding for the years ended 10/31/2001, 10/31/2002, 10/31/2003, 10/31/2004 and the period ended 4/30/2005.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before waivers and reimbursements by the investment adviser.

(g)  The inception date for the Fund's offering of share classes are as follows:

Class C – November 11, 2002
    Class I – November 8, 2004

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX Transamerica Flexible Income

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX Transamerica Flexible Income ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on June 29, 1987.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers four classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. On June 15, 2004, Class C2 shares merged into Class C. On September 24, 2004, Class M shares merged into Class C. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." If market quotations are not readily available, and the impact of such a significant market event materially effects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the

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Semi-Annual Report 2005

10

TA IDEX Transamerica Flexible Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $19 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from

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11

TA IDEX Transamerica Flexible Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

There were no open forward foreign currency contracts at April 30, 2005.

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

There were no open futures contracts at April 30, 2005.

Account maintenance fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder's account.

No fee will be charged under the following conditions:

•  accounts opened within the preceding 24 months

•  accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•  accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•  accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•  UTMA/UGMA accounts

•  Fiduciary accounts

•  B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the six months ended April 30, 2005, this fee totaled less than $1. These fees are included in Paid in Capital in the Statement of Assets and Liabilities.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

For the six months ended April 30, 2005, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (f/k/a/ AEGON/Transamerica Series Fund, Inc.) assets allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$21,660	7.76%
TA IDEX Asset Allocation– Moderate Growth Portfolio	39,555	14.18%
TA IDEX Asset Allocation– Moderate Portfolio	45,956	16.47%
Asset Allocation–Conservative Portfolio	47,936	17.18%
Asset Allocation– Moderate Growth Portfolio	28,982	10.39%
Asset Allocation–Moderate Portfolio	16,548	5.93%
Total	$200,637	71.91%

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Semi-Annual Report 2005

12

TA IDEX Transamerica Flexible Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $100 million of ANA
0.775% of the next $150 million of ANA
0.675% of ANA over $250 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.50% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at April 30, 2005.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	n/a

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2005, the underwriter commissions were as follows:

Received by Underwriter	$74
Retained by Underwriter	5
Contingent Deferred Sales Charge	68

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS $85 for the six months ended April 30, 2005.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2005, the value of invested plan amount was $13. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2005, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$84,570
U.S. Government	58,006
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	24,705
U.S. Government	8,290

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions and capital loss carryforwards.

Transamerica IDEX Mutual Funds

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13

TA IDEX Transamerica Flexible Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 4.–(continued)

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$282,787
Unrealized Appreciation	$1,964
Unrealized (Depreciation)	(7,362)
Net Unrealized Appreciation (Depreciation)	$(5,398)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

14

TA IDEX Transamerica Flexible Income

INVESTMENT ADVISORY AGREEMENT - REVIEW AND RENEWAL

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between TA IDEX Transamerica Flexible Income (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"). In approving the renewal of this agreement, the Board concluded that the Investment Advisory Agreement enables shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI is capable of providing high quality services to the Fund, as indicated by TFAI's management capabilities demonstrated with respect to the Fund and other funds managed by TFAI, and TFAI's management oversight process. The Board also concluded that TFAI would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's obligations will remain the same in all respects.

The investment performance of the Fund. The Board reviewed the Fund's investment performance since the Fund's sub-adviser, Transamerica Investment Management, LLC (the "Sub-Adviser") was appointed to manage the Fund pursuant to a vote of the Fund's shareholders on February 25, 2004. The Trustees concluded that the performance of the new Sub-Adviser was acceptable, although they would closely monitor the Fund's investment performance in light of the Fund's investment objective, policies and strategies and the Fund's historical below-average performance relative to certain comparable investment companies to verify that the Fund achieves an acceptable level of performance following the change of Sub-Adviser.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Fund, the estimated profitability of TFAI's relationships with the Fund and TA IDEX, and the recent reorganization of the Fund and the Fund's portfolio, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund and TFAI. In this regard, the Board noted that the Fund was recently reorganized, a new sub-adviser was appointed to manage the Fund's portfolio, and that such reorganization of the Fund and its portfolio may have increased the Fund's overall expense ratio on a short term basis.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Trustees concluded that inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefit investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Fund assets increases. The Board also concluded that the advisory fees appropriately reflect the Fund's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI in the future.

Benefits (such as soft dollars) to TFAI from its relationship with the Fund. The Board concluded that other benefits derived by TFAI from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund which, as demonstrated in the past with the Fund, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

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15

TA IDEX Transamerica Flexible Income

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:   Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX Transamerica Flexible Income

Proposal 2:   Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
10,484,614.246	64,789.250	4,255,809.074

Proposal 3:   Approval of changes to the fundamental investment restrictions of TA IDEX Transamerica Flexible Income.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	10,620,616.300	74,337.270	4,110,259.000
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	10,612,061.324	86,378.246	4,106,773.000
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	10,623,564.011	74,875.559	4,106,773.000
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	10,625,069.802	73,369.768	4,106,773.000
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	10,619,304.172	75,649.398	4,110,259.000
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	10,620,290.543	74,663.027	4,110,259.000
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	10,618,531.426	76,422.144	4,110,259.000
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	10,609,265.441	85,688.129	4,110,259.000

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16

TA IDEX Transamerica Growth Opportunities

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2004 and held for the entire period until April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$984.90	1.41%	$6.94
Hypothetical (b)	1,000.00	1,017.80	1.41	7.05
Class B
Actual	1,000.00	979.60	2.27	11.14
Hypothetical (b)	1,000.00	1,013.54	2.27	11.33
Class B
Actual	1,000.00	979.60	2.37	11.63
Hypothetical (b)	1,000.00	1,013.04	2.37	11.83

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.4%)
Apparel & Accessory Stores (0.1%)
Ross Stores, Inc.	9,600	$256
Automotive Dealers & Service Stations (0.3%)
O'Reilly Automotive, Inc. (a)(b)	17,500	898
Communication (4.1%)
Global Payments, Inc. (b)	197,000	12,758
Computer & Data Processing Services (19.5%)
GTECH Holdings Corp.	780,000	19,087
McAfee, Inc. (a)(b)	290,000	6,064
NAVTEQ Corp. (a)	170,000	6,191
RealNetworks, Inc. (a)(b)	3,243,950	19,983
SkillSoft PLC, ADR (a)	2,554,800	9,964
Computer & Office Equipment (4.8%)
CDW Corp. (b)	13,900	760
Sandisk Corp. (a)	550,000	13,035
Symbol Technologies, Inc.	11,300	151
Zebra Technologies Corp.–Class A (a)	25,425	1,214
Electronic & Other Electric Equipment (2.8%)
Gemstar–TV Guide International, Inc. (a)	2,320,000	8,932
Environmental Services (0.2%)
Stericycle, Inc. (a)	15,300	745
Furniture & Home Furnishings Stores (4.4%)
Tuesday Morning Corp. (a)(b)	530,000	13,918
Health Services (0.2%)
Lincare Holdings, Inc. (a)	10,900	465
Industrial Machinery & Equipment (3.0%)
Graco, Inc.	275,000	9,287
Management Services (5.2%)
ServiceMaster Co. (The)	1,275,000	16,358
Medical Instruments & Supplies (6.3%)
DENTSPLY International, Inc.	15,200	831
Integra LifeSciences Holdings Corp. (a)	5,500	195
Resmed, Inc. (a)(b)	15,500	963
Techne Corp. (a)(b)	400,000	16,712
Varian Medical Systems, Inc. (a)	31,000	1,046
Paperboard Containers & Boxes (4.4%)
Packaging Corp. of America (b)	612,400	13,712
Personal Credit Institutions (4.4%)
Financial Federal Corp. (b)	392,100	13,841
Personal Services (8.6%)
Jackson Hewitt Tax Service, Inc.	580,000	10,684
Weight Watchers International, Inc. (a)(b)	395,000	16,491

	Shares	Value
Pharmaceuticals (0.3%)
Henry Schein, Inc. (a)	23,000	$863
Restaurants (5.7%)
IHOP Corp.	440,000	17,996
Retail Trade (2.8%)
Blue Nile, Inc. (a)(b)	350,000	8,809
Security & Commodity Brokers (5.1%)
BlackRock, Inc.–Class A	215,000	16,116
Stone, Clay & Glass Products (5.4%)
Gentex Corp. (b)	525,000	17,041
Transportation & Public Utilities (10.8%)
CH Robinson Worldwide, Inc.	340,000	17,544
Expeditors International of Washington, Inc.	335,000	16,452
Total Common Stocks (cost: $269,910)		309,362
	Principal	Value
SECURITY LENDING COLLATERAL (22.7%)
Debt (19.7%)
Bank Notes (2.7%)
Bank of America
2.82%, due 05/16/2005	$2,246	$2,246
2.80%, due 06/09/2005 (c)	562	562
2.77%, due 07/18/2005 (c)	2,246	2,246
Canadian Imperial Bank of Commerce 3.02%, due 11/04/2005 (c)	2,246	2,246
Credit Suisse First Boston Corp. 2.88%, due 09/09/2005 (c) 3.06%, due 03/10/2006 (c)	561 561	561 561
Euro Dollar Overnight (3.5%)
Bank of Montreal 2.94%, due 05/04/2005	1,684	1,684
BNP Paribas 2.80%, due 05/05/2005	2,325	2,325
Den Danske Bank 2.93%, due 05/02/2005 2.80%, due 05/06/2005	2,021 1,123	2,021 1,123
Dexia Group 2.80%, due 05/05/2005	992	992
Royal Bank of Canada 2.80%, due 05/04/2005	2,305	2,305
Svenska Handlesbanken 2.80%, due 05/06/2005	370	370
Euro Dollar Terms (8.0%)
Bank of Nova Scotia 2.88%, due 05/11/2005 3.01%, due 05/31/2005	1,123 3,140	1,123 3,140

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Barclays 3.02%, due 06/27/2005	$2,001	$2,001
BNP Paribas 2.93%, due 06/07/2005	1,797	1,797
Branch Banker & Trust 2.94%, due 06/06/2005	480	480
Calyon 2.93%, due 06/03/2005	1,855	1,855
Citigroup 2.87%, due 06/06/2005	2,332	2,332
Credit Suisse First Boston Corp. 2.91%, due 05/16/2005	2,300	2,300
HSBC Banking/Holdings PLC 3.01%, due 06/23/2005	1,123	1,123
Royal Bank of Scotland 2.94%, due 06/07/2005 2.95%, due 06/10/2005	2,182 1,212	2,182 1,212
Societe Generale 2.80%, due 05/03/2005	2,148	2,148
Toronto Dominion Bank 2.75%, due 05/09/2005 3.01%, due 06/24/2005	1,684 624	1,684 624
UBS AG 2.81%, due 05/03/2005	1,123	1,123
Promissory Notes (2.0%)
Goldman Sachs Group, Inc. 2.99%, due 06/27/2005 3.01%, due 07/27/2005	2,358 3,930	2,358 3,930

	Principal	Value
Repurchase Agreements (3.5%) (d)
Goldman Sachs Group, Inc.
3.04% Repurchase Agreement dated
04/29/2005 to be repurchased at $5,054
on 05/02/2005	$5,053	$5,053
Merrill Lynch & Co. Inc. 3.04% Repurchase Agreement dated 04/29/2005 to be repurchased at $6,065 on 05/02/2005	6,064	6,064
	Shares	Value
Investment Companies (3.0%)
Money Market Funds (3.0%)
American Beacon Funds 1-day yield of 2.84%	891,855	$892
BGI Institutional Money Market Fund 1-day yield of 2.93%	5,281,172	5,281
Merrill Lynch Premier Institutional Fund 1-day yield of 2.65%	1,188,431	1,188
Merrimac Cash Fund, Premium Class 1-day yield of 2.74% (e)	2,173,623	2,174
Total Security Lending Collateral (cost: $71,306)		71,306
Total Investment Securities (cost: $341,216)		$380,668
SUMMARY:
Investments, at value	121.1%	$380,668
Liabilities in excess of other assets	(21.1)%	(66,206)
Net assets	100.0%	$314,462

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At April 30, 2005, all or a portion of this security is on loan (see Note 1). The value at April 30, 2005, of all securities on loan is $68,666.

(c)  Floating or variable rate note. Rate is listed as of April 30, 2005.

(d)  Cash collateral for the Repurchase Agreements, valued at $11,311, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–8.875% and 06/15/2005–03/15/2035, respectively.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX Transamerica Growth Opportunities

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $341,216) (including securities loaned of $68,666)	$380,668
Cash	5,726
Receivables:
Investment securities sold	117
Shares of beneficial interest sold	28
Interest	50
Dividends	251
Other	15
386,855
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	267
Management and advisory fees	344
Distribution and service fees	145
Transfer agent fees	230
Payable for collateral for securities on loan	71,306
Other	101
72,393
Net Assets	$314,462
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	596,279
Accumulated net investment income (loss)	(1,205)
Accumulated net realized gain (loss) from investment securities	(320,060)
Net unrealized appreciation (depreciation) on investment securities	39,448
Net Assets	$314,462
Net Assets by Class:
Class A	$219,836
Class B	69,768
Class C	24,858
Shares Outstanding:
Class A	33,790
Class B	11,184
Class C	3,981
Net Asset Value Per Share:
Class A	$6.51
Class B	6.24
Class C	6.24
Maximum Offering Price Per Share (a):
Class A	$6.89

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$56
Dividends	1,567
Income from loaned securities–net	51
1,674
Expenses:
Management and advisory fees	1,363
Transfer agent fees:
Class A	197
Class B	112
Class C	70
Printing and shareholder reports	107
Custody fees	19
Administration fees	31
Legal fees	9
Trustees fees	8
Registration fees:
Class A	8
Class C	8
Distribution and service fees:
Class A	411
Class B	387
Class C	138
Total expenses	2,868
Reimbursement of class expenses:
Class C	(7)
Net expenses	2,861
Net Investment Income (Loss)	(1,187)
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment in securities	5,927
Increase (decrease) in unrealized appreciation (depreciation) on investment in securities	(9,788)
Net Gain (Loss) on Investment Securities	(3,861)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,048)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX Transamerica Growth Opportunities

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2005 (unaudited)	October 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(1,187)	$(2,185)
Net realized gain (loss) from investment securities	5,927	27,965
Net unrealized appreciation (depreciation) on investment securities	(9,788)	(220)
	(5,048)	25,560
Capital Share Transactions:
Proceeds from shares sold:
Class A	3,409	70,124
Class B	3,071	5,768
Class C	1,669	2,253
Class C2	–	800
Class M	–	482
	8,149	79,427
Proceeds from fund acquisition:
Class A	–	18,269
Class B	–	28,710
Class C	–	783
Class C2	–	5,594
Class M	–	3,540
	–	56,896
Cost of shares redeemed:
Class A	(11,019)	(23,471)
Class B	(9,743)	(14,231)
Class C	(4,482)	(2,369)
Class C2	–	(2,125)
Class M	–	(2,585)
	(25,244)	(44,781)
Class level exchanges:
Class C	–	26,644
Class C2	–	(14,565)
Class M	–	(12,079)
	–	–
Automatic conversions:
Class A	208	268
Class B	(208)	(268)
	–	–
	(17,095)	91,542
Net increase (decrease) in net assets	(22,143)	117,102
Net Assets:
Beginning of period	336,605	219,503
End of period	$314,462	$336,605
Undistributed Net Investment Income (Loss)	$(1,207)	$(18)

	April 30, 2005 (unaudited)	October 31, 2004
Share Activity:
Shares issued:
Class A	497	10,916
Class B	464	921
Class C	251	363
Class C2	–	129
Class M	–	77
	1,212	12,406
Shares issued on fund acquisition:
Class A	–	2,818
Class B	–	4,571
Class C	–	125
Class C2	–	891
Class M	–	561
	–	8,966
Shares redeemed:
Class A	(1,608)	(3,649)
Class B	(1,477)	(2,289)
Class C	(676)	(377)
Class C2	–	(343)
Class M	–	(415)
	(3,761)	(7,073)
Class level exchanges:
Class C	–	4,213
Class C2	–	(2,335)
Class M	–	(1,874)
	–	4
Automatic conversions:
Class A	30	33
Class B	(31)	(43)
	(1)	(10)
Net increase (decrease) in shares outstanding:
Class A	(1,081)	10,118
Class B	(1,044)	3,160
Class C	(425)	4,324
Class C2	–	(1,658)
Class M	–	(1,651)
	(2,550)	14,293

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX Transamerica Growth Opportunities

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2005)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$6.61	$(0.01)	$(0.09)	$(0.10)	$–	$–	$–	$6.51
	10/31/2004	5.95	(0.03)	0.69	0.66	–	–	–	6.61
	10/31/2003	4.81	(0.06)	1.20	1.14	–	–	–	5.95
	10/31/2002	4.81	(0.06)	0.06	–	–	–	–	4.81
	10/31/2001	8.70	(0.07)	(3.82)	(3.89)	–	–	–	4.81
	10/31/2000	10.00	(0.02)	(1.28)	(1.30)	–	–	–	8.70
Class B	4/30/2005	6.37	(0.04)	(0.09)	(0.13)	–	–	–	6.24
	10/31/2004	5.79	(0.09)	0.67	0.58	–	–	–	6.37
	10/31/2003	4.70	(0.09)	1.18	1.09	–	–	–	5.79
	10/31/2002	4.73	(0.11)	0.08	(0.03)	–	–	–	4.70
	10/31/2001	8.66	(0.10)	(3.83)	(3.93)	–	–	–	4.73
	10/31/2000	10.00	(0.06)	(1.28)	(1.34)	–	–	–	8.66
Class C	4/30/2005	6.38	(0.05)	(0.09)	(0.14)	–	–	–	6.24
	10/31/2004	5.79	(0.10)	0.69	0.59	–	–	–	6.38
	10/31/2003	4.62	(0.09)	1.26	1.17	–	–	–	5.79

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	(1.51)%	$219,836	1.41%	1.41%	(0.42)%	7%
	10/31/2004	11.09	230,633	1.43	1.43	(0.47)	43
	10/31/2003	23.70	147,340	1.75	2.21	(1.11)	97
	10/31/2002	0.05	12,687	1.74	2.53	(1.35)	32
	10/31/2001	(44.76)	3,807	1.55	2.83	(1.11)	59
	10/31/2000	(12.96)	3,726	1.55	4.54	(1.23)	19
Class B	4/30/2005	(2.04)	69,768	2.27	2.27	(1.29)	7
	10/31/2004	10.02	77,869	2.40	2.64	(1.44)	43
	10/31/2003	23.19	52,492	2.41	2.87	(1.76)	97
	10/31/2002	(0.70)	5,897	2.39	3.18	(2.00)	32
	10/31/2001	(45.35)	4,513	2.20	3.48	(1.76)	59
	10/31/2000	(13.39)	4,366	2.20	5.19	(1.88)	19
Class C	4/30/2005	(2.04)	24,858	2.37	2.42	(1.39)	7
	10/31/2004	10.19	28,103	2.40	2.65	(1.58)	43
	10/31/2003	25.32	483	2.42	2.89	(1.78)	97

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003, 10/31/2004, and 4/30/2005.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any, and includes the recapture of waived expenses. (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser and recapture of previously waived expense.

(g)  TA IDEX Transamerica Growth Opportunities ("the Fund") commenced operations on March 1, 2000. The inception date for the Fund's offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX Transamerica Growth Opportunities

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX Transamerica Growth Opportunities ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on March 1, 2000.

On May 28, 2004, the Fund acquired all of the net assets of TA IDEX PBHG Mid Cap Growth pursuant to a plan of reorganization. TA IDEX Transamerica Growth Opportunities is the accounting survivor. The acquisition was accomplished by a tax free exchange of 8,966 shares of the Fund for 6,421 shares of TA IDEX PBHG Mid Cap Growth outstanding on May 27, 2004. TA IDEX PBHG Mid Cap Growth's net assets at that date, $56,896, including $10,809 unrealized appreciation, were combined with those of the Fund. The aggregate net assets of TA IDEX Transamerica Growth Opportunities immediately before the acquisition was $275,349, the combined net assets of the Fund immediately after the acquisition was $332,245. Proceeds in connection with the acquisition were as follows:

	Shares	Amount
Proceeds in connection with the acquisition
Class A	2,818	$18,269
Class B	4,571	28,710
Class C	125	783
Class C2	891	5,594
Class M	561	3,540
		$56,896

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers three classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. On June 15, 2004, Class C2 shares merged into Class C. On September 24, 2004, Class M shares merged into Class C. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX Transamerica Growth Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2005, of $10 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $26 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Account maintenance fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder's account.

No fee will be charged under the following conditions:

•  accounts opened within the preceding 24 months

•  accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•  accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•  accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•  UTMA/UGMA accounts

•  Fiduciary accounts

•  B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the six months ended April 30, 2005, this fee totaled $9. These fees are included in Paid in Capital in the Statement of Assets and Liabilities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX Transamerica Growth Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

For the six months ended April 30, 2005, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation – Conservative Portfolio	$5,975	1.90%
TA IDEX Asset Allocation – Growth Portfolio	47,760	15.19%
TA IDEX Asset Allocation – Moderate Growth Portfolio	77,492	24.64%
TA IDEX Asset Allocation – Moderate Portfolio	33,502	10.65%
Total	$164,729	52.38%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $250 million of ANA
0.75% of the next $250 million
0.70% over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.40% Expense Limit

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2005, the underwriter commissions were as follows:

Received by Underwriter	$245
Retained by Underwriter	11
Contingent Deferred Sales Charge	81

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS $558 for the six months ended April 30, 2005.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX Transamerica Growth Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2005, the value of invested plan amount was $15. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2005, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$24,479
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	46,710
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$205,155	October 31, 2008
108,685	October 31, 2009
4,618	October 31, 2010
7,437	October 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$341,307
Unrealized Appreciation	$50,367
Unrealized (Depreciation)	(11,006)
Net Unrealized Appreciation (Depreciation)	$39,361

NOTE 5.  REGULATORY PROCEEDING

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX Transamerica Growth Opportunities

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between TA IDEX Transamerica Growth Opportunities (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Transamerica Investment Management, LLC (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by TFAI's management capabilities demonstrated with respect to the Fund and other funds managed by TFAI, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Fund's strong investment performance. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Fund. The Board concluded, based in particular on information provided by Lipper Analytics, that the Fund's investment performance was competitive or superior relative to comparable funds over trailing one-, two- and three-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Fund, the estimated profitability of TFAI's relationships with the Fund and TA IDEX, and the estimated profitability of the Sub-Adviser's relationship with the Fund, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Fund were consistent with industry averages, and that the Fund's advisory fees were lowered, which will likely lower overall expenses for the benefit of shareholders.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Trustees concluded that inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefited investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Fund assets increases. The Board also concluded that the advisory fees appropriately reflect the Fund's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Fund. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's portfolio brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund which, as demonstrated in the past with the Fund, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

11

TA IDEX Transamerica Growth Opportunities

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:   Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX Transamerica Growth Opportunities

Proposal 2:   Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
37,878,865.515	234,310.559	7,308,465.364

Proposal 3:   Approval of changes to the fundamental investment restrictions of TA IDEX Transamerica Growth Opportunities.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	38,101,374.479	247,773.416	7,072,493.543
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	38,079,587.966	269,569.929	7,072,493.543
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	38,083,538.608	264,380.287	7,073,722.543
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	38,097,724.439	249,899.456	7,074,017.543
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	38,099,641.949	248,276.946	7,073,722.543
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	38,083,846.036	264,072.859	7,073,722.543
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	38,080,189.510	267,729.385	7,073,722.543
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	38,054,955.585	292,668.310	7,074,017.543
K. Margin Activities and Short Selling	For	Against	Abstentions/Broker-Non-Votes
	38,041,750.707	306,168.188	7,073,722.543

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

12

TA IDEX Transamerica Money Market

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2004 and held for the entire period until April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,007.80	0.83%	$4.13
Hypothetical (b)	1,000.00	1,020.68	0.83	4.16
Class B
Actual	1,000.00	1,004.50	1.17	5.81
Hypothetical (b)	1,000.00	1,018.99	1.17	5.86
Class C
Actual	1,000.00	1,006.20	1.06	5.27
Hypothetical (b)	1,000.00	1,019.54	1.06	5.31

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Maturity Distribution
at April 30, 2005

This chart shows the percentage breakdown by maturity date of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX Transamerica Money Market

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
COMMERCIAL PAPER (85.0%)
Asset-Backed (9.7%)
CAFCO LLC–144A 2.83%, due 05/11/2005	$2,000	$1,998
2.84%, due 05/13/2005	2,050	2,048
Ciesco LLC 2.75%, due 05/09/2005	2,800	2,798
Ciesco LLC–144A 3.02%, due 07/08/2005	2,700	2,684
Delaware Funding Corp.–144A 2.79%, due 05/05/2005	2,700	2,699
2.81%, due 05/06/2005	5,000	4,999
2.83%, due 05/09/2005	2,000	1,999
Beverages (4.7%)
Anheuser-Busch Cos., Inc.–144A 2.72%, due 05/10/2005	2,750	2,748
Coca-Cola Co. (The) 2.73%, due 05/17/2005	1,650	1,648
2.98%, due 07/01/2005	5,000	4,975
Business Credit Institutions (10.2%)
Old Line Funding Corp.–144A 2.82%, due 05/09/2005	1,000	999
2.95%, due 06/02/2005	3,400	3,392
2.97%, due 06/03/2005	2,935	2,927
3.00%, due 06/07/2005	2,500	2,492
Paccar Financial Corp. 2.65%, due 05/04/2005	4,100	4,099
3.09%, due 07/27/2005	2,600	2,580
Sheffield Receivables Corp.–144A 2.95%, due 05/25/2005	3,700	3,693
Chemicals & Allied Products (0.5%)
Dupont EI de Nemours Co. 2.91%, due 06/13/2005	1,000	996
Commercial Banks (25.1%)
Bank of America Corp. 2.92%, due 06/03/2005	4,000	3,990
Barclays U.S. Funding Corp. 2.72%, due 05/03/2005	1,800	1,800
3.01%, due 07/05/2005	4,500	4,476
Nestle Capital Corp.–144A 2.98%, due 07/01/2005	5,200	5,174
3.00%, due 07/01/2005	4,700	4,677
Ranger Funding Co. LLC–144A 3.02%, due 05/31/2005	1,241	1,238
2.94%, due 06/15/2005	2,050	2,042
3.05%, due 07/15/2005	2,600	2,583

	Principal	Value
Commercial Banks (continued)
State Street Corp. 2.79%, due 05/05/2005	$3,200	$3,199
2.88%, due 05/18/2005	700	699
2.90%, due 05/19/2005	4,100	4,095
3.01%, due 06/16/2005	1,500	1,494
UBS Finance Delaware LLC 2.67%, due 05/06/2005	700	700
2.68%, due 05/06/2005	2,900	2,899
2.90%, due 05/25/2005	1,300	1,297
2.83%, due 06/02/2005	900	898
2.93%, due 06/15/2005	3,050	3,039
3.04%, due 07/14/2005	500	497
Wells Fargo & Co. 2.87%, due 05/17/2005	1,300	1,298
2.93%, due 06/20/2005	3,700	3,685
Insurance (2.6%)
Metlife Funding, Inc. 2.70%, due 05/20/2005	2,700	2,696
2.71%, due 05/20/2005	2,400	2,396
Oil & Gas Extraction (4.0%)
Total Fina Elf Capital–144A 2.88%, due 05/18/2005	5,250	5,243
2.90%, due 05/20/2005	2,700	2,697
Personal Credit Institutions (14.8%)
American Honda Finance Corp. 2.70%, due 05/04/2005	4,300	4,299
2.90%, due 05/23/2005	2,000	1,996
2.92%, due 06/07/2005	1,800	1,795
3.01%, due 07/11/2005	1,700	1,690
General Electric Capital Corp. 2.68%, due 05/09/2005	1,100	1,099
2.94%, due 06/06/2005	1,000	997
2.98%, due 06/17/2005	2,300	2,291
3.01%, due 07/07/2005	5,450	5,420
Toyota Motor Credit Corp. 2.78%, due 05/11/2005	2,000	1,998
2.91%, due 06/01/2005	5,900	5,886
3.03%, due 06/29/2005	2,000	1,990
Pharmaceuticals (4.9%)
Pfizer, Inc.–144A 2.74%, due 05/06/2005	1,900	1,899
2.87%, due 05/24/2005	6,600	6,588
2.82%, due 05/31/2005	1,200	1,197
Public Administration (0.6%)
Quebec Province 2.80%, due 05/06/2005	1,300	1,299

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX Transamerica Money Market

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Security & Commodity Brokers (2.9%)
Goldman Sachs Group, Inc. 2.78%, due 05/12/2005	$3,050	$3,047
2.83%, due 05/26/2005	2,700	2,695
Wholesale Trade Durable Goods (5.0%)
Procter & Gamble Co.–144A 2.69%, due 05/16/2005	1,300	1,298
2.77%, due 05/25/2005	2,150	2,146
2.81%, due 05/25/2005	1,400	1,397
3.03%, due 07/19/2005	2,100	2,086
3.06%, due 07/25/2005	900	893
3.07%, due 07/25/2005	2,050	2,035
Total Commercial Paper (cost: $168,627)		168,627
SHORT-TERM OBLIGATIONS (3.7%)
Security & Commodity Brokers (3.7%)
Merrill Lynch & Co., Inc.–Series B 3.30%, due 06/14/2005 (a)	7,300	7,303
Total Short-Term Obligations (cost: $7,303)		7,303
CERTIFICATES OF DEPOSIT (11.3%)
Canadian Imperial Bank of Commerce 2.70%, due 05/02/2005	2,800	2,800
2.55%, due 05/04/2005	1,000	1,000
2.60%, due 05/10/2005	2,700	2,700
2.89%, due 05/19/2005	2,300	2,300
2.76%, due 05/23/2005	1,000	1,000

	Principal	Value
Toronto Dominion Bank, Ltd. 2.75%, due 05/09/2005	$600	$600
2.87%, due 06/13/2005	2,100	2,100
3.00%, due 06/29/2005	1,100	1,100
2.76%, due 07/05/2005	1,500	1,500
3.02%, due 07/06/2005	4,400	4,400
Wells Fargo Bank NA 2.80%, due 05/05/2005	1,000	1,000
3.02%, due 06/30/2005	1,900	1,900
Total Certificates of Deposit (cost: $22,400)		22,400
Total Investment Securities (cost: $198,330)		$198,330
SUMMARY:
Investments, at value	100.0%	$198,330
Liabilities in excess of other assets	(0.0)%	(83)
Net assets	100.0%	$198,247

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  Floating or variable rate note. Rate is listed as of April 30, 2005.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities aggregated $75,871 or 38.2% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX Transamerica Money Market

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $198,330)	$198,330
Cash	58
Receivables:
Shares of beneficial interest sold	494
Interest	120
Other	120
199,122
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	513
Management and advisory fees	32
Distribution and service fees	82
Transfer agent fees	72
Dividends to shareholders	148
Other	28
875
Net Assets	$198,247
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$198,156
Undistributed net investment income (loss)	91
Net Assets	$198,247
Net Assets by Class:
Class A	$148,263
Class B	33,034
Class C	16,950
Shares Outstanding:
Class A	148,263
Class B	33,034
Class C	16,946
Net Asset Value Per Share:
Class A	$1.00
Class B	1.00
Class C	1.00

STATEMENT OF OPERATIONS
For the period ended April 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$2,389
Expenses:
Management and advisory fees	398
Transfer agent fees:
Class A	148
Class B	44
Class C	23
Printing and shareholder reports	37
Custody fees	11
Administration fees	18
Legal fees	4
Audit fees	6
Trustees fees	3
Registration fees:
Class A	17
Class B	7
Class C	12
Distribution and service fees:
Class A	261
Class B	168
Class C	84
Total expenses	1,241
Less:
Reimbursement of class expenses:
Class A	(164)
Class B	(103)
Class C	(70)
Net expenses	904
Net Investment Income (Loss)	1,485
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,485

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX Transamerica Money Market

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2005 (unaudited)	October 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$1,485	$710
	1,485	710
Distributions to Shareholders:
From net investment income:
Class A	(1,168)	(601)
Class B	(206)	(56)
Class C	(111)	(40)
Class C2	–	(9)
Class M	–	(4)
	(1,485)	(710)
Capital Share Transactions:
Proceeds from shares sold:
Class A	60,922	179,283
Class B	9,247	25,310
Class C	9,191	23,364
Class C2	–	7,547
Class M	–	2,473
	79,360	237,977
Dividends and distributions reinvested:
Class A	1,095	545
Class B	124	54
Class C	90	11
Class C2	–	8
Class M	–	4
	1,309	622
Cost of shares redeemed:
Class A	(99,090)	(104,345)
Class B	(16,515)	(39,451)
Class C	(14,608)	(17,946)
Class C2	–	(10,452)
Class M	–	(3,810)
	(130,213)	(176,004)
Class level exchanges:
Class C	–	13,306
Class C2	–	(9,777)
Class M	–	(3,529)
	–	–
Automatic conversions:
Class A	25	34
Class B	(25)	(34)
	–	–
	(49,544)	62,595
Net increase (decrease) in net assets	(49,544)	62,595

	April 30, 2005 (unaudited)	October 31, 2004
Net Assets:
Beginning of period	$247,791	$185,196
End of period	$198,247	$247,791
Undistributed Net Investment Income (Loss)	$91	$91
Share Activity:
Shares issued:
Class A	60,922	179,282
Class B	9,247	25,311
Class C	9,191	23,364
Class C2	–	7,548
Class M	–	2,473
	79,360	237,978
Shares issued–reinvested from distributions:
Class A	1,095	545
Class B	124	54
Class C	90	11
Class C2	–	8
Class M	–	4
	1,309	622
Shares redeemed:
Class A	(99,090)	(104,345)
Class B	(16,515)	(39,451)
Class C	(14,612)	(17,946)
Class C2	–	(10,452)
Class M	–	(3,810)
	(130,217)	(176,004)
Class level exchanges:
Class C	–	13,302
Class C2	–	(9,777)
Class M	–	(3,525)
	–	–
Automatic conversions:
Class A	25	34
Class B	(25)	(34)
	–	–
Net increase (decrease) in shares outstanding:
Class A	(37,048)	75,516
Class B	(7,169)	(14,120)
Class C	(5,331)	18,731
Class C2	–	(12,673)
Class M	–	(4,858)
	(49,548)	62,596

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX Transamerica Money Market

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2005)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (c)(f)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$1.00	$0.008	$–	$0.008	$(0.008)	$–	$(0.008)	$1.00
	10/31/2004	1.00	0.004	–	0.004	(0.004)	–	(0.004)	1.00
	10/31/2003	1.00	0.004	–	0.004	(0.004)	–	(0.004)	1.00
	10/31/2002	1.00	0.008	–	0.008	(0.008)	–	(0.008)	1.00
Class B	4/30/2005	1.00	0.006	–	0.006	(0.006)	–	(0.006)	1.00
	10/31/2004	1.00	0.001	–	0.001	(0.001)	–	(0.001)	1.00
	10/31/2003	1.00	0.001	–	0.001	(0.001)	–	(0.001)	1.00
	10/31/2002	1.00	–	–	–	–	–	–	1.00
Class C	4/30/2005	1.00	0.007	–	0.007	(0.007)	–	(0.007)	1.00
	10/31/2004	1.00	0.001	–	0.001	(0.001)	–	(0.001)	1.00
	10/31/2003	1.00	0.002	–	0.002	(0.002)	–	(0.002)	1.00

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)			Net Investment Income (Loss) to Average
	Ended (f)	Return (b)	(000's)	Net (d)	Total (e)		Net Assets (a)
Class A	4/30/2005	0.78%	$148,263	0.83%	1.05%		1.57%
	10/31/2004	0.42	185,311	0.83	1.19		0.45
	10/31/2003	0.39	109,794	0.83	1.22		0.42
	10/31/2002	0.56	131,949	0.83	1.36		0.93
Class B	4/30/2005	0.45	33,034	1.17	1.79		1.23
	10/31/2004	0.14	40,203	1.10	1.81	(g)	0.13
	10/31/2003	0.12	54,324	1.16	1.87	(g)	0.08
	10/31/2002	0.28	81,683	1.48	2.01		0.28
Class C	4/30/2005	0.62	16,950	1.06	1.90		1.33
	10/31/2004	0.14	22,277	0.98	1.96	(g)	0.43
	10/31/2003	0.12	3,542	1.04	1.87	(g)	0.21

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(c)  Per share information is calculated based on average number of shares outstanding.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  TA IDEX Transamerica Money Market ("the Fund") commenced operations on March 1, 2002. The inception date for the Fund's offering of share Class C was November 11, 2002.

(g)  The Fund has restated its financial statements in order to properly present waived distribution and service fees on a gross basis. The effect of this restatement was to increase the ratios of total expenses to average net assets by 0.38% and 0.32% for Class B, and 0.23% and 0.44% for Class C, for the years ended October 31, 2004 and October 31, 2003, respectively. The Fund's net asset value per share, ratios of net expenses to average net assets, and net investment income ratios were not affected by this restatement during any period.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX Transamerica Money Market

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX Transamerica Money Market ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on March 1,2002.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers three classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. On June 15, 2004, Class C2 shares merged into Class C. On September 24, 2004, Class M shares merged into Class C. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: As permitted under Rule 2a-7 of the 1940 Act, the securities held by the Fund are valued on the basis of amortized cost, which approximates market value.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Account maintenance fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder's account.

No fee will be charged under the following conditions:

•  accounts opened within the preceding 24 months

•  accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•  accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•  accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•  UTMA/UGMA accounts

•  Fiduciary accounts

•  B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the six months ended April 30, 2005, this fee totaled less than $1. These fees are included in Paid in Capital in the Statement of Assets and Liabilities.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX Transamerica Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the asset allocation funds)

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$20,840	10.51%
TA IDEX Asset Allocation– Moderate Growth Portfolio	16,253	8.20%
TA IDEX Asset Allocation– Moderate Portfolio	33,117	16.71%
Total	$70,210	35.42%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.40% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.48% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2003	$869	10/31/2006
Fiscal Year 2002	543	10/31/2005

If total class expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years. The Fund may be required to pay that advisor a portion or all of the reimbursed class expenses.

	Reimbursement of Class Expenses	Available for Recapture Through
Fiscal Year 2004–Class A	$477	10/31/2007
Fiscal Year 2004–Class B	145	10/31/2007
Fiscal Year 2004–Class C	71	10/31/2007

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

The Fund has waived a portion of the 12b-1 fees for all classes except Class A. The amount waived for the six months ended April 30, 2005 was $86. These waivers are not subject to the expense recapture agreement. The waivers reduced the ratio of net expenses to average net assets by 0.31% for Class B and 0.42% for Class C.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C and certain A share redemptions. For the six months ended April 30, 2005, the underwriter commissions were as follows:

Received by Underwriter	$126
Retained by Underwriter	–
Contingent Deferred Sales Charge	159

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX Transamerica Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS $183 for the six months ended April 30, 2005.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2005, the value of invested plan amount was $11. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2005, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, excise taxes, distributions and service fee expenses.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$198,330
Unrealized Appreciation	$–
Unrealized (Depreciation)	–
Net Unrealized Appreciation (Depreciation)	$–

NOTE 4.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX Transamerica Money Market

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between TA IDEX Transamerica Money Market (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Transamerica Investment Management, LLC (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by TFAI's management capabilities demonstrated with respect to the Fund and other funds managed by TFAI, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Fund. The Board concluded, based in particular on information provided by Lipper Analytics, that the Fund's investment performance was competitive relative to comparable funds over trailing one- and two-year periods and to the Fund's benchmark index over the past year. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Fund, the estimated profitability of TFAI's relationships with the Fund and TA IDEX, and the estimated profitability of the Sub-Adviser's relationship with the Fund, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund, TFAI and the Sub-Adviser. Further, on the basis of comparative information supplied by Lipper Analytics, the Board determined that the advisory fees and estimated overall expense ratio of the Fund were consistent with industry averages.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board concluded that the advisory fees appropriately reflect the Fund's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. While the investment advisory fees do not reduce should Fund assets grow meaningfully, the Board determined that the investment advisory fees already reflect potential future economies of scale to some extent by virtue of their competitive levels determined with reference to industry standards as reported by Lipper Analytics and the estimated profitability at current or foreseeable asset levels. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Fund. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that neither TFAI nor the Sub-Adviser realizes "soft dollar" benefits from its relationship with the Fund.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that TFAI and its affiliates had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by expense limitation and fee waiver arrangements with the Fund which, as demonstrated in the past with the Fund, may result in TFAI and its affiliates waiving a substantial amount of fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX Transamerica Money Market

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:  Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX Transamerica Money Market

Proposal 2:  Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
161,001,266.001	1,101,042.319	22,905,580.288

Proposal 3:  Approval of changes to the fundamental investment restrictions of TA IDEX Transamerica Money Market.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	161,861,997.719	1,277,074.889	21,868,816.000
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	161,793,498.059	1,345,574.549	21,868,816.000
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	161,862,047.719	1,277,024.889	21,868,816.000
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	161,817,353.239	1,321,719.369	21,868,816.000
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	161,852,472.029	1,286,600.579	21,868,816.000
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	161,730,135.519	1,408,937.089	21,868,816.000
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	161,785,207.409	1,353,865.199	21,868,816.000
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	161,768,816.119	1,370,256.489	21,868,816.000

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

11

TA IDEX Transamerica Short-Term Bond

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Bond Credit Quality (Moody Ratings)
At April 30, 2005
(unaudited)

This chart shows the percentage breakdown by Bond Credit Quality of the Fund's total investment securities.

Aaa Prime grade obligations. Exceptional financial security and ability to meet senior financial obligations.

Aa1 High grade obligations. Strong capacity to pay interest and repay principal.

Aa2 High grade obligations. Strong capacity to pay interest and repay principal.

Aa3 High grade obligations. Strong capacity to pay interest and repay principal.

A1 Upper medium grade obligations. Interest payments and principal are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

A2 Upper medium grade obligations. Interest payments and principal are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

A3 Upper medium grade obligations. Interest payments and principal are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa1 Medium grade obligations. Interest payments and principal security are adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

Baa2 Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

Baa3 Medium grade obligations. Interest payments and principal security are not as adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

P-1 High grade short term obligations. superior ability to repay short-term debt obligations

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (0.6%)
U.S. Treasury Note 2.50%, due 10/31/2006	$150	$148
3.38%, due 02/28/2007	1,355	1,349
Total U.S. Government Obligations (cost: $1,492)		1,497
CORPORATE DEBT SECURITIES (90.7%)
Aerospace (4.7%)
Honeywell International, Inc. 6.88%, due 10/03/2005	5,050	5,116
Textron Financial Corp. 5.88%, due 06/01/2007	5,200	5,383
Amusement & Recreation Services (2.1%)
Harrah's Operating Co., Inc. 5.50%, due 07/01/2010	4,500	4,601
Automotive (1.3%)
DaimlerChrysler North America Holding Corp. 4.75%, due 01/15/2008	2,950	2,910
Beverages (6.8%)
Bottling Group LLC 2.45%, due 10/16/2006	3,965	3,881
Coca-Cola Enterprises, Inc. 5.38%, due 08/15/2006	5,000	5,083
Diageo Capital PLC 3.50%, due 11/19/2007	6,400	6,296
Business Credit Institutions (1.5%)
CIT Group, Inc. 2.88%, due 09/29/2006	3,500	3,444
Commercial Banks (1.2%)
Bank One Corp. 6.88%, due 08/01/2006	2,500	2,590
Communications Equipment (2.2%)
Motorola, Inc. 4.61%, due 11/16/2007	5,000	5,035
Department Stores (2.4%)
Meyer (Fred) Stores, Inc. 7.45%, due 03/01/2008	5,100	5,478
Electric Services (8.7%)
Dominion Resources, Inc. 3.66%, due 11/15/2006	4,140	4,115
Duke Energy Corp. 4.20%, due 10/01/2008	5,000	4,975
FPL Group Capital, Inc. 4.09%, due 02/16/2007	5,040	5,032

	Principal	Value
TXU Electric Delivery Co. 5.00%, due 09/01/2007	5,400	5,460
Electric Gas & Sanitary Services (2.3%)
Nisource Finance Corp. 7.63%, due 11/15/2005	$5,000	$5,102
Gas Production & Distribution (2.2%)
Atmos Energy Corp. 4.00%, due 10/15/2009	5,000	4,872
Holding & Other Investment Offices (3.7%)
Berkshire Hathaway Finance Corp. 3.40%, due 07/02/2007	4,000	3,945
iStar Financial, Inc. 4.88%, due 01/15/2009	4,500	4,461
Industrial Machinery & Equipment (3.1%)
Caterpillar Financial Services Corp., Series F 2.65%, due 01/30/2006	2,000	1,985
John Deere Capital Corp. 3.90%, due 01/15/2008	5,142	5,089
Insurance (4.9%)
International Lease Finance Corp. 5.63%, due 06/01/2007	5,790	5,946
St. Paul Travelers Cos. (The), Inc. 5.75%, due 03/15/2007	2,500	2,564
Wellpoint Health Networks, Inc. 6.38%, due 06/15/2006	2,500	2,562
Insurance Agents, Brokers & Service (2.9%)
Metlife, Inc. 3.91%, due 05/15/2005	6,500	6,502
Metal Mining (2.4%)
Barrick Gold Finance, Inc. 7.50%, due 05/01/2007	5,000	5,304
Mortgage Bankers & Brokers (2.2%)
Countrywide Home Loans, Inc. 5.50%, due 08/01/2006	2,500	2,544
Erac USA Finance Co.–144A 8.25%, due 05/01/2005	2,500	2,500
Personal Credit Institutions (7.3%)
Capital One Bank Corp. 6.88%, due 02/01/2006	6,500	6,645
Ford Motor Credit Co. 6.50%, due 01/25/2007	2,500	2,500
General Electric Capital Corp. 5.00%, due 06/15/2007	5,500	5,596
General Motors Acceptance Corp. 6.75%, due 01/15/2006	1,675	1,687

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Petroleum Refining (2.2%)
BP Capital Markets PLC 2.75%, due 12/29/2006	5,100	5,014
Primary Metal Industries (2.3%)
Alcoa, Inc. 4.25%, due 08/15/2007	$5,200	$5,207
Printing & Publishing (4.6%)
Gannett Co., Inc. 5.50%, due 04/01/2007	5,000	5,128
Viacom, Inc. 5.63%, due 05/01/2007	5,000	5,106
Radio & Television Broadcasting (1.9%)
Chancellor Media Corp. 8.00%, due 11/01/2008	4,000	4,322
Security & Commodity Brokers (2.2%)
Merrill Lynch & Co., Inc. 2.94%, due 01/30/2006	2,500	2,489
Morgan Stanley 3.63%, due 04/01/2008	2,500	2,450
Telecommunications (8.7%)
Alltel Corp. 4.66%, due 05/17/2007	5,400	5,446
SBC Communications, Inc. 5.75%, due 05/02/2006	5,400	5,497
Sprint Capital Corp. 4.78%, due 08/17/2006	3,500	3,524
Telefonica SA 7.35%, due 09/15/2005	5,000	5,069

	Principal	Value
Variety Stores (4.7%)
Target Corp. 5.50%, due 04/01/2007	$5,160	$5,290
Wal-Mart Stores, Inc. 5.45%, due 08/01/2006	5,100	5,199
Wholesale Trade Nondurable Goods (2.2%)
Unilever Capital Corp. 6.88%, due 11/01/2005	4,900	4,980
Total Corporate Debt Securities (cost: $205,172)		203,924
COMMERCIAL PAPER (4.5%)
Personal Credit Institutions (2.2%)
American Honda Finance Corp. 3.04%, due 07/07/2005	5,000	4,972
Pharmaceuticals (2.3%)
Pfizer, Inc.–144A 2.90%, due 05/31/2005	5,100	5,075
Total Commercial Paper (cost: $10,046)		10,047
Total Investment Securities (cost: $216,711)		$215,468
SUMMARY:
Investments, at value	95.8%	$215,468
Other assets in excess of liabilities	4.2%	9,410
Net assets	100.0%	$224,878

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities aggregated $7,575 or 3.4% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX Transamerica Short-Term Bond

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $216,711)	$215,468
Cash	6,918
Receivables:
Shares of beneficial interest sold	805
Interest	3,023
226,214
Liabilities:
Investment securities purchased	988
Accounts payable and accrued liabilities:
Management and advisory fees	97
Distribution and service fees	24
Dividends to shareholders	221
Other	6
1,336
Net Assets	$224,878
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$226,332
Undistributed net investment income (loss)	–
Accumulated net realized gain (loss) from investment securities	(211)
Net unrealized appreciation (depreciation) on investment securities	(1,243)
Net Assets	$224,878
Net Assets by Class:
Class A	$87,157
Class I	137,721
Shares Outstanding:
Class A	8,834
Class I	13,958
Net Asset Value Per Share:
Class A	$9.87
Class I	9.87

STATEMENT OF OPERATIONS
For the period ended April 30, 2005 (a)
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$2,133
Expenses:
Management and advisory fees	415
Printing and shareholder reports	3
Custody fees	10
Administration fees	12
Legal fees	2
Audit fees	6
Trustees fees	2
Distribution and service fees:
Class A	36
Total expenses	486
Less:
Reimbursement of class expenses:
Class A	(21)
Net expenses	465
Net Investment Income (Loss)	1,668
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	(211)
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(1,243)
Net Gain (Loss) on Investments	(1,454)
Net Increase (Decrease) in Net Assets Resulting from Operations	$214

(a)  TA IDEX Transamerica Short-Term Bond ("the Fund") commenced operations on November 8, 2004. The inception date for the Fund's offering of share Class A was March 1, 2005.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX Transamerica Short-Term Bond

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

April 30, 2005 (a) (unaudited)
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$1,668
Net realized gain (loss) from investment securities	(211)
Net unrealized appreciation (depreciation) on investment securities	(1,243)
214
Distributions to Shareholders:
From net investment income:
Class A	(294)
Class I	(1,374)
(1,668)
Capital Share Transactions:
Proceeds from shares sold:
Class A	86,991
Class I	137,895
224,886
Dividends and distributions reinvested:
Class A	211
Class I	1,235
1,446
226,332
Net increase (decrease) in net assets	224,878
Net Assets:
Beginning of period	–
End of period	$224,878
Undistributed Net Investment Income (Loss)	$–
Share Activity:
Shares issued:
Class A	8,813
Class I	13,834
22,647
Shares issued–reinvested from distributions:
Class A	21
Class I	124
145
Net increase (decrease) in shares outstanding:
Class A	8,834
Class I	13,958
22,792

(a)  TA IDEX Transamerica Short-Term Bond ("the Fund") commenced operations on November 8, 2004. The inception date for the Fund's offering of share Class A was March 1, 2005.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX Transamerica Short-Term Bond

FINANCIAL HIGHLIGHTS

(unaudited)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$9.90	$0.05	$(0.03)	$0.02	$(0.05)	$–	$(0.05)	$9.87
Class I	4/30/2005	10.00	0.12	(0.13)	(0.01)	(0.12)	–	(0.12)	9.87

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	0.16%	$87,157	0.85%	1.06%	2.89%	171%
Class I	4/30/2005	(0.14)	137,721	0.71	0.71	2.56	171

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total return has been calculated for the applicable period without decuction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX Transamerica Short-Term Bond ("the Fund") commenced operations on November 8, 2004. The inception date for the Fund's offering of share Class A was March 1, 2005.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX Transamerica Short-Term Bond ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on November 8, 2004.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, Class A and Class I, each with a public offering price that reflects different sales charges, if any, and expense levels. The initial sales charge currently is waived as this Fund is available for investment only by certain strategic asset allocation funds. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period from inception through April 30, 2005, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

For the period from inception through April 30, 2005, the Fund received no redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

The following schedule represents the percentage of fund assets owned by affiliated mutual funds (i.e. through the Transamerica IDEX Muttual Funds and AEGON/Transamerica Series Trust (f/k/a AEGON/Transamerica Series Fund, Inc.) asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$38,802	17.25%
TA IDEX Asset Allocation– Moderate Portfolio	48,366	21.51%
Asset Allocation–Conservative Portfolio	58,777	26.14%
Asset Allocation–Moderate Portfolio	78,829	35.05%
Total	$224,774	99.95%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following break points:

0.65% of the first $250 million of ANA
0.60% of the next $250 million of ANA
0.575% of the next $500 million of ANA
0.55% of ANA over $1 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses exceed the following stated annual limit:

0.85% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There were no amounts available for recapture at April 30, 2005.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class I	N/A

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS $2 for the period from inception through April 30, 2005.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period from inception through April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$183,618
U.S. Government	159,175
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	11,220
U.S. Government	157,571

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, foreign currency transactions.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$216,714
Unrealized Appreciation	$106
Unrealized (Depreciation)	(1,352)
Net Unrealized Appreciation (Depreciation)	$(1,246)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX Transamerica Short-Term Bond

A discussion regarding the basis of Transamerica IDEX Mutual Fund's Board of Trustees' approval of the fund's advisory arrangements will be available in the fund's annual report for the fiscal year ending October 31, 2005.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX Transamerica Short-Term Bond

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:  Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX Transamerica Short-Term Bond

Proposal 2:  Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
2,896,277.669	0	0

Proposal 3:  Approval of changes to the fundamental investment restrictions of TA IDEX Transamerica Short-Term Bond.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	2,896,277.669	0	0
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	2,896,277.669	0	0
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	2,896,277.669	0	0
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	2,896,277.669	0	0
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	2,896,277.669	0	0
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	2,896,277.669	0	0
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	2,896,277.669	0	0
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	2,896,277.669	0	0

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

11

TA IDEX Transamerica Small/Mid Cap Value

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2004 and held for the entire period until April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,056.60	1.23%	$6.27
Hypothetical (b)	1,000.00	1,018.70	1.23	6.16
Class B
Actual	1,000.00	1,052.40	2.06	10.48
Hypothetical (b)	1,000.00	1,014.58	2.06	10.29
Class C
Actual	1,000.00	1,051.40	2.23	11.34
Hypothetical (b)	1,000.00	1,013.74	2.23	11.13

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2005

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.2%)
Apparel Products (0.3%)
True Religion Apparel, Inc. (a)	88,040	$1,308
Automotive (2.5%)
Gencorp, Inc. (b)	355,900	6,766
National R.V. Holdings, Inc. (a)	302,500	2,892
Chemicals & Allied Products (9.4%)
Crompton Corp. (b)	418,300	5,877
Georgia Gulf Corp.	160,000	5,906
Olin Corp. (b)	504,900	8,957
PolyOne Corp. (a)	1,265,500	9,770
Terra Nitrogen Co., L.P. (b)	280,900	6,421
Commercial Banks (4.6%)
Corus Bankshares, Inc.	120,000	5,860
Gold Banc Corp., Inc.	57,800	799
North Fork Bancorp, Inc.	307,710	8,662
Provident Bankshares Corp.	95,500	2,796
Computer & Data Processing Services (2.2%)
ActivCard Corp. (a)	290,100	1,517
Fair Isaac Corp.	215,000	7,069
SoftBrands, Inc. (a)	2,576	5
Computer & Office Equipment (3.1%)
Hypercom Corp. (a)	829,700	4,115
Storage Technology Corp. (a)	295,000	8,201
Construction (2.2%)
Chemed Corp.	120,000	8,501
Electric, Gas & Sanitary Services (0.7%)
ALLETE, Inc.	66,666	2,778
Electronic & Other Electric Equipment (5.2%)
Acuity Brands, Inc.	310,000	7,412
Genlyte Group, Inc. (a)	135,000	10,711
Maytag Corp. (b)	220,000	2,132
Electronic Components & Accessories (0.9%)
OSI Systems, Inc. (a)(b)	240,000	3,408
Environmental Services (1.3%)
Republic Services, Inc.	150,000	5,190
Fabricated Metal Products (1.1%)
Gulf Island Fabrication, Inc.	200,000	4,208
Gas Production & Distribution (1.0%)
KeySpan Corp.	100,000	3,793
Health Services (2.0%)
LifePoint Hospitals, Inc. (a)	175,000	7,779

	Shares	Value
Holding & Other Investment Offices (5.1%)
Annaly Mortgage Management, Inc. REIT (b)	350,000	$6,692
Education Realty Trust, Inc. REIT	225,000	3,600
Omega Healthcare Investors, Inc. REIT	875,000	9,818
Hotels (2.7%)
Host Marriott Corp. (b)	620,000	10,428
Industrial Machinery & Equipment (0.5%)
EnPro Industries, Inc. (a)	75,400	1,896
Instruments & Related Products (0.9%)
Analogic Corp.	83,900	3,500
Insurance (7.0%)
AMBAC Financial Group, Inc.	120,000	8,022
HCC Insurance Holdings, Inc.	255,000	9,070
PartnerRe, Ltd.	140,000	8,159
Triad Guaranty, Inc. (a)(b)	40,000	2,012
Management Services (2.6%)
First Consulting Group, Inc. (a)	253,600	1,364
FTI Consulting, Inc. (a)(b)	400,000	8,832
Medical Instruments & Supplies (2.7%)
Orthofix International NV (a)	225,000	10,575
Metal Mining (0.5%)
Western Silver Corp. (a)(b)	238,100	1,988
Oil & Gas Extraction (18.8%)
Chesapeake Energy Corp.	600,000	11,544
Edge Petroleum Corp. (a)	500,000	7,008
GlobalSantaFe Corp.	275,000	9,240
Harvest Natural Resources, Inc. (a)	241,200	2,603
Newpark Resources, Inc. (a)	404,300	2,430
Parker Drilling Co. (a)	600,000	3,204
Patterson-UTI Energy, Inc.	385,000	9,228
Pioneer Drilling Co. (a)	612,500	8,079
Pride International, Inc. (a)	324,991	7,247
Superior Energy Services, Inc. (a)	870,000	12,946
Paper & Allied Products (0.5%)
Graphic Packaging Corp. (a)	581,700	1,885
Petroleum Refining (2.3%)
Murphy Oil Corp.	100,000	8,909
Pharmaceuticals (2.8%)
ARIAD Pharmaceuticals, Inc. (a)	975,500	5,990
Chattem, Inc. (a)(b)	73,000	3,003
NeoPharm, Inc. (a)(b)	134,300	1,121
Theragenics Corp. (a)	244,600	859
Primary Metal Industries (2.2%)
Aleris International, Inc. (a)	394,827	8,473

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Retail Trade (2.0%)
Sports Authority, Inc. (The) (a)(b)	300,000	$7,980
Savings Institutions (1.6%)
Brookline Bancorp, Inc. (b)	160,000	2,400
Partners Trust Financial Group, Inc.	400,000	4,064
Telecommunications (2.3%)
Citizens Communications Co. (b)	700,000	8,925
Trucking & Warehousing (3.5%)
Overnite Corp.	210,000	6,296
Yellow Roadway Corp. (a)(b)	150,000	7,350
Water Transportation (0.9%)
DryShips, Inc. (a)	220,000	3,491
Wholesale Trade Durable Goods (0.7%)
AM Castle & Co. (a)	219,900	2,628
Wholesale Trade Nondurable Goods (2.1%)
Dean Foods Co. (a)	240,000	8,246
Total Common Stocks (cost: $344,087)		383,938
	Principal	Value
SECURITY LENDING COLLATERAL (17.3%)
Debt (15.0%)
Bank Notes (2.1%)
Bank of America
2.82%, due 05/16/2005	$2,137	$2,137
2.80%, due 06/09/2005 (c)	534	534
2.77%, due 07/18/2005 (c)	2,137	2,137
Canadian Imperial Bank of Commerce 3.02%, due 11/04/2005 (c)	2,137	2,137
Credit Suisse First Boston Corp. 2.88%, due 09/09/2005 (c) 3.06%, due 03/10/2006 (c)	534 534	534 534
Euro Dollar Overnight (2.6%)
Bank of Montreal 2.94%, due 05/04/2005	1,603	1,603
BNP Paribas 2.80%, due 05/05/2005	2,212	2,212
Den Danske Bank 2.93%, due 05/02/2005 2.80%, due 05/06/2005	1,923 1,068	1,923 1,068
Dexia Group 2.80%, due 05/05/2005	943	943
Royal Bank of Canada 2.80%, due 05/04/2005	2,193	2,193
Svenska Handlesbanken 2.80%, due 05/06/2005	352	352

	Principal	Value
Euro Dollar Terms (6.1%)
Bank of Nova Scotia
2.88%, due 05/11/2005	$1,068	$1,068
3.01%, due 05/31/2005	2,988	2,988
Barclays 3.02%, due 06/27/2005	1,904	1,904
BNP Paribas 2.93%, due 06/07/2005	1,710	1,710
Branch Banker & Trust 2.94%, due 06/06/2005	457	457
Calyon 2.93%, due 06/03/2005	1,765	1,765
Citigroup 2.87%, due 06/06/2005	2,218	2,218
Credit Suisse First Boston Corp. 2.91%, due 05/16/2005	2,188	2,188
HSBC Banking/Holdings PLC 3.01%, due 06/23/2005	1,068	1,068
Royal Bank of Scotland 2.94%, due 06/07/2005 2.95%, due 06/10/2005	2,076 1,153	2,076 1,153
Societe Generale 2.80%, due 05/03/2005	2,044	2,044
Toronto Dominion Bank 2.75%, due 05/09/2005 3.01%, due 06/24/2005	1,603 593	1,603 593
UBS AG 2.81%, due 05/03/2005	1,068	1,068
Promissory Notes (1.5%)
Goldman Sachs Group, Inc. 2.99%, due 06/27/2005 3.01%, due 07/27/2005	2,244 3,738	2,244 3,738
Repurchase Agreements (2.7%) (d)
Goldman Sachs Group, Inc. (The) 3.04% Repurchase Agreement dated 04/29/2005 to be repurchased at $4,809 on 05/02/2005	4,808	4,808
Merrill Lynch & Co., Inc. 3.04% Repurchase Agreement dated 04/29/2005 to be repurchased at $5,771 on 05/02/2005	5,769	5,769
	Shares	Value
Investment Companies (2.3%)
Money Market Funds (2.3%)
American Beacon Funds 1-day yield of 2.84%	848,524	$849
BGI Institutional Money Market Fund 1-day yield of 2.93%	5,024,585	5,025

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Money Market Funds (continued)
Merrill Lynch Premier Institutional Fund 1-day yield of 2.65%	1,130,691	$1,131
Merrimac Cash Fund, Premium Class 1-day yield of 2.74% (e)	2,068,017	2,068
Total Security Lending Collateral (cost: $67,842)		67,842
Total Investment Securities (cost: $411,929)		$451,780

SUMMARY:
Investments, at value	115.5%	$451,780
Liabilities in excess of other assets	(15.5)%	(60,761)
Net assets	100.0%	$391,019

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At April 30, 2005, all or a portion of this security is on loan (see Note 1). The value at April 30, 2005, of all securities on loan is $64,805.

(c)  Floating or variable rate note. Rate is listed as of April 30, 2005.

(d)  Cash collateral for the Repurchase Agreements, valued at $10,761, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–8.875% and 06/15/2005–03/15/2035, respectively.

(e)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX Transamerica Small/Mid Cap Value

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $411,929) (including securities loaned of $64,805)	$451,780
Cash	7,544
Receivables:
Investment securities sold	905
Shares of beneficial interest sold	85
Interest	122
Dividends	419
Other	73
460,928
Liabilities:
Investment securities purchased	1,289
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	279
Management and advisory fees	268
Distribution and service fees	152
Transfer agent fees	42
Payable for collateral for securities on loan	67,842
Other	37
69,909
Net Assets	$391,019
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$336,939
Accumulated net investment income (loss)	(39)
Undistributed net realized gain (loss) from investment securities	14,272
Net unrealized appreciation (depreciation) on investment securities	39,847
Net Assets	$391,019
Net Assets by Class:
Class A	$328,292
Class B	43,669
Class C	19,058
Shares Outstanding:
Class A	22,361
Class B	3,054
Class C	1,336
Net Asset Value Per Share:
Class A	$14.68
Class B	14.30
Class C	14.27
Maximum Offering Price Per Share (a):
Class A	$15.53

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$40
Dividends	2,990
Income from loaned securities–net	357
3,387
Expenses:
Management and advisory fees	1,679
Transfer agent fees:
Class A	39
Class B	41
Class C	26
Printing and shareholder reports	10
Custody fees	23
Administration fees	38
Legal fees	11
Audit fees	6
Trustees fees	10
Registration fees:
Class A	18
Class B	8
Class C	14
Distribution and service fees:
Class A	620
Class B	227
Class C	102
Total expenses	2,872
Net Investment Income (Loss)	515
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	15,144
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	8,158
Net Gain (Loss) on Investments	23,302
Net Increase (Decrease) in Net Assets Resulting from Operations	$23,817

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX Transamerica Small/Mid Cap Value

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2005 (unaudited)	October 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$515	$521
Net realized gain (loss) from investment securities	15,144	41,838
Net unrealized appreciation (depreciation) on investment securities	8,158	10,477
	23,817	52,836
Distributions to Shareholders:
From net investment income:
Class A	(1,062)	–
Class C	(12)	–
	(1,074)	–
From net realized gains:
Class A	(9,811)	(24,403)
Class B	(1,261)	(3,352)
Class C	(591)	(378)
Class C2	–	(926)
Class M	–	(487)
	(11,663)	(29,546)
Capital Share Transactions:
Proceeds from shares sold:
Class A	6,152	159,364
Class B	7,050	10,062
Class C	2,826	5,433
Class C2	–	915
Class M	–	1,302
	16,028	177,076
Dividends and distributions reinvested:
Class A	10,826	24,237
Class B	1,149	3,058
Class C	542	343
Class C2	–	809
Class M	–	475
	12,517	28,922
Cost of shares redeemed:
Class A	(33,332)	(16,086)
Class B	(5,728)	(9,142)
Class C	(4,464)	(4,965)
Class C2	–	(6,554)
Class M	–	(2,191)
	(43,524)	(38,938)
Class level exchanges:
Class C	–	16,014
Class C2	–	(10,526)
Class M	–	(5,488)
	–	–

	April 30, 2005 (unaudited)	October 31, 2004
Automatic conversions:
Class A	$114	$60
Class B	(114)	(60)
	–	–
	(14,979)	167,060
Net increase (decrease) in net assets	(3,899)	190,350
Net Assets:
Beginning of period	394,918	204,568
End of period	$391,019	$394,918
Accumulated Net Investment Income (Loss)	$(41)	$520
Share Activity:
Shares issued:
Class A	399	11,172
Class B	471	729
Class C	189	396
Class C2	–	66
Class M	–	95
	1,059	12,458
Shares issued–reinvested from distributions:
Class A	706	1,787
Class B	76	230
Class C	36	26
Class C2	–	61
Class M	–	36
	818	2,140
Shares redeemed:
Class A	(2,125)	(1,144)
Class B	(383)	(666)
Class C	(298)	(367)
Class C2	–	(459)
Class M	–	(160)
	(2,806)	(2,796)
Class level exchanges:
Class C	–	1,197
Class C2	–	(799)
Class M	–	(396)
	–	2
Automatic conversions:
Class A	7	4
Class B	(7)	(4)
	–	–
Net increase (decrease) in shares outstanding:
Class A	(1,013)	11,819
Class B	157	289
Class C	(73)	1,252
Class C2	–	(1,131)
Class M	–	(425)
	(929)	11,804

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX Transamerica Small/Mid Cap Value

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2005)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$14.32	$0.03	$0.80	$0.83	$(0.05)	$(0.42)	$(0.47)	$14.68
	10/31/2004	12.94	0.04	2.56	2.60	–	(1.22)	(1.22)	14.32
	10/31/2003	9.09	(0.11)	3.96	3.85	–	–	–	12.94
	10/31/2002	10.12	(0.07)	(0.96)	(1.03)	–	–	–	9.09
	10/31/2001	10.00	(0.02)	0.14	0.12	–	–	–	10.12
Class B	4/30/2005	13.97	(0.03)	0.78	0.75	– (h)	(0.42)	(0.42)	14.30
	10/31/2004	12.73	(0.06)	2.52	2.46	–	(1.22)	(1.22)	13.97
	10/31/2003	8.98	(0.17)	3.92	3.75	–	–	–	12.73
	10/31/2002	10.08	(0.19)	(0.91)	(1.10)	–	–	–	8.98
	10/31/2001	10.00	(0.05)	0.13	0.08	–	–	–	10.08
Class C	4/30/2005	13.96	(0.05)	0.79	0.74	(0.01)	(0.42)	(0.43)	14.27
	10/31/2004	12.73	(0.01)	2.46	2.45	–	(1.22)	(1.22)	13.96
	10/31/2003	9.01	(0.18)	3.90	3.72	–	–	–	12.73

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	5.66%	$328,292	1.23%	1.23%	0.38%	25%
	10/31/2004	20.61	334,763	1.32	1.32	0.31	81
	10/31/2003	42.35	149,557	1.73	1.73	(1.04)	55
	10/31/2002	(10.18)	45,500	1.85	1.98	(0.88)	22
	10/31/2001	1.20	6,536	1.85	3.56	(0.32)	8
Class B	4/30/2005	5.24	43,669	2.06	2.06	(0.45)	25
	10/31/2004	19.85	40,477	1.97	1.97	(0.43)	81
	10/31/2003	41.76	33,196	2.38	2.38	(1.69)	55
	10/31/2002	(10.91)	24,391	2.50	2.63	(1.53)	22
	10/31/2001	0.80	7,604	2.50	4.21	(0.97)	8
Class C	4/30/2005	5.14	19,058	2.23	2.23	(0.62)	25
	10/31/2004	19.78	19,678	2.07	2.07	(0.02)	81
	10/31/2003	41.29	1,995	2.38	2.38	(1.69)	55

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adiviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX Transamerica Small/Mid Cap Value ("the Fund") commenced operations on April 2, 2001. The inception date for the Fund's offering of share Class C was November 11, 2002.

(h)  Distributions from net investment calculates to less than $0.01 per share.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX Transamerica Small/Mid Cap Value ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on April 2, 2001.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers three classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. On June 15, 2004, Class C2 shares merged into Class C. On September 24, 2004, Class M shares merged into Class C. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2005, of $100 are included in net realized gains in the Statement of Operations.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $154 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Account maintenance fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder's account.

No fee will be charged under the following conditions:

•  accounts opened within the preceding 24 months

•  accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•  accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•  accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•  UTMA/UGMA accounts

•  Fiduciary accounts

•  B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the six months ended April 30, 2005, this fee totaled less than $1. These fees are included in Paid in Capital in the Statement of Assets and Liabilities.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

For six months ended April 30, 2005 , the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$10,361	2.65%
TA IDEX Asset Allocation– Growth Portfolio	94,378	24.14%
TA IDEX Asset Allocation– Moderate Growth Portfolio	122,538	31.34%
TA IDEX Asset Allocation– Moderate Portfolio	69,489	17.77%
Total	$296,766	75.90%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $500 million of ANA
0.75% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.40% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at April 30, 2005.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2005, the underwriter commissions were as follows:

Received by Underwriter	$276
Retained by Underwriter	15
Contingent Deferred Sales Charge	76

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS $124 for the six months ended April 30, 2005.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2005, the value of invested plan amount was $11. Invested plan amounts and the total

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

liability for deferred compensation to the Trustees under the Plan at April 30, 2005, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$104,340
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	126,334
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$412,533
Unrealized Appreciation	$58,200
Unrealized (Depreciation)	(18,953)
Net Unrealized Appreciation (Depreciation)	$39,247

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

11

TA IDEX Transamerica Small/Mid Cap Value

INVESTMENT ADVISORY AGREEMENT – REVIEW AND RENEWAL

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between TA IDEX Transamerica Small Mid/Cap Value (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"). In approving the renewal of this agreement, the Board concluded that the Investment Advisory Agreement enables shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI is capable of providing high quality services to the Fund, as indicated by TFAI's management capabilities demonstrated with respect to the Fund and other funds managed by TFAI, TFAI's management oversight process, and the Fund's strong investment performance. The Board also concluded that TFAI would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's obligations will remain the same in all respects.

The investment performance of the Fund. The Board concluded, based in particular on information provided by Lipper Analytics, that the Fund's investment performance was competitive or superior relative to comparable funds over trailing one-, two-, and three-periods and to the Fund's benchmark index over the past year. The Board also reviewed the Fund's investment performance since the Fund's sub-adviser, Transamerica Investment Management, LLC (the "Sub-Adviser"), was appointed to manage the Fund pursuant to a vote of the Fund's shareholders on February 25, 2004. On the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI was capable of generating a level of long-term investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

The cost of advisory services provided and the level of profitability. On the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Fund, and the estimated profitability of TFAI's relationships with the Fund and TA IDEX, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund and TFAI.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Trustees concluded that inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefit investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Fund assets increases. The Board also concluded that the advisory fees appropriately reflect the Fund's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Fund. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's portfolio brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund which, as demonstrated in the past with the Fund, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

12

TA IDEX Transamerica Small/Mid Cap Value

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:  Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX Transamerica Small/Mid Cap Value

Proposal 2:  Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
23,660,706.795	52,650.721	2,797,259.190

Proposal 3:  Approval of changes to the fundamental investment restrictions of TA IDEX Transamerica Small/Mid Cap Value.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	23,716,995.600	61,771.106	2,731,850.000
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	23,707,296.835	71,469.871	2,731,850.000
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	23,715,896.921	62,869.785	2,731,850.000
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	23,713,860.958	64,905.748	2,731,850.000
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	23,716,813.805	61,952.901	2,731,850.000
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	23,711,555.876	67,210.830	2,731,850.000
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	23,712,940.600	65,826.106	2,731,850.000
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	23,708,181.977	70,584.729	2,731,850.000

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

13

TA IDEX Transamerica Value Balanced

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2004 and held for the entire period until April 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,034.70	1.45%	$7.32
Hypothetical (b)	1,000.00	1,017.60	1.45	7.25
Class B
Actual	1,000.00	1,032.60	2.10	10.58
Hypothetical (b)	1,000.00	1,014.38	2.10	10.49
Class C
Actual	1,000.00	1,032.60	2.20	11.09
Hypothetical (b)	1,000.00	1,013.88	2.20	10.99

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At April 30, 2005

This chart shows the percentage breakdown by asset type of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX Transamerica Value Balanced

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (2.0%) (b)
U.S. Treasury Bond 5.38%, due 02/15/2031 (a)	$938	$1,060
U.S. Treasury Note 4.25%, due 11/15/2014 115 115 4.00%, due 02/15/2015 (a)	300	295
Total U.S. Government Obligations (cost: $1,366)		1,470
U.S. GOVERNMENT AGENCY OBLIGATIONS (13.6%)
Fannie Mae–Conventional Pool
5.00%, due 05/01/2018	161	162
5.00%, due 04/01/2019	171	172
5.50%, due 07/01/2019	156	160
5.50%, due 07/01/2019	808	828
6.00%, due 05/01/2032	340	349
6.00%, due 04/01/2033	417	429
6.00%, due 10/01/2033	222	228
6.00%, due 01/01/2034	249	256
6.00%, due 01/01/2034	303	311
6.00%, due 02/01/2034	1,064	1,093
6.00%, due 06/01/2034	413	424
6.00%, due 08/01/2034	745	766
6.00%, due 10/01/2034	265	272
Freddie Mac–Gold Pool 5.00%, due 04/01/2018 5.50%, due 09/01/2018 5.50%, due 11/01/2018 5.50%, due 12/01/2018 7.00%, due 10/01/2028 6.50%, due 04/01/2029 6.00%, due 03/01/2033 6.00%, due 11/01/2033 6.00%, due 11/01/2033 6.00%, due 12/01/2033	292 103 186 708 111 113 707 271 725 844	295 106 191 726 117 117 726 278 745 867
Ginnie Mae–FHA/VA Pool 6.50%, due 10/15/2027 6.00%, due 06/15/2034	122 333	128 343
Total U.S. Government Agency Obligations (cost: $10,112)		10,089
CORPORATE DEBT SECURITIES (16.2%)
Agriculture (0.1%)
Dole Food Co., Inc. 8.63%, due 05/01/2009	100	105
Amusement & Recreation Services (1.0%)
Harrah's Operating Co., Inc. 5.50%, due 07/01/2010	700	716

	Principal	Value
Beverages (0.2%)
Cia Brasileira de Bebidas 8.75%, due 09/15/2013	$150	$172
Business Credit Institutions (0.4%)
eircom Funding 8.25%, due 08/15/2013	50	54
Textron Financial Corp. 2.69%, due 10/03/2006	250	245
Chemicals & Allied Products (0.1%)
Nalco Co. 7.75%, due 11/15/2011	50	51
Commercial Banks (0.8%)
Abbey National PLC 7.35%, due 06/15/2049 (c)	250	261
BAC Capital Trust VI 5.63%, due 03/08/2035	351	347
Communication (0.1%)
Echostar DBS Corp. 5.75%, due 10/01/2008	75	74
Communications Equipment (0.7%)
Motorola, Inc. 4.61%, due 11/16/2007	500	503
Electric Services (0.3%)
DPL, Inc. 8.25%, due 03/01/2007	212	225
Food Stores (0.5%)
Stater Brothers Holdings, Inc. 8.13%, due 06/15/2012	375	349
Holding & Other Investment Offices (0.9%)
Hutchison Whampoa International, Ltd.–144A 6.25%, due 01/24/2014	275	290
iStar Financial, Inc. 4.88%, due 01/15/2009	375	372
Hotels & Other Lodging Places (1.1%)
Mirage Resorts, Inc. 7.25%, due 08/01/2017	150	153
Park Place Entertainment Corp. 7.00%, due 04/15/2013	75	81
Starwood Hotels & Resorts Worldwide, Inc. 7.38%, due 05/01/2007	600	621
Insurance (1.0%)
International Lease Finance Corp. 5.63%, due 06/01/2007	700	719

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX Transamerica Value Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Metal Mining (0.5%)
Phelps Dodge Corp. 9.50%, due 06/01/2031	$262	$398
Mortgage Bankers & Brokers (0.9%)
Countrywide Home Loans, Inc. 5.50%, due 08/01/2006	700	712
Motion Pictures (0.2%)
Time Warner, Inc. 9.13%, due 01/15/2013	125	157
Oil & Gas Extraction (1.6%)
Chesapeake Energy Corp. 7.00%, due 08/15/2014	200	205
Husky Oil, Ltd. 8.90%, due 08/15/2028 (d)	305	340
Kerr-McGee Corp. 6.95%, due 07/01/2024	173	159
Nexen, Inc. 5.88%, due 03/10/2035	533	514
Personal Credit Institutions (0.7%)
Capital One Bank 5.00%, due 06/15/2009	375	379
General Motors Acceptance Corp. 6.75%, due 01/15/2006	125	126
Petroleum Refining (0.7%)
Amerada Hess Corp. 7.13%, due 03/15/2033	450	506
Primary Metal Industries (0.2%)
Noranda, Inc. 6.00%, due 10/15/2015	125	127
Printing & Publishing (0.8%)
Gannett Co., Inc. 5.50%, due 04/01/2007	500	513
News America Holdings, Inc. 7.75%, due 12/01/2045	65	78
Restaurants (0.2%)
Landry's Restaurants, Inc.–144A 7.50%, due 12/15/2014	150	139
Security & Commodity Brokers (1.3%)
BNP U.S. Funding LLC–144A 7.74%, due 12/29/2049 (e)	250	269
Credit Suisse First Boston (London), Inc.–144A 7.90%, due 05/01/2049 (f)	125	133
E*Trade Financial Corp. 8.00%, due 06/15/2011	150	154
Merrill Lynch & Co., Inc., Series B 6.13%, due 05/16/2006	400	409

	Principal	Value
Telecommunications (1.4%)
Cincinnati Bell, Inc. 8.38%, due 01/15/2014 (a)	$50	$48
SBC Communications, Inc. 5.75%, due 05/02/2006	700	712
Sprint Capital Corp. 4.78%, due 08/17/2006	250	252
Transportation & Public Utilities (0.2%)
Magellan Midstream Partners, LP 6.45%, due 06/01/2014	135	146
Water Transportation (0.3%)
Royal Caribbean Cruises, Ltd. 8.75%, due 02/02/2011	235	263
Total Corporate Debt Securities (cost: $12,115)		12,077
	Shares	Value
COMMON STOCKS (66.7%)
Amusement & Recreation Services (1.9%)
Disney (Walt) Co. (The)	52,200	$1,378
Business Credit Institutions (0.3%)
Fannie Mae	4,500	243
Chemicals & Allied Products (2.2%)
Colgate-Palmolive Co.	7,000	349
du Pont (E.I.) de Nemours & Co.	12,000	565
Praxair, Inc.	16,000	749
Commercial Banks (7.5%)
Bank of America Corp.	31,256	1,408
Citigroup, Inc.	32,540	1,528
PNC Financial Services Group, Inc.	17,000	905
Wachovia Corp.	24,140	1,236
Wells Fargo & Co.	8,100	486
Computer & Data Processing Services (5.4%)
Microsoft Corp.	150,000	3,795
Sun Microsystems, Inc. (g)	51,000	185
Electric Services (0.3%)
Dominion Resources, Inc. (a)	3,000	226
Electronic & Other Electric Equipment (1.3%)
Cooper Industries, Ltd.–Class A	11,000	700
General Electric Co.	8,000	290
Electronic Components & Accessories (0.9%)
Intel Corp.	11,000	259
Texas Instruments, Inc.	17,000	424
Food & Kindred Products (6.5%)
Altria Group, Inc.	50,000	3,250
HJ Heinz Co.	29,000	1,069
Sara Lee Corp.	24,300	520

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX Transamerica Value Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Holding & Other Investment Offices (2.8%)
Plum Creek Timber Co., Inc.	23,000	$794
Rayonier, Inc.	26,000	1,307
Insurance (0.9%)
American International Group, Inc.	13,275	675
Life Insurance (1.1%)
Genworth Financial, Inc.–Class A	29,000	811
Lumber & Wood Products (0.6%)
Louisiana-Pacific Corp. (a)	17,000	418
Motion Pictures (4.1%)
Time Warner, Inc. (g)	183,000	3,076
Oil & Gas Extraction (3.5%)
Anadarko Petroleum Corp.	7,000	511
EOG Resources, Inc.	16,000	761
Schlumberger, Ltd. (a)	19,300	1,320
Paper & Allied Products (1.0%)
Kimberly-Clark Corp.	12,000	749
Petroleum Refining (4.6%)
BP PLC, ADR	25,050	1,526
Exxon Mobil Corp.	14,000	798
Marathon Oil Corp.	13,750	640
Murphy Oil Corp.	5,000	445
Pharmaceuticals (8.6%)
Bristol-Myers Squibb Co.	85,000	2,210
Merck & Co., Inc.	79,500	2,695
Schering-Plough Corp.	72,580	1,515
Primary Metal Industries (0.6%)
Hubbell, Inc.–Class B	10,700	465
Railroads (1.2%)
Union Pacific Corp.	14,000	895
Savings Institutions (2.8%)
Washington Mutual, Inc.	49,890	2,061
Security & Commodity Brokers (4.4%)
Alliance Capital Management Holding, LP	23,700	1,065
Jefferies Group, Inc.	20,000	724
Raymond James Financial, Inc.	40,000	1,079
T. Rowe Price Group, Inc.	8,000	441
Telecommunications (3.2%)
Sprint Corp. (FON Group) (a)	98,000	2,181
Verizon Communications, Inc. (a)	5,000	179
Tobacco Products (1.0%)
Loews Corp.–Carolina Group	23,000	725
Total Common Stocks (cost: $44,519)		49,631

	Principal	Value
SECURITY LENDING COLLATERAL (5.1%)
Debt (4.4%)
Bank Notes (0.6%)
Bank of America
2.82%, due 05/16/2005	$120	$120
2.80%, due 06/09/2005 (h)	30	30
2.77%, due 07/18/2005 (h)	120	120
Canadian Imperial Bank of Commerce 3.02%, due 11/04/2005 (h)	120	120
Credit Suisse First Boston Corp. 2.88%, due 09/09/2005 (h) 3.06%, due 03/10/2006 (h)	30 30	30 30
Euro Dollar Overnight (0.8%)
Bank of Montreal 2.94%, due 05/04/2005	90	90
BNP Paribas 2.80%, due 05/05/2005	124	124
Den Danske Bank 2.93%, due 05/02/2005 2.80%, due 05/06/2005	108 60	108 60
Dexia Group 2.80%, due 05/05/2005	53	53
Royal Bank of Canada 2.80%, due 05/04/2005	123	123
Svenska Handlesbanken 2.80%, due 05/06/2005	20	20
Euro Dollar Terms (1.8%)
Bank of Nova Scotia 2.88%, due 05/11/2005 3.01%, due 05/31/2005	60 168	60 168
Barclays 3.02%, due 06/27/2005	107	107
BNP Paribas 2.93%, due 06/07/2005	96	96
Branch Banker & Trust 2.94%, due 06/06/2005	26	26
Calyon 2.93%, due 06/03/2005	99	99
Citigroup 2.87%, due 06/06/2005	124	124
Credit Suisse First Boston Corp. 2.91%, due 05/16/2005	123	123
HSBC Banking/Holdings PLC 3.01%, due 06/23/2005	60	60
Royal Bank of Scotland 2.94%, due 06/07/2005 2.95%, due 06/10/2005	116 65	116 65

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX Transamerica Value Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Societe Generale 2.80%, due 05/03/2005	$115	$115
Toronto Dominion Bank 2.75%, due 05/09/2005 3.01%, due 06/24/2005	90 33	90 33
UBS AG 2.81%, due 05/03/2005	60	60
Promissory Notes (0.4%)
Goldman Sachs Group, Inc. 2.99%, due 06/27/2005 3.01%, due 07/27/2005	126 210	126 210
Repurchase Agreements (0.8%) (i)
Goldman Sachs Group, Inc. (The) 3.04%, Repurchase Agreement dated 04/29/2005 to be repurchased at $270 on 05/02/2005	270	270
Merrill Lynch & Co., Inc. 3.04%, Repurchase Agreement dated 04/29/2005 to be repurchased at $324 on 05/02/2005	324	324
	Shares	Value
Investment Companies (0.7%)
Money Market Funds (0.7%)
American Beacon Funds 1-day yield of 2.84%	47,644	$48
BGI Institutional Money Market Fund 1-day yield of 2.93%	282,126	282
Merrill Lynch Premier Institutional Fund 1-day yield of 2.65%	63,487	63
Merrimac Cash Fund, Premium Class 1-day yield of 2.74% (j)	116,117	116
Total Security Lending Collateral (cost: $3,809)		3,809
Total Investment Securities (cost: $71,921)		$77,076
	Contracts (k)	Value
WRITTEN OPTIONS (–0.4%)
Covered Call Options (–0.1%)
American International Group, Inc.	130	$(21)
Call Strike $60.00
Expires 11/19/2005
Louisiana-Pacific Corp. Call Strike $30.00 Expires 05/21/2005	70	– (l)
Louisiana-Pacific Corp. Call Strike $30.00 Expires 08/20/2005	80	(3)

	Contracts (k)	Value
Covered Call Options (continued)
Raymond James Financial, Inc.	100	$(8)
Call Strike $30.00
Expires 11/19/2005
Schering-Plough Corp. Call Strike $22.50 Expires 01/21/2006	175	(24)
Sprint Corp. (FON Group) Call Strike $27.50 Expires 08/20/2005	200	(3)
Put Options (–0.3%)
Altria Group, Inc. Put Strike $40.00 Expires 01/21/2006	100	(6)
Bristol-Myers Squibb Co. Put Strike $22.50 Expires 09/17/2005	80	(3)
Bristol-Myers Squibb Co. Put Strike $20.00 Expires 01/21/2006	150	(6)
Colgate-Palmolive Co. Put Strike $45.00 Expires 01/21/2006	80	(14)
Duke Energy Put Strike $15.00 Expires 01/21/2006	20	– (l)
General Electric Co. Put Strike $35.00 Expires 09/17/2005	165	(17)
Genworth Financial, Inc. Put Strike $25.00 Expires 06/18/2005	300	(3)
GlobalSantaFe Corp. Put Strike $30.00 Expires 07/16/2005	175	(11)
GlobalSantaFe Corp. Put Strike $27.50 Expires 07/16/2005	100	(2)
GlobalSantaFe Corp. Put Strike $32.50 Expires 07/16/2005	170	(24)
HJ Heinz Co. Put Strike $35.00 Expires 01/21/2006	90	(12)
Merck & Co., Inc. Put Strike $40.00 Expires 01/21/2006	100	(70)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX Transamerica Value Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Contracts (k)	Value
Put Options (continued)
PNC Financial Services Group, Inc.	130	$(12)
Put Strike $47.50
Expires 11/19/2005
Sara Lee Corp. Put Strike $22.50 Expires 07/16/2005	80	(11)
Sara Lee Corp. Put Strike $20.00 Expires 01/21/2006	80	(6)
Schering-Plough Corp. Put Strike $15.00 Expires 01/21/2006	100	(3)
Sun Microsystems, Inc. Put Strike $4.00 Expires 07/16/2005	270	(15)

	Contracts (k)	Value
Put Options (continued)
Union Pacific Corp.	25	$(2)
Put Strike $55.00
Expires 08/20/2005
Washington Mutual, Inc. Put Strike $30.00 Expires 01/21/2006	220	(8)
Total Written Options (premiums: –$397)		(284)
SUMMARY:
Investments, at value	103.6%	$77,076
Written options	(0.4)%	(284)
Liabilities in excess of other assets	(3.2)%	(2,396)
Net assets	100.0%	$74,396

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  At April 30, 2005, all or a portion of this security is on loan (see Note 1). The value at April 30, 2005, of all securities on loan is $3,697.

(b)  Substantially all of the Fund's securities (excluding securities lending) are memo pledged as collateral by the custodian for the listed short index option contracts written by the Fund (see Note 1).

(c)  Abbey National PLC has a fixed coupon rate 7.35% until 10/15/2006, thereafter the coupon rate will reset every 5 years at the 5-year current month treasury + 178BP, if not called.

(d)  Husky Oil, Ltd. has a fixed coupon rate of 8.90% until 8/15/2008, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 550BP, if not called.

(e)  BNP U.S. Funding LLC –144A has a fixed coupon rate 7.74% until 12/05/2007, thereafter the coupon rate will reset quarterly at the 1-week US$ LIBOR + 280BP, if not called.

(f)  Credit Suisse First Boston (London), Inc.,–144A has a fixed coupon rate 7.90% until 05/01/2007, thereafter the coupon rate will reset every 5 years at the 5-year current month treasury + 200BP, if not called.

(g)  No dividends were paid during the preceding twelve months.

(h)  Floating or variable rate note. Rate is listed as of April 30, 2005.

(i)  Cash collateral for the Repurchase Agreements, valued at $604, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–8.875% and 06/15/2005–03/15/2035, respectively.

(j)  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

(k)  Contract amounts are not in thousands.

(l)  Value is less than $1.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities aggregated $831 or 1.1% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX Transamerica Value Balanced

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $71,921) (including securities loaned of $3,697)	$77,076
Cash	1,290
Receivables:
Investment securities sold	105
Shares of beneficial interest sold	10
Interest	282
Dividends	68
Other	14
78,845
Liabilities:
Investment securities purchased	107
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	55
Management and advisory fees	70
Distribution and service fees	43
Transfer agent fees	41
Payable for collateral for securities on loan	3,809
Written options (premiums $397)	284
Other	40
4,449
Net Assets	$74,396
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$72,274
Undistributed net investment income (loss)	73
Accumulated net realized gain (loss) from investment securities and written option contracts	(3,215)
Net unrealized appreciation (depreciation) on: Investment securities	5,151
Written option contracts	113
Net Assets	$74,396
Net Assets by Class:
Class A	$34,613
Class B	26,670
Class C	13,113
Shares Outstanding:
Class A	2,990
Class B	2,311
Class C	1,137
Net Asset Value Per Share:
Class A	$11.57
Class B	11.54
Class C	11.54
Maximum Offering Price Per Share (a):
Class A	$12.24

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2005
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$688
Dividends	923
Income from loaned securities–net	4
1,615
Expenses:
Management and advisory fees	288
Transfer agent fees:
Class A	42
Class B	34
Class C	17
Printing and shareholder reports	28
Custody fees	14
Administration fees	7
Legal fees	2
Audit fees	2
Trustees fees	2
Registration fees:
Class C	9
Distribution and service fees:
Class A	64
Class B	141
Class C	69
Total expenses	719
Reimbursement of class expenses:
Class C	(5)
Net expenses	714
Net Investment Income (Loss)	901
Net Realized Gain (Loss) from:
Investment securities	522
Written option contracts	535
1,057
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	811
Written option contracts	51
862
Net Gain (Loss) on Investments and Written Option Contracts	1,919
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,820

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX Transamerica Value Balanced

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2005 (unaudited)	October 31, 2004
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$901	$626
Net realized gain (loss) from investment securities and written options	1,057	6,043
Net unrealized appreciation (depreciation) on investment securities and written options	862	(3,025)
	2,820	3,644
Distributions to Shareholders:
From net investment income:
Class A	(441)	(371)
Class B	(249)	(186)
Class C	(126)	(38)
Class C2	–	(17)
Class M	–	(45)
	(816)	(657)
From net realized gains:
Class A	(2,499)	–
Class B	(1,957)	–
Class C	(975)	–
	(5,431)	–
Capital Share Transactions:
Proceeds from shares sold:
Class A	1,551	5,521
Class B	1,106	3,631
Class C	471	1,973
Class C2	–	471
Class M	–	328
	3,128	11,924
Proceeds from fund acquisition:
Class A	–	28,033
Class B	–	16,163
Class C	–	384
Class C2	–	2,604
Class M	–	3,202
	–	50,386
Dividends and distributions reinvested:
Class A	2,881	359
Class B	2,123	180
Class C	1,060	36
Class C2	–	16
Class M	–	43
	6,064	634
Cost of shares redeemed:
Class A	(6,182)	(10,214)
Class B	(4,197)	(4,870)
Class C	(2,077)	(1,054)
Class C2	–	(803)
Class M	–	(921)
	(12,456)	(17,862)
Class level exchanges:
Class C	–	12,159
Class C2	–	(6,063)
Class M	–	(6,096)
	–	–

	April 30, 2005 (unaudited)	October 31, 2004
Automatic conversions:
Class A	$559	$572
Class B	(559)	(572)
	–	–
	(3,264)	45,082
Net increase (decrease) in net assets	(6,691)	48,069
Net Assets:
Beginning of period	81,087	33,018
End of period	$74,396	$81,087
Undistributed Net Investment Income (Loss)	$73	$(12)
Share Activity:
Shares issued:
Class A	130	467
Class B	94	309
Class C	40	166
Class C2	–	40
Class M	–	26
	264	1,008
Shares issued on fund acquisition:
Class A	–	2,371
Class B	–	1,372
Class C	–	33
Class C2	–	221
Class M	–	271
	–	4,268
Shares issued–reinvested from distributions:
Class A	244	30
Class B	180	15
Class C	90	3
Class C2	–	1
Class M	–	4
	514	53
Shares redeemed:
Class A	(519)	(858)
Class B	(352)	(411)
Class C	(176)	(89)
Class C2	–	(67)
Class M	–	(77)
	(1,047)	(1,502)
Class level exchanges:
Class C	–	1,024
Class C2	–	(513)
Class M	–	(509)
	–	2
Automatic conversions:
Class A	47	48
Class B	(47)	(48)
	–	–
Net increase (decrease) in shares outstanding:
Class A	(98)	2,058
Class B	(125)	1,237
Class C	(46)	1,137
Class C2	–	(318)
Class M	–	(285)
	(269)	3,829

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX Transamerica Value Balanced

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2005)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$12.11	$0.16	$0.29	$0.45	$(0.15)	$(0.84)	$(0.99)	$11.57
	10/31/2004	11.49	0.18	0.61	0.79	(0.17)	–	(0.17)	12.11
	10/31/2003	9.69	0.18	1.83	2.01	(0.21)	–	(0.21)	11.49
	10/31/2002	11.67	0.18	(1.65)	(1.47)	(0.16)	(0.35)	(0.51)	9.69
	10/31/2001	12.75	0.26	(0.51)	(0.25)	(0.26)	(0.57)	(0.83)	11.67
	10/31/2000	11.79	0.30	1.01	1.31	(0.35)	–	(0.35)	12.75
Class B	4/30/2005	12.07	0.12	0.30	0.42	(0.11)	(0.84)	(0.95)	11.54
	10/31/2004	11.46	0.10	0.61	0.71	(0.10)	–	(0.10)	12.07
	10/31/2003	9.69	0.11	1.80	1.91	(0.14)	–	(0.14)	11.46
	10/31/2002	11.66	0.11	(1.65)	(1.54)	(0.08)	(0.35)	(0.43)	9.69
	10/31/2001	12.74	0.18	(0.50)	(0.32)	(0.19)	(0.57)	(0.76)	11.66
	10/31/2000	11.78	0.23	1.01	1.24	(0.28)	–	(0.28)	12.74
Class C	4/30/2005	12.07	0.11	0.31	0.42	(0.11)	(0.84)	(0.95)	11.54
	10/31/2004	11.46	0.11	0.60	0.71	(0.10)	–	(0.10)	12.07
	10/31/2003	9.71	0.12	1.77	1.89	(0.14)	–	(0.14)	11.46

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	3.47%	$34,613	1.45%	1.45%	2.66%	28%
	10/31/2004	6.99	37,393	1.55	1.63	1.50	122
	10/31/2003	21.04	11,832	1.55	2.20	1.75	50
	10/31/2002	(13.20)	11,020	1.55	1.89	1.56	82
	10/31/2001	(2.13)	13,880	1.55	1.95	2.04	50
	10/31/2000	11.43	9,850	1.55	2.02	2.50	28
Class B	4/30/2005	3.26	26,670	2.10	2.10	2.01	28
	10/31/2004	6.23	29,409	2.20	2.30	0.81	122
	10/31/2003	19.98	13,744	2.20	2.85	1.10	50
	10/31/2002	(13.72)	12,038	2.20	2.54	0.91	82
	10/31/2001	(2.74)	16,180	2.20	2.60	1.39	50
	10/31/2000	10.76	9,193	2.20	2.67	1.85	28
Class C	4/30/2005	3.26	13,113	2.20	2.26	1.92	28
	10/31/2004	6.31	14,285	2.20	2.39	0.78	122
	10/31/2003	19.73	530	2.20	2.86	1.10	50

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less that one year are not annualized.

(d)  Per share information is calculated based on average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003, 10/31/2004 and 04/30/2005.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any, and include the recapture of previously waived expenses (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers, reimbursements by the investment adviser and recapture of previously waived expenses.

(g)  The inception date for the Fund's offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX Transamerica Value Balanced

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX Transamerica Value Balanced ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on October 1, 1995.

On May 28, 2004, the Fund acquired all of the net assets of TA IDEX LKCM Strategic Total Return pursuant to a plan of reorganization. TA IDEX Transamerica Value Balanced is the accounting survivor. The acquisition was accomplished by a tax free exchange of 4,268 shares of the Fund for 2,942 shares of TA IDEX LKCM Strategic Total Return outstanding on May 27, 2004. TA IDEX LKCM Strategic Total Return's net assets at that date, $50,386, including $6,071 unrealized depreciation, were combined with those of the Fund. The aggregate net asset of the TA IDEX Transamerica Value Balanced immediately before the acquisition was $37,187. The combined net assets of the Fund immediately after the acquisition was $87,573. Proceeds in connection with the acquisition were as follows:

	Shares	Amount
Proceeds in connection with the acquisition
Class A	2,371	$28,033
Class B	1,372	16,163
Class C	33	384
Class C2	221	2,604
Class M	271	3,202
		$50,386

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers three classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. On June 15, 2004, Class C2 shares merged into Class C. On September 24, 2004, Class M shares merged into Class C. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX Transamerica Value Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2005, of $8 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $2 of program income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

While a security is on loan, the Fund does not have the right to vote that security. However, if time permits, the Fund will attempt to recall a security on loan and vote the proxy.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Option contracts: The Fund may enter into options contracts to manage exposure to market fluctuations. Options are valued at the average of the bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are imperfect correlation between the change in value of the securities held and the prices of the options contracts; the possibility of an illiquid market and inability of the counterparty to meet the contracts terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount is subsequently marked-to-market to reflect the current value of the option written.

The underlying face amounts of open option contracts at April 30, 2005, are listed in the Schedule of Investments.

Transactions in written call and put options were as follows:

	Premium	Contracts*
Beginning Balance October 31, 2004	$837	6,025
Sales	346	3,200
Closing Buys	(53)	(555)
Expirations	(535)	(3,855)
Exercised	(198)	(1,625)
Balance at April 30, 2005	$397	3,190

*  Contracts not in thousands

Account maintenance fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder's account.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

11

TA IDEX Transamerica Value Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

No fee will be charged under the following conditions:

•  accounts opened within the preceding 24 months

•  accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•  accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•  accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•  UTMA/UGMA accounts

•  Fiduciary accounts

•  B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the six months ended April 30, 2005, this fee totaled $5. These fees are included in Paid in Capital in the Statement of Assets and Liabilities.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

For the six months ended April 30, 2005, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.75% of the first $500 million of ANA
0.65% of the next $500 million of ANA
0.60% of ANA over $1 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.20% Expense Limit

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2005, the underwriter commissions were as follows:

Received by Underwriter	$76
Retained by Underwriter	6
Contingent Deferred Sales Charge	30

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

12

TA IDEX Transamerica Value Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS $114 for the six months ended April 30, 2005.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2005, the value of invested plan amount was $14. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2005, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$16,615
U.S. Government	4,869
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	20,562
U.S. Government	6,933

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$72,147
Unrealized Appreciation	$6,227
Unrealized (Depreciation)	(1,298)
Net Unrealized Appreciation (Depreciation)	$4,929

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

13

TA IDEX Transamerica Value Balanced

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on October 6, 2004, the Board considered and approved the renewal for a one-year period of the Investment Advisory Agreement between TA IDEX Transamerica Value Balance (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Transamerica Investment Management, LLC (the "Sub-Adviser"). In approving the renewal of these agreements, the Board concluded that the Investment Advisory and Investment Sub-Advisory Agreements enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by TFAI's management capabilities demonstrated with respect to the Fund and other funds managed by TFAI, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Board also concluded that TFAI and the Sub-Adviser would provide the same quality and quantity of investment management and related services as before, that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain the same in all respects.

The investment performance of the Fund. The Board, based in particular on information provided by Lipper Analytics, concluded that the Fund's long-term investment performance was competitive relative to comparable funds over trailing two- and five-year periods and to the Fund's benchmark index over a five-year period. While the Board noted that the Fund's recent investment performance had lagged and decided to monitor the Fund's performance going forward, on the basis of the Trustees' assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability. Overall, on the basis of the Board's review of the fees to be charged by TFAI and the Sub-Adviser for investment advisory and related services, TFAI's financial statements, the fees paid by TFAI to the Sub-Adviser, TFAI's estimated net management income resulting from its management of the Fund, the estimated profitability of TFAI's relationships with the Fund and TA IDEX, TFAI's limitation and fee waiver arrangement for the Fund, and the estimated profitability of the Sub-Adviser's relationship with the Fund, the Board concluded that the level of investment advisory fees and the profitability is appropriate in light of the entirety of the services provided and the anticipated profitability of the relationship between the Fund, TFAI and the Sub-Adviser. On the basis of comparative information supplied by Lipper Analytics, the Board concluded that the level of advisory fees is appropriate, but estimated that overall expense of the Fund were relatively higher than certain industry averages and undertook to monitor Fund expenses closely.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Trustees concluded that inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefited investors by realizing economies of scale in the form of a lower advisory fee rate as the level of Fund assets increases. The Board also concluded that the advisory fees appropriately reflect the Fund's current size, the current economic environment for TFAI, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of advisory fees payable to TFAI and the Sub-Adviser in the future.

Benefits (such as soft dollars) to TFAI or the Sub-Adviser from its relationship with the Fund. The Board concluded that other benefits derived by TFAI or the Sub-Adviser from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's portfolio brokerage transactions.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund which, as demonstrated in the past with the Fund, may result in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

14

TA IDEX Transamerica Value Balanced

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:  Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX Transamerica Value Balanced

Proposal 2:  Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
3,538,387.847	46,336.145	1,077,395.281

Proposal 3:  Approval of changes to the fundamental investment restrictions of TA IDEX Transamerica Value Balanced.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	3,587,878.942	54,200.331	1,020,040.000
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	3,584,908.196	57,171.077	1,020,040.000
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	3,583,742.380	58,336.893	1,020,040.000
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	3,589,529.396	52,549.877	1,020,040.000
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	3,589,529.396	52,549.877	1,020,040.000
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	3,585,610.041	56,469.232	1,020,040.000
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	3,588,855.164	53,224.109	1,020,040.000
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	3,575,325.168	66,754.105	1,020,040.000

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

15

TA IDEX UBS Large Cap Value

GRAPHIC PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2005
(unaudited)

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX UBS Large Cap Value

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (97.6%)
Aerospace (3.2%)
Lockheed Martin Corp.	47,800	$2,913
Northrop Grumman Corp.	34,100	1,870
Business Credit Institutions (2.8%)
Freddie Mac	67,300	4,140
Business Services (1.3%)
Omnicom Group, Inc.	23,600	1,956
Commercial Banks (21.9%)
Bank of America Corp.	62,000	2,792
Citigroup, Inc.	151,300	7,105
Fifth Third Bancorp	50,600	2,201
JPMorgan Chase & Co.	193,500	6,867
Mellon Financial Corp.	112,400	3,112
Northern Trust Corp.	40,300	1,815
PNC Financial Services Group, Inc.	50,700	2,699
Wells Fargo & Co.	101,300	6,072
Communication (2.1%)
Viacom, Inc.–Class B	88,800	3,074
Computer & Data Processing Services (1.3%)
Microsoft Corp.	78,200	1,978
Computer & Office Equipment (1.1%)
Hewlett-Packard Co.	83,000	1,699
Electric Services (6.1%)
American Electric Power Co., Inc.	83,900	2,955
FirstEnergy Corp.	73,400	3,194
Pepco Holdings, Inc.	66,800	1,448
Sempra Energy	36,000	1,454
Electric, Gas & Sanitary Services (2.8%)
Exelon Corp.	67,800	3,356
NiSource, Inc.	32,500	755
Food Stores (2.7%)
Albertson's, Inc.	110,700	2,191
Kroger Co. (a)	113,100	1,784
Furniture & Fixtures (3.1%)
Johnson Controls, Inc.	33,300	1,827
Masco Corp.	87,500	2,755
Industrial Machinery & Equipment (2.4%)
Baker Hughes, Inc.	5,100	225
Illinois Tool Works, Inc.	40,100	3,361
Insurance (6.5%)
AFLAC, Inc.	41,100	1,671
Allstate Corp. (The)	46,700	2,623

	Shares	Value
Insurance (continued)
American International Group, Inc.	26,900	$1,368
UnitedHealth Group, Inc.	42,400	4,007
Insurance Agents, Brokers & Service (1.7%)
Hartford Financial Services Group, Inc. (The)	34,900	2,526
Lumber & Construction Materials (2.0%)
Martin Marietta Materials, Inc.	55,500	3,052
Motion Pictures (2.2%)
Time Warner, Inc. (a)	194,600	3,271
Paper & Allied Products (1.1%)
Kimberly-Clark Corp.	26,100	1,630
Petroleum Refining (8.0%)
Exxon Mobil Corp.	116,300	6,633
Marathon Oil Corp.	113,900	5,304
Pharmaceuticals (7.9%)
Bristol-Myers Squibb Co.	63,100	1,641
Cephalon, Inc. (a)	29,100	1,278
Johnson & Johnson	47,700	3,274
Medco Health Solutions, Inc. (a)	42,900	2,187
Wyeth	77,700	3,492
Printing & Publishing (0.8%)
Tribune Co.	33,000	1,274
Radio & Television Broadcasting (2.0%)
IAC/InterActive Corp. (a)	73,900	1,607
Univision Communications, Inc.–Class A (a)	51,200	1,346
Railroads (3.0%)
Burlington Northern Santa Fe Corp.	48,600	2,345
CSX Corp.	53,900	2,163
Retail Trade (0.6%)
Office Depot, Inc. (a)	46,600	912
Security & Commodity Brokers (4.4%)
Morgan Stanley	125,300	6,593
Telecommunications (5.0%)
Nextel Communications, Inc.–Class A (a)	163,600	4,579
SBC Communications, Inc.	122,600	2,918
Variety Stores (1.6%)
Costco Wholesale Corp.	58,800	2,386
Total Common Stocks (cost: $146,101)		145,678
Total Investment Securities (cost: $146,101)		$145,678
SUMMARY:
Investments, at value	97.6%	$145,678
Other assets in excess of liabilities	2.4%	3,616
Net assets	100.0%	$149,294

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX UBS Large Cap Value

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $146,101)	$145,678
Cash	3,200
Receivables:
Investment securities sold	420
Shares of beneficial interest sold	493
Interest	6
Dividends	284
150,081
Liabilities:
Investment securities purchased	676
Accounts payable and accrued liabilities:
Management and advisory fees	89
Distribution and service fees	17
Other	5
787
Net Assets	$149,294
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$148,853
Undistributed net investment income (loss)	426
Undistributed net realized gain (loss) from investment securities	438
Net unrealized appreciation (depreciation) on investment securities	(423)
Net Assets	$149,294
Net Assets by Class:
Class A	$62,124
Class I	87,170
Shares Outstanding:
Class A	6,065
Class I	8,509
Net Asset Value and Offering Price Per Share:
Class A	$10.24
Class I	10.24

STATEMENT OF OPERATIONS
For the period ended April 30, 2005 (a)
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$35
Dividends	877
912
Expenses:
Management and advisory fees	373
Printing and shareholder reports	2
Custody fees	11
Administration fees	8
Legal fees	2
Audit fees	6
Trustees fees	1
Other	2
Distribution and service fees:
Class A	25
Total expenses	430
Less:
Reimbursement of class expenses: Class A	(16)
Net expenses	414
Net Investment Income (Loss)	498
Net Realized and Unrealized Gain (Loss):
Realized Gain (Loss) from investment securities	438
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(423)
Net Gain (Loss) on Investments	15
Net Increase (Decrease) in Net Assets Resulting from Operations	$513

(a)  TA IDEX UBS Large Cap Value ("the Fund") commenced operations on November 8, 2004. The inception date for the Fund's offering of share Class A was March 1, 2005.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX UBS Large Cap Value

STATEMENT OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

April 30, 2005 (a) (unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$498
Net realized gain (loss) from investment securities	438
Net unrealized appreciation (depreciation) on investment securities	(423)
513
Distributions to Shareholders:
From net investment income:
Class I	(72)
(72)
Capital Share Transactions:
Proceeds from shares sold:
Class A	62,868
Class I	85,913
148,781
Dividends and distributions reinvested:
Class I	72
72
148,853
Net increase (decrease) in net assets	149,294
Net Assets:
Beginning of period	–
End of period	$149,294
Undistributed Net Investment Income (Loss)	$426
Share Activity:
Shares issued:
Class A	6,065
Class I	8,502
14,567
Shares issued–reinvested from distributions:
Class I	7
7
Net increase (decrease) in shares outstanding:
Class A	6,065
Class I	8,509
14,574

(a)  TA IDEX UBS Large Cap Value ("the Fund") commenced operations on November 8, 2004. The inception date for the Fund's offering of share Class A was March 1, 2005.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX UBS Large Cap Value

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2005)

		For a share of beneficial interest outstanding throughout the period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$10.43	$0.02	$(0.21)	$(0.19)	$–	$–	$–	$10.24
Class I	4/30/2005	10.00	0.06	0.19	0.25	(0.01)	–	(0.01)	10.24

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	(1.82)%	$62,124	1.05%	1.28%	1.09%	26%
Class I	4/30/2005	2.49	87,170	0.92	0.92	1.14	26

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on a initial purchase. Periods of less than one year are not annualized

(d)  Per share information is caluclated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX UBS Large Cap Value ("the Fund") commenced operations on November 8, 2004. The inception dates for the Fund's offering of share Class A was March 1, 2005.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX UBS Large Cap Value

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX UBS Large Cap Value ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on November 8, 2004.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, Class A and Class I, each with a public offering price that reflects different sales charges, if any, and expense levels. The initial sales charge currently is waived as this Fund is available for investment only by certain strategic asset allocation funds. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period from inception through April 30, 2005, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the period from inception through April 30, 2005, of $37 are included in net realized gains in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

For the period from inception through April 30, 2005, the Fund received no redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX UBS Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (ie: through the Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (f/k/a AEGON/Transamerica Series Fund, Inc.) asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation – Conservative Portfolio	$9,452	6.33%
TA IDEX Asset Allocation – Moderate Portfolio	52,633	35.25%
Asset Allocation – Conservative Portfolio	22,890	15.33%
Asset Allocation – Growth Portfolio	64,228	43.02%
Total	$149,203	99.93%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.85% of the first $200 million of ANA
0.80% of the next $550 million of ANA
0.75% of the next $250 million of ANA
0.70% of ANA over $1 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses exceed the following stated annual limit:

1.05% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at April 30, 2005.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class I	N/A

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS less than $1 for the period from inception through April 30, 2005.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the period from inception through April 30, 2005, were $10.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period from inception through April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$168,226
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	22,526
U.S. Government	–

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX UBS Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$146,101
Unrealized Appreciation	$3,678
Unrealized (Depreciation)	(4,101)
Net Unrealized Appreciation (Depreciation)	$(423)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX UBS Large Cap Value

A discussion regarding the basis of Transamerica IDEX Mutual Fund's Board of Trustees' approval of the fund's advisory arrangements will be available in the fund's annual report for the fiscal year ending October 31, 2005.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX UBS Large Cap Value

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:   Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX UBS Large Cap Value

Proposal 2:   Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
1,977,954.901	0	0

Proposal 3:   Approval of changes to the fundamental investment restrictions of TA IDEX UBS Large Cap Value.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	1,977,954.901	0	0
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	1,977,954.901	0	0
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	1,977,954.901	0	0
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	1,977,954.901	0	0
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	1,977,954.901	0	0
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	1,977,954.901	0	0
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	1,977,954.901	0	0
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	1,977,954.901	0	0

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX Van Kampen Emerging Markets Debt

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Region
At April 30, 2005
(unaudited)

This chart shows the percentage breakdown by region of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX Van Kampen Emerging Markets Debt

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (80.5%)
Argentine Republic 11.75%, due 04/07/2009 (a)	$4,000	$1,160
11.75%, due 06/15/2015 (a)	1,650	470
82.33%, due 04/10/2049 (a)	1,100	319
Malaysia Government 8.75%, due 06/01/2009	7,350	8,493
7.50%, due 07/15/2011	2,200	2,524
Republic of Brazil 14.50%, due 10/15/2009	4,350	5,546
8.00%, due 04/15/2014	6,861	6,809
10.50%, due 07/14/2014	2,600	2,918
8.88%, due 10/14/2019	650	640
4.25%, due 04/15/2024 (b)	2,400	2,196
6.00%, due 04/15/2024 (b)	450	414
8.88%, due 04/15/2024	1,800	1,759
11.00%, due 08/17/2040	660	748
Republic of Bulgaria 8.25%, due 01/15/2015	2,100	2,599
Republic of Colombia 9.75%, due 04/09/2011	1,630	1,808
11.75%, due 02/25/2020	980	1,191
10.38%, due 01/28/2033	420	453
Republic of Ecuador 8.00%, due 08/15/2030 (c)	3,350	2,680
Republic of Nigeria 6.25%, due 11/15/2020	2,250	2,137
Republic of Panama 9.63%, due 02/08/2011	1,380	1,618
10.75%, due 05/15/2020	780	1,014
8.88%, due 09/30/2027	2,050	2,296
9.38%, due 04/01/2029	700	826
Republic of Peru 9.88%, due 02/06/2015	2,000	2,347
8.38%, due 05/03/2016	950	1,016
Republic of the Philippines 8.88%, due 03/17/2015	4,650	4,696
10.63%, due 03/16/2025	450	485
9.50%, due 02/02/2030	2,730	2,675
Republic of Turkey 11.50%, due 01/23/2012	1,800	2,183
11.00%, due 01/14/2013	3,000	3,593
Republic of Venezuela 10.75%, due 09/19/2013	2,850	3,185
8.50%, due 10/08/2014	1,350	1,330
9.25%, due 09/15/2027	1,130	1,114
9.38%, due 01/13/2034	1,300	1,286

	Principal	Value
Russian Federation 8.25%, due 03/31/2010	$2,400	$2,625
11.00%, due 07/24/2018	4,300	6,140
12.75%, due 06/24/2028	4,520	7,724
5.00%, due 03/31/2030 (d)	3,190	3,392
State of Qatar 9.75%, due 06/15/2030	400	594
Ukraine Government 6.37%, due 08/05/2009 (b)	1,800	1,933
United Mexican States 10.38%, due 02/17/2009	2,600	3,076
8.38%, due 01/14/2011	5,900	6,753
8.13%, due 12/30/2019	3,360	3,935
11.50%, due 05/15/2026	3,150	4,820
8.30%, due 08/15/2031	2,810	3,291
Total Foreign Government Obligations (cost: $119,816)		118,811
CORPORATE DEBT SECURITIES (13.9%)
Commercial Banks (0.5%)
Banque Centrale de Tunisie 7.38%, due 04/25/2012	600	679
Mortgage Bankers & Brokers (2.8%)
Aries Vermoegensverwaltungs 9.60%, due 10/25/2014	3,250	4,129
Oil & Gas Extraction (7.7%)
Empresa Nacional de Petroleo 6.75%, due 11/15/2012	2,150	2,359
Pemex Project Funding Master Trust 4.31%, due 06/15/2010 (b)	1,950	2,015
9.13%, due 10/13/2010	2,750	3,190
Pemex Project Funding Master Trust-144A 9.50%, due 09/15/2027	3,070	3,813
Security & Commodity Brokers (2.9%)
Citigroup Global Markets Holdings, Inc.-144A 0.00%, due 04/13/2006	1,600	1,843
0.00%, due 05/25/2006	2,500	2,434
Total Corporate Debt Securities (cost: $20,237)		20,462
Total Investment Securities (cost: $140,053)		$139,273
SUMMARY:
Investments, at value	94.4%	$139,273
Other assets in excess of liabilities	5.6%	8,319
Net assets	100.0%	$147,592

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX Van Kampen Emerging Markets Debt

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

FUTURES CONTRACTS (e):
	Contracts	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
US 2 Year Note (CBT)	135	06/30/2005	$28,040	$(52)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  Securities are currently in default on interest payments.

(b)  Floating or variable rate note. Rate is listed as of April 30, 2005.

(c)  Securities are stepbonds. Republic of Ecuador has a coupon rate of 8.00% until 08/15/2005 and a coupon rate of 9.00% from 8/15/2005 until 8/15/2006; thereafter the coupon rate will become 10.00%.

(d)  Securities are stepbonds. Russian Federation has a coupon rate of 5.00% until 03/31/2007, thereafter the coupon rate will become 7.50%.

(e)  At April 30, 2005, the Fund has cash in the amount of $70, segregated with the custodian to cover margin requirements for open futures contracts.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities aggregated $8,090 or 5.5% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX Van Kampen Emerging Markets Debt

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $140,053)	$139,273
Cash	7,934
Receivables:
Shares of beneficial interest sold	436
Interest	2,296
Variation margin	34
149,973
Liabilities:
Investment securities purchased	1,999
Accounts payable and accrued liabilities:
Management and advisory fees	95
Distribution and service fees	20
Dividends to shareholders	260
Other	7
2,381
Net Assets	$147,592
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$148,567
Accumulated net investment income (loss)	(23)
Accumulated net realized gain (loss) from investment securities and futures contracts	(120)
Net unrealized appreciation (depreciation) on:
Investment securities	(780)
Futures contracts	(52)
Net Assets	$147,592
Net Assets by Class:
Class A	$75,576
Class I	72,016
Shares Outstanding:
Class A	7,558
Class I	7,199
Net Asset Value and Offering Price Per Share:
Class A	$10.00
Class I	10.00

STATEMENT OF OPERATIONS
For the period ended April 30, 2005 (a)
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$1,968
Expenses:
Management and advisory fees	297
Printing and shareholder reports	4
Custody fees	20
Administration fees	6
Legal fees	1
Audit fees	8
Trustees fees	1
Distribution and service fees:
Class A	28
Total expenses	365
Less:
Class expense reimbursement:
Class A	(20)
Net expenses	345
Net Investment Income (Loss)	1,623
Net Realized Gain (Loss) from:
Investment securities	(121)
Futures contracts	1
(120)
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(780)
Futures contracts	(52)
(832)
Net Gain (Loss) on Investments and Futures Contracts	(952)
Net Increase (Decrease) in Net Assets Resulting from Operations	$671

(a)  TA IDEX Van Kampen Emerging Markets Debt ("the Fund") commenced operations on November 8, 2004. The inception date for the Fund's offering of share Class A was March 1, 2005.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX Van Kampen Emerging Markets Debt

STATEMENT OF CHANGES IN NET ASSETS

For the period ended
(all amounts in thousands)

April 30, 2005 (a) (unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$1,623
Net realized gain (loss) from investment securities and futures contracts	(120)
Net unrealized appreciation (depreciation) on investment securities and futures contracts	(832)
671
Distributions to Shareholders:
From net investment income:
Class A	(430)
Class I	(1,216)
(1,646)
Capital Share Transactions:
Proceeds from shares sold:
Class A	75,727
Class I	71,454
147,181
Dividends and distributions reinvested:
Class A	299
Class I	1,087
1,386
148,567
Net increase (decrease) in net assets	147,592
Net Assets:
Beginning of period	–
End of period	$147,592
Accumulated Net Investment Income (Loss)	$(23)
Share Activity:
Shares issued:
Class A	7,528
Class I	7,091
14,619
Shares issued–reinvested from distributions:
Class A	30
Class I	108
138
Net increase (decrease) in shares outstanding:
Class A	7,558
Class I	7,199
14,757

(a)  TA IDEX Van Kampen Emerging Markets Debt ("the Fund") commenced operations on November 8, 2004. The inception date for the Fund's offering of share Class A was March 1, 2005.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX Van Kampen Emerging Markets Debt

FINANCIAL HIGHLIGHTS

(unaudited)

		For a share of beneficial interest outstanding throughout the period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$10.26	$0.09	$(0.26)	$(0.17)	$(0.09)	$–	$(0.09)	$10.00
Class I	4/30/2005	10.00	0.25	(0.01)	0.24	(0.24)	–	(0.24)	10.00

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	(1.66)%	$75,576	1.15%	1.41%	5.30%	41%
Class I	4/30/2005	2.39	72,016	1.08	1.08	5.15	41

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursments by the investment adviser.

(g)  TA IDEX Van Kampen Emerging Markets Debt ("the Fund") commenced operations on November 8, 2004. The inception date for the Fund's offering of share Class A was March 1, 2005.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX Van Kampen Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX Van Kampen Emerging Markets Debt ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on November 8, 2004.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, Class A and Class I, each with a public offering price that reflects different sales charges, if any, and expense levels. The initial sales charge currently is waived as this Fund is available for investment only by certain strategic asset allocation funds. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services at the last quoted bid price; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." If market quotations are not readily available, and the impact of such a significant market event materially effects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period from inception through April 30, 2005, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX Van Kampen Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

At April 30, 2005, there were no open forward foreign currency contracts.

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

Open futures contracts at April 30, 2005, are listed in the Schedule of Investments.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

For the period from inception through April 30, 2005, the Fund received no redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX Van Kampen Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (f/k/a AEGON/Transamerica Series Fund, Inc.) asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation–Conservative Portfolio	$8,090	5.48%
TA IDEX Asset Allocation–Growth Portfolio	11,891	8.06%
TA IDEX Asset Allocation–Moderate Growth Portfolio	37,821	25.63%
TA IDEX Asset Allocation–Moderate Portfolio	17,757	12.03%
Asset Allocation–Conservative Portfolio	1,374	0.93%
Asset Allocation–Growth Portfolio	20,477	13.87%
Asset Allocation–Moderate Growth Portfolio	42,834	29.02%
Asset Allocation–Moderate Portfolio	7.299	4.95%
Total	$147,543	99.97%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.95% of the first $250 million of ANA
0.90% of the next $250 million of ANA
0.80% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses exceed the following stated annual limit:

1.15% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at April 30, 2005.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class I	N/A

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS $2 for the period from inception through
April 30, 2005.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period from inception through April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$164,907
U.S. Government	–
Proceeds from maturities and sales of securities
Long-Term excluding U.S. Government	24,539
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX Van Kampen Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 4.–(continued)

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$140,227
Unrealized Appreciation	$873
Unrealized (Depreciation)	(1,827)
Net Unrealized Appreciation (Depreciation)	$(954)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX Van Kampen Emerging Markets Debt

A discussion regarding the basis of Transamerica IDEX Mutual Fund's Board of Trustees' approval of the fund's advisory arrangements will be available in the fund's annual report for the fiscal year ending October 31, 2005.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

11

TA IDEX Van Kampen Emerging Markets Debt

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:  Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX Van Kampen Emerging Markets Debt

Proposal 2:  Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
985,655.451	0	0

Proposal 3:  Approval of changes to the fundamental investment restrictions of TA IDEX Van Kampen Emerging Markets Debt.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	985,655.451	0	0
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	985,655.451	0	0
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	985,655.451	0	0
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	985,655.451	0	0
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	985,655.451	0	0
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	985,655.451	0	0
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	985,655.451	0	0
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	985,655.451	0	0

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

12

TA IDEX Van Kampen Small Company Growth

GRAPHIC PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2005
(unaudited)

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

1

TA IDEX Van Kampen Small Company Growth

SCHEDULE OF INVESTMENTS
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (95.6%)
Agriculture (2.9%)
VCA Antech, Inc. (a)	86,200	$2,007
Amusement & Recreation Services (6.7%)
Gaylord Entertainment Co. (a)	26,475	1,059
Lakes Entertainment, Inc. (a)	28,800	424
Penn National Gaming, Inc. (a)	58,600	1,846
WMS Industries, Inc. (a)	53,600	1,361
Apparel & Accessory Stores (1.3%)
Carter's, Inc. (a)	23,925	902
Business Services (2.7%)
51job, Inc., ADR (a)	10,500	179
Akamai Technologies, Inc. (a)	51,650	610
Macquarie Infrastructure Co. Trust (a)	14,600	398
Netease.com, ADR (a)	7,675	379
Valueclick, Inc. (a)	33,525	347
Chemicals & Allied Products (0.5%)
Nuco2, Inc. (a)	14,000	344
Communication (0.4%)
Lodgenet Entertainment Corp. (a)	19,100	311
Communications Equipment (2.9%)
Plantronics, Inc.	9,475	298
Spectrasite, Inc. (a)	30,550	1,715
Computer & Data Processing Services (10.1%)
Activision, Inc. (a)	1	–	(b)
Arbitron, Inc.	8,950	379
CNET Networks, Inc. (a)	56,150	557
Eclipsys Corp. (a)	26,300	355
Filenet Corp. (a)	14,450	383
Hyperion Solutions Corp. (a)	8,275	337
Interactive Data Corp. (a)	25,550	512
NetFlix, Inc. (a)	35,500	410
PlanetOut, Inc. (a)	22,125	145
RSA Security, Inc. (a)	40,250	432
Salesforce.com, Inc. (a)	46,600	675
Shanda Interactive Entertainment, Ltd., ADR (a)	22,925	737
Sina Corp. (a)	11,375	312
SkillSoft PLC, ADR (a)	74,400	290
THQ, Inc. (a)	19,700	497
Verint Systems, Inc. (a)	9,875	314
Websense, Inc. (a)	13,625	723
Computer & Office Equipment (1.8%)
Micros Systems, Inc. (a)	16,700	662
ProQuest Co. (a)	12,575	408
TransAct Technologies, Inc. (a)	18,950	165

	Shares	Value
Construction (0.7%)
Chicago Bridge & Iron Co. NV	21,600	$483
Educational Services (3.5%)
Strayer Education, Inc.	15,575	1,671
Universal Technical Institute, Inc. (a)	21,675	757
Electronic Components & Accessories (1.4%)
Microsemi Corp. (a)	16,150	273
Tessera Technologies, Inc. (a)	27,000	717
Engineering & Management Services (0.6%)
Washington Group International, Inc. (a)	9,400	389
Environmental Services (1.6%)
Stericycle, Inc. (a)	23,450	1,141
Food & Kindred Products (0.6%)
Peet's Coffee & Tea, Inc. (a)	15,200	385
Furniture & Home Furnishings Stores (1.4%)
Tuesday Morning Corp. (a)	35,925	943
Gas Production & Distribution (2.3%)
Southwestern Energy Co. (a)	27,025	1,588
Hotels & Other Lodging Places (3.5%)
Great Wolf Resorts, Inc. (a)	50,301	1,068
Kerzner International, Ltd. (a)	25,550	1,408
Industrial Machinery & Equipment (1.1%)
Actuant Corp.–Class A (a)	12,675	540
Middleby Corp.	5,025	221
Instruments & Related Products (2.0%)
Cuno, Inc. (a)	10,575	536
Dionex Corp. (a)	6,575	282
Flir Systems, Inc. (a)	22,150	589
Insurance (0.8%)
Markel Corp. (a)	1,660	570
Lumber & Construction Materials (0.5%)
Beacon Roofing Supply, Inc. (a)	17,100	380
Management Services (1.6%)
Corporate Executive Board Co.	16,775	1,103
Manufacturing Industries (1.8%)
Shuffle Master, Inc. (a)	36,850	928
Yankee Candle Co., Inc. (a)	11,600	322
Medical Instruments & Supplies (3.2%)
American Medical Systems Holdings, Inc. (a)	37,150	649
Animas Corp. (a)	20,700	388
Sybron Dental Specialties, Inc. (a)	21,150	788
Techne Corp. (a)	10,000	418

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

2

TA IDEX Van Kampen Small Company Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Mining (1.2%)
Florida Rock Industries, Inc.	14,075	$817
Motion Pictures (1.7%)
Avid Technology, Inc. (a)	13,600	673
Lions Gate Entertainment Corp. (a)	52,900	511
Oil & Gas Extraction (5.8%)
Bill Barrett Corp. (a)	11,700	312
Delta Petroleum Corp. (a)	26,175	293
Denbury Resources, Inc. (a)	10,550	335
Gasco Energy, Inc. (a)	97,150	345
Petrohawk Energy Corp. (a)	36,800	319
Quicksilver Resources, Inc. (a)	41,850	2,148
Range Resources Corp.	13,400	303
Paper & Paper Products (0.7%)
Neenah Paper, Inc.	16,375	493
Personal Services (0.4%)
Coinstar, Inc. (a)	17,900	307
Pharmaceuticals (4.9%)
Dade Behring Holdings, Inc. (a)	36,325	2,240
Flamel Technologies, Sponsored ADR (a)	19,785	317
Idexx Laboratories, Inc. (a)	7,975	452
Noven Pharmaceuticals, Inc. (a)	23,200	386
Radio & Television Broadcasting (0.5%)
Radio One, Inc.–Class D (a)	27,125	354
Radio, Television & Computer Stores (1.9%)
Guitar Center, Inc. (a)	26,475	1,307
Real Estate (0.5%)
Desarrolladora Homex SA de CV, ADR (a)	15,200	337
Research & Testing Services (3.4%)
Advisory Board Co. (The) (a)	39,700	1,616
Gen-Probe, Inc. (a)	15,775	792
Residential Building Construction (1.2%)
Brookfield Homes Corp.	11,700	502
Meritage Homes Corp. (a)	5,400	342
Restaurants (6.0%)
AFC Enterprises (a)	40,150	1,084

	Shares	Value
Restaurants (continued)
BJ's Restaurants, Inc. (a)	25,500	$450
IHOP Corp.	13,000	532
PF Chang's China Bistro, Inc. (a)	20,175	1,120
Sonic Corp. (a)	21,250	681
Steak N Shake Co., (The) (a)	19,775	358
Retail Trade (1.7%)
Blue Nile, Inc. (a)	13,775	347
Build-A-Bear Workshop, Inc. (a)	18,500	496
Overstock.com, Inc. (a)	8,775	310
Security & Commodity Brokers (2.4%)
Calamos Asset Management, Inc.–Class A	33,050	770
Greenhill & Co., Inc.	29,190	919
Social Services (0.8%)
Bright Horizons Family Solutions, Inc. (a)	17,250	585
Stone, Clay & Glass Products (0.5%)
Eagle Materials, Inc.	4,825	353
Telecommunications (0.3%)
IDT Corp.–Class B (a)	17,350	244
Trucking & Warehousing (1.8%)
Landstar System, Inc. (a)	30,850	946
Universal Truckload Services, Inc. (a)	19,100	304
Water Transportation (0.4%)
Arlington Tankers, Ltd.	12,075	264
Wholesale Trade Durable Goods (2.3%)
Neoforma, Inc. (a)	1,950	11
SCP Pool Corp.	49,400	1,609
Wholesale Trade Nondurable Goods (1.3%)
Tractor Supply Co. (a)	22,100	889
Total Common Stocks (cost: $69,033)		66,783
Total Investment Securities (cost: $69,033)		$66,783
SUMMARY:
Investments, at value	95.6%	$66,783
Other assets in excess of liabilities	4.4%	3,089
Net assets	100.0%	$69,872

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  Value is less than $1.

DEFINITIONS:

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

3

TA IDEX Van Kampen Small Company Growth

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2005
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $69,033)	$66,783
Cash	5,320
Receivables:
Investment securities sold	18
Shares of beneficial interest sold	130
Interest	6
Dividends	3
72,260
Liabilities:
Investment securities purchased	2,325
Accounts payable and accrued liabilities:
Management and advisory fees	50
Distribution and service fees	10
Other	3
2,388
Net Assets	$69,872
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$72,493
Accumulated net investment income (loss)	(170)
Accumulated net realized gain (loss) from investment securities	(201)
Net unrealized appreciation (depreciation) on investment securities	(2,250)
Net Assets	$69,872
Net Assets by Class:
Class A	$36,498
Class I	33,374
Shares Outstanding:
Class A	3,667
Class I	3,352
Net Asset Value and Offering Price Per Share:
Class A	$9.95
Class I	9.96

STATEMENT OF OPERATIONS
For the period ended April 30, 2005 (a)
(all amounts in thousands) (unaudited)

Investment Income:
Interest	$19
Dividends	24
43
Expenses:
Management and advisory fees	184
Printing and shareholder reports	3
Custody fees	12
Administration fees	4
Legal fees	1
Audit fees	4
Trustees fees	1
Distribution and service fees:
Class A	14
Total expenses	223
Less:
Reimbursement of class expenses:
Class A	(10)
Net expenses	213
Net Investment Income (Loss)	(170)
Net Realized and Unrealized Gain (Loss):
Realized Gain (Loss) from investment securities	(201)
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(2,250)
Net Gain (Loss) on Investments	(2,451)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,621)

(a)  TA IDEX Van Kampen Small Company Growth ("the Fund") commenced operations on November 8, 2005. The inception date for the Fund's offering of share class A was March 1, 2005.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

4

TA IDEX Van Kampen Small Company Growth

STATEMENT OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

April 30, 2005 (a) (unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(170)
Net realized gain (loss) from investment securities	(201)
Net unrealized appreciation (depreciation) on investment securities	(2,250)
(2,621)
Capital Share Transactions:
Proceeds from shares sold:
Class A	38,492
Class I	34,001
72,493
Net increase (decrease) in net assets	69,872
Net Assets:
Beginning of period	–
End of period	$69,872
Accumulated Net Investment Income (Loss)	$(170)
Share Activity:
Shares issued:
Class A	3,667
Class I	3,352
7,019
Net increase (decrease) in shares outstanding:
Class A	3,667
Class I	3,352
7,019

(a)  TA IDEX Van Kampen Small Company Growth ("the Fund") commenced operations on November 8, 2005. The inception date for the Fund's offering of share class A was March 1, 2005.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

5

TA IDEX Van Kampen Small Company Growth

FINANCIAL HIGHLIGHTS
(unaudited)

		For a share of beneficial interest outstanding throughout the period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2005	$10.73	$0.02	$(0.80)	$(0.78)	$–	$–	$–	$9.95
Class I	4/30/2005	10.00	0.04	(0.08)	(0.04)	–	–	–	9.96

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2005	(7.27)%	$36,498	1.15%	1.41%	0.95%	29%
Class I	4/30/2005	(0.40)	33,374	1.09	1.09	0.86	29

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized for periods of less than one year.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX Van Kampen Small Company Growth ("the Fund") commenced operations on November 8, 2004. The inception date for the Fund's offering of share Class A was March 1, 2005.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

6

TA IDEX Van Kampen Small Company Growth

NOTES TO FINANCIAL STATEMENTS
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to March 1, 2005, Transamerica IDEX Mutual Funds was a Massachusetts business trust. TA IDEX Van Kampen Small Company Growth ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on November 8, 2004.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers two classes of shares, Class A and Class I, each with a public offering price that reflects different sales charges, if any, and expense levels. The initial sales charge currently is waived as this Fund is available for investment only by certain strategic asset allocation funds. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on NASDAQ NMS, such closing price may be last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2005, was paying an interest rate of 2.02%.

Throughout the period from inception through April 30, 2005, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the period from inception through April 30, 2005, of $8 are included in net realized gains in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

7

TA IDEX Van Kampen Small Company Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

For the period from inception through April 30, 2005, the Fund received no redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AFSG is 100% owned by AUSA Holding Company ("AUSA"). TFAI is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) and AUSA (22%). TFS is a wholly owned subsidiary of WRL (50%) and AUSA (50%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON, NV, a Netherlands corporation.

Effective January 1, 2005 AEGON/Transamerica Fund Advisors, Inc. ("ATFA") was renamed Transamerica Fund Advisors, Inc. ("TFAI"); AEGON/Transamerica Fund Services, Inc. ("ATFS") and AEGON/Transamerica Investor Services, Inc. ("ATIS") merged into one entity and was renamed Transamerica Fund Services, Inc. ("TFS").

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (f/k/a AEGON/Transamerica Series Fund, Inc.) asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation – Growth Portfolio	$15,670	22.43%
TA IDEX Asset Allocation – Moderate Growth Portfolio	20,794	29.76%
Asset Allocation – Growth Portfolio	19,638	28.11%
Asset Allocation – Moderate Growth Portfolio	13,746	19.67%
Total	$69,848	99.97%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.95% of the first $500 million of ANA
0.85% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses exceed the following stated annual limit:

1.15% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

There were no amounts available for recapture at April 30, 2005.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class I	N/A

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. As of January 1, 2005 the Fund pays TFS an annual fee of 0.02% of average net assets. Prior to January 1, 2005 the Fund paid TFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The Transfer agent fees on the Statement of Operations are made up of fees paid to TFS and costs associated with shareholder statements.

The Fund paid TFS $2 for the period from inception through April 30, 2005.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

8

TA IDEX Van Kampen Small Company Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2005
(all amounts in thousands)
(unaudited)

NOTE 3.   INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period from inception through April 30, 2005, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$80,561
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	11,319
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2005, are as follows:

Federal Tax Cost Basis	$69,036
Unrealized Appreciation	$2,132
Unrealized (Depreciation)	(4,385)
Net Unrealized Appreciation (Depreciation)	$(2,253)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain employees and affiliates of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

9

TA IDEX Van Kampen Small Company Growth

A discussion regarding the basis of Transamerica IDEX Mutual Fund's Board of Trustees' approval of the fund's advisory arrangements will be available in the fund's annual report for the fiscal year ending October 31, 2005.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

10

TA IDEX Van Kampen Small Company Growth

SUPPLEMENTAL INFORMATION (unaudited)
RESULTS OF SHAREHOLDER PROXY

At a special meeting of shareholders held on February 25, 2005, the results of the Proposals were as follows:

Transamerica IDEX Mutual Funds

Proposal 1:   Election of Trustees to the Board of Trustees of Transamerica IDEX Mutual Funds.

	For	Withheld
Peter R. Brown	872,017,875.249	4,468,498.551
Daniel Calabria	871,917,069.786	4,569,304.014
Janise B. Case	872,099,393.125	4,386,980.675
Charles C. Harris	872,086,722.025	4,399,651.775
Leo J. Hill	872,304,465.640	4,181,908.160
Russell A. Kimball, Jr.	872,253,556.471	4,232,817.329
William W. Short, Jr.	872,139,920.944	4,346,452.856
John Waechter	872,261,152.376	4,225,221.424
Jack E. Zimmerman	871,929,967.512	4,556,406.288
Brian C. Scott	872,218,970.367	4,267,403.433
Thomas P. O'Neill	872,111,944.117	4,374,429.683

TA IDEX Van Kampen Small Company Growth

Proposal 2:   Approval of an Agreement and Plan of Reorganization pursuant to which Transamerica IDEX Mutual Funds will organize as a Delaware statutory trust.

For	Against	Abstentions/Broker Non-Votes
850,100.000	0	0

Proposal 3:   Approval of changes to the fundamental investment restrictions of TA IDEX Van Kampen Small Company Growth.

A. Diversification	For	Against	Abstentions/Broker Non-Votes
	850,100.000	0	0
B. Borrowing	For	Against	Abstentions/Broker Non-Votes
	850,100.000	0	0
C. Senior Securities	For	Against	Abstentions/Broker Non-Votes
	850,100.000	0	0
D. Underwriting Securities	For	Against	Abstentions/Broker Non-Votes
	850,100.000	0	0
E. Real Estate	For	Against	Abstentions/Broker Non-Votes
	850,100.000	0	0
F. Making Loans	For	Against	Abstentions/Broker Non-Votes
	850,100.000	0	0
G. Concentration	For	Against	Abstentions/Broker Non-Votes
	850,100.000	0	0
H. Commodities	For	Against	Abstentions/Broker Non-Votes
	850,100.000	0	0

Transamerica IDEX Mutual Funds

Semi-Annual Report 2005

11

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

A description of the Transamerica IDEX Mutual Funds' proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission website (http://www.sec.gov).

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The first filing of Form N-PX was made on or before August 31, 2004, for the 12 month-period ending June 30, 2004. Once filed, the Form will be available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC's website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q which is available on the Commission's website at www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

P.O. Box 9012
Clearwater, FL 33758-9012

www.transamericaidex.com

Investor Services 1-888-233-IDEX (4339)
P.O. Box 9012 • Clearwater, FL 33758-9012
Distributor: AFSG Securities Corporation, Member NASD

Item 2: Code of Ethics.

Not applicable for semi-annual reports.

Item 3: Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5: Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6: Schedule of Investments.

The schedule of investments is included in the Semi-Annual report to shareholders filed under Item 1 of this Form N-CSR.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9:  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders

There has been no material change to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees:  currently the registrant does not have a policy with regard to the consideration of trustee candidates recommended by shareholders.

11: Controls and Procedures.

(a)          Based on their evaluation of registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as of April 30, 2005, registrant’s principal executive officer and principal financial officer found registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         There have been no significant changes in registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal half year that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)          (1) Not Applicable

(2) Separate certifications for registrant’s principal executive officer and principal financial officer, as required by
Rule 30a-2(a) under the 1940 Act, are attached.

(3) Not Applicable

(b)         A certification for registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica IDEX Mutual Funds
(Registrant)

By:	/s/ Brian C. Scott
President and Chief Executive Officer
Date: June 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian C. Scott
President and Chief Executive Officer
Date:	June 28, 2005

By:	/s/ Glenn E. Brightman
Vice President and Interim Principal Financial Officer
Date:	June 28, 2005

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12(a)(2)	a. Section 302 N-CSR Certification of Principal Executive Officer
b. Section 302 N-CSR Certification of Principal Financial Officer
12(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer